UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Global Bond Fund

Semiannual Report

April 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2022

Eaton Vance

Global Bond Fund

Eaton Vance

Global Bond Fund

April 30, 2022

Performance

Portfolio Manager(s) Kyle Lee, CFA, Patrick Campbell, CFA and Brian Shaw, CFA

% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	06/27/2007	06/27/2007	(9.65)%	(12.25)%	(0.18)%	0.57%
Class A with 3.25% Maximum Sales Charge	—	—	(12.62)	(15.09)	(0.83)	0.24
Class C at NAV	03/01/2011	06/27/2007	(9.97)	(12.87)	(0.88)	0.01
Class C with 1% Maximum Sales Charge	—	—	(10.85)	(13.71)	(0.88)	0.01
Class I at NAV	03/01/2011	06/27/2007	(9.43)	(11.92)	0.13	0.88

Bloomberg Global Aggregate Bond Index (Unhedged)	—	—	(11.69)%	(12.63)%	0.33%	0.35%

Blended Index			(11.89)	(12.83)	0.32	0.48

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

Gross				1.50%	2.20%	1.20%
Net				1.01	1.71	0.71

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Bond Fund

April 30, 2022

Fund Profile

Foreign Currency Exposure (% of net assets)*

Euro	16.1%

Japan	9.4

Australia	6.0

South Korea	5.8

Iceland	5.6

Sweden	4.7

Serbia	4.6

Singapore	4.6

Egypt	3.5

Indonesia	3.3

Ukraine	2.4

Dominican Republic	1.1

Other	0.7	**

Total Long	69.2

Total Short	–1.4

Total Net	67.8

Footnotes:

Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

*	Currency exposures include all foreign exchange denominated assets and currency derivatives. Total exposures may exceed 100% due to implicit leverage created by derivatives.

**	Includes amounts each less than 1.0% or -1.0%, as applicable.

‡	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

Asset Allocation (% of net assets)‡

3

Eaton Vance

Global Bond Fund

April 30, 2022

Endnotes and Additional Disclosures

[1]

Bloomberg Global Aggregate Bond Index (Unhedged) is an unmanaged index of global investment-grade bonds denominated in the U.S. Dollar, Euro, Japanese Yen, and British Sterling. The index includes corporate bonds, government bonds, and mortgage-backed securities. J.P. Morgan Emerging Markets Bond (JEMB) Hard Currency/Local Currency 50-50 Index is a blended index comprised of 50% J.P. Morgan Government Bond Index: Emerging Market Global Diversified (JPM GBI-EM GD), 25% J.P. Morgan Emerging Market Bond Index Global Diversified (JPM EMBI GD) and 25% J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified (JPM CEMBI BD). J.P. Morgan Government Bond Index: Emerging Market Global Diversified (JPM GBI-EM GD) is an unmanaged index of local currency bonds with maturities of more than one year issued by emerging markets governments. J.P. Morgan Emerging Market Bond Index Global Diversified (JPM EMBI GD) is a market-cap weighted index that measures USD-denominated Brady Bonds, Eurobonds, and traded loans issued by sovereign entities. J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified (JPM CEMBI BD) is an unmanaged index of USD-denominated emerging market corporate bonds. Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. The Blended Index consists of 85% Bloomberg Global Aggregate Bond Index (Unhedged) and 15% J.P. Morgan Emerging Markets Bond (JEMB) Hard Currency/Local Currency 50-50 Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.

Fund profile subject to change due to active management.

4

Eaton Vance

Global Bond Fund

April 30, 2022

Fund Expenses

Example

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/21)	Ending Account Value (4/30/22)	Expenses Paid During Period* (11/1/21 – 4/30/22)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$903.50	$4.77	**	1.01%
Class C	$1,000.00	$900.30	$8.06	**	1.71%
Class I	$1,000.00	$905.70	$3.35	**	0.71%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.79	$5.06	**	1.01%
Class C	$1,000.00	$1,016.32	$8.55	**	1.71%
Class I	$1,000.00	$1,021.27	$3.56	**	0.71%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2021. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

5

Eaton Vance

Global Bond Fund

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Investment in International Income Portfolio, at value (identified cost $40,948,596)	$37,262,706

Receivable for Fund shares sold	3,839,077

Receivable from affiliate	27,031

Total assets	$41,128,814

Liabilities

Payable for Fund shares redeemed	$3,991,781

Payable to affiliate:

Distribution and service fees	5,094

Trustees’ fees	42

Accrued expenses	35,779

Total liabilities	$4,032,696

Net Assets	$37,096,118

Sources of Net Assets

Paid-in capital	$78,704,620

Accumulated loss	(41,608,502)

Net Assets	$37,096,118

Class A Shares

Net Assets	$14,297,231

Shares Outstanding	2,027,843

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$7.05

Maximum Offering Price Per Share

(100 ÷ 96.75 of net asset value per share)	$7.29

Class C Shares

Net Assets	$1,594,060

Shares Outstanding	226,092

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$7.05

Class I Shares

Net Assets	$21,204,827

Shares Outstanding	3,018,143

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$7.03

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Global Bond Fund

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income allocated from Portfolio	$2,119

Interest income allocated from Portfolio (net of foreign taxes withheld of $23,213)	781,443

Expenses, excluding interest expense, allocated from Portfolio	(170,519)

Interest expense allocated from Portfolio	(1,234)

Total investment income from Portfolio	$611,809

Expenses

Distribution and service fees:

Class A	$26,134

Class C	9,294

Trustees’ fees and expenses	250

Custodian fee	10,055

Transfer and dividend disbursing agent fees	21,829

Legal and accounting services	15,767

Printing and postage	15,294

Registration fees	25,190

Miscellaneous	4,528

Total expenses	$128,341

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$93,601

Net expenses	$34,740

Net investment income	$577,069

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss):

Investment transactions (net of foreign capital gains taxes of $1,719)	$(436,294)

Futures contracts	150,888

Swap contracts	126,424

Foreign currency transactions	(45,225)

Forward foreign currency exchange contracts	(1,247,330)

Non-deliverable bond forward contracts	(127,482)

Net realized loss	$(1,579,019)

Change in unrealized appreciation (depreciation):

Investments (including net decrease in accrued foreign capital gains taxes of $7,886)	$(4,057,800)

Futures contracts	242,824

Swap contracts	51,502

Foreign currency	(32,546)

Forward foreign currency exchange contracts	267,298

Non-deliverable bond forward contracts	(1,608)

Net change in unrealized appreciation (depreciation)	$(3,530,330)

Net realized and unrealized loss	$(5,109,349)

Net decrease in net assets from operations	$(4,532,280)

7	See Notes to Financial Statements.

Eaton Vance

Global Bond Fund

April 30, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$577,069	$1,012,352

Net realized gain (loss)	(1,579,019)	232,528

Net change in unrealized appreciation (depreciation)	(3,530,330)	(1,483,776)

Net decrease in net assets from operations	$(4,532,280)	$(238,896)

Distributions to shareholders:

Class A	$(334,943)	$(338,341)

Class C	(29,756)	(64,543)

Class I	(595,296)	(628,192)

Total distributions to shareholders	$(959,995)	$(1,031,076)

Tax return of capital to shareholders:

Class A	$—	$(786,092)

Class C	—	(101,321)

Class I	—	(1,425,879)

Total tax return of capital to shareholders	$—	$(2,313,292)

Transactions in shares of beneficial interest:

Class A	$(4,274,783)	$3,475,301

Class C	(303,527)	(2,952,236)

Class I	(10,803,187)	3,905,497

Net increase (decrease) in net assets from Fund share transactions	$(15,381,497)	$4,428,562

Net increase (decrease) in net assets	$(20,873,772)	$845,298

Net Assets

At beginning of period	$57,969,890	$57,124,592

At end of period	$37,096,118	$57,969,890

8	See Notes to Financial Statements.

Eaton Vance

Global Bond Fund

April 30, 2022

Financial Highlights

	Class A

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021		2020		2019		2018		2017

Net asset value — Beginning of period	$7.960		$8.440		$8.510		$8.500		$9.130		$8.770

Income (Loss) From Operations

Net investment income(1)	$0.085		$0.132		$0.176		$0.295		$0.315		$0.246

Net realized and unrealized gain (loss)	(0.844)		(0.150)		0.292		0.174		(0.539)		0.520

Total income (loss) from operations	$(0.759)		$(0.018)		$0.468		$0.469		$(0.224)		$0.766

Less Distributions

From net investment income	$(0.151)		$(0.146)		$(0.378)		$(0.459)		$(0.052)		$(0.406)

Tax return of capital	—		(0.316)		(0.160)		—		(0.354)		—

Total distributions	$(0.151)		$(0.462)		$(0.538)		$(0.459)		$(0.406)		$(0.406)

Net asset value — End of period	$7.050		$7.960		$8.440		$8.510		$8.500		$9.130

Total Return(2)(3)	(9.65	)%(4)	(0.38)%		5.72%		5.62%		(2.58)%		8.89%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14,297		$20,539		$18,354		$18,677		$19,483		$22,136

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)	1.01	%(6)(7)(9)	1.01	%(7)	1.01	%(7)	1.11	%(7)	1.11	%(7)	1.10%

Net investment income	2.23	%(6)	1.57%		2.09%		3.43%		3.51%		2.74%

Portfolio Turnover of the Portfolio	43	%(4)	102	%(8)	88	%(8)	92%		23%		29%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.67%, 0.49%, 0.49%, 0.40%, 0.34% and 0.37% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

(7)	Includes interest expense of 0.01% of average daily net assets for the six months ended April 30, 2022 and each of the years ended October 31, 2021, 2020, 2019 and 2018.

(8)	Includes the effect of To-Be-Announced (TBA) transactions.

(9)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

9	See Notes to Financial Statements.

Eaton Vance

Global Bond Fund

April 30, 2022

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021		2020		2019		2018		2017

Net asset value — Beginning of period	$7.960		$8.440		$8.510		$8.500		$9.130		$8.770

Income (Loss) From Operations

Net investment income(1)	$0.059		$0.068		$0.123		$0.237		$0.252		$0.183

Net realized and unrealized gain (loss)	(0.845)		(0.146)		0.286		0.171		(0.539)		0.520

Total income (loss) from operations	$(0.786)		$(0.078)		$0.409		$0.408		$(0.287)		$0.703

Less Distributions

From net investment income	$(0.124)		$(0.127)		$(0.336)		$(0.398)		$(0.044)		$(0.343)

Tax return of capital	—		(0.275)		(0.143)		—		(0.299)		—

Total distributions	$(0.124)		$(0.402)		$(0.479)		$(0.398)		$(0.343)		$(0.343)

Net asset value — End of period	$7.050		$7.960		$8.440		$8.510		$8.500		$9.130

Total Return(2)(3)	(9.97	)%(4)	(1.09)%		4.98%		4.88%		(3.26)%		8.13%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,594		$2,115		$5,173		$9,517		$14,107		$16,664

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)	1.71	%(6)(7)(9)	1.71	%(7)	1.71	%(7)	1.81	%(7)	1.81	%(7)	1.80%

Net investment income	1.55	%(6)	0.80%		1.47%		2.76%		2.81%		2.03%

Portfolio Turnover of the Portfolio	43	%(4)	102	%(8)	88	%(8)	92%		23%		29%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.67%, 0.49%, 0.49%, 0.40%, 0.34% and 0.37% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

(7)	Includes interest expense of 0.01% of average daily net assets for the six months ended April 30, 2022 and each of the years ended October 31, 2021, 2020, 2019 and 2018.

(8)	Includes the effect of To-Be-Announced (TBA) transactions.

(9)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

10	See Notes to Financial Statements.

Eaton Vance

Global Bond Fund

April 30, 2022

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021		2020		2019		2018		2017

Net asset value — Beginning of period	$7.930		$8.410		$8.480		$8.480		$9.100		$8.750

Income (Loss) From Operations

Net investment income(1)	$0.096		$0.156		$0.213		$0.319		$0.341		$0.272

Net realized and unrealized gain (loss)	(0.835)		(0.151)		0.279		0.164		(0.529)		0.510

Total income (loss) from operations	$(0.739)		$0.005		$0.492		$0.483		$(0.188)		$0.782

Less Distributions

From net investment income	$(0.161)		$(0.152)		$(0.395)		$(0.483)		$(0.056)		$(0.432)

Tax return of capital	—		(0.333)		(0.167)		—		(0.376)		—

Total distributions	$(0.161)		$(0.485)		$(0.562)		$(0.483)		$(0.432)		$(0.432)

Net asset value — End of period	$7.030		$7.930		$8.410		$8.480		$8.480		$9.100

Total Return(2)(3)	(9.43	)%(4)	(0.11)%		6.04%		5.82%		(2.19)%		9.11%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$21,205		$35,316		$33,597		$56,451		$62,225		$64,381

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)	0.71	%(6)(7)(9)	0.71	%(7)	0.71	%(7)	0.81	%(7)	0.81	%(7)	0.80%

Net investment income	2.54	%(6)	1.86%		2.54%		3.73%		3.81%		3.02%

Portfolio Turnover of the Portfolio	43	%(4)	102	%(8)	88	%(8)	92%		23%		29%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.67%, 0.49%, 0.49%, 0.40%, 0.34% and 0.37% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

(7)	Includes interest expense of 0.01% of average daily net assets for the six months ended April 30, 2022 and each of the years ended October 31, 2021, 2020, 2019 and 2018.

(8)	Includes the effect of To-Be-Announced (TBA) transactions.

(9)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

11	See Notes to Financial Statements.

Eaton Vance

Global Bond Fund

April 30, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in International Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Eaton Vance

Global Bond Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2022, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.

At October 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $33,360,431 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2021, $11,868,172 are short-term and $21,492,259 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.500%

$1 billion but less than $2.5 billion	0.475%

$2.5 billion but less than $5 billion	0.455%

$5 billion and over	0.440%

For the six months ended April 30, 2022, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 1.00%, 1.70% and 0.70% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2023. Pursuant to this agreement, EVM was allocated $93,601 of the Fund’s operating expenses for the six months ended April 30, 2022.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2022, EVM earned $2,164 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received no sales charge on sales of Class A shares for the six months ended April 30, 2022. EVD received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2022 amounted to $26,134 for Class A shares.

13

Eaton Vance

Global Bond Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2022, the Fund paid or accrued to EVD $6,971 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2022 amounted to $2,323 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2022, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Investment Transactions

For the six months ended April 30, 2022, increases and decreases in the Fund’s investment in the Portfolio aggregated $2,758,527 and $19,092,049, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount

Class A

Sales	341,840	$2,668,722	437,614	$3,730,168

Issued to shareholders electing to receive payments of distributions in Fund shares	41,364	312,939	124,272	1,044,743

Redemptions	(945,273)	(7,331,161)	(409,469)	(3,451,302)

Converted from Class C shares	9,633	74,717	253,923	2,151,692

Net increase (decrease)	(552,436)	$(4,274,783)	406,340	$3,475,301

Class C

Sales	3,877	$30,600	46,277	$396,685

Issued to shareholders electing to receive payments of distributions in Fund shares	3,486	26,345	17,461	148,164

Redemptions	(37,309)	(285,755)	(156,770)	(1,345,393)

Converted to Class A shares	(9,636)	(74,717)	(254,027)	(2,151,692)

Net decrease	(39,582)	$(303,527)	(347,059)	$(2,952,236)

Class I

Sales	322,997	$2,449,545	1,383,572	$11,674,860

Issued to shareholders electing to receive payments of distributions in Fund shares	78,645	593,490	243,869	2,044,729

Redemptions	(1,834,891)	(13,846,222)	(1,168,674)	(9,814,092)

Net increase (decrease)	(1,433,249)	$(10,803,187)	458,767	$3,905,497

14

International Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 4.6%
Security	Principal Amount (000’s omitted)		Value

Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class M2, 2.789%, (30-day SOFR + 2.50%), 1/25/42(1)(2)		$1,800	$1,713,955

Total Collateralized Mortgage Obligations (identified cost $1,685,647)			$1,713,955

Foreign Corporate Bonds — 5.9%
Security	Principal Amount (000’s omitted)		Value

Iceland — 5.4%

Arion Banki HF, 6.00%, 4/12/24(3)	ISK	100,000	$773,346

Islandsbanki HF, 6.40%, 10/26/23	ISK	40,000	310,579

Landsbankinn HF, 5.00%, 11/23/23(3)	ISK	120,000	914,789

			$1,998,714

India — 0.5%

Indian Railway Finance Corp., Ltd., 3.57%, 1/21/32(3)	USD	200	$176,311

			$176,311

Total Foreign Corporate Bonds (identified cost $1,940,818)			$2,175,025

Sovereign Government Bonds — 59.3%
Security	Principal Amount (000’s omitted)		Value

Australia — 8.1%

Australian Capital Territory, 1.25%, 5/22/25(3)	AUD	2,350	$1,578,644

New South Wales Treasury Corp, 4.00%, 5/20/26(3)	AUD	1,967	1,437,574

			$3,016,218

China — 3.6%

China Government Bond:

2.37%, 1/20/27	CNY	6,200	$931,704

3.53%, 10/18/51	CNY	2,520	395,757

			$1,327,461

Croatia — 1.7%

Croatia Government International Bond, 1.75%, 3/4/41(3)	EUR	750	$624,469

			$624,469

Security	Principal Amount (000’s omitted)		Value

Dominican Republic — 1.0%

Dominican Republic:

8.00%, 1/15/27(3)	DOP	3,970	$65,454

8.00%, 2/12/27(3)	DOP	19,700	324,431

			$389,885

Egypt — 1.5%

Arab Republic of Egypt:

7.50%, 2/16/61(3)	USD	400	$268,742

8.875%, 5/29/50(3)	USD	388	287,081

			$555,823

Honduras — 0.8%

Honduras Government International Bond, 7.50%, 3/15/24(3)	USD	317	$310,311

			$310,311

Iceland — 0.1%

Republic of Iceland, 5.00%, 11/15/28	ISK	3,916	$29,669

			$29,669

India — 2.2%

Export-Import Bank of India, 2.25%, 1/13/31(3)	USD	1,000	$817,480

			$817,480

Indonesia — 4.2%

Indonesia Government Bond:

6.50%, 2/15/31	IDR	574,000	$38,228

7.00%, 9/15/30	IDR	8,327,000	572,930

7.50%, 6/15/35	IDR	8,503,000	595,898

Indonesia Government International Bond, 3.85%, 10/15/30	USD	375	372,071

			$1,579,127

Israel — 2.1%

Israel Government Bond, 0.75%, 7/31/22	ILS	2,582	$773,898

			$773,898

Italy — 5.5%

Italy Buoni Poliennali Del Tesoro, 0.00%, 8/1/26(3)	EUR	2,100	$2,055,699

			$2,055,699

15	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Ivory Coast — 0.8%

Ivory Coast Government International Bond, 6.625%, 3/22/48(3)	EUR	350	$296,051

			$296,051

Jordan — 0.5%

Jordan Government International Bond, 7.375%, 10/10/47(3)	USD	200	$175,026

			$175,026

Mexico — 2.6%

Mexican Udibonos Bond, 2.75%, 11/27/31	MXN	22,346	$989,101

			$989,101

Mongolia — 0.5%

Mongolia Government International Bond, 5.125%, 4/7/26(3)	USD	200	$187,486

			$187,486

New Zealand — 4.5%

New Zealand Government Bond, 3.00%, 9/20/30(3)(4)	NZD	2,287	$1,692,943

			$1,692,943

Oman — 1.0%

Oman Government International Bond:

6.50%, 3/8/47(3)	USD	200	$183,613

6.75%, 1/17/48(3)	USD	200	188,050

			$371,663

Philippines — 1.8%

Republic of the Philippines, 6.25%, 1/14/36	PHP	34,000	$675,611

			$675,611

Romania — 0.8%

Romania Government International Bond, 3.375%, 1/28/50(3)	EUR	405	$290,387

			$290,387

Serbia — 4.6%

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	187,260	$1,698,805

			$1,698,805

South Africa — 5.1%

Republic of South Africa, 10.50%, 12/21/26	ZAR	27,560	$1,889,106

			$1,889,106

Security	Principal Amount (000’s omitted)		Value

South Korea — 4.3%

Korea Treasury Bond 4.00%, 12/10/31	KRW	1,901,500	$1,604,597

			$1,604,597

Ukraine — 2.0%

Ukraine Government Bond, 15.84%, 2/26/25(5)	UAH	45,809	$763,483

			$763,483

Total Sovereign Government Bonds (identified cost $26,200,130)			$22,114,299

U.S. Government Agency Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000’s omitted)		Value

Federal National Mortgage Association 4.052%, (COF + 1.79%), with maturity at 2035(2)(6)		$135	$143,542

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $134,365)			$143,542

Short-Term Investments — 15.2%

Affiliated Fund — 0.3%
Security		Shares	Value

Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(7)		105,171	$105,171

Total Affiliated Fund (identified cost $105,171)			$105,171

Sovereign Government Securities — 4.7%
Security	Principal Amount (000’s omitted)		Value

Egypt — 3.5%

Egypt Treasury Bill:

0.00%, 9/6/22	EGP	5,200	$270,463

0.00%, 9/20/22	EGP	2,850	147,485

0.00%, 9/27/22	EGP	1,425	73,555

0.00%, 10/4/22	EGP	11,650	599,637

0.00%, 12/27/22	EGP	4,100	$204,869

			$1,296,009

16	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Israel — 1.2%

Bank of Israel Treasury Bill:

0.00%, 7/6/22	ILS	515	$154,323

0.00%, 8/3/22	ILS	1,035	310,593

			$464,916

Total Sovereign Government Securities (identified cost $1,790,786)			$1,760,925

U.S. Treasury Obligations — 10.2%
Security	Principal Amount (000’s omitted)		Value

U.S. Treasury Bill:

0.00%, 5/3/22(8)	$	3,100	$3,099,993

0.00%, 5/24/22		700	699,879

Total U.S. Treasury Obligations (identified cost $3,799,826)			$3,799,872

Total Short-Term Investments (identified cost $5,695,783)			$5,665,968

Total Purchased Options — 0.0%(9) (identified cost $32,900)			$4,967

Total Investments — 85.4% (identified cost $35,689,643)			$31,817,756

Other Assets, Less Liabilities — 14.6%			$5,452,771

Net Assets — 100.0%			$37,270,527

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $1,713,955 or 4.6% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2022.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of these securities is $12,647,887 or 33.9% of the Portfolio’s net assets.

(4)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(6)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2022.

(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)	Amount is less than 0.05%

17	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Purchased Call Options — 0.0%(1)

Description	Counterparty	Notional Amount		Spread	Expiration Date	Value

2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	23,500,000	1.09%	1/4/23	$4,967

Total						$4,967

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

INR	10,300,000	USD	134,435	5/2/22	$306

INR	7,700,000	USD	100,500	5/2/22	229

INR	18,000,000	USD	237,151	5/2/22	(1,680)

NZD	250,000	USD	161,763	5/2/22	(363)

NZD	28,830	USD	19,114	5/2/22	(502)

NZD	407,663	USD	263,778	5/2/22	(591)

NZD	422,101	USD	273,120	5/2/22	(612)

NZD	94,674	USD	62,996	5/2/22	(1,875)

NZD	2,690,204	USD	1,740,696	5/2/22	(3,901)

NZD	298,597	USD	199,220	5/2/22	(6,446)

NZD	3,347,867	USD	2,219,636	5/2/22	(58,253)

USD	101,697	INR	7,700,000	5/2/22	968

USD	134,630	INR	10,300,000	5/2/22	(111)

USD	234,936	INR	18,000,000	5/2/22	(535)

USD	1,816,156	NZD	2,690,204	5/2/22	79,361

USD	274,745	NZD	407,663	5/2/22	11,557

USD	2,166,237	NZD	3,347,867	5/2/22	4,855

USD	276,326	NZD	422,101	5/2/22	3,818

USD	163,661	NZD	250,000	5/2/22	2,262

USD	193,207	NZD	298,597	5/2/22	433

USD	61,259	NZD	94,674	5/2/22	137

USD	18,654	NZD	28,830	5/2/22	42

PHP	43,000,000	USD	821,018	5/3/22	2,658

PHP	21,157,000	USD	404,161	5/3/22	1,107

PHP	14,343,000	USD	274,182	5/3/22	562

USD	832,768	PHP	43,000,000	5/3/22	9,093

USD	273,857	PHP	14,343,000	5/3/22	(887)

USD	403,960	PHP	21,157,000	5/3/22	(1,308)

RUB	16,865,000	USD	140,542	5/17/22	91,811

USD	219,521	RUB	16,865,000	5/17/22	(12,832)

USD	273,450	PHP	14,343,000	5/27/22	452

USD	403,121	PHP	21,157,000	5/27/22	429

SEK	4,950,000	USD	529,259	6/1/22	(24,805)

SEK	12,200,000	USD	1,291,853	6/1/22	(48,552)

USD	532,088	MXN	10,825,599	6/1/22	4,540

18	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

INR	10,300,000	USD	134,096	6/7/22	$(66)

USD	134,910	INR	10,300,000	6/7/22	880

EUR	261,878	USD	286,299	6/15/22	(9,487)

EUR	18,639,427	USD	20,606,612	6/15/22	(904,234)

JPY	384,030,773	USD	3,067,272	6/15/22	(103,934)

KRW	211,400,000	USD	172,672	6/15/22	(5,320)

KRW	345,218,900	USD	279,801	6/15/22	(6,514)

NZD	349,689	USD	227,936	6/15/22	(2,196)

USD	6,611,646	EUR	5,980,473	6/15/22	290,124

USD	2,310,488	EUR	2,089,920	6/15/22	101,386

USD	1,976,323	EUR	1,787,656	6/15/22	86,723

USD	1,566,923	EUR	1,417,338	6/15/22	68,758

USD	1,287,397	EUR	1,164,497	6/15/22	56,492

USD	864,382	EUR	781,865	6/15/22	37,930

USD	857,611	EUR	775,740	6/15/22	37,633

USD	852,254	EUR	770,895	6/15/22	37,398

USD	530,357	EUR	479,727	6/15/22	23,273

USD	487,279	EUR	440,762	6/15/22	21,382

USD	466,995	EUR	422,414	6/15/22	20,492

USD	2,180,874	NZD	3,347,867	6/15/22	19,676

USD	18,781	NZD	28,830	6/15/22	169

USD	1,172,534	ZAR	17,334,150	6/15/22	79,892

IDR	2,879,679,187	USD	200,896	6/21/22	(3,744)

IDR	2,880,000,000	USD	201,013	6/21/22	(3,840)

IDR	5,529,200,000	USD	385,608	6/21/22	(7,063)

IDR	8,660,050,475	USD	600,814	6/21/22	(7,921)

USD	494,738	IDR	7,093,998,576	6/21/22	9,062

USD	224,811	IDR	3,240,392,801	6/21/22	2,964

USD	876,203	ZAR	13,418,611	6/24/22	31,197

AUD	560,380	USD	400,826	7/5/22	(4,442)

AUD	2,532,000	USD	1,896,174	7/5/22	(105,164)

USD	4,037,700	AUD	5,391,622	7/5/22	223,936

AUD	1,125,925	USD	843,488	7/11/22	(46,992)

USD	389,415	IDR	5,623,151,517	8/22/22	6,628

USD	389,065	IDR	5,623,151,518	8/22/22	6,278

					$2,723

Forward Foreign Currency Exchange Contracts (OTC)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	75,202	PLN	84,233	Citibank, N.A.	5/5/22	$372	$—

EUR	46,865	PLN	52,803	Citibank, N.A.	5/5/22	—	(608)

19	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	74,048	PLN	83,430	Citibank, N.A.	5/5/22	$—	$(845)

EUR	22,050	PLN	24,359	Goldman Sachs International	5/5/22	82	—

EUR	22,026	PLN	24,333	Goldman Sachs International	5/5/22	57	—

EUR	476,201	PLN	544,322	Standard Chartered Bank	5/5/22	9,459	—

EUR	1,527	PLN	1,605	Standard Chartered Bank	5/5/22	—	(1)

EUR	43,821	PLN	49,084	Standard Chartered Bank	5/5/22	—	(130)

EUR	34,957	PLN	39,155	Standard Chartered Bank	5/5/22	—	(321)

EUR	110,986	PLN	125,048	UBS AG	5/5/22	—	(1,358)

NZD	28,830	USD	18,786	BNP Paribas	5/5/22	—	(173)

NZD	3,347,867	USD	2,181,477	BNP Paribas	5/5/22	—	(20,080)

PLN	300,000	EUR	73,950	Standard Chartered Bank	5/5/22	—	(953)

PLN	300,000	EUR	73,950	Standard Chartered Bank	5/5/22	—	(1,349)

PLN	400,000	EUR	98,600	Standard Chartered Bank	5/5/22	—	(1,738)

PLN	2,000,000	EUR	498,101	Standard Chartered Bank	5/5/22	—	(8,377)

PLN	1,215,000	EUR	289,165	UBS AG	5/5/22	—	(659)

USD	2,219,411	NZD	3,347,867	Citibank, N.A.	5/5/22	58,015	—

USD	19,112	NZD	28,830	Citibank, N.A.	5/5/22	500	—

EUR	178,884	USD	194,617	UBS AG	5/6/22	—	(5,881)

USD	1,050,735	EUR	1,000,000	State Street Bank and Trust Company	5/6/22	—	(4,338)

USD	44,759	MXN	900,000	Goldman Sachs International	5/6/22	682	—

USD	445,192	MXN	8,942,449	Standard Chartered Bank	5/6/22	7,246	—

CZK	5,098,836	EUR	237,726	Citibank, N.A.	5/11/22	131	—

CZK	4,000,342	EUR	186,510	Citibank, N.A.	5/11/22	—	(174)

EUR	370,467	CZK	403,956	Goldman Sachs International	5/11/22	1,225	—

JPY	211,106,688	USD	1,690,000	Citibank, N.A.	5/13/22	—	(62,930)

USD	375,000	JPY	48,991,762	UBS AG	5/13/22	—	(2,596)

CZK	4,800,411	EUR	223,813	Citibank, N.A.	5/18/22	—	(390)

CZK	4,800,411	EUR	223,813	UBS AG	5/18/22	122	—

EUR	390,470	CZK	425,768	Goldman Sachs International	5/18/22	1,315	—

CZK	7,300,000	EUR	341,275	Goldman Sachs International	5/23/22	—	(82)

EUR	74,315	HUF	81,528	Bank of America, N.A.	5/23/22	314	—

EUR	65,530	HUF	71,890	Bank of America, N.A.	5/23/22	290	—

EUR	130,165	HUF	141,931	Bank of America, N.A.	5/23/22	—	(1,002)

EUR	212,578	HUF	231,795	Goldman Sachs International	5/23/22	—	(1,560)

EUR	288,217	HUF	314,272	UBS AG	5/23/22	2,709	—

EUR	296,589	CZK	323,400	UBS AG	5/23/22	929	—

EUR	104,756	HUF	114,226	UBS AG	5/23/22	—	(514)

HUF	102,633,228	EUR	327,050	Bank of America, N.A.	5/23/22	—	(14,757)

HUF	81,251,056	EUR	258,913	Goldman Sachs International	5/23/22	—	(11,601)

HUF	45,742,488	EUR	138,830	UBS AG	5/23/22	—	(2,707)

HUF	102,633,228	EUR	327,050	UBS AG	5/23/22	—	(14,749)

SGD	2,140,000	USD	1,582,256	State Street Bank and Trust Company	5/31/22	—	(34,934)

EUR	53,518	HUF	58,712	BNP Paribas	6/1/22	281	—

EUR	50,042	HUF	54,899	BNP Paribas	6/1/22	243	—

EUR	45,639	HUF	49,764	UBS AG	6/1/22	—	(331)

20	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	56,707	HUF	61,833	UBS AG	6/1/22	$—	$(428)

HUF	39,185,000	EUR	119,464	BNP Paribas	6/1/22	—	(2,197)

HUF	39,185,000	EUR	119,464	UBS AG	6/1/22	—	(2,908)

EUR	113,436	HUF	124,445	Citibank, N.A.	6/2/22	476	—

EUR	92,593	HUF	100,964	Citibank, N.A.	6/2/22	—	(541)

HUF	78,370,000	EUR	241,827	Citibank, N.A.	6/2/22	—	(2,248)

JPY	49,002,375	USD	375,000	UBS AG	6/5/22	2,595	—

USD	375,000	JPY	48,931,516	Standard Chartered Bank	6/5/22	—	(2,049)

CZK	300,000	EUR	12,880	Citibank, N.A.	6/7/22	602	—

CZK	2,900,000	EUR	127,027	Standard Chartered Bank	6/7/22	6,933	—

CZK	1,950,000	EUR	84,902	Standard Chartered Bank	6/7/22	3,897	—

CZK	300,000	EUR	13,141	Standard Chartered Bank	6/7/22	617	—

EUR	221,159	CZK	241,152	Goldman Sachs International	6/7/22	978	—

CZK	1,534,668	EUR	69,548	Citibank, N.A.	6/14/22	—	(465)

CZK	2,027,552	EUR	91,884	Citibank, N.A.	6/14/22	—	(566)

CZK	2,557,780	EUR	115,913	Goldman Sachs International	6/14/22	—	(648)

CZK	2,675,718	EUR	120,550	Goldman Sachs International	6/14/22	—	(781)

CZK	2,924,282	EUR	131,749	Goldman Sachs International	6/14/22	—	(842)

CZK	10,480,000	EUR	468,816	Goldman Sachs International	6/14/22	—	(1,153)

EUR	451,972	CZK	492,830	Goldman Sachs International	6/14/22	1,449	—

EUR	446,620	CZK	486,994	Goldman Sachs International	6/14/22	1,214	—

USD	1,885,247	CNH	12,085,763	Citibank, N.A.	6/23/22	71,904	—

USD	213,861	CNH	1,371,000	Citibank, N.A.	6/23/22	8,157	—

USD	162,780	ILS	516,705	Barclays Bank PLC	7/6/22	7,516	—

USD	819,876	ILS	2,602,901	JPMorgan Chase Bank, N.A.	8/1/22	36,636	—

USD	326,749	ILS	1,033,410	JPMorgan Chase Bank, N.A.	8/3/22	15,752	—

						$242,698	$(209,964)

Non-Deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

5/5/22	COP	342,250	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	$86,470	$(2,038)

5/19/22	COP	233,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	58,868	(197)

5/20/22	COP	303,665	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	76,722	(1,214)

5/20/22	COP	991,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	250,379	(730)

5/26/22	COP	1,056,780	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	266,999	(2,033)

5/30/22	COP	309,900	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	78,297	(310)

21	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts* (continued)

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

6/13/22	COP	687,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$173,749	$(3,999)

6/17/22	COP	699,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	176,604	(2,524)

6/21/22	COP	350,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	88,429	(890)

6/24/22	COP	641,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	161,950	(933)

11/26/22	COP	303,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	76,554	—

						$(14,868)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 10-Year Treasury Note	8	Long	6/21/22	$953,250	$(56,136)

U.S. Ultra-Long Treasury Bond	2	Long	6/21/22	320,875	(5,594)

Euro-Bobl	(15)	Short	6/8/22	(2,012,529)	102,383

Euro-Bund	(8)	Short	6/8/22	(1,296,238)	118,239

Euro-Buxl	(3)	Short	6/8/22	(541,126)	100,896

U.S. 5-Year Treasury Note	(2)	Short	6/30/22	(225,344)	9,531

U.S. Long Treasury Bond	(1)	Short	6/21/22	(140,687)	13,596

					$282,915

Inflation Swaps (Centrally Cleared)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	300	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$46,374

EUR	300	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	46,374

EUR	200	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	30,887

EUR	280	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	46,096

22	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	200	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	$(40,845)

EUR	300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(61,267)

EUR	300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(61,408)

EUR	280	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(63,957)

USD	380	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.98% (pays upon termination)	12/2/26	(20,965)

USD	880	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.89% (pays upon termination)	1/10/27	(43,372)

USD	880	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.90% (pays upon termination)	1/11/27	(43,341)

USD	430	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.13% (pays upon termination)	3/29/32	(2,911)

USD	290	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.16% (pays upon termination)	3/30/32	(866)

USD	88	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.04% (pays upon termination)	3/31/32	(1,302)

USD	1,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(79,137)

USD	450	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(27,762)

USD	800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	54,195

USD	400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	26,897

USD	490	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	38,235

							$(158,075)

Interest Rate Swaps (Centrally Cleared)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

AUD	7,060	Pays	6-month AUD Bank Bill (pays semi-annually)	1.58% (pays semi-annually)	1/17/24	$(101,028)	$—	$(101,028)

BRL	770	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.51% (pays upon termination)	1/4/27	1,456	—	1,456

CAD	3,870	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	2.19% (pays quarterly)	1/18/24	(38,377)	—	(38,377)

23	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CAD	2,610	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	2.19% (pays quarterly)	1/18/24	$ (25,823)	$—	$(25,823)

CLP	149,630	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.84% (pays semi-annually)	6/15/27	(1,580)	—	(1,580)

CLP	100,630	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.48% (pays semi-annually)	3/29/32	1,543	—	1,543

CLP	66,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	(605)	—	(605)

CLP	202,840	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	831	—	831

CLP	152,770	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.51% (pays semi-annually)	4/14/32	2,749	—	2,749

CLP	38,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.40% (pays semi-annually)	4/20/32	340	—	340

CLP	198,050	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.38% (pays semi-annually)	4/22/32	1,389	—	1,389

CNY	24,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.76% (pays quarterly)	6/1/26	44,728	—	44,728

CNY	1,450	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.45% (pays quarterly)	12/16/26	(108)	—	(108)

COP	347,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.00% (pays quarterly)	11/26/25	7,409	—	7,409

COP	984,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.05% (pays quarterly)	11/26/25	20,607	—	20,607

COP	303,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.06% (pays quarterly)	11/26/25	6,326	—	6,326

COP	636,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.09% (pays quarterly)	11/26/25	13,160	—	13,160

COP	246,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.12% (pays quarterly)	11/26/25	5,020	—	5,020

COP	310,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.14% (pays quarterly)	11/26/25	6,290	—	6,290

COP	318,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.18% (pays quarterly)	11/26/25	6,352	—	6,352

COP	651,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.25% (pays quarterly)	11/26/25	12,632	—	12,632

24	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	853,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.03% (pays quarterly)	11/26/25	$ 10,441	$—	$10,441

COP	1,132,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	41,969	—	41,969

COP	480,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	17,380	—	17,380

COP	514,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	18,287	—	18,287

COP	726,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.36% (pays quarterly)	6/15/27	3,202	—	3,202

COP	181,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	8,256	—	8,256

COP	129,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	5,878	—	5,878

CZK	7,100	Receives	6-month CZK PRIBOR (pays semi-annually)	3.84% (pays annually)	4/6/22	14,620	—	14,620

HUF	100,700	Receives	6-month HUF BUBOR (pays semi-annually)	5.12% (pays annually)	3/16/27	24,597	—	24,597

ILS	2,075	Receives	3-month ILS TELBOR (pays quarterly)	0.99% (pays annually)	3/16/27	32,195	—	32,195

INR	11,700	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	6/15/27	208	—	208

INR	13,300	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.70% (pays semi-annually)	6/15/27	128	—	128

KRW	6,626,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(68,871)	—	(68,871)

KRW	4,556,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(47,325)	—	(47,325)

KRW	1,595,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.77% (pays quarterly)	10/5/23	(16,427)	—	(16,427)

MXN	6,312	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.65% (pays monthly)	6/9/27	6,182	—	6,182

NZD	3,880	Pays	3-month NZD Bank Bill (pays quarterly)	2.69% (pays semi-annually)	1/18/24	(37,951)	—	(37,951)

NZD	3,780	Pays	3-month NZD Bank Bill (pays quarterly)	2.71% (pays semi-annually)	1/18/24	(36,508)	—	(36,508)

PLN	1,300	Receives	6-month PLN WIBOR (pays semi-annually)	4.16% (pays annually)	3/16/27	26,093	—	26,093

THB	23,210	Pays	6-month THB Fixing Rate (pays semi-annually)	1.40% (pays semi-annually)	3/16/27	25,105	—	25,105

25	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

THB	70,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.37% (pays semi-annually)	10/17/29	$(174,869)	$—	$(174,869)

TWD	160,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.00% (pays quarterly)	3/16/27	174,294	—	174,294

USD	360	Receives	3-month USD-LIBOR (pays quarterly)	2.55% (pays semi-annually)	11/29/26	13,180	—	13,180

USD	500	Receives	SOFR (pays annually)	1.39% (pays annually)	1/12/27	28,233	—	28,233

USD	500	Receives	SOFR (pays annually)	1.39% (pays annually)	1/13/27	28,352	—	28,352

USD	1,000	Receives	SOFR (pays annually)	1.33% (pays annually)	1/18/27	59,788	—	59,788

USD	530	Pays	3-month USD-LIBOR (pays quarterly)	2.56% (pays semi-annually)	3/29/32	19,088	—	19,088

USD	115	Receives	3-month USD-LIBOR (pays quarterly)	2.49% (pays semi-annually)	3/31/32	4,827	—	4,827

ZAR	5,700	Pays	3-month ZAR JIBAR (pays quarterly)	7.30% (pays quarterly)	6/15/27	4,124	—	4,124

Total						$147,787	$—	$147,787

Interest Rate Swaps (OTC)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unreazlied Appreciation (Depreciation)

BNP Paribas	MYR	1,700	Receives	3-month MYR KLIBOR (pays quarterly)	3.20% (pays quarterly)	6/15/27	$13,589

Standard Chartered Bank	MYR	1,900	Receives	3-month MYR KLIBOR (pays quarterly)	3.20% (pays quarterly)	6/15/27	15,128

Total							$28,717

Credit Default Swaps - Sell Protection (Centrally Cleared)

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Greece	$2,669	1.00% (pays quarterly)(1)	1.51%	6/20/27	$(60,808)	$32,898	$(27,910)

Mexico	2,100	1.00% (pays quarterly)(1)	4.47	6/20/27	(310,029)	254,732	(55,297)

Total	$4,769				$(370,837)	$287,630	$(83,207)

26	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Vietnam	Goldman Sachs International	$300	1.00% (pays quarterly)(1)	0.65%	6/20/24	$2,531	$(1,917)	$614

Vietnam	Goldman Sachs International	900	1.00% (pays quarterly)(1)	1.32	6/20/27	(12,311)	7,132	(5,179)

Total		$1,200				$(9,780)	$5,215	$(4,565)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2022, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $5,969,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps (OTC)

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 95,164,830 (pays semi-annually)*	2.06% on CLP equivalent of CLF 3,000 (pays semi-annually)*	3/29/32	$(1,819)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 63,504,540 (pays semi-annually)*	2.10% on CLP equivalent of CLF 2,000 (pays semi-annually)*	4/8/32	(1,493)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 158,776,700 (pays semi-annually)*	2.25% on CLP equivalent of CLF 5,000 (pays semi-annually)*	4/11/32	(6,386)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 127,420,440 (pays semi-annually)*	2.00% on CLP equivalent of CLF 4,000 (pays semi-annually)*	4/14/32	(1,244)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 28,777,725 (pays semi-annually)*	1.85% on CLP equivalent of CLF 900 (pays semi-annually)*	4/20/32	285

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 160,077,000 (pays semi-annually)*	1.84% on CLP equivalent of CLF 5,000 (pays semi-annually)*	4/22/32	1,941

				$(8,716)

*

At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.

27	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Abbreviations:

COF	–	Cost of Funds 11th District

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	–	Harmonised Indices of Consumer Prices

JIBAR	–	Johannesburg Interbank Average Rate

LIBOR	–	London Interbank Offered Rate

OTC	–	Over-the-counter

SOFR	–	Secured Overnight Financing Rate

Currency Abbreviations:

AUD	–	Australian Dollar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

CLF	–	Chilean Unidad de Fomento

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CZK	–	Czech Koruna

DOP	–	Dominican Peso

EGP	–	Egyptian Pound

EUR	–	Euro

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

ILS	–	Israeli Shekel

INR	–	Indian Rupee

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

KRW	–	South Korean Won

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NZD	–	New Zealand Dollar

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

SEK	–	Swedish Krona

SGD	–	Singapore Dollar

THB	–	Thai Baht

TWD	–	New Taiwan Dollar

UAH	–	Ukrainian Hryvnia

USD	–	United States Dollar

ZAR	–	South African Rand

28	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Unaffiliated investments, at value (identified cost $35,584,472)	$31,712,585

Affiliated investment, at value (identified cost $105,171)	105,171

Cash	5,173

Deposits for derivatives collateral:

Futures contracts	98,714

Centrally cleared derivatives	2,753,654

OTC derivatives	110,000

Foreign currency, at value (identified cost $944,699)	924,717

Dividends and interest receivable	316,959

Dividends receivable from affiliated investment	49

Receivable for investments sold	1,393,169

Receivable for variation margin on open futures contracts	11,538

Receivable for open forward foreign currency exchange contracts	242,698

Receivable for open swap contracts	31,557

Upfront payments on open non-centrally cleared swap contracts	1,917

Receivable from affiliate	21,973

Total assets	$37,729,874

Liabilities

Payable for investments purchased	$25,519

Payable for variation margin on open centrally cleared derivatives	50,806

Payable for open forward foreign currency exchange contracts	209,964

Payable for open swap contracts	16,121

Payable for closed swap contracts	12,800

Payable for closed non-deliverable bond forward contracts	854

Upfront receipts on open non-centrally cleared swap contracts	7,132

Payable for open non-deliverable bond forward contracts	14,868

Payable to affiliate:

Investment adviser fee	17,550

Trustees’ fees	257

Accrued expenses	103,476

Total liabilities	$459,347

Net Assets applicable to investors’ interest in Portfolio	$37,270,527

29	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income from affiliated investments	$2,119

Interest income (net of foreign taxes withheld of $23,217)	782,275

Total investment income	$784,394

Expenses

Investment adviser fee	$121,482

Trustees’ fees and expenses	1,485

Custodian fee	67,533

Legal and accounting services	37,496

Interest expense	1,234

Miscellaneous	10,239

Total expenses	$239,469

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$67,686

Total expense reductions	$67,686

Net expenses	$171,783

Net investment income	$612,611

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions (net of foreign capital gains taxes of $1,720)	$(435,979)

Investment transactions - affiliated investment	(395)

Futures contracts	150,915

Swap contracts	126,445

Foreign currency transactions	(45,234)

Forward foreign currency exchange contracts	(1,247,555)

Non-deliverable bond forward contracts	(127,505)

Net realized loss	$(1,579,308)

Change in unrealized appreciation (depreciation):

Investments (including net decrease in accrued foreign capital gains taxes of $7,888)	$(4,059,223)

Futures contracts	242,869

Swap contracts	51,510

Foreign currency	(32,549)

Forward foreign currency exchange contracts	267,346

Non-deliverable bond forward contracts	(1,609)

Net change in unrealized appreciation (depreciation)	$(3,531,656)

Net realized and unrealized loss	$(5,110,964)

Net decrease in net assets from operations	$(4,498,353)

30	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$612,611	$1,110,378

Net realized gain (loss)	(1,579,308)	232,563

Net change in unrealized appreciation (depreciation)	(3,531,656)	(1,483,991)

Net decrease in net assets from operations	$(4,498,353)	$(141,050)

Capital transactions:

Contributions	$2,758,527	$8,877,399

Withdrawals	(19,092,049)	(7,801,173)

Net increase (decrease) in net assets from capital transactions	$(16,333,522)	$1,076,226

Net increase (decrease) in net assets	$(20,831,875)	$935,176

Net Assets

At beginning of period	$58,102,402	$57,167,226

At end of period	$37,270,527	$58,102,402

31	See Notes to Financial Statements.

International Income Portfolio

April 30, 2022

Financial Highlights

			Year Ended October 31,
Ratios/Supplemental Data	Six Months Ended April 30, 2022 (Unaudited)		2021		2020		2019		2018		2017

Ratios (as a percentage of average daily net assets):

Expenses	0.71	%(1)(2)(3)(6)	0.71	%(2)(3)	0.71	%(2)(3)	0.81	%(2)(3)	0.81	%(2)(3)	0.80	%(3)

Net investment income	2.53	%(1)	1.86%		2.48%		3.73%		3.81%		3.02%

Portfolio Turnover	43	%(4)	102	%(5)	88	%(5)	92%		23%		29%

Total Return	(9.51	)%(3)(4)	(0.08	)%(3)	6.04	%(3)	5.92	%(3)	(2.28	)%(3)	9.09	%(3)

Net assets, end of period (000’s omitted)	$37,271		$58,102		$57,167		$84,644		$95,163		$102,912

(1)	Annualized.
(2)	Includes interest expense of 0.01% of average daily net assets for the six months ended April 30, 2022 and each of the years ended October 31, 2021, 2020, 2019 and 2018.
(3)

The investment adviser reimbursed certain operating expenses (equal to 0.28%, 0.19%, 0.16%, 0.09%, 0.11% and 0.13% of average daily net assets for the six months ended April 30, 2022 and years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.
(5)	Includes the effect of To-Be-Announced (TBA) transactions.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

32

International Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2022, Eaton Vance Global Bond Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets

33

International Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Futures Contracts — Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or

34

International Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

K  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

M  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

N  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

O  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security

35

International Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

P  Interim Financial Statements — The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.500%

$1 billion but less than $2.5 billion	0.475%

$2.5 billion but less than $5 billion	0.455%

$5 billion and over	0.440%

For the six months ended April 30, 2022, the Portfolio’s investment adviser fee amounted to $121,482 or 0.500% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $67,659 of the Portfolio’s operating expenses for the six months ended April 30, 2022. Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $27 relating to the Portfolio’s investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2022 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$11,343,707	$14,367,608

U.S. Government and Agency Securities	1,685,250	36,064

	$13,028,957	$14,403,672

36

International Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$36,169,890

Gross unrealized appreciation	$540,937

Gross unrealized depreciation	(4,667,626)

Net unrealized depreciation	$(4,126,689)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Portfolio of Investments. At April 30, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, cross-currency swaps and options contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $248,085. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $210,300 at April 30, 2022.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

37

International Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2022 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$4,967	$4,967

Not applicable	—	1,376,893 *	1,330,962 *	2,707,855

Receivable for open forward foreign currency exchange contracts	—	242,698	—	242,698

Receivable for open swap contracts; Upfront payments on open non-centrally cleared swap contracts	2,531	—	30,943	33,474

Total Asset Derivatives	$2,531	$1,619,591	$1,366,872	$2,988,994

Derivatives not subject to master netting or similar agreements	$—	$1,376,893	$1,330,962	$2,707,855

Total Asset Derivatives subject to master netting or similar agreements	$2,531	$242,698	$35,910	$281,139

Not applicable	$(370,837)*	$(1,374,170)*	$(1,058,335)*	$(2,803,342)

Payable for open forward foreign currency exchange contracts	—	(209,964)	—	(209,964)

Payable for open swap contracts; Upfront receipts on open non-centrally cleared swap contracts	(12,311)	—	(10,942)	(23,253)

Payable for open non-deliverable bond forward contracts	—	—	(14,868)	(14,868)

Total Liability Derivatives	$(383,148)	$(1,584,134)	$(1,084,145)	$(3,051,427)

Derivatives not subject to master netting or similar agreements	$(370,837)	$(1,374,170)	$(1,058,335)	$(2,803,342)

Total Liability Derivatives subject to master netting or similar agreements	$(12,311)	$(209,964)	$(25,810)	$(248,085)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2022.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$5,571	$(5,571)	$—	$—	$—	$—

Barclays Bank PLC	7,516	—	—	—	7,516	—

BNP Paribas	14,113	(14,113)	—	—	—	—

Citibank, N.A.	140,157	(68,767)	—	—	71,390	—

Goldman Sachs International	11,759	(11,759)	—	—	—	—

JPMorgan Chase Bank, N.A.	52,388	—	—	—	52,388	—

Standard Chartered Bank	43,280	(14,918)	—	—	28,362	—

UBS AG	6,355	(6,355)	—	—	—	—

	$281,139	$(121,483)	$—	$—	$159,656	$—

38

International Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(21,934)	$5,571	$—	$—	$(16,363)	$—

BNP Paribas	(22,450)	14,113	—	—	(8,337)	—

Citibank, N.A.	(68,767)	68,767	—	—	—	110,000

Goldman Sachs International	(48,613)	11,759	—	—	(36,854)	—

Standard Chartered Bank	(14,918)	14,918	—	—	—	—

State Street Bank and Trust Company	(39,272)	—	—	—	(39,272)	—

UBS AG	(32,131)	6,355	—	—	(25,776)	—

	$(248,085)	$121,483	$—	$—	$(126,602)	—

Total — Deposits for derivatives collateral — OTC derivatives						$110,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2022 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total

Net realized gain (loss):

Futures contracts	$—	$—	$150,915	$150,915

Swap contracts	(10,040)	—	136,485	126,445

Forward foreign currency exchange contracts	—	(1,247,555)	—	(1,247,555)

Non-deliverable bond forward contracts	—	—	(127,505)	(127,505)

Total	$(10,040)	$(1,247,555)	$159,895	$(1,097,700)

Change in unrealized appreciation (depreciation):

Investments	$—	$—	$(4,745)	$(4,745)

Futures contracts	—	—	242,869	242,869

Swap contracts	(46,699)	—	98,209	51,510

Forward foreign currency exchange contracts	—	267,346	—	267,346

Non-deliverable bond forward contracts	—	—	(1,609)	(1,609)

Total	$(46,699)	$267,346	$334,724	$555,371

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2022, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Purchased Call Options	Swap Contracts

$636,000	$5,677,000	$94,870,000	$1,632,000	$23,500,000	$62,527,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

39

International Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.

7  Investments in Affiliated Funds

At April 30, 2022, the value of the Portfolio’s investment in affiliated funds was $105,171, which represents 0.3% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/ Shares, end of period

Short-Term Investments

Cash Reserves Fund	$54,663	$42,683,650	$(42,737,918)	$(395)	$—	$—	$2,070	—

Liquidity Fund	—	3,805,769	(3,700,598)	—	—	105,171	49	105,171

Total				$(395)	$—	$105,171	$2,119

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

40

International Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

At April 30, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Collateralized Mortgage Obligations	$—	$1,713,955	$—	$1,713,955

Foreign Corporate Bonds	—	2,175,025	—	2,175,025

Sovereign Government Bonds	—	21,350,816	763,483	22,114,299

U.S. Government Agency Mortgage-Backed Securities	—	143,542	—	143,542

Short-Term Investments —

Affiliated Fund	105,171	—	—	105,171

Sovereign Government Securities	—	1,760,925	—	1,760,925

U.S. Treasury Obligations	—	3,799,872	—	3,799,872

Purchased Call Options	—	4,967	—	4,967

Total Investments	$105,171	$30,949,102	$763,483	$31,817,756

Forward Foreign Currency Exchange Contracts	$—	$1,619,591	$—	$1,619,591

Non-Deliverable Bond Forward Contracts	—	—	—	—

Futures Contracts	344,645	—	—	344,645

Swap Contracts	—	1,019,791	—	1,019,791

Total	$449,816	$33,588,484	$763,483	$34,801,783

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,584,134)	$—	$(1,584,134)

Non-Deliverable Bond Forward Contracts	—	(14,868)	—	(14,868)

Futures Contracts	(61,730)	—	—	(61,730)

Swap Contracts	—	(1,390,695)	—	(1,390,695)

Total	$(61,730)	$(2,989,697)	$—	$(3,051,427)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Sovereign Government Bonds

Balance as of October 31, 2021	$—

Realized gains (losses)	(9,350)

Change in net unrealized appreciation (depreciation)	(1,165,045)

Cost of purchases	—

Proceeds from sales, including return of capital	(63,971)

Accrued discount (premium)	37,977

Transfers to Level 3	1,963,872

Transfers from Level 3	—

Balance as of April 30, 2022	$763,483

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2022	$(1,161,629)

41

International Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2022:

Type of Investment	Fair Value as of April 30, 2022	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*

Sovereign Government Bonds	$763,483	Third Party Indication of Value	Foreign Currency Exchange Rate	33.30 UAH/USD	Decrease

*

Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

42

Eaton Vance

Global Bond Fund

April 30, 2022

Officers and Trustees

Officers of Eaton Vance Global Bond Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Officers of International Income Portfolio

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Bond Fund and International Income Portfolio

George J. Gorman

Chairperson

Alan C. Bowser*

Thomas E. Faust Jr.**

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

Nancy A. Wiser*

*	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

**	Interested Trustee

43

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

44

Eaton Vance Funds

Privacy Notice — continued	April 2021

Page 2

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎    Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

45

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.   Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

46

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of International Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance

Global Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.   Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7758    4.30.22

Eaton Vance
Emerging and Frontier Countries Equity Fund
Semiannual Report
April 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2022
Eaton Vance
Emerging and Frontier Countries Equity Fund

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2022
Performance

Portfolio Manager(s) Marshall L. Stocker, Ph.D., CFA and John R. Baur
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	11/03/2014	11/01/2013	(7.35)%	(2.78)%	5.39%	3.18%
Class A with 5.25% Maximum Sales Charge	—	—	(12.22)	(7.92)	4.25	2.47
Class I at NAV	11/03/2014	11/01/2013	(7.25)	(2.48)	5.65	3.41

MSCI Emerging Markets Equal Country Weighted Index	—	—	(3.73)%	2.35%	2.77%	0.54%
MSCI Frontier Markets Index	—	—	(13.25)	(0.39)	5.13	3.87
Blended Index	—	—	(8.54)	1.13	4.11	2.36
% Total Annual Operating Expense Ratios[3]	Class A	Class I
	1.65%	1.40%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2022
Fund Profile

Sector Allocation (% of net assets)*,**
Country Allocation (% of net assets)**

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.
*	Excludes cash and cash equivalents.
**	Depiction does not reflect the Fund’s derivatives positions.
3

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2022
Endnotes and Additional Disclosures

[1]	MSCI Emerging Markets Equal Country Weighted Index is an unmanaged index of emerging markets common stock where each country within the index has the same weight. MSCI Frontier Markets Index is an unmanaged index that measures the performance of stock markets with less-developed economies and financial markets than emerging markets, and that typically have more restrictions on foreign stock ownership. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Blended Index consists of 50% MSCI Emerging Markets Equal Country Weighted Index and 50% MSCI Frontier Markets Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of Class A and Class I is linked to the performance of Global Macro Capital Opportunities Portfolio (the Portfolio) into which the Fund invests. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance since inception for an index, if presented, is the performance since the Portfolio’s inception. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/21)	Ending Account Value (4/30/22)	Expenses Paid During Period* (11/1/21 – 4/30/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 926.50	$7.79	1.63%
Class I	$1,000.00	$ 927.50	$6.60	1.38%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.71	$8.15	1.63%
Class I	$1,000.00	$1,017.95	$6.90	1.38%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2021. The Example reflects the expenses of both the Fund and the Portfolio.
5

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2022
Statement of Assets and Liabilities (Unaudited)

April 30, 2022
Assets
Investment in Global Macro Capital Opportunities Portfolio, at value (identified cost $158,933,142)	$ 184,364,229
Receivable for Fund shares sold	320,615
Total assets	$184,684,844
Liabilities
Payable for Fund shares redeemed	$ 288,505
Payable to affiliates:
Distribution and service fees	232
Trustees' fees	43
Accrued expenses	37,031
Total liabilities	$ 325,811
Net Assets	$184,359,033
Sources of Net Assets
Paid-in capital	$ 157,136,022
Distributable earnings	27,223,011
Net Assets	$184,359,033
Class A Shares
Net Assets	$ 1,096,347
Shares Outstanding	93,318
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.75
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 12.40
Class I Shares
Net Assets	$ 183,262,686
Shares Outstanding	15,521,605
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.81
On sales of $50,000 or more, the offering price of Class A shares is reduced.
6
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2022
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $228,549)	$ 2,303,665
Interest income allocated from Portfolio	7,046
Expenses allocated from Portfolio	(1,192,492)
Total investment income from Portfolio	$ 1,118,219
Expenses
Distribution and service fees:
Class A	$ 1,560
Trustees’ fees and expenses	250
Custodian fee	11,682
Transfer and dividend disbursing agent fees	56,614
Legal and accounting services	14,147
Printing and postage	9,771
Registration fees	20,784
Miscellaneous	2,266
Total expenses	$ 117,074
Net investment income	$ 1,001,145
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $82)	$ 1,207,495
Futures contracts	(608,843)
Swap contracts	223,975
Foreign currency transactions	(552,406)
Forward foreign currency exchange contracts	1,868,147
Net realized gain	$ 2,138,368
Change in unrealized appreciation (depreciation):
Investments	$ (17,771,921)
Futures contracts	(538,748)
Swap contracts	(80,033)
Foreign currency	(98,620)
Forward foreign currency exchange contracts	1,154,938
Net change in unrealized appreciation (depreciation)	$(17,334,384)
Net realized and unrealized loss	$(15,196,016)
Net decrease in net assets from operations	$(14,194,871)
7
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2022
Statements of Changes in Net Assets

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,001,145	$ 1,583,814
Net realized gain	2,138,368	24,455,539
Net change in unrealized appreciation (depreciation)	(17,334,384)	24,471,496
Net increase (decrease) in net assets from operations	$ (14,194,871)	$ 50,510,849
Distributions to shareholders:
Class A	$ (30,411)	$ —
Class I	(5,228,045)	(176,518)
Total distributions to shareholders	$ (5,258,456)	$ (176,518)
Transactions in shares of beneficial interest:
Class A	$ (170,907)	$ (675,039)
Class I	13,536,986	(4,693,322)
Net increase (decrease) in net assets from Fund share transactions	$ 13,366,079	$ (5,368,361)
Net increase (decrease) in net assets	$ (6,087,248)	$ 44,965,970
Net Assets
At beginning of period	$ 190,446,281	$ 145,480,311
At end of period	$184,359,033	$190,446,281
8
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2022
Financial Highlights

	Class A
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 12.990	$ 9.610	$10.100	$ 9.700	$10.950	$ 8.850
Income (Loss) From Operations
Net investment income(1)	$ 0.046	$ 0.073	$ 0.040	$ 0.091	$ 0.068	$ 0.057
Net realized and unrealized gain (loss)	(0.972)	3.307	(0.349)	0.571	(1.318)	2.072
Total income (loss) from operations	$ (0.926)	$ 3.380	$ (0.309)	$ 0.662	$ (1.250)	$ 2.129
Less Distributions
From net investment income	$ (0.096)	$ —	$ (0.181)	$ (0.262)	$ —	$ (0.029)
From net realized gain	(0.218)	—	—	—	—	—
Total distributions	$ (0.314)	$ —	$ (0.181)	$ (0.262)	$ —	$ (0.029)
Net asset value — End of period	$11.750	$12.990	$ 9.610	$10.100	$ 9.700	$10.950
Total Return(2)	(7.35)% (3)	35.17%	(3.20)% (4)	7.05% (4)	(11.42)% (4)	24.15% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1,096	$ 1,387	$ 1,572	$ 2,328	$ 2,657	$ 1,453
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.63% (6)(7)	1.64%	1.65% (4)	1.66% (4)(8)	1.65% (4)	1.65% (4)
Net investment income	0.73% (7)	0.60%	0.43%	0.91%	0.62%	0.62%
Portfolio Turnover of the Portfolio	55% (3)	70%	44%	43%	39%	32%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser reimbursed certain operating expenses (equal to 0.08%, 0.07%, 0.02% and 0.07% of average daily net assets for the years ended October 31, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(7)	Annualized.
(8)	Includes interest expense of 0.01% of average daily net assets for the year ended October 31, 2019.
9
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2022
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 13.080	$ 9.660	$ 10.150	$ 9.740	$ 10.980	$ 8.870
Income (Loss) From Operations
Net investment income(1)	$ 0.067	$ 0.111	$ 0.067	$ 0.117	$ 0.092	$ 0.098
Net realized and unrealized gain (loss)	(0.983)	3.321	(0.348)	0.572	(1.332)	2.063
Total income (loss) from operations	$ (0.916)	$ 3.432	$ (0.281)	$ 0.689	$ (1.240)	$ 2.161
Less Distributions
From net investment income	$ (0.136)	$ (0.012)	$ (0.209)	$ (0.279)	$ —	$ (0.051)
From net realized gain	(0.218)	—	—	—	—	—
Total distributions	$ (0.354)	$ (0.012)	$ (0.209)	$ (0.279)	$ —	$ (0.051)
Net asset value — End of period	$ 11.810	$ 13.080	$ 9.660	$ 10.150	$ 9.740	$ 10.980
Total Return(2)	(7.25)% (3)	35.54%	(2.93)% (4)	7.31% (4)	(11.29)% (4)	24.52% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$183,263	$189,060	$143,908	$176,468	$159,428	$163,116
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.38% (6)(7)	1.39%	1.40% (4)	1.41% (4)(8)	1.40% (4)	1.40% (4)
Net investment income	1.06% (7)	0.89%	0.71%	1.17%	0.82%	1.00%
Portfolio Turnover of the Portfolio	55% (3)	70%	44%	43%	39%	32%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser reimbursed certain operating expenses (equal to 0.08%, 0.07%, 0.02% and 0.07% of average daily net assets for the years ended October 31, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(7)	Annualized.
(8)	Includes interest expense of 0.01% of average daily net assets for the year ended October 31, 2019.
10
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Emerging and Frontier Countries Equity Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests substantially all of its investable assets in interests in Global Macro Capital Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.
As of April 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
11

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
For the six months ended April 30, 2022, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 1.65% and 1.40% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after February 28, 2023. Pursuant to this agreement, no operating expenses were allocated to EVM for the six months ended April 30, 2022.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2022, EVM earned $1,341 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received less than $100 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2022. EVD also received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2022 amounted to $1,560 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2022, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
12

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions
For the six months ended April 30, 2022, increases and decreases in the Fund's investment in the Portfolio aggregated $17,094,458 and $9,154,358, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	7,029	$ 90,901	35,058	$ 426,775
Issued to shareholders electing to receive payments of distributions in Fund shares	2,259	29,187	—	—
Redemptions	(22,704)	(290,995)	(91,969)	(1,101,814)
Net decrease	(13,416)	$ (170,907)	(56,911)	$ (675,039)
Class I
Sales	2,013,908	$ 25,695,557	2,394,974	$ 29,875,775
Issued to shareholders electing to receive payments of distributions in Fund shares	402,704	5,227,095	15,175	176,330
Redemptions	(1,352,353)	(17,385,666)	(2,854,703)	(34,745,427)
Net increase (decrease)	1,064,259	$ 13,536,986	(444,554)	$ (4,693,322)
At April 30, 2022, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 19.2% of the value of the outstanding shares of the Fund.
13

Global Macro Capital Opportunities Portfolio
April 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 82.3%
Security	Shares	Value
Brazil — 8.3%
AMBEV S.A.	231,100	$ 678,723
B3 S.A. - Brasil Bolsa Balcao	290,100	780,414
Banco Bradesco S.A.	95,480	287,949
Banco Bradesco S.A., PFC Shares	248,380	903,301
Banco BTG Pactual S.A.	67,300	314,315
Banco do Brasil S.A.	49,200	330,591
Cosan S.A.	62,800	266,750
Equatorial Energia S.A.	59,500	308,575
Gerdau S.A., PFC Shares	63,600	359,812
Hapvida Participacoes e Investimentos S.A.(1)	217,661	386,106
Itau Unibanco Holding S.A., PFC Shares	221,600	1,069,912
Itausa S.A., PFC Shares	237,900	443,180
JBS S.A.	42,400	324,607
Klabin S.A.	47,400	198,844
Localiza Rent a Car S.A.	33,500	358,719
Lojas Renner S.A.	60,200	289,192
Magazine Luiza S.A.	121,800	120,225
Natura & Co. Holding S.A.	56,300	211,697
Petroleo Brasileiro S.A.	170,800	1,155,261
Petroleo Brasileiro S.A., PFC Shares	215,800	1,321,701
Raia Drogasil S.A.	65,200	276,021
Rede D'Or Sao Luiz S.A.(1)	25,300	187,961
Rumo S.A.	80,500	266,545
Suzano S.A.	39,000	391,345
Telefonica Brasil S.A.	29,800	320,606
Vale S.A.	178,500	3,007,163
Vibra Energia S.A.	68,000	290,488
Weg S.A.	84,700	515,675
		$ 15,365,678
Bulgaria — 1.9%
Eurohold Bulgaria AD(2)	1,671,566	$ 2,161,663
Sopharma AD(2)	560,000	1,311,063
		$ 3,472,726
China — 6.1%
Agricultural Bank of China, Ltd., Class H	321,000	$ 120,395
Alibaba Health Information Technology, Ltd.(2)	72,000	40,567
Aluminum Corp. of China, Ltd., Class H(2)	72,000	33,018
Anhui Conch Cement Co., Ltd., Class H	17,500	95,096
ANTA Sports Products, Ltd.	12,000	137,910
Autohome, Inc. ADR	1,400	40,698
Bank of China, Ltd., Class H	802,000	314,691
Bank of Communications, Ltd., Class H	124,000	86,290
Security	Shares	Value
China (continued)
BeiGene, Ltd. ADR(2)	600	$ 96,000
Bilibili, Inc. ADR(2)	2,200	53,548
BYD Co., Ltd., Class A	1,500	54,586
BYD Co., Ltd., Class H	8,500	247,365
China CITIC Bank Corp., Ltd., Class H	125,000	63,531
China Conch Venture Holdings, Ltd.	21,500	55,831
China Construction Bank Corp., Class H	915,000	651,845
China Gas Holdings, Ltd.	43,400	52,903
China Hongqiao Group, Ltd.	37,000	46,036
China International Capital Corp., Ltd., Class H(1)	22,400	44,898
China Life Insurance Co., Ltd., Class H	87,000	126,426
China Longyuan Power Group Corp., Ltd., Class H	45,000	86,797
China Mengniu Dairy Co., Ltd.(2)	33,000	178,102
China Merchants Bank Co., Ltd., Class A	15,600	94,030
China Merchants Port Holdings Co., Ltd.	26,000	45,391
China National Building Material Co., Ltd., Class H	64,000	85,172
China Overseas Land & Investment, Ltd.	45,000	139,017
China Pacific Insurance (Group) Co., Ltd., Class H	36,000	79,811
China Petroleum & Chemical Corp., Class H	286,000	139,989
China Power International Development, Ltd.	91,000	44,000
China Resources Beer Holdings Co., Ltd.	16,000	93,981
China Resources Gas Group, Ltd.	14,000	52,603
China Resources Land, Ltd.	36,000	160,784
China Resources Mixc Lifestyle Services, Ltd.(1)	10,000	48,043
China Resources Power Holdings Co., Ltd.	28,000	52,649
China Shenhua Energy Co., Ltd., Class H	41,500	132,586
China State Construction International Holdings, Ltd.	36,000	46,463
China Tourism Group Duty Free Corp., Ltd., Class A	1,900	51,710
China Tower Corp., Ltd., Class H(1)(2)	554,000	64,657
China Vanke Co., Ltd., Class H	25,100	59,186
China Yangtze Power Co., Ltd., Class A	18,200	62,560
CITIC Securities Co., Ltd., Class H	37,000	81,294
CITIC, Ltd.	80,000	82,761
Contemporary Amperex Technology Co., Ltd., Class A	1,700	103,928
COSCO SHIPPING Holdings Co., Ltd., Class H(2)	46,000	71,565
Country Garden Holdings Co., Ltd.	116,000	80,234
Country Garden Services Holdings Co., Ltd.	25,000	105,370
CSPC Pharmaceutical Group, Ltd.	108,000	110,413
Daqo New Energy Corp. ADR(2)	1,000	41,570
East Money Information Co., Ltd., Class A	13,800	47,056
ENN Energy Holdings, Ltd.	9,200	123,235
Foshan Haitian Flavouring & Food Co., Ltd., Class A	3,850	47,347
Fosun International, Ltd.	43,500	45,844
Ganfeng Lithium Co., Ltd., Class H(1)	3,800	45,483
GDS Holdings, Ltd. ADR(2)	1,400	43,988
Geely Automobile Holdings, Ltd.	74,000	114,418

14
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Genscript Biotech Corp.(2)	16,000	$ 45,194
Great Wall Motor Co., Ltd., Class H	40,000	56,017
Guangdong Investment, Ltd.	40,000	51,214
Guangzhou Automobile Group Co., Ltd., Class H	54,000	45,786
Haier Smart Home Co., Ltd., Class H	29,800	105,277
Hengan International Group Co., Ltd.	10,500	49,621
Huazhu Group, Ltd. ADR	2,600	78,624
Industrial & Commercial Bank of China, Ltd., Class A	66,000	47,754
Industrial & Commercial Bank of China, Ltd., Class H	565,000	340,586
Industrial Bank Co., Ltd., Class A	17,700	54,589
Innovent Biologics, Inc.(1)(2)	16,500	51,174
JOYY, Inc. ADR	1,000	39,570
KE Holdings, Inc. ADR(2)	5,700	80,826
Kingboard Holdings, Ltd.	10,500	47,272
Kingdee International Software Group Co., Ltd.(2)	32,000	65,299
Kingsoft Corp., Ltd.	15,400	46,216
Kuaishou Technology(1)(2)	6,400	52,261
Kunlun Energy Co., Ltd.	60,000	49,793
Kweichow Moutai Co., Ltd., Class A	800	221,502
Lenovo Group, Ltd.	94,000	91,274
Li Auto, Inc. ADR(2)	6,100	136,823
Li Ning Co., Ltd.	25,000	194,854
Longfor Group Holdings, Ltd.(1)	22,500	111,433
LONGi Green Energy Technology Co., Ltd., Class A	4,600	46,658
Lufax Holding, Ltd. ADR	8,700	48,285
Luzhou Laojiao Co., Ltd., Class A	1,500	47,603
Muyuan Foods Co., Ltd., Class A	5,400	42,375
NetEase, Inc.	20,400	390,767
New China Life Insurance Co., Ltd., Class H	16,200	41,046
Nongfu Spring Co., Ltd., Class H(1)	22,000	116,422
People's Insurance Co. Group of China, Ltd., Class H	147,000	46,827
PetroChina Co., Ltd., Class H	252,000	119,623
PICC Property & Casualty Co., Ltd., Class H	92,000	94,099
Pinduoduo, Inc. ADR(2)	4,600	198,214
Ping An Bank Co., Ltd., Class A	20,100	46,465
Ping An Insurance Group Co. of China, Ltd., Class A	8,500	57,105
Ping An Insurance Group Co. of China, Ltd., Class H	61,500	388,724
Postal Savings Bank of China Co., Ltd., Class H(1)	111,000	84,158
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	40,800	43,466
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	1,200	49,414
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	1,100	52,010
Shenzhou International Group Holdings, Ltd.	9,800	132,976
Silergy Corp.	2,000	178,065
Sino Biopharmaceutical, Ltd.	123,000	64,517
Sinopharm Group Co., Ltd., Class H	21,600	49,705
Security	Shares	Value
China (continued)
Smoore International Holdings, Ltd.(1)	23,000	$ 48,100
Sunny Optical Technology Group Co., Ltd.	8,200	119,506
Tencent Music Entertainment Group ADR(2)	10,400	44,200
Tingyi (Cayman Islands) Holding Corp.	30,000	54,755
Trip.com Group, Ltd. ADR(2)	5,900	139,535
Tsingtao Brewery Co., Ltd., Class H	10,000	80,962
Vipshop Holdings, Ltd. ADR(2)	6,300	48,258
Want Want China Holdings, Ltd.	65,000	58,673
Weichai Power Co., Ltd., Class H	31,000	43,304
Wharf Holdings, Ltd.	19,000	55,668
Wuliangye Yibin Co., Ltd., Class A	3,300	80,649
WuXi AppTec Co., Ltd., Class A	2,800	43,525
WuXi AppTec Co., Ltd., Class H(1)	5,400	73,450
Xinyi Solar Holdings, Ltd.	62,000	92,158
XPeng, Inc. ADR(2)	4,600	113,206
Yankuang Energy Group Co., Ltd., Class H	20,000	56,423
Yum China Holdings, Inc.	4,600	192,280
Zai Lab, Ltd. ADR(2)	1,200	47,952
Zhongsheng Group Holdings, Ltd.	8,500	56,166
Zijin Mining Group Co., Ltd., Class H	70,000	101,928
ZTO Express Cayman, Inc. ADR	5,200	143,052
		$ 11,318,904
Cyprus — 2.6%
Bank of Cyprus Holdings PLC(2)(3)	45,800	$ 50,195
Bank of Cyprus Holdings PLC(2)(3)	4,338,312	4,814,792
		$ 4,864,987
Egypt — 0.5%
Taaleem Management Services Co. SAE(2)	4,866,116	$ 976,396
		$ 976,396
Georgia — 5.2%
Bank of Georgia Group PLC	240,982	$ 3,712,898
Georgia Capital PLC(2)	225,359	1,708,642
TBC Bank Group PLC	262,922	4,145,925
		$ 9,567,465
Greece — 7.6%
Alpha Services and Holdings S.A.(2)	841,800	$ 947,566
Athens Water Supply & Sewage Co. S.A.	27,260	203,364
Eurobank Ergasias Services and Holdings S.A.(2)	1,298,434	1,341,989
GEK Terna Holding Real Estate Construction S.A.(2)	32,780	336,321
Hellenic Petroleum Holdings S.A.	39,014	294,816
Hellenic Telecommunications Organization S.A.	141,851	2,728,937
Holding Co. ADMIE IPTO S.A.	74,659	179,063

15
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Greece (continued)
JUMBO S.A.	68,000	$ 1,102,135
LAMDA Development S.A.(2)	44,767	304,683
Motor Oil (Hellas) Corinth Refineries S.A.	38,200	604,330
Mytilineos S.A.	62,365	1,154,866
National Bank of Greece S.A.(2)	245,417	973,441
OPAP S.A.	121,690	1,803,735
Public Power Corp. S.A.(2)	130,891	1,047,954
Sarantis S.A.	22,445	171,579
Terna Energy S.A.	29,221	546,136
Titan Cement International S.A.	24,177	338,729
		$ 14,079,644
Indonesia — 7.0%
Astra International Tbk PT	2,614,000	$ 1,364,878
Bank Central Asia Tbk PT	6,218,100	3,487,556
Bank Rakyat Indonesia Persero Tbk PT	7,879,584	2,625,375
Barito Pacific Tbk PT	5,873,100	343,176
Charoen Pokphand Indonesia Tbk PT	1,298,100	460,198
Indofood Sukses Makmur Tbk PT	929,600	404,515
Kalbe Farma Tbk PT	4,133,600	467,749
Merdeka Copper Gold Tbk PT(2)	2,108,044	768,230
Sarana Menara Nusantara Tbk PT	4,997,600	347,959
Telkom Indonesia Persero Tbk PT	5,998,300	1,909,622
United Tractors Tbk PT	312,600	652,302
		$ 12,831,560
Kenya — 1.4%
Safaricom PLC	8,666,500	$ 2,499,911
		$ 2,499,911
Lithuania — 1.4%
AB Ignitis Grupe GDR(4)	49,010	$ 947,495
Siauliu Bankas AB	2,442,564	1,551,074
		$ 2,498,569
Serbia — 0.6%
Metalac AD(2)	67,357	$ 1,014,476
		$ 1,014,476
Slovenia — 3.0%
Nova Ljubljanska Banka dd(1)	61,521	$ 4,253,276
Nova Ljubljanska Banka dd GDR(4)	60,052	835,074
Petrol	930	527,640
		$ 5,615,990
Security	Shares	Value
South Korea — 8.3%
AMOREPACIFIC Corp.	830	$ 118,114
Celltrion Healthcare Co., Ltd.	2,166	109,082
Celltrion, Inc.	2,056	284,499
Coway Co., Ltd.	1,556	87,152
Doosan Enerbility(2)	8,206	130,559
Ecopro BM Co., Ltd.	303	111,941
Hana Financial Group, Inc.	6,359	236,089
Hanwha Solutions Corp.(2)	3,320	83,445
HMM Co., Ltd.	6,171	136,785
HYBE Co., Ltd.(2)	432	84,839
Hyundai Engineering & Construction Co., Ltd.	2,189	76,151
Hyundai Glovis Co., Ltd.	542	88,801
Hyundai Mobis Co., Ltd.	1,409	229,226
Hyundai Motor Co.	2,807	407,261
Hyundai Steel Co.	2,500	84,955
Kakao Corp.	6,181	431,765
KakaoBank Corp.(2)	2,472	81,708
KB Financial Group, Inc.	8,000	372,193
Kia Corp.	5,442	356,942
Korea Electric Power Corp.(2)	6,338	115,659
Korea Investment Holdings Co., Ltd.	1,239	68,691
Korea Shipbuilding & Offshore Engineering Co., Ltd.(2)	1,116	80,281
Korea Zinc Co., Ltd.	220	100,438
Korean Air Lines Co., Ltd.(2)	4,433	104,454
Krafton, Inc.(2)	539	105,884
KT&G Corp.	2,625	172,381
L&F Co., Ltd.(2)	609	103,033
LG Chem, Ltd.	932	381,715
LG Corp.	2,093	120,867
LG Display Co., Ltd.	6,116	79,913
LG Electronics, Inc.	2,278	206,312
LG Energy Solution(2)	483	160,359
LG Household & Health Care, Ltd.	216	154,695
LG Innotek Co., Ltd.	352	95,511
Lotte Chemical Corp.	493	76,090
Naver Corp.	2,414	537,740
NCSoft Corp.	385	127,499
Pearl Abyss Corp.(2)	890	47,397
POSCO Chemical Co., Ltd.	909	96,028
POSCO Holdings, Inc.	1,510	344,773
Samsung Biologics Co., Ltd.(1)(2)	403	265,814
Samsung C&T Corp.	1,885	170,544
Samsung Electro-Mechanics Co., Ltd.	1,263	163,477
Samsung Electronics Co., Ltd.	90,076	4,800,469
Samsung Engineering Co., Ltd.(2)	4,235	86,407
Samsung Fire & Marine Insurance Co., Ltd.	755	125,147

16
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
Samsung Heavy Industries Co., Ltd.(2)	18,532	$ 88,459
Samsung Life Insurance Co., Ltd.	1,870	96,132
Samsung SDI Co., Ltd.	1,101	524,466
Samsung SDS Co., Ltd.	923	107,562
Shinhan Financial Group Co., Ltd.	9,142	303,739
SK Bioscience Co., Ltd.(2)	672	71,015
SK Hynix, Inc.	10,525	922,286
SK Innovation Co., Ltd.(2)	1,119	178,096
SK Square Co., Ltd.(2)	2,511	103,716
SK, Inc.	934	196,086
S-Oil Corp.	1,237	101,209
Woori Financial Group, Inc.	11,913	138,017
		$ 15,233,868
Taiwan — 8.1%
ASE Technology Holding Co., Ltd.	73,358	$ 234,039
Asustek Computer, Inc.	17,000	204,481
AU Optronics Corp.	229,000	130,802
Cathay Financial Holding Co., Ltd.	161,087	338,695
Chailease Holding Co., Ltd.	31,760	252,390
China Steel Corp.	248,000	300,420
Chunghwa Telecom Co., Ltd.	79,000	350,204
CTBC Financial Holding Co., Ltd.	256,000	251,806
Delta Electronics, Inc.	38,680	322,885
E.Sun Financial Holding Co., Ltd.	177,500	202,727
First Financial Holding Co., Ltd.	161,185	151,372
Formosa Chemicals & Fibre Corp.	83,000	223,532
Formosa Plastics Corp.	82,000	291,514
Fubon Financial Holding Co., Ltd.	149,568	375,553
Globalwafers Co., Ltd.	6,000	104,565
Hon Hai Precision Industry Co., Ltd.	218,508	748,626
Hotai Motor Co., Ltd.	8,000	156,008
Hua Nan Financial Holdings Co., Ltd.	146,543	117,198
Largan Precision Co., Ltd.	2,000	113,495
MediaTek, Inc.	26,000	716,767
Mega Financial Holding Co., Ltd.	155,000	217,900
Nan Ya Plastics Corp.	108,000	315,531
Novatek Microelectronics Corp.	13,000	171,971
Quanta Computer, Inc.	67,000	188,706
Realtek Semiconductor Corp.	11,000	149,265
Shin Kong Financial Holding Co., Ltd.	8,514	2,815
Taishin Financial Holding Co., Ltd.	177,393	116,035
Taiwan Cement Corp.	129,412	200,896
Taiwan Cooperative Financial Holding Co., Ltd.	151,072	145,275
Taiwan Semiconductor Manufacturing Co., Ltd.	392,000	7,088,397
Uni-President Enterprises Corp.	108,960	252,092
Security	Shares	Value
Taiwan (continued)
United Microelectronics Corp.	221,000	$ 351,078
Yuanta Financial Holding Co., Ltd.	242,422	213,378
		$ 15,000,418
United Arab Emirates — 13.0%
Abu Dhabi Commercial Bank PJSC	661,924	$ 1,829,776
Abu Dhabi Islamic Bank PJSC	321,170	764,966
Abu Dhabi National Oil Co. for Distribution PJSC	647,100	725,917
Al Yah Satellite Communications Co-Pjsc-Yah Sat	4,224,438	3,052,819
Aldar Properties PJSC	1,008,500	1,545,222
Aramex PJSC	852,000	942,838
Dubai Electricity & Water Authority PJSC(2)	3,264,287	2,515,058
Dubai Islamic Bank PJSC	423,067	740,014
Emaar Properties PJSC	1,012,900	1,747,102
Emirates Telecommunications Group Co. PJSC	440,000	4,208,495
First Abu Dhabi Bank PJSC	652,654	3,978,744
National Central Cooling Co. PJSC	1,342,340	900,737
Ras Al Khaimah Ceramics	1,240,700	938,276
		$ 23,889,964
Vietnam — 7.3%
FPT Corp.	1,042,733	$ 5,101,620
Mobile World Investment Corp.	487,249	3,387,392
No Va Land Investment Group Corp.(2)	7,524	26,816
Phat Dat Real Estate Development Corp.(2)	3,271	8,836
Refrigeration Electrical Engineering Corp.	143,700	513,254
Vietnam Prosperity JSC Bank(2)	1,468,759	2,511,668
Vietnam Technological & Commercial Joint Stock Bank(2)	964,400	1,977,223
		$ 13,526,809
Total Common Stocks (identified cost $129,093,878)		$151,757,365

Preferred Stocks — 0.4%
Security	Shares	Value
South Korea — 0.4%
Samsung Electronics Co., Ltd.	15,986	$ 749,482
		$ 749,482

17
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan — 0.0%(5)
Fubon Financial Holding Co., Ltd.(2)	2,110	$ 4,297
		$ 4,297
Total Preferred Stocks (identified cost $541,782)		$ 753,779

Short-Term Investments — 13.4%
Affiliated Fund — 12.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(6)	23,125,304	$ 23,125,304
Total Affiliated Fund (identified cost $23,125,304)		$ 23,125,304

U.S. Treasury Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 5/24/22	$1,500	$ 1,499,741
Total U.S. Treasury Obligations (identified cost $1,499,673)		$ 1,499,741
Total Short-Term Investments (identified cost $24,624,977)		$ 24,625,045
Total Investments — 96.1% (identified cost $154,260,637)		$177,136,189
Other Assets, Less Liabilities — 3.9%		$ 7,228,854
Net Assets — 100.0%		$184,365,043
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $5,833,236 or 3.2% of the Portfolio's net assets.
(2)	Non-income producing security.
(3)	Securities are traded on separate exchanges for the same entity.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of these securities is $1,782,569 or 1.0% of the Portfolio's net assets.
(5)	Amount is less than 0.05%.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	30.0%	$55,312,581
Information Technology	13.0	24,002,402
Communication Services	9.5	17,485,594
Consumer Discretionary	8.2	15,189,947
Materials	4.5	8,313,369
Industrials	4.4	8,117,064
Utilities	3.5	6,439,058
Energy	2.7	5,023,086
Real Estate	2.4	4,473,220
Consumer Staples	2.4	4,394,128
Health Care	2.1	3,760,695
Short-Term Investments	13.4	24,625,045
Total Investments	96.1%	$177,136,189

18
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	529,725	USD	579,124	6/15/22	$ (19,191)
EUR	1,654,834	USD	1,809,155	6/15/22	(59,951)
EUR	1,296,988	USD	1,433,871	6/15/22	(62,919)
USD	6,415,349	EUR	5,802,916	6/15/22	281,510
USD	3,269,053	EUR	2,956,977	6/15/22	143,449
USD	2,398,922	EUR	2,169,912	6/15/22	105,266
USD	2,004,882	EUR	1,813,488	6/15/22	87,976
USD	1,713,585	EUR	1,550,000	6/15/22	75,193
USD	1,048,743	EUR	948,626	6/15/22	46,020
USD	625,963	EUR	572,568	6/15/22	20,743
					$618,096
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	275,085	USD	300,512	JPMorgan Chase Bank, N.A.	5/6/22	$ —	$ (10,277)
EUR	38,428	USD	41,805	Standard Chartered Bank	5/6/22	—	(1,260)
USD	108,903	EUR	102,102	HSBC Bank USA, N.A.	5/6/22	1,178	—
USD	85,159	EUR	77,953	JPMorgan Chase Bank, N.A.	5/6/22	2,912	—
USD	75,934	EUR	71,832	JPMorgan Chase Bank, N.A.	5/6/22	147	—
USD	202,704	EUR	188,629	UBS AG	5/6/22	3,687	—
USD	11,163	EUR	10,226	UBS AG	5/6/22	374	—
USD	7,323,615	AED	26,900,000	Standard Chartered Bank	5/31/22	—	(519)
USD	1,893,379	AED	6,964,414	Standard Chartered Bank	5/31/22	—	(2,841)
USD	10,475,771	CNH	66,600,000	UBS AG	5/31/22	470,035	—
USD	9,536,478	CNH	61,263,000	BNP Paribas	6/23/22	344,601	—
USD	3,360,310	CNH	21,500,000	Standard Chartered Bank	6/23/22	134,458	—
USD	1,579,913	AED	5,817,160	Standard Chartered Bank	7/7/22	—	(4,061)
USD	2,855,790	AED	10,547,575	Standard Chartered Bank	7/7/22	—	(16,244)
USD	4,456,726	AED	16,370,000	Standard Chartered Bank	4/19/23	—	(1,590)
USD	1,657,609	AED	6,100,000	Standard Chartered Bank	5/30/23	—	(3,613)
						$957,392	$(40,405)
19
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
MSCI Emerging Markets Index	214	Long	6/17/22	$11,314,180	$ (687,732)
SGX CNX Nifty Index	(268)	Short	5/26/22	(9,102,956)	14,285
					$ (673,447)
Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
PFC Shares	– Preference Shares
Currency Abbreviations:
AED	– United Arab Emirates Dirham
CNH	– Yuan Renminbi Offshore
EUR	– Euro
USD	– United States Dollar
20
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2022
Statement of Assets and Liabilities (Unaudited)

April 30, 2022
Assets
Unaffiliated investments, at value (identified cost $131,135,333)	$ 154,010,885
Affiliated investment, at value (identified cost $23,125,304)	23,125,304
Cash	682,438
Deposits for derivatives collateral:
Futures contracts	1,146,383
Centrally cleared derivatives	745,816
OTC derivatives	290,000
Foreign currency, at value (identified cost $3,429,665)	3,336,055
Dividends receivable	630,723
Dividends receivable from affiliated investment	833
Receivable for variation margin on open futures contracts	187,566
Receivable for open forward foreign currency exchange contracts	957,392
Tax reclaims receivable	13,038
Other assets	6,678
Total assets	$185,133,111
Liabilities
Cash collateral due to broker	$ 290,000
Payable for variation margin on open centrally cleared derivatives	84,903
Payable for open forward foreign currency exchange contracts	40,405
Payable to affiliates:
Investment adviser fee	154,486
Trustees' fees	857
Accrued expenses	197,417
Total liabilities	$ 768,068
Net Assets applicable to investors' interest in Portfolio	$184,365,043
21
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $228,550)	$ 2,298,720
Dividend income from affiliated investments	4,962
Interest income	7,046
Total investment income	$ 2,310,728
Expenses
Investment adviser fee	$ 949,263
Trustees’ fees and expenses	5,118
Custodian fee	177,591
Legal and accounting services	39,739
Miscellaneous	20,987
Total expenses	$ 1,192,698
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 196
Total expense reductions	$ 196
Net expenses	$ 1,192,502
Net investment income	$ 1,118,226
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $82)	$ 1,209,481
Investment transactions - affiliated investment	(1,976)
Futures contracts	(608,848)
Swap contracts	223,977
Foreign currency transactions	(552,936)
Forward foreign currency exchange contracts	1,868,161
Net realized gain	$ 2,137,859
Change in unrealized appreciation (depreciation):
Investments	$ (17,772,053)
Futures contracts	(538,753)
Swap contracts	(80,033)
Foreign currency	(98,620)
Forward foreign currency exchange contracts	1,154,946
Net change in unrealized appreciation (depreciation)	$(17,334,513)
Net realized and unrealized loss	$(15,196,654)
Net decrease in net assets from operations	$(14,078,428)
22
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2022
Statements of Changes in Net Assets

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,118,226	$ 1,848,852
Net realized gain	2,137,859	24,455,725
Net change in unrealized appreciation (depreciation)	(17,334,513)	24,471,674
Net increase (decrease) in net assets from operations	$ (14,078,428)	$ 50,776,251
Capital transactions:
Contributions	$ 17,094,458	$ 13,948,565
Withdrawals	(9,154,358)	(19,915,526)
Net increase (decrease) in net assets from capital transactions	$ 7,940,100	$ (5,966,961)
Net increase (decrease) in net assets	$ (6,138,328)	$ 44,809,290
Net Assets
At beginning of period	$ 190,503,371	$ 145,694,081
At end of period	$184,365,043	$190,503,371
23
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2022
Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data			2021	2020	2019	2018	2017
Ratios (as a percentage of average daily net assets):
Expenses	1.26% (1)(2)	1.24%	1.28%	1.29% (3)	1.25%	1.29%
Net investment income	1.18% (1)	1.04%	0.84%	1.29%	0.97%	1.10%
Portfolio Turnover	55% (4)	70%	44%	43%	39%	32%
Total Return	(7.18)% (4)	35.70%	(2.84)%	7.44%	(11.06)%	24.59%
Net assets, end of period (000’s omitted)	$184,365	$190,503	$145,694	$179,334	$162,169	$164,303
(1)	Annualized.
(2)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(3)	Includes interest expense of 0.01% of average daily net assets for the year ended October 31, 2019.
(4)	Not annualized.
24

Global Macro Capital Opportunities Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2022, Eaton Vance Emerging and Frontier Countries Equity Fund held a 99.9% interest in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
25

Global Macro Capital Opportunities Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I   Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
26

Global Macro Capital Opportunities Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements—The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
For the six months ended April 30, 2022, the investment adviser fee amounted to $949,263 or 1.00% (annualized) of the Portfolio’s average daily net assets.
Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $196 relating to the Portfolio's investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $103,102,530 and $95,833,723, respectively, for the six months ended April 30, 2022.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$155,375,774
Gross unrealized appreciation	$ 31,506,453
Gross unrealized depreciation	(8,884,402)
Net unrealized appreciation	$ 22,622,051
27

Global Macro Capital Opportunities Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Portfolio of Investments. At April 30, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Equity Price Risk: During the six months ended April 30, 2022, the Portfolio entered into equity futures contracts and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $40,405. At April 30, 2022 there were no assets pledged by the Portfolio for such liability.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2022.
28

Global Macro Capital Opportunities Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2022 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Equity Price	Foreign Exchange	Total
Not applicable	$ 14,285*	$ 760,157*	$ 774,442
Receivable for open forward foreign currency exchange contracts	—	957,392	957,392
Total Asset Derivatives	$ 14,285	$1,717,549	$1,731,834
Derivatives not subject to master netting or similar agreements	$ 14,285	$ 760,157	$ 774,442
Total Asset Derivatives subject to master netting or similar agreements	$ —	$ 957,392	$ 957,392
Not applicable	(687,732)*	(142,061)*	(829,793)
Payable for open forward foreign currency exchange contracts	—	(40,405)	(40,405)
Total Liability Derivatives	$(687,732)	$ (182,466)	$ (870,198)
Derivatives not subject to master netting or similar agreements	$(687,732)	$ (142,061)	$ (829,793)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$ (40,405)	$ (40,405)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2022.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
BNP Paribas	$ 344,601	$ —	$ —	$ (290,000)	$ 54,601
HSBC Bank USA, N.A.	1,178	—	—	—	1,178
JPMorgan Chase Bank, N.A.	3,059	(3,059)	—	—	—
Standard Chartered Bank	134,458	(30,128)	—	—	104,330
UBS AG	474,096	—	(413,575)	—	60,521
	$957,392	$(33,187)	$(413,575)	$(290,000)	$220,630
29

Global Macro Capital Opportunities Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
JPMorgan Chase Bank, N.A.	$ (10,277)	$ 3,059	$ —	$ —	$ (7,218)
Standard Chartered Bank	(30,128)	30,128	—	—	—
	$(40,405)	$33,187	$ —	$ —	$(7,218)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2022 was as follows:
Statement of Operations Caption	Equity Price	Foreign Exchange	Total
Net realized gain (loss):
Futures contracts	$(608,848)	$ —	$ (608,848)
Swap contracts	223,977	—	223,977
Forward foreign currency exchange contracts	—	1,868,161	1,868,161
Total	$(384,871)	$1,868,161	$1,483,290
Change in unrealized appreciation (depreciation):
Futures contracts	$(538,753)	$ —	$ (538,753)
Swap contracts	(80,033)	—	(80,033)
Forward foreign currency exchange contracts	—	1,154,946	1,154,946
Total	$(618,786)	$1,154,946	$ 536,160
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2022, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$15,473,000	$9,572,000	$84,568,000	$714,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
30

Global Macro Capital Opportunities Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

6  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.
7  Investments in Affiliated Funds
At April 30, 2022, the value of the Portfolio's investment in affiliated funds was $23,125,304, which represents 12.6% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$20,820,477	$95,455,792	$(116,274,293)	$ (1,976)	$ —	$ —	$ 4,129	—
Liquidity Fund	—	23,125,304	—	—	—	23,125,304	833	23,125,304
Total				$(1,976)	$ —	$23,125,304	$4,962
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ 1,746,988	$ 66,164,571	$ —	$ 67,911,559
Emerging Europe	—	41,113,857	—	41,113,857
Latin America	15,365,678	—	—	15,365,678
Middle East/Africa	2,515,058	24,851,213	—	27,366,271
Total Common Stocks	$ 19,627,724	$ 132,129,641*	$ —	$ 151,757,365
Preferred Stocks	$ —	$ 753,779	$ —	$ 753,779
Short-Term Investments:
Affiliated Fund	23,125,304	—	—	23,125,304
31

Global Macro Capital Opportunities Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$ —	$ 1,499,741	$ —	$ 1,499,741
Total Investments	$ 42,753,028	$ 134,383,161	$ —	$ 177,136,189
Forward Foreign Currency Exchange Contracts	$ —	$ 1,717,549	$ —	$ 1,717,549
Futures Contracts	—	14,285	—	14,285
Total	$ 42,753,028	$ 136,114,995	$ —	$ 178,868,023
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (182,466)	$ —	$ (182,466)
Futures Contracts	(687,732)	—	—	(687,732)
Total	$ (687,732)	$ (182,466)	$ —	$ (870,198)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Frontier markets are among the smallest and least mature investment markets. Frontier market countries may have greater political or economic instability and may also be subject to trade barriers, adjustments in currency values and developing or changing securities laws and other regulations. Investments in frontier market countries generally are less liquid and subject to greater price volatility than investments in developed markets or emerging markets.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.
32

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2022
Officers and Trustees

Officers of Eaton Vance Emerging and Frontier Countries Equity Fund
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Global Macro Capital Opportunities Portfolio
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Emerging and Frontier Countries Equity Fund and Global Macro Capital Opportunities Portfolio
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
33

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
34

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
35

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
36

Investment Adviser of Global Macro Capital Opportunities Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance Emerging
and Frontier Countries Equity Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

18473    4.30.22

Eaton Vance

Emerging Markets Local Income Fund

Semiannual Report

April 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options, and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser is registered with the CFTC as a commodity pool operator with respect to its management of the Fund. As the commodity pool operator of the Fund, the adviser has claimed relief under the Commodity Exchange Act from certain reporting and recordkeeping requirements. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2022

Eaton Vance

Emerging Markets Local Income Fund

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2022

Performance

Portfolio Manager(s) John R. Baur and Brian Shaw, CFA

% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	06/27/2007	06/27/2007	(12.81)%	(14.52)%	0.32%	(0.06)%
Class A with 3.25% Maximum Sales Charge	—	—	(15.57)	(17.37)	(0.33)	(0.39)
Class C at NAV	08/03/2010	06/27/2007	(13.32)	(15.08)	(0.37)	(0.60)
Class C with 1% Maximum Sales Charge	—	—	(14.14)	(15.84)	(0.37)	(0.60)
Class I at NAV	11/30/2009	06/27/2007	(12.68)	(14.27)	0.62	0.24

J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	—	—	(13.17)%	(15.95)%	(1.28)%	(1.43)%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				1.16%	1.86%	0.86%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2022

Fund Profile

Asset Allocation (% of net assets)*

Footnotes:

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

*	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

**	Currency exposures include all foreign exchange denominated assets and currency derivatives. Total exposures may exceed 100% due to implicit leverage created by derivatives.

(1)	Includes amounts each less than 1.0% or -1.0%, as applicable.

Foreign Currency Exposure (% of net assets)**

Indonesia	11.7%

Thailand	10.3

Brazil	10.2

Malaysia	10.1

Mexico	10.0

South Africa	8.9

Czech Republic	6.6

Ukraine	5.9

Egypt	4.8

Uzbekistan	4.7

Poland	4.6

Colombia	4.4

Serbia	3.9

Hungary	3.3

Uganda	3.2

Chile	2.5

Zambia	2.4

Peru	2.3

Euro	1.7

Dominican Republic	1.2

Other	1.9	(1)
Total Long	114.9
Total Short	-0.3
Total Net	114.6

3

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2022

Endnotes and Additional Disclosures

[1]

J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) is an unmanaged index of local-currency bonds with maturities of more than one year issued by emerging markets governments. Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.

[3]

Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.

Fund profile subject to change due to active management.

4

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2022

Fund Expenses

Example

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/21)	Ending Account Value (4/30/22)	Expenses Paid During Period* (11/1/21 – 4/30/22)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$871.90	$5.52	1.19%
Class C	$1,000.00	$866.80	$8.75	1.89%
Class I	$1,000.00	$873.20	$4.13	0.89%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.89	$5.96	1.19%
Class C	$1,000.00	$1,015.42	$9.44	1.89%
Class I	$1,000.00	$1,020.38	$4.46	0.89%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2021. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Investment in Emerging Markets Local Income Portfolio, at value (identified cost $1,272,946,031)	$1,033,662,651

Receivable for Fund shares sold	2,325,387

Total assets	$1,035,988,038

Liabilities

Payable for Fund shares redeemed	$4,684,092

Payable to affiliates:

Distribution and service fees	64,350

Trustees’ fees	43

Other	1,063

Accrued expenses	272,957

Total liabilities	$5,022,505

Net Assets	$1,030,965,533

Sources of Net Assets

Paid-in capital	$1,302,954,377

Accumulated loss	(271,988,844)

Net Assets	$1,030,965,533

Class A Shares

Net Assets	$107,667,172

Shares Outstanding	28,576,010

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$3.77

Maximum Offering Price Per Share

(100 ÷ 96.75 of net asset value per share)	$3.90

Class C Shares

Net Assets	$42,635,185

Shares Outstanding	11,191,794

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$3.81

Class I Shares

Net Assets	$880,663,176

Shares Outstanding	233,875,350

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$3.77

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income allocated from Portfolio	$46,048

Interest income allocated from Portfolio (net of foreign taxes withheld of $1,246,961)	42,923,848

Expenses allocated from Portfolio	(4,746,547)

Total investment income from Portfolio	$38,223,349

Expenses

Distribution and service fees:

Class A	$191,287

Class C	253,017

Trustees’ fees and expenses	250

Custodian fee	30,720

Transfer and dividend disbursing agent fees	374,999

Legal and accounting services	31,914

Printing and postage	183,476

Registration fees	73,964

Miscellaneous	7,880

Total expenses	$1,147,507

Net investment income	$37,075,842

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss):

Investment transactions (net of foreign capital gains taxes of $126,028)	$(24,349,902)

Futures contracts	1,455,086

Swap contracts	(29,810,084)

Foreign currency transactions	(36,610,552)

Forward foreign currency exchange contracts	52,206,193

Non-deliverable bond forward contracts	(9,750,602)

Net realized loss	$(46,859,861)

Change in unrealized appreciation (depreciation):

Investments (including net decrease in accrued foreign capital gains taxes of $960,870)	$(117,583,424)

Futures contracts	1,152,802

Swap contracts	(10,069,622)

Foreign currency	(1,576,566)

Forward foreign currency exchange contracts	(26,558,204)

Non-deliverable bond forward contracts	655,001

Net change in unrealized appreciation (depreciation)	$(153,980,013)

Net realized and unrealized loss	$(200,839,874)

Net decrease in net assets from operations	$(163,764,032)

7	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$37,075,842	$73,990,839

Net realized gain (loss)	(46,859,861)	14,421,284

Net change in unrealized appreciation (depreciation)	(153,980,013)	(95,065,101)

Net decrease in net assets from operations	$(163,764,032)	$(6,652,978)

Distributions to shareholders:

Class A	$(7,428,050)	$(3,528,165)

Class C	(2,750,829)	(1,336,288)

Class I	(62,358,999)	(29,959,647)

Total distributions to shareholders	$(72,537,878)	$(34,824,100)

Tax return of capital to shareholders:

Class A	$—	$(11,744,917)

Class C	—	(4,324,921)

Class I	—	(107,917,807)

Total tax return of capital to shareholders	$—	$(123,987,645)

Transactions in shares of beneficial interest:

Class A	$(12,996,885)	$30,113,299

Class C	(6,397,873)	4,959,581

Class I	(134,855,322)	379,512,959

Net increase (decrease) in net assets from Fund share transactions	$(154,250,080)	$414,585,839

Net increase (decrease) in net assets	$(390,551,990)	$249,121,116

Net Assets

At beginning of period	$1,421,517,523	$1,172,396,407

At end of period	$1,030,965,533	$1,421,517,523

8	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2022

Financial Highlights

	Class A

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020		2019		2018		2017

Net asset value — Beginning of period	$4.590		$5.030	$5.760		$5.190		$6.310		$6.400

Income (Loss) From Operations

Net investment income(1)	$0.124		$0.228	$0.286		$0.363		$0.408		$0.343

Net realized and unrealized gain (loss)	(0.693)		(0.168)	(0.293)		0.759		(0.970)		0.124

Total income (loss) from operations	$(0.569)		$0.060	$(0.007)		$1.122		$(0.562)		$0.467

Less Distributions

From net investment income	$(0.251)		$(0.123)	$(0.198)		$(0.552)		$—		$(0.502)

Tax return of capital	—		(0.377)	(0.525)		—		(0.558)		(0.055)

Total distributions	$(0.251)		$(0.500)	$(0.723)		$(0.552)		$(0.558)		$(0.557)

Net asset value — End of period	$3.770		$4.590	$5.030		$5.760		$5.190		$6.310

Total Return(2)	(12.81	)%(3)	1.06%	(0.31	)%(4)	22.64	%(4)	(9.65	)%(4)	7.75%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$107,667		$145,043	$129,954		$152,308		$107,550		$87,390

Ratios (as a percentage of average daily net assets):(5)

Expenses	1.19	%(6)(7)	1.16%	1.20	%(4)	1.20	%(4)	1.23	%(4)(8)	1.26	%(8)

Net investment income	5.80	%(6)	4.53%	5.40%		6.57%		6.84%		5.45%

Portfolio Turnover of the Portfolio	12	%(3)	56%	56%		46%		52%		40%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser reimbursed certain operating expenses (equal to 0.02%, 0.02% and 0.09% of average daily net assets for the years ended October 31, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

(7)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(8)

Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.02% of average daily net assets for each of the years ended October 31, 2018 and 2017.

9	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2022

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020		2019		2018		2017

Net asset value — Beginning of period	$4.650		$5.080	$5.820		$5.240		$6.380		$6.470

Income (Loss) From Operations

Net investment income(1)	$0.110		$0.194	$0.250		$0.328		$0.373		$0.302

Net realized and unrealized gain (loss)	(0.711)		(0.154)	(0.298)		0.770		(0.992)		0.126

Total income (loss) from operations	$(0.601)		$0.040	$(0.048)		$1.098		$(0.619)		$0.428

Less Distributions

From net investment income	$(0.239)		$(0.115)	$(0.190)		$(0.518)		$—		$(0.467)

Tax return of capital	—		(0.355)	(0.502)		—		(0.521)		(0.051)

Total distributions	$(0.239)		$(0.470)	$(0.692)		$(0.518)		$(0.521)		$(0.518)

Net asset value — End of period	$3.810		$4.650	$5.080		$5.820		$5.240		$6.380

Total Return(2)	(13.32	)%(3)	0.46%	(0.90	)%(4)	21.87	%(4)	(10.42	)%(4)	7.01%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$42,635		$58,639	$59,169		$62,869		$44,416		$41,754

Ratios (as a percentage of average daily net assets):(5)

Expenses	1.89	%(6)(7)	1.86%	1.90	%(4)	1.90	%(4)	1.93	%(4)(8)	1.96	%(8)

Net investment income	5.10	%(6)	3.82%	4.68%		5.88%		6.17%		4.74%

Portfolio Turnover of the Portfolio	12	%(3)	56%	56%		46%		52%		40%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser reimbursed certain operating expenses (equal to 0.02%, 0.02% and 0.09% of average daily net assets for the years ended October 31, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

(7)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(8)

Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.02% of average daily net assets for each of the years ended October 31, 2018 and 2017.

10	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2022

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020		2019		2018		2017

Net asset value — Beginning of period	$4.590		$5.020	$5.760		$5.190		$6.310		$6.400

Income (Loss) From Operations

Net investment income(1)	$0.130		$0.243	$0.301		$0.381		$0.427		$0.363

Net realized and unrealized gain (loss)	(0.693)		(0.158)	(0.302)		0.757		(0.971)		0.123

Total income (loss) from operations	$(0.563)		$0.085	$(0.001)		$1.138		$(0.544)		$0.486

Less Distributions

From net investment income	$(0.257)		$(0.127)	$(0.202)		$(0.568)		$—		$(0.519)

Tax return of capital	—		(0.388)	(0.537)		—		(0.576)		(0.057)

Total distributions	$(0.257)		$(0.515)	$(0.739)		$(0.568)		$(0.576)		$(0.576)

Net asset value — End of period	$3.770		$4.590	$5.020		$5.760		$5.190		$6.310

Total Return(2)	(12.68	)%(3)	1.36%	(0.01	)%(4)	23.00	%(4)	(9.38	)%(4)	8.07%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$880,663		$1,217,836	$983,273		$938,608		$555,630		$414,676

Ratios (as a percentage of average daily net assets):(5)

Expenses	0.89	%(6)(7)	0.86%	0.90	%(4)	0.90	%(4)	0.93	%(4)(8)	0.96	%(8)

Net investment income	6.11	%(6)	4.86%	5.68%		6.90%		7.15%		5.72%

Portfolio Turnover of the Portfolio	12	%(3)	56%	56%		46%		52%		40%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser reimbursed certain operating expenses (equal to 0.02%, 0.02% and 0.09% of average daily net assets for the years ended October 31, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

(7)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(8)

Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.02% of average daily net assets for each of the years ended October 31, 2018 and 2017.

11	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Emerging Markets Local Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests substantially all of its investable assets in interests in Emerging Markets Local Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (86.9% at April 30, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2022, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.

At October 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $25,028,870 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2021, $8,514,266 are short-term and $16,514,604 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.650%
$1 billion but less than $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion and over	0.575%

For the six months ended April 30, 2022, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed

1.20%, 1.90% and 0.90% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2023. Pursuant to this agreement, no operating expenses were allocated to EVM for the six months ended April 30, 2022.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2022, EVM earned $9,548 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $41,780 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2022. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2022 in the amount of $1,289. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2022 amounted to $191,287 for Class A shares.

13

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2022, the Fund paid or accrued to EVD $189,763 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2022 amounted to $63,254 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2022, the Fund was informed that EVD received approximately $3,000 and $5,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2022, increases and decreases in the Fund’s investment in the Portfolio aggregated $83,720,223 and $306,971,520, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount

Class A

Sales	4,707,791	$20,258,621	17,540,838	$89,141,869

Issued to shareholders electing to receive payments of distributions in Fund shares	1,606,099	6,739,392	2,799,887	13,895,628

Redemptions	(9,442,920)	(40,590,075)	(15,367,242)	(76,730,516)

Converted from Class C shares	138,987	595,177	733,705	3,806,318

Net increase (decrease)	(2,990,043)	$(12,996,885)	5,707,188	$30,113,299

Class C

Sales	1,146,886	$5,041,127	3,368,182	$17,293,127

Issued to shareholders electing to receive payments of distributions in Fund shares	628,361	2,661,840	1,095,871	5,499,953

Redemptions	(3,067,428)	(13,505,663)	(2,760,816)	(14,027,181)

Converted to Class A shares	(137,512)	(595,177)	(725,475)	(3,806,318)

Net increase (decrease)	(1,429,693)	$(6,397,873)	977,762	$4,959,581

Class I

Sales	64,589,286	$276,793,690	212,433,306	$1,086,953,947

Issued to shareholders electing to receive payments of distributions in Fund shares	13,847,669	58,060,696	25,659,906	127,179,340

Redemptions	(109,770,136)	(469,709,708)	(168,623,621)	(834,620,328)

Net increase (decrease)	(31,333,181)	$(134,855,322)	69,469,591	$379,512,959

14

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited)

Foreign Corporate Bonds — 2.4%

Security		Principal Amount (000’s omitted)	Value

Brazil — 0.7%

Simpar Finance S.a.r.l., 10.75%, 2/12/28(1)	BRL	53,195	$8,638,035

			$8,638,035

Colombia — 0.4%

Patrimonio Autonomo Union del Sur, 6.66%, 2/28/41(2)	COP	18,185,000	$4,491,116

			$4,491,116

Mexico — 0.0%(3)

Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	10,630	$484,443

			$484,443

Peru — 1.0%

Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,530	$6,220,339

Telefonica del Peru SAA, 7.375%, 4/10/27(2)	PEN	24,500	5,690,384

			$11,910,723

Uzbekistan — 0.3%

Nederlandse Financierings-Maatschappij voor

Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(1)	UZS	34,000,000	$3,012,399

			$3,012,399

Total Foreign Corporate Bonds (identified cost $33,993,283)			$28,536,716

Loan Participation Notes — 3.1%
Security		Principal Amount (000’s omitted)	Value

Uzbekistan — 3.1%

Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(1)(4)(5)	UZS	159,708,000	$13,968,057

Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(1)(4)(5)	UZS	253,458,000	22,323,792

Total Loan Participation Notes (identified cost $41,398,358)			$36,291,849

Sovereign Government Bonds — 68.7%

Security		Principal Amount (000’s omitted)	Value

Armenia — 0.3%

Republic of Armenia, 7.15%, 3/26/25(1)	USD	3,134	$3,091,848

			$3,091,848

Azerbaijan — 0.3%

Republic of Azerbaijan, 4.75%, 3/18/24(1)	USD	3,142	$3,151,344

			$3,151,344

Bosnia and Herzegovina — 0.1%

Republic of Srpska:

1.50%, 6/30/23	BAM	65	$34,962

1.50%, 10/30/23	BAM	177	95,066

1.50%, 12/15/23	BAM	10	5,158

1.50%, 5/31/25	BAM	2,225	1,187,347

1.50%, 6/9/25	BAM	213	114,250

1.50%, 12/24/25	BAM	232	124,225

1.50%, 9/25/26	BAM	181	96,635

1.50%, 9/26/27	BAM	66	34,975

			$1,692,618

Brazil — 0.4%

Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	$4,224,150

			$4,224,150

China — 8.2%

China Development Bank, 3.30%, 3/3/26	CNY	255,400	$39,527,483

China Government Bond:

2.68%, 5/21/30	CNY	289,240	43,225,506

3.53%, 10/18/51	CNY	93,820	14,734,099

			$97,487,088

Colombia — 0.7%

Republic of Colombia:

2.625%, 3/15/23	USD	3,500	$3,460,275

4.00%, 2/26/24	USD	3,429	3,372,816

Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	909,199

			$7,742,290

15	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Costa Rica — 0.6%

Costa Rica Government International Bond, 9.66%, 9/30/26(1)	CRC	4,136,100	$7,151,086

			$7,151,086

Czech Republic — 0.4%

Czech Republic Government Bond, 0.95%, 5/15/30(1)	CZK	140,000	$4,668,027

			$4,668,027

Dominican Republic — 1.1%

Dominican Republic:

8.00%, 1/15/27(1)	DOP	111,360	$1,836,009

8.00%, 2/12/27(1)	DOP	550,360	9,063,659

8.90%, 2/15/23(1)	DOP	145,250	2,650,384

			$13,550,052

Egypt — 1.5%

Egypt Government Bond:

14.06%, 1/12/26	EGP	142,928	$7,593,238

14.483%, 4/6/26	EGP	134,037	7,201,576

14.575%, 10/12/28	EGP	69,296	3,634,719

			$18,429,533

Honduras — 0.2%

Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	2,218	$2,173,481

			$2,173,481

Indonesia — 8.0%

Indonesia Government Bond:

6.50%, 2/15/31	IDR	357,135,000	$23,785,186

7.375%, 5/15/48	IDR	31,857,000	2,211,388

7.50%, 8/15/32	IDR	70,753,000	4,997,359

7.50%, 5/15/38	IDR	517,200,000	36,300,249

7.50%, 4/15/40	IDR	92,427,000	6,519,046

8.25%, 6/15/32	IDR	11,609,000	867,449

8.25%, 5/15/36	IDR	242,576,000	17,978,280

8.375%, 4/15/39	IDR	22,764,000	1,731,069

9.50%, 5/15/41	IDR	5,702,000	479,408

			$94,869,434

Iraq — 0.1%

Republic of Iraq, 6.752%, 3/9/23(1)	USD	1,710	$1,714,275

			$1,714,275

Security		Principal Amount (000’s omitted)	Value

Israel — 1.9%

Israel Government Bond, 0.75%, 7/31/22	ILS	74,100	$22,213,852

			$22,213,852

Jordan — 0.1%

Jordan Government International Bond, 4.95%, 7/7/25(1)	USD	1,620	$1,560,643

			$1,560,643

Macedonia — 0.3%

North Macedonia Government International Bond, 5.625%, 7/26/23(1)	EUR	3,277	$3,547,391

			$3,547,391

Malaysia — 4.0%

Malaysia Government Bond:

2.632%, 4/15/31	MYR	21,100	$4,175,847

3.733%, 6/15/28	MYR	81,500	18,104,135

3.757%, 5/22/40	MYR	50,500	9,939,109

3.828%, 7/5/34	MYR	28,100	5,865,303

4.254%, 5/31/35	MYR	42,385	9,096,001

			$47,180,395

Mexico — 3.8%

Mexican Bonos:

7.75%, 11/13/42	MXN	230,000	$9,762,081

8.50%, 5/31/29	MXN	39,000	1,855,445

8.50%, 11/18/38	MXN	410,469	19,015,990

10.00%, 11/20/36	MXN	22,074	1,155,324

Mexican Udibonos, 2.75%, 11/27/31(6)	MXN	309,625	13,704,906

			$45,493,746

Mongolia — 0.1%

Mongolia Government International Bond, 5.625%, 5/1/23(1)	USD	1,623	$1,619,563

			$1,619,563

Oman — 0.3%

Oman Government International Bond, 4.875%, 2/1/25(1)	USD	3,173	$3,193,517

			$3,193,517

16	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Pakistan — 0.3%

Third Pakistan International Sukuk Co., Ltd. (The), 5.625%, 12/5/22(1)	USD	3,429	$3,326,130

			$3,326,130

Paraguay — 0.2%

Republic of Paraguay, 4.625%, 1/25/23(1)	USD	2,330	$2,345,317

			$2,345,317

Peru — 1.2%

Peru Government Bond:

5.94%, 2/12/29	PEN	4,380	$1,031,384

6.714%, 2/12/55	PEN	4,100	880,327

6.85%, 2/12/42	PEN	19,284	4,348,295

6.90%, 8/12/37	PEN	8,763	2,024,464

6.95%, 8/12/31	PEN	26,763	6,549,560

			$14,834,030

Romania — 2.9%

Romania Government International Bond:

2.75%, 2/26/26(1)	EUR	2,755	$2,896,224

3.624%, 5/26/30(1)	EUR	2,755	2,659,447

Romanian Government Bond:

3.25%, 6/24/26	RON	57,650	10,818,245

4.15%, 1/26/28	RON	48,045	8,991,122

4.85%, 4/22/26	RON	32,030	6,403,951

5.80%, 7/26/27	RON	16,020	3,267,300

			$35,036,289

Serbia — 3.8%

Serbia Treasury Bond:

4.50%, 1/11/26	RSD	1,114,580	$9,705,360

4.50%, 8/20/32	RSD	3,298,130	26,335,068

5.875%, 2/8/28	RSD	970,810	8,807,094

			$44,847,522

Seychelles — 0.1%

Republic of Seychelles, 8.00%, 1/1/26(1)	USD	786	$781,284

			$781,284

South Africa — 12.6%

Republic of South Africa:

8.25%, 3/31/32	ZAR	95,739	$5,283,301

8.50%, 1/31/37	ZAR	417,200	21,865,190

8.75%, 1/31/44	ZAR	408,487	21,097,510

Security		Principal Amount (000’s omitted)	Value

South Africa (continued)

Republic of South Africa: (continued)

8.75%, 2/28/48	ZAR	231,000	$11,891,179

9.00%, 1/31/40	ZAR	334,480	17,929,653

10.50%, 12/21/26	ZAR	1,043,230	71,508,388

			$149,575,221

Thailand — 6.4%

Thailand Government Bond:

1.25%, 3/12/28(1)(6)	THB	1,164,354	$34,904,847

1.585%, 12/17/35	THB	528,144	12,582,230

3.30%, 6/17/38	THB	594,751	16,810,030

3.40%, 6/17/36	THB	205,000	6,033,705

4.875%, 6/22/29	THB	183,489	6,138,590

			$76,469,402

Turkey — 1.0%

Turkey Government Bond:

7.10%, 3/8/23	TRY	70,204	$4,271,837

8.00%, 3/12/25	TRY	76,500	3,781,658

10.70%, 8/17/22	TRY	9,380	624,308

12.40%, 3/8/28	TRY	23,227	1,178,694

16.20%, 6/14/23	TRY	36,761	2,374,273

			$12,230,770

Ukraine — 5.0%

Ukraine Government Bond:

9.79%, 5/26/27(4)	UAH	914,377	$14,415,854

9.99%, 5/22/24(4)	UAH	589,859	9,830,983

10.00%, 8/23/23(4)	UAH	38,483	780,061

11.67%, 11/22/23(4)	UAH	57,092	1,157,270

12.52%, 5/13/26(4)	UAH	166,150	2,619,482

15.84%, 2/26/25(4)	UAH	1,853,842	30,897,367

			$59,701,017

Uzbekistan — 0.3%

Republic of Uzbekistan:

4.75%, 2/20/24(1)	USD	3,100	$3,054,520

14.50%, 11/25/23(1)	UZS	5,020,000	444,081

			$3,498,601

Vietnam — 0.3%

Vietnam Government International Bond, 4.80%, 11/19/24(1)	USD	3,124	$3,206,005

			$3,206,005

17	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Zambia — 2.2%

Zambia Government Bond:

11.00%, 1/25/26	ZMW	160,500	$7,033,937

11.00%, 9/20/26	ZMW	24,080	995,628

11.00%, 12/27/26	ZMW	73,540	2,972,792

12.00%, 3/22/28	ZMW	44,140	1,684,144

12.00%, 5/31/28	ZMW	14,200	535,039

12.00%, 11/1/28	ZMW	21,800	795,337

12.00%, 2/21/29	ZMW	47,550	1,697,346

13.00%, 1/25/31	ZMW	28,470	989,386

13.00%, 6/28/31	ZMW	33,980	1,174,347

13.00%, 9/20/31	ZMW	57,150	1,959,217

13.00%, 12/27/31	ZMW	153,480	5,225,730

14.00%, 12/5/31	ZMW	4,800	173,694

15.00%, 2/16/27	ZMW	25,690	1,195,740

			$26,432,337

Total Sovereign Government Bonds (identified cost $998,576,366)			$817,038,258

Short-Term Investments — 20.7%
Affiliated Fund — 8.0%
Security		Shares	Value

Morgan Stanley Institutional Liquidity Funds -

Government Portfolio, Institutional Class, 0.30%(7)		94,813,813	$94,813,813

Total Affiliated Fund (identified cost $94,813,813)			$94,813,813

Sovereign Government Securities — 8.7%
Security		Principal Amount (000’s omitted)	Value

Brazil — 0.6%

Brazil Letras do Tesouro Nacional, 0.00%, 7/1/22	BRL	32,793	$6,498,705

			$6,498,705

Egypt — 3.2%

Egypt Treasury Bill:

0.00%, 9/6/22	EGP	144,825	$7,532,655

0.00%, 9/20/22	EGP	79,225	4,099,819

0.00%, 9/27/22	EGP	39,625	2,045,349

0.00%, 10/4/22	EGP	373,800	19,239,850

Security		Principal Amount (000’s omitted)	Value

Egypt (continued)

Egypt Treasury Bill: (continued)

0.00%, 12/27/22	EGP	113,475	$5,670,135

			$38,587,808

Israel — 1.1%

Bank of Israel Treasury Bill:

0.00%, 7/6/22	ILS	14,822	$4,440,896

0.00%, 8/3/22	ILS	29,639	8,891,668

			$13,332,564

Uganda — 3.0%

Uganda Treasury Bill:

0.00%, 5/5/22	UGX	16,233,200	$4,576,347

0.00%, 5/19/22	UGX	26,483,100	7,429,161

0.00%, 6/3/22	UGX	14,151,700	3,968,657

0.00%, 6/16/22	UGX	18,037,600	5,046,629

0.00%, 7/7/22	UGX	15,156,200	4,224,860

0.00%, 3/30/23	UGX	22,640,400	5,915,372

0.00%, 4/13/23	UGX	16,824,100	4,386,878

0.00%, 4/27/23	UGX	1,425,700	369,710

			$35,917,614

Uruguay — 0.8%

Uruguay Monetary Regulation Bill:

0.00%, 8/12/22	UYU	90,000	$2,147,061

0.00%, 8/19/22	UYU	124,690	2,969,913

0.00%, 10/14/22	UYU	187,040	4,399,709

			$9,516,683

Total Sovereign Government Securities (identified cost $104,149,330)			$103,853,374

U.S. Treasury Obligations — 4.0%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill:

0.00%, 5/3/22(8)		$10,000	$9,999,976

0.00%, 5/10/22(8)		21,700	21,699,482

18	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill: (continued)

0.00%, 5/24/22(8)	$15,950	$15,947,246

Total U.S. Treasury Obligations (identified cost $47,645,554)		$47,646,704

Total Short-Term Investments (identified cost $246,608,697)		$246,313,891

Total Investments — 94.9% (identified cost $1,320,576,704)		$1,128,180,714

Other Assets, Less Liabilities — 5.1%		$60,674,620

Net Assets — 100.0%		$1,188,855,334

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of these securities is $153,201,704 or 12.9% of the Portfolio’s net assets.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $10,665,943 or 0.9% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(5)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(6)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

INR	303,600,000	USD	3,962,583	5/2/22	$9,030

INR	226,800,000	USD	2,960,190	5/2/22	6,746

INR	530,400,000	USD	6,988,050	5/2/22	(49,502)

USD	2,995,443	INR	226,800,000	5/2/22	28,508

USD	3,968,327	INR	303,600,000	5/2/22	(3,286)

USD	6,922,773	INR	530,400,000	5/2/22	(15,776)

BRL	79,293,169	USD	14,376,875	5/3/22	1,661,549

BRL	6,940,000	USD	1,249,775	5/3/22	153,961

BRL	6,200,000	USD	1,111,282	5/3/22	142,776

BRL	6,200,000	USD	1,111,906	5/3/22	142,152

BRL	3,900,000	USD	700,451	5/3/22	88,392

BRL	800,000	USD	162,631	5/3/22	(817)

BRL	3,300,000	USD	670,854	5/3/22	(3,372)

19	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

BRL	6,500,000	USD	1,321,380	5/3/22	$(6,642)

BRL	6,540,000	USD	1,329,511	5/3/22	(6,683)

BRL	9,400,000	USD	1,910,919	5/3/22	(9,605)

BRL	24,600,000	USD	5,000,915	5/3/22	(25,136)

BRL	24,793,169	USD	5,040,184	5/3/22	(25,334)

BRL	35,500,000	USD	7,216,767	5/3/22	(36,274)

BRL	8,900,000	USD	1,866,485	5/3/22	(66,305)

PHP	110,974,000	USD	2,118,876	5/3/22	6,859

PHP	110,974,000	USD	2,149,201	5/3/22	(23,466)

USD	16,119,446	BRL	79,293,169	5/3/22	81,022

USD	1,809,274	BRL	8,900,000	5/3/22	9,094

USD	676,536	BRL	3,300,000	5/3/22	9,053

USD	1,410,827	BRL	6,940,000	5/3/22	7,091

USD	1,260,393	BRL	6,200,000	5/3/22	6,335

USD	1,260,393	BRL	6,200,000	5/3/22	6,335

USD	792,828	BRL	3,900,000	5/3/22	3,985

USD	164,009	BRL	800,000	5/3/22	2,195

USD	1,312,463	BRL	6,540,000	5/3/22	(10,365)

USD	1,883,767	BRL	9,400,000	5/3/22	(17,546)

USD	1,294,924	BRL	6,500,000	5/3/22	(19,814)

USD	4,975,555	BRL	24,793,169	5/3/22	(39,296)

USD	7,114,228	BRL	35,500,000	5/3/22	(66,265)

USD	4,900,789	BRL	24,600,000	5/3/22	(74,990)

USD	2,122,239	PHP	110,974,000	5/3/22	(3,496)

USD	2,118,876	PHP	110,974,000	5/3/22	(6,859)

RUB	588,986,370	USD	7,518,494	5/6/22	724,519

RUB	571,675,593	USD	7,306,921	5/6/22	693,823

RUB	337,549,361	USD	4,328,957	5/6/22	395,132

RUB	321,048,829	USD	4,143,378	5/6/22	349,782

USD	8,651,155	RUB	715,883,089	5/6/22	(1,367,809)

USD	9,962,773	RUB	1,103,377,064	5/6/22	(5,479,267)

RUB	1,789,906,109	USD	23,112,676	5/11/22	1,758,590

RUB	745,019,643	USD	9,490,962	5/11/22	861,302

RUB	638,588,264	USD	8,140,229	5/11/22	733,140

USD	6,352,941	RUB	675,000,000	5/11/22	(3,026,380)

USD	11,041,525	RUB	1,150,526,948	5/11/22	(4,945,381)

USD	12,349,859	RUB	1,347,987,068	5/11/22	(6,380,814)

RUB	1,521,942,000	USD	19,810,118	5/17/22	1,157,991

USD	13,649,704	RUB	1,521,942,000	5/17/22	(7,318,405)

MXN	922,541,272	USD	44,681,613	5/23/22	351,365

MXN	196,172,521	USD	9,501,260	5/23/22	74,715

RUB	715,883,089	USD	8,573,450	5/23/22	1,206,309

USD	6,817,934	RUB	715,883,089	5/23/22	(2,961,825)

USD	19,353,984	ZAR	296,164,336	5/25/22	643,225

20	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	7,929,970	ZAR	121,348,369	5/25/22	$263,550

ZAR	153,831,000	USD	10,052,671	5/25/22	(334,098)

PEN	3,100,000	USD	821,845	5/27/22	(16,466)

PEN	11,600,000	USD	3,080,600	5/27/22	(66,922)

USD	2,253,446	PEN	8,500,000	5/27/22	45,148

MXN	1,426,743,577	USD	69,272,848	6/1/22	254,561

USD	7,482,490	MXN	152,234,991	6/1/22	63,844

USD	5,973,944	MXN	123,039,345	6/1/22	(21,953)

USD	23,263,618	MXN	479,137,475	6/1/22	(85,488)

BRL	129,740,000	USD	24,583,628	6/2/22	1,404,534

BRL	114,870,000	USD	22,348,249	6/2/22	661,310

BRL	4,100,000	USD	832,658	6/2/22	(11,389)

BRL	75,500,000	USD	15,582,111	6/2/22	(458,739)

USD	10,079,591	BRL	53,195,000	6/2/22	(575,876)

INR	303,600,000	USD	3,952,574	6/7/22	(1,947)

USD	3,976,570	INR	303,600,000	6/7/22	25,943

PEN	8,860,000	USD	2,354,317	6/9/22	(56,111)

PEN	12,650,000	USD	3,361,412	6/9/22	(80,113)

PEN	51,926,750	USD	13,798,196	6/9/22	(328,855)

USD	17,545,032	PEN	66,027,218	6/9/22	418,154

USD	10,572,088	ZAR	163,132,598	6/9/22	282,486

USD	5,954,444	ZAR	91,880,049	6/9/22	159,102

USD	5,881,460	ZAR	90,753,862	6/9/22	157,152

ZAR	46,150,000	USD	2,990,830	6/9/22	(79,915)

COP	18,483,495,727	USD	4,870,705	6/14/22	(233,537)

CLP	1,985,897,000	USD	2,404,379	6/15/22	(95,650)

CLP	1,888,113,000	USD	2,301,454	6/15/22	(106,405)

CLP	13,399,400,000	USD	16,366,479	6/15/22	(788,838)

CLP	13,755,498,480	USD	16,882,055	6/15/22	(890,427)

COP	19,133,400,000	USD	4,946,754	6/15/22	(147,243)

COP	13,388,000,000	USD	3,531,764	6/15/22	(173,456)

COP	130,317,582,465	USD	33,404,058	6/15/22	(714,591)

EUR	875,898	USD	957,580	6/15/22	(31,732)

EUR	3,248,650	USD	3,591,509	6/15/22	(157,598)

EUR	12,118,027	USD	13,248,094	6/15/22	(439,012)

EUR	10,518,605	USD	11,628,727	6/15/22	(510,278)

EUR	231,552,818	USD	255,990,648	6/15/22	(11,233,073)

KRW	7,099,600,000	USD	5,798,953	6/15/22	(178,651)

KRW	11,591,400,000	USD	9,394,878	6/15/22	(218,704)

MXN	263,509,531	USD	13,087,918	6/15/22	(280,841)

PEN	500,000	USD	134,019	6/15/22	(4,413)

PEN	950,468	USD	253,919	6/15/22	(7,547)

PEN	2,200,000	USD	586,964	6/15/22	(16,700)

PEN	9,900,000	USD	2,613,378	6/15/22	(47,191)

21	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

PEN	7,350,000	USD	1,956,973	6/15/22	$(51,773)

USD	1,229,107	CLP	967,000,000	6/15/22	104,909

USD	4,441,275	COP	17,050,054,503	6/15/22	164,360

USD	4,686,447	COP	18,283,000,000	6/15/22	100,254

USD	643,878	COP	2,470,800,000	6/15/22	24,092

USD	53,407,508	EUR	48,309,026	6/15/22	2,343,564

USD	39,088,361	EUR	35,356,839	6/15/22	1,715,228

USD	16,583,083	EUR	15,000,000	6/15/22	727,679

USD	6,084,849	EUR	5,503,967	6/15/22	267,008

USD	5,697,508	EUR	5,153,602	6/15/22	250,011

USD	4,190,505	EUR	3,790,464	6/15/22	183,883

USD	1,269,537	EUR	1,148,342	6/15/22	55,708

USD	777,609	EUR	703,376	6/15/22	34,122

USD	8,081,217	KRW	9,982,000,000	6/15/22	179,103

USD	6,692,875	KRW	8,269,000,000	6/15/22	146,834

USD	4,699,800	MXN	94,624,830	6/15/22	100,849

USD	2,481,300	MXN	49,957,994	6/15/22	53,244

USD	9,792,443	PEN	36,800,000	6/15/22	253,482

USD	23,754,967	ZAR	351,181,552	6/15/22	1,618,564

USD	27,501,389	ZAR	418,901,155	6/15/22	1,096,343

USD	13,904,297	ZAR	205,554,182	6/15/22	947,380

USD	9,076,052	ZAR	133,436,110	6/15/22	665,030

USD	9,064,793	ZAR	134,009,372	6/15/22	617,637

USD	10,146,975	ZAR	154,558,729	6/15/22	404,509

USD	1,296,918	ZAR	19,067,288	6/15/22	95,029

USD	752,062	ZAR	11,056,814	6/15/22	55,106

USD	617,403	ZAR	9,404,277	6/15/22	24,613

ZAR	107,975,000	USD	6,867,110	6/15/22	(61,006)

ZAR	38,500,000	USD	2,606,900	6/15/22	(180,088)

ZAR	59,050,000	USD	4,016,460	6/15/22	(294,298)

ZAR	241,874,652	USD	15,879,376	6/15/22	(633,032)

ZAR	260,967,322	USD	17,652,607	6/15/22	(1,202,774)

ZAR	346,775,000	USD	23,456,895	6/15/22	(1,598,254)

IDR	14,000,000,000	USD	973,304	6/21/22	(14,822)

IDR	21,323,611,776	USD	1,487,604	6/21/22	(27,726)

IDR	21,324,000,000	USD	1,488,337	6/21/22	(28,433)

IDR	24,344,310,000	USD	1,698,338	6/21/22	(31,654)

IDR	24,345,000,000	USD	1,699,192	6/21/22	(32,461)

IDR	40,940,500,000	USD	2,855,205	6/21/22	(52,297)

IDR	46,740,500,000	USD	3,259,699	6/21/22	(59,706)

IDR	1,403,922,867,509	USD	97,400,909	6/21/22	(1,284,175)

USD	20,039,382	IDR	288,844,814,013	6/21/22	264,208

USD	16,997,531	IDR	245,000,000,000	6/21/22	224,103

USD	14,364,965	IDR	207,054,572,838	6/21/22	189,394

22	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	7,299,720	IDR	104,669,955,778	6/21/22	$133,704

USD	19,182,122	ZAR	291,769,671	6/22/22	804,632

USD	7,859,553	ZAR	119,547,729	6/22/22	329,684

ZAR	678,803,585	USD	44,627,303	6/22/22	(1,871,980)

USD	6,773,878	ZAR	103,738,553	6/24/22	241,186

USD	958,014	ZAR	14,193,000	6/24/22	64,243

BRL	44,900,000	USD	8,830,065	7/5/22	80,433

BRL	10,100,000	USD	2,144,624	7/5/22	(140,258)

BRL	74,580,000	USD	15,209,854	7/5/22	(409,299)

BRL	75,800,000	USD	15,559,889	7/5/22	(517,222)

USD	5,907,584	BRL	32,793,000	7/5/22	(600,255)

BRL	31,100,000	USD	6,029,118	8/2/22	90,387

BRL	31,333,169	USD	6,119,406	8/2/22	45,980

USD	5,745,708	IDR	82,968,020,692	8/22/22	97,799

USD	5,740,540	IDR	82,968,020,692	8/22/22	92,631

					$(29,538,297)

Forward Foreign Currency Exchange Contracts (OTC)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CZK	352,299,465	EUR	14,363,741	BNP Paribas	5/2/22	$—	$(50,804)

CZK	379,700,535	EUR	15,492,922	BNP Paribas	5/2/22	—	(67,418)

EUR	14,384,854	CZK	352,299,465	Deutsche Bank AG	5/2/22	73,079	—

EUR	15,508,109	CZK	379,700,535	Societe Generale	5/2/22	83,439	—

EUR	10,524,368	PLN	49,314,600	Bank of America, N.A.	5/5/22	—	(22,108)

EUR	10,517,952	PLN	49,313,985	Bank of America, N.A.	5/5/22	—	(28,739)

EUR	8,494,967	PLN	39,539,823	Citibank, N.A.	5/5/22	42,054	—

EUR	5,294,024	PLN	25,061,645	Citibank, N.A.	5/5/22	—	(68,684)

EUR	8,364,676	PLN	39,539,824	Citibank, N.A.	5/5/22	—	(95,407)

EUR	2,517,375	PLN	11,700,000	HSBC Bank USA, N.A.	5/5/22	16,325	—

EUR	4,950,168	PLN	23,214,324	Standard Chartered Bank	5/5/22	—	(14,697)

EUR	3,948,785	PLN	18,627,211	Standard Chartered Bank	5/5/22	—	(36,309)

EUR	12,537,275	PLN	59,309,735	UBS AG	5/5/22	—	(153,386)

PLN	13,575,561	EUR	2,912,089	BNP Paribas	5/5/22	—	(9,623)

PLN	4,768,237	EUR	1,045,721	BNP Paribas	5/5/22	—	(27,527)

PLN	115,700,000	EUR	24,789,732	BNP Paribas	5/5/22	—	(51,384)

PLN	10,500,195	EUR	2,267,340	Citibank, N.A.	5/5/22	—	(23,212)

PLN	7,595,395	EUR	1,626,670	Goldman Sachs International	5/5/22	—	(2,625)

PLN	9,614,527	EUR	2,061,823	Goldman Sachs International	5/5/22	—	(6,197)

PLN	46,537,856	EUR	9,975,967	Goldman Sachs International	5/5/22	—	(25,760)

PLN	50,632,370	EUR	10,865,225	Goldman Sachs International	5/5/22	—	(40,210)

PLN	9,000,000	EUR	1,932,049	HSBC Bank USA, N.A.	5/5/22	—	(7,922)

PLN	4,500,000	EUR	929,542	Standard Chartered Bank	5/5/22	34,529	—

23	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

PLN	400,000	EUR	86,740	Standard Chartered Bank	5/5/22	$—	$(1,271)

PLN	300,000	EUR	65,430	Standard Chartered Bank	5/5/22	—	(1,349)

PLN	500,000	EUR	108,978	Standard Chartered Bank	5/5/22	—	(2,173)

PLN	2,400,000	EUR	522,739	Standard Chartered Bank	5/5/22	—	(10,053)

PLN	1,900,000	EUR	407,268	UBS AG	5/5/22	—	(1,030)

PLN	10,500,194	EUR	2,249,216	UBS AG	5/5/22	—	(4,092)

PLN	12,998,628	EUR	2,784,300	UBS AG	5/5/22	—	(4,961)

PLN	6,466,422	EUR	1,391,727	UBS AG	5/5/22	—	(9,455)

PLN	7,731,762	EUR	1,695,830	UBS AG	5/5/22	—	(44,825)

EUR	5,750,000	USD	6,241,263	UBS AG	5/6/22	—	(174,597)

MXN	37,500,000	USD	1,868,982	HSBC Bank USA, N.A.	5/6/22	—	(32,462)

USD	841,262	MXN	16,821,676	BNP Paribas	5/6/22	17,440	—

USD	815,273	MXN	16,302,000	BNP Paribas	5/6/22	16,901	—

USD	1,878,674	MXN	37,500,000	Citibank, N.A.	5/6/22	42,154	—

USD	757,625	MXN	15,150,000	Goldman Sachs International	5/6/22	15,671	—

USD	734,621	MXN	14,690,000	Goldman Sachs International	5/6/22	15,195	—

USD	601,753	MXN	12,100,000	Goldman Sachs International	5/6/22	9,169	—

USD	788,697	MXN	15,780,000	JPMorgan Chase Bank, N.A.	5/6/22	15,890	—

USD	764,706	MXN	15,300,000	JPMorgan Chase Bank, N.A.	5/6/22	15,406	—

USD	6,075,867	MXN	122,044,182	Standard Chartered Bank	5/6/22	98,893	—

UZS	25,023,292,000	USD	2,190,222	ICBC Standard Bank plc	5/6/22	45,913	—

THB	280,579,000	USD	8,156,707	Standard Chartered Bank	5/9/22	35,586	—

THB	260,528,000	USD	7,580,195	Standard Chartered Bank	5/9/22	26,652	—

THB	193,101,000	USD	5,613,635	Standard Chartered Bank	5/9/22	24,491	—

THB	179,301,000	USD	5,216,854	Standard Chartered Bank	5/9/22	18,343	—

THB	75,111,400	USD	2,230,725	Standard Chartered Bank	5/9/22	—	(37,636)

THB	68,900,000	USD	2,143,032	Standard Chartered Bank	5/9/22	—	(131,303)

THB	4,123,090,358	USD	122,995,816	Standard Chartered Bank	5/9/22	—	(2,610,603)

USD	17,130,060	THB	563,065,076	Standard Chartered Bank	5/9/22	689,792	—

USD	29,361,128	THB	984,249,599	Standard Chartered Bank	5/9/22	623,194	—

USD	6,806,714	THB	224,010,740	Standard Chartered Bank	5/9/22	266,090	—

USD	6,122,556	THB	201,494,924	Standard Chartered Bank	5/9/22	239,345	—

USD	8,730,772	THB	292,674,676	Standard Chartered Bank	5/9/22	185,312	—

USD	6,489,124	THB	217,978,108	Standard Chartered Bank	5/9/22	124,640	—

USD	4,370,123	THB	146,549,000	Standard Chartered Bank	5/9/22	91,212	—

USD	2,569,276	THB	86,004,710	Standard Chartered Bank	5/9/22	58,127	—

USD	1,299,505	THB	43,578,000	Standard Chartered Bank	5/9/22	27,123	—

USD	22,902,039	THB	787,145,699	Standard Chartered Bank	5/9/22	—	(80,893)

USD	24,643,872	THB	847,727,377	Standard Chartered Bank	5/9/22	—	(107,912)

USD	3,421,942	TRY	51,602,949	Standard Chartered Bank	5/9/22	—	(46,305)

EUR	1,000,395	RON	5,000,000	Citibank, N.A.	5/10/22	—	(9,504)

EUR	8,330,329	RON	41,639,983	Standard Chartered Bank	5/10/22	—	(80,155)

CZK	116,264,373	EUR	4,715,961	Citibank, N.A.	5/11/22	2,983	—

CZK	91,216,361	EUR	3,705,932	Citibank, N.A.	5/11/22	—	(3,968)

HUF	3,312,400,000	EUR	9,282,331	Standard Chartered Bank	5/11/22	—	(566,439)

24	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

KES	127,500,000	USD	1,126,524	Standard Chartered Bank	5/11/22	$—	$(26,711)

USD	1,091,610	KES	127,500,000	Standard Chartered Bank	5/11/22	—	(8,204)

USD	24,326,931	ZAR	374,219,798	Bank of America, N.A.	5/13/22	654,348	—

ZAR	399,651,835	USD	25,980,193	Bank of America, N.A.	5/13/22	—	(698,817)

HUF	284,400,000	EUR	795,672	Standard Chartered Bank	5/16/22	—	(47,992)

USD	7,913,408	TRY	118,385,536	Standard Chartered Bank	5/16/22	—	(5,641)

CZK	109,459,633	EUR	4,445,995	Citibank, N.A.	5/18/22	—	(8,883)

CZK	109,459,633	EUR	4,434,949	UBS AG	5/18/22	2,777	—

KES	139,764,000	USD	1,228,694	ICBC Standard Bank plc	5/18/22	—	(24,821)

USD	4,562,259	CNH	29,000,000	Standard Chartered Bank	5/18/22	201,338	—

USD	29,494,389	CNH	188,040,000	UBS AG	5/18/22	1,217,576	—

USD	1,181,437	KES	139,764,000	Standard Chartered Bank	5/18/22	—	(22,437)

KES	249,600,000	USD	2,187,555	Standard Chartered Bank	5/20/22	—	(38,476)

USD	2,131,694	KES	249,600,000	Standard Chartered Bank	5/20/22	—	(17,385)

CZK	228,000,000	EUR	9,238,250	Goldman Sachs International	5/23/22	—	(2,552)

HUF	1,533,857,695	EUR	4,249,819	Bank of America, N.A.	5/23/22	—	(220,542)

HUF	1,214,300,279	EUR	3,363,282	Goldman Sachs International	5/23/22	—	(173,384)

HUF	1,533,857,695	EUR	4,249,710	UBS AG	5/23/22	—	(220,428)

MYR	13,000,000	USD	3,086,786	Barclays Bank PLC	5/24/22	—	(91,396)

MYR	76,077,799	USD	18,128,437	Barclays Bank PLC	5/24/22	—	(598,998)

MYR	271,600,000	USD	64,725,228	Barclays Bank PLC	5/24/22	—	(2,144,611)

MYR	8,000,000	USD	1,901,141	Goldman Sachs International	5/24/22	—	(57,824)

MYR	12,000,000	USD	2,849,003	Goldman Sachs International	5/24/22	—	(84,027)

MYR	16,070,000	USD	3,794,569	Goldman Sachs International	5/24/22	—	(91,806)

USD	10,634,990	MYR	44,626,547	Barclays Bank PLC	5/24/22	352,381	—

USD	4,963,952	MYR	21,000,000	Barclays Bank PLC	5/24/22	125,245	—

USD	35,293,573	MYR	152,500,000	Credit Agricole Corporate and Investment Bank	5/24/22	155,340	—

USD	4,610,251	MYR	19,524,414	Goldman Sachs International	5/24/22	111,540	—

KRW	2,660,000,000	USD	2,152,796	Standard Chartered Bank	5/25/22	—	(47,262)

EUR	5,400,972	HUF	2,043,246,601	BNP Paribas	6/1/22	28,360	—

EUR	5,050,201	HUF	1,911,252,515	BNP Paribas	6/1/22	24,555	—

EUR	4,605,772	HUF	1,763,149,775	UBS AG	6/1/22	—	(33,423)

EUR	5,722,810	HUF	2,191,349,343	UBS AG	6/1/22	—	(43,147)

HUF	3,954,499,116	EUR	10,610,978	BNP Paribas	6/1/22	—	(221,706)

HUF	3,954,499,118	EUR	10,678,908	UBS AG	6/1/22	—	(293,458)

HUF	1,142,280,000	EUR	3,034,879	Citibank, N.A.	6/2/22	—	(32,760)

KES	253,848,000	USD	2,217,982	Standard Chartered Bank	6/6/22	—	(39,910)

USD	2,152,166	KES	253,848,000	Standard Chartered Bank	6/6/22	—	(25,905)

CZK	9,000,000	EUR	346,601	Citibank, N.A.	6/7/22	18,052	—

CZK	93,700,000	EUR	3,574,385	Standard Chartered Bank	6/7/22	223,998	—

CZK	62,363,000	EUR	2,402,125	Standard Chartered Bank	6/7/22	124,619	—

CZK	8,400,000	EUR	323,086	Standard Chartered Bank	6/7/22	17,281	—

MYR	216,441,230	USD	51,440,543	Barclays Bank PLC	6/7/22	—	(1,598,577)

MYR	9,200,000	USD	2,141,228	Goldman Sachs International	6/7/22	—	(22,657)

USD	20,105,046	MYR	84,593,993	Barclays Bank PLC	6/7/22	624,789	—

25	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	578,451	PLN	2,800,000	Standard Chartered Bank	6/8/22	$—	$(17,763)

KES	125,680,000	USD	1,099,563	Goldman Sachs International	6/8/22	—	(21,857)

KES	253,630,000	USD	2,218,015	Standard Chartered Bank	6/8/22	—	(43,138)

USD	1,065,265	KES	125,680,000	Goldman Sachs International	6/8/22	—	(12,441)

USD	2,153,056	KES	253,630,000	Standard Chartered Bank	6/8/22	—	(21,821)

EUR	5,580,216	RON	28,214,000	Bank of America, N.A.	6/10/22	—	(87,034)

EUR	5,199,261	RON	25,939,381	JPMorgan Chase Bank, N.A.	6/10/22	—	(7,183)

EUR	5,199,229	RON	25,939,380	JPMorgan Chase Bank, N.A.	6/10/22	—	(7,217)

EUR	6,668,125	RON	33,267,256	JPMorgan Chase Bank, N.A.	6/10/22	—	(9,135)

HUF	2,300,297,562	EUR	5,993,936	Citibank, N.A.	6/10/22	48,756	—

HUF	892,693,000	EUR	2,371,786	Standard Chartered Bank	6/10/22	—	(29,347)

HUF	2,506,002,438	EUR	6,512,106	UBS AG	6/10/22	71,967	—

KES	140,000,000	USD	1,217,391	Bank of America, N.A.	6/10/22	—	(17,621)

USD	1,170,569	KES	140,000,000	Bank of America, N.A.	6/10/22	—	(29,202)

CZK	62,000,000	EUR	2,510,624	Citibank, N.A.	6/14/22	—	(8,540)

CZK	48,848,581	EUR	1,985,707	Citibank, N.A.	6/14/22	—	(14,799)

CZK	64,537,117	EUR	2,621,999	Citibank, N.A.	6/14/22	—	(18,019)

CZK	81,414,302	EUR	3,305,677	Goldman Sachs International	6/14/22	—	(20,613)

CZK	84,428,460	EUR	3,431,166	Goldman Sachs International	6/14/22	—	(24,657)

CZK	92,271,540	EUR	3,749,548	Goldman Sachs International	6/14/22	—	(26,567)

CZK	335,038,000	EUR	13,558,226	Goldman Sachs International	6/14/22	—	(36,868)

CZK	340,600,000	EUR	13,275,174	Standard Chartered Bank	6/14/22	499,601	—

CZK	64,100,000	EUR	2,491,343	Standard Chartered Bank	6/14/22	101,431	—

CZK	64,100,000	EUR	2,499,791	Standard Chartered Bank	6/14/22	92,502	—

EUR	8,259,694	CZK	204,011,295	Goldman Sachs International	6/14/22	26,488	—

EUR	8,161,883	CZK	201,688,705	Goldman Sachs International	6/14/22	22,194	—

EUR	5,117,783	CZK	131,308,627	Standard Chartered Bank	6/14/22	—	(192,694)

THB	847,727,377	USD	24,641,554	Standard Chartered Bank	6/15/22	124,259	—

THB	787,145,699	USD	22,899,956	Standard Chartered Bank	6/15/22	96,002	—

USD	5,216,296	THB	179,301,000	Standard Chartered Bank	6/15/22	—	(21,868)

USD	5,613,018	THB	193,101,000	Standard Chartered Bank	6/15/22	—	(28,305)

USD	7,579,384	THB	260,528,000	Standard Chartered Bank	6/15/22	—	(31,774)

USD	8,155,809	THB	280,579,000	Standard Chartered Bank	6/15/22	—	(41,127)

USD	3,657,551	TRY	55,247,743	Standard Chartered Bank	6/15/22	48,301	—

USD	1,625,739	TRY	24,760,000	Standard Chartered Bank	6/15/22	8,206	—

USD	1,453,266	TRY	22,130,222	Standard Chartered Bank	6/15/22	7,533	—

USD	925,393	TRY	14,140,000	Standard Chartered Bank	6/15/22	1,648	—

USD	1,755,188	TRY	27,336,366	Standard Chartered Bank	6/15/22	—	(30,654)

USD	3,510,377	TRY	54,694,567	Standard Chartered Bank	6/15/22	—	(62,735)

CZK	633,659,412	EUR	25,125,932	Citibank, N.A.	6/17/22	463,390	—

CZK	46,250,000	EUR	1,881,308	UBS AG	6/17/22	—	(16,284)

CZK	367,837,910	EUR	14,877,328	UBS AG	6/17/22	—	(39,456)

EUR	15,382,200	CZK	379,700,535	BNP Paribas	6/17/22	67,246	—

EUR	14,260,630	CZK	352,299,465	BNP Paribas	6/17/22	50,222	—

PLN	49,313,985	EUR	10,439,020	Bank of America, N.A.	6/17/22	28,410	—

26	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

PLN	49,314,600	EUR	10,445,273	Bank of America, N.A.	6/17/22	$21,938	$—

PLN	80,013,845	EUR	16,686,975	BNP Paribas	6/17/22	311,164	—

PLN	70,418,908	EUR	14,721,576	BNP Paribas	6/17/22	236,178	—

UZS	133,770,000,000	USD	9,994,023	JPMorgan Chase Bank, N.A.	6/20/22	1,720,996	—

CNH	569,978,617	USD	88,910,442	Citibank, N.A.	6/23/22	—	(3,391,074)

CNH	72,014,234	USD	11,169,344	Standard Chartered Bank	6/23/22	—	(364,357)

USD	64,721,392	CNH	414,909,750	Citibank, N.A.	6/23/22	2,468,495	—

USD	32,166,858	CNH	206,212,235	Citibank, N.A.	6/23/22	1,226,855	—

USD	7,678,380	CNH	49,506,280	Standard Chartered Bank	6/23/22	250,477	—

USD	2,667,705	CNH	17,200,000	Standard Chartered Bank	6/23/22	87,024	—

USD	63,726,478	CNH	408,748,000	BNP Paribas	6/27/22	2,410,770	—

CZK	89,440,000	EUR	3,600,172	Citibank, N.A.	6/30/22	576	—

CZK	89,440,000	EUR	3,601,030	Citibank, N.A.	6/30/22	—	(332)

MYR	13,640,000	USD	3,227,638	Barclays Bank PLC	7/5/22	—	(90,428)

USD	4,668,878	ILS	14,820,234	Barclays Bank PLC	7/6/22	215,587	—

KZT	550,040,237	USD	1,168,434	Citibank, N.A.	7/29/22	25,422	—

KZT	391,425,341	USD	834,596	Citibank, N.A.	7/29/22	14,988	—

KZT	387,252,363	USD	834,596	Citibank, N.A.	7/29/22	5,931	—

USD	23,515,844	ILS	74,656,927	JPMorgan Chase Bank, N.A.	8/1/22	1,050,815	—

KZT	387,252,363	USD	834,596	Citibank, N.A.	8/3/22	4,324	—

KZT	315,486,400	USD	687,334	JPMorgan Chase Bank, N.A.	8/3/22	—	(3,884)

USD	9,371,887	ILS	29,640,467	JPMorgan Chase Bank, N.A.	8/3/22	451,803	—

						$19,098,646	$(16,405,532)

Non-Deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

5/5/22	COP	14,598,340	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	$3,688,312	$(86,915)

5/5/22	COP	34,000,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	8,590,197	(349,277)

5/19/22	COP	43,166,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	10,906,038	(36,546)

5/25/22	COP	22,900,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	5,785,750	(90,634)

5/25/22	COP	67,000,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	16,927,741	(365,995)

5/25/22	COP	24,000,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	6,063,669	(40,117)

5/25/22	COP	73,500,000	Republic of Colombia, 10.00%, 7/24/24	Bank of America, N.A.	18,569,985	(5,218)

5/26/22	COP	28,680,000	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	7,246,084	(55,179)

27	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts* (continued)

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

5/26/22	COP	25,537,800	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$6,452,198	$11,749

5/27/22	COP	48,000,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	12,127,337	109,534

5/30/22	COP	27,573,800	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	6,966,599	87,291

6/1/22	COP	18,000,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	4,547,751	16,639

6/16/22	COP	28,233,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,133,300	(78,160)

6/28/22	COP	41,360,600	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	10,449,874	21

						$(882,807)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

Euro-Bobl	(23)	Short	6/8/22	$(3,085,877)	$156,987

Euro-Bund	(15)	Short	6/8/22	(2,430,447)	221,698

U.S. 5-Year Treasury Note	(31)	Short	6/30/22	(3,492,828)	70,531

U.S. 10-Year Treasury Note	(199)	Short	6/21/22	(23,712,094)	1,411,656

					$1,860,872

Interest Rate Swaps (Centrally Cleared)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	63,539	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.12% (pays upon termination)	1/2/23	$(901,122)	$—	$(901,122)

BRL	109,032	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.70% (pays upon termination)	1/2/23	(1,160,602)	—	(1,160,602)

BRL	175,133	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.71% (pays upon termination)	1/2/23	2,246,730	—	2,246,730

BRL	62,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.84% (pays upon termination)	1/2/23	(611,256)	—	(611,256)

28	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	40,336	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.84% (pays upon termination)	1/2/23	$(135,167)	$—	$(135,167)

BRL	30,974	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.96% (pays upon termination)	1/2/23	(69,553)	—	(69,553)

BRL	76,081	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.55% (pays upon termination)	1/2/23	160,852	—	160,852

BRL	35,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.13% (pays upon termination)	1/2/23	546,863	—	546,863

BRL	31,500	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.41% (pays upon termination)	1/2/25	(995,183)	—	(995,183)

BRL	69,990	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.76% (pays upon termination)	1/2/25	(2,197,612)	—	(2,197,612)

BRL	67,422	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.09% (pays upon termination)	1/2/25	(1,981,020)	—	(1,981,020)

BRL	70,160	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.27% (pays upon termination)	1/2/25	(1,545,245)	—	(1,545,245)

BRL	72,000	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.36% (pays upon termination)	1/2/25	2,030,249	—	2,030,249

BRL	11,269	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.57% (pays upon termination)	1/2/25	71,585	—	71,585

BRL	47,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.58% (pays upon termination)	1/2/25	1,408,329	—	1,408,329

BRL	5,239	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.90% (pays upon termination)	1/2/25	190,272	—	190,272

BRL	11,050	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.51% (pays upon termination)	1/4/27	20,892	—	20,892

CLP	5,000,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.68% (pays semi-annually)	2/11/24	(444,859)	—	(444,859)

CLP	1,140,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.49% (pays semi-annually)	4/26/24	(107,129)	—	(107,129)

CLP	2,650,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.38% (pays semi-annually)	6/17/25	(553,979)	—	(553,979)

CLP	3,700,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.33% (pays semi-annually)	9/11/25	(783,174)	—	(783,174)

29	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CLP	5,200,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	12/23/25	$(1,173,756)	$—	$(1,173,756)

CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.59% (pays semi-annually)	1/27/26	(555,314)	—	(555,314)

CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.92% (pays semi-annually)	2/23/26	(519,774)	—	(519,774)

CLP	584,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(104,592)	—	(104,592)

CLP	4,898,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(876,020)	—	(876,020)

CLP	2,150,370	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.84% (pays semi-annually)	6/15/27	(22,708)	—	(22,708)

CLP	794,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.02% (pays semi-annually)	3/18/29	(128,360)	—	(128,360)

CLP	3,362,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.08% (pays semi-annually)	7/1/31	(635,525)	—	(635,525)

CLP	1,759,504	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.18% (pays semi-annually)	7/2/31	(317,518)	—	(317,518)

CLP	4,871,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.22% (pays semi-annually)	7/12/31	(864,306)	—	(864,306)

CLP	710,770	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.48% (pays semi-annually)	3/29/32	10,900	—	10,900

CLP	466,400	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	(4,272)	—	(4,272)

CLP	1,432,670	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	5,867	—	5,867

CLP	1,079,070	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.51% (pays semi-annually)	4/14/32	19,420	—	19,420

CLP	274,770	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.40% (pays semi-annually)	4/20/32	2,399	—	2,399

CLP	1,398,810	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.38% (pays semi-annually)	4/22/32	9,814	—	9,814

CNY	80,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.79% (pays quarterly)	12/21/25	166,620	—	166,620

CNY	20,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.75% (pays quarterly)	6/4/26	38,125	—	38,125

30	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	6,031,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	$237,057	$—	$237,057

COP	6,031,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	230,568	—	230,568

COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	450,150	—	450,150

COP	11,354,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	418,765	—	418,765

COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	443,161	—	443,161

COP	15,464,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	563,628	—	563,628

COP	12,992,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	467,620	—	467,620

COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	430,183	—	430,183

COP	10,648,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.25% (pays quarterly)	11/26/25	375,320	—	375,320

COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	422,197	—	422,197

COP	6,488,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	223,672	—	223,672

COP	20,568,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.53% (pays quarterly)	11/26/25	677,479	—	677,479

COP	12,079,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.55% (pays quarterly)	11/26/25	396,269	—	396,269

COP	5,979,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	186,996	—	186,996

COP	25,137,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	775,758	—	775,758

COP	20,568,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(481,557)	—	(481,557)

COP	25,708,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	952,622	—	952,622

COP	41,744,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	1,546,111	—	1,546,111

31	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	17,723,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	$630,067	$—	$630,067

COP	53,708,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.15% (pays quarterly)	4/19/26	2,116,744	—	2,116,744

COP	10,664,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.36% (pays quarterly)	6/15/27	47,039	—	47,039

COP	7,441,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	338,690	—	338,690

COP	5,315,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	241,277	—	241,277

CZK	222,852	Receives	6-month CZK PRIBOR (pays semi-annually)	5.43% (pays annually)	3/25/24	44,466	—	44,466

CZK	222,852	Receives	6-month CZK PRIBOR (pays semi-annually)	5.36% (pays annually)	3/25/24	56,231	—	56,231

CZK	250,061	Receives	6-month CZK PRIBOR (pays semi-annually)	5.60% (pays annually)	3/28/24	16,004	—	16,004

CZK	355,707	Receives	6-month CZK PRIBOR (pays semi-annually)	5.56% (pays annually)	3/30/24	39,492	—	39,492

CZK	436,040	Receives	6-month CZK PRIBOR (pays semi-annually)	5.54% (pays annually)	3/30/24	56,461	—	56,461

CZK	436,040	Receives	6-month CZK PRIBOR (pays semi-annually)	5.60% (pays annually)	3/30/24	34,257	—	34,257

CZK	200,800	Pays	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/6/25	(938,423)	—	(938,423)

CZK	258,400	Receives	6-month CZK PRIBOR (pays semi-annually)	1.37% (pays annually)	3/17/25	1,221,538	—	1,221,538

CZK	300,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.46% (pays annually)	3/15/26	(1,686,426)	—	(1,686,426)

CZK	147,500	Pays	6-month CZK PRIBOR (pays semi-annually)	1.73% (pays annually)	5/6/26	(730,379)	—	(730,379)

CZK	103,400	Receives	6-month CZK PRIBOR (pays semi-annually)	3.84% (pays annually)	3/16/27	212,910	—	212,910

CZK	497,198	Pays	6-month CZK PRIBOR (pays semi-annually)	1.74% (pays annually)	5/31/29	(3,678,745)	—	(3,678,745)

CZK	243,250	Pays	6-month CZK PRIBOR (pays semi-annually)	2.47% (pays annually)	10/5/31	(1,467,813)	—	(1,467,813)

CZK	116,720	Pays	6-month CZK PRIBOR (pays semi-annually)	2.51% (pays annually)	10/6/31	(686,999)	—	(686,999)

CZK	391,000	Receives	6-month CZK PRIBOR (pays semi-annually)	2.75% (pays annually)	10/20/31	1,967,989	—	1,967,989

CZK	388,980	Pays	6-month CZK PRIBOR (pays semi-annually)	2.65% (pays annually)	12/15/31	(2,355,471)	—	(2,355,471)

HUF	480,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.79% (pays annually)	8/6/24	(194,947)	—	(194,947)

HUF	3,500,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.71% (pays annually)	11/22/24	(1,680,812)	—	(1,680,812)

32	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

HUF	6,619,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.30% (pays annually)	3/16/25	$3,119,345	$—	$3,119,345

HUF	1,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.20% (pays annually)	11/4/25	(552,714)	—	(552,714)

HUF	2,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.06% (pays annually)	12/22/25	(1,182,032)	—	(1,182,032)

HUF	1,399,700	Receives	6-month HUF BUBOR (pays semi-annually)	5.12% (pays annually)	3/16/27	341,891	—	341,891

KRW	93,003,200	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(966,611)	—	(966,611)

KRW	63,950,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(664,209)	—	(664,209)

KRW	40,588,300	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.77% (pays quarterly)	10/5/23	(418,027)	—	(418,027)

KRW	11,700,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.07% (pays quarterly)	11/24/31	(692,918)	—	(692,918)

MXN	267,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.58% (pays monthly)	3/21/23	(124,280)	(1,320)	(125,600)

MXN	350,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.98% (pays monthly)	11/29/23	(29,724)	(4,381)	(34,105)

MXN	185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.13% (pays monthly)	2/2/24	(155,365)	—	(155,365)

MXN	600,760	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	1,233,412	—	1,233,412

MXN	166,961	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	338,380	—	338,380

MXN	408,300	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.35% (pays monthly)	3/14/24	636,265	—	636,265

MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	(208,233)	—	(208,233)

MXN	224,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	6/27/24	(439,388)	—	(439,388)

MXN	130,204	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.66% (pays monthly)	11/7/24	374,270	—	374,270

MXN	391,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.65% (pays monthly)	2/6/25	(2,203,343)	—	(2,203,343)

MXN	200,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.77% (pays monthly)	2/14/25	(1,098,970)	—	(1,098,970)

33	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

MXN	144,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.40% (pays monthly)	3/11/25	$326,195	$—	$326,195

MXN	205,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.44% (pays monthly)	3/14/25	(978,225)	—	(978,225)

MXN	332,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.13% (pays monthly)	6/6/25	(1,829,429)	—	(1,829,429)

MXN	222,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.71% (pays monthly)	12/12/25	(1,533,502)	—	(1,533,502)

MXN	111,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.07% (pays monthly)	4/28/26	(572,946)	—	(572,946)

MXN	165,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.11% (pays monthly)	6/8/26	(853,692)	—	(853,692)

MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(657,365)	—	(657,365)

MXN	160,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.54% (pays monthly)	9/4/26	(740,010)	—	(740,010)

MXN	90,600	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	8.65% (pays monthly)	6/9/27	88,735	—	88,735

MXN	176,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.86% (pays monthly)	1/5/28	(456,904)	(3,972)	(460,876)

MXN	83,120	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.77% (pays monthly)	9/18/29	(499,844)	—	(499,844)

MXN	15,300	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.91% (pays monthly)	5/1/30	(134,965)	—	(134,965)

MXN	124,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.37% (pays monthly)	12/6/30	(1,353,812)	—	(1,353,812)

MXN	29,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.95% (pays monthly)	12/3/31	(95,864)	(256,563)	(352,427)

PLN	35,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.35% (pays annually)	11/19/22	(141,095)	—	(141,095)

PLN	25,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	6/8/23	(178,748)	—	(178,748)

PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.04% (pays annually)	1/31/24	(359,796)	—	(359,796)

PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	2/11/24	(294,957)	—	(294,957)

PLN	13,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.05% (pays annually)	2/28/24	(240,386)	—	(240,386)

PLN	15,522	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	3/13/24	(300,163)	—	(300,163)

34	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.99% (pays annually)	5/30/24	$(337,548)	$—	$(337,548)

PLN	37,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.79% (pays annually)	7/5/24	(774,605)	—	(774,605)

PLN	27,850	Pays	6-month PLN WIBOR (pays semi-annually)	1.76% (pays annually)	8/6/24	(604,219)	—	(604,219)

PLN	12,200	Pays	6-month PLN WIBOR (pays semi-annually)	1.66% (pays annually)	10/2/24	(291,559)	—	(291,559)

PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	(229,220)	—	(229,220)

PLN	50,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.97% (pays annually)	1/20/25	(1,331,293)	—	(1,331,293)

PLN	37,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.44% (pays annually)	3/17/25	1,148,893	—	1,148,893

PLN	10,800	Pays	6-month PLN WIBOR (pays semi-annually)	0.48% (pays annually)	8/7/25	(434,532)	—	(434,532)

PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.69% (pays annually)	8/26/25	(426,320)	—	(426,320)

PLN	42,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.64% (pays annually)	1/25/26	(1,850,389)	—	(1,850,389)

PLN	48,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.69% (pays annually)	9/20/26	1,835,611	—	1,835,611

PLN	102,370	Receives	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/8/26	3,476,188	—	3,476,188

PLN	16,600	Pays	6-month PLN WIBOR (pays semi-annually)	2.57% (pays annually)	11/2/26	(529,073)	—	(529,073)

PLN	13,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.87% (pays annually)	3/3/27	(293,976)	—	(293,976)

PLN	99,138	Pays	6-month PLN WIBOR (pays semi-annually)	3.91% (pays annually)	3/3/27	(2,162,105)	—	(2,162,105)

PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	(2,665,841)	—	(2,665,841)

PLN	78,000	Receives	6-month PLN WIBOR (pays semi-annually)	0.93% (pays annually)	5/8/30	5,497,896	—	5,497,896

PLN	18,500	Receives	6-month PLN WIBOR (pays semi-annually)	2.02% (pays annually)	5/26/31	1,067,076	—	1,067,076

PLN	26,700	Pays	6-month PLN WIBOR (pays semi-annually)	1.74% (pays annually)	7/2/31	(1,688,418)	—	(1,688,418)

THB	175,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.29% (pays semi-annually)	11/25/24	(38,884)	—	(38,884)

THB	483,000	Receives	6-month THB Fixing Rate (pays semi-annually)	1.02% (pays semi-annually)	3/17/25	326,112	—	326,112

THB	291,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.90% (pays semi-annually)	2/23/26	(366,157)	—	(366,157)

THB	550,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.03% (pays semi-annually)	6/8/26	(652,623)	—	(652,623)

THB	370,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.98% (pays semi-annually)	6/21/26	(470,726)	—	(470,726)

THB	120,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.30% (pays semi-annually)	11/18/26	(117,917)	—	(117,917)

35	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

THB	326,730	Receives	6-month THB Fixing Rate (pays semi-annually)	1.40% (pays semi-annually)	3/16/27	$353,413	$—	$353,413

THB	398,453	Receives	6-month THB Fixing Rate (pays semi-annually)	1.19% (pays semi-annually)	2/23/28	746,793	—	746,793

THB	199,227	Receives	6-month THB Fixing Rate (pays semi-annually)	1.34% (pays semi-annually)	2/25/28	325,504	—	325,504

THB	204,600	Pays	6-month THB Fixing Rate (pays semi-annually)	1.72% (pays semi-annually)	10/29/31	(535,112)	—	(535,112)

THB	200,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.69% (pays semi-annually)	11/4/31	(499,026)	—	(499,026)

USD	7,380	Receives	3-month USD-LIBOR (pays quarterly)	2.56% (pays semi-annually)	3/29/32	265,788	—	265,788

USD	5,020	Receives	3-month USD-LIBOR (pays quarterly)	2.55% (pays semi-annually)	3/30/32	183,787	—	183,787

USD	1,529	Receives	3-month USD-LIBOR (pays quarterly)	2.49% (pays semi-annually)	3/31/32	64,183	—	64,183

ZAR	55,027	Pays	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	2/14/25	10,620	—	10,620

ZAR	244,000	Receives	3-month ZAR JIBAR (pays quarterly)	7.04% (pays quarterly)	3/12/25	(170,198)	—	(170,198)

ZAR	65,700	Receives	3-month ZAR JIBAR (pays quarterly)	6.91% (pays quarterly)	3/13/25	(30,303)	—	(30,303)

ZAR	43,340	Pays	3-month ZAR JIBAR (pays quarterly)	5.41% (pays quarterly)	6/11/25	(108,268)	—	(108,268)

ZAR	50,000	Pays	3-month ZAR JIBAR (pays quarterly)	4.97% (pays quarterly)	8/24/25	(178,739)	77	(178,662)

ZAR	54,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.56% (pays quarterly)	2/19/26	(167,299)	150	(167,149)

ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	275,283	—	275,283

ZAR	79,000	Pays	3-month ZAR JIBAR (pays quarterly)	5.96% (pays quarterly)	5/20/26	(191,680)	291	(191,389)

ZAR	132,000	Receives	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	10/18/26	200,851	(653)	200,198

ZAR	175,100	Pays	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	12/15/26	(265,964)	—	(265,964)

ZAR	15,850	Pays	3-month ZAR JIBAR (pays quarterly)	6.54% (pays quarterly)	2/23/27	(29,965)	—	(29,965)

ZAR	83,800	Receives	3-month ZAR JIBAR (pays quarterly)	7.30% (pays quarterly)	6/15/27	60,624	—	60,624

Total						$(22,942,341)	$(266,371)	$(23,208,712)

36	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unreazlied Appreciation (Depreciation)

Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/23	$2,098,038

Bank of America, N.A.	RUB	369,800	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	9.72% (pays annually)	2/4/27	(482,748)

Bank of America, N.A.	THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/2/22	167,337

Bank of America, N.A.	THB	230,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.90% (pays semi-annually)	12/8/22	94,525

Barclays Bank PLC	RUB	425,000	Receives	3-month Moscow Prime Offered Rate (pays quarterly)	9.75% (pays annually)	3/16/27	692,029

BNP Paribas	MYR	17,413	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(161,110)

BNP Paribas	MYR	25,400	Receives	3-month MYR KLIBOR (pays quarterly)	3.20% (pays quarterly)	6/15/27	203,043

Citibank, N.A.	MYR	5,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	24,347

Citibank, N.A.	THB	260,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.79% (pays semi-annually)	8/10/22	47,280

Citibank, N.A.	THB	330,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.87% (pays semi-annually)	3/27/23	102,479

Citibank, N.A.	THB	250,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.22% (pays semi-annually)	10/25/23	106,215

Citibank, N.A.	THB	87,340	Pays	6-month THB Fixing Rate (pays semi-annually)	1.96% (pays semi-annually)	3/18/24	25,148

Credit Suisse International	RUB	51,950	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	5/23/22	36,870

Credit Suisse International	RUB	275,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	11/1/22	(101,130)

Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.98% (pays upon termination)	1/2/23	309,885

Deutsche Bank AG	THB	324,320	Pays	6-month THB Fixing Rate (pays semi-annually)	2.13% (pays semi-annually)	11/19/23	198,815

JPMorgan Chase Bank, N.A.	MYR	11,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	50,022

JPMorgan Chase Bank, N.A.	MYR	5,810	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	24,842

JPMorgan Chase Bank, N.A.	MYR	5,815	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	24,863

JPMorgan Chase Bank, N.A.	MYR	11,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	9/5/23	46,272

JPMorgan Chase Bank, N.A.	MYR	112,287	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(1,040,141)

37	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC) (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unreazlied Appreciation (Depreciation)

Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.90% (pays upon termination)	1/2/23	$308,670

Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.83% (pays upon termination)	1/2/23	670,653

Standard Chartered Bank	MYR	5,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	19,494

Standard Chartered Bank	MYR	5,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	23,406

Standard Chartered Bank	MYR	27,200	Receives	3-month MYR KLIBOR (pays quarterly)	3.20% (pays quarterly)	6/15/27	216,569

Standard Chartered Bank	THB	650,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.15% (pays semi-annually)	8/20/23	314,318

Total							$4,019,991

Credit Default Swaps - Sell Protection (Centrally Cleared)

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

		1.00%

Turkey	$1,874	(pays quarterly)(1)	4.58%	6/20/22	$(7,491)	$9,503	$2,012

Total	$1,874				$(7,491)	$9,503	$2,012

Credit Default Swaps - Buy Protection (Centrally Cleared)

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Markit CDX Emerging Markets Index (CDX.EM.31.V2)	$94	1.00% (pays quarterly)(1)	6/20/24	$5,669	$(6,171)	$(502)

Total				$5,669	$(6,171)	$(502)

38	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Bahamas	Deutsche Bank AG	$1,600	1.00% (pays quarterly)(1)	9.67%	6/20/22	$(17,938)	$3,940	$(13,998)

Total		$1,600				$(17,938)	$3,940	$(13,998)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2022, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $3,474,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps (OTC)

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Citibank, N.A.	1-day Indice Camara Promedio Rate on CLP 731,637,500 (pays semi-annually)*	(0.07)% on CLP equivalent of CLF 25,000 (pays semi-annually)*	2/25/31	$82,970

Goldman Sachs International	9.56% on TRY 16,903,000 (pays annually) plus USD 5,549,245**	3-month USD-LIBOR on USD 5,549,245 (pays quarterly) plus TRY 16,903,000**	7/28/23	(4,583,983)

Goldman Sachs International	9.51% on TRY 43,482,000 (pays annually) plus USD 14,326,853**	3-month USD-LIBOR on USD 14,326,853 (pays quarterly) plus TRY 43,482,000**	7/29/23	(11,848,831)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 766,128,035 (pays semi-annually)*	(0.24)% on CLP equivalent of CLF 26,270 (pays semi-annually)*	2/11/31	99,812

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 373,122,363 (pays semi-annually)*	(0.32)% on CLP equivalent of CLF 12,775 (pays semi-annually)*	2/17/31	52,126

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,463,251,912 (pays semi-annually)*	(0.15)% on CLP equivalent of CLF 50,074 (pays semi-annually)*	2/19/31	177,649

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 570,988,980 (pays semi-annually)*	2.06% on CLP equivalent of CLF 18,000 (pays semi-annually)*	3/29/32	(10,915)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 381,027,240 (pays semi-annually)*	2.10% on CLP equivalent of CLF 12,000 (pays semi-annually)*	4/8/32	(8,959)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,174,947,580 (pays semi-annually)*	2.25% on CLP equivalent of CLF 37,000 (pays semi-annually)*	4/11/32	(47,258)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 860,087,970 (pays semi-annually)*	2.00% on CLP equivalent of CLF 27,000 (pays semi-annually)*	4/14/32	(8,399)

39	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC) (continued)

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 214,234,175 (pays semi-annually)*	1.85% on CLP equivalent of CLF 6,700 (pays semi-annually)*	4/20/32	$2,125

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,088,523,600 (pays semi-annually)*	1.84% on CLP equivalent of CLF 34,000 (pays semi-annually)*	4/22/32	13,202

JPMorgan Chase Bank, N.A.	18.56% on TRY 125,287,000 (pays annually) plus USD 17,791,394**	3-month USD-LIBOR on USD 17,791,394 (pays quarterly) plus TRY 125,287,000**	8/7/22	(8,067,967)

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 446,174,069 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 15,299 (pays semi-annually)*	2/11/31	56,923

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 892,318,975 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 30,597 (pays semi-annually)*	2/11/31	114,324

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 892,318,975 (pays semi-annually)*	(0.23)% on CLP equivalent of CLF 30,597 (pays semi-annually)*	2/11/31	115,288

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 670,247,514 (pays semi-annually)*	(0.31)% on CLP equivalent of CLF 22,948 (pays semi-annually)*	2/16/31	93,041

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 446,841,412 (pays semi-annually)*	(0.34)% on CLP equivalent of CLF 15,299 (pays semi-annually)*	2/16/31	63,475

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 450,575,388 (pays semi-annually)*	(0.21)% on CLP equivalent of CLF 15,423 (pays semi-annually)*	2/18/31	57,442

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 450,687,667 (pays semi-annually)*	(0.16)% on CLP equivalent of CLF 15,423 (pays semi-annually)*	2/19/31	54,838

				$(23,593,097)

*

At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.

**

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Abbreviations:

OTC	–	Over-the-counter

Currency Abbreviations:

BAM	–	Bosnia-Herzegovina Convertible Mark

BRL	–	Brazilian Real

CLF	–	Chilean Unidad de Fomento

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CRC	–	Costa Rican Colon

CZK	–	Czech Koruna

DOP	–	Dominican Peso

EGP	–	Egyptian Pound

EUR	–	Euro

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

ILS	–	Israeli Shekel

INR	–	Indian Rupee

KES	–	Kenyan Shilling

KRW	–	Korean Won

KZT	–	Kazakhstani Tenge

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RON	–	Romania Leu

40	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

UYU	–	Uruguayan Peso

UZS	–	Uzbekistani Som

ZAR	–	South African Rand

ZMW	–	Zambian Kwacha

41	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Unaffiliated investments, at value (identified cost $1,225,762,891)	$1,033,366,901

Affiliated investment, at value (identified cost $94,813,813)	94,813,813

Cash	111,629

Deposits for derivatives collateral:

Centrally cleared derivatives	45,376,165

OTC derivatives	1,580,000

Foreign currency, at value (identified cost $22,459,733)	21,438,350

Interest receivable	20,796,189

Dividends receivable from affiliated investment	4,283

Receivable for variation margin on open futures contracts	144,331

Receivable for open forward foreign currency exchange contracts	19,098,646

Receivable for open swap contracts	6,788,335

Receivable for open non-deliverable bond forward contracts	225,234

Receivable for closed non-deliverable bond forward contracts	20,372

Total assets	$1,243,764,248

Liabilities

Cash collateral due to brokers	$1,580,000

Payable for investments purchased	7,351,637

Payable for variation margin on open centrally cleared derivatives	247,306

Payable for open forward foreign currency exchange contracts	16,405,532

Payable for open swap contracts	26,375,439

Upfront receipts on open non-centrally cleared swap contracts	3,940

Payable for open non-deliverable bond forward contracts	1,108,041

Payable to affiliates:

Investment adviser fee	656,326

Trustees’ fees	5,897

Accrued foreign capital gains taxes	515,378

Accrued expenses	659,418

Total liabilities	$54,908,914

Net Assets applicable to investors’ interest in Portfolio	$1,188,855,334

42	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income from affiliated investments	$51,396

Interest income (net of foreign taxes withheld of $1,380,527)	47,849,936

Total investment income	$47,901,332

Expenses

Investment adviser fee	$4,418,389

Trustees’ fees and expenses	33,370

Custodian fee	714,859

Legal and accounting services	71,627

Miscellaneous	51,560

Total expenses	$5,289,805

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$1,192

Total expense reductions	$1,192

Net expenses	$5,288,613

Net investment income	$42,612,719

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions (net of foreign capital gains taxes of $139,499)	$(26,963,817)

Investment transactions - affiliated investment	4,584

Futures contracts	1,609,749

Swap contracts	(33,549,795)

Foreign currency transactions	(40,466,591)

Forward foreign currency exchange contracts	57,575,306

Non-deliverable bond forward contracts	(10,902,473)

Net realized loss	$(52,693,037)

Change in unrealized appreciation (depreciation):

Investments (including net decrease in accrued foreign capital gains taxes of $1,064,957)	$(133,241,098)

Futures contracts	1,318,326

Swap contracts	(9,702,989)

Foreign currency	(1,788,751)

Forward foreign currency exchange contracts	(29,785,169)

Non-deliverable bond forward contracts	744,385

Net change in unrealized appreciation (depreciation)	$(172,455,296)

Net realized and unrealized loss	$(225,148,333)

Net decrease in net assets from operations	$(182,535,614)

43	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$42,612,719	$82,706,890

Net realized gain (loss)	(52,693,037)	14,692,597

Net change in unrealized appreciation (depreciation)	(172,455,296)	(102,304,622)

Net decrease in net assets from operations	$(182,535,614)	$(4,905,135)

Capital transactions:

Contributions	$128,806,127	$713,025,206

Withdrawals	(319,036,167)	(400,434,173)

Net increase (decrease) in net assets from capital transactions	$(190,230,040)	$312,591,033

Net increase (decrease) in net assets	$(372,765,654)	$307,685,898

Net Assets

At beginning of period	$1,561,620,988	$1,253,935,090

At end of period	$1,188,855,334	$1,561,620,988

44	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2022

Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2021	2020	2019	2018		2017

Ratios (as a percentage of average daily net assets):

Expenses	0.77	%(1)(2)	0.75%	0.79%	0.78%	0.87	%(3)	0.81	%(3)

Net investment income	6.21	%(1)	4.98%	5.79%	7.01%	7.22%		5.90%

Portfolio Turnover	12	%(4)	56%	56%	46%	52%		40%

Total Return	(12.63	)%(4)	1.48%	0.08%	23.15%	(9.33)%		8.23%

Net assets, end of period (000’s omitted)	$1,188,855		$1,561,621	$1,253,935	$1,238,490	$783,270		$617,181

(1)	Annualized.

(2)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(3)

Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.02% of average daily net assets for each of the years ended October 31, 2018 and 2017.

(4)	Not annualized.

45

Emerging Markets Local Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2021, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund held an interest of 86.9%, 12.1%, 0.6% and 0.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s ‘‘fair value’’, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

46

Emerging Markets Local Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Futures Contracts — Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be ‘‘centrally cleared’’, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

J  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

47

Emerging Markets Local Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

K  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

L  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

M  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

N  Interim Financial Statements — The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.650%

$1 billion but less than $2 billion	0.625%

$2 billion but less than $5 billion	0.600%

$5 billion and over	0.575%

48

Emerging Markets Local Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

For the six months ended April 30, 2022, the investment adviser fee amounted to $4,418,389 or 0.64% (annualized) of the Portfolio’s average daily net assets.

Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds -Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $1,192 relating to the Portfolio’s investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.

During the six months ended April 30, 2022, EVM reimbursed the Portfolio $7,481 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, aggregated $127,195,092 and $354,969,184, respectively, for the six months ended April 30, 2022.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,330,278,072

Gross unrealized appreciation	$8,913,498

Gross unrealized depreciation	(279,672,280)

Net unrealized depreciation	$(270,758,782)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Portfolio of Investments. At April 30, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a

49

Emerging Markets Local Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

payment by the Portfolio for those derivatives in a liability position. At April 30, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $43,892,952. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $39,072,386 at April 30, 2022.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (‘‘ISDA Master Agreement’’) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2022.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2022 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Not applicable	$5,669 *	$29,937,685 *	$46,907,625 *	$76,850,979

Receivable for open forward foreign currency exchange contracts	—	19,098,646	—	19,098,646

Receivable for open swap contracts	—	—	6,788,335	6,788,335

Receivable for open non-deliverable bond forward contracts	—	—	225,234	225,234

Total Asset Derivatives	$5,669	$49,036,331	$53,921,194	$102,963,194

Derivatives not subject to master netting or similar agreements	$5,669	$29,937,685	$46,907,625	$76,850,979

Total Asset Derivatives subject to master netting or similar agreements	$—	$19,098,646	$7,013,569	$26,112,215

Not applicable	$(7,491)*	$(59,475,982)*	$(67,989,094)*	$(127,472,567)

Payable for open forward foreign currency exchange contracts	—	(16,405,532)	—	(16,405,532)

Payable for open swap contracts; Upfront receipts on open non-centrally cleared swap contracts	(17,938)	—	(26,361,441)	(26,379,379)

Payable for open non-deliverable bond forward contracts	—	—	(1,108,041)	(1,108,041)

Total Liability Derivatives	$(25,429)	$(75,881,514)	$(95,458,576)	$(171,365,519)

Derivatives not subject to master netting or similar agreements	$(7,491)	$(59,475,982)	$(67,989,094)	$(127,472,567)

Total Liability Derivatives subject to master netting or similar agreements	$(17,938)	$(16,405,532)	$(27,469,482)	$(43,892,952)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

50

Emerging Markets Local Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2022.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$ 3,261,442	$ (2,580,146)	$ —	$ (681,296)	$ —	$ 720,000

Barclays Bank PLC	2,010,031	(2,010,031)	—	—	—	—

BNP Paribas	3,365,879	(589,572)	(2,628,230)	—	148,077	—

Citibank, N.A.	4,752,419	(3,675,182)	—	—	1,077,237	—

Credit Agricole Corporate and Investment Bank	155,340	—	—	—	155,340	—

Credit Suisse International	36,870	(36,870)	—	—	—	—

Deutsche Bank AG	581,779	(17,938)	(535,079)	—	28,762	—

Goldman Sachs International	573,559	(573,559)	—	—	—	—

HSBC Bank USA, N.A.	16,325	(16,325)	—	—	—	—

ICBC Standard Bank plc	45,913	(24,821)	—	—	21,092	—

JPMorgan Chase Bank, N.A.	3,400,909	(3,400,909)	—	—	—	—

Nomura International PLC	979,323	—	(688,936)	(290,387)	—	330,000

Societe Generale	83,439	—	—	—	83,439	—

Standard Chartered Bank	5,001,336	(4,892,604)	—	—	108,732	—

The Bank of Nova Scotia	555,331	—	—	(530,000)	25,331	530,000

UBS AG	1,292,320	(1,038,542)	(253,778)	—	—	—

	$26,112,215	$(18,856,499)	$(4,106,023)	$(1,501,683)	$1,648,010	$1,580,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$ (2,580,146)	$ 2,580,146	$ —	$ —	$ —	$ —

Barclays Bank PLC	(4,524,010)	2,010,031	2,513,979	—	—	—

BNP Paribas	(589,572)	589,572	—	—	—	—

Citibank, N.A.	(3,675,182)	3,675,182	—	—	—	—

Credit Suisse International	(101,130)	36,870	—	—	(64,260)	—

Deutsche Bank AG	(17,938)	17,938	—	—	—	—

Goldman Sachs International	(17,273,096)	573,559	16,699,537	—	—	—

HSBC Bank USA, N.A.	(40,384)	16,325	—	—	(24,059)	—

ICBC Standard Bank plc	(24,821)	24,821	—	—	—	—

JPMorgan Chase Bank, N.A.	(9,135,527)	3,400,909	5,734,618	—	—	—

Standard Chartered Bank	(4,892,604)	4,892,604	—	—	—	—

51

Emerging Markets Local Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

UBS AG	$(1,038,542)	$1,038,542	$—	$ —	$—	$—

	$(43,892,952)	$18,856,499	$24,948,134	$ —	$(88,319)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$1,580,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2022 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total

Net realized gain (loss):

Investment transactions	$—	$—	$(923,502)	$(923,502)

Futures contracts	—	—	1,609,749	1,609,749

Swap contracts	50,531	—	(33,600,326)	(33,549,795)

Forward foreign currency exchange contracts	—	57,575,306	—	57,575,306

Non-deliverable bond forward contracts	—	—	(10,902,473)	(10,902,473)

Total	$50,531	$57,575,306	$(43,816,552)	$13,809,285

Change in unrealized appreciation (depreciation):

Investments	$—	$—	$912,553	$912,553

Futures contracts	—	—	1,318,326	1,318,326

Swap contracts	10,138	—	(9,713,127)	(9,702,989)

Forward foreign currency exchange contracts	—	(29,785,169)	—	(29,785,169)

Non-deliverable bond forward contracts	—	—	744,385	744,385

Total	$10,138	$(29,785,169)	$(6,737,863)	$(36,512,894)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2022, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Purchased Swaptions	Swap Contracts

$45,051,000	$3,383,385,000	$147,000,000	$17,071,000	$1,949,382,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

52

Emerging Markets Local Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.

7  Investments in Affiliated Funds

At April 30, 2022, the value of the Portfolio’s investment in affiliated funds was $94,813,813, which represents 8.0% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/ Shares, end of period

Short-Term Investments

Cash Reserves Fund	$7,541,545	$533,888,639	$(541,434,768)	$4,584	$ —	$—	$47,113	—

Liquidity Fund	—	110,486,587	(15,672,774)	—	—	94,813,813	4,283	94,813,813

Total				$4,584	$ —	$94,813,813	$51,396

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Corporate Bonds	$—	$28,536,716	$—	$28,536,716

Loan Participation Notes	—	—	36,291,849	36,291,849

Sovereign Government Bonds	—	757,337,241	59,701,017	817,038,258

Short-Term Investments:

Affiliated Fund	94,813,813	—	—	94,813,813

Sovereign Government Securities	—	103,853,374	—	103,853,374

U.S. Treasury Obligations	—	47,646,704	—	47,646,704

Total Investments	$94,813,813	$937,374,035	$95,992,866	$1,128,180,714

53

Emerging Markets Local Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total

Forward Foreign Currency Exchange Contracts	$—	$49,036,331	$—	$49,036,331

Non-Deliverable Bond Forward Contracts	—	225,234	—	225,234

Futures Contracts	1,860,872	—	—	1,860,872

Swap Contracts	—	51,840,757	—	51,840,757

Total	$96,674,685	$1,038,476,357	$95,992,866	$1,231,143,908

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(75,881,514)	$—	$(75,881,514)

Non-Deliverable Bond Forward Contracts	—	(1,108,041)	—	(1,108,041)

Swap Contracts	—	(94,375,964)	—	(94,375,964)

Total	$—	$(171,365,519)	$—	$(171,365,519)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Loan Participation Notes	Investments in Sovereign Government Bonds	Total

Balance as of October 31, 2021	$39,020,280	$—	$39,020,280

Realized gains (losses)	—	(653,303)	(653,303)

Change in net unrealized appreciation

(depreciation)	(3,045,185)	(77,116,801)	(80,161,986)

Cost of purchases	—	9,958,750	9,958,750

Proceeds from sales, including return of capital	—	(2,785,765)	(2,785,765)

Accrued discount (premium)	316,754	(874,148)	(557,394)

Transfers to Level 3	—	131,172,284	131,172,284

Transfers from Level 3	—	—	—

Balance as of April 30, 2022	$36,291,849	$59,701,017	$95,992,866

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2022	$(3,045,185)	$(77,014,321)	$(80,059,506)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2022:

Type of Investment	Fair Value as of April 30, 2022	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*

Loan Participation Notes	$36,291,849	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	3.98%	Decrease

Sovereign Government Bonds	59,701,017	Third Party Indication of Value	Foreign Currency Exchange Rate	33.30 UAH/USD	Decrease

*

Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

54

Emerging Markets Local Income Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

55

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2022

Officers and Trustees

Officers of Eaton Vance Emerging Markets Local Income Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Officers of Emerging Markets Local Income Portfolio

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio

George J. Gorman

Chairperson

Alan C. Bowser*

Thomas E. Faust Jr.**

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

Nancy A. Wiser*

*	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

**	Interested Trustee

56

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

57

Eaton Vance Funds

Privacy Notice — continued	April 2021

Page 2

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

58

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

59

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Emerging Markets Local Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7756     4.30.22

Eaton Vance

Floating-Rate Advantage Fund

Semiannual Report

April 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2022

Eaton Vance

Floating-Rate Advantage Fund

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2022

Performance

Portfolio Manager(s) Craig P. Russ, Andrew N. Sveen, CFA, Ralph H. Hinckley, Jr., CFA and Jake T. Lemle, CFA

% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Advisers Class at NAV	03/15/2008	08/04/1989	(0.37)%	2.06%	3.48%	4.11%
Class A at NAV	03/17/2008	08/04/1989	(0.37)	1.97	3.48	4.11

Class A with 3.25% Maximum Sales Charge	—	—	(3.65)	(1.31)	2.80	3.76
Class C at NAV	03/15/2008	08/04/1989	(0.62)	1.45	2.97	3.69

Class C with 1% Maximum Sales Charge	—	—	(1.60)	0.47	2.97	3.69
Class I at NAV	03/15/2008	08/04/1989	(0.25)	2.31	3.74	4.36

Class R6 at NAV	05/31/2019	08/04/1989	(0.23)	2.26	3.76	4.37

S&P/LSTA Leveraged Loan Index	—	—	0.59%	2.95%	3.96%	4.24%

% Total Annual Operating Expense Ratios[3]		Advisers Class	Class A	Class C	Class I	Class R6

		1.28%	1.28%	1.79%	1.03%	0.98%

% Total Leverage[4]

Borrowings						13.16%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2022

Fund Profile

Top 10 Issuers (% of total investments)*

Numericable Group S.A.	0.9%

Finastra USA, Inc.	0.9

Carnival Corporation	0.8

Virgin Media SFA Finance Limited	0.8

Epicor Software Corporation	0.8

Bausch Health Companies, Inc.	0.7

TransDigm, Inc.	0.7

ICON Luxembourg S.a.r.l.	0.7

Ultimate Software Group, Inc. (The)	0.7

Ziggo B.V.	0.7

Total	7.7%

Credit Quality (% of bonds, loans and asset-backed securities)**

Top 10 Sectors (% of total investments)*

Electronics/Electrical	20.7%

Health Care	10.3

Business Equipment & Services	9.2

Industrial Equipment	5.0

Leisure Goods/Activities/Movies	4.8

Chemicals & Plastics	4.4

Cable & Satellite Television	4.1

Building & Development	4.0

Automotive	3.3

Drugs	3.3

Total	69.1%

Footnotes:

Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

*	Excludes cash and cash equivalents.
**

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

3

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2022

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.

[4]

Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater volatility of NAV. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective July 1, 2022, the portfolio managers of the Fund and the Portfolio will be Ralph H. Hinckley, Jr., Jake T. Lemle and Andrew N. Sveen.

4

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2022

Fund Expenses

Example

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/21)	Ending Account Value (4/30/22)	Expenses Paid During Period* (11/1/21 – 4/30/22)	Annualized Expense Ratio

Actual
Advisers Class	$1,000.00	$996.30	$5.94	1.20%
Class A	$1,000.00	$996.30	$5.94	1.20%
Class C	$1,000.00	$993.80	$8.40	1.70%
Class I	$1,000.00	$997.50	$4.71	0.95%
Class R6	$1,000.00	$997.70	$4.46	0.90%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,018.84	$6.01	1.20%
Class A	$1,000.00	$1,018.84	$6.01	1.20%
Class C	$1,000.00	$1,016.36	$8.50	1.70%
Class I	$1,000.00	$1,020.08	$4.76	0.95%
Class R6	$1,000.00	$1,020.33	$4.51	0.90%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2021. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Investment in Senior Debt Portfolio, at value (identified cost $9,832,167,359)	$9,471,619,433

Receivable for Fund shares sold	34,190,416

Total assets	$9,505,809,849

Liabilities

Payable for Fund shares redeemed	$34,369,006

Distributions payable	6,184,925

Payable to affiliates:

Administration fee	773,882

Distribution and service fees	579,721

Trustees’ fees	42

Accrued expenses	788,535

Total liabilities	$42,696,111

Net Assets	$9,463,113,738

Sources of Net Assets

Paid-in capital	$10,300,659,513

Accumulated loss	(837,545,775)

Net Assets	$9,463,113,738

Advisers Class Shares

Net Assets	$94,060,857

Shares Outstanding	9,102,498
Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.33

Class A Shares
Net Assets	$1,442,042,528
Shares Outstanding	139,515,508
Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.34
Maximum Offering Price Per Share

(100 ÷ 96.75 of net asset value per share)	$10.69

Class C Shares
Net Assets	$425,133,554
Shares Outstanding	41,202,416
Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$10.32

Class I Shares
Net Assets	$7,426,033,587
Shares Outstanding	718,544,968
Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.33

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2022

Statement of Assets and Liabilities (Unaudited) — continued

Class R6 Shares	April 30, 2022

Net Assets	$75,843,212

Shares Outstanding	7,343,549
Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.33

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income allocated from Portfolio	$1,793,837

Interest and other income allocated from Portfolio	213,822,536

Expenses, excluding interest expense, allocated from Portfolio	(22,077,204)

Interest expense allocated from Portfolio	(11,923,517)

Total investment income from Portfolio	$181,615,652

Expenses

Administration fee	$4,336,296

Distribution and service fees:

Advisers Class	112,380

Class A	1,751,149

Class C	1,606,159

Trustees’ fees and expenses	250

Custodian fee	30,720

Transfer and dividend disbursing agent fees	2,287,396

Legal and accounting services	63,487

Printing and postage	203,932

Registration fees	217,086

Miscellaneous	21,226

Total expenses	$10,630,081

Net investment income	$170,985,571

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss):

Investment transactions	$10,802,928

Foreign currency transactions	(1,908,909)

Forward foreign currency exchange contracts	71,419,033

Net realized gain	$80,313,052

Change in unrealized appreciation (depreciation):

Investments	$(323,605,792)

Foreign currency	2,915,568

Forward foreign currency exchange contracts	29,411,911

Net change in unrealized appreciation (depreciation)	$(291,278,313)

Net realized and unrealized loss	$(210,965,261)

Net decrease in net assets from operations	$(39,979,690)

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$170,985,571	$257,375,581

Net realized gain (loss)	80,313,052	(7,279,554)

Net change in unrealized appreciation (depreciation)	(291,278,313)	289,687,526

Net increase (decrease) in net assets from operations	$(39,979,690)	$539,783,553

Distributions to shareholders:

Advisers Class	$(1,744,113)	$(2,952,681)

Class A	(27,160,743)	(51,259,370)

Class C	(7,223,293)	(15,957,989)

Class I	(137,479,027)	(191,260,639)

Class R6	(2,047,891)	(4,430,148)

Total distributions to shareholders	$(175,655,067)	$(265,860,827)

Transactions in shares of beneficial interest:

Advisers Class	$7,715,718	$20,660,038

Class A	96,799,044	142,830,927

Class C	(490,557)	(96,895,146)

Class I	1,695,012,469	2,168,779,553

Class R6	(57,567,394)	99,462,411

Net increase in net assets from Fund share transactions	$1,741,469,280	$2,334,837,783

Net increase in net assets	$1,525,834,523	$2,608,760,509

Net Assets

At beginning of period	$7,937,279,215	$5,328,518,706

At end of period	$9,463,113,738	$7,937,279,215

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2022

Financial Highlights

	Advisers Class

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$10.580		$10.070	$10.550	$10.940	$10.910	$10.740

Income (Loss) From Operations

Net investment income(1)	$0.196		$0.398	$0.457	$0.558	$0.493	$0.463

Net realized and unrealized gain (loss)	(0.245)		0.528	(0.473)	(0.390)	0.029	0.170

Total income (loss) from operations	$(0.049)		$0.926	$(0.016)	$0.168	$0.522	$0.633

Less Distributions

From net investment income	$(0.201)		$(0.416)	$(0.464)	$(0.558)	$(0.492)	$(0.463)

Total distributions	$(0.201)		$(0.416)	$(0.464)	$(0.558)	$(0.492)	$(0.463)

Net asset value — End of period	$10.330		$10.580	$10.070	$10.550	$10.940	$10.910

Total Return(2)	(0.37	)%(3)	9.30%	(0.05)%	1.59%	4.88%	5.99%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$94,061		$88,509	$64,551	$139,516	$221,484	$148,322

Ratios (as a percentage of average daily net assets):(4)

Expenses excluding interest and fees	0.93	%(5)(6)	0.95%	1.00%	0.99%	0.96%	0.95%

Interest and fee expense	0.27	%(5)	0.33%	0.63%	0.87%	0.44%	0.34%

Total expenses	1.20	%(5)	1.28%	1.63%	1.86%	1.40%	1.29%

Net investment income	3.77	%(5)	3.79%	4.50%	5.21%	4.51%	4.26%

Portfolio Turnover of the Portfolio	7	%(3)	28%	30%	17%	29%	39%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Annualized.

(6)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2022

Financial Highlights — continued

	Class A

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$10.580		$10.070	$10.550	$10.950	$10.910	$10.740

Income (Loss) From Operations

Net investment income(1)	$0.196		$0.399	$0.447	$0.559	$0.493	$0.462

Net realized and unrealized gain (loss)	(0.234)		0.527	(0.463)	(0.401)	0.039	0.171

Total income (loss) from operations	$(0.038)		$0.926	$(0.016)	$0.158	$0.532	$0.633

Less Distributions

From net investment income	$(0.202)		$(0.416)	$(0.464)	$(0.558)	$(0.492)	$(0.463)

Total distributions	$(0.202)		$(0.416)	$(0.464)	$(0.558)	$(0.492)	$(0.463)

Net asset value — End of period	$10.340		$10.580	$10.070	$10.550	$10.950	$10.910

Total Return(2)	(0.37	)%(3)	9.30%	(0.05)%	1.50%	4.97%	5.99%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,442,043		$1,378,928	$1,175,942	$1,426,205	$1,856,836	$1,553,486

Ratios (as a percentage of average daily net assets):(4)

Expenses excluding interest and fees	0.93	%(5)(6)	0.95%	0.99%	0.99%	0.96%	0.94%

Interest and fee expense	0.27	%(5)	0.33%	0.60%	0.88%	0.44%	0.34%

Total expenses	1.20	%(5)	1.28%	1.59%	1.87%	1.40%	1.28%

Net investment income	3.77	%(5)	3.80%	4.44%	5.21%	4.50%	4.26%

Portfolio Turnover of the Portfolio	7	%(3)	28%	30%	17%	29%	39%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Annualized.

(6)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2022

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$10.560		$10.050	$10.530	$10.920	$10.890	$10.720

Income (Loss) From Operations

Net investment income(1)	$0.169		$0.347	$0.397	$0.503	$0.436	$0.408

Net realized and unrealized gain (loss)	(0.234)		0.526	(0.464)	(0.390)	0.030	0.170

Total income (loss) from operations	$(0.065)		$0.873	$(0.067)	$0.113	$0.466	$0.578

Less Distributions

From net investment income	$(0.175)		$(0.363)	$(0.413)	$(0.503)	$(0.436)	$(0.408)

Total distributions	$(0.175)		$(0.363)	$(0.413)	$(0.503)	$(0.436)	$(0.408)

Net asset value — End of period	$10.320		$10.560	$10.050	$10.530	$10.920	$10.890

Total Return(2)	(0.62	)%(3)	8.77%	(0.56)%	1.08%	4.36%	5.47%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$425,134		$435,786	$508,535	$754,873	$1,192,124	$1,153,754

Ratios (as a percentage of average daily net assets):(4)

Expenses excluding interest and fees	1.43	%(5)(6)	1.46%	1.50%	1.49%	1.46%	1.45%

Interest and fee expense	0.27	%(5)	0.33%	0.60%	0.87%	0.44%	0.34%

Total expenses	1.70	%(5)	1.79%	2.10%	2.36%	1.90%	1.79%

Net investment income	3.26	%(5)	3.31%	3.95%	4.71%	4.00%	3.76%

Portfolio Turnover of the Portfolio	7	%(3)	28%	30%	17%	29%	39%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Annualized.

(6)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2022

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$10.580		$10.070	$10.550	$10.940	$10.910	$10.740

Income (Loss) From Operations

Net investment income(1)	$0.209		$0.423	$0.474	$0.586	$0.521	$0.489

Net realized and unrealized gain (loss)	(0.245)		0.529	(0.465)	(0.392)	0.028	0.171

Total income (loss) from operations	$(0.036)		$0.952	$0.009	$0.194	$0.549	$0.660

Less Distributions

From net investment income	$(0.214)		$(0.442)	$(0.489)	$(0.584)	$(0.519)	$(0.490)

Total distributions	$(0.214)		$(0.442)	$(0.489)	$(0.584)	$(0.519)	$(0.490)

Net asset value — End of period	$10.330		$10.580	$10.070	$10.550	$10.940	$10.910

Total Return(2)	(0.25	)%(3)	9.57%	0.20%	1.84%	5.14%	6.26%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,426,034		$5,898,403	$3,545,676	$4,898,901	$7,387,447	$4,773,140

Ratios (as a percentage of average daily net assets):(4)

Expenses excluding interest and fees	0.68	%(5)(6)	0.70%	0.75%	0.74%	0.71%	0.70%

Interest and fee expense	0.27	%(5)	0.32%	0.60%	0.88%	0.44%	0.34%

Total expenses	0.95	%(5)	1.02%	1.35%	1.62%	1.15%	1.04%

Net investment income	4.02	%(5)	4.02%	4.70%	5.47%	4.76%	4.50%

Portfolio Turnover of the Portfolio	7	%(3)	28%	30%	17%	29%	39%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Annualized.

(6)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2022

Financial Highlights — continued

	Class R6

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2019(1)
			2021	2020

Net asset value — Beginning of period	$10.580		$10.060	$10.550	$10.740

Income (Loss) From Operations

Net investment income(2)	$0.210		$0.427	$0.460	$0.247

Net realized and unrealized gain (loss)	(0.243)		0.540	(0.455)	(0.190)

Total income (loss) from operations	$(0.033)		$0.967	$0.005	$0.057

Less Distributions

From net investment income	$(0.217)		$(0.447)	$(0.495)	$(0.247)

Total distributions	$(0.217)		$(0.447)	$(0.495)	$(0.247)

Net asset value — End of period	$10.330		$10.580	$10.060	$10.550

Total Return(3)	(0.23	)%(4)	9.63%	0.16%	0.53	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$75,843		$135,653	$33,814	$10

Ratios (as a percentage of average daily net assets):(5)

Expenses excluding interest and fees	0.63	%(6)(7)	0.65%	0.68%	0.62	%(6)

Interest and fee expense	0.27	%(6)	0.30%	0.55%	0.94	%(6)

Total expenses	0.90	%(6)	0.95%	1.23%	1.56	%(6)

Net investment income	4.04	%(6)	4.06%	4.63%	5.48	%(6)

Portfolio Turnover of the Portfolio	7	%(4)	28%	30%	17	%(4)(8)

(1)	For the period from the commencement of operations, May 31, 2019, to October 31, 2019.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

(7)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(8)	For the year ended October 31, 2019.

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Advantage Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Advisers Class, Class I and Class R6 shares are generally sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (95.7% at April 30, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

15

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital.

Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $556,055,875 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2021, $491,981,205 are long-term and $64,074,670 are short-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily gross assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:

Average Daily Gross Assets	Annual Fee Rate

Up to and including $1 billion	0.5000%

In excess of $1 billion up to and including $2 billion	0.4500%

In excess of $2 billion up to and including $7 billion	0.4000%

In excess of $7 billion up to and including $10 billion	0.3875%

In excess of $10 billion up to and including $15 billion	0.3750%

In excess of $15 billion	0.3625%

Gross assets are calculated by deducting all liabilities of the Fund except the principal amount of any indebtedness for money borrowed. For the six months ended April 30, 2022, the Fund incurred no investment adviser fee on such assets. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of

0.10% of the Fund’s average daily net assets. For the six months ended April 30, 2022, the administration fee amounted to $4,336,296. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2022, EVM earned $126,631 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $29,906 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2022. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2022 in the amount of $28,071. EVD also received distribution and service fees from Advisers Class, Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2022 amounted to $112,380 for Advisers Class shares and $1,751,149 for Class A shares.

16

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.60% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2022, the Fund paid or accrued to EVD $1,284,927 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.15% per annum of its average daily net assets attributable to Class C shares. Although there is no present intention to do so, Class C shares could pay service fees of up to 0.25% annually upon Trustee approval. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2022 amounted to $321,232 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months of purchase (18 months of purchase prior to April 29, 2022) (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2022, the Fund was informed that EVD received approximately $84,000 and $21,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2022, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,842,654,024 and $256,403,287, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Advisers Class

Sales	1,776,737	$18,621,163	3,423,459	$36,063,423

Issued to shareholders electing to receive payments of distributions in Fund shares	165,448	1,730,134	277,988	2,924,373

Redemptions	(1,206,780)	(12,635,579)	(1,745,553)	(18,327,758)

Net increase	735,405	$7,715,718	1,955,894	$20,660,038
Class A

Sales	20,553,522	$215,887,155	29,813,335	$314,119,196

Issued to shareholders electing to receive payments of distributions in Fund shares	2,179,777	22,793,723	4,016,339	42,241,064

Redemptions	(15,504,009)	(162,445,101)	(28,491,334)	(299,277,826)

Converted from Class C shares	1,961,510	20,563,267	8,219,508	85,748,493

Net increase	9,190,800	$96,799,044	13,557,848	$142,830,927

17

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class C

Sales	5,441,536	$56,995,824	8,817,717	$92,711,370

Issued to shareholders electing to receive payments of distributions in Fund shares	613,374	6,404,531	1,351,653	14,182,610

Redemptions	(4,146,334)	(43,327,645)	(11,262,747)	(118,040,633)

Converted to Class A shares	(1,964,284)	(20,563,267)	(8,233,702)	(85,748,493)

Net decrease	(55,708)	$(490,557)	(9,327,079)	$(96,895,146)
Class I

Sales	280,715,687	$2,945,402,120	337,493,016	$3,554,740,668

Issued to shareholders electing to receive payments of distributions in Fund shares	10,732,662	112,188,465	14,628,667	153,963,061

Redemptions	(130,432,119)	(1,362,578,116)	(146,715,867)	(1,539,924,176)

Net increase	161,016,230	$1,695,012,469	205,405,816	$2,168,779,553
Class R6

Sales	7,432,230	$77,853,327	14,428,998	$151,759,150

Issued to shareholders electing to receive payments of distributions in Fund shares	108,759	1,137,660	250,695	2,638,252

Redemptions	(13,024,877)	(136,558,381)	(5,211,932)	(54,934,991)

Net increase (decrease)	(5,483,888)	$(57,567,394)	9,467,761	$99,462,411

18

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.1%
Security	Principal Amount (000’s omitted)	Value

AGL CLO 17, Ltd., Series 2022-17A, Class E, 6.594%, (3 mo. SOFR + 6.35%), 1/21/35(1)(2)	$1,000	$962,545

Alinea CLO, Ltd.:

Series 2018-1A, Class D, 4.163%, (3 mo. USD LIBOR + 3.10%), 7/20/31(1)(2)	2,500	2,458,852

Series 2018-1A, Class E, 7.063%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	3,000	2,871,882

AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 7.954%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	5,000	4,765,795

AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 6.546%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	3,525	3,287,126

Apidos CLO XX, Series 2015-20A, Class DR, 6.744%, (3 mo. USD LIBOR + 5.70%), 7/16/31(1)(2)	2,375	2,230,716

Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 7.546%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	2,966,364

Ares XLIX CLO, Ltd.:

Series 2018-49A, Class D, 4.136%, (3 mo. USD LIBOR + 3.00%), 7/22/30(1)(2)	2,500	2,431,300

Series 2018-49A, Class E, 6.836%, (3 mo. USD LIBOR + 5.70%), 7/22/30(1)(2)	3,500	3,321,031

Ares XXXIIR CLO, Ltd.:

Series 2014-32RA, Class C, 3.406%, (3 mo. USD LIBOR + 2.90%), 5/15/30(1)(2)	5,000	4,763,050

Series 2014-32RA, Class D, 6.356%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	1,000	964,853

Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 6.744%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,000	3,848,384

Babson CLO, Ltd.:

Series 2015-1A, Class DR, 3.663%, (3 mo. USD LIBOR + 2.60%), 1/20/31(1)(2)	2,500	2,369,408

Series 2018-1A, Class C, 3.644%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	3,500	3,328,195

Bain Capital Credit CLO, Ltd., Series 2018-1A, Class D, 3.884%, (3 mo. USD LIBOR + 2.70%), 4/23/31(1)(2)	5,000	4,755,295

Battalion CLO XXII, Ltd., Series 2021-22A, Class E, 8.013%, (3 mo. USD LIBOR + 6.95%), 1/20/35(1)(2)	1,750	1,707,456

Benefit Street Partners CLO V-B, Ltd.:

Series 2018-5BA, Class C, 3.993%, (3 mo. USD LIBOR + 2.93%), 4/20/31(1)(2)	5,000	4,861,950

Series 2018-5BA, Class D, 7.013%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,500	3,342,962

Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 6.663%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,401	4,913,522

Security	Principal Amount (000’s omitted)	Value

Benefit Street Partners CLO XIV, Ltd.,

Series 2018-14A, Class D, 3.663%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	$1,500	$1,418,318

Benefit Street Partners CLO XVI, Ltd.,

Series 2018-16A, Class E, 7.744%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,250	2,193,633

Benefit Street Partners CLO XVII, Ltd.,

Series 2019-17A, Class ER, 7.394%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	1,750	1,688,929

Benefit Street Partners CLO XXII, Ltd.,

Series 2020-22A, Class ER, 7.247%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	987,499

Benefit Street Partners CLO XXV, Ltd.,

Series 2021-25A, Class E, 7.894%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	3,000	2,940,213

Betony CLO 2, Ltd.:

Series 2018-1A, Class C, 4.186%, (3 mo. USD LIBOR + 2.90%), 4/30/31(1)(2)	2,500	2,445,335

Series 2018-1A, Class D, 6.936%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	4,550	4,286,869

BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 7.903%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,250	1,201,528

BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 8.193%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	3,000	2,887,227

BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 7.551%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,977,494

BlueMountain CLO, Ltd.:

Series 2015-3A, Class CR, 3.663%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	5,000	4,697,105

Series 2015-3A, Class DR, 6.463%, (3 mo. USD LIBOR + 5.40%), 4/20/31(1)(2)	3,000	2,749,212

Series 2016-3A, Class DR, 3.606%, (3 mo. USD LIBOR + 3.10%), 11/15/30(1)(2)	1,500	1,438,814

Series 2016-3A, Class ER, 6.456%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,500	1,368,890

Series 2018-1A, Class D, 3.349%, (3 mo. USD LIBOR + 3.05%), 7/30/30(1)(2)	2,500	2,384,413

Series 2018-1A, Class E, 7.236%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	2,000	1,835,728

Series 2021-33A, Class E, 7.31%, (3 mo. USD LIBOR + 6.83%), 11/20/34(1)(2)	2,500	2,421,465

Canyon Capital CLO, Ltd.:

Series 2012-1RA, Class E, 6.744%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,875	4,482,543

Series 2016-1A, Class DR, 3.844%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	3,000	2,912,661

Series 2016-1A, Class ER, 6.794%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000	3,732,432

Series 2016-2A, Class ER, 7.044%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	4,500	4,155,466

19	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Canyon Capital CLO, Ltd.: (continued)

Series 2018-1A, Class D, 3.944%, (3 mo. USD LIBOR + 2.90%), 7/15/31(1)(2)	$3,000	$2,924,700

Series 2018-1A, Class E, 6.794%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,750	2,590,181

Series 2019-2A, Class ER, 7.794%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	1,500	1,461,224

Carlyle CLO C17, Ltd.:

Series C17A, Class CR, 3.099%, (3 mo. USD LIBOR + 2.80%), 4/30/31(1)(2)	5,000	4,885,560

Series C17A, Class DR, 7.286%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,500	3,337,841

Carlyle Global Market Strategies CLO, Ltd.:

Series 2012-3A, Class CR2, 4.538%, (3 mo. USD LIBOR + 3.50%), 1/14/32(1)(2)	2,500	2,411,645

Series 2012-3A, Class DR2, 7.538%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,500	1,374,878

Series 2014-3RA, Class C, 4.175%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	958,708

Series 2014-3RA, Class D, 6.625%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,150	1,968,970

Series 2014-4RA, Class C, 3.944%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,750	2,587,909

Series 2014-4RA, Class D, 6.694%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,500	3,103,443

Series 2019-4A, Class DR, 7.446%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,971,101

CarVal CLO IV, Ltd., Series 2021-1A, Class E, 7.663%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(2)	1,000	967,758

CIFC Funding, Ltd., Series 2022-4A, Class D, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)(3)	1,750	1,750,000

Dryden CLO, Ltd.:

Series 2018-55A, Class D, 3.894%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,500	1,447,854

Series 2018-55A, Class E, 6.444%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	2,000	1,927,626

Dryden Senior Loan Fund:

Series 2015-41A, Class DR, 3.644%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	7,000	6,707,008

Series 2015-41A, Class ER, 6.344%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	1,268	1,200,030

Series 2016-42A, Class DR, 3.974%, (3 mo. USD LIBOR + 2.93%), 7/15/30(1)(2)	2,500	2,432,592

Series 2016-42A, Class ER, 6.594%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	3,500	3,351,173

Elmwood CLO 14, Ltd., Series 2022-1A, Class E, 7.00%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	1,950	1,927,895

Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 7.689%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	4,500	4,308,601

Galaxy XXV CLO, Ltd.:

Series 2015-19A, Class D1R, 7.714%, (3 mo. USD LIBOR + 6.53%), 7/24/30(1)(2)	2,000	1,928,350

Security	Principal Amount (000’s omitted)	Value

Galaxy XXV CLO, Ltd.: (continued)

Series 2018-25A, Class D, 4.284%, (3 mo. USD LIBOR + 3.10%), 10/25/31(1)(2)	$2,500	$2,455,765

Series 2018-25A, Class E, 7.134%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	3,500	3,330,596

Golub Capital Partners CLO 37B, Ltd.:

Series 2018-37A, Class D, 4.363%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(2)	4,000	3,907,692

Series 2018-37A, Class E, 6.813%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	4,750	4,225,818

Golub Capital Partners CLO 53B, Ltd.,

Series 2021-53A, Class E, 7.763%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,250	1,203,538

Golub Capital Partners CLO 58B, Ltd.,

Series 2021-58A, Class E, 7.054%, (3 mo. USD LIBOR + 6.81%), 1/25/35(1)(2)	2,500	2,399,193

Golub Capital Partners CLO, Ltd., Series 2020-48A, Class D, 4.844%, (3 mo. USD LIBOR + 3.80%), 4/17/33(1)(2)	2,000	1,949,432

Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 7.201%, (3 mo. USD LIBOR + 6.94%), 1/30/35(1)(2)	2,000	1,927,010

Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 7.463%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	1,000	968,804

ICG US CLO, Ltd.:

Series 2018-2A, Class D, 4.236%, (3 mo. USD LIBOR + 3.10%), 7/22/31(1)(2)	2,000	1,940,890

Series 2018-2A, Class E, 6.886%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	3,000	2,757,225

Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 6.845%, (3 mo. USD LIBOR + 6.60%), 1/18/34(1)(2)	1,550	1,519,276

Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 7.901%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,466,180

Marble Point CLO XXIV, Ltd., Series 2022-1A, Class D1, 4.97%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,988,800

Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR2, 7.018%, (3 mo. USD LIBOR + 5.92%), 10/21/30(1)(2)	2,000	1,909,886

Neuberger Berman CLO XXII, Ltd.:

Series 2016-22A, Class DR, 4.144%, (3 mo. USD LIBOR + 3.10%), 10/17/30(1)(2)	2,500	2,447,435

Series 2016-22A, Class ER, 7.104%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	3,000	2,909,460

Neuberger Berman Loan Advisers CLO 28, Ltd.,

Series 2018-28A, Class E, 6.663%, (3 mo. USD LIBOR + 5.60%), 4/20/30(1)(2)	1,950	1,874,966

20	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Neuberger Berman Loan Advisers CLO 48, Ltd.,

Series 2022-48A, Class E, 7.228%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	$2,600	$2,569,726

OCP CLO, Ltd., Series 2022-24A, Class E, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)(3)	1,500	1,493,250

Palmer Square CLO, Ltd.:

Series 2013-2A, Class DRR, 6.894%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	3,250	3,182,900

Series 2015-1A, Class DR4, 6.98%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	1,948,234

Series 2018-1A, Class C, 3.544%, (3 mo. USD LIBOR + 2.50%), 4/18/31(1)(2)	3,000	2,906,328

Series 2018-1A, Class D, 6.194%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	2,000	1,925,842

Series 2018-2A, Class D, 6.663%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,000	1,941,988

Series 2021-2A, Class E, 7.394%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	983,883

Series 2022-1A, Class E, 6.816%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	5,500	5,439,236

RAD CLO 5, Ltd., Series 2019-5A, Class E, 7.884%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,750	1,741,831

RAD CLO 11, Ltd., Series 2021-11A, Class E, 7.294%, (3 mo. USD LIBOR + 6.25%), 4/15/34(1)(2)	750	721,427

RAD CLO 14, Ltd., Series 2021-14A, Class E, 6.73%, (3 mo. USD LIBOR + 6.50%), 1/15/35(1)(2)	1,050	1,006,483

Regatta XIII Funding, Ltd.:

Series 2018-2A, Class C, 4.144%, (3 mo. USD LIBOR + 3.10%), 7/15/31(1)(2)	2,500	2,459,622

Series 2018-2A, Class D, 6.994%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	5,000	4,696,830

Regatta XIV Funding, Ltd.:

Series 2018-3A, Class D, 4.384%, (3 mo. USD LIBOR + 3.20%), 10/25/31(1)(2)	2,500	2,457,677

Series 2018-3A, Class E, 7.134%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	4,500	4,226,022

Regatta XV Funding, Ltd., Series 2018-4A, Class D, 7.684%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	3,875	3,676,127

Upland CLO, Ltd.:

Series 2016-1A, Class CR, 3.963%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	4,500	4,282,636

Series 2016-1A, Class DR, 6.963%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	4,625	4,320,037

Vibrant CLO IX, Ltd.:

Series 2018-9A, Class C, 4.263%, (3 mo. USD LIBOR + 3.20%), 7/20/31(1)(2)	2,500	2,288,483

Series 2018-9A, Class D, 7.313%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	3,500	3,121,604

Vibrant CLO X, Ltd.:

Series 2018-10A, Class C, 4.313%, (3 mo. USD LIBOR + 3.25%), 10/20/31(1)(2)	5,000	4,685,000

Security	Principal Amount (000’s omitted)	Value

Vibrant CLO X, Ltd.: (continued)

Series 2018-10A, Class D, 7.253%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	$5,000	$4,482,660

Voya CLO, Ltd.:

Series 2014-1A, Class DR2, 7.044%, (3 mo. USD LIBOR + 6.00%), 4/18/31(1)(2)	3,250	2,919,179

Series 2015-3A, Class CR, 4.213%, (3 mo. USD LIBOR + 3.15%), 10/20/31(1)(2)	2,500	2,371,980

Series 2015-3A, Class DR, 7.263%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	5,500	4,910,917

Series 2016-3A, Class CR, 4.294%, (3 mo. USD LIBOR + 3.25%), 10/18/31(1)(2)	2,000	1,872,938

Series 2016-3A, Class DR, 7.124%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	3,375	2,928,838

Series 2018-1A, Class C, 3.644%, (3 mo. USD LIBOR + 2.60%), 4/19/31(1)(2)	5,000	4,751,515

Webster Park CLO, Ltd.:

Series 2015-1A, Class CR, 3.963%, (3 mo. USD LIBOR + 2.90%), 7/20/30(1)(2)	2,000	1,957,692

Series 2015-1A, Class DR, 6.563%, (3 mo. USD LIBOR + 5.50%), 7/20/30(1)(2)	2,500	2,385,108

Wellfleet CLO, Ltd., Series 2021-3A, Class E, 8.144%, (3 mo. USD LIBOR + 7.10%), 1/15/35(1)(2)	1,050	1,021,760

Total Asset-Backed Securities (identified cost $322,029,074)		$306,741,226

Common Stocks — 0.6%
Security	Shares	Value

Aerospace and Defense — 0.0%(4)

IAP Global Services, LLC(5)(6)(7)	168	$754,287

		$754,287

Automotive — 0.0%(4)

Dayco Products, LLC(6)(7)	48,926	$366,945

		$366,945

Containers and Glass Products — 0.0%(4)

LG Newco Holdco, Inc., Class A(6)(7)	342,076	$4,789,064

		$4,789,064

Electronics/Electrical — 0.1%

Skillsoft Corp.(6)(7)	1,010,393	$5,405,603

		$5,405,603

21	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care — 0.1%

Akorn Holding Company, LLC, Class A(6)(7)	792,089	$6,699,726

		$6,699,726

Nonferrous Metals/Minerals — 0.0%(4)

ACNR Holdings, Inc., Class A(6)(7)	30,298	$2,234,477

		$2,234,477

Oil and Gas — 0.2%

AFG Holdings, Inc.(5)(6)(7)	281,241	$1,597,449

McDermott International, Ltd.(6)(7)	1,382,889	894,314

QuarterNorth Energy, Inc.(6)(7)	115,233	15,037,907

RDV Resources, Inc., Class A(6)(7)	197,614	592,842

		$18,122,512

Radio and Television — 0.1%

Clear Channel Outdoor Holdings, Inc.(6)(7)	482,097	$1,185,959

Cumulus Media, Inc., Class A(6)(7)	371,654	5,117,675

iHeartMedia, Inc., Class A(6)(7)	205,018	3,278,238

		$9,581,872

Retailers (Except Food and Drug) — 0.0%(4)

David’s Bridal, LLC(5)(6)(7)	195,511	$0

Phillips Pet Holding Corp.(5)(6)(7)	2,960	1,026,607

		$1,026,607

Telecommunications — 0.1%

GEE Acquisition Holdings Corp.(5)(6)(7)	390,679	$7,200,214

		$7,200,214

Utilities — 0.0%(4)

Longview Intermediate Holdings, LLC, Class A(6)(7)	359,046	$5,385,691

		$5,385,691

Total Common Stocks (identified cost $75,567,575)		$61,566,998

Convertible Preferred Stocks — 0.1%
Security	Shares	Value

Containers and Glass Products — 0.1%

LG Newco Holdco, Inc., Series A, 13.00%(6)(7)	51,966	$6,729,605

Total Convertible Preferred Stocks (identified cost $2,728,218)		$6,729,605

Corporate Bonds — 6.6%
Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%

Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	3,750	$3,717,225

TransDigm, Inc.:

6.25%, 3/15/26(1)	1,500	1,494,173

8.00%, 12/15/25(1)	1,500	1,563,105

		$6,774,503

Air Transport — 0.6%

American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:

5.50%, 4/20/26(1)	19,300	$19,153,610

5.75%, 4/20/29(1)	14,475	13,971,270

Delta Air Lines, Inc., 7.00%, 5/1/25(1)	5,300	5,679,788

Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	7,925	7,843,834

United Airlines, Inc.:

4.375%, 4/15/26(1)	5,050	4,880,825

4.625%, 4/15/29(1)	5,050	4,640,672

		$56,169,999

Airlines — 0.1%

Air Canada, 3.875%, 8/15/26(1)	7,550	$6,989,564

		$6,989,564

Automotive — 0.1%

Clarios Global, L.P.:

6.25%, 5/15/26(1)	4,478	$4,528,310

6.75%, 5/15/25(1)	2,183	2,229,596

Tenneco, Inc.:

5.125%, 4/15/29(1)	10,125	9,883,873

7.875%, 1/15/29(1)	550	556,611

		$17,198,390

Building and Development — 0.0%(4)

Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)	3,625	$3,701,578

Winnebago Industries, Inc., 6.25%, 7/15/28(1)	1,100	1,092,850

		$4,794,428

22	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value

Business Equipment and Services — 0.7%

Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		2,475	$2,394,810

Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:

4.625%, 6/1/28(1)		20,725	18,213,752

4.625%, 6/1/28(1)		28,825	25,543,562

Prime Security Services Borrower, LLC/Prime Finance, Inc.:

5.25%, 4/15/24(1)		9,125	9,125,182

5.75%, 4/15/26(1)		17,950	17,240,616

			$72,517,922

Chemicals — 0.1%

INEOS Finance PLC, 3.375%, 3/31/26(1)	EUR	2,000	$2,008,784

INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)		3,700	3,381,966

Olympus Water US Holding Corp., 4.25%, 10/1/28(1)		7,550	6,683,864

			$12,074,614

Commercial Services — 0.1%

WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		8,775	$8,544,876

			$8,544,876

Commercial Services & Supplies — 0.1%

GFL Environmental, Inc., 4.25%, 6/1/25(1)		6,025	$5,850,787

			$5,850,787

Communications Equipment — 0.1%

CommScope, Inc., 4.75%, 9/1/29(1)		7,038	$5,896,049

			$5,896,049

Diversified Financial Services — 0.1%

AG Issuer, LLC, 6.25%, 3/1/28(1)		11,581	$11,336,236

			$11,336,236

Diversified Telecommunication Services — 0.7%

Altice France S.A.:

5.125%, 1/15/29(1)		1,600	$1,359,792

5.125%, 7/15/29(1)		63,200	53,606,872

5.50%, 10/15/29(1)		6,455	5,494,076

Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)		7,625	6,631,310

Zayo Group Holdings, Inc. , 4.00%, 3/1/27(1)		4,000	3,486,900

			$70,578,950

Security	Principal Amount* (000’s omitted)	Value

Drugs — 0.1%

Jazz Securities DAC, 4.375%, 1/15/29(1)	10,050	$9,271,376

		$9,271,376

Electronics/Electrical — 0.3%

Imola Merger Corp., 4.75%, 5/15/29(1)	20,200	$18,811,755

LogMeIn, Inc., 5.50%, 9/1/27(1)	12,010	10,523,823

		$29,335,578

Entertainment — 0.1%

AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	9,650	$8,842,729

Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	2,400	2,496,156

		$11,338,885

Food Products — 0.1%

Del Monte Foods, Inc., 11.875%, 5/15/25(1)	9,400	$10,276,973

		$10,276,973

Health Care — 0.5%

HCA, Inc., 5.25%, 4/15/25	1,250	$1,289,135

Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(1)	25,150	22,009,519

RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	2,650	2,468,157

Tenet Healthcare Corp., 4.25%, 6/1/29(1)	25,375	22,961,076

		$48,727,887

Hotels, Restaurants & Leisure — 0.6%

Carnival Corporation, 4.00%, 8/1/28(1)	37,975	$34,234,083

Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	6,790	6,172,280

NCL Corp., Ltd., 5.875%, 2/15/27(1)	22,375	21,358,727

SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,425	2,542,297

		$64,307,387

Household Products — 0.0%(4)

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	1,300	$1,152,262

		$1,152,262

Insurance — 0.0%(4)

NFP Corp., 4.875%, 8/15/28(1)	1,000	$911,370

		$911,370

23	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Internet Software & Services — 0.1%

Arches Buyer, Inc., 4.25%, 6/1/28(1)	7,525	$6,698,341

		$6,698,341

IT Services — 0.1%

Rackspace Technology Global, Inc., 3.50%, 2/15/28(1)	10,785	$9,341,372

		$9,341,372

Leisure Goods/Activities/Movies — 0.0%(4)

Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)(3)	3,475	$3,414,379

		$3,414,379

Machinery — 0.2%(4)

Clark Equipment Company, 5.875%, 6/1/25(1)	1,200	$1,217,742

Madison IAQ, LLC, 4.125%, 6/30/28(1)	12,300	10,808,932

TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,950	4,643,645

		$16,670,319

Media — 0.2%

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	6,700	$2,487,308

iHeartCommunications, Inc.:

4.75%, 1/15/28(1)	2,975	2,700,333

5.25%, 8/15/27(1)	2,500	2,340,900

6.375%, 5/1/26	1,159	1,163,779

8.375%, 5/1/27	2,101	2,084,110

Univision Communications, Inc., 4.50%, 5/1/29(1)	10,075	9,055,209

		$19,831,639

Oil, Gas & Consumable Fuels — 0.1%

CITGO Petroleum Corporation:

6.375%, 6/15/26(1)	2,100	$2,090,865

7.00%, 6/15/25(1)	12,175	12,113,151

		$14,204,016

Packaging & Containers — 0.2%

Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)	2,525	$2,522,172

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:

4.00%, 10/15/27(1)	6,325	5,527,449

4.375%, 10/15/28(1)	10,100	8,926,027

		$16,975,648

Security	Principal Amount* (000’s omitted)	Value

Pharmaceuticals — 0.2%

Bausch Health Companies, Inc.:

4.875%, 6/1/28(1)	9,050	$8,040,563

5.50%, 11/1/25(1)	2,700	2,617,299

6.125%, 2/1/27(1)	6,425	6,180,400

		$16,838,262

Professional Services — 0.1%

CoreLogic, Inc., 4.50%, 5/1/28(1)	6,000	$5,324,580

		$5,324,580

Real Estate Investment Trusts (REITs) — 0.1%

Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	7,925	$7,697,949

		$7,697,949

Software — 0.2%

Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,850	$4,953,232

Sabre GLBL, Inc.:

7.375%, 9/1/25(1)	2,675	2,710,925

9.25%, 4/15/25(1)	2,925	3,125,626

Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)	13,575	11,984,350

		$22,774,133

Specialty Retail — 0.0%(4)

PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,575	$1,466,963

		$1,466,963

Technology — 0.1%

Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	12,575	$11,210,235

		$11,210,235

Telecommunications — 0.3%

LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	10,125	$9,234,000

Lumen Technologies, Inc., 4.00%, 2/15/27(1)	14,150	12,606,164

VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	10,575	8,958,611

		$30,798,775

24	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Trading Companies & Distributors — 0.1%

American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	875	$817,171

SRS Distribution, Inc., 4.625%, 7/1/28(1)	5,100	4,676,292

		$5,493,463

Wireless Telecommunication Services — 0.1%

Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	7,250	$7,166,697

		$7,166,697

Total Corporate Bonds (identified cost $704,886,930)		$649,954,807

Exchange-Traded Funds — 0.4%
Security	Shares	Value

SPDR Blackstone Senior Loan ETF	1,009,000	$44,870,230

Total Exchange-Traded Funds (identified cost $46,274,982)		$44,870,230

Preferred Stocks — 0.1%
Security	Shares	Value

Financial Services — 0.0%

DBI Investors, Inc., Series A-1(5)(6)(7)	9,245	$0

		$0

Nonferrous Metals/Minerals — 0.1%

ACNR Holdings, Inc., 15.00% (PIK)(6)(7)	14,309	$6,081,325

		$6,081,325

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC:

Series A, 8.00% (PIK)(5)(6)(7)	5,438	$0

Series B, 10.00% (PIK)(5)(6)(7)	22,162	0

		$0

Total Preferred Stocks (identified cost $1,794,235)		$6,081,325

Senior Floating-Rate Loans — 107.5%(8)
Borrower/Description	Principal Amount* (000’s omitted)		Value

Aerospace and Defense — 2.0%

Aernnova Aerospace S.A.U.:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	1,071	$1,067,666

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,179	4,163,897

AI Convoy (Luxembourg) S.a.r.l.:

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	3,300	3,430,856

Term Loan, 5.05%, (USD LIBOR + 3.50%), 1/18/27(9)		9,128	9,084,146

Dynasty Acquisition Co., Inc.:

Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 4/6/26		39,080	38,313,331

Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 4/6/26		21,014	20,601,881

IAP Worldwide Services, Inc.:

Revolving Loan, 0.75%, 7/18/23(10)		944	936,019

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(5)		1,202	965,571

Spirit Aerosystems, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 1/15/25		8,305	8,303,467

TransDigm, Inc.:

Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 8/22/24		32,597	32,159,872

Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 12/9/25		51,178	50,265,099

WP CPP Holdings, LLC, Term Loan, 4.989%, (USD LIBOR + 3.75%, Floor 1.00%), 4/30/25(9)		35,746	33,802,759

			$203,094,564

Airlines — 1.7%

AAdvantage Loyalty IP, Ltd., Term Loan, 5.813%, (3 mo. USD LIBOR + 4.75%), 4/20/28		36,000	$36,682,488

Air Canada, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28		5,875	5,829,469

American Airlines, Inc.:

Term Loan, 2.448%, (1 mo. USD LIBOR + 1.75%), 6/27/25		16,000	15,470,000

Term Loan, 1/29/27(11)		5,128	4,934,162

Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27		23,775	24,702,225

SkyMiles IP, Ltd., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 10/20/27		40,225	41,621,693

United Airlines, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 4/21/28		38,052	37,856,747

			$167,096,784

25	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Auto Components — 2.7%

Adient US, LLC, Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/10/28		15,994	$15,927,321

American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24		15,761	15,747,841

Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(9)		10,186	9,223,096

Clarios Global, L.P.:

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	32,577	33,532,719

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/30/26		23,798	23,464,675

CS Intermediate Holdco 2, LLC, Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 11/2/23		3,898	3,620,012

Dayco Products, LLC, Term Loan, 4.758%, (3 mo. USD LIBOR + 4.25%), 5/19/23		15,208	15,081,651

DexKo Global, Inc.:

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28(10)	EUR	1,115	1,151,453

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	6,931	7,156,155

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	3,604	3,721,397

Term Loan, 4.717%, (3 mo. USD LIBOR + 3.75%), 10/4/28		2,316	2,262,732

Term Loan, 4.717%, (3 mo. USD LIBOR + 3.75%), 10/4/28		12,159	11,879,343

Garrett LX I S.a.r.l.:

Term Loan, 3.50%, (3 mo. EURIBOR+ 3.50%), 4/30/28	EUR	17,397	17,893,950

Term Loan, 4.49%, (3 mo. USD LIBOR + 3.25%), 4/30/28		6,368	6,200,840

LTI Holdings, Inc.:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 9/6/25		8,200	8,053,919

Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 7/24/26		2,389	2,357,398

Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 7/24/26		3,551	3,529,094

Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 7/24/26		2,147	2,133,457

Tenneco, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 10/1/25		36,124	35,769,942

TI Group Automotive Systems, LLC:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 12/16/26	EUR	10,499	10,965,568

Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 12/16/26		6,536	6,494,710

Truck Hero, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 1/31/28		16,656	15,584,004

Borrower/Description	Principal Amount* (000’s omitted)	Value

Auto Components (continued)

Visteon Corporation, Term Loan, 2.477%, (USD LIBOR + 1.75%), 3/25/24(9)	2,500	$2,471,095

Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	9,602	8,996,840

		$263,219,212

Automobiles — 0.6%

Bombardier Recreational Products, Inc., Term Loan, 2.488%, (1 mo. USD LIBOR + 2.00%), 5/24/27	35,733	$35,183,393

MajorDrive Holdings IV, LLC, Term Loan, 4.563%, (3 mo. USD LIBOR + 4.00%), 6/1/28	16,127	15,844,658

Thor Industries, Inc., Term Loan, 3.813%, (1 mo. USD LIBOR + 3.00%), 2/1/26	8,038	7,992,988

		$59,021,039

Beverage — 0.4%

Arterra Wines Canada, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/24/27	3,538	$3,503,013

City Brewing Company, LLC, Term Loan, 4.469%, (3 mo. USD LIBOR + 3.50%), 4/5/28	7,786	7,338,187

Naked Juice, LLC, Term Loan, 4.001%, (SOFR + 3.25%), 1/24/29	4,225	4,151,941

Triton Water Holdings, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 3/31/28	20,849	20,310,357

		$35,303,498

Biotechnology — 0.5%

Alkermes, Inc., Term Loan, 3.544%, (3 mo. USD LIBOR + 2.50%), 3/12/26	12,898	$12,671,907

Alltech, Inc., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 10/13/28	8,055	7,964,196

Grifols Worldwide Operations USA, Inc., Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 11/15/27	33,998	33,271,414

		$53,907,517

Building Products — 1.0%

ACProducts, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/17/28	20,690	$18,000,000

Cornerstone Building Brands, Inc., Term Loan, 3.804%, (3 mo. USD LIBOR + 3.25%), 4/12/28	24,780	23,339,398

CP Atlas Buyer, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 11/23/27	4,478	4,214,499

CPG International, Inc., Term Loan, 4/28/29(11)	14,950	14,828,531

LHS Borrower, LLC, Term Loan, 5.55%, (SOFR + 4.75%), 2/16/29	20,725	19,999,625

26	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Building Products (continued)

MI Windows and Doors, LLC, Term Loan, 4.30%, (SOFR + 3.50%), 12/18/27		6,447	$6,404,747

Standard Industries, Inc., Term Loan, 3.788%, (6 mo. USD LIBOR + 2.50%), 9/22/28		16,884	16,869,083

			$103,655,883

Capital Markets — 4.1%

Advisor Group, Inc., Term Loan, 5.264%, (1 mo. USD LIBOR + 4.50%), 7/31/26		42,712	$42,627,112

AllSpring Buyer, LLC, Term Loan, 4.31%, (3 mo. USD LIBOR + 3.25%), 11/1/28		8,355	8,349,617

Andromeda Investissements, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 6/12/26	EUR	5,250	5,419,068

Apex Group Treasury, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 7/27/28		6,195	6,166,806

Aretec Group, Inc., Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 10/1/25		25,917	25,900,904

Axalta Coating Systems US Holdings, Inc., Term Loan, 2.756%, (3 mo. USD LIBOR + 1.75%), 6/1/24		13,990	13,869,316

Brookfield Property REIT, Inc., Term Loan, 3.30%, (SOFR + 2.50%), 8/27/25(9)		6,489	6,406,594

CeramTec AcquiCo GmbH, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/16/29	EUR	14,461	14,997,301

Citco Funding, LLC, Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 9/28/23		17,233	17,211,603

Clipper Acquisitions Corp., Term Loan, 2.188%, (1 mo. USD LIBOR + 1.75%), 3/3/28		11,932	11,777,605

Edelman Financial Center, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 4/7/28		33,665	33,451,939

EIG Management Company, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 2/22/25		2,712	2,698,440

FinCo I, LLC, Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 6/27/25		26,247	26,142,878

Focus Financial Partners, LLC:

Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 7/3/24		22,598	22,491,580

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 6/30/28		10,997	10,939,060

Franklin Square Holdings, L.P., Term Loan, 3.063%, (1 mo. USD LIBOR + 2.25%), 8/1/25		6,586	6,512,008

Greenhill & Co., Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/12/24		5,525	5,503,889

Guggenheim Partners, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 7/21/23		32,790	32,735,194

HighTower Holdings, LLC, Term Loan, 5.098%, (3 mo. USD LIBOR + 4.00%), 4/21/28		12,239	12,126,560

Hudson River Trading, LLC, Term Loan, 3.815%, (SOFR + 3.00%), 3/20/28		30,195	29,840,696

LPL Holdings, Inc., Term Loan, 2.205%, (1 mo. USD LIBOR + 1.75%), 11/12/26		19,452	19,282,038

Borrower/Description	Principal Amount* (000’s omitted)		Value

Capital Markets (continued)

Mariner Wealth Advisors, LLC:

Term Loan, 4.496%, (SOFR + 3.25%), 8/18/28		1,289	$1,277,280

Term Loan, 4.496%, (SOFR + 3.25%), 8/18/28		9,009	8,929,908

Term Loan, 8/18/28(11)		714	708,036

Term Loan, 8/18/28(11)		4,286	4,248,214

Press Ganey Holdings, Inc., Term Loan, 4.988%, (USD LIBOR + 3.75%), 7/24/26(9)		2,481	2,459,539

Victory Capital Holdings, Inc.:

Term Loan, 3.219%, (3 mo. USD LIBOR + 2.25%), 7/1/26		18,972	18,840,006

Term Loan, 12/29/28(11)		11,475	11,369,463

			$402,282,654

Chemicals — 4.4%

Apergy Corporation:

Term Loan, 3.313%, (1 mo. USD LIBOR + 2.50%), 5/9/25		1,687	$1,677,259

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 6/3/27		1,779	1,788,272

Aruba Investments, Inc.:

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 11/24/27	EUR	4,232	4,431,327

Term Loan, 4.576%, (3 mo. USD LIBOR + 3.75%), 11/24/27		6,237	6,182,582

Atotech B.V.:

Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), 3/18/28	EUR	2,975	3,111,015

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 3/18/28		22,674	22,522,063

Caldic B.V., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/3/29	EUR	6,000	6,266,404

Charter NEX US, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 12/1/27		14,801	14,744,042

Chemours Company (The), Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/3/25	EUR	5,625	5,835,344

Colouroz Investment 1 GmbH:

Term Loan, 9/21/23(11)	EUR	1,697	1,732,142

Term Loan, 9/21/23(11)	EUR	40	40,434

CPC Acquisition Corp., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 12/29/27		19,899	18,904,050

Flint Group GmbH:

Term Loan, 5.00%, (EURIBOR + 4.25%, Floor 0.75%), 4.25% cash, 0.75% PIK, 9/21/23(9)	EUR	1,231	1,256,064

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		1,326	1,281,103

Term Loan, 9/21/23(11)	EUR	46	47,371

Term Loan, 9/21/23(11)	EUR	106	107,864

Term Loan, 9/21/23(11)	EUR	209	213,757

27	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Chemicals (continued)

Flint Group US, LLC:

Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23(9)		1,989	$1,929,552

Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23(9)		8,028	7,754,738

Gemini HDPE, LLC, Term Loan, 4.239%, (3 mo. USD LIBOR + 3.00%), 12/31/27		6,084	6,069,501

GEON Performance Solutions, LLC, Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 8/18/28		7,737	7,729,600

Groupe Solmax, Inc., Term Loan, 5.481%, (3 mo. USD LIBOR + 4.75%), 5/29/28		17,294	16,894,225

INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	2,325	2,403,704

INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26		2,484	2,475,684

INEOS Finance PLC:

Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), 4/1/24	EUR	7,920	8,249,387

Term Loan, 3.25%, (1 mo. EURIBOR + 2.75%, Floor 0.50%), 11/4/28	EUR	9,675	10,010,166

INEOS Quattro Holdings UK Ltd, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	30,000	30,653,827

INEOS Styrolution US Holding, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 1/29/26		23,284	23,062,179

INEOS US Finance, LLC:

Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 4/1/24		794	791,103

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 11/8/28		8,200	8,138,500

Kraton Corporation, Term Loan, 3.99%, (3 mo. USD LIBOR + 3.25%), 3/15/29		6,225	6,209,437

Kraton Polymers Holdings B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	4,650	4,847,266

Lonza Group AG:

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	7,873	8,099,968

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	9,025	9,284,883

Term Loan, 5.006%, (6 mo. USD LIBOR + 4.00%), 7/3/28		24,279	23,610,966

LSF11 Skyscraper Holdco S.a.r.l.:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/29/27	EUR	13,775	14,389,643

Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 9/29/27		5,618	5,586,859

Messer Industries GmbH:

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/2/26	EUR	2,450	2,538,917

Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 3/2/26		6,679	6,630,713

Borrower/Description	Principal Amount* (000’s omitted)		Value

Chemicals (continued)

Minerals Technologies, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/14/24		11,049	$11,042,367

Momentive Performance Materials, Inc., Term Loan, 4.02%, (1 mo. USD LIBOR + 3.25%), 5/15/24		1,120	1,113,468

Olympus Water US Holding Corporation:

Term Loan, 4.746%, (3 mo. USD LIBOR + 3.75%), 11/9/28		5,511	5,424,585

Term Loan, 5.298%, (SOFR + 4.50%), 11/9/28		5,950	5,879,344

Orion Engineered Carbons GmbH:

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 9/24/28	EUR	1,250	1,297,259

Term Loan, 3.256%, (3 mo. USD LIBOR + 2.25%), 9/24/28		4,925	4,879,076

PQ Corporation, Term Loan, 3.739%, (3 mo. USD LIBOR + 2.50%), 6/9/28		25,656	25,471,709

Rohm Holding GmbH:

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 7/31/26	EUR	2,350	2,348,979

Term Loan, 5.269%, (3 mo. USD LIBOR + 4.75%), 7/31/26		19,635	19,045,735

Spectrum Holdings III Corp., Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 1/31/25		5,559	5,383,939

Starfruit Finco B.V., Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 10/1/25		8,260	8,156,612

Trinseo Materials Operating S.C.A.:

Term Loan, 2.764%, (1 mo. USD LIBOR + 2.50%), 5/3/28		8,536	8,448,617

Term Loan, 9/6/24(11)		6,750	6,687,421

Tronox Finance, LLC:

Term Loan, 3.215%, (USD LIBOR + 2.25%), 3/10/28(9)		12,836	12,736,879

Term Loan, 4/4/29(11)		3,975	3,965,062

W.R. Grace & Co.-Conn., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 9/22/28		17,157	17,064,781

			$436,447,744

Clothing/Textiles — 0.0%(4)

Samsonite International S.A., Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 4/25/25		4,497	$4,431,976

			$4,431,976

Commercial Services & Supplies — 2.7%

Allied Universal Holdco, LLC:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/12/28	EUR	4,484	$4,529,087

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 5/12/28		17,542	17,124,121

28	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Commercial Services & Supplies (continued)

Asplundh Tree Expert, LLC, Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 9/7/27		10,293	$10,208,331

Belfor Holdings, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 4/6/26		6,917	6,917,446

Clean Harbors, Inc., Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 10/8/28		6,035	6,022,051

Covanta Holding Corporation:

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 11/30/28		2,256	2,248,785

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 11/30/28		169	168,448

EnergySolutions, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/9/25		18,781	18,545,953

Garda World Security Corporation:

Term Loan, 4.874%, (SOFR + 4.25%), 2/1/29		5,675	5,618,250

Term Loan, 4.92%, (1 mo. USD LIBOR + 4.25%), 10/30/26		15,008	14,902,075

GFL Environmental, Inc., Term Loan, 4.239%, (3 mo. USD LIBOR + 3.00%), 5/30/25		7,693	7,687,043

Harsco Corporation, Term Loan, 3.125%, (1 mo. USD LIBOR + 2.25%), 3/10/28		3,846	3,735,367

IRI Holdings, Inc.:

Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 12/1/25		27,823	27,826,384

Term Loan, 5.764%, (1 mo. USD LIBOR + 5.00%), 12/1/25		7,585	7,582,922

KAR Auction Services, Inc., Term Loan, 3.063%, (1 mo. USD LIBOR + 2.25%), 9/19/26		5,235	5,221,430

LABL, Inc., Term Loan, 5.764%, (1 mo. USD LIBOR + 5.00%), 10/29/28		9,501	9,337,292

Monitronics International, Inc., Term Loan, 8.75%, (1 mo. USD LIBOR + 7.50%, Floor 1.25%), 3/29/24		15,089	11,668,483

PECF USS Intermediate Holding III Corporation, Term Loan, 4.758%, (1 mo. USD LIBOR + 4.25%), 12/15/28		14,663	14,479,959

Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25		14,773	13,739,272

Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(9)		17,985	17,795,803

SITEL Group, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 8/28/28	EUR	7,075	7,407,795

SITEL Worldwide Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/28/28		30,533	30,284,919

Tempo Acquisition, LLC, Term Loan, 3.70%, (SOFR + 3.00%), 8/31/28		4,263	4,240,246

Borrower/Description	Principal Amount* (000’s omitted)		Value

Commercial Services & Supplies (continued)

TMS International Corp., Term Loan, 3.91%, (USD LIBOR + 2.75%), 8/14/24(9)		2,173	$2,161,638

TruGreen Limited Partnership, Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 11/2/27		5,012	5,000,597

US Ecology Holdings, Inc., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 11/1/26		3,030	3,021,253

Werner FinCo L.P., Term Loan, 5.006%, (3 mo. USD LIBOR + 4.00%), 7/24/24		11,589	11,458,271

			$268,933,221

Communications Equipment — 0.3%

CommScope, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/6/26		19,404	$18,722,195

Digi International, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 5.00%, Floor 0.50%), 11/1/28		6,146	6,127,007

Tiger Acquisition, LLC, Term Loan, 3.758%, (3 mo. USD LIBOR + 3.25%), 6/1/28		5,434	5,216,580

			$30,065,782

Construction Materials — 0.4%

Oscar AcquisitionCo, LLC, Term Loan, 4/30/29(11)		14,400	$13,806,000

Quikrete Holdings, Inc.:

Term Loan, 3.389%, (1 mo. USD LIBOR + 2.625%), 2/1/27		4,816	4,687,859

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 6/11/28		24,400	23,823,038

			$42,316,897

Containers & Packaging — 1.8%

Berlin Packaging, LLC, Term Loan, 4.338%, (USD LIBOR + 3.75%), 3/11/28(9)		16,592	$16,446,448

Berry Global, Inc., Term Loan, 2.238%, (1 mo. USD LIBOR + 1.75%), 7/1/26		11,156	11,004,651

BWAY Holding Company, Term Loan, 3.705%, (1 mo. USD LIBOR + 3.25%), 4/3/24		10,986	10,797,141

Clydesdale Acquisition Holdings, Inc., Term Loan, 4/13/29(11)		14,100	13,936,567

Kouti B.V., Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 8/31/28	EUR	32,750	33,539,044

Pregis TopCo Corporation:

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 7/31/26		2,370	2,330,565

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 7/31/26		1,642	1,615,072

Pretium PKG Holdings, Inc.:

Term Loan, 4.733%, (USD LIBOR + 4.00%), 10/2/28(9)		7,855	7,642,237

Term Loan - Second Lien, 7.25%, (USD LIBOR + 6.75%, Floor 0.50%), 10/1/29(9)		7,100	6,851,500

29	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Containers & Packaging (continued)

Pro Mach Group, Inc.:

Term Loan, 4.00%, 8/31/28(10)	183	$182,330

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 8/31/28	2,658	2,649,040

Proampac PG Borrower, LLC, Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 11/3/25(9)	26,152	25,818,195

Reynolds Group Holdings, Inc.:

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 2/5/26	12,541	12,232,949

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 9/20/28	12,413	12,128,910

Trident TPI Holdings, Inc.:

Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 10/17/24	12,453	12,408,303

Term Loan, 4.479%, (1 mo. USD LIBOR + 4.00%), 9/15/28(10)	1,155	1,143,126

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 9/15/28	8,126	8,039,445

		$178,765,523

Distributors — 0.6%

Autokiniton US Holdings, Inc., Term Loan, 5.00%, (12 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28	22,631	$22,347,738

Phillips Feed Service, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(5)	546	437,018

White Cap Buyer, LLC, Term Loan, 4.45%, (SOFR + 3.75%), 10/19/27	34,045	33,289,128

		$56,073,884

Diversified Consumer Services — 0.7%

Ascend Learning, LLC:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/11/28	16,678	$16,499,439

Term Loan - Second Lien, 6.514%, (1 mo. USD LIBOR + 5.75%), 12/10/29	5,243	5,193,074

FrontDoor, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 6/17/28	968	964,059

KUEHG Corp.:

Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 2/21/25	36,470	36,184,005

Term Loan - Second Lien, 9.256%, (3 mo. USD LIBOR + 8.25%), 8/22/25	4,075	4,076,271

Sotheby’s, Term Loan, 5.544%, (3 mo. USD LIBOR + 4.50%), 1/15/27	5,468	5,473,420

		$68,390,268

Borrower/Description	Principal Amount* (000’s omitted)		Value

Diversified Financial Services — 0.5%

Concorde Midco Ltd, Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	7,480	$7,854,035

Sandy BidCo B.V., Term Loan, 6/12/28(11)	EUR	22,608	23,738,909

Zephyr Bidco Limited:

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 7/23/25	EUR	5,025	5,181,187

Term Loan, 5.473%, (SONIA + 4.75%), 7/23/25	GBP	8,725	10,683,259

			$47,457,390

Diversified Telecommunication Services — 4.0%

Altice France S.A.:

Term Loan, 4.506%, (3 mo. USD LIBOR + 4.00%), 8/14/26		10,412	$10,356,785

Term Loan, 4.732%, (3 mo. USD LIBOR + 3.69%), 1/31/26		10,640	10,550,436

CenturyLink, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 3/15/27		65,919	63,319,268

GEE Holdings 2, LLC:

Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25		9,869	9,634,457

Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26		7,108	5,864,015

LCPR Loan Financing, LLC, Term Loan, 4.304%, (1 mo. USD LIBOR + 3.75%), 10/16/28		1,800	1,797,750

Numericable Group S.A.:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	6,274	6,437,662

Term Loan, 3.989%, (3 mo. USD LIBOR + 2.75%), 7/31/25		17,204	16,918,386

Telenet Financing USD, LLC, Term Loan, 2.554%, (1 mo. USD LIBOR + 2.00%), 4/30/28		38,225	37,455,722

Telenet International Finance S.a.r.l., Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 4/30/29	EUR	6,565	6,695,253

UPC Broadband Holding B.V.:

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	5,650	5,782,895

Term Loan, 2.804%, (1 mo. USD LIBOR + 2.25%), 4/30/28		8,800	8,677,170

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	15,150	15,662,846

UPC Financing Partnership, Term Loan, 3.554%, (1 mo. USD LIBOR + 3.00%), 1/31/29		33,975	33,711,082

Virgin Media Bristol, LLC:

Term Loan, 3.054%, (1 mo. USD LIBOR + 2.50%), 1/31/28		44,255	43,677,609

Term Loan, 3.804%, (1 mo. USD LIBOR + 3.25%), 1/31/29		500	498,298

Virgin Media Ireland Limited, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 7/15/29	EUR	12,500	12,930,209

30	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Diversified Telecommunication Services (continued)

Virgin Media SFA Finance Limited:

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 1/31/29	EUR	13,800	$14,108,563

Term Loan, 3.973%, (SONIA + 3.25%), 1/15/27	GBP	11,825	14,519,297

Zayo Group Holdings, Inc., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 3/9/27	EUR	4,484	4,534,762

Ziggo B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	22,500	22,875,937

Ziggo Financing Partnership, Term Loan, 3.054%, (1 mo. USD LIBOR + 2.50%), 4/30/28		55,075	54,099,732

			$400,108,134

Electrical Equipment — 0.2%

Brookfield WEC Holdings, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 8/1/25		4,246	$4,179,902

GrafTech Finance, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 2/12/25		5,291	5,270,559

II-VI Incorporated, Term Loan, 1/14/28(11)		13,825	13,786,981

			$23,237,442

Electronic Equipment, Instruments & Components — 1.4%

Celestica, Inc., Term Loan, 2.823%, (1 mo. USD LIBOR + 2.13%), 6/27/25		4,072	$4,043,961

Chamberlain Group, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/3/28		20,449	20,119,648

CPI International, Inc., Term Loan, 4.488%, (USD LIBOR + 3.25%, Floor 1.00%), 7/26/24(9)		14,071	13,992,190

Creation Technologies, Inc., Term Loan, 6.462%, (3 mo. USD LIBOR + 5.50%), 10/5/28		12,625	12,151,562

DG Investment Intermediate Holdings 2, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 3/31/28		5,161	5,117,301

EXC Holdings III Corp.:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 12/2/24	EUR	1,676	1,758,862

Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 12/2/24		4,496	4,473,088

Ingram Micro, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 6/30/28		6,594	6,576,042

Minimax Viking GmbH, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	1,914	1,988,951

Mirion Technologies, Inc., Term Loan, 3.25%, (6 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/20/28		9,077	8,984,853

Robertshaw US Holding Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25		20,814	18,712,075

Borrower/Description	Principal Amount* (000’s omitted)		Value

Electronic Equipment, Instruments & Components (continued)

TTM Technologies, Inc., Term Loan, 2.955%, (1 mo. USD LIBOR + 2.50%), 9/28/24		6,035	$6,041,511

Verifone Systems, Inc., Term Loan, 4.498%, (3 mo. USD LIBOR + 4.00%), 8/20/25		19,719	19,386,225

Verisure Holding AB:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 7/20/26	EUR	4,900	5,028,394

Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 3/27/28	EUR	11,550	11,819,135

			$140,193,798

Energy Equipment & Services — 0.2%

Ameriforge Group, Inc.:

Term Loan, 12.603%, (USD LIBOR + 13.00%, Floor 1.00%), 12/29/23(9)(10)		2,098	$1,048,867

Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, 12/31/23		16,539	8,269,714

Lealand Finance Company B.V.:

Term Loan, 4.457%, (1 mo. USD LIBOR + 4.00%), 1.457% cash, 3.00% PIK, 6/30/25		3,281	1,722,548

Letter of Credit, 4.486%, 6/28/24(9)		10,000	8,150,000

			$19,191,129

Engineering & Construction — 1.5%

Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28		17,946	$17,822,397

Amentum Government Services Holdings, LLC:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 1/29/27		10,565	10,531,904

Term Loan, 4.647%, (SOFR + 4.00%), 2/15/29(9)		11,075	11,030,013

American Residential Services, LLC, Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 10/15/27		8,576	8,457,750

APi Group DE, Inc.:

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 10/1/26		15,312	15,242,797

Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 1/3/29		13,186	13,154,436

Artera Services, LLC, Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 3/6/25		14,441	13,574,423

Brand Energy & Infrastructure Services, Inc., Term Loan, 5.294%, (USD LIBOR + 4.25%, Floor 1.00%), 6/21/24(9)		22,848	21,719,600

Centuri Group, Inc., Term Loan, 3.008%, (3 mo. USD LIBOR + 2.50%), 8/27/28		9,301	9,207,037

Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26		13,491	13,483,019

31	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Engineering & Construction (continued)

Osmose Utilities Services, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 6/23/28		5,591	$5,524,252

Pike Corporation, Term Loan, 3.77%, (1 mo. USD LIBOR + 3.00%), 1/21/28		3,955	3,941,263

USIC Holdings, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 5/12/28		7,903	7,836,210

			$151,525,101

Entertainment — 2.5%

Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28		4,359	$4,347,866

AMC Entertainment Holdings, Inc., Term Loan, 3.488%, (1 mo. USD LIBOR + 3.00%), 4/22/26		21,473	19,226,757

City Football Group Limited, Term Loan, 4.598%, (3 mo. USD LIBOR + 3.50%), 7/21/28		15,711	15,317,859

Creative Artists Agency, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 11/27/26		10,427	10,399,706

Crown Finance US, Inc.:

Term Loan, 4.00%, (6 mo. USD LIBOR + 2.50%, Floor 1.50%), 2/28/25		29,013	22,227,050

Term Loan, 10.076%, (6 mo. USD LIBOR + 8.25%), 2/28/25		3,841	4,107,978

Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(12)		7,605	8,813,842

Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24		72,728	72,546,427

Playtika Holding Corp., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 3/13/28		38,818	38,464,740

Renaissance Holding Corp.:

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 5/30/25		7,021	6,968,931

Term Loan, 5.00%, (SOFR + 4.50%, Floor 0.50%), 3/30/29		2,800	2,796,500

Term Loan - Second Lien, 7.764%, (1 mo. USD LIBOR + 7.00%), 5/29/26		3,175	3,157,423

UFC Holdings, LLC, Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), 4/29/26		34,044	33,603,080

Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	3,433	3,002,581

			$244,980,740

Equity Real Estate Investment Trusts (REITs) — 0.1%

Iron Mountain, Inc., Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 1/2/26		9,096	$9,050,520

			$9,050,520

Borrower/Description	Principal Amount* (000’s omitted)		Value

Food & Staples Retailing — 0.0%(4)

BJ’s Wholesale Club, Inc., Term Loan, 2.525%, (1 mo. USD LIBOR + 2.00%), 2/3/24		2,779	$2,781,469

			$2,781,469

Food Products — 2.1%

8th Avenue Food & Provisions, Inc., Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 10/1/25		7,363	$6,576,079

Badger Buyer Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 9/30/24		9,644	9,017,268

CHG PPC Parent, LLC:

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/31/25	EUR	2,000	2,066,384

Term Loan, 3.813%, (1 mo. USD LIBOR + 3.00%), 12/8/28		6,325	6,230,125

Del Monte Foods, Inc., Term Loan, 2/15/29(11)		6,625	6,558,750

Froneri International, Ltd., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 1/29/27		21,271	20,779,230

H Food Holdings, LLC:

Term Loan, 4.451%, (1 mo. USD LIBOR + 3.69%), 5/23/25		11,448	10,999,951

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 5/23/25		6,168	5,946,801

JBS USA LUX S.A., Term Loan, 2.804%, (6 mo. USD LIBOR + 2.00%), 5/1/26		54,459	54,336,371

Monogram Food Solutions, LLC, Term Loan, 4.813%, (1 mo. USD LIBOR + 4.00%), 8/28/28		6,633	6,567,041

Nomad Foods Europe Midco Limited, Term Loan, 2.756%, (3 mo. USD LIBOR + 2.25%), 5/15/24		18,743	18,635,484

Shearer’s Foods, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 9/23/27		4,521	4,388,103

Simply Good Foods USA, Inc., Term Loan, 3.792%, (SOFR + 3.25%), 7/7/24		2,699	2,701,464

Sovos Brands Intermediate, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 6/8/28		10,088	10,016,993

Sunshine Investments B.V.:

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 3/28/25	EUR	10,618	11,182,383

Term Loan, 4.089%, (SONIA + 3.50%), 3/28/25	GBP	750	941,762

United Petfood Group B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 4/23/28	EUR	9,025	9,247,199

UTZ Quality Foods, LLC, Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 1/20/28		2,274	2,257,207

Valeo F1 Company Limited (Ireland):

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/30/28	EUR	9,450	9,645,278

Term Loan, 5.691%, (SONIA + 5.00%), 6/28/28	GBP	5,500	6,630,693

			$204,724,566

32	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Gas Utilities — 0.3%

CQP Holdco L.P., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 6/5/28		30,236	$30,198,159

			$30,198,159

Health Care Equipment & Supplies — 1.3%

Bayou Intermediate II, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 8/2/28		10,698	$10,671,442

CryoLife, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 6/1/27		6,610	6,535,176

Gloves Buyer, Inc., Term Loan, 4.671%, (1 mo. USD LIBOR + 4.00%), 12/29/27		18,542	18,309,793

ICU Medical, Inc., Term Loan, 3.00%, (SOFR + 2.50%, Floor 0.50%), 1/8/29		8,100	8,088,611

Journey Personal Care Corp., Term Loan, 5.256%, (3 mo. USD LIBOR + 4.25%), 3/1/28		25,271	23,817,594

Medline Borrower, L.P.:

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 10/23/28		32,100	31,592,981

Term Loan, 10/23/28(11)	EUR	1,000	1,034,291

Ortho-Clinical Diagnostics S.A.:

Term Loan, 3.452%, (1 mo. USD LIBOR + 3.00%), 6/30/25		20,534	20,509,766

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 6/30/25	EUR	3,684	3,867,760

			$124,427,414

Health Care Providers & Services — 6.7%

ADMI Corp.:

Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 4/30/25		5,339	$5,265,619

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/23/27		1,644	1,628,456

AEA International Holdings (Lux) S.a.r.l., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 9/7/28		17,606	17,583,806

Biogroup-LCD, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 2/9/28	EUR	11,000	11,210,389

BW NHHC Holdco, Inc., Term Loan, 5.488%, (3 mo. USD LIBOR + 5.00%), 5/15/25		14,770	11,175,628

CAB, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 2/9/28	EUR	7,850	8,180,426

Cano Health, LLC, Term Loan, 4.507%, (SOFR + 4.00%), 11/23/27		14,542	14,369,393

CCRR Parent, Inc., Term Loan, 4.76%, (3 mo. USD LIBOR + 3.75%), 3/6/28		5,316	5,340,609

Cerba Healthcare S.A.S.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	14,025	14,413,461

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	6,775	6,962,652

Borrower/Description	Principal Amount* (000’s omitted)		Value

Health Care Providers & Services (continued)

Cerba Healthcare S.A.S.: (continued)

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/15/29	EUR	8,600	$9,013,437

CHG Healthcare Services, Inc., Term Loan, 4.998%, (USD LIBOR + 3.50%), 9/29/28(9)		14,054	13,986,731

Covis Finco S.a.r.l., Term Loan, 6.787%, (SOFR + 6.50%), 2/18/27		14,150	12,876,500

Dedalus Finance GmbH, Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 7/17/27	EUR	20,150	20,911,817

Electron BidCo, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 11/1/28		19,405	19,276,611

Elsan S.A.S., Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 6/16/28	EUR	4,150	4,302,522

Ensemble RCM, LLC, Term Loan, 4.989%, (3 mo. USD LIBOR + 3.75%), 8/3/26		18,805	18,769,518

Envision Healthcare Corporation, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/10/25		57,677	35,567,347

Hanger, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 3/6/25		22,918	22,867,474

IVC Acquisition, Ltd.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 2/13/26	EUR	9,760	10,159,888

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/13/26	EUR	20,825	21,745,713

Term Loan, 5.255%, (SONIA + 4.50%), 2/13/26	GBP	1,050	1,303,407

LSCS Holdings, Inc., Term Loan, 5.264%, (1 mo. USD LIBOR + 4.50%), 12/16/28		11,591	11,525,751

MDVIP, Inc., Term Loan, 4.304%, (1 mo. USD LIBOR + 3.75%), 10/16/28		5,900	5,875,415

Medical Solutions Holdings, Inc.:

Term Loan, 3.50%, 11/1/28(10)		3,024	3,003,839

Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/1/28		15,876	15,770,155

Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 7.00%, Floor 0.50%), 11/1/29		9,500	9,179,375

Mehilainen Yhtiot Oy, Term Loan, 3.53%, (EURIBOR + 3.53%), 8/11/25(9)	EUR	7,975	8,255,480

Midwest Physician Administrative Services, LLC, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 3/12/28		16,919	16,636,722

National Mentor Holdings, Inc.:

Term Loan, 4.653%, (USD LIBOR + 3.75%), 3/2/28(9)		23,326	22,470,523

Term Loan, 4.76%, (3 mo. USD LIBOR + 3.75%), 3/2/28		645	620,881

Term Loan - Second Lien, 8.26%, (3 mo. USD LIBOR + 7.25%), 3/2/29		6,475	6,248,375

Option Care Health, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 10/27/28		8,109	8,089,671

33	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Health Care Providers & Services (continued)

Pacific Dental Services, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/5/28		5,186	$5,153,401

Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 7.014%, (1 mo. USD LIBOR + 6.25%), 2/13/26		2,575	2,569,636

Pediatric Associates Holding Company, LLC:

Term Loan, 2.78%, (3 mo. USD LIBOR + 3.25%), 12/29/28(10)		1,079	1,069,507

Term Loan, 5.076%, (6 mo. USD LIBOR + 3.25%), 12/29/28		7,121	7,058,743

PetVet Care Centers, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/14/25		7,918	7,878,201

Phoenix Guarantor, Inc.:

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/5/26		26,448	26,056,368

Term Loan, 4.132%, (1 mo. USD LIBOR + 3.50%), 3/5/26		12,486	12,301,250

Radiology Partners, Inc., Term Loan, 4.846%, (1 mo. USD LIBOR + 4.25%), 7/9/25		29,695	29,240,192

Radnet Management, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/21/28		14,491	14,372,765

Ramsay Generale de Sante S.A., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 4/22/27	EUR	9,900	10,401,584

Select Medical Corporation, Term Loan, 3.02%, (1 mo. USD LIBOR + 2.25%), 3/6/25		56,458	56,105,041

Signify Health, LLC, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 6/22/28		9,108	9,013,134

Sound Inpatient Physicians, Term Loan, 3.668%, (1 mo. USD LIBOR + 3.00%), 6/27/25		2,605	2,596,355

Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26		31,908	31,659,562

Synlab Bondco PLC, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,600	2,692,813

Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24		6,116	5,747,094

TTF Holdings, LLC, Term Loan, 5.063%, (1 mo. USD LIBOR + 4.25%), 3/31/28		6,074	6,028,304

U.S. Anesthesia Partners, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.25%, Floor 0.50%), 10/1/28		18,551	18,358,388

WP CityMD Bidco, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/22/28		18,751	18,577,818

			$661,467,747

Health Care Technology — 2.2%

athenahealth, Inc.:

Term Loan, 1.75%, 2/15/29(10)		2,228	$2,207,650

Borrower/Description	Principal Amount* (000’s omitted)		Value

Health Care Technology (continued)

athenahealth, Inc.: (continued)

Term Loan, 4.009%, (SOFR + 3.50%), 2/15/29		13,147	$13,025,132

Bracket Intermediate Holding Corp., Term Loan, 5.219%, (3 mo. USD LIBOR + 4.25%), 9/5/25		14,907	14,836,674

Certara L.P., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 8/15/26		9,425	9,331,090

Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24		25,375	25,347,503

eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27		9,710	9,694,866

GHX Ultimate Parent Corporation, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 6/28/24		9,896	9,834,228

Imprivata, Inc.:

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 12/1/27		20,946	20,873,514

Term Loan, 4.75%, (SOFR + 4.25%, Floor 0.50%), 12/1/27		3,625	3,631,043

MedAssets Software Intermediate Holdings, Inc.:

Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 12/18/28		17,800	17,688,750

Term Loan - Second Lien, 7.25%, (3 mo. USD LIBOR + 6.75%, Floor 0.50%), 12/17/29		9,625	9,491,453

Navicure, Inc., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 10/22/26		22,412	22,419,476

PointClickCare Technologies, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27		5,148	5,102,955

Project Ruby Ultimate Parent Corp., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/3/28		14,589	14,456,767

Symplr Software, Inc., Term Loan, 5.251%, (3 mo. USD LIBOR + 4.50%), 12/22/27		9,237	9,181,448

Verscend Holding Corp., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 8/27/25		28,175	28,153,485

			$215,276,034

Hotels, Restaurants & Leisure — 4.0%

1011778 B.C. Unlimited Liability Company, Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 11/19/26		48,520	$47,675,806

Carnival Corporation:

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25		4,133	4,080,240

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 6/30/25	EUR	9,706	10,145,141

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 10/18/28		40,598	40,040,024

Churchill Downs Incorporated, Term Loan, 2.77%, (1 mo. USD LIBOR + 2.00%), 12/27/24		3,351	3,338,683

34	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Hotels, Restaurants & Leisure (continued)

ClubCorp Holdings, Inc., Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 9/18/24		23,760	$23,197,291

Fertitta Entertainment, LLC, Term Loan, 4.70%, (SOFR + 4.00%), 1/27/29		35,526	35,401,244

Golden Nugget, LLC, Term Loan, 13.00%, (1 mo. USD LIBOR + 12.00%, Floor 1.00%), 10/4/23		1,875	2,006,250

GVC Holdings PLC, Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 3/29/24	EUR	21,325	22,121,207

Herschend Entertainment Company, LLC, Term Loan, 4.56%, (1 mo. USD LIBOR + 3.75%), 8/27/28		4,577	4,554,115

Hilton Grand Vacations Borrower, LLC, Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 8/2/28		10,050	10,021,241

IRB Holding Corp.:

Term Loan, 3.75%, (SOFR + 3.00%, Floor 0.75%), 12/15/27		34,057	33,652,636

Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 2/5/25		7,105	7,051,062

NCL Corporation Limited, Term Loan, 1/2/24(11)		4,500	4,404,375

Oravel Stays Singapore Pte, Ltd., Term Loan, 9.21%, (3 mo. USD LIBOR + 8.25%), 6/23/26		6,005	6,034,648

Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24		21,608	21,301,545

Raptor Acquisition Corp., Term Loan, 4.934%, (3 mo. USD LIBOR + 4.00%), 11/1/26		8,839	8,820,472

Scientific Games Holdings, L.P.:

Term Loan, 4/4/29(11)	EUR	1,000	1,045,060

Term Loan, 4/14/29(11)		10,500	10,421,250

Term Loan, 4.175%, (SOFR + 3.50%), 4/4/29		10,000	9,909,820

SeaWorld Parks & Entertainment, Inc., Term Loan, 3.813%, (1 mo. USD LIBOR + 3.00%), 8/25/28		11,094	10,950,025

Stars Group Holdings B.V. (The):

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 7/21/26	EUR	12,305	12,765,187

Term Loan, 3.256%, (3 mo. USD LIBOR + 2.25%), 7/21/26		31,829	31,687,393

Travel Leaders Group, LLC, Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 1/25/24		19,867	18,773,959

Twin River Worldwide Holdings, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/2/28		14,289	14,173,974

			$393,572,648

Household Durables — 0.9%

CFS Brands, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25		6,600	$6,401,893

Libbey Glass, Inc., Term Loan, 9.021%, (3 mo. USD LIBOR + 8.00%), 11/13/25		10,492	10,850,625

Borrower/Description	Principal Amount* (000’s omitted)		Value

Household Durables (continued)

Serta Simmons Bedding, LLC:

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		13,950	$13,897,224

Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		46,110	41,614,109

Solis IV B.V.:

Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 2/26/29		10,500	10,017,651

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	3,500	3,643,096

Spectrum Brands, Inc., Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 3/3/28		4,950	4,912,875

			$91,337,473

Household Products — 0.5%

Diamond (BC) B.V., Term Loan, 3.988%, (USD LIBOR + 2.75%), 9/29/28(9)		12,896	$12,486,951

Energizer Holdings, Inc., Term Loan, 2.938%, (1 mo. USD LIBOR + 2.25%), 12/22/27		9,067	9,001,166

Kronos Acquisition Holdings, Inc.:

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 12/22/26		12,471	11,644,712

Term Loan, 7.00%, (SOFR + 6.00%, Floor 1.00%), 12/22/26		5,736	5,699,777

Nobel Bidco B.V., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/1/28	EUR	12,550	12,455,178

			$51,287,784

Independent Power and Renewable Electricity Producers — 0.3%

Calpine Construction Finance Company L.P., Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 1/15/25		12,158	$12,026,290

Calpine Corporation:

Term Loan, 2.77%, (1 mo. USD LIBOR + 2.00%), 4/5/26		5,329	5,265,722

Term Loan, 3.27%, (1 mo. USD LIBOR + 2.50%), 12/16/27		9,721	9,638,229

Longview Power LLC, Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), 7/30/25		1,411	1,432,214

			$28,362,455

Industrial Conglomerates — 0.4%

Rain Carbon GmbH, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 1/16/25	EUR	15,875	$16,108,626

SPX Flow, Inc., Term Loan, 5.30%, (SOFR + 4.60%), 4/5/29		21,400	20,858,323

			$36,966,949

35	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Insurance — 1.8%

Alliant Holdings Intermediate, LLC:

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 5/9/25		3,189	$3,163,892

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 5/9/25		5,616	5,571,724

Term Loan, 4.051%, (1 mo. USD LIBOR + 3.50%), 11/6/27		14,181	14,112,077

AmWINS Group, Inc., Term Loan, 3.012%, (USD LIBOR + 2.25%), 2/19/28(9)		36,809	36,211,074

AssuredPartners, Inc.:

Term Loan, 4.20%, (SOFR + 3.50%), 2/12/27		5,375	5,302,771

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/12/27		17,103	16,893,507

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/12/27		3,441	3,398,294

Financiere CEP SAS, Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/18/27	EUR	5,242	5,508,302

Hub International Limited:

Term Loan, 4.213%, (USD LIBOR + 3.00%), 4/25/25(9)		18,154	17,982,619

Term Loan, 4.348%, (3 mo. USD LIBOR + 3.25%), 4/25/25		7,048	7,022,638

NFP Corp., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 2/15/27		33,098	32,560,419

Ryan Specialty Group, LLC, Term Loan, 3.80%, (1 mo. USD LIBOR + 3.00%), 9/1/27		12,687	12,678,883

USI, Inc.:

Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 5/16/24		8,785	8,717,835

Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 12/2/26		7,258	7,202,673

			$176,326,708

Interactive Media & Services — 0.7%

Buzz Merger Sub, Ltd.:

Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 1/29/27		4,824	$4,774,541

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 1/29/27		549	547,126

Camelot U.S. Acquisition 1 Co.:

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 10/30/26		9,134	9,057,108

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26		12,291	12,209,693

Foundational Education Group, Inc., Term Loan, 5.064%, (SOFR + 4.25%), 8/31/28		7,731	7,720,962

Getty Images, Inc.:

Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), 2/19/26	EUR	3,724	3,929,104

Borrower/Description	Principal Amount* (000’s omitted)		Value

Interactive Media & Services (continued)

Getty Images, Inc.: (continued)

Term Loan, 5.063%, (3 mo. USD LIBOR + 4.50%), 2/19/26		23,457	$23,403,871

Match Group, Inc., Term Loan, 2.219%, (3 mo. USD LIBOR + 1.75%), 2/13/27		7,625	7,467,734

			$69,110,139

Internet & Direct Marketing Retail — 0.7%

Adevinta ASA:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 6/26/28	EUR	9,950	$10,367,425

Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 6/26/28		6,426	6,368,201

CNT Holdings I Corp., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/8/27		14,783	14,645,937

Etraveli Holding AB, Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 8/2/24	EUR	9,600	10,113,283

Hoya Midco, LLC, Term Loan, 3.75%, (SOFR + 3.25%, Floor 0.50%), 2/3/29		7,431	7,356,973

PUG, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/12/27		15,959	15,600,102

Speedster Bidco GmbH, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 3/31/27	EUR	2,550	2,583,191

			$67,035,112

IT Services — 4.2%

Asurion, LLC:

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 11/3/24		2,406	$2,387,000

Term Loan, 3.889%, (1 mo. USD LIBOR + 3.125%), 11/3/23		25,468	25,399,413

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 12/23/26		5,491	5,375,540

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 7/31/27		11,633	11,385,309

Term Loan - Second Lien, 6.014%, (1 mo. USD LIBOR + 5.25%), 1/31/28		14,360	13,980,063

Cyxtera DC Holdings, Inc.:

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24		33,058	32,672,356

Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), 5/1/24		13,418	13,342,198

Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28		31,735	30,439,345

EP Purchaser, LLC, Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/6/28		5,550	5,543,556

Gainwell Acquisition Corp., Term Loan, 5.006%, (3 mo. USD LIBOR + 4.00%), 10/1/27		72,818	72,757,658

36	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

IT Services (continued)

Go Daddy Operating Company, LLC:

Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 2/15/24		53,240	$52,920,535

Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 8/10/27		9,948	9,862,321

Indy US Bidco, LLC:

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	6,525	6,841,739

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 3/5/28		7,331	7,305,441

Informatica, LLC, Term Loan, 3.563%, (1 mo. USD LIBOR + 2.75%), 10/27/28		34,850	34,428,907

Intrado Corporation, Term Loan, 5.00%, (USD LIBOR + 4.00%, Floor 1.00%), 10/10/24(9)		4,395	4,123,774

NAB Holdings, LLC, Term Loan, 3.801%, (SOFR + 3.00%), 11/23/28		18,554	18,364,106

Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28		13,693	13,393,070

Skopima Merger Sub, Inc., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 5/12/28		17,189	16,982,362

Syniverse Holdings, Inc., Term Loan, 6.038%, (3 mo. USD LIBOR + 5.00%), 3/9/23		18,493	18,334,607

team.blue Finco S.a.r.l.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/27/28	EUR	669	696,150

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/30/28	EUR	11,706	12,182,617

West Corporation, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24		4,330	4,024,514

WEX, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 3/31/28		4,406	4,372,186

			$417,114,767

Leisure Products — 0.5%

Amer Sports Oyj, Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 3/30/26	EUR	20,475	$21,478,606

Aristocrat Technologies, Inc., Term Loan, 2.813%, (3 mo. USD LIBOR + 1.75%), 10/19/24		10,829	10,822,262

Fender Musical Instruments Corporation, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 12/1/28		4,330	4,307,961

Hayward Industries, Inc., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 5/30/28		12,469	12,356,779

SRAM, LLC, Term Loan, 3.297%, (USD LIBOR + 2.75%, Floor 0.50%), 5/18/28(9)		2,727	2,706,818

			$51,672,426

Borrower/Description	Principal Amount* (000’s omitted)		Value

Life Sciences Tools & Services — 2.5%

Avantor Funding, Inc.:

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 6/12/28	EUR	21,637	$22,646,092

Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 11/21/24		1,912	1,908,619

Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 11/8/27		28,224	28,075,343

Cambrex Corporation, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/4/26		6,087	6,067,587

Catalent Pharma Solutions, Inc., Term Loan, 2.688%, (1 mo. USD LIBOR + 2.00%), 2/22/28		10,088	10,063,072

Curia Global, Inc., Term Loan, 4.988%, (USD LIBOR + 3.75%), 8/30/26(9)		28,350	28,222,475

ICON Luxembourg S.a.r.l.:

Term Loan, 3.313%, (3 mo. USD LIBOR + 2.25%), 7/3/28		67,228	66,829,215

Term Loan, 3.313%, (3 mo. USD LIBOR + 2.25%), 7/3/28		16,750	16,666,535

IQVIA, Inc., Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 1/17/25		13,620	13,570,518

LGC Group Holdings, Ltd., Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 4/21/27	EUR	4,025	4,117,728

Loire Finco Luxembourg S.a.r.l., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/21/27		3,537	3,484,408

Packaging Coordinators Midco, Inc., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 11/30/27		8,503	8,448,201

Parexel International Corporation, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 11/15/28		30,932	30,760,520

Sotera Health Holdings, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 12/11/26		11,625	11,537,813

			$252,398,126

Machinery — 4.8%

AI Alpine AT Bidco GmbH, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 10/31/25	EUR	6,125	$6,308,108

AI Aqua Merger Sub, Inc., Term Loan, 7/31/28(11)		14,808	14,629,269

Albion Financing 3 S.a.r.l., Term Loan, 6.434%, (3 mo. USD LIBOR + 5.25%), 8/17/26		20,299	20,077,093

Ali Group S.R.L., Term Loan, 10/13/28(11)		20,350	19,990,700

Alliance Laundry Systems, LLC, Term Loan, 4.518%, (USD LIBOR + 3.50%), 10/8/27(9)		14,659	14,599,951

American Trailer World Corp., Term Loan, 4.30%, (SOFR + 3.50%), 3/3/28		35,894	33,561,068

Apex Tool Group, LLC, Term Loan, 5.75%, (SOFR + 5.25%, Floor 0.50%), 2/8/29		26,320	25,333,452

Clark Equipment Company, Term Loan, 4/20/29(11)		14,300	14,280,852

Conair Holdings, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/17/28		26,442	25,923,198

37	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Machinery (continued)

CPM Holdings, Inc., Term Loan, 3.955%, (1 mo. USD LIBOR + 3.50%), 11/17/25		14,184	$14,059,510

Delachaux Group S.A., Term Loan, 5.738%, (3 mo. USD LIBOR + 4.50%), 4/16/26		5,517	5,406,170

DiversiTech Holdings, Inc.:

Term Loan, 3.75%, 12/22/28(10)		2,627	2,586,640

Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 12/22/28		12,698	12,502,094

Engineered Machinery Holdings, Inc.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	12,064	12,329,587

Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/19/28		22,928	22,866,117

Term Loan - Second Lien, 7.006%, (3 mo. USD LIBOR + 6.00%), 5/21/29		2,000	2,000,000

EWT Holdings III Corp., Term Loan, 3.313%, (1 mo. USD LIBOR + 2.50%), 4/1/28		9,454	9,427,962

Filtration Group Corporation:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	3,579	3,729,716

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 3/29/25		22,770	22,505,457

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 10/21/28		3,267	3,233,393

Gates Global, LLC:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 4/1/24	EUR	6,954	7,255,635

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 3/31/27		25,683	25,260,904

Granite Holdings US Acquisition Co., Term Loan, 5.006%, (USD LIBOR + 4.00%), 9/30/26(9)		20,982	20,837,302

Illuminate Buyer, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 6/30/27		13,722	13,265,355

Madison IAQ, LLC, Term Loan, 4.524%, (6 mo. USD LIBOR + 3.25%), 6/21/28		49,730	48,499,452

Penn Engineering & Manufacturing Corp., Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 6/27/24		1,671	1,661,194

Terex Corporation, Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 1/31/24		1,771	1,770,686

Titan Acquisition Limited, Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 3/28/25		28,846	28,276,452

TK Elevator Topco GmbH, Term Loan, 3.63%, (1 mo. EURIBOR + 3.63%), 7/29/27	EUR	12,100	12,472,365

Vertical US Newco, Inc., Term Loan, 4.019%, (6 mo. USD LIBOR + 3.50%), 7/30/27		12,776	12,659,158

Welbilt, Inc., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 10/23/25		1,000	997,083

Borrower/Description	Principal Amount* (000’s omitted)		Value

Machinery (continued)

Zephyr German BidCo GmbH, Term Loan, 3.40%, (3 mo. EURIBOR + 3.40%), 3/10/28	EUR	13,675	$14,155,949

Zurn Holdings, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 10/4/28		4,389	4,381,684

			$476,843,556

Media — 3.0%

Axel Springer SE, Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), 12/18/26	EUR	9,800	$10,349,285

Charter Communications Operating, LLC, Term Loan, 2.52%, (1 mo. USD LIBOR + 1.75%), 2/1/27		11,995	11,864,952

CMG Media Corporation, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/17/26		23,450	23,140,194

CSC Holdings, LLC:

Term Loan, 2.804%, (1 mo. USD LIBOR + 2.25%), 7/17/25		43,860	43,191,008

Term Loan, 2.804%, (1 mo. USD LIBOR + 2.25%), 1/15/26		5,677	5,586,978

Cumulus Media New Holdings, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/31/26		2,978	2,969,866

Diamond Sports Group, LLC:

Term Loan, 9.00%, (SOFR + 8.00%, Floor 1.00%), 5/26/26		5,958	6,094,772

Term Loan - Second Lien, 3.656%, (SOFR + 3.25%), 8/24/26		28,657	9,564,303

Entercom Media Corp., Term Loan, 3.249%, (1 mo. USD LIBOR + 2.50%), 11/18/24		3,993	3,913,802

Entravision Communications Corporation, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 11/29/24		8,055	7,931,293

Gray Television, Inc.:

Term Loan, 2.955%, (1 mo. USD LIBOR + 2.50%), 1/2/26		3,553	3,532,464

Term Loan, 3.455%, (1 mo. USD LIBOR + 3.00%), 12/1/28		12,868	12,797,157

Hubbard Radio, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25		9,065	9,036,322

iHeartCommunications, Inc.:

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 5/1/26		1,127	1,118,934

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 5/1/26		3,165	3,153,641

Magnite, Inc., Term Loan, 5.765%, (USD LIBOR + 5.00%), 4/28/28(9)		6,600	6,550,624

Mission Broadcasting, Inc., Term Loan, 2.955%, (1 mo. USD LIBOR + 2.50%), 6/2/28		4,069	4,041,274

MJH Healthcare Holdings, LLC, Term Loan, 4.122%, (SOFR + 3.60%), 1/28/29		4,000	3,960,000

38	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Media (continued)

Nexstar Broadcasting, Inc.:

Term Loan, 2.955%, (1 mo. USD LIBOR + 2.50%), 9/18/26	1,977	$1,963,715

Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 1/17/24	10,840	10,818,108

Recorded Books, Inc., Term Loan, 4.551%, (1 mo. USD LIBOR + 4.00%), 8/29/25	18,258	18,219,310

Sinclair Television Group, Inc.:

Term Loan, 3.27%, (1 mo. USD LIBOR + 2.50%), 9/30/26	7,361	7,117,409

Term Loan, 3.77%, (1 mo. USD LIBOR + 3.00%), 4/1/28	25,573	24,688,439

Univision Communications, Inc.:

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 3/15/24	39,966	39,840,753

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/15/26	23,564	23,390,428

		$294,835,031

Metals/Mining — 0.6%

American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (3 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25	2,534	$2,619,789

Dynacast International, LLC:

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 7/22/25	16,618	16,202,975

Term Loan, 10.00%, (3 mo. USD LIBOR + 9.00%, Floor 1.00%), 10/22/25	2,971	2,956,002

WireCo WorldGroup, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 11/13/28	9,788	9,699,823

Zekelman Industries, Inc., Term Loan, 2.632%, (1 mo. USD LIBOR + 2.00%), 1/24/27	27,126	26,696,360

		$58,174,949

Oil, Gas & Consumable Fuels — 1.8%

Buckeye Partners L.P., Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 11/1/26	11,218	$11,162,297

Centurion Pipeline Company, LLC:

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 9/29/25	3,362	3,327,917

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 9/28/25	2,000	1,978,441

CITGO Holding, Inc., Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23	2,925	2,905,806

CITGO Petroleum Corporation, Term Loan, 7.25%, (1 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24	28,367	28,375,943

Delek US Holdings, Inc.:

Term Loan, 2.999%, (1 mo. USD LIBOR + 2.25%), 3/31/25	4,089	4,020,845

Borrower/Description	Principal Amount* (000’s omitted)		Value

Oil, Gas & Consumable Fuels (continued)

Delek US Holdings, Inc.: (continued)

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25		5,145	$5,123,561

Freeport LNG Investments, LLLP, Term Loan, 4.563%, (3 mo. USD LIBOR + 3.50%), 12/21/28		18,802	18,715,172

GIP II Blue Holding, L.P, Term Loan, 5.506%, (3 mo. USD LIBOR + 4.50%), 9/29/28		21,489	21,464,769

ITT Holdings, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 7/10/28		7,313	7,242,399

Matador Bidco S.a.r.l., Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 10/15/26		34,028	34,040,914

Oryx Midstream Services Permian Basin, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/5/28		10,673	10,638,231

Oxbow Carbon, LLC, Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 10/17/25		6,531	6,508,417

QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 8/27/26		7,607	7,650,155

RDV Resources Properties, LLC, Term Loan, 11.00%, (USD Prime + 7.50%), 3/29/24		1,000	989,760

UGI Energy Services, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 8/13/26		11,816	11,812,188

			$175,956,815

Paper & Forest Products — 0.0%(4)

Clearwater Paper Corporation, Term Loan, 3.625%, (3 mo. USD LIBOR + 3.00%), 7/26/26		407	$405,462

Neenah, Inc., Term Loan, 3.813%, (1 mo. USD LIBOR + 3.00%), 4/6/28		3,945	3,936,970

			$4,342,432

Personal Products — 0.6%

HLF Financing S.a.r.l., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 8/18/25		23,586	$23,291,079

Rainbow Finco S.a r.l., Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), 1/28/29	EUR	14,875	15,404,697

Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 10/1/26		18,707	18,579,824

			$57,275,600

Pharmaceuticals — 2.7%

Aenova Holding GmbH, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 3/6/26	EUR	4,075	$4,269,905

AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 9/29/25	EUR	12,550	13,017,862

39	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Pharmaceuticals (continued)

Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25		6,789	$6,814,792

Amneal Pharmaceuticals, LLC, Term Loan, 4.313%, (1 mo. USD LIBOR + 3.50%), 5/4/25		27,515	27,239,838

Bausch Health Companies, Inc.:

Term Loan, 2/1/27(11)		18,500	17,956,563

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 6/2/25		50,848	50,689,482

Elanco Animal Health Incorporated, Term Loan, 2.205%, (1 mo. USD LIBOR + 1.75%), 8/1/27		6,219	6,106,605

Horizon Therapeutics USA, Inc.:

Term Loan, 2.438%, (1 mo. USD LIBOR + 1.75%), 3/15/28		18,662	18,443,776

Term Loan, 2.688%, (1 mo. USD LIBOR + 2.00%), 5/22/26		13,469	13,333,861

Jazz Financing Lux S.a.r.l., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 5/5/28		16,873	16,865,464

Mallinckrodt International Finance S.A.:

Term Loan, 6.246%, (3 mo. USD LIBOR + 5.25%), 9/24/24		51,690	48,304,394

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25		13,985	13,030,808

Nidda Healthcare Holding AG:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	6,425	6,379,845

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	3,625	3,603,508

Padagis, LLC, Term Loan, 5.719%, (3 mo. USD LIBOR + 4.75%), 7/6/28		6,778	6,777,941

PharmaZell GmbH, Term Loan, 5/12/27(11)	EUR	1,950	2,028,867

Recipharm AB, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/17/28	EUR	15,275	15,671,220

			$270,534,731

Professional Services — 2.2%

AlixPartners, LLP:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	4,158	$4,318,629

Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 2/4/28		13,241	13,121,708

APFS Staffing Holdings, Inc., Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 12/29/28		4,000	3,989,168

Blitz 20-487 GmbH, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/28/28	EUR	10,525	10,902,103

Brown Group Holding, LLC, Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 6/7/28		13,924	13,744,881

CoreLogic, Inc., Term Loan, 4.313%, (1 mo. USD LIBOR + 3.50%), 6/2/28		58,829	55,446,686

Borrower/Description	Principal Amount* (000’s omitted)	Value

Professional Services (continued)

Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (SOFR + 3.75%, Floor 1.00%), 4/9/27	20,447	$20,421,643

EAB Global, Inc., Term Loan, 4.738%, (USD LIBOR + 3.50%), 8/16/28(9)	15,935	15,777,369

Employbridge, LLC, Term Loan, 5.756%, (3 mo. USD LIBOR + 4.75%), 7/14/28	23,159	22,901,703

First Advantage Holdings, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 1/31/27	3,606	3,591,633

Nielsen Finance, LLC, Term Loan, 2.488%, (1 mo. USD LIBOR + 2.00%), 10/4/23	9,073	9,072,725

Rockwood Service Corporation, Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 1/23/27	6,339	6,332,381

Trans Union, LLC, Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 12/1/28	34,953	34,626,921

Vaco Holdings, LLC, Term Loan, 5.801%, (SOFR + 5.00%), 1/21/29	3,990	3,992,494

		$218,240,044

Real Estate Management & Development — 0.5%

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 8/21/25	37,108	$36,775,183

RE/MAX International, Inc., Term Loan, 3.313%, (1 mo. USD LIBOR + 2.50%), 7/21/28	18,163	17,822,198

		$54,597,381

Road & Rail — 1.8%

Avis Budget Car Rental, LLC, Term Loan, 2.52%, (1 mo. USD LIBOR + 1.75%), 8/6/27	2,462	$2,412,588

Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26	50,369	49,277,307

Hertz Corporation (The):

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 6/30/28	14,635	14,594,205

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 6/30/28	2,779	2,771,231

Kenan Advantage Group, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 3/24/26	24,719	24,530,204

PODS, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/28	14,459	14,322,712

Uber Technologies, Inc.:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 4/4/25	54,776	54,669,217

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/25/27	14,359	14,321,536

XPO Logistics, Inc., Term Loan, 2.202%, (1 mo. USD LIBOR + 1.75%), 2/24/25	2,789	2,769,643

		$179,668,643

40	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Semiconductors & Semiconductor Equipment — 1.4%

Altar Bidco, Inc.:

Term Loan, 3.85%, (SOFR + 3.35%), 2/1/29		26,100	$25,773,750

Term Loan - Second Lien, 6.10%, (3 mo. USD LIBOR + 5.60%, Floor 0.50%), 2/1/30		7,300	7,220,919

Bright Bidco B.V., Term Loan, 4.774%, (6 mo. USD LIBOR + 3.50%), 6/30/24		19,865	9,386,151

Entegris, Inc., Term Loan, 3/2/29(11)		2,500	2,503,125

MACOM Technology Solutions Holdings, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 5/17/24		1,630	1,624,947

MaxLinear, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 6/23/28		7,540	7,492,875

MKS Instruments, Inc.:

Term Loan, 4/8/29(11)		53,430	53,329,819

Term Loan, 4/11/29(11)	EUR	6,075	6,400,812

Synaptics Incorporated, Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/2/28		5,199	5,182,628

Ultra Clean Holdings, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 8/27/25		19,072	19,047,670

			$137,962,696

Software — 18.6%

Applied Systems, Inc.:

Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 9/19/24		58,822	$58,741,839

Term Loan - Second Lien, 6.506%, (3 mo. USD LIBOR + 5.50%), 9/19/25		3,903	3,908,664

AppLovin Corporation:

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 10/25/28		19,451	19,349,948

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 8/15/25		51,921	51,766,776

Aptean, Inc.:

Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 4/23/26		30,573	30,410,334

Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%), 4/23/27		6,500	6,459,375

AQA Acquisition Holding, Inc., Term Loan, 5.256%, (3 mo. USD LIBOR + 4.25%), 3/3/28		6,323	6,307,255

Astra Acquisition Corp.:

Term Loan, 6.014%, (1 mo. USD LIBOR + 5.25%), 10/25/28		23,890	23,203,284

Term Loan - Second Lien, 9.639%, (1 mo. USD LIBOR + 8.88%), 10/22/29		22,000	21,651,674

Avaya, Inc.:

4.804%, (1 mo. USD LIBOR + 4.25%), 12/15/27		2,000	1,972,000

Term Loan, 4.554%, (1 mo. USD LIBOR + 4.00%), 12/15/27		2,331	2,299,072

Borrower/Description	Principal Amount* (000’s omitted)		Value

Software (continued)

Banff Merger Sub, Inc.:

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	5,973	$6,250,819

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/2/25		47,111	46,587,129

Term Loan - Second Lien, 6.264%, (1 mo. USD LIBOR + 5.50%), 2/27/26		15,700	15,535,150

Barracuda Networks, Inc.:

Term Loan, 4.733%, (3 mo. USD LIBOR + 3.75%), 2/12/25		26,410	26,401,533

Term Loan - Second Lien, 7.989%, (3 mo. USD LIBOR + 6.75%), 10/30/28		11,702	11,760,066

Cast and Crew Payroll, LLC:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/9/26		9,513	9,482,248

Term Loan, 4.45%, (SOFR + 3.75%), 12/29/28		6,534	6,509,124

CentralSquare Technologies, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 8/29/25		21,022	19,734,402

Ceridian HCM Holding, Inc., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 4/30/25		22,917	22,668,904

Cloudera, Inc.:

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/8/28		34,450	33,976,312

Term Loan - Second Lien, 6.764%, (1 mo. USD LIBOR + 6.00%), 10/8/29		9,450	9,213,750

ConnectWise, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 9/29/28		18,312	18,202,519

Constant Contact, Inc., Term Loan, 5.011%, (3 mo. USD LIBOR + 4.00%), 2/10/28		18,068	17,802,177

Cornerstone OnDemand, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/16/28		17,250	17,045,156

Cvent, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 11/29/24		9,337	9,328,399

Delta TopCo, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		16,763	16,567,256

E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/4/28		20,371	20,307,351

ECI Macola Max Holding, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 11/9/27		29,726	29,651,650

Epicor Software Corporation:

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 7/30/27		78,348	77,982,235

Term Loan - Second Lien, 8.75%, (1 mo. USD LIBOR + 7.75%, Floor 1.00%), 7/31/28		7,650	7,810,176

Finastra USA, Inc.:

Term Loan, 4.739%, (3 mo. USD LIBOR + 3.50%), 6/13/24		71,469	69,564,030

Term Loan - Second Lien, 8.489%, (3 mo. USD LIBOR + 7.25%), 6/13/25		29,000	28,031,603

41	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Software (continued)

Fiserv Investment Solutions, Inc., Term Loan, 4.488%, (3 mo. USD LIBOR + 4.00%), 2/18/27		6,542	$6,513,755

GoTo Group, Inc., Term Loan, 5.304%, (1 mo. USD LIBOR + 4.75%), 8/31/27		28,786	27,877,929

Greeneden U.S. Holdings II, LLC, Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 12/1/27		25,038	24,983,246

Hyland Software, Inc.:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 7/1/24		58,044	57,916,745

Term Loan - Second Lien, 7.014%, (1 mo. USD LIBOR + 6.25%), 7/7/25		7,940	7,936,158

IGT Holding IV AB:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 3/31/28	EUR	6,205	6,390,060

Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 3/31/28		6,138	6,091,965

Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26		4,976	4,933,454

Ivanti Software, Inc.:

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		6,311	6,186,994

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 12/1/27		25,155	24,654,855

Term Loan - Second Lien, 7.773%, (3 mo. USD LIBOR + 7.25%), 12/1/28		9,000	8,872,497

MA FinanceCo., LLC:

Term Loan, 4.50%, (EURIBOR + 4.50%), 6/5/25(9)	EUR	5,840	6,137,930

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25		14,600	14,543,265

Magenta Buyer, LLC:

Term Loan, 6.23%, (3 mo. USD LIBOR + 5.00%), 7/27/28		56,782	56,214,027

Term Loan - Second Lien, 9.48%, (3 mo. USD LIBOR + 8.25%), 7/27/29		17,275	17,145,437

Marcel LUX IV S.a.r.l.:

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/16/26	EUR	9,150	9,596,490

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/15/26		11,885	11,851,563

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 12/31/27		910	906,562

Mavenir Systems, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 8/18/28		5,711	5,682,134

Maverick Bidco, Inc.:

Term Loan, 4.989%, (3 mo. USD LIBOR + 3.75%), 5/18/28		12,095	11,989,649

Term Loan - Second Lien, 7.989%, (3 mo. USD LIBOR + 6.75%), 5/18/29		3,325	3,291,750

Borrower/Description	Principal Amount* (000’s omitted)		Value

Software (continued)

McAfee, LLC:

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 3/1/29	EUR	17,350	$18,148,943

Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 3/1/29		40,450	39,782,575

Mediaocean, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/15/28		8,625	8,563,004

MH Sub I, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 9/13/24		5,298	5,276,332

Mitnick Corporate Purchaser, Inc., Term Loan, 5/2/29(11)		9,150	9,143,138

N-Able International Holdings II, LLC, Term Loan, 3.508%, (3 mo. USD LIBOR + 3.00%), 7/19/28		4,428	4,394,542

NortonLifeLock, Inc., Term Loan, 1/28/29(11)		12,150	11,981,042

Panther Commercial Holdings L.P., Term Loan, 5.739%, (3 mo. USD LIBOR + 4.50%), 1/7/28		23,445	23,366,965

Polaris Newco, LLC:

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	9,303	9,726,548

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 6/2/28		33,225	33,031,144

Proofpoint, Inc.:

6.758%, (3 mo. USD LIBOR + 6.25%), 8/31/29		2,070	2,077,763

Term Loan, 3.758%, (3 mo. USD LIBOR + 3.25%), 8/31/28		58,558	57,724,615

Quest Software US Holdings, Inc., Term Loan, 4.75%, (SOFR + 4.25%, Floor 0.50%), 2/1/29		32,350	31,806,617

RealPage, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/24/28		46,282	45,657,588

Red Planet Borrower, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 10/2/28		16,868	16,734,202

Redstone Holdco 2 L.P., Term Loan, 5.934%, (3 mo. USD LIBOR + 4.75%), 4/27/28		18,507	17,853,481

Sabre GLBL, Inc.:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/17/27		8,693	8,631,765

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/17/27		5,453	5,414,958

Term Loan, 5.05%, (SOFR + 4.25%), 6/30/28		6,487	6,471,807

Seattle Spinco, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 6/21/24		14,726	14,597,013

SkillSoft Corporation, Term Loan, 6.187%, (SOFR + 5.25%), 7/14/28		12,170	12,108,949

SolarWinds Holdings, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 2/5/24		68,796	68,310,723

Sophia L.P., Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 10/7/27		35,369	35,021,085

Sovos Compliance, LLC:

Term Loan, 4.50%, 8/11/28(10)		2,113	2,115,000

42	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Software (continued)

Sovos Compliance, LLC: (continued)

Term Loan, 5.264%, (1 mo. USD LIBOR + 4.50%), 8/11/28		12,209	$12,219,909

Sportradar Capital S.a r.l., Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 11/22/27	EUR	16,052	16,648,176

SS&C European Holdings S.a.r.l., Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 4/16/25		5,329	5,259,116

SS&C Technologies, Inc.:

Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 4/16/25		6,564	6,478,505

Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 4/16/25		5,117	5,062,353

Term Loan, 3.05%, (SOFR + 2.25%), 3/22/29		4,652	4,622,886

Term Loan, 3.05%, (SOFR + 2.25%), 3/22/29		6,212	6,173,331

SurveyMonkey, Inc., Term Loan, 4.52%, (1 mo. USD LIBOR + 3.75%), 10/10/25		9,598	9,573,645

Tibco Software, Inc.:

Term Loan, 4.52%, (1 mo. USD LIBOR + 3.75%), 6/30/26		37,041	36,974,925

Term Loan - Second Lien, 8.02%, (1 mo. USD LIBOR + 7.25%), 3/3/28		13,275	13,270,858

Turing Midco, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 3/23/28		5,150	5,118,415

Ultimate Software Group, Inc. (The):

Term Loan, 4.212%, (3 mo. USD LIBOR + 3.25%), 5/4/26		57,446	56,928,098

Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/4/26		23,807	23,741,192

Term Loan - Second Lien, 6.212%, (3 mo. USD LIBOR + 5.25%), 5/3/27		1,550	1,546,900

Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/5/27		2,085	2,083,312

Veritas US, Inc., Term Loan, 6.006%, (3 mo. USD LIBOR + 5.00%), 9/1/25		22,100	20,317,899

Vision Solutions, Inc., Term Loan, 5.184%, (3 mo. USD LIBOR + 4.00%), 4/24/28		42,364	41,860,869

VS Buyer, LLC, Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 2/28/27		17,562	17,430,256

			$1,839,449,119

Specialty Retail — 2.2%

Belron Finance US LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28		8,638	$8,612,105

Belron Luxembourg S.a r.l., Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 4/13/28	EUR	3,925	4,086,333

Boels Topholding B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/6/27	EUR	8,800	9,061,416

Borrower/Description	Principal Amount* (000’s omitted)		Value

Specialty Retail (continued)

David’s Bridal, Inc.:

Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 6/30/23		3,129	$2,939,551

Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, 6/23/23		2,662	2,626,350

Great Outdoors Group, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 3/6/28		48,436	48,066,514

Harbor Freight Tools USA, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 10/19/27		46,352	44,860,355

L1R HB Finance Limited:

Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), 9/2/24	EUR	8,523	5,808,193

Term Loan, 5.972%, (SONIA + 5.25%), 9/2/24	GBP	6,773	5,521,530

Les Schwab Tire Centers, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27		34,566	34,177,433

LIDS Holdings, Inc., Term Loan, 6.50%, (SOFR + 5.50%, Floor 1.00%), 12/14/26		6,854	6,714,772

Mattress Firm, Inc., Term Loan, 5.64%, (3 mo. USD LIBOR + 4.25%), 9/25/28		18,383	17,609,029

PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28		26,923	26,734,085

			$216,817,666

Technology Hardware, Storage & Peripherals — 0.1%

NCR Corporation, Term Loan, 3.74%, (3 mo. USD LIBOR + 2.50%), 8/28/26		9,068	$8,841,475

			$8,841,475

Thrifts & Mortgage Finance — 0.2%

Ditech Holding Corporation, Term Loan, 0.00%, 6/30/22(13)		18,677	$3,828,689

Walker & Dunlop, Inc., Term Loan, 2.75%, (SOFR + 2.25%, Floor 0.50%), 12/16/28		14,189	14,162,832

			$17,991,521

Trading Companies & Distributors — 3.1%

American Builders & Contractors Supply Co., Inc., Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 1/15/27		23,176	$22,893,944

Avolon TLB Borrower 1 (US), LLC:

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25		23,925	23,727,846

Term Loan, 2.875%, (1 mo. USD LIBOR + 2.25%), 12/1/27		17,065	16,976,342

Beacon Roofing Supply, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 5/19/28		10,401	10,284,131

Core & Main L.P., Term Loan, 3.198%, (1 mo. USD LIBOR + 2.50%), 7/27/28		15,375	15,144,166

43	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Trading Companies & Distributors (continued)

Delos Finance S.a.r.l., Term Loan, 2.756%, (3 mo. USD LIBOR + 1.75%), 10/6/23		15,593	$15,569,111

DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27		5,184	5,159,531

Electro Rent Corporation, Term Loan, 6.098%, (3 mo. USD LIBOR + 5.00%), 1/31/24		23,270	23,328,203

Fly Funding II S.a.r.l., Term Loan, 7.012%, (3 mo. USD LIBOR + 6.00%), 10/8/25		9,374	9,403,338

Hillman Group, Inc. (The):

Term Loan, 2.80%, (1 mo. USD LIBOR + 2.75%), 7/14/28(10)		1,231	1,200,960

Term Loan, 3.382%, (1 mo. USD LIBOR + 2.75%), 7/14/28		5,116	4,990,935

Park River Holdings, Inc., Term Loan, 4.217%, (3 mo. USD LIBOR + 3.25%), 12/28/27		12,875	12,247,463

Patagonia Bidco Limited:

Term Loan, 5.445%, (SONIA + 5.25%), 3/5/29	GBP	16,965	20,706,469

Term Loan, 5.445%, (SONIA + 5.25%), 3/5/29	GBP	3,085	3,764,813

Quimper AB, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/16/26	EUR	27,350	28,047,403

SiteOne Landscape Supply, LLC, Term Loan, 2.77%, (1 mo. USD LIBOR + 2.00%), 3/23/28		3,821	3,787,542

Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28		54,755	54,583,498

SRS Distribution, Inc.:

Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 6/2/28		5,436	5,252,897

Term Loan, 4.019%, (6 mo. USD LIBOR + 3.50%), 6/2/28		20,044	19,354,734

TricorBraun Holdings, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/3/28		6,185	6,059,398

			$302,482,724

Transportation Infrastructure — 0.1%

KKR Apple Bidco, LLC, Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 9/23/28		7,930	$7,862,862

			$7,862,862

Wireless Telecommunication Services — 0.4%

CCI Buyer, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/17/27		17,182	$16,937,307

Digicel International Finance Limited, Term Loan, 3.50%, (6 mo. USD LIBOR + 3.25%), 5/28/24		19,221	18,355,684

			$35,292,991

Total Senior Floating-Rate Loans (identified cost $10,967,324,948)			$10,639,980,912

Warrants — 0.0%
Security	Shares	Value

Leisure Goods/Activities/Movies — 0.0%

Cineworld Group PLC, Exp. 11/23/25(6)(7)	2,180,552	$0

		$0

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(5)(6)(7)	37,742	$0

		$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 0.8%
Security	Shares	Value

Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(14)	82,790,360	$82,790,360

Total Short-Term Investments (identified cost $82,790,360)		$82,790,360

Total Investments — 119.2% (identified cost $12,203,396,322)		$11,798,715,463

Less Unfunded Loan Commitments — (0.2)%		$(24,233,198)

Net Investments — 119.0% (identified cost $12,179,163,124)		$11,774,482,265

Other Assets, Less Liabilities — (19.0)%		$(1,874,662,472)

Net Assets — 100.0%		$9,899,819,793

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $952,159,009 or 9.6% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2022.

(3)	When-issued security.

(4)	Amount is less than 0.05%.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(6)	Non-income producing security.

44	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

(7)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(8)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(9)

The stated interest rate represents the weighted average interest rate at April 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(10)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2022, the total value of unfunded loan commitments is $22,280,108. See Note 1F for description.

(11)	This Senior Loan will settle after April 30, 2022, at which time the interest rate will be determined.

(12)	Fixed-rate loan.

(13)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.

Forward Foreign Currency Exchange Contracts (OTC)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	347,893,156	EUR	312,407,318	Standard Chartered Bank	5/3/22	$18,318,978	$—

EUR	50,011,876	USD	52,801,378	State Street Bank and Trust Company	5/31/22	20,696	—

USD	1,655,191	EUR	1,495,963	Deutsche Bank AG	5/31/22	75,169	—

USD	19,140,155	EUR	17,263,250	HSBC Bank USA, N.A.	5/31/22	906,873	—

USD	13,621,723	EUR	12,220,377	State Street Bank and Trust Company	5/31/22	714,675	—

USD	7,069,688	EUR	6,412,845	State Street Bank and Trust Company	5/31/22	296,501	—

USD	4,364,094	EUR	3,957,456	State Street Bank and Trust Company	5/31/22	184,266	—

USD	4,375,101	EUR	4,000,000	State Street Bank and Trust Company	5/31/22	150,339	—

USD	2,409,683	EUR	2,161,984	State Street Bank and Trust Company	5/31/22	126,215	—

USD	2,735,198	EUR	2,500,000	State Street Bank and Trust Company	5/31/22	94,721	—

USD	2,602,055	GBP	1,976,657	Standard Chartered Bank	5/31/22	116,555	—

USD	329,985,762	EUR	312,407,318	Standard Chartered Bank	6/2/22	—	(4,372)

EUR	25,000,000	USD	27,308,028	Bank of America, N.A.	6/30/22	—	(860,454)

GBP	4,000,000	USD	5,209,587	Standard Chartered Bank	6/30/22	—	(179,151)

USD	67,081,392	EUR	60,276,674	Standard Chartered Bank	6/30/22	3,314,522	—

USD	9,434,117	EUR	8,600,000	Standard Chartered Bank	6/30/22	336,152	—

USD	7,132,164	EUR	6,464,211	Standard Chartered Bank	6/30/22	293,655	—

USD	63,819,032	EUR	57,121,169	State Street Bank and Trust Company	6/30/22	3,390,379	—

USD	59,229,106	EUR	53,043,473	State Street Bank and Trust Company	6/30/22	3,114,260	—

USD	63,792,212	EUR	57,383,393	State Street Bank and Trust Company	6/30/22	3,086,151	—

USD	53,758,388	EUR	48,221,339	State Street Bank and Trust Company	6/30/22	2,744,892	—

USD	3,254,367	EUR	2,940,005	State Street Bank and Trust Company	6/30/22	144,127	—

USD	6,407,383	EUR	5,962,275	State Street Bank and Trust Company	6/30/22	99,875	—

USD	1,654,957	EUR	1,500,000	State Street Bank and Trust Company	6/30/22	68,103	—

USD	52,881,522	EUR	50,011,876	State Street Bank and Trust Company	6/30/22	—	(26,188)

USD	26,647,764	GBP	20,281,593	State Street Bank and Trust Company	6/30/22	1,141,451	—

USD	27,584,656	GBP	21,088,008	State Street Bank and Trust Company	6/30/22	1,064,189	—

USD	15,391,350	GBP	11,715,560	State Street Bank and Trust Company	6/30/22	657,757	—

45	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	35,439,571	EUR	33,594,300	Deutsche Bank AG	7/29/22	$—	$(161,899)

USD	69,099,146	EUR	65,100,271	State Street Bank and Trust Company	7/29/22	109,308	—

USD	65,891,090	EUR	62,093,080	State Street Bank and Trust Company	7/29/22	88,115	—

USD	68,930,833	EUR	64,984,677	State Street Bank and Trust Company	7/29/22	63,495	—

USD	63,758,907	EUR	60,167,713	State Street Bank and Trust Company	7/29/22	—	(3,666)

USD	35,457,527	EUR	33,594,300	State Street Bank and Trust Company	7/29/22	—	(143,942)

						$40,721,419	$(1,379,672)

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

OTC	–	Over-the-counter

PIK	–	Payment In Kind

SOFR	–	Secured Overnight Financing Rate

SONIA	–	Sterling Overnight Interbank Average

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

46	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Unaffiliated investments, at value (identified cost $12,096,372,764)	$11,691,691,905

Affiliated investment, at value (identified cost $82,790,360)	82,790,360

Cash	50,946,783

Deposits for derivatives collateral — forward foreign currency exchange contracts	44,370,000

Foreign currency, at value (identified cost $30,244,652)	30,244,999

Interest receivable	35,000,988

Dividends receivable from affiliated investments	3,999

Receivable for investments sold	44,089,607

Receivable for open forward foreign currency exchange contracts	40,721,419

Prepaid upfront fees on notes payable	3,342,565

Prepaid expenses	91,621

Total assets	$12,023,294,246

Liabilities

Notes payable	$1,500,000,000

Cash collateral due to broker	43,530,000

Payable for investments purchased	566,821,864

Payable for when-issued securities	3,245,000

Payable for open forward foreign currency exchange contracts	1,379,672

Payable to affiliates:

Investment adviser fee	3,802,733

Trustees’ fees	9,042

Accrued expenses	4,686,142

Total liabilities	$2,123,474,453

Net Assets applicable to investors’ interest in Portfolio	$9,899,819,793

47	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income	$1,832,864

Dividend income from affiliated investments	50,287

Interest and other income	224,514,940

Total investment income	$226,398,091

Expenses

Investment adviser fee	$21,374,740

Trustees’ fees and expenses	54,250

Custodian fee	820,410

Legal and accounting services	150,306

Interest expense and fees	13,105,492

Miscellaneous	193,730

Total expenses	$35,698,928

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$1,108

Total expense reductions	$1,108

Net expenses	$35,697,820

Net investment income	$190,700,271

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions	$11,328,244

Investment transactions - affiliated investment	(845)

Foreign currency transactions	(2,003,140)

Forward foreign currency exchange contracts	74,944,537

Net realized gain	$84,268,796

Change in unrealized appreciation (depreciation):

Investments	$(338,619,032)

Foreign currency	3,066,008

Forward foreign currency exchange contracts	30,807,534

Net change in unrealized appreciation (depreciation)	$(304,745,490)

Net realized and unrealized loss	$(220,476,694)

Net decrease in net assets from operations	$(29,776,423)

48	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$190,700,271	$288,686,903

Net realized gain (loss)	84,268,796	(6,964,197)

Net change in unrealized appreciation (depreciation)	(304,745,490)	297,665,446

Net increase (decrease) in net assets from operations	$(29,776,423)	$579,388,152

Capital transactions:

Contributions	$2,022,807,687	$2,717,828,706

Withdrawals	(516,764,722)	(323,097,860)

Net increase in net assets from capital transactions	$1,506,042,965	$2,394,730,846

Net increase in net assets	$1,476,266,542	$2,974,118,998

Net Assets

At beginning of period	$8,423,553,251	$5,449,434,253

At end of period	$9,899,819,793	$8,423,553,251

49	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2022

Net decrease in net assets from operations	$(29,776,423)

Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:

Investments purchased	(2,788,210,094)

Investments sold and principal repayments	782,576,142

Decrease in short-term investments, net	13,296,871

Net amortization/accretion of premium (discount)	(4,902,527)

Amortization of prepaid upfront fees and other fees on notes payable	2,037,745

Increase in interest receivable	(5,863,521)

Increase in dividends receivable from affiliated investments	(1,199)

Increase in receivable for open forward foreign currency exchange contracts	(32,150,954)

Decrease in prepaid expenses	28,025

Increase in cash collateral due to brokers	43,530,000

Increase in payable for open forward foreign currency exchange contracts	1,343,420

Increase in payable to affiliate for investment adviser fee	449,755

Increase in accrued expenses	1,811,942

Increase in unfunded loan commitments	1,742,418

Net change in unrealized (appreciation) depreciation from investments	338,619,032

Net realized gain from investments	(11,327,399)

Net cash used in operating activities	$(1,686,796,767)

Cash Flows From Financing Activities

Proceeds from capital contributions	$2,022,807,687

Payments for capital withdrawals	(516,764,722)

Proceeds from notes payable	1,650,000,000

Repayments of notes payable	(1,525,000,000)

Payment of prepaid upfront fees on notes payable	(3,937,500)

Net cash provided by financing activities	$1,627,105,465

Net decrease in cash and restricted cash*	$(59,691,302)

Cash and restricted cash at beginning of period (including foreign currency)	$185,253,084

Cash and restricted cash at end of period (including foreign currency)	$125,561,782

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$12,778,830

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $44,268.

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2022

Cash	$50,946,783

Deposits for derivatives collateral — forward foreign currency exchange contracts	44,370,000

Foreign currency	30,244,999

Total cash and restricted cash as shown on the Statement of Cash Flows	$125,561,782

50	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2021	2020	2019	2018	2017

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.50	%(1)(2)	0.53%	0.56%	0.55%	0.51%	0.52%

Interest and fee expense	0.29	%(1)	0.32%	0.60%	0.88%	0.47%	0.34%

Total expenses	0.79	%(1)	0.85%	1.16%	1.43%	0.98%	0.86%

Net investment income	4.18	%(1)	4.19%	4.86%	5.63%	4.92%	4.68%

Portfolio Turnover	7	%(3)	28%	30%	17%	29%	39%

Total Return	(0.04	)%(3)	9.75%	0.39%	2.04%	5.41%	6.43%

Net assets, end of period (000’s omitted)	9,899,820		8,423,553	5,449,434	7,343,453	10,969,159	7,797,557

(1)	Annualized.

(2)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(3)	Not annualized.

51	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2022, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of 95.7%, 1.9% and 2.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is

52

Senior Debt Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2022, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

53

Senior Debt Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements — The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of average daily gross assets as follows and is payable monthly:

Average Daily Gross Assets	Annual Fee Rate

Up to and including $1 billion	0.5000%

In excess of $1 billion up to and including $2 billion	0.4500%

In excess of $2 billion up to and including $7 billion	0.4000%

In excess of $7 billion up to and including $10 billion	0.3875%

In excess of $10 billion up to and including $15 billion	0.3750%

In excess of $15 billion	0.3625%

Gross assets are calculated by deducting all liabilities of the Portfolio except the principal amount of any indebtedness for money borrowed. For the six months ended April 30, 2022, the Portfolio’s investment adviser fee amounted to $21,374,740 or 0.47% (annualized) of the Portfolio’s average daily net assets. Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $1,108 relating to the Portfolio’s investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $2,597,922,049 and $815,548,354, respectively, for the six months ended April 30, 2022.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$12,181,407,972

Gross unrealized appreciation	$76,312,689

Gross unrealized depreciation	(443,896,649)

Net unrealized depreciation	$(367,583,960)

54

Senior Debt Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Portfolio of Investments. At April 30, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $1,379,672. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $840,000 at April 30, 2022.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2022.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2022 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$40,721,419	$(1,379,672)

Total Derivatives subject to master netting or similar agreements	$40,721,419	$(1,379,672)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

55

Senior Debt Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2022.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Deutsche Bank AG	$75,169	$(75,169)	$—	$—	$—	$—

HSBC Bank USA, N.A.	906,873	—	(906,873)	—	—	—

Standard Chartered Bank	22,379,862	(183,523)	—	(21,750,000)	446,339	21,750,000

State Street Bank and Trust Company	17,359,515	(173,796)	—	(17,185,719)	—	21,780,000

	$40,721,419	$(432,488)	$(906,873)	$(38,935,719)	$446,339	$43,530,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(860,454)	$—	$—	$840,000	$(20,454)	$840,000

Deutsche Bank AG	(161,899)	75,169	—	—	(86,730)	—

Standard Chartered Bank	(183,523)	183,523	—	—	—	—

State Street Bank and Trust Company	(173,796)	173,796	—	—	—	—

	$(1,379,672)	$432,488	$—	$840,000	$(107,184)	$840,000

Total — Deposits for derivatives collateral — OTC derivatives						$44,370,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2022 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$74,944,537	$30,807,534

(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2022, which is indicative of the volume of this derivative type, was approximately $1,375,557,000.

56

Senior Debt Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

6  Revolving Credit and Security Agreement

The Portfolio has entered into a Revolving Credit and Security Agreement, as amended (the Loan Facility) with certain Citibank, N.A. (“Citi”) sponsored conduits (the “Conduit Lenders”) that issue commercial paper, certain banks (the “Direct Lenders”) and Citi as secondary lender (together with any other secondary lenders, the “Secondary Lenders”) and as agent (the “Agent”) for the Conduit Lenders, the Direct Lenders and the Secondary Lenders that allows it to borrow up to $2.625 billion ($2.725 billion prior to March 7, 2022) and to invest the borrowings in accordance with its investment practices. Borrowings under the Loan Facility are secured by the assets of the Portfolio and is in effect through March 6, 2023. In connection with borrowings from a Conduit Lender, the Portfolio pays to the Conduit Lender an amount equal to the Conduit Lender’s cost of borrowing (i.e., the interest payable on commercial paper issued by such Conduit Lender) plus a dealer commission (collectively, the “CP Rate”) multiplied by the principal amount of the advance to the Portfolio under the Loan Facility. In addition, the Portfolio pays a drawn fee to Citi on behalf of the Conduit Lenders equal to 0.90% per annum on its outstanding borrowings, a liquidity fee payable to the Secondary Lenders equal to 0.15% or 0.25% per annum of the undrawn amount under the Loan Facility depending on the amount borrowed by the Portfolio thereunder, and an upfront fee equal to 0.15% of the total commitment amount under the Loan Facility. The Portfolio pays substantially similar fees with respect to borrowings from the Direct Lenders, but it pays one-month Term SOFR (or such other duration as approved by the Agent) on advances rather than the CP Rate. In the event that the Conduit Lenders are unable to fund their commitment and the Secondary Lenders provide backstop liquidity, the Portfolio is charged an interest rate similar to that paid to the Direct Lenders but a drawn fee that is substantially higher than the drawn fee paid to the Direct Lenders. Drawn and liquidity fees for the six months ended April 30, 2022 totaled $9,394,891 and are included in interest expense and fees on the Statement of Operations. In connection with the renewal of the Loan Facility on March 7, 2022, the Portfolio paid upfront fees of $3,937,500. These upfront fees are being amortized to interest expense through March 6, 2023. The unamortized balance at April 30, 2022 is approximately $3,343,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. At April 30, 2022, the Portfolio had borrowings outstanding under the Loan Facility of $1,500,000,000 at an annual interest rate of 0.30%. Based on the short-term nature of borrowings under the Loan Facility and the variable interest rate, the carrying amount of the borrowings at April 30, 2022 approximated its fair value. If measured at fair value, borrowings under the Loan Facility would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2022. For the six months ended April 30, 2022, the average borrowings under the Loan Facility and the average annual interest rate (excluding fees) were $2,043,922,652 and 0.16%, respectively.

7  Investments in Affiliated Funds

At April 30, 2022, the value of the Portfolio’s investment in affiliated funds was $82,790,360, which represents 0.8% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period

Short-Term Investments

Cash Reserves Fund	$96,088,076	$1,714,054,780	$(1,810,142,011)	$(845)	$—	$—	$46,288	—

Liquidity Fund	—	129,392,585	(46,602,225)	—	—	82,790,360	3,999	82,790,360

Total				$(845)	$—	$82,790,360	$50,287

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

57

Senior Debt Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

At April 30, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Asset-Backed Securities	$—	$306,741,226	$—	$306,741,226

Common Stocks	14,987,475	36,000,966	10,578,557	61,566,998

Convertible Preferred Stocks	—	6,729,605	—	6,729,605

Corporate Bonds	—	649,954,807	—	649,954,807

Exchange-Traded Funds	44,870,230	—	—	44,870,230

Preferred Stocks	—	6,081,325	0	6,081,325

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	10,614,345,125	1,402,589	10,615,747,714

Warrants	—	0	0	0

Short-Term Investments	82,790,360	—	—	82,790,360

Total Investments	$142,648,065	$11,619,853,054	$11,981,146	$11,774,482,265

Forward Foreign Currency Exchange Contracts	$—	$40,721,419	$—	$40,721,419

Total	$142,648,065	$11,660,574,473	$11,981,146	$11,815,203,684

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,379,672)	$—	$(1,379,672)

Total	$—	$(1,379,672)	$—	$(1,379,672)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2022 is not presented.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing

58

Senior Debt Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

59

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2022

Officers and Trustees

Officers of Eaton Vance Floating-Rate Advantage Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Officers of Senior Debt Portfolio

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio

George J. Gorman

Chairperson

Alan C. Bowser*

Thomas E. Faust Jr.**

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

Nancy A. Wiser*

*	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

**	Interested Trustee

60

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

61

Eaton Vance Funds

Privacy Notice — continued	April 2021

Page 2

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

62

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

63

This Page Intentionally Left Blank

Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance

Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7763    4.30.22

Eaton Vance

Floating-Rate Fund

Semiannual Report

April 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2022

Eaton Vance

Floating-Rate Fund

Eaton Vance

Floating-Rate Fund

April 30, 2022

Performance

Portfolio Manager(s) Craig P. Russ, Andrew N. Sveen, CFA, Ralph H. Hinckley, Jr., CFA and Jake T. Lemle, CFA

% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Advisers Class at NAV	02/07/2001	02/07/2001	(0.39)%	1.56%	2.98%	3.41%
Class A at NAV	05/05/2003	02/07/2001	(0.44)	1.50	2.98	3.41
Class A with 3.25% Maximum Sales Charge	—	—	(3.71)	(1.85)	2.31	3.07
Class C at NAV	02/01/2001	02/07/2001	(0.76)	0.80	2.21	2.80
Class C with 1% Maximum Sales Charge	—	—	(1.74)	(0.18)	2.21	2.80
Class I at NAV	01/30/2001	02/07/2001	(0.38)	1.70	3.23	3.66
Class R6 at NAV	12/01/2016	02/07/2001	(0.36)	1.75	3.28	3.70

S&P/LSTA Leveraged Loan Index	—	—	0.59%	2.95%	3.96%	4.24%

% Total Annual Operating Expense Ratios[3]		Advisers Class	Class A	Class C	Class I	Class R6

		1.03%	1.03%	1.79%	0.78%	0.73%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Fund

April 30, 2022

Fund Profile

Top 10 Issuers (% of total investments)*

Numericable Group S.A.	1.0%

Magenta Buyer, LLC	0.6

Finastra USA, Inc.	0.9

Bausch Health Companies, Inc.	0.8

Virgin Media SFA Finance Limited	0.8

Carnival Corporation	0.7

ICON Luxembourg S.a.r.l.	0.7

TransDigm, Inc.	0.7

Ultimate Software Group, Inc. (The)	0.7

Ziggo B.V.	0.7

Total	7.6%

Credit Quality (% of bonds, loans and asset-backed securities)**

Footnotes:

Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

*	Excludes cash and cash equivalents.

**

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Top 10 Sectors (% of total investments)*

Electronics/Electrical	19.0%

Drugs	3.1

Health Care	9.5

Business Equipment & Services	8.4

Leisure Goods/Activities/Movies	4.5

Industrial Equipment	4.7

Chemicals & Plastics	4.0

Cable & Satellite Television	3.9

Building & Development	3.8

Automotive	3.2

Total	64.1%

3

Eaton Vance

Floating-Rate Fund

April 30, 2022

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective July 1, 2022, the portfolio managers of the Eaton Vance Floating Rate Portfolio will be Ralph H. Hinckley, Jr., Jake T. Lemle and Andrew N. Sveen.

4

Eaton Vance

Floating-Rate Fund

April 30, 2022

Fund Expenses

Example

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/21)	Ending Account Value (4/30/22)	Expenses Paid During Period* (11/1/21 – 4/30/22)	Annualized Expense Ratio

Actual
Advisers Class	$1,000.00	$996.10	$4.95	1.00%
Class A	$1,000.00	$995.60	$4.95	1.00%
Class C	$1,000.00	$992.40	$8.65	1.75%
Class I	$1,000.00	$996.20	$3.71	0.75%
Class R6	$1,000.00	$996.40	$3.51	0.71%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.84	$5.01	1.00%
Class A	$1,000.00	$1,019.84	$5.01	1.00%
Class C	$1,000.00	$1,016.12	$8.75	1.75%
Class I	$1,000.00	$1,021.08	$3.76	0.75%
Class R6	$1,000.00	$1,021.27	$3.56	0.71%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2021. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

Floating-Rate Fund

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Investment in Eaton Vance Floating Rate Portfolio, at value (identified cost $9,192,269,750)	$8,917,948,296

Receivable for Fund shares sold	32,782,583

Total assets	$8,950,730,879

Liabilities

Payable for Fund shares redeemed	$26,034,737

Distributions payable	6,433,511

Payable to affiliates:

Administration fee	1,096,219

Distribution and service fees	303,249

Trustees’ fees	42

Accrued expenses	680,656

Total liabilities	$34,548,414

Net Assets	$8,916,182,465

Sources of Net Assets

Paid-in capital	$9,708,756,291

Accumulated loss	(792,573,826)

Net Assets	$8,916,182,465

Advisers Class Shares

Net Assets	$161,042,316

Shares Outstanding	18,648,519

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.64

Class A Shares

Net Assets	$768,038,990

Shares Outstanding	85,953,107

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.94

Maximum Offering Price Per Share

(100 ÷ 96.75 of net asset value per share)	$9.24

Class C Shares

Net Assets	$136,820,047

Shares Outstanding	15,860,107

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$8.63

Class I Shares

Net Assets	$6,933,152,158

Shares Outstanding	802,278,901

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.64

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2022

Statement of Assets and Liabilities (Unaudited) — continued

Class R6 Shares	April 30, 2022

Net Assets	$917,128,954

Shares Outstanding	106,034,636

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.65

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income allocated from Portfolio	$1,783,007

Interest and other income allocated from Portfolio	166,538,773

Expenses allocated from Portfolio	(22,225,019)

Total investment income from Portfolio	$146,096,761

Expenses

Administration fee	$6,220,088

Distribution and service fees:

Advisers Class	200,138

Class A	950,689

Class C	666,995

Trustees’ fees and expenses	250

Custodian fee	30,720

Transfer and dividend disbursing agent fees	1,968,175

Legal and accounting services	60,557

Printing and postage	157,529

Registration fees	318,154

Miscellaneous	24,743

Total expenses	$10,598,038

Net investment income	$135,498,723

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss):

Investment transactions	$6,671,721

Foreign currency transactions	2,259,408

Forward foreign currency exchange contracts	53,723,465

Net realized gain	$62,654,594

Change in unrealized appreciation (depreciation):

Investments	$(259,594,940)

Foreign currency	1,441,678

Forward foreign currency exchange contracts	23,922,846

Net change in unrealized appreciation (depreciation)	$(234,230,416)

Net realized and unrealized loss	$(171,575,822)

Net decrease in net assets from operations	$(36,077,099)

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$135,498,723	$205,426,900

Net realized gain	62,654,594	7,933,834

Net change in unrealized appreciation (depreciation)	(234,230,416)	196,624,576

Net increase (decrease) in net assets from operations	$(36,077,099)	$409,985,310

Distributions to shareholders:

Advisers Class	$(2,510,539)	$(3,098,199)

Class A	(11,932,219)	(22,475,238)

Class C	(1,590,146)	(3,595,437)

Class I	(109,039,126)	(160,896,994)

Class R6	(13,802,235)	(18,056,729)

Total distributions to shareholders	$(138,874,265)	$(208,122,597)

Transactions in shares of beneficial interest:

Advisers Class	$6,595,478	$59,719,360

Class A	32,558,908	66,358,024

Class C	4,343,559	(60,673,387)

Class I	1,081,396,501	2,273,958,785

Class R6	215,211,550	315,209,426

Net increase in net assets from Fund share transactions	$1,340,105,996	$2,654,572,208

Net increase in net assets	$1,165,154,632	$2,856,434,921

Net Assets

At beginning of period	$7,751,027,833	$4,894,592,912

At end of period	$8,916,182,465	$7,751,027,833

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2022

Financial Highlights

	Advisers Class

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$8.810		$8.470	$8.740	$9.050	$9.010	$8.870

Income (Loss) From Operations

Net investment income(1)	$0.132		$0.268	$0.321	$0.411	$0.357	$0.323

Net realized and unrealized gain (loss)	(0.166)		0.345	(0.267)	(0.310)	0.036	0.140

Total income (loss) from operations	$(0.034)		$0.613	$0.054	$0.101	$0.393	$0.463

Less Distributions

From net investment income	$(0.136)		$(0.273)	$(0.324)	$(0.411)	$(0.353)	$(0.323)

Total distributions	$(0.136)		$(0.273)	$(0.324)	$(0.411)	$(0.353)	$(0.323)

Net asset value — End of period	$8.640		$8.810	$8.470	$8.740	$9.050	$9.010

Total Return(2)	(0.39	)%(3)	7.30%	0.70%	1.16%	4.44%	5.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$161,042		$157,768	$94,411	$364,983	$556,125	$314,611

Ratios (as a percentage of average daily net assets):(4)

Expenses	1.00	%(5)(6)	1.03%	1.08%	1.03%	1.02%	1.04%

Net investment income	3.05	%(5)	3.05%	3.78%	4.63%	3.95%	3.60%

Portfolio Turnover of the Portfolio	7	%(3)	26%	28%	16%	30%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Annualized.

(6)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2022

Financial Highlights — continued

	Class A

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$9.120		$8.770	$9.050	$9.360	$9.310	$9.170

Income (Loss) From Operations

Net investment income(1)	$0.137		$0.278	$0.322	$0.425	$0.365	$0.334

Net realized and unrealized gain (loss)	(0.176)		0.354	(0.268)	(0.310)	0.050	0.141

Total income (loss) from operations	$(0.039)		$0.632	$0.054	$0.115	$0.415	$0.475

Less Distributions

From net investment income	$(0.141)		$(0.282)	$(0.334)	$(0.425)	$(0.365)	$(0.335)

Total distributions	$(0.141)		$(0.282)	$(0.334)	$(0.425)	$(0.365)	$(0.335)

Net asset value — End of period	$8.940		$9.120	$8.770	$9.050	$9.360	$9.310

Total Return(2)	(0.44	)%(3)	7.27%	0.79%	1.17%	4.42%	5.36%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$768,039		$751,136	$658,206	$788,125	$984,812	$1,023,559

Ratios (as a percentage of average daily net assets):(4)

Expenses	1.00	%(5)(6)	1.03%	1.07%	1.02%	1.02%	1.04%

Net investment income	3.05	%(5)	3.06%	3.68%	4.63%	3.90%	3.60%

Portfolio Turnover of the Portfolio	7	%(3)	26%	28%	16%	30%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Annualized.

(6)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2022

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$8.800		$8.470	$8.730	$9.040	$8.990	$8.860

Income (Loss) From Operations

Net investment income(1)	$0.100		$0.203	$0.251	$0.343	$0.285	$0.256

Net realized and unrealized gain (loss)	(0.167)		0.334	(0.251)	(0.308)	0.050	0.130

Total income (loss) from operations	$(0.067)		$0.537	$—	$0.035	$0.335	$0.386

Less Distributions

From net investment income	$(0.103)		$(0.207)	$(0.260)	$(0.345)	$(0.285)	$(0.256)

Total distributions	$(0.103)		$(0.207)	$(0.260)	$(0.345)	$(0.285)	$(0.256)

Net asset value — End of period	$8.630		$8.800	$8.470	$8.730	$9.040	$8.990

Total Return(2)	(0.76	)%(3)	6.38%	0.06%	0.40%	3.66%	4.51%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$136,820		$135,213	$189,138	$328,577	$585,693	$624,015

Ratios (as a percentage of average daily net assets):(4)

Expenses	1.75	%(5)(6)	1.79%	1.82%	1.78%	1.77%	1.79%

Net investment income	2.30	%(5)	2.32%	2.97%	3.86%	3.15%	2.85%

Portfolio Turnover of the Portfolio	7	%(3)	26%	28%	16%	30%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Annualized.

(6)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2022

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$8.820		$8.480	$8.750	$9.060	$9.010	$8.880

Income (Loss) From Operations

Net investment income(1)	$0.143		$0.289	$0.335	$0.433	$0.377	$0.346

Net realized and unrealized gain (loss)	(0.176)		0.346	(0.260)	(0.309)	0.049	0.130

Total income (loss) from operations	$(0.033)		$0.635	$0.075	$0.124	$0.426	$0.476

Less Distributions

From net investment income	$(0.147)		$(0.295)	$(0.345)	$(0.434)	$(0.376)	$(0.346)

Total distributions	$(0.147)		$(0.295)	$(0.345)	$(0.434)	$(0.376)	$(0.346)

Net asset value — End of period	$8.640		$8.820	$8.480	$8.750	$9.060	$9.010

Total Return(2)	(0.38	)%(3)	7.56%	0.95%	1.41%	4.81%	5.56%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,933,152		$5,988,270	$3,565,898	$4,985,629	$7,450,507	$6,123,148

Ratios (as a percentage of average daily net assets):(4)

Expenses	0.75	%(5)(6)	0.78%	0.82%	0.77%	0.77%	0.79%

Net investment income	3.30	%(5)	3.29%	3.95%	4.88%	4.17%	3.85%

Portfolio Turnover of the Portfolio	7	%(3)	26%	28%	16%	30%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Annualized.

(6)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2022

Financial Highlights — continued

	Class R6

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2017(1)
			2021	2020	2019	2018

Net asset value — Beginning of period	$8.830		$8.490	$8.760	$9.060	$9.020	$8.870

Income (Loss) From Operations

Net investment income	$0.145	(2)	$0.293 (2)	$0.335 (2)	$0.437 (2)	$0.382 (2)	$0.323

Net realized and unrealized gain (loss)	(0.176)		0.347	(0.254)	(0.299)	0.039	0.150

Total income (loss) from operations	$(0.031)		$0.640	$0.081	$0.138	$0.421	$0.473

Less Distributions

From net investment income	$(0.149)		$(0.300)	$(0.351)	$(0.438)	$(0.381)	$(0.323)

Total distributions	$(0.149)		$(0.300)	$(0.351)	$(0.438)	$(0.381)	$(0.323)

Net asset value — End of period	$8.650		$8.830	$8.490	$8.760	$9.060	$9.020

Total Return(3)	(0.36	)%(4)	7.61%	1.01%	1.57%	4.75%	5.39	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$917,129		$718,642	$386,940	$399,233	$251,945	$162,093

Ratios (as a percentage of average daily net assets):(5)

Expenses	0.71	%(6)(8)	0.73%	0.76%	0.72%	0.72%	0.73	%(6)

Net investment income	3.35	%(6)	3.34%	3.97%	4.92%	4.22%	3.87	%(6)

Portfolio Turnover of the Portfolio	7	%(4)	26%	28%	16%	30%	42	%(7)

(1)	For the period from the commencement of operations, December 1, 2016, to October 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

(7)	For the Portfolio’s year ended October 31, 2017.

(8)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Advisers Class, Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Eaton Vance Floating Rate Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (84.5% at April 30, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

15

Eaton Vance

Floating-Rate Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $450,296,196 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2021, $42,451,708 are short-term and $407,844,488 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.5750%

$1 billion but less than $2 billion	0.5250%

$2 billion but less than $5 billion	0.4900%

$5 billion but less than $10 billion	0.4600%

$10 billion but less than $15 billion	0.4350%

$15 billion but less than $20 billion	0.4150%

$20 billion but less than $25 billion	0.4000%

$25 billion and over	0.3900%

For the six months ended April 30, 2022, the Fund incurred no investment adviser fee on such assets. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For six months ended April 30, 2022, the administration fee amounted to $6,220,088. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2022, EVM earned $116,797 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $15,059 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2022. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2022 in the amount of $18,864. EVD also received distribution and service fees from Advisers Class, Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect distribution plans for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2022 amounted to $200,138 for Advisers Class shares and $950,689 for Class A shares.

16

Eaton Vance

Floating-Rate Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2022, the Fund paid or accrued to EVD $500,246 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2022 amounted to $166,749 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2022, the Fund was informed that EVD received approximately $70,000 and $7,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2022, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,428,392,740 and $239,888,861, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount

Advisers Class

Sales	2,575,809	$22,533,326	9,979,684	$87,888,506

Issued to shareholders electing to receive payments of distributions in Fund shares	285,617	2,492,281	346,535	3,040,979

Redemptions	(2,116,380)	(18,430,129)	(3,564,017)	(31,210,125)

Net increase	745,046	$6,595,478	6,762,202	$59,719,360

Class A

Sales	13,750,125	$124,592,722	22,339,702	$203,151,022

Issued to shareholders electing to receive payments of distributions in Fund shares	1,117,678	10,091,417	2,029,735	18,433,463

Redemptions	(12,295,807)	(111,214,456)	(23,202,459)	(210,550,797)

Converted from Class C shares	1,004,405	9,089,225	6,144,393	55,324,336

Net increase	3,576,401	$32,558,908	7,311,371	$66,358,024

17

Eaton Vance

Floating-Rate Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount

Class C

Sales	2,911,955	$25,413,749	3,205,694	$28,102,130

Issued to shareholders electing to receive payments of distributions in Fund shares	155,022	1,351,109	354,835	3,108,113

Redemptions	(1,526,198)	(13,332,074)	(4,177,332)	(36,559,294)

Converted to Class A shares	(1,040,670)	(9,089,225)	(6,365,343)	(55,324,336)

Net increase (decrease)	500,109	$4,343,559	(6,982,146)	$(60,673,387)

Class I

Sales	245,551,362	$2,148,117,930	391,306,422	$3,438,504,240

Issued to shareholders electing to receive payments of distributions in Fund shares	9,646,382	84,197,671	14,079,304	123,716,751

Redemptions	(131,982,622)	(1,150,919,100)	(146,819,929)	(1,288,262,206)

Net increase	123,215,122	$1,081,396,501	258,565,797	$2,273,958,785

Class R6

Sales	42,344,085	$369,722,052	48,919,110	$430,180,059

Issued to shareholders electing to receive payments of distributions in Fund shares	841,241	7,351,030	1,326,586	11,666,525

Redemptions	(18,572,272)	(161,861,532)	(14,412,574)	(126,637,158)

Net increase	24,613,054	$215,211,550	35,833,122	$315,209,426

18

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.8%
Security	Principal Amount (000’s omitted)	Value

AGL CLO 17, Ltd., Series 2022-17A, Class E, 6.594%, (3 mo. SOFR + 6.35%), 1/21/35(1)(2)	$1,000	$962,545

Alinea CLO, Ltd.:

Series 2018-1A, Class D, 4.163%, (3 mo. USD LIBOR + 3.10%), 7/20/31(1)(2)	2,500	2,458,852

Series 2018-1A, Class E, 7.063%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	3,000	2,871,882

AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 7.954%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	5,000	4,765,795

AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 6.546%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	3,525	3,287,126

Apidos CLO XX, Series 2015-20A, Class DR, 6.744%, (3 mo. USD LIBOR + 5.70%), 7/16/31(1)(2)	2,375	2,230,716

Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 7.546%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	2,966,364

Ares XLIX CLO, Ltd.:

Series 2018-49A, Class D, 4.136%, (3 mo. USD LIBOR + 3.00%), 7/22/30(1)(2)	2,500	2,431,300

Series 2018-49A, Class E, 6.836%, (3 mo. USD LIBOR + 5.70%), 7/22/30(1)(2)	3,500	3,321,031

Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class C, 3.406%, (3 mo. USD LIBOR + 2.90%), 5/15/30(1)(2)	5,000	4,763,050

Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 6.744%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,000	3,848,384

Babson CLO, Ltd.:

Series 2015-1A, Class DR, 3.663%, (3 mo. USD LIBOR + 2.60%), 1/20/31(1)(2)	2,500	2,369,408

Series 2018-1A, Class C, 3.644%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	3,500	3,328,195

Bain Capital Credit CLO, Ltd.:

Series 2018-1A, Class D, 3.884%, (3 mo. USD LIBOR + 2.70%), 4/23/31(1)(2)	5,000	4,755,295

Series 2018-1A, Class E, 6.534%, (3 mo. USD LIBOR + 5.35%), 4/23/31(1)(2)	3,000	2,753,523

Battalion CLO XXII, Ltd., Series 2021-22A, Class E, 8.013%, (3 mo. USD LIBOR + 6.95%), 1/20/35(1)(2)	1,750	1,707,456

Benefit Street Partners CLO V-B, Ltd.:

Series 2018-5BA, Class C, 3.993%, (3 mo. USD LIBOR + 2.93%), 4/20/31(1)(2)	5,000	4,861,950

Series 2018-5BA, Class D, 7.013%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,500	3,342,962

Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 6.663%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,401	4,913,522

Security	Principal Amount (000’s omitted)	Value

Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class D, 3.663%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	$1,500	$1,418,318

Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 7.744%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,250	2,193,633

Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 7.394%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	1,750	1,688,929

Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 7.247%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	987,499

Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 7.894%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	3,000	2,940,213

Betony CLO 2, Ltd.:

Series 2018-1A, Class C, 4.186%, (3 mo. USD LIBOR + 2.90%), 4/30/31(1)(2)	2,500	2,445,335

Series 2018-1A, Class D, 6.936%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	4,450	4,192,652

BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 7.903%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,000	961,222

BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 8.193%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	3,000	2,887,227

BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 7.551%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,977,494

BlueMountain CLO, Ltd.:

Series 2016-3A, Class DR, 3.606%, (3 mo. USD LIBOR + 3.10%), 11/15/30(1)(2)	1,500	1,438,814

Series 2016-3A, Class ER, 6.456%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,500	1,368,890

Series 2018-1A, Class D, 3.349%, (3 mo. USD LIBOR + 3.05%), 7/30/30(1)(2)	2,500	2,384,413

Series 2018-1A, Class E, 7.236%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	2,000	1,835,728

Series 2021-33A, Class E, 7.31%, (3 mo. USD LIBOR + 6.83%), 11/20/34(1)(2)	2,500	2,421,465

Canyon Capital CLO, Ltd.:

Series 2012-1RA, Class E, 6.744%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,875	4,482,543

Series 2016-1A, Class ER, 6.794%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000	3,732,432

Series 2016-2A, Class ER, 7.044%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	4,500	4,155,466

Series 2017-1A, Class E, 7.294%, (3 mo. USD LIBOR + 6.25%), 7/15/30(1)(2)	3,250	3,113,545

Series 2018-1A, Class D, 3.944%, (3 mo. USD LIBOR + 2.90%), 7/15/31(1)(2)	3,000	2,924,700

Series 2018-1A, Class E, 6.794%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,750	2,590,181

19	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Canyon Capital CLO, Ltd.: (continued)

Series 2019-2A, Class ER, 7.794%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	$1,500	$1,461,224

Carlyle CLO C17, Ltd.:

Series C17A, Class CR, 3.099%, (3 mo. USD LIBOR + 2.80%), 4/30/31(1)(2)	5,000	4,885,560

Series C17A, Class DR, 7.286%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,500	3,337,841

Carlyle Global Market Strategies CLO, Ltd.:

Series 2012-3A, Class CR2, 4.538%, (3 mo. USD LIBOR + 3.50%), 1/14/32(1)(2)	2,500	2,411,645

Series 2012-3A, Class DR2, 7.538%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,500	1,374,878

Series 2014-3RA, Class C, 4.175%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	958,708

Series 2014-3RA, Class D, 6.625%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,150	1,968,970

Series 2014-4RA, Class C, 3.944%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,000	1,882,116

Series 2014-4RA, Class D, 6.694%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,500	3,103,443

Series 2019-4A, Class DR, 7.446%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,971,101

CarVal CLO IV, Ltd., Series 2021-1A, Class E, 7.663%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(2)	1,000	967,758

CIFC Funding, Ltd., Series 2022-4A, Class D, (3 mo. SOFR + 3.55%), 7/16/35(1)(3)	1,750	1,750,000

Dryden CLO, Ltd.:

Series 2018-55A, Class D, 3.894%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,500	1,447,854

Series 2018-55A, Class E, 6.444%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	2,000	1,927,626

Dryden Senior Loan Fund:

Series 2015-41A, Class DR, 3.644%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	5,000	4,790,720

Series 2015-41A, Class ER, 6.344%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	1,268	1,200,030

Series 2016-42A, Class DR, 3.974%, (3 mo. USD LIBOR + 2.93%), 7/15/30(1)(2)	2,500	2,432,592

Series 2016-42A, Class ER, 6.594%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	3,500	3,351,173

Elmwood CLO 14, Ltd., Series 2022-1A, Class E, 7.00%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	1,950	1,927,895

Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 7.689%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	2,500	2,393,668

Galaxy XXV CLO, Ltd.:

Series 2018-25A, Class D, 4.284%, (3 mo. USD LIBOR + 3.10%), 10/25/31(1)(2)	2,500	2,455,765

Security	Principal Amount (000’s omitted)	Value

Galaxy XXV CLO, Ltd.: (continued)

Series 2018-25A, Class E, 7.134%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	$3,500	$3,330,596

Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 7.063%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	2,500	2,373,745

Golub Capital Partners CLO 37B, Ltd.:

Series 2018-37A, Class D, 4.363%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(2)	4,000	3,907,692

Series 2018-37A, Class E, 6.813%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	4,750	4,225,818

Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 7.763%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,250	1,203,538

Golub Capital Partners CLO 58B, Ltd., Series 2021-58A, Class E, 7.054%, (3 mo. USD LIBOR + 6.81%), 1/25/35(1)(2)	2,500	2,399,192

Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 7.201%, (3 mo. USD LIBOR + 6.94%), 1/30/35(1)(2)	2,000	1,927,010

Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 7.463%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	1,000	968,804

ICG US CLO, Ltd.:

Series 2018-2A, Class D, 4.236%, (3 mo. USD LIBOR + 3.10%), 7/22/31(1)(2)	2,000	1,940,890

Series 2018-2A, Class E, 6.886%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	3,000	2,757,225

Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 6.845%, (3 mo. USD LIBOR + 6.60%), 1/18/34(1)(2)	1,450	1,421,258

Madison Park Funding XXV, Ltd., Series 2017-25A, Class D, 7.284%, (3 mo. USD LIBOR + 6.10%), 4/25/29(1)(2)	1,500	1,476,668

Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 7.901%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,466,180

Marble Point CLO XXIV, Ltd., Series 2022-1A, Class D1, 4.97%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,988,800

Neuberger Berman CLO XXII, Ltd.:

Series 2016-22A, Class DR, 4.144%, (3 mo. USD LIBOR + 3.10%), 10/17/30(1)(2)	2,500	2,447,435

Series 2016-22A, Class ER, 7.104%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	3,000	2,909,460

Neuberger Berman Loan Advisers CLO 28, Ltd., Series 2018-28A, Class E, 6.663%, (3 mo. USD LIBOR + 5.60%), 4/20/30(1)(2)	1,950	1,874,966

Neuberger Berman Loan Advisers CLO 30, Ltd.:

Series 2018-30A, Class DR, 3.913%, (3 mo. USD LIBOR + 2.85%), 1/20/31(1)(2)	2,500	2,427,177

Series 2018-30A, Class ER, 7.263%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(2)	1,000	962,158

20	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 7.228%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	$3,200	$3,162,739

OCP CLO, Ltd., Series 2022-24A, Class E, (3 mo. SOFR + 7.42%), 7/20/35(1)(3)	1,500	1,493,250

Palmer Square CLO, Ltd.:

Series 2013-2A, Class DRR, 6.894%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	3,000	2,938,062

Series 2015-1A, Class DR4, 6.98%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	1,948,234

Series 2018-1A, Class C, 3.544%, (3 mo. USD LIBOR + 2.50%), 4/18/31(1)(2)	3,000	2,906,328

Series 2018-1A, Class D, 6.194%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	2,000	1,925,842

Series 2018-2A, Class D, 6.663%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,000	1,941,988

Series 2021-2A, Class E, 7.394%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	983,883

Series 2022-1A, Class E, 6.816%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	2,000	1,977,904

RAD CLO 5, Ltd., Series 2019-5A, Class E, 7.884%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,750	1,741,831

RAD CLO 14, Ltd., Series 2021-14A, Class E, 6.73%, (3 mo. USD LIBOR + 6.50%), 1/15/35(1)(2)	950	910,627

Regatta XIII Funding, Ltd.:

Series 2018-2A, Class C, 4.144%, (3 mo. USD LIBOR + 3.10%), 7/15/31(1)(2)	2,500	2,459,622

Series 2018-2A, Class D, 6.994%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	5,000	4,696,830

Regatta XIV Funding, Ltd.:

Series 2018-3A, Class D, 4.384%, (3 mo. USD LIBOR + 3.20%), 10/25/31(1)(2)	2,500	2,457,677

Series 2018-3A, Class E, 7.134%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	4,500	4,226,022

Regatta XV Funding, Ltd., Series 2018-4A, Class D, 7.684%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	3,875	3,676,127

Upland CLO, Ltd.:

Series 2016-1A, Class CR, 3.963%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	4,500	4,282,636

Series 2016-1A, Class DR, 6.963%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	4,625	4,320,037

Vibrant CLO IX, Ltd.:

Series 2018-9A, Class C, 4.263%, (3 mo. USD LIBOR + 3.20%), 7/20/31(1)(2)	2,500	2,288,483

Series 2018-9A, Class D, 7.313%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	3,500	3,121,604

Vibrant CLO X, Ltd.:

Series 2018-10A, Class C, 4.313%, (3 mo. USD LIBOR + 3.25%), 10/20/31(1)(2)	5,000	4,685,000

Series 2018-10A, Class D, 7.253%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	5,000	4,482,660

Security	Principal Amount (000’s omitted)	Value

Voya CLO, Ltd.:

Series 2015-3A, Class CR, 4.213%, (3 mo. USD LIBOR + 3.15%), 10/20/31(1)(2)	$2,500	$2,371,980

Series 2015-3A, Class DR, 7.263%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	5,500	4,910,917

Series 2016-3A, Class CR, 4.294%, (3 mo. USD LIBOR + 3.25%), 10/18/31(1)(2)	2,000	1,872,938

Series 2016-3A, Class DR, 7.124%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	3,375	2,928,838

Series 2018-1A, Class C, 3.644%, (3 mo. USD LIBOR + 2.60%), 4/19/31(1)(2)	5,000	4,751,515

Series 2018-2A, Class E, 6.294%, (3 mo. USD LIBOR + 5.25%), 7/15/31(1)(2)	2,500	2,312,163

Webster Park CLO, Ltd.:

Series 2015-1A, Class CR, 3.963%, (3 mo. USD LIBOR + 2.90%), 7/20/30(1)(2)	2,000	1,957,692

Series 2015-1A, Class DR, 6.563%, (3 mo. USD LIBOR + 5.50%), 7/20/30(1)(2)	2,500	2,385,108

Wellfleet CLO, Ltd.:

Series 2021-1A, Class D, 4.563%, (3 mo. USD LIBOR + 3.50%), 4/20/34(1)(2)	1,200	1,176,011

Series 2021-3A, Class E, 8.144%, (3 mo. USD LIBOR + 7.10%), 1/15/35(1)(2)	950	924,450

Total Asset-Backed Securities (identified cost $308,437,456)		$294,308,232

Common Stocks — 0.7%
Security	Shares	Value

Aerospace and Defense — 0.1%

IAP Global Services, LLC(4)(5)(6)(7)	950	$4,274,449

IAP Global Services, LLC(4)(5)(6)	1,627	4,880,365

		$9,154,814

Automotive — 0.0%(8)

Dayco Products, LLC(6)(7)	88,506	$663,795

		$663,795

Containers and Glass Products — 0.0%(8)

LG Newco Holdco, Inc., Class A(6)(7)	250,979	$3,513,706

		$3,513,706

Electronics/Electrical — 0.0%(8)

Skillsoft Corp.(6)(7)	893,525	$4,780,359

		$4,780,359

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care — 0.1%

Akorn Holding Company, LLC, Class A(6)(7)	705,631	$5,968,439

		$5,968,439

Nonferrous Metals/Minerals — 0.0%(8)

ACNR Holdings, Inc., Class A(6)(7)	36,829	$2,716,139

		$2,716,139

Oil and Gas — 0.2%

AFG Holdings, Inc.(5)(6)(7)	498,342	$2,830,583

McDermott International, Ltd.(6)(7)	1,013,850	655,657

QuarterNorth Energy, Inc.(7)	77,069	10,057,504

QuarterNorth Energy, Inc.(7)	9,684	1,263,762

RDV Resources, Inc., Class A(6)(7)	359,500	1,078,500

		$15,886,006

Radio and Television — 0.2%

Clear Channel Outdoor Holdings, Inc.(6)(7)	1,204,044	$2,961,948

Cumulus Media, Inc., Class A(6)(7)	551,505	7,594,224

Cumulus Media, Inc., Class B(6)(7)	93,069	1,281,560

iHeartMedia, Inc., Class A(6)(7)	512,034	8,187,424

		$20,025,156

Retailers (Except Food and Drug) — 0.0%(8)

David’s Bridal, LLC(5)(6)(7)	272,023	$0

Phillips Pet Holding Corp.(5)(6)(7)	2,590	898,125

		$898,125

Telecommunications — 0.1%

GEE Acquisition Holdings Corp.(5)(6)(7)	364,650	$6,720,499

		$6,720,499

Utilities — 0.0%(8)

Longview Intermediate Holdings, LLC, Class A(6)(7)	149,459	$2,241,885

		$2,241,885

Total Common Stocks (identified cost $91,487,724)		$72,568,923

Convertible Preferred Stocks — 0.0%(8)
Security	Shares	Value

Containers and Glass Products — 0.0%(8)

LG Newco Holdco, Inc., Series A, 13.00%(6)(7)	38,060	$4,928,718

Total Convertible Preferred Stocks (identified cost $1,998,129)		$4,928,718

Corporate Bonds — 5.7%
Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%

Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	3,000	$2,973,780

TransDigm, Inc.:

6.25%, 3/15/26(1)	1,500	1,494,173

8.00%, 12/15/25(1)	1,500	1,563,105

		$6,031,058

Air Transport — 0.5%

American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:

5.50%, 4/20/26(1)	17,175	$17,044,728

5.75%, 4/20/29(1)	12,875	12,426,950

Delta Air Lines, Inc., 7.00%, 5/1/25(1)	4,650	4,983,210

Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	6,425	6,359,196

United Airlines, Inc.:

4.375%, 4/15/26(1)	4,625	4,470,062

4.625%, 4/15/29(1)	4,625	4,250,121

		$49,534,267

Airlines — 0.1%

Air Canada, 3.875%, 8/15/26(1)	6,850	$6,341,524

		$6,341,524

Auto Components — 0.0%(8)

Clarios Global, L.P., 6.75%, 5/15/25(1)	1,890	$1,930,342

Clarios Global, L.P./Clarios US Finance Co., 6.25%, 5/15/26(1)	3,893	3,936,738

		$5,867,080

Automotive — 0.1%

Tenneco, Inc.:

5.125%, 4/15/29(1)	9,050	$8,834,474

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value

Automotive (continued)

Tenneco, Inc.: (continued)

7.875%, 1/15/29(1)		450	$455,409

			$9,289,883

Building and Development — 0.0%(8)

Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)		3,150	$3,216,544

Winnebago Industries, Inc., 6.25%, 7/15/28(1)		900	894,150

			$4,110,694

Business Equipment and Services — 0.6%

Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		2,075	$2,007,770

Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28(1)		42,450	37,489,400

Prime Security Services Borrower, LLC/Prime Finance, Inc.:

5.25%, 4/15/24(1)		7,900	7,900,158

5.75%, 4/15/26(1)		15,225	14,623,308

			$62,020,636

Chemicals — 0.1%

INEOS Finance PLC, 3.375%, 3/31/26(1)	EUR	1,250	$1,255,490

INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)		3,050	2,787,837

Olympus Water US Holding Corp., 4.25%, 10/1/28(1)		6,850	6,064,168

			$10,107,495

Commercial Services — 0.1%

WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		8,225	$8,009,299

			$8,009,299

Commercial Services & Supplies — 0.0%(8)

GFL Environmental, Inc., 4.25%, 6/1/25(1)		5,300	$5,146,751

			$5,146,751

Communications Equipment — 0.0%(8)

CommScope, Inc., 4.75%, 9/1/29(1)		6,650	$5,571,004

			$5,571,004

Diversified Financial Services — 0.1%

AG Issuer, LLC, 6.25%, 3/1/28(1)		8,075	$7,904,335

			$7,904,335

Security	Principal Amount* (000’s omitted)	Value

Diversified Telecommunication Services — 0.6%

Altice France S.A.:

5.125%, 1/15/29(1)	1,300	$1,104,831

5.125%, 7/15/29(1)	57,625	48,878,101

5.50%, 10/15/29(1)	6,455	5,494,077

Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	6,500	5,652,920

Zayo Group Holdings, Inc. , 4.00%, 3/1/27(1)	4,000	3,486,900

		$64,616,829

Drugs — 0.1%

Jazz Securities DAC, 4.375%, 1/15/29(1)	9,150	$8,441,104

		$8,441,104

Electronics/Electrical — 0.2%

Imola Merger Corp., 4.75%, 5/15/29(1)	18,175	$16,925,923

LogMeIn, Inc., 5.50%, 9/1/27(1)	10,760	9,428,504

		$26,354,427

Entertainment — 0.1%

AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	8,700	$7,972,202

Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	2,125	2,210,138

		$10,182,340

Food Products — 0.1%

Del Monte Foods, Inc., 11.875%, 5/15/25(1)	8,200	$8,965,019

		$8,965,019

Health Care — 0.4%

Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(1)	22,800	$19,952,964

RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	2,150	2,002,467

Tenet Healthcare Corp., 4.25%, 6/1/29(1)	22,950	20,766,766

		$42,722,197

Hotels, Restaurants & Leisure — 0.6%

Carnival Corporation., 4.00%, 8/1/28(1)	34,575	$31,169,017

Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	15,580	14,162,609

NCL Corp., Ltd., 5.875%, 2/15/27(1)	22,000	21,000,760

SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,125	2,227,786

		$68,560,172

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Household Products — 0.0%(8)

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	1,075	$952,832

		$952,832

Internet Software & Services — 0.1%

Arches Buyer, Inc., 4.25%, 6/1/28(1)	6,900	$6,142,001

		$6,142,001

IT Services — 0.1%

Rackspace Technology Global, Inc., 3.50%, 2/15/28(1)	11,185	$9,687,846

		$9,687,846

Leisure Goods/Activities/Movies — 0.0%(8)

Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	3,300	$3,242,432

		$3,242,432

Machinery — 0.2%

Clark Equipment Company, 5.875%, 6/1/25(1)	1,050	$1,065,524

Madison IAQ, LLC, 4.125%, 6/30/28(1)	13,400	11,775,585

TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,150	3,893,157

		$16,734,266

Media — 0.2%

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	6,753	$2,506,798

iHeartCommunications, Inc.:

4.75%, 1/15/28(1)	2,550	2,314,571

5.25%, 8/15/27(1)	2,125	1,989,765

6.375%, 5/1/26	2,896	2,906,551

8.375%, 5/1/27	5,248	5,205,090

Univision Communications, Inc., 4.50%, 5/1/29(1)	9,125	8,201,368

		$23,124,143

Oil, Gas & Consumable Fuels — 0.1%

CITGO Petroleum Corporation:

6.375%, 6/15/26(1)	1,750	$1,742,387

7.00%, 6/15/25(1)	10,525	10,471,533

		$12,213,920

Packaging & Containers — 0.1%

Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)	2,300	$2,297,424

Security	Principal Amount* (000’s omitted)	Value

Packaging & Containers (continued)

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:

4.00%, 10/15/27(1)	5,150	$4,500,611

4.375%, 10/15/28(1)	9,125	8,064,355

		$14,862,390

Pharmaceuticals — 0.2%

Bausch Health Companies, Inc.:

4.875%, 6/1/28(1)	8,675	$7,707,390

5.50%, 11/1/25(1)	8,975	8,700,096

6.125%, 2/1/27(1)	6,075	5,843,725

		$22,251,211

Professional Services — 0.0%(8)

CoreLogic, Inc., 4.50%, 5/1/28(1)	5,525	$4,903,051

		$4,903,051

Real Estate Investment Trusts (REITs) — 0.1%

Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	6,425	$6,240,924

		$6,240,924

Software — 0.2%

Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,225	$4,314,929

Sabre GLBL, Inc.:

7.375%, 9/1/25(1)	2,125	2,153,539

9.25%, 4/15/25(1)	2,525	2,698,190

Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)	10,350	9,137,238

		$18,303,896

Specialty Retail — 0.0%(8)

PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,300	$1,210,827

		$1,210,827

Technology — 0.1%

Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	11,400	$10,162,758

		$10,162,758

Telecommunications — 0.3%

LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	9,325	$8,504,400

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Lumen Technologies, Inc., 4.00%, 2/15/27(1)	14,250	$12,695,254

VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	8,550	7,243,132

		$28,442,786

Trading Companies & Distributors — 0.1%

American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	2,975	$2,778,382

SRS Distribution, Inc., 4.625%, 7/1/28(1)	4,575	4,194,909

		$6,973,291

Utilities — 0.0%(8)

Calpine Corp., 5.25%, 6/1/26(1)	1,109	$1,096,468

		$1,096,468

Wireless Telecommunication Services — 0.1%

Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	6,325	$6,252,326

		$6,252,326

Total Corporate Bonds (identified cost $654,337,179)		$602,573,482

Exchange-Traded Funds — 0.4%
Security	Shares	Value

SPDR Blackstone Senior Loan ETF	1,051,000	$46,737,970

Total Exchange-Traded Funds (identified cost $48,242,942)		$46,737,970

Preferred Stocks — 0.1%
Security	Shares	Value

Financial Services — 0.0%

DBI Investors, Inc., Series A-1(5)(6)(7)	13,348	$0

		$0

Nonferrous Metals/Minerals — 0.1%

ACNR Holdings, Inc., 15.00% (PIK)(6)(7)	17,394	$7,392,450

		$7,392,450

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC:

Series A, 8.00% (PIK)(5)(6)(7)	7,852	$0

Security		Shares	Value

Retailers (Except Food and Drug) (continued)

David’s Bridal, LLC: (continued)

Series B, 10.00% (PIK)(5)(6)(7)		31,998	$0

			$0

Total Preferred Stocks (identified cost $2,590,558)			$7,392,450

Senior Floating-Rate Loans — 85.7%(9)
Borrower/Description	Principal Amount* (000’s omitted)		Value

Aerospace and Defense — 1.7%

Aernnova Aerospace S.A.U.:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	1,194	$1,189,685

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,656	4,639,771

AI Convoy (Luxembourg) S.a.r.l.:

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	2,850	2,963,012

Term Loan, 5.05%, (USD LIBOR + 3.50%), 1/18/27(10)		6,597	6,565,057

Dynasty Acquisition Co., Inc.:

Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 4/6/26		30,484	29,886,088

Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 4/6/26		16,392	16,070,485

IAP Worldwide Services, Inc.:

Revolving Loan, 0.75%, 7/18/23(11)		5,526	5,480,487

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(5)		6,810	5,470,128

Spirit Aerosystems, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 1/15/25		10,437	10,435,517

TransDigm, Inc.:

Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 8/22/24		30,671	30,259,488

Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 5/30/25		6,304	6,194,274

Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 12/9/25		33,691	33,089,374

WP CPP Holdings, LLC, Term Loan, 4.989%, (USD LIBOR + 3.75%), 4/30/25(10)		27,516	26,020,109

			$178,263,475

Airlines — 1.3%

AAdvantage Loyalty IP, Ltd., Term Loan, 5.813%, (3 mo. USD LIBOR + 4.75%), 4/20/28		27,625	$28,148,715

Air Canada, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28		5,875	5,829,469

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Airlines (continued)

American Airlines, Inc.:

Term Loan, 2.448%, (1 mo. USD LIBOR + 1.75%), 6/27/25		13,725	$13,269,988

Term Loan, 1/29/27(12)		5,128	4,934,162

Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27		16,424	17,064,264

SkyMiles IP, Ltd., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 10/20/27		34,225	35,413,360

United Airlines, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 4/21/28		37,493	37,300,234

			$141,960,192

Auto Components — 2.3%

Adient US, LLC, Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/10/28		15,101	$15,037,793

American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24		17,467	17,452,062

Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(10)		9,385	8,498,350

Clarios Global, L.P.:

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	25,000	25,733,243

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/30/26		19,386	19,114,893

CS Intermediate Holdco 2, LLC, Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 11/2/23		4,991	4,635,734

Dayco Products, LLC, Term Loan, 4.758%, (3 mo. USD LIBOR + 4.25%), 5/19/23		14,492	14,371,004

DexKo Global, Inc.:

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28(11)	EUR	1,012	1,045,203

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	6,291	6,495,823

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	3,272	3,378,006

Term Loan, 4.717%, (3 mo. USD LIBOR + 3.75%), 10/4/28		2,172	2,122,044

Term Loan, 4.717%, (3 mo. USD LIBOR + 3.75%), 10/4/28		11,403	11,140,731

Garrett LX I S.a.r.l.:

Term Loan, 3.50%, (3 mo. EURIBOR+ 3.50%), 4/30/28	EUR	15,900	16,354,366

Term Loan, 4.49%, (3 mo. USD LIBOR + 3.25%), 4/30/28		5,696	5,546,845

LTI Holdings, Inc.:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 9/6/25		5,694	5,592,087

Borrower/Description	Principal Amount* (000’s omitted)		Value

Auto Components (continued)

LTI Holdings, Inc.: (continued)

Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 7/24/26		2,048	$2,020,627

Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 7/24/26		3,179	3,159,232

Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 7/24/26		1,922	1,909,863

Tenneco, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 10/1/25		34,052	33,718,895

TI Group Automotive Systems, LLC:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 12/16/26	EUR	8,933	9,330,042

Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 12/16/26		5,965	5,927,470

Truck Hero, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 1/31/28		15,429	14,435,524

Visteon Corporation, Term Loan, 2.477%, (USD LIBOR + 1.75%), 3/25/24(10)		2,217	2,191,474

Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28		8,781	8,227,680

			$237,438,991

Automobiles — 0.6%

Bombardier Recreational Products, Inc., Term Loan, 2.488%, (1 mo. USD LIBOR + 2.00%), 5/24/27		43,834	$43,159,171

MajorDrive Holdings IV, LLC, Term Loan, 4.563%, (3 mo. USD LIBOR + 4.00%), 6/1/28		15,602	15,329,284

Thor Industries, Inc., Term Loan, 3.813%, (1 mo. USD LIBOR + 3.00%), 2/1/26		8,457	8,409,510

			$66,897,965

Beverage — 0.3%

Arterra Wines Canada, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/24/27		3,439	$3,404,512

City Brewing Company, LLC, Term Loan, 4.469%, (3 mo. USD LIBOR + 3.50%), 4/5/28		7,040	6,634,847

Naked Juice, LLC, Term Loan, 4.001%, (SOFR + 3.25%), 1/24/29		4,625	4,545,024

Triton Water Holdings, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 3/31/28		19,086	18,592,643

			$33,177,026

Biotechnology — 0.6%

Alkermes, Inc., Term Loan, 3.544%, (3 mo. USD LIBOR + 2.50%), 3/12/26		18,457	$18,134,154

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Biotechnology (continued)

Alltech, Inc., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 10/13/28		7,556	$7,471,057

Grifols Worldwide Operations USA, Inc., Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 11/15/27		33,671	32,950,807

			$58,556,018

Building Products — 0.9%

ACProducts, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/17/28		18,858	$16,406,025

Cornerstone Building Brands, Inc., Term Loan, 3.804%, (3 mo. USD LIBOR + 3.25%), 4/12/28		19,810	18,658,965

CP Atlas Buyer, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 11/23/27		3,980	3,746,222

CPG International, Inc., Term Loan, 4/28/29(12)		13,775	13,671,687

LHS Borrower, LLC, Term Loan, 5.55%, (SOFR + 4.75%), 2/16/29		19,750	19,058,750

MI Windows and Doors, LLC, Term Loan, 4.30%, (SOFR + 3.50%), 12/18/27		6,645	6,600,697

Standard Industries, Inc., Term Loan, 3.788%, (6 mo. USD LIBOR + 2.50%), 9/22/28		15,609	15,594,743

			$93,737,089

Capital Markets — 3.2%

Advisor Group, Inc., Term Loan, 5.264%, (1 mo. USD LIBOR + 4.50%), 7/31/26		40,671	$40,590,458

AllSpring Buyer, LLC, Term Loan, 4.31%, (3 mo. USD LIBOR + 3.25%), 11/1/28		6,315	6,310,569

Apex Group Treasury, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 7/27/28		5,996	5,968,718

Aretec Group, Inc., Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 10/1/25		18,563	18,551,317

Axalta Coating Systems US Holdings, Inc., Term Loan, 2.756%, (3 mo. USD LIBOR + 1.75%), 6/1/24		21,101	20,919,181

CeramTec AcquiCo GmbH, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/16/29	EUR	12,779	13,252,534

Citco Funding, LLC, Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 9/28/23		14,738	14,719,203

Clipper Acquisitions Corp., Term Loan, 2.188%, (1 mo. USD LIBOR + 1.75%), 3/3/28		12,772	12,607,014

Edelman Financial Center, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 4/7/28		29,148	28,963,739

EIG Management Company, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 2/22/25		2,904	2,889,480

FinCo I, LLC, Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 6/27/25		24,970	24,870,218

Borrower/Description	Principal Amount* (000’s omitted)		Value

Capital Markets (continued)

Focus Financial Partners, LLC:

Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 7/3/24		13,044	$12,982,492

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 6/30/28		10,029	9,976,028

Franklin Square Holdings, L.P., Term Loan, 3.063%, (1 mo. USD LIBOR + 2.25%), 8/1/25		6,297	6,225,766

Guggenheim Partners, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 7/21/23		24,324	24,283,211

HighTower Holdings, LLC, Term Loan, 5.098%, (3 mo. USD LIBOR + 4.00%), 4/21/28		9,245	9,160,251

Hudson River Trading, LLC, Term Loan, 3.815%, (SOFR + 3.00%), 3/20/28		25,965	25,660,705

LPL Holdings, Inc., Term Loan, 2.205%, (1 mo. USD LIBOR + 1.75%), 11/12/26		16,031	15,890,729

Mariner Wealth Advisors, LLC:

Term Loan, 4.496%, (SOFR + 3.25%), 8/18/28		1,192	1,181,571

Term Loan, 4.496%, (SOFR + 3.25%), 8/18/28		8,334	8,260,753

Term Loan, 8/18/28(12)		589	584,129

Term Loan, 8/18/28(12)		3,536	3,504,777

Press Ganey Holdings, Inc., Term Loan, 4.988%, (USD LIBOR + 3.75%), 7/24/26(10)		2,481	2,459,539

Victory Capital Holdings, Inc.:

Term Loan, 3.219%, (3 mo. USD LIBOR + 2.25%), 7/1/26		13,628	13,532,424

Term Loan, 12/29/28(12)		9,335	9,249,426

			$332,594,232

Chemicals — 3.3%

Apergy Corporation:

Term Loan, 3.313%, (1 mo. USD LIBOR + 2.50%), 5/9/25		328	$326,429

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 6/3/27		1,551	1,559,006

Aruba Investments, Inc.:

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 11/24/27	EUR	3,416	3,576,159

Term Loan, 4.576%, (3 mo. USD LIBOR + 3.75%), 11/24/27		5,074	5,029,482

Atotech B.V.:

Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), 3/18/28	EUR	2,675	2,797,299

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 3/18/28		20,411	20,274,290

Caldic B.V., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/3/29	EUR	6,000	6,266,404

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Chemicals (continued)

Charter NEX US, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 12/1/27		8,281	$8,249,742

Chemours Company (The), Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/3/25	EUR	2,804	2,909,540

Colouroz Investment 1 GmbH:

Term Loan, 5.00%, 9/21/23(10)	EUR	3,049	3,112,182

Term Loan, 9/21/23(12)	EUR	40	40,434

CPC Acquisition Corp., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 12/29/27		16,756	15,917,963

Flint Group GmbH:

Term Loan, 9/21/23(12)	EUR	402	410,093

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		1,390	1,342,208

Term Loan, 9/21/23(12)	EUR	46	47,371

Term Loan, 9/21/23(12)	EUR	106	107,864

Term Loan, 9/21/23(12)	EUR	209	213,757

Flint Group US, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		8,406	8,119,257

Gemini HDPE, LLC, Term Loan, 4.239%, (3 mo. USD LIBOR + 3.00%), 12/31/27		5,019	5,006,748

GEON Performance Solutions, LLC, Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 8/18/28		5,747	5,741,467

Groupe Solmax, Inc., Term Loan, 5.756%, (3 mo. USD LIBOR + 4.75%), 5/29/28		15,582	15,221,207

INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	1,975	2,041,856

INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26		5,065	5,048,594

INEOS Finance PLC:

Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), 4/1/24	EUR	6,258	6,518,729

Term Loan, 3.25%, (1 mo. EURIBOR + 2.75%, Floor 0.50%), 11/4/28	EUR	8,900	9,208,318

INEOS Quattro Holdings UK Ltd, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	24,900	25,442,676

INEOS Styrolution US Holding, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 1/29/26		19,212	19,029,243

INEOS US Finance, LLC, Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 11/8/28		7,575	7,518,188

Kraton Corporation, Term Loan, 3.99%, (3 mo. USD LIBOR + 3.25%), 3/15/29		5,700	5,685,750

Kraton Polymers Holdings B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	4,250	4,430,297

Borrower/Description	Principal Amount* (000’s omitted)		Value

Chemicals (continued)

Lonza Group AG:

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	7,123	$7,328,542

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	8,475	8,719,045

Term Loan, 5.006%, (6 mo. USD LIBOR + 4.00%), 7/3/28		22,017	21,411,698

LSF11 Skyscraper Holdco S.a r.l.:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/29/27	EUR	11,350	11,856,439

Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 9/29/27		4,802	4,774,672

Messer Industries GmbH:

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/2/26	EUR	2,347	2,432,389

Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 3/2/26		9,873	9,801,292

Olympus Water US Holding Corporation:

Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 11/9/28		5,012	4,933,672

Term Loan, 5.298%, (SOFR + 4.50%), 11/9/28		5,425	5,360,578

Orion Engineered Carbons GmbH:

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 9/24/28	EUR	1,250	1,297,259

Term Loan, 3.256%, (3 mo. USD LIBOR + 2.25%), 9/24/28		4,502	4,460,165

PQ Corporation, Term Loan, 3.739%, (3 mo. USD LIBOR + 2.50%), 6/9/28		8,823	8,759,903

Rohm Holding GmbH:

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 7/31/26	EUR	2,150	2,149,066

Term Loan, 5.269%, (3 mo. USD LIBOR + 4.75%), 7/31/26		16,086	15,603,333

Spectrum Holdings III Corp., Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 1/31/25		5,559	5,383,939

Starfruit Finco B.V., Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 10/1/25		7,689	7,592,965

Trinseo Materials Operating S.C.A.:

Term Loan, 2.764%, (1 mo. USD LIBOR + 2.50%), 5/3/28		7,717	7,638,139

Term Loan, 9/6/24(12)		6,750	6,687,421

Tronox Finance, LLC:

Term Loan, 3.215%, (USD LIBOR + 2.25%), 3/10/28(10)		11,570	11,480,403

Term Loan, 4/4/29(12)		3,675	3,665,813

W.R. Grace & Co.-Conn., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 9/22/28		9,526	9,474,922

			$352,004,208

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Clothing/Textiles — 0.0%(8)

Samsonite International S.A., Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 4/25/25		2,725	$2,686,192

			$2,686,192

Commercial Services & Supplies — 2.1%

Allied Universal Holdco, LLC:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/12/28	EUR	4,484	$4,529,087

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 5/12/28		12,786	12,481,027

Asplundh Tree Expert, LLC, Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 9/7/27		8,323	8,254,583

Belfor Holdings, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 4/6/26		2,627	2,627,402

Clean Harbors, Inc., Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 10/8/28		5,461	5,449,707

Covanta Holding Corporation:

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 11/30/28		1,837	1,831,484

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 11/30/28		138	137,190

EnergySolutions, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/9/25		17,758	17,536,484

Garda World Security Corporation:

Term Loan, 4.874%, (SOFR + 4.25%), 2/1/29		6,375	6,311,250

Term Loan, 4.92%, (1 mo. USD LIBOR + 4.25%), 10/30/26		11,995	11,910,171

GFL Environmental, Inc., Term Loan, 4.239%, (3 mo. USD LIBOR + 3.00%), 5/30/25		7,619	7,613,036

Harsco Corporation, Term Loan, 3.125%, (1 mo. USD LIBOR + 2.25%), 3/10/28		3,424	3,325,681

IRI Holdings, Inc.:

Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 12/1/25		22,107	22,109,751

Term Loan, 5.764%, (1 mo. USD LIBOR + 5.00%), 12/1/25		6,206	6,204,209

KAR Auction Services, Inc., Term Loan, 3.063%, (1 mo. USD LIBOR + 2.25%), 9/19/26		3,285	3,276,305

LABL, Inc., Term Loan, 5.764%, (1 mo. USD LIBOR + 5.00%), 10/29/28		8,703	8,553,058

Monitronics International, Inc., Term Loan, 8.75%, (1 mo. USD LIBOR + 7.50%, Floor 1.25%), 3/29/24		16,929	13,091,776

PECF USS Intermediate Holding III Corporation, Term Loan, 4.758%, (1 mo. USD LIBOR + 4.25%), 12/15/28		13,466	13,297,922

Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25		8,574	7,973,415

Borrower/Description	Principal Amount* (000’s omitted)		Value

Commercial Services & Supplies (continued)

Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(10)		18,588	$18,391,590

SITEL Group, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 8/28/28	EUR	6,425	6,727,220

SITEL Worldwide Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/28/28		27,473	27,250,154

Tempo Acquisition, LLC, Term Loan, 8/31/28(12)		2,500	2,486,720

TMS International Corp., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/14/24(10)		1,778	1,768,612

TruGreen Limited Partnership, Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 11/2/27		4,049	4,039,891

US Ecology Holdings, Inc., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 11/1/26		2,542	2,533,954

Werner FinCo L.P., Term Loan, 5.006%, (3 mo. USD LIBOR + 4.00%), 7/24/24		4,643	4,590,977

			$224,302,656

Communications Equipment — 0.3%

CommScope, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/6/26		19,606	$18,916,821

Digi International, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 5.00%, Floor 0.50%), 11/1/28		5,651	5,633,556

Tiger Acquisition, LLC, Term Loan, 3.758%, (3 mo. USD LIBOR + 3.25%), 6/1/28		6,923	6,645,780

			$31,196,157

Construction Materials — 0.4%

Oscar AcquisitionCo, LLC, Term Loan, 4/30/29(12)		13,300	$12,751,375

Quikrete Holdings, Inc.:

Term Loan, 3.389%, (1 mo. USD LIBOR + 2.625%), 2/1/27		4,292	4,177,464

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 6/11/28		22,225	21,699,467

			$38,628,306

Containers & Packaging — 1.3%

Berlin Packaging, LLC, Term Loan, 4.338%, (USD LIBOR + 3.75%), 3/11/28(10)		15,074	$14,942,350

Berry Global, Inc., Term Loan, 2.238%, (1 mo. USD LIBOR + 1.75%), 7/1/26		6,443	6,355,763

BWAY Holding Company, Term Loan, 3.705%, (1 mo. USD LIBOR + 3.25%), 4/3/24		11,054	10,864,144

Clydesdale Acquisition Holdings, Inc., Term Loan, 4/13/29(12)		13,325	13,170,550

Kouti B.V., Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 8/31/28	EUR	29,250	29,954,719

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Containers & Packaging (continued)

Pregis TopCo Corporation:

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 7/31/26	1,995	$1,961,545

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 7/31/26	1,368	1,345,893

Pretium PKG Holdings, Inc.:

Term Loan, 4.733%, (USD LIBOR + 4.00%), 10/2/28(10)	7,157	6,962,927

Term Loan - Second Lien, 7.25%, (USD LIBOR + 6.75%, Floor 0.50%), 10/1/29(10)	6,675	6,441,375

Pro Mach Group, Inc.:

Term Loan, 4.00%, 8/31/28(11)	183	182,330

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 8/31/28	2,658	2,649,040

Proampac PG Borrower, LLC, Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 11/3/25(10)	22,921	22,628,565

Reynolds Group Holdings, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 9/20/28	16,990	16,601,293

Trident TPI Holdings, Inc.:

Term Loan, 4.479%, (1 mo. USD LIBOR + 4.00%), 9/15/28(11)	1,050	1,038,927

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 9/15/28	7,385	7,306,627

		$142,406,048

Distributors — 0.5%

Autokiniton US Holdings, Inc., Term Loan, 5.00%, (12 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28	20,894	$20,632,574

Phillips Feed Service, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(5)	478	382,321

White Cap Buyer, LLC, Term Loan, 4.45%, (SOFR + 3.75%), 10/19/27	28,649	28,013,123

		$49,028,018

Diversified Consumer Services — 0.6%

Ascend Learning, LLC:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/11/28	15,481	$15,315,263

Term Loan - Second Lien, 6.514%, (1 mo. USD LIBOR + 5.75%), 12/10/29	5,243	5,193,074

FrontDoor, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 6/17/28	868	865,181

KUEHG Corp.:

Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 2/21/25	28,786	28,560,324

Term Loan - Second Lien, 9.256%, (3 mo. USD LIBOR + 8.25%), 8/22/25	4,425	4,426,381

Borrower/Description	Principal Amount* (000’s omitted)		Value

Diversified Consumer Services (continued)

Sotheby’s, Term Loan, 5.544%, (3 mo. USD LIBOR + 4.50%), 1/15/27		4,046	$4,049,897

			$58,410,120

Diversified Financial Services — 0.4%

Concorde Midco Ltd, Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	8,730	$9,166,540

Sandy BidCo B.V., Term Loan, 6/12/28(12)	EUR	19,258	20,221,394

Zephyr Bidco Limited:

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 7/23/25	EUR	4,975	5,129,633

Term Loan, 5.473%, (SONIA + 4.75%), 7/23/25	GBP	8,675	10,622,037

			$45,139,604

Diversified Telecommunication Services — 3.4%

Altice France S.A.:

Term Loan, 4.506%, (3 mo. USD LIBOR + 4.00%), 8/14/26		11,572	$11,510,439

Term Loan, 4.732%, (3 mo. USD LIBOR + 3.69%), 1/31/26		4,426	4,389,127

CenturyLink, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 3/15/27		50,279	48,296,172

GEE Holdings 2, LLC:

Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25		9,639	9,410,188

Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26		6,634	5,473,302

LCPR Loan Financing, LLC, Term Loan, 4.304%, (1 mo. USD LIBOR + 3.75%), 10/16/28		1,650	1,647,937

Level 3 Financing, Inc., Term Loan, 2.514%, (1 mo. ‘USD LIBOR + 1.75%), 3/1/27		1,098	1,062,359

Numericable Group S.A.:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	11,996	12,308,302

Term Loan, 3.989%, (3 mo. USD LIBOR + 2.75%), 7/31/25		20,749	20,404,492

Telenet Financing USD, LLC, Term Loan, 2.554%, (1 mo. USD LIBOR + 2.00%), 4/30/28		32,325	31,674,459

Telenet International Finance S.a.r.l., Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 4/30/29	EUR	5,000	5,099,202

UPC Broadband Holding B.V.:

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	4,850	4,964,078

Term Loan, 2.804%, (1 mo. USD LIBOR + 2.25%), 4/30/28		7,475	7,370,664

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Diversified Telecommunication Services (continued)

UPC Broadband Holding B.V.: (continued)

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	13,850	$14,318,840

UPC Financing Partnership, Term Loan, 3.554%, (1 mo. USD LIBOR + 3.00%), 1/31/29		31,300	31,056,862

Virgin Media Bristol, LLC:

Term Loan, 3.054%, (1 mo. USD LIBOR + 2.50%), 1/31/28		44,275	43,696,946

Term Loan, 3.804%, (1 mo. USD LIBOR + 3.25%), 1/31/29		500	498,299

Virgin Media Ireland Limited, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 7/15/29	EUR	8,500	8,792,542

Virgin Media SFA Finance Limited:

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 1/31/29	EUR	11,625	11,884,931

Term Loan, 3.973%, (SONIA + 3.25%), 1/15/27	GBP	8,175	10,037,653

Term Loan, 3.973%, (SONIA + 3.25%), 11/15/27	GBP	600	737,090

Zayo Group Holdings, Inc., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 3/9/27	EUR	4,162	4,209,559

Ziggo B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	24,150	24,553,505

Ziggo Financing Partnership, Term Loan, 3.054%, (1 mo. USD LIBOR + 2.50%), 4/30/28		45,075	44,276,812

			$357,673,760

Electrical Equipment — 0.2%

Brookfield WEC Holdings, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 8/1/25		7,640	$7,520,838

GrafTech Finance, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 2/12/25		3,660	3,645,850

II-VI Incorporated, Term Loan, 12/8/28(12)		12,650	12,615,213

			$23,781,901

Electronic Equipment, Instruments & Components — 1.0%

Celestica, Inc., Term Loan, 2.823%, (1 mo. USD LIBOR + 2.13%), 6/27/25		3,988	$3,960,148

Chamberlain Group, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/3/28		18,728	18,426,653

CPI International, Inc., Term Loan, 4.488%, (USD LIBOR + 3.25%, Floor 1.00%), 7/26/24(10)		9,501	9,447,184

Creation Technologies, Inc., Term Loan, 6.462%, (3 mo. USD LIBOR + 5.50%), 10/5/28		11,500	11,068,750

DG Investment Intermediate Holdings 2, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 3/31/28		995	986,530

Minimax Viking GmbH, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	1,866	1,939,077

Borrower/Description	Principal Amount* (000’s omitted)		Value

Electronic Equipment, Instruments & Components (continued)

Mirion Technologies, Inc., Term Loan, 3.25%, (6 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/20/28		8,329	$8,244,343

Robertshaw US Holding Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25		17,074	15,349,303

TTM Technologies, Inc., Term Loan, 2.955%, (1 mo. USD LIBOR + 2.50%), 9/28/24		1,605	1,606,785

Verifone Systems, Inc., Term Loan, 4.498%, (3 mo. USD LIBOR + 4.00%), 8/20/25		13,837	13,603,819

Verisure Holding AB:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 7/20/26	EUR	4,475	4,592,258

Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 3/27/28	EUR	15,450	15,810,012

			$105,034,862

Energy Equipment & Services — 0.2%

Ameriforge Group, Inc.:

Term Loan, 12.603%, (USD LIBOR + 13.00%, Floor 1.00%), 12/29/23(11)		3,013	$1,506,412

Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, 12/31/23		23,692	11,845,857

Lealand Finance Company B.V.:

Letter of Credit, 4.486%, 6/28/24(11)		9,039	7,367,087

Term Loan, 4.763%, (1 mo. USD LIBOR + 4.00%), 1.763% cash, 3.00% PIK, 6/30/25		2,405	1,262,868

			$21,982,224

Engineering & Construction — 1.3%

Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28		15,998	$15,888,038

Amentum Government Services Holdings, LLC:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 1/29/27		9,407	9,378,039

Term Loan, 4.647%, (SOFR + 4.00%), 2/15/29(10)		10,625	10,581,841

American Residential Services, LLC, Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 10/15/27		7,563	7,459,480

APi Group DE, Inc.:

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 10/1/26		12,964	12,904,945

Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 1/3/29		12,372	12,342,639

Artera Services, LLC, Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 3/6/25		13,126	12,338,264

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Engineering & Construction (continued)

Brand Energy & Infrastructure Services, Inc., Term Loan, 5.294%, (USD LIBOR + 4.25%), 6/21/24(10)		19,911	$18,928,014

Centuri Group, Inc., Term Loan, 3.008%, (3 mo. USD LIBOR + 2.50%), 8/27/28		8,438	8,352,098

Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26		11,260	11,252,959

Osmose Utilities Services, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 6/23/28		4,919	4,860,602

Pike Corporation, Term Loan, 3.77%, (1 mo. USD LIBOR + 3.00%), 1/21/28		3,260	3,248,557

USIC Holdings, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 5/12/28		6,020	5,969,226

			$133,504,702

Entertainment — 2.2%

Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28		3,571	$3,561,811

AMC Entertainment Holdings, Inc., Term Loan, 3.488%, (1 mo. USD LIBOR + 3.00%), 4/22/26		19,752	17,685,842

City Football Group Limited, Term Loan, 4.598%, (3 mo. USD LIBOR + 3.50%), 7/21/28		14,264	13,907,644

Creative Artists Agency, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 11/27/26		9,416	9,392,100

Crown Finance US, Inc.:

Term Loan, 4.00%, (6 mo. USD LIBOR + 2.50%), 2/28/25		24,330	18,639,252

Term Loan, 10.076%, (6 mo. USD LIBOR + 8.25%), 2/28/25		2,800	2,994,061

Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(13)		6,248	7,240,880

Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24		62,085	61,929,482

Live Nation Entertainment, Inc., Term Loan, 2.25%, (1 mo. USD LIBOR + 1.75%), 10/17/26		15,709	15,411,468

Playtika Holding Corp., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 3/13/28		33,749	33,441,567

Renaissance Holding Corp.:

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 5/30/25		9,018	8,951,125

Term Loan, 5.00%, (SOFR + 4.50%, Floor 0.50%), 3/30/29		2,575	2,571,781

Term Loan - Second Lien, 7.764%, (1 mo. USD LIBOR + 7.00%), 5/29/26		3,175	3,157,423

UFC Holdings, LLC, Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), 4/29/26		28,382	28,014,422

Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	3,878	3,391,804

			$230,290,662

Borrower/Description	Principal Amount* (000’s omitted)		Value

Equity Real Estate Investment Trusts (REITs) — 0.1%

Iron Mountain, Inc., Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 1/2/26		8,745	$8,700,888

			$8,700,888

Food & Staples Retailing — 0.0%(8)

BJ’s Wholesale Club, Inc., Term Loan, 2.525%, (1 mo. USD LIBOR + 2.00%), 2/3/24		1,318	$1,319,563

			$1,319,563

Food Products — 1.6%

8th Avenue Food & Provisions, Inc., Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 10/1/25		6,642	$5,931,801

Badger Buyer Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 9/30/24		4,851	4,536,081

CHG PPC Parent, LLC:

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/31/25	EUR	2,000	2,066,384

Term Loan, 3.813%, (1 mo. USD LIBOR + 3.00%), 12/8/28		5,825	5,737,625

Del Monte Foods, Inc., Term Loan, 2/15/29(12)		6,325	6,261,750

Froneri International, Ltd., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 1/29/27		18,103	17,683,941

H Food Holdings, LLC:

Term Loan, 4.451%, (1 mo. USD LIBOR + 3.69%), 5/23/25		8,493	8,160,589

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 5/23/25		5,563	5,363,782

JBS USA LUX S.A., Term Loan, 2.804%, (6 mo. USD LIBOR + 2.00%), 5/1/26		52,089	51,971,800

Monogram Food Solutions, LLC, Term Loan, 4.813%, (1 mo. USD LIBOR + 4.00%), 8/28/28		6,010	5,949,838

Nomad Foods Europe Midco Limited, Term Loan, 2.756%, (3 mo. USD LIBOR + 2.25%), 5/15/24		10,516	10,456,333

Shearer’s Foods, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 9/23/27		2,881	2,796,221

Simply Good Foods USA, Inc., Term Loan, 3.792%, (SOFR + 3.25%), 7/7/24		2,320	2,322,600

Sovos Brands Intermediate, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 6/8/28		6,155	6,111,983

Sunshine Investments B.V.:

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 3/28/25	EUR	10,618	11,182,383

Term Loan, 4.089%, (SONIA + 3.50%), 3/28/25	GBP	2,000	2,511,365

United Petfood Group B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 4/23/28	EUR	8,400	8,606,812

UTZ Quality Foods, LLC, Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 1/20/28		2,052	2,036,634

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Food Products (continued)

Valeo F1 Company Limited (Ireland):

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/30/28	EUR	8,550	$8,726,680

Term Loan, 5.691%, (SONIA + 5.00%), 6/28/28	GBP	2,500	3,013,951

			$171,428,553

Gas Utilities — 0.3%

CQP Holdco L.P., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 6/5/28		27,757	$27,722,410

			$27,722,410

Health Care Equipment & Supplies — 1.0%

Bayou Intermediate II, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 8/2/28		8,229	$8,208,802

CryoLife, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 6/1/27		6,748	6,672,415

Gloves Buyer, Inc., Term Loan, 4.671%, (1 mo. USD LIBOR + 4.00%), 12/29/27		12,308	12,154,478

ICU Medical, Inc., Term Loan, 3.00%, (SOFR + 2.50%, Floor 0.50%), 1/8/29		7,475	7,464,490

Journey Personal Care Corp., Term Loan, 5.256%, (3 mo. USD LIBOR + 4.25%), 3/1/28		23,583	22,227,360

Medline Borrower, L.P., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 10/23/28		28,600	28,148,263

Ortho-Clinical Diagnostics S.A., Term Loan, 3.452%, (1 mo. USD LIBOR + 3.00%), 6/30/25		16,226	16,206,868

			$101,082,676

Health Care Providers & Services — 5.4%

ADMI Corp., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/23/27		1,122	$1,111,087

AEA International Holdings (Lux) S.a.r.l., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 9/7/28		16,409	16,388,303

Biogroup-LCD, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 2/9/28	EUR	10,650	10,853,695

BW NHHC Holdco, Inc., Term Loan, 5.488%, (3 mo. USD LIBOR + 5.00%), 5/15/25		13,790	10,434,363

CAB, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 2/9/28	EUR	7,150	7,450,961

Cano Health, LLC, Term Loan, 4.507%, (SOFR + 4.00%), 11/23/27		9,845	9,727,652

CCRR Parent, Inc., Term Loan, 4.76%, (3 mo. USD LIBOR + 3.75%), 3/6/28		4,781	4,803,767

Cerba Healthcare S.A.S.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	12,725	13,077,453

Borrower/Description	Principal Amount* (000’s omitted)		Value

Health Care Providers & Services (continued)

Cerba Healthcare S.A.S.: (continued)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	6,200	$6,371,726

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/15/29	EUR	8,225	8,620,409

CHG Healthcare Services, Inc., Term Loan, 4.998%, (USD LIBOR + 3.50%), 9/29/28(10)		12,711	12,649,946

Covis Finco S.a.r.l., Term Loan, 6.787%, (SOFR + 6.50%), 2/18/27		13,575	12,353,250

Dedalus Finance GmbH, Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 7/17/27	EUR	16,850	17,487,053

Electron BidCo, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 11/1/28		18,100	17,979,798

Elsan S.A.S., Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 6/16/28	EUR	4,100	4,250,685

Ensemble RCM, LLC, Term Loan, 4.989%, (3 mo. USD LIBOR + 3.75%), 8/3/26		14,813	14,784,924

Envision Healthcare Corporation, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/10/25		47,060	29,020,436

Hanger, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 3/6/25		11,664	11,638,479

IVC Acquisition, Ltd.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 2/13/26	EUR	8,710	9,066,868

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/13/26	EUR	19,100	19,944,447

Term Loan, 5.255%, (SONIA + 4.50%), 2/13/26	GBP	950	1,179,273

LSCS Holdings, Inc., Term Loan, 5.264%, (1 mo. USD LIBOR + 4.50%), 12/16/28		9,177	9,125,379

MDVIP, Inc., Term Loan, 4.344%, (1 mo. USD LIBOR + 3.75%), 10/16/28		5,575	5,551,769

Medical Solutions Holdings, Inc.:

Term Loan, 3.50%, 11/1/28(11)		2,792	2,773,386

Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/1/28		14,658	14,560,275

Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 7.00%, Floor 0.50%), 11/1/29		9,500	9,179,375

Mehilainen Yhtiot Oy, Term Loan, 3.525%, (EURIBOR + 3.525%), 8/11/25(10)	EUR	7,525	7,789,654

Midwest Physician Administrative Services, LLC, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 3/12/28		15,226	14,972,070

National Mentor Holdings, Inc.:

Term Loan, 4.653%, (USD LIBOR + 3.75%), 3/2/28(10)		19,789	19,063,660

Term Loan, 4.76%, (3 mo. USD LIBOR + 3.75%), 3/2/28		540	520,401

Term Loan - Second Lien, 8.26%, (3 mo. USD LIBOR + 7.25%), 3/2/29		5,525	5,331,625

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Health Care Providers & Services (continued)

Option Care Health, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 10/27/28		7,406	$7,389,077

Pacific Dental Services, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/5/28		4,789	4,758,882

Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 7.014%, (1 mo. USD LIBOR + 6.25%), 2/13/26		2,350	2,345,105

Pediatric Associates Holding Company, LLC:

Term Loan, 1.724%, (3 mo. USD LIBOR + 3.25%), 12/29/28(11)		1,036	1,027,118

Term Loan, 5.076%, (6 mo. USD LIBOR + 3.25%), 12/29/28		6,839	6,778,976

PetVet Care Centers, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/14/25		5,927	5,897,664

Phoenix Guarantor, Inc.:

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/5/26		23,556	23,207,435

Term Loan, 4.132%, (1 mo. USD LIBOR + 3.50%), 3/5/26		10,459	10,304,270

Radiology Partners, Inc., Term Loan, 4.846%, (1 mo. USD LIBOR + 4.25%), 7/9/25		26,942	26,529,003

Radnet Management, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/21/28		13,324	13,216,052

Ramsay Generale de Sante S.A., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 4/22/27	EUR	9,100	9,561,052

Select Medical Corporation, Term Loan, 3.02%, (1 mo. USD LIBOR + 2.25%), 3/6/25		45,148	44,865,416

Signify Health, LLC, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 6/22/28		8,599	8,509,774

Sound Inpatient Physicians, Term Loan, 3.668%, (1 mo. USD LIBOR + 3.00%), 6/27/25		2,357	2,349,083

Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26		24,231	24,042,953

Synlab Bondco PLC, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	2,200,857

Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24		6,332	5,950,307

TTF Holdings, LLC, Term Loan, 5.063%, (1 mo. USD LIBOR + 4.25%), 3/31/28		5,469	5,428,361

U.S. Anesthesia Partners, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.25%, Floor 0.50%), 10/1/28		17,062	16,885,048

WP CityMD Bidco, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/22/28		15,350	15,208,013

			$564,516,615

Borrower/Description	Principal Amount* (000’s omitted)		Value

Health Care Technology — 1.8%

athenahealth, Inc.:

Term Loan, 1.75%, 2/15/29(11)		2,120	$2,099,959

Term Loan, 4.009%, (SOFR + 3.50%), 2/15/29		12,505	12,389,760

Bracket Intermediate Holding Corp., Term Loan, 5.219%, (3 mo. USD LIBOR + 4.25%), 9/5/25		13,000	12,938,640

Certara L.P., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 8/15/26		1,836	1,817,764

Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24		21,363	21,340,225

eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27		9,139	9,124,076

GHX Ultimate Parent Corporation, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 6/28/24		8,948	8,892,031

Imprivata, Inc.:

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 12/1/27		23,963	23,880,828

Term Loan, 4.75%, (SOFR + 4.25%, Floor 0.50%), 12/1/27		3,300	3,305,501

MedAssets Software Intermediate Holdings, Inc.:

Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 12/18/28		16,475	16,372,031

Term Loan - Second Lien, 7.25%, (3 mo. USD LIBOR + 6.75%, Floor 0.50%), 12/17/29		8,775	8,653,247

Navicure, Inc., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 10/22/26		12,899	12,903,182

PointClickCare Technologies, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27		4,257	4,219,751

Project Ruby Ultimate Parent Corp., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/3/28		11,657	11,551,612

Symplr Software, Inc., Term Loan, 5.251%, (3 mo. USD LIBOR + 4.50%), 12/22/27		12,980	12,902,092

Verscend Holding Corp., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 8/27/25		27,246	27,224,973

			$189,615,672

Hotels, Restaurants & Leisure — 3.2%

1011778 B.C. Unlimited Liability Company, Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 11/19/26		34,767	$34,162,384

Carnival Corporation:

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25		3,737	3,689,318

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 6/30/25	EUR	8,931	9,335,151

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 10/18/28		34,937	34,457,048

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Hotels, Restaurants & Leisure (continued)

Churchill Downs Incorporated, Term Loan, 2.77%, (1 mo. USD LIBOR + 2.00%), 12/27/24		3,351	$3,338,683

ClubCorp Holdings, Inc., Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 9/18/24		21,271	20,766,927

Fertitta Entertainment, LLC, Term Loan, 4.70%, (SOFR + 4.00%), 1/27/29		24,462	24,375,456

Four Seasons Hotels Limited, Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 11/30/23		4,479	4,474,534

Golden Nugget, LLC, Term Loan, 13.00%, (1 mo. USD LIBOR + 12.00%, Floor 1.00%), 10/4/23		1,875	2,006,250

GVC Holdings PLC, Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 3/29/24	EUR	21,225	22,017,473

Herschend Entertainment Company, LLC, Term Loan, 4.56%, (1 mo. USD LIBOR + 3.75%), 8/27/28		4,129	4,108,604

Hilton Grand Vacations Borrower, LLC, Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 8/2/28		9,079	9,053,844

IRB Holding Corp.:

Term Loan, 3.75%, (SOFR + 3.00%, Floor 0.75%), 12/15/27		31,736	31,359,089

Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 2/5/25		2,136	2,119,500

NCL Corporation Limited, Term Loan, 1/2/24(12)		4,500	4,404,375

Oravel Stays Singapore Pte, Ltd., Term Loan, 9.21%, (3 mo. USD LIBOR + 8.25%), 6/23/26		5,434	5,461,107

Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24		19,766	19,485,631

Raptor Acquisition Corp., Term Loan, 4.934%, (3 mo. USD LIBOR + 4.00%), 11/1/26		8,339	8,321,514

Scientific Games Holdings, L.P.:

Term Loan, 4/14/29(12)		7,500	7,443,750

Term Loan, 4.175%, (SOFR + 3.50%), 4/4/29		10,000	9,909,820

SeaWorld Parks & Entertainment, Inc., Term Loan, 3.813%, (1 mo. USD LIBOR + 3.00%), 8/25/28		10,025	9,894,305

Stars Group Holdings B.V. (The):

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 7/21/26	EUR	11,225	11,644,449

Term Loan, 3.256%, (3 mo. USD LIBOR + 2.25%), 7/21/26		29,491	29,359,534

Travel Leaders Group, LLC, Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 1/25/24		15,074	14,245,210

Twin River Worldwide Holdings, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/2/28		12,968	12,862,943

			$338,296,899

Borrower/Description	Principal Amount* (000’s omitted)		Value

Household Durables — 0.8%

CFS Brands, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25		3,653	$3,543,737

Libbey Glass, Inc., Term Loan, 9.021%, (3 mo. USD LIBOR + 8.00%), 11/13/25		7,684	7,946,924

Serta Simmons Bedding, LLC:

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		13,432	13,382,025

Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		44,365	40,038,997

Solis IV B.V.:

Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 2/26/29		7,500	7,155,465

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	4,500	4,683,981

Spectrum Brands, Inc., Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 3/3/28		4,208	4,175,944

			$80,927,073

Household Products — 0.4%

Diamond (BC) B.V., Term Loan, 3.988%, (USD LIBOR + 2.75%), 9/29/28(10)		8,579	$8,306,133

Energizer Holdings, Inc., Term Loan, 2.938%, (1 mo. USD LIBOR + 2.25%), 12/22/27		7,614	7,558,947

Kronos Acquisition Holdings, Inc.:

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 12/22/26		10,622	9,917,914

Term Loan, 7.00%, (SOFR + 6.00%, Floor 1.00%), 12/22/26		5,137	5,105,018

Nobel Bidco B.V., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/1/28	EUR	11,450	11,363,489

			$42,251,501

Independent Power and Renewable Electricity Producers — 0.1%

Calpine Corporation:

Term Loan, 2.77%, (1 mo. USD LIBOR + 2.00%), 4/5/26		4,443	$4,390,134

Term Loan, 3.27%, (1 mo. USD LIBOR + 2.50%), 12/16/27		10,735	10,643,139

Longview Power LLC, Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), 7/30/25		587	596,181

			$15,629,454

Industrial Conglomerates — 0.3%

Rain Carbon GmbH, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 1/16/25	EUR	15,625	$15,855,161

SPX Flow, Inc., Term Loan, 5.30%, (SOFR + 4.60%), 4/5/29		19,650	19,152,619

			$35,007,780

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Insurance — 1.3%

Alliant Holdings Intermediate, LLC:

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 5/9/25		5,862	$5,815,806

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 5/9/25		4,790	4,751,643

Term Loan, 4.051%, (1 mo. USD LIBOR + 3.50%), 11/6/27		13,366	13,301,255

AmWINS Group, Inc., Term Loan, 3.012%, (USD LIBOR + 2.25%), 2/19/28(10)		31,230	30,722,340

AssuredPartners, Inc.:

Term Loan, 4.20%, (SOFR + 3.50%), 2/12/27		5,375	5,302,771

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/12/27		13,438	13,273,166

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/12/27		3,441	3,398,294

Financiere CEP SAS, Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/18/27	EUR	4,125	4,334,263

Hub International Limited:

Term Loan, 4.213%, (3 mo. USD LIBOR + 3.00%), 4/25/25		15,253	15,109,262

Term Loan, 4.348%, (3 mo. USD LIBOR + 3.25%), 4/25/25		5,419	5,399,632

NFP Corp., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 2/15/27		25,595	25,179,256

USI, Inc.:

Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 5/16/24		8,785	8,717,835

Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 12/2/26		3,441	3,414,794

			$138,720,317

Interactive Media & Services — 0.5%

Buzz Merger Sub, Ltd.:

Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 1/29/27		4,040	$3,998,140

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 1/29/27		435	433,697

Camelot U.S. Acquisition 1 Co., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26		8,073	8,019,330

Foundational Education Group, Inc., Term Loan, 4.45%, (SOFR + 4.25%), 8/31/28		6,933	6,923,959

Getty Images, Inc.:

Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), 2/19/26	EUR	3,724	3,929,104

Term Loan, 5.063%, (3 mo. USD LIBOR + 4.50%), 2/19/26		23,063	23,011,114

Match Group, Inc., Term Loan, 2.219%, (3 mo. USD LIBOR + 1.75%), 2/13/27		6,450	6,316,969

			$52,632,313

Borrower/Description	Principal Amount* (000’s omitted)		Value

Internet & Direct Marketing Retail — 0.5%

Adevinta ASA:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 6/26/28	EUR	8,075	$8,413,764

Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 6/26/28		2,159	2,139,125

CNT Holdings I Corp., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/8/27		10,818	10,717,811

Etraveli Holding AB, Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 8/2/24	EUR	7,950	8,375,063

Hoya Midco, LLC, Term Loan, 3.75%, (SOFR + 3.25%, Floor 0.50%), 2/3/29		5,192	5,140,472

PUG, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/12/27		12,967	12,675,083

Speedster Bidco GmbH, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 3/31/27	EUR	2,975	3,013,723

			$50,475,041

IT Services — 3.3%

Asurion, LLC:

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 11/3/24		2,166	$2,148,300

Term Loan, 3.889%, (1 mo. USD LIBOR + 3.125%), 11/3/23		17,397	17,349,788

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 12/23/26		3,456	3,383,883

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 7/31/27		11,781	11,530,654

Term Loan - Second Lien, 6.014%, (1 mo. USD LIBOR + 5.25%), 1/31/28		14,540	14,155,301

Cyxtera DC Holdings, Inc.:

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24		25,436	25,139,649

Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), 5/1/24		9,812	9,756,798

Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28		25,135	24,108,722

EP Purchaser, LLC, Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/6/28		5,075	5,069,108

Gainwell Acquisition Corp., Term Loan, 5.006%, (3 mo. USD LIBOR + 4.00%), 10/1/27		57,907	57,859,138

Go Daddy Operating Company, LLC, Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 2/15/24		45,385	45,112,252

Indy US Bidco, LLC:

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	5,707	5,983,800

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 3/5/28		6,192	6,170,449

Informatica, LLC, Term Loan, 3.563%, (1 mo. USD LIBOR + 2.75%), 10/27/28		32,075	31,687,438

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

IT Services (continued)

Intrado Corporation, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24(10)		4,298	$4,032,943

NAB Holdings, LLC, Term Loan, 3.801%, (SOFR + 3.00%), 11/23/28		16,284	16,117,958

Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28		16,514	16,152,363

Skopima Merger Sub, Inc., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 5/12/28		15,572	15,384,889

Syniverse Holdings, Inc., Term Loan, 6.038%, (3 mo. USD LIBOR + 5.00%), 3/9/23		17,432	17,283,095

team.blue Finco S.a.r.l.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/27/28	EUR	603	627,238

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/30/28	EUR	10,547	10,976,661

West Corporation, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24		3,354	3,117,886

WEX, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 3/31/28		3,960	3,930,054

			$347,078,367

Leisure Products — 0.3%

Amer Sports Oyj, Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 3/30/26	EUR	11,925	$12,509,518

Aristocrat Technologies, Inc., Term Loan, 2.813%, (3 mo. USD LIBOR + 1.75%), 10/19/24		7,466	7,461,632

Fender Musical Instruments Corporation, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 12/1/28		3,956	3,936,585

Hayward Industries, Inc., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 5/30/28		9,194	9,111,006

SRAM, LLC, Term Loan, 3.297%, (USD LIBOR + 2.75%, Floor 0.50%), 5/18/28(10)		2,487	2,468,618

			$35,487,359

Life Sciences Tools & Services — 2.1%

Avantor Funding, Inc.:

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 6/12/28	EUR	19,552	$20,464,587

Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 11/21/24		1,551	1,547,974

Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 11/8/27		19,970	19,865,109

Cambrex Corporation, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/4/26		4,960	4,944,425

Catalent Pharma Solutions, Inc., Term Loan, 2.688%, (1 mo. USD LIBOR + 2.00%), 2/22/28		1,040	1,036,901

Curia Global, Inc., Term Loan, 4.988%, (USD LIBOR + 3.75%), 8/30/26(10)		23,143	23,038,726

Borrower/Description	Principal Amount* (000’s omitted)		Value

Life Sciences Tools & Services (continued)

ICON Luxembourg S.a.r.l.:

Term Loan, 3.313%, (3 mo. USD LIBOR + 2.25%), 7/3/28		58,787	$58,437,491

Term Loan, 3.313%, (3 mo. USD LIBOR + 2.25%), 7/3/28		14,647	14,573,677

IQVIA, Inc., Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 1/17/25		12,472	12,426,537

LGC Group Holdings, Ltd., Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 4/21/27	EUR	5,775	5,908,045

Loire Finco Luxembourg S.a.r.l., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/21/27		3,022	2,976,266

Packaging Coordinators Midco, Inc., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 11/30/27		8,004	7,951,911

Parexel International Corporation, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 11/15/28		28,695	28,535,617

Sotera Health Holdings, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 12/11/26		17,828	17,694,430

			$219,401,696

Machinery — 3.7%

AI Alpine AT Bidco GmbH, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 10/31/25	EUR	6,125	$6,308,108

AI Aqua Merger Sub, Inc., Term Loan, 7/31/28(12)		11,679	11,537,625

Albion Financing 3 S.a.r.l., Term Loan, 6.434%, (3 mo. USD LIBOR + 5.25%), 8/17/26		18,628	18,424,556

Ali Group S.R.L., Term Loan, 10/13/28(12)		18,775	18,443,509

Alliance Laundry Systems, LLC, Term Loan, 4.518%, (USD LIBOR + 3.50%), 10/8/27(10)		11,044	10,999,000

American Trailer World Corp., Term Loan, 4.30%, (SOFR + 3.50%), 3/3/28		32,184	30,091,594

Apex Tool Group, LLC, Term Loan, 5.75%, (SOFR + 5.25%, Floor 0.50%), 2/8/29		26,197	25,214,206

Clark Equipment Company, Term Loan, 4/20/29(12)		11,600	11,584,468

Conair Holdings, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/17/28		24,577	24,094,186

CPM Holdings, Inc., Term Loan, 3.955%, (1 mo. USD LIBOR + 3.50%), 11/17/25		4,738	4,696,213

Delachaux Group S.A., Term Loan, 5.738%, (3 mo. USD LIBOR + 4.50%), 4/16/26		4,769	4,673,130

DiversiTech Holdings, Inc.:

Term Loan, 3.75%, 12/22/28(11)		2,451	2,413,635

Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 12/22/28		11,849	11,665,902

Engineered Machinery Holdings, Inc.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	10,821	11,058,495

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Machinery (continued)

Engineered Machinery Holdings, Inc.: (continued)

Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/19/28		17,355	$17,308,042

Term Loan - Second Lien, 7.006%, (3 mo. USD LIBOR + 6.00%), 5/21/29		2,000	2,000,000

EWT Holdings III Corp., Term Loan, 3.313%, (1 mo. USD LIBOR + 2.50%), 4/1/28		8,536	8,512,386

Filtration Group Corporation:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	2,961	3,085,688

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 3/29/25		6,429	6,354,361

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 10/21/28		1,384	1,369,848

Gates Global, LLC:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 4/1/24	EUR	8,332	8,693,284

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 3/31/27		20,231	19,898,902

Granite Holdings US Acquisition Co., Term Loan, 5.006%, (USD LIBOR + 4.00%), 9/30/26		17,567	17,446,456

Illuminate Buyer, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 6/30/27		13,672	13,216,792

Madison IAQ, LLC, Term Loan, 4.524%, (6 mo. USD LIBOR + 3.25%), 6/21/28		46,967	45,804,438

Penn Engineering & Manufacturing Corp., Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 6/27/24		1,886	1,875,011

Titan Acquisition Limited, Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 3/28/25		22,893	22,441,172

TK Elevator Topco GmbH, Term Loan, 3.63%, (1 mo. EURIBOR + 3.63%), 7/29/27	EUR	9,725	10,024,277

Vertical US Newco, Inc., Term Loan, 4.019%, (6 mo. USD LIBOR + 3.50%), 7/30/27		7,613	7,543,742

Welbilt, Inc., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 10/23/25		1,000	997,083

Zephyr German BidCo GmbH, Term Loan, 3.40%, (3 mo. EURIBOR + 3.40%), 3/10/28	EUR	11,775	12,189,126

Zurn Holdings, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 10/4/28		3,965	3,958,453

			$393,923,688

Media — 2.3%

Axel Springer SE, Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), 12/18/26	EUR	8,500	$8,976,421

Charter Communications Operating, LLC, Term Loan, 2.52%, (1 mo. USD LIBOR + 1.75%), 2/1/27		6,653	6,581,038

CMG Media Corporation, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/17/26		17,589	17,356,537

Borrower/Description	Principal Amount* (000’s omitted)	Value

Media (continued)

CSC Holdings, LLC:

Term Loan, 2.804%, (1 mo. USD LIBOR + 2.25%), 7/17/25	25,398	$25,010,938

Term Loan, 2.804%, (1 mo. USD LIBOR + 2.25%), 1/15/26	4	4,087

Term Loan, 3.054%, (1 mo. USD LIBOR + 2.50%), 4/15/27	13,176	12,967,395

Diamond Sports Group, LLC:

Term Loan, 9.00%, (SOFR + 8.00%, Floor 1.00%), 5/26/26	5,054	5,169,996

Term Loan - Second Lien, 3.656%, (SOFR + 3.25%), 8/24/26	23,242	7,757,165

Entercom Media Corp., Term Loan, 3.249%, (1 mo. USD LIBOR + 2.50%), 11/18/24	1,398	1,370,695

Entravision Communications Corporation, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 11/29/24	7,190	7,079,863

Gray Television, Inc., Term Loan, 3.455%, (1 mo. USD LIBOR + 3.00%), 12/1/28	11,895	11,829,931

Hubbard Radio, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25	7,019	6,996,882

iHeartCommunications, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 5/1/26	2,365	2,349,108

Magnite, Inc., Term Loan, 5.765%, (USD LIBOR + 5.00%), 4/28/28(10)	6,403	6,354,600

Mission Broadcasting, Inc., Term Loan, 2.955%, (1 mo. USD LIBOR + 2.50%), 6/2/28	3,672	3,647,003

MJH Healthcare Holdings, LLC, Term Loan, 4.122%, (SOFR + 3.60%), 1/28/29	3,725	3,687,750

Nexstar Broadcasting, Inc.:

Term Loan, 2.955%, (1 mo. USD LIBOR + 2.50%), 9/18/26	6,136	6,094,594

Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 1/17/24	10,792	10,769,647

Recorded Books, Inc., Term Loan, 4.551%, (1 mo. USD LIBOR + 4.00%), 8/29/25	12,877	12,849,613

Sinclair Television Group, Inc.:

Term Loan, 3.27%, (1 mo. USD LIBOR + 2.50%), 9/30/26	6,264	6,056,868

Term Loan, 3.77%, (1 mo. USD LIBOR + 3.00%), 4/1/28	23,020	22,223,990

Univision Communications, Inc.:

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 3/15/24	36,817	36,701,797

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/15/26	18,482	18,345,205

		$240,181,123

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Metals/Mining — 0.5%

American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (3 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25	3,081	$3,184,496

Dynacast International, LLC:

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 7/22/25	15,415	15,029,583

Term Loan, 10.00%, (3 mo. USD LIBOR + 9.00%, Floor 1.00%), 10/22/25	3,080	3,065,074

WireCo WorldGroup, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 11/13/28	9,193	9,110,704

Zekelman Industries, Inc., Term Loan, 2.632%, (1 mo. USD LIBOR + 2.00%), 1/24/27	19,776	19,463,122

		$49,852,979

Oil, Gas & Consumable Fuels — 1.5%

Buckeye Partners L.P., Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 11/1/26	13,328	$13,261,407

Centurion Pipeline Company, LLC:

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 9/29/25	3,120	3,088,499

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 9/28/25	1,629	1,612,063

CITGO Holding, Inc., Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23	2,511	2,494,150

CITGO Petroleum Corporation, Term Loan, 7.25%, (1 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24	22,786	22,793,034

Delek US Holdings, Inc.:

Term Loan, 2.999%, (1 mo. USD LIBOR + 2.25%), 3/31/25	3,364	3,308,232

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25	5,768	5,744,140

Freeport LNG Investments, LLLP, Term Loan, 4.563%, (3 mo. USD LIBOR + 3.50%), 12/21/28	16,959	16,881,001

GIP II Blue Holding, L.P, Term Loan, 5.506%, (3 mo. USD LIBOR + 4.50%), 9/29/28	16,895	16,876,355

ITT Holdings, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 7/10/28	7,413	7,340,935

Matador Bidco S.a.r.l., Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 10/15/26	32,570	32,581,808

Oryx Midstream Services Permian Basin, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/5/28	9,726	9,693,715

Oxbow Carbon, LLC, Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 10/17/25	5,628	5,607,903

QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 8/27/26	5,729	5,761,381

Borrower/Description	Principal Amount* (000’s omitted)		Value

Oil, Gas & Consumable Fuels (continued)

RDV Resources Properties, LLC, Term Loan, 11.00%, (USD Prime + 7.50%), 3/29/24		1,819	$1,800,578

UGI Energy Services, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 8/13/26		9,992	9,989,320

			$158,834,521

Paper & Forest Products — 0.0%(8)

Clearwater Paper Corporation, Term Loan, 3.625%, (3 mo. USD LIBOR + 3.00%), 7/26/26		347	$345,762

Neenah, Inc., Term Loan, 3.813%, (1 mo. USD LIBOR + 3.00%), 4/6/28		3,523	3,516,036

			$3,861,798

Personal Products — 0.4%

HLF Financing S.a.r.l., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 8/18/25		9,738	$9,616,212

Rainbow Finco S.a r.l., Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), 1/28/29	EUR	14,125	14,627,989

Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 10/1/26		15,085	14,982,551

			$39,226,752

Pharmaceuticals — 2.1%

Aenova Holding GmbH, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 3/6/26	EUR	2,925	$3,064,901

AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 9/29/25	EUR	13,000	13,484,638

Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25		6,048	6,070,945

Amneal Pharmaceuticals, LLC, Term Loan, 4.313%, (1 mo. USD LIBOR + 3.50%), 5/4/25		22,461	22,235,900

Bausch Health Companies, Inc.:

Term Loan, 2/1/27(12)		10,000	9,706,250

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 6/2/25		48,345	48,194,178

Elanco Animal Health Incorporated, Term Loan, 2.205%, (1 mo. USD LIBOR + 1.75%), 8/1/27		1,420	1,394,134

Horizon Therapeutics USA, Inc.:

Term Loan, 2.438%, (1 mo. USD LIBOR + 1.75%), 3/15/28		16,781	16,584,722

Term Loan, 2.688%, (1 mo. USD LIBOR + 2.00%), 5/22/26		7,802	7,724,051

Jazz Financing Lux S.a.r.l., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 5/5/28		15,384	15,377,335

Mallinckrodt International Finance S.A.:

Term Loan, 6.246%, (3 mo. USD LIBOR + 5.25%), 9/24/24		44,121	41,231,259

39	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Pharmaceuticals (continued)

Mallinckrodt International Finance S.A.: (continued)

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25		10,153	$9,459,918

Nidda Healthcare Holding AG:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	5,475	5,436,521

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	2,375	2,360,919

Padagis, LLC, Term Loan, 5.719%, (3 mo. USD LIBOR + 4.75%), 7/6/28		6,154	6,154,412

PharmaZell GmbH, Term Loan, 5/12/27(12)	EUR	1,800	1,872,800

Recipharm AB, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/17/28	EUR	13,725	14,081,014

			$224,433,897

Professional Services — 1.8%

AlixPartners, LLP:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	3,490	$3,624,563

Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 2/4/28		11,113	11,012,424

APFS Staffing Holdings, Inc., Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 12/29/28		3,725	3,714,913

Blitz 20-487 GmbH, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/28/28	EUR	7,525	7,794,615

Brown Group Holding, LLC, Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 6/7/28		12,725	12,560,680

CoreLogic, Inc., Term Loan, 4.313%, (1 mo. USD LIBOR + 3.50%), 6/2/28		51,740	48,764,950

Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (SOFR + 3.75%, Floor 1.00%), 4/9/27		17,601	17,578,682

EAB Global, Inc., Term Loan, 4.738%, (USD LIBOR + 3.50%), 8/16/28(10)		14,613	14,468,761

Employbridge, LLC, Term Loan, 5.756%, (3 mo. USD LIBOR + 4.75%), 7/14/28		20,915	20,682,870

First Advantage Holdings, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 1/31/27		5,857	5,833,927

Rockwood Service Corporation, Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 1/23/27		5,499	5,493,629

Trans Union, LLC, Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 12/1/28		32,434	32,131,833

Vaco Holdings, LLC, Term Loan, 5.801%, (SOFR + 5.00%), 1/21/29		3,716	3,718,010

			$187,379,857

Real Estate Management & Development — 0.4%

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 8/21/25		29,539	$29,274,015

Borrower/Description	Principal Amount* (000’s omitted)		Value

Real Estate Management & Development (continued)

RE/MAX International, Inc., Term Loan, 3.313%, (1 mo. USD LIBOR + 2.50%), 7/21/28		16,500	$16,190,932

			$45,464,947

Road & Rail — 1.6%

Avis Budget Car Rental, LLC, Term Loan, 2.52%, (1 mo. USD LIBOR + 1.75%), 8/6/27		7,031	$6,889,427

Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26		45,802	44,809,999

Hertz Corporation (The):

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 6/30/28		13,571	13,532,430

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 6/30/28		2,577	2,569,615

Kenan Advantage Group, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 3/24/26		22,249	22,079,665

PODS, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/28		3,861	3,824,599

Uber Technologies, Inc.:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 4/4/25		41,541	41,459,884

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/25/27		24,852	24,787,500

XPO Logistics, Inc., Term Loan, 2.202%, (1 mo. USD LIBOR + 1.75%), 2/24/25		4,275	4,245,344

			$164,198,463

Semiconductors & Semiconductor Equipment — 1.2%

Altar Bidco, Inc.:

Term Loan, 3.85%, (SOFR + 3.35%), 2/1/29		23,875	$23,576,562

Term Loan - Second Lien, 6.10%, (3 mo. USD LIBOR + 5.60%, Floor 0.50%), 2/1/30		6,650	6,577,961

Bright Bidco B.V., Term Loan, 4.774%, (6 mo. USD LIBOR + 3.50%), 6/30/24		17,735	8,379,702

Entegris, Inc., Term Loan, 3/2/29(12)		2,500	2,503,125

MACOM Technology Solutions Holdings, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 5/17/24		1,368	1,363,204

MaxLinear, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 6/23/28		6,856	6,813,576

MKS Instruments, Inc.:

Term Loan, 4/8/29(12)		47,750	47,660,469

Term Loan, 4/11/29(12)	EUR	5,625	5,926,678

Synaptics Incorporated, Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/2/28		4,776	4,761,075

Ultra Clean Holdings, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 8/27/25		18,007	17,984,499

			$125,546,851

40	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Software — 14.4%

Applied Systems, Inc.:

Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 9/19/24		48,880	$48,812,978

Term Loan - Second Lien, 6.506%, (3 mo. USD LIBOR + 5.50%), 9/19/25		3,707	3,713,231

AppLovin Corporation:

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 10/25/28		17,855	17,762,260

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 8/15/25		43,228	43,099,221

Aptean, Inc.:

Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 4/23/26		24,783	24,651,087

Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%), 4/23/27		6,550	6,509,063

AQA Acquisition Holding, Inc., Term Loan, 5.256%, (3 mo. USD LIBOR + 4.25%), 3/3/28		3,819	3,809,765

Astra Acquisition Corp.:

Term Loan, 6.014%, (1 mo. USD LIBOR + 5.25%), 10/25/28		21,870	21,241,420

Term Loan - Second Lien, 9.639%, (1 mo. USD LIBOR + 8.88%), 10/22/29		20,175	19,855,569

Avaya, Inc., Term Loan, 4.554%, (1 mo. USD LIBOR + 4.00%), 12/15/27		1,600	1,578,000

Banff Merger Sub, Inc.:

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	1,915	2,003,695

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/2/25		36,274	35,870,234

Term Loan - Second Lien, 6.264%, (1 mo. USD LIBOR + 5.50%), 2/27/26		13,521	13,379,216

Barracuda Networks, Inc.:

Term Loan, 4.733%, (3 mo. USD LIBOR + 3.75%), 2/12/25		20,464	20,457,478

Term Loan - Second Lien, 7.989%, (3 mo. USD LIBOR + 6.75%), 10/30/28		9,996	10,046,059

Cast and Crew Payroll, LLC:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/9/26		8,526	8,498,144

Term Loan, 4.45%, (SOFR + 3.75%), 12/29/28		6,185	6,161,308

CentralSquare Technologies, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 8/29/25		18,649	17,506,364

Ceridian HCM Holding, Inc., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 4/30/25		10,060	9,951,092

Cloudera, Inc.:

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/8/28		31,150	30,721,688

Term Loan - Second Lien, 6.764%, (1 mo. USD LIBOR + 6.00%), 10/8/29		8,550	8,336,250

ConnectWise, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 9/29/28		13,466	13,385,453

Borrower/Description	Principal Amount* (000’s omitted)		Value

Software (continued)

Constant Contact, Inc., Term Loan, 5.011%, (3 mo. USD LIBOR + 4.00%), 2/10/28		16,353	$16,112,562

Cornerstone OnDemand, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/16/28		15,700	15,513,563

Cvent, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 11/29/24		6,040	6,034,633

Delta TopCo, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		13,596	13,437,251

E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/4/28		16,423	16,371,238

ECI Macola Max Holding, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 11/9/27		27,060	26,992,530

Epicor Software Corporation, Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 7/30/27		54,280	54,026,649

Finastra USA, Inc.:

Term Loan, 4.739%, (3 mo. USD LIBOR + 3.50%), 6/13/24		66,692	64,915,196

Term Loan - Second Lien, 8.489%, (3 mo. USD LIBOR + 7.25%), 6/13/25		25,750	24,890,130

Fiserv Investment Solutions, Inc., Term Loan, 4.488%, (3 mo. USD LIBOR + 4.00%), 2/18/27		5,897	5,871,661

GoTo Group, Inc., Term Loan, 5.304%, (1 mo. USD LIBOR + 4.75%), 8/31/27		24,532	23,757,864

Greeneden U.S. Holdings II, LLC:

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 12/1/27	EUR	1,234	1,301,390

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 12/1/27		13,786	13,755,339

Hyland Software, Inc.:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 7/1/24		61,651	61,515,623

Term Loan - Second Lien, 7.014%, (1 mo. USD LIBOR + 6.25%), 7/7/25		1,750	1,749,125

IGT Holding IV AB:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 3/31/28	EUR	6,205	6,390,060

Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 3/31/28		5,643	5,600,678

Ivanti Software, Inc.:

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		5,371	5,265,011

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 12/1/27		21,875	21,439,884

Term Loan - Second Lien, 7.773%, (3 mo. USD LIBOR + 7.25%), 12/1/28		9,750	9,611,872

MA FinanceCo., LLC:

Term Loan, 4.50%, (EURIBOR + 4.50%), 6/5/25(10)	EUR	5,038	5,294,550

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25		12,616	12,567,157

41	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Software (continued)

Magenta Buyer, LLC:

Term Loan, 6.23%, (3 mo. USD LIBOR + 5.00%), 7/27/28		51,367	$50,853,206

Term Loan - Second Lien, 9.48%, (3 mo. USD LIBOR + 8.25%), 7/27/29		16,175	16,053,688

Marcel LUX IV S.a.r.l.:

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/16/26	EUR	8,650	9,072,092

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/15/26		11,657	11,624,494

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 12/31/27		731	728,587

Mavenir Systems, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 8/18/28		5,237	5,210,691

Maverick Bidco, Inc.:

Term Loan, 4.989%, (3 mo. USD LIBOR + 3.75%), 5/18/28		11,125	11,028,012

Term Loan - Second Lien, 7.989%, (3 mo. USD LIBOR + 6.75%), 5/18/29		3,175	3,143,250

McAfee, LLC:

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 3/1/29	EUR	16,650	17,416,709

Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 3/1/29		38,675	38,036,863

Mediaocean, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/15/28		7,900	7,843,215

MH Sub I, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 9/13/24		4,875	4,855,216

Mitnick Corporate Purchaser, Inc., Term Loan, 5/2/29(12)		8,625	8,618,531

N-Able International Holdings II, LLC, Term Loan, 3.508%, (3 mo. USD LIBOR + 3.00%), 7/19/28		4,055	4,024,215

NortonLifeLock, Inc., Term Loan, 1/28/29(12)		11,475	11,315,429

Panther Commercial Holdings L.P., Term Loan, 5.739%, (3 mo. USD LIBOR + 4.50%), 1/7/28		21,162	21,091,079

Polaris Newco, LLC:

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	8,607	8,998,357

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 6/2/28		30,088	29,912,647

Proofpoint, Inc., Term Loan, 3.758%, (3 mo. USD LIBOR + 3.25%), 8/31/28		49,657	48,949,898

Quest Software US Holdings, Inc., Term Loan, 4.75%, (SOFR + 4.25%, Floor 0.50%), 2/1/29		24,450	24,039,313

RealPage, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/24/28		37,526	37,019,794

Red Planet Borrower, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 10/2/28		15,423	15,300,524

Redstone Holdco 2 L.P., Term Loan, 5.934%, (3 mo. USD LIBOR + 4.75%), 4/27/28		16,517	15,933,752

Borrower/Description	Principal Amount* (000’s omitted)		Value

Software (continued)

Sabre GLBL, Inc.:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/17/27		6,059	$6,016,922

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/17/27		3,801	3,774,591

Seattle Spinco, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 6/21/24		10,389	10,298,421

SkillSoft Corporation, Term Loan, 6.187%, (SOFR + 5.25%), 7/14/28		11,050	10,994,674

SolarWinds Holdings, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 2/5/24		26,313	26,127,812

Sophia L.P., Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 10/7/27		28,308	28,029,186

Sovos Compliance, LLC:

Term Loan, 4.50%, 8/11/28(11)		1,918	1,919,713

Term Loan, 5.264%, (1 mo. USD LIBOR + 4.50%), 8/11/28		11,082	11,091,885

Sportradar Capital S.a r.l., Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 11/22/27	EUR	14,898	15,451,553

SS&C European Holdings S.a.r.l., Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 4/16/25		5,242	5,173,521

SS&C Technologies, Inc.:

Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 4/16/25		6,457	6,373,064

Term Loan, 3.05%, (SOFR + 2.25%), 3/22/29		4,280	4,253,477

Term Loan, 3.05%, (SOFR + 2.25%), 3/22/29		5,716	5,680,028

SurveyMonkey, Inc., Term Loan, 4.52%, (1 mo. USD LIBOR + 3.75%), 10/10/25		11,511	11,481,827

Tibco Software, Inc.:

Term Loan, 4.52%, (1 mo. USD LIBOR + 3.75%), 6/30/26		33,538	33,479,063

Term Loan - Second Lien, 8.02%, (1 mo. USD LIBOR + 7.25%), 3/3/28		10,757	10,753,389

Turing Midco, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 3/23/28		4,706	4,677,172

Ultimate Software Group, Inc. (The):

Term Loan, 4.212%, (3 mo. USD LIBOR + 3.25%), 5/4/26		48,784	48,343,658

Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/4/26		21,488	21,428,375

Term Loan - Second Lien, 6.212%, (3 mo. USD LIBOR + 5.25%), 5/3/27		1,450	1,447,100

Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/5/27		2,027	2,026,123

Veritas US, Inc., Term Loan, 6.006%, (3 mo. USD LIBOR + 5.00%), 9/1/25		15,197	13,971,448

42	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Software (continued)

Vision Solutions, Inc., Term Loan, 5.184%, (3 mo. USD LIBOR + 4.00%), 4/24/28		38,642	$38,183,037

VS Buyer, LLC, Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 2/28/27		21,574	21,412,351

			$1,523,221,493

Specialty Retail — 1.8%

Belron Finance US LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28		7,747	$7,723,750

Belron Luxembourg S.a r.l., Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 4/13/28	EUR	3,575	3,721,947

Boels Topholding B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/6/27	EUR	7,750	7,980,224

David’s Bridal, Inc.:

Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 6/30/23		4,517	4,244,181

Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, 6/23/23		3,844	3,791,976

Great Outdoors Group, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 3/6/28		44,860	44,517,924

Harbor Freight Tools USA, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 10/19/27		39,168	37,907,720

L1R HB Finance Limited:

Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), 9/2/24	EUR	4,674	3,184,990

Term Loan, 5.972%, (SONIA + 5.25%), 9/2/24	GBP	9,172	7,477,496

Les Schwab Tire Centers, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27		27,593	27,282,928

LIDS Holdings, Inc., Term Loan, 6.50%, (SOFR + 5.50%, Floor 1.00%), 12/14/26		6,224	6,097,867

Mattress Firm, Inc., Term Loan, 5.64%, (3 mo. USD LIBOR + 4.25%), 9/25/28		16,716	16,012,541

PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28		18,939	18,806,508

			$188,750,052

Technology Hardware, Storage & Peripherals — 0.1%

NCR Corporation, Term Loan, 3.74%, (3 mo. USD LIBOR + 2.50%), 8/28/26		9,043	$8,817,047

			$8,817,047

Thrifts & Mortgage Finance — 0.2%

Ditech Holding Corporation, Term Loan, 0.00%, 6/30/22(14)		22,620	$4,637,103

Walker & Dunlop, Inc., Term Loan, 2.75%, (SOFR + 2.25%, Floor 0.50%), 12/16/28		13,017	12,992,967

			$17,630,070

Borrower/Description	Principal Amount* (000’s omitted)		Value

Trading Companies & Distributors — 2.4%

American Builders & Contractors Supply Co., Inc., Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 1/15/27		21,572	$21,309,583

Avolon TLB Borrower 1 (US), LLC:

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25		29,082	28,842,439

Term Loan, 2.875%, (1 mo. USD LIBOR + 2.25%), 12/1/27		14,035	13,962,122

Beacon Roofing Supply, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 5/19/28		9,429	9,322,677

Core & Main L.P., Term Loan, 3.198%, (1 mo. USD LIBOR + 2.50%), 7/27/28		13,994	13,784,336

DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27		4,246	4,225,902

Electro Rent Corporation, Term Loan, 6.098%, (3 mo. USD LIBOR + 5.00%), 1/31/24		16,844	16,886,450

Fly Funding II S.a.r.l., Term Loan, 7.012%, (3 mo. USD LIBOR + 6.00%), 10/8/25		7,534	7,557,417

Hillman Group, Inc. (The):

Term Loan, 2.80%, (1 mo. USD LIBOR + 2.75%), 7/14/28(11)		1,118	1,090,313

Term Loan, 3.382%, (1 mo. USD LIBOR + 2.75%), 7/14/28		4,645	4,531,108

Park River Holdings, Inc., Term Loan, 4.217%, (3 mo. USD LIBOR + 3.25%), 12/28/27		10,912	10,380,421

Patagonia Bidco Limited:

Term Loan, 5.445%, (SONIA + 5.25%), 3/5/29	GBP	17,262	21,067,928

Term Loan, 5.941%, (SONIA + 5.25%), 3/5/29	GBP	3,138	3,830,532

Quimper AB, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/16/26	EUR	25,175	25,816,942

SiteOne Landscape Supply, LLC, Term Loan, 2.77%, (1 mo. USD LIBOR + 2.00%), 3/23/28		3,449	3,418,500

Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28		42,677	42,543,427

SRS Distribution, Inc.:

Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 6/2/28		5,062	4,891,460

Term Loan, 4.019%, (6 mo. USD LIBOR + 3.50%), 6/2/28		18,897	18,247,801

TricorBraun Holdings, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/3/28		6,535	6,402,535

			$258,111,893

Transportation Infrastructure — 0.0%(8)

KKR Apple Bidco, LLC, Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 9/23/28		4,539	$4,500,128

			$4,500,128

43	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Wireless Telecommunication Services — 0.2%

CCI Buyer, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/17/27	12,169	$11,996,235

Digicel International Finance Limited, Term Loan, 3.50%, (6 mo. USD LIBOR + 3.25%), 5/28/24	14,131	13,495,123

		$25,491,358

Total Senior Floating-Rate Loans (identified cost $9,334,878,053)		$9,038,415,502

Warrants — 0.0%
Security	Shares	Value

Leisure Goods/Activities/Movies — 0.0%

Cineworld Group PLC, Exp. 11/23/25(6)(7)	1,791,400	$0

		$0

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(5)(6)(7)	51,888	$0

		$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 7.7%
Security	Shares	Value

Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(15)	816,592,606	$816,592,606

Total Short-Term Investments (identified cost $816,592,606)		$816,592,606

Total Investments — 103.1% (identified cost $11,258,564,647)		$10,883,517,883

Less Unfunded Loan Commitments — (0.3)%		$(26,983,088)

Net Investments — 102.8% (identified cost $11,231,581,559)		$10,856,534,795

Other Assets, Less Liabilities — (2.8)%		$(304,848,968)

Net Assets — 100.0%		$10,551,685,827

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $888,770,073 or 8.4% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2022.

(3)	When-issued, variable rate security whose interest rate will be determined after April 30, 2022

(4)	Affiliated company (see Note 7).

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(6)	Non-income producing security.

(7)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(8)	Amount is less than 0.05%.

(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(10)

The stated interest rate represents the weighted average interest rate at April 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(11)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2022, the total value of unfunded loan commitments is $27,944,568. See Note 1F for description.

(12)	This Senior Loan will settle after April 30, 2022, at which time the interest rate will be determined.

(13)	Fixed-rate loan.

(14)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.

44	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	280,766,698	USD	296,194,828	Standard Chartered Bank	5/3/22	$70	$—

USD	312,658,530	EUR	280,766,698	Standard Chartered Bank	5/3/22	16,463,632	—

EUR	51,143,323	USD	53,995,934	State Street Bank and Trust Company	5/31/22	21,164	—

USD	2,203,869	EUR	1,993,748	Australia and New Zealand Banking Group Limited	5/31/22	98,091	—

USD	1,103,461	EUR	997,309	Deutsche Bank AG	5/31/22	50,112	—

USD	18,367,930	EUR	16,566,750	HSBC Bank USA, N.A.	5/31/22	870,284	—

USD	12,493,234	EUR	11,207,982	State Street Bank and Trust Company	5/31/22	655,468	—

USD	9,297,090	EUR	8,500,000	State Street Bank and Trust Company	5/31/22	319,470	—

USD	7,069,688	EUR	6,412,845	State Street Bank and Trust Company	5/31/22	296,501	—

USD	3,269,319	EUR	2,964,690	State Street Bank and Trust Company	5/31/22	138,041	—

USD	2,735,198	EUR	2,500,000	State Street Bank and Trust Company	5/31/22	94,721	—

USD	296,564,797	EUR	280,766,698	Standard Chartered Bank	6/2/22	—	(3,929)

EUR	25,000,000	USD	27,308,528	Bank of America, N.A.	6/30/22	—	(860,954)

GBP	3,000,000	USD	3,907,190	Standard Chartered Bank	6/30/22	—	(134,363)

USD	59,099,734	EUR	53,104,673	Standard Chartered Bank	6/30/22	2,920,144	—

USD	9,105,020	EUR	8,300,000	Standard Chartered Bank	6/30/22	324,426	—

USD	4,939,916	EUR	4,477,275	Standard Chartered Bank	6/30/22	203,393	—

USD	56,225,545	EUR	50,324,626	State Street Bank and Trust Company	6/30/22	2,986,976	—

USD	52,181,750	EUR	46,732,113	State Street Bank and Trust Company	6/30/22	2,743,711	—

USD	56,201,916	EUR	50,555,649	State Street Bank and Trust Company	6/30/22	2,718,947	—

USD	47,361,964	EUR	42,483,739	State Street Bank and Trust Company	6/30/22	2,418,292	—

USD	8,826,439	EUR	8,000,000	State Street Bank and Trust Company	6/30/22	363,216	—

USD	6,407,383	EUR	5,962,275	State Street Bank and Trust Company	6/30/22	99,875	—

USD	54,077,892	EUR	51,143,323	State Street Bank and Trust Company	6/30/22	—	(26,781)

USD	24,866,152	GBP	18,925,609	State Street Bank and Trust Company	6/30/22	1,065,136	—

USD	25,740,406	GBP	19,678,110	State Street Bank and Trust Company	6/30/22	993,039	—

USD	14,362,317	GBP	10,932,283	State Street Bank and Trust Company	6/30/22	613,781	—

USD	32,277,462	EUR	30,596,836	Deutsche Bank AG	7/29/22	—	(147,453)

USD	62,933,749	EUR	59,291,675	State Street Bank and Trust Company	7/29/22	99,555	—

USD	60,011,933	EUR	56,552,802	State Street Bank and Trust Company	7/29/22	80,253	—

USD	62,780,454	EUR	59,186,395	State Street Bank and Trust Company	7/29/22	57,830	—

USD	58,069,995	EUR	54,799,226	State Street Bank and Trust Company	7/29/22	—	(3,339)

USD	32,293,816	EUR	30,596,836	State Street Bank and Trust Company	7/29/22	—	(131,099)

						$36,696,128	$(1,307,918)

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

OTC	–	Over-the-counter

PIK	–	Payment In Kind

SOFR	–	Secured Overnight Financing Rate

SONIA	–	Sterling Overnight Interbank Average

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

45	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Unaffiliated investments, at value (identified cost $10,412,643,545)	$10,030,787,375

Affiliated investments, at value (identified cost $818,938,014)	825,747,420

Cash	40,580,887

Deposits for derivatives collateral — forward foreign currency exchange contracts	39,610,000

Foreign currency, at value (identified cost $28,528,438)	28,525,238

Interest receivable	31,348,316

Dividends receivable from affiliated investments	34,184

Receivable for investments sold	36,471,018

Receivable for open forward foreign currency exchange contracts	36,696,128

Prepaid upfront fees on notes payable	1,026,959

Other receivables	2,064,998

Prepaid expenses	136,360

Total assets	$11,073,028,883

Liabilities

Cash collateral due to brokers	$38,770,000

Payable for investments purchased	472,651,347

Payable for when-issued securities	3,245,000

Payable for open forward foreign currency exchange contracts	1,307,918

Payable to affiliates:

Investment adviser fee	4,176,664

Trustees’ fees	9,042

Accrued expenses	1,183,085

Total liabilities	$521,343,056

Net Assets applicable to investors’ interest in Portfolio	$10,551,685,827

46	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income	$1,706,549

Dividend income from affiliated investments	416,092

Interest and other income	194,613,713

Total investment income	$196,736,354

Expenses

Investment adviser fee	$23,624,816

Trustees’ fees and expenses	54,250

Custodian fee	803,088

Legal and accounting services	179,180

Interest expense and fees	1,140,715

Miscellaneous	177,760

Total expenses	$25,979,809

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$9,068

Total expense reductions	$9,068

Net expenses	$25,970,741

Net investment income	$170,765,613

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions	$7,958,775

Investment transactions - affiliated investments	(82,915)

Foreign currency transactions	2,626,906

Forward foreign currency exchange contracts	62,941,790

Net realized gain	$73,444,556

Change in unrealized appreciation (depreciation):

Investments	$(302,922,111)

Investments - affiliated investments	(918,774)

Foreign currency	1,686,743

Forward foreign currency exchange contracts	28,082,618

Net change in unrealized appreciation (depreciation)	$(274,071,524)

Net realized and unrealized loss	$(200,626,968)

Net decrease in net assets from operations	$(29,861,355)

47	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$170,765,613	$256,806,743

Net realized gain	73,444,556	9,155,076

Net change in unrealized appreciation (depreciation)	(274,071,524)	224,746,482

Net increase (decrease) in net assets from operations	$(29,861,355)	$490,708,301

Capital transactions:

Contributions	$1,845,830,838	$3,163,957,748

Withdrawals	(251,065,427)	(317,385,727)

Net increase in net assets from capital transactions	$1,594,765,411	$2,846,572,021

Net increase in net assets	$1,564,904,056	$3,337,280,322

Net Assets

At beginning of period	$8,986,781,771	$5,649,501,449

At end of period	$10,551,685,827	$8,986,781,771

48	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2021	2020	2019	2018	2017

Ratios (as a percentage of average daily net assets):

Expenses	0.53	%(1)	0.56%	0.59%	0.55%	0.54%	0.56%

Net investment income	3.52	%(1)	3.51%	4.17%	5.09%	4.38%	4.07%

Portfolio Turnover	7	%(2)	26%	28%	16%	30%	42%

Total Return	(0.27	)%(2)	7.80%	1.18%	1.64%	5.05%	5.69%

Net assets, end of period (000’s omitted)	$10,551,686		$8,986,782	$5,649,501	$7,966,641	$11,502,389	$9,795,966

(1)	Annualized.

(2)	Not annualized.

49	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2022, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 84.5% and 15.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii)a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is

50

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2022, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that delivery or when-issued basis sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

51

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements — The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.5750%

$1 billion but less than $2 billion	0.5250%

$2 billion but less than $5 billion	0.4900%

$5 billion but less than $10 billion	0.4600%

$10 billion but less than $15 billion	0.4350%

$15 billion but less than $20 billion	0.4150%

$20 billion but less than $25 billion	0.4000%

$25 billion and over	0.3900%

For the six months ended April 30, 2022, the Portfolio’s investment adviser fee amounted to $23,624,816 or 0.49% (annualized) of the Portfolio’s average daily net assets. Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $9,068 relating to the Fund’s investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities, paydowns and principal repayments on Senior Loans, aggregated $2,270,149,387 and $709,749,395, respectively, for the six months ended April 30, 2022.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$11,234,046,992

Gross unrealized appreciation	$75,913,844

Gross unrealized depreciation	(418,037,831)

Net unrealized depreciation	$(342,123,987)

52

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Portfolio of Investments. At April 30, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2022, the fair value of derivatives with credit related contingent features in a net liability position was $1,307,918. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $840,000 at April 30, 2022.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2022 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$36,696,128	(1)	$(1,307,918	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

53

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2022.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$98,091	$—	$—	$—	$98,091

Deutsche Bank AG	50,112	(50,112)	—	—	—

HSBC Bank USA, N.A.	870,284	—	(870,284)	—	—

Standard Chartered Bank	19,911,665	(138,292)	—	(19,370,000)	403,373

State Street Bank and Trust Company	15,765,976	(161,219)	(14,710,614)	(894,143)	—

	$36,696,128	$(349,623)	$(15,580,898)	$(20,264,143)	$501,464

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(860,954)	$—	$—	$840,000	$(20,954)

Deutsche Bank AG	(147,453)	50,112	—	—	(97,341)

Standard Chartered Bank	(138,292)	138,292	—	—	—

State Street Bank and Trust Company	(161,219)	161,219	—	—	—

	$(1,307,918)	$349,623	$—	$840,000	$(118,295)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2022 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$62,941,790	$28,082,618

(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2022, which is indicative of the volume of this derivative type, was approximately $1,244,014,000.

54

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

6  Credit Facility

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $725 million ($650 million prior to March 7, 2022) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 6, 2023. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Portfolio’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period plus the Term SOFR Adjustment) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. “Term SOFR Adjustment” means 0.10%. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $630,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2022 is $1,026,959 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Portfolio did not have any significant borrowings during the six months ended April 30, 2022.

7  Investments in Affiliated Companies/Funds

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At April 30, 2022, the value of the portfolio’s investment in affiliated companies and funds was $825,747,420, which represents 7.8% of the Portfolio’s net assets. Transactions in affiliated companies and funds by the Portfolio for the six months ended April 30, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period

Common Stocks*

IAP Global Services, LLC(1)(2)(3)	$10,073,588	$—	$—	$—	$(918,774)	$9,154,814	$—	2,577

Short-Term Investments

Cash Reserves Fund	667,360,691	1,266,262,613	(1,933,540,389)	(82,915)	—	—	381,908	—

Liquidity Fund	—	835,517,105	(18,924,499)	—	—	816,592,606	34,184	816,592,606

Total				$(82,915)	$(918,774)	$825,747,420	$416,092

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(2)	Non-income producing security.

(3)	A portion of the shares were acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

55

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

At April 30, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Asset-Backed Securities	$—	$294,308,232	$—	$294,308,232

Common Stocks	23,523,955	29,440,947	19,604,021	72,568,923

Convertible Preferred Stocks	—	4,928,718	—	4,928,718

Corporate Bonds	—	602,573,482	—	602,573,482

Exchange-Traded Funds	46,737,970	—	—	46,737,970

Preferred Stocks	—	7,392,450	0	7,392,450

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	9,005,579,965	5,852,449	9,011,432,414

Warrants	—	0	0	0

Short-Term Investments	816,592,606	—	—	816,592,606

Total Investments	$886,854,531	$9,944,223,794	$25,456,470	$10,856,534,795

Forward Foreign Currency Exchange Contracts	$—	$36,696,128	$—	$36,696,128

Total	$886,854,531	$9,980,919,922	$25,456,470	$10,893,230,923

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,307,918)	$—	$(1,307,918)

Total	$—	$(1,307,918)	$—	$(1,307,918)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2022 is not presented.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to

56

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

57

Eaton Vance

Floating-Rate Fund

April 30, 2022

Officers and Trustees

Officers of Eaton Vance Floating-Rate Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Officers of Eaton Vance Floating Rate Portfolio

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Fund and Eaton Vance Floating Rate Portfolio

George J. Gorman

Chairperson

Alan C. Bowser**

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

Nancy A. Wiser**

*	Interested Trustee

**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

58

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

59

Eaton Vance Funds

Privacy Notice — continued	April 2021

Page 2

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

60

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

61

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7718    4.30.22

Eaton Vance

Floating-Rate & High Income Fund

Semiannual Report

April 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2022

Eaton Vance

Floating-Rate & High Income Fund

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2022

Performance

Portfolio Manager(s) Craig P. Russ, Kelley Gerrity, Stephen C. Concannon, CFA, Andrew N. Sveen, CFA, Jeffrey D. Mueller, Ralph Hinckley, CFA and Jake Lemle, CFA

% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Advisers Class at NAV	09/07/2000	09/07/2000	(1.17)%	1.00%	3.05%	3.67%
Class A at NAV	05/07/2003	09/07/2000	(1.22)	1.02	3.06	3.67
Class A with 3.25% Maximum Sales Charge	—	—	(4.41)	(2.27)	2.38	3.33
Class C at NAV	09/05/2000	09/05/2000	(1.65)	0.23	2.28	3.06
Class C with 1% Maximum Sales Charge	—	—	(2.62)	(0.75)	2.28	3.06
Class I at NAV	09/15/2000	09/15/2000	(1.04)	1.37	3.33	3.94
Class R6 at NAV	06/27/2016	09/15/2000	(1.02)	1.42	3.39	3.97

S&P/LSTA Leveraged Loan Index	—	—	0.59%	2.95%	3.96%	4.24%

% Total Annual Operating Expense Ratios[3]		Advisers Class	Class A	Class C	Class I	Class R6

		1.04%	1.04%	1.79%	0.78%	0.74%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2022

Fund Profile

Asset Allocation (% of net assets)

Credit Quality (% of bonds, loans and ABS and CMBS)*

Footnotes:

Fund invests in one or more affiliated investment companies (Portfolios). Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests.

*

For Eaton Vance Floating Rate Portfolio’s investments, credit ratings are categorized using S&P Global Ratings (“S&P”). For High Income Opportunities Portfolio’s investments, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable and for purposes of ratings restrictions, the average of Moody’s, S&P and Fitch is used. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

**	Net of unfunded loan commitments.

‡	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

ABS	– Asset-Backed Securities

CMBS – Commercial Mortgage-Backed Securities

3

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2022

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.

[3]

Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective July 1, 2022, the portfolio managers of the Fund will be Ralph H. Hinckley, Jr., Jake T. Lemle, Andrew N. Sveen, Kelley Gerrity and Stephen C. Concannon.

Effective July 1, 2022, the portfolio managers of the Eaton Vance Floating Rate Portfolio will be Ralph H. Hinckley, Jr., Jake T. Lemle and Andrew N. Sveen.

4

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2022

Fund Expenses

Example

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/21)	Ending Account Value (4/30/22)	Expenses Paid During Period* (11/1/21 – 4/30/22)	Annualized Expense Ratio

Actual
Advisers Class	$1,000.00	$988.30	$4.93	1.00%
Class A	$1,000.00	$987.80	$4.93	1.00%
Class C	$1,000.00	$983.50	$8.61	1.75%
Class I	$1,000.00	$989.60	$3.70	0.75%
Class R6	$1,000.00	$989.80	$3.45	0.70%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.84	$5.01	1.00%
Class A	$1,000.00	$1,019.84	$5.01	1.00%
Class C	$1,000.00	$1,016.12	$8.75	1.75%
Class I	$1,000.00	$1,021.08	$3.76	0.75%
Class R6	$1,000.00	$1,021.32	$3.51	0.70%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2021. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Investment in Eaton Vance Floating Rate Portfolio, at value (identified cost, $1,711,522,997)	$1,633,727,418

Investment in High Income Opportunities Portfolio, at value (identified cost, $342,733,487)	316,150,662

Receivable for Fund shares sold	5,812,430

Total assets	$1,955,690,510

Liabilities

Payable for Fund shares redeemed	$5,202,938

Distributions payable	336,354

Payable to affiliates:

Administration fee	236,996

Distribution and service fees	69,408

Trustees’ fees	42

Accrued expenses	180,248

Total liabilities	$6,025,986

Net Assets	$1,949,664,524

Sources of Net Assets

Paid-in capital	$2,145,680,834

Accumulated loss	(196,016,310)

Net Assets	$1,949,664,524

Advisers Class Shares

Net Assets	$47,982,432

Shares Outstanding	5,658,336

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.48

Class A Shares

Net Assets	$186,234,827

Shares Outstanding	20,645,625

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.02

Maximum Offering Price Per Share

(100 ÷ 96.75 of net asset value per share)	$9.32

Class C Shares

Net Assets	$25,254,542

Shares Outstanding	2,983,697

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$8.46

Class I Shares

Net Assets	$1,641,610,913

Shares Outstanding	193,468,118

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.49

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2022

Statement of Assets and Liabilities (Unaudited) — continued

Class R6 Shares	April 30, 2022

Net Assets	$48,581,810

Shares Outstanding	5,725,309

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.49

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income allocated from Portfolios	$395,237

Interest and other income allocated from Portfolios	34,941,443

Expenses allocated from Portfolios	(4,413,921)

Total investment income from Portfolio	$30,922,759

Expenses

Administration fee	$1,258,750

Distribution and service fees:

Advisers Class	59,565

Class A	232,339

Class C	127,278

Trustees’ fees and expenses	250

Custodian fee	30,730

Transfer and dividend disbursing agent fees	428,821

Legal and accounting services	28,715

Printing and postage	51,205

Registration fees	76,500

Miscellaneous	10,145

Total expenses	$2,304,298

Net investment income	$28,618,461

Realized and Unrealized Gain (Loss) from Portfolios

Net realized gain (loss):

Investment transactions	$1,452,642

Swap contracts	(36,974)

Foreign currency transactions	364,009

Forward foreign currency exchange contracts	9,667,795

Net realized gain	$11,447,472

Change in unrealized appreciation (depreciation):

Investments	$(64,947,021)

Swap contracts	(755)

Foreign currency	235,106

Forward foreign currency exchange contracts	4,137,925

Net change in unrealized appreciation (depreciation)	$(60,574,745)

Net realized and unrealized loss	$(49,127,273)

Net decrease in net assets from operations	$(20,508,812)

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$28,618,461	$39,661,736

Net realized gain	11,447,472	6,563,533

Net change in unrealized appreciation (depreciation)	(60,574,745)	35,486,407

Net increase (decrease) in net assets from operations	$(20,508,812)	$81,711,676

Distributions to shareholders:

Advisers Class	$(775,957)	$(1,508,067)

Class A	(3,026,929)	(5,914,908)

Class C	(319,158)	(739,232)

Class I	(24,243,927)	(30,164,249)

Class R6	(747,166)	(1,913,807)

Total distributions to shareholders	$(29,113,137)	$(40,240,263)

Transactions in shares of beneficial interest:

Advisers Class	$1,386,428	$3,173,164

Class A	4,188,995	(1,855,758)

Class C	213,007	(13,439,278)

Class I	495,546,856	613,426,178

Class R6	12,185,855	(42,876,743)

Net increase in net assets from Fund share transactions	$513,521,141	$558,427,563

Net increase in net assets	$463,899,192	$599,898,976

Net Assets

At beginning of period	$1,485,765,332	$885,866,356

At end of period	$1,949,664,524	$1,485,765,332

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2022

Financial Highlights

	Advisers Class

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$8.720		$8.330	$8.620	$8.850	$8.880	$8.740

Income (Loss) From Operations

Net investment income(1)	$0.137		$0.282	$0.324	$0.408	$0.364	$0.339

Net realized and unrealized gain (loss)	(0.238)		0.395	(0.277)	(0.228)	(0.028)	0.142

Total income (loss) from operations	$(0.101)		$0.677	$0.047	$0.180	$0.336	$0.481

Less Distributions

From net investment income	$(0.139)		$(0.287)	$(0.337)	$(0.410)	$(0.366)	$(0.341)

Total distributions	$(0.139)		$(0.287)	$(0.337)	$(0.410)	$(0.366)	$(0.341)

Net asset value — End of period	$8.480		$8.720	$8.330	$8.620	$8.850	$8.880

Total Return(2)	(1.17	)%(6)	8.20%	0.75%	1.98%	3.85%	5.59%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$47,982		$47,953	$42,806	$84,179	$133,055	$159,778

Ratios (as a percentage of average daily net assets):(3)

Expenses	1.00	%(4)(7)	1.04%	1.08%	1.04%	1.01%	1.03%

Net investment income	3.20	%(4)	3.25%	3.89%	4.68%	4.10%	3.83%

Portfolio Turnover of the Fund(5)	1	%(6)	9%	8%	5%	12%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(4)	Annualized.

(5)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(6)	Not annualized.

(7)

Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fees due to the Portfolios’ investments in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2022

Financial Highlights — continued

	Class A

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$9.280		$8.870	$9.160	$9.410	$9.450	$9.300

Income (Loss) From Operations

Net investment income(1)	$0.146		$0.300	$0.340	$0.434	$0.387	$0.360

Net realized and unrealized gain (loss)	(0.258)		0.415	(0.272)	(0.248)	(0.037)	0.153

Total income (loss) from operations	$(0.112)		$0.715	$0.068	$0.186	$0.350	$0.513

Less Distributions

From net investment income	$(0.148)		$(0.305)	$(0.358)	$(0.436)	$(0.390)	$(0.363)

Total distributions	$(0.148)		$(0.305)	$(0.358)	$(0.436)	$(0.390)	$(0.363)

Net asset value — End of period	$9.020		$9.280	$8.870	$9.160	$9.410	$9.450

Total Return(2)	(1.22	)%(6)	8.14%	0.83%	2.04%	3.77%	5.60%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$186,235		$187,279	$181,561	$195,385	$186,987	$199,714

Ratios (as a percentage of average daily net assets):(3)

Expenses	1.00	%(4)(7)	1.04%	1.08%	1.04%	1.01%	1.03%

Net investment income	3.20	%(4)	3.25%	3.84%	4.69%	4.10%	3.83%

Portfolio Turnover of the Fund(5)	1	%(6)	9%	8%	5%	12%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(4)	Annualized.

(5)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(6)	Not annualized.

(7)

Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fees due to the Portfolios’ investments in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2022

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$8.710		$8.320	$8.600	$8.830	$8.860	$8.720

Income (Loss) From Operations

Net investment income(1)	$0.104		$0.218	$0.259	$0.341	$0.296	$0.272

Net realized and unrealized gain (loss)	(0.247)		0.394	(0.264)	(0.227)	(0.027)	0.142

Total income (loss) from operations	$(0.143)		$0.612	$(0.005)	$0.114	$0.269	$0.414

Less Distributions

From net investment income	$(0.107)		$(0.222)	$(0.275)	$(0.344)	$(0.299)	$(0.274)

Total distributions	$(0.107)		$(0.222)	$(0.275)	$(0.344)	$(0.299)	$(0.274)

Net asset value — End of period	$8.460		$8.710	$8.320	$8.600	$8.830	$8.860

Total Return(2)	(1.65	)%(7)	7.40%	(0.00)%(3)	1.33%	2.96%	4.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$25,255		$25,764	$37,683	$59,716	$121,021	$137,536

Ratios (as a percentage of average daily net assets):(4)

Expenses	1.75	%(5)(8)	1.79%	1.83%	1.79%	1.76%	1.78%

Net investment income	2.45	%(5)	2.52%	3.12%	3.93%	3.35%	3.08%

Portfolio Turnover of the Fund(6)	1	%(7)	9%	8%	5%	12%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Amount is less than (0.005)%.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Annualized.

(6)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(7)	Not annualized.

(8)

Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fees due to the Portfolios’ investments in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2022

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$8.730		$8.340	$8.620	$8.850	$8.890	$8.740

Income (Loss) From Operations

Net investment income(1)	$0.148		$0.301	$0.344	$0.430	$0.386	$0.361

Net realized and unrealized gain (loss)	(0.238)		0.398	(0.265)	(0.228)	(0.037)	0.153

Total income (loss) from operations	$(0.090)		$0.699	$0.079	$0.202	$0.349	$0.514

Less Distributions

From net investment income	$(0.150)		$(0.309)	$(0.359)	$(0.432)	$(0.389)	$(0.364)

Total distributions	$(0.150)		$(0.309)	$(0.359)	$(0.432)	$(0.389)	$(0.364)

Net asset value — End of period	$8.490		$8.730	$8.340	$8.620	$8.850	$8.890

Total Return(2)	(1.04	)%(6)	8.47%	1.01%	2.35%	4.00%	5.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,641,611		$1,187,123	$546,479	$808,175	$1,369,866	$1,280,058

Ratios (as a percentage of average daily net assets):(3)

Expenses	0.75	%(4)(7)	0.78%	0.83%	0.79%	0.76%	0.77%

Net investment income	3.45	%(4)	3.47%	4.12%	4.94%	4.35%	4.08%

Portfolio Turnover of the Fund(5)	1	%(6)	9%	8%	5%	12%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(4)	Annualized.

(5)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(6)	Not annualized.

(7)

Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fees due to the Portfolios’ investments in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2022

Financial Highlights — continued

	Class R6

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$8.730		$8.340	$8.620	$8.850	$8.880	$8.740

Income (Loss) From Operations

Net investment income(1)	$0.149		$0.312	$0.349	$0.435	$0.399	$0.366

Net realized and unrealized gain (loss)	(0.237)		0.393	(0.267)	(0.228)	(0.036)	0.138

Total income (loss) from operations	$(0.088)		$0.705	$0.082	$0.207	$0.363	$0.504

Less Distributions

From net investment income	$(0.152)		$(0.315)	$(0.362)	$(0.437)	$(0.393)	$(0.364)

Total distributions	$(0.152)		$(0.315)	$(0.362)	$(0.437)	$(0.393)	$(0.364)

Net asset value — End of period	$8.490		$8.730	$8.340	$8.620	$8.850	$8.880

Total Return(2)	(1.02	)%(5)	8.54%	1.05%	2.41%	4.05%	5.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$48,582		$37,646	$77,338	$130,492	$125,876	$15,491

Ratios (as a percentage of average daily net assets):(3)

Expenses	0.70	%(6)(7)	0.74%	0.79%	0.73%	0.72%	0.73%

Net investment income	3.49	%(6)	3.61%	4.19%	4.99%	4.49%	4.13%

Portfolio Turnover of the Fund(4)	1	%(5)	9%	8%	5%	12%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(4)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(5)	Not annualized.

(6)	Annualized.

(7)

Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fees due to the Portfolios’ investments in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate & High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Advisers Class, Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide a high level of current income. The Fund currently pursues its objective by investing all of its investable assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2022 were as follows: Eaton Vance Floating Rate Portfolio (15.5%) and High Income Opportunities Portfolio (28.7%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Eaton Vance Floating Rate Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of High Income Opportunities Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by Eaton Vance Floating Rate Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of High Income Opportunities Portfolio.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

15

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $121,661,608 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2021, $7,738,271 are short-term and $113,923,337 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. For bank loans and bank loan related assets, the fee is computed based on the Fund’s daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee at the following annual rates and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.575%

$1 billion but less than $2 billion	0.525%

$2 billion but less than $5 billion	0.490%

$5 billion but less than $10 billion	0.460%

$10 billion but less than $15 billion	0.435%

$15 billion but less than $20 billion	0.415%

$20 billion but less than $25 billion	0.400%

$25 billion and over	0.390%

For high yield bonds and other instruments that are not bank loan related, the fee is an aggregate of a daily asset-based fee and a daily income-based fee at the following rates:

Total Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.000%

$500 million but less than $1 billion	0.275%	2.750%

$1 billion but less than $1.5 billion	0.250%	2.500%

$1.5 billion but less than $2 billion	0.225%	2.250%

$2 billion but less than $3 billion	0.200%	2.000%

$3 billion and over	0.175%	1.750%

For the six months ended April 30, 2022, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ investment adviser fees. The Portfolios have engaged Boston Management and Research (BMR), an affiliate of EVM, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the six months ended April 30, 2022, the Fund’s allocated portion of investment adviser fees paid by the Portfolios amounted to $4,015,137 or 0.48% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2022, the administration fee amounted to $1,258,750.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2022, EVM earned $15,959 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the

16

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,399 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2022. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2022 in the amount of $734. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect distribution plans for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2022 amounted to $59,565 for Advisers Class shares and $232,339 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2022, the Fund paid or accrued to EVD $95,458 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2022 amounted to $31,820 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2022, the Fund was informed that EVD received approximately $21,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2022, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Eaton Vance Floating Rate Portfolio	$417,438,099	$11,176,565

High Income Opportunities Portfolio	$79,512,019	$2,128,870

17

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount

Advisers Class

Sales	608,098	$5,254,572	1,249,799	$10,856,158

Issued to shareholders electing to receive payments of distributions in Fund shares	89,738	772,190	172,853	1,499,052

Redemptions	(537,457)	(4,640,334)	(1,060,548)	(9,182,046)

Net increase	160,379	$1,386,428	362,104	$3,173,164

Class A

Sales	3,843,992	$35,283,639	7,700,882	$71,141,571

Issued to shareholders electing to receive payments of distributions in Fund shares	298,932	2,736,605	577,092	5,325,642

Redemptions	(3,838,687)	(35,262,459)	(9,681,206)	(88,455,852)

Converted from Class C shares	156,161	1,431,210	1,112,841	10,132,881

Net increase (decrease)	460,398	$4,188,995	(290,391)	$(1,855,758)

Class C

Sales	422,016	$3,636,636	565,472	$4,899,960

Issued to shareholders electing to receive payments of distributions in Fund shares	34,889	299,698	79,607	688,546

Redemptions	(266,095)	(2,292,117)	(1,029,287)	(8,894,903)

Converted to Class A shares	(166,386)	(1,431,210)	(1,186,076)	(10,132,881)

Net increase (decrease)	24,424	$213,007	(1,570,284)	$(13,439,278)

Class I

Sales	79,385,735	$684,634,227	90,284,447	$784,873,745

Issued to shareholders electing to receive payments of distributions in Fund shares	2,637,647	22,699,666	3,148,371	27,352,583

Redemptions	(24,574,642)	(211,787,037)	(22,939,295)	(198,800,150)

Net increase	57,448,740	$495,546,856	70,493,523	$613,426,178

Class R6

Sales	2,314,547	$19,988,300	1,482,143	$12,864,764

Issued to shareholders electing to receive payments of distributions in Fund shares	86,376	743,522	143,674	1,246,431

Redemptions	(989,062)	(8,545,967)	(6,586,341)	(56,987,938)

Net increase (decrease)	1,411,861	$12,185,855	(4,960,524)	$(42,876,743)

18

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2022 and October 31, 2021, the Fund’s investment in High Income Opportunities Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, and in Eaton Vance Floating Rate Portfolio were valued based on Level 1 inputs.

9  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

19

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.8%
Security	Principal Amount (000’s omitted)	Value

AGL CLO 17, Ltd., Series 2022-17A, Class E, 6.594%, (3 mo. SOFR + 6.35%), 1/21/35(1)(2)	$1,000	$962,545

Alinea CLO, Ltd.:

Series 2018-1A, Class D, 4.163%, (3 mo. USD LIBOR + 3.10%), 7/20/31(1)(2)	2,500	2,458,852

Series 2018-1A, Class E, 7.063%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	3,000	2,871,882

AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 7.954%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	5,000	4,765,795

AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 6.546%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	3,525	3,287,126

Apidos CLO XX, Series 2015-20A, Class DR, 6.744%, (3 mo. USD LIBOR + 5.70%), 7/16/31(1)(2)	2,375	2,230,716

Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 7.546%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	2,966,364

Ares XLIX CLO, Ltd.:

Series 2018-49A, Class D, 4.136%, (3 mo. USD LIBOR + 3.00%), 7/22/30(1)(2)	2,500	2,431,300

Series 2018-49A, Class E, 6.836%, (3 mo. USD LIBOR + 5.70%), 7/22/30(1)(2)	3,500	3,321,031

Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class C, 3.406%, (3 mo. USD LIBOR + 2.90%), 5/15/30(1)(2)	5,000	4,763,050

Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 6.744%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,000	3,848,384

Babson CLO, Ltd.:

Series 2015-1A, Class DR, 3.663%, (3 mo. USD LIBOR + 2.60%), 1/20/31(1)(2)	2,500	2,369,408

Series 2018-1A, Class C, 3.644%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	3,500	3,328,195

Bain Capital Credit CLO, Ltd.:

Series 2018-1A, Class D, 3.884%, (3 mo. USD LIBOR + 2.70%), 4/23/31(1)(2)	5,000	4,755,295

Series 2018-1A, Class E, 6.534%, (3 mo. USD LIBOR + 5.35%), 4/23/31(1)(2)	3,000	2,753,523

Battalion CLO XXII, Ltd., Series 2021-22A, Class E, 8.013%, (3 mo. USD LIBOR + 6.95%), 1/20/35(1)(2)	1,750	1,707,456

Benefit Street Partners CLO V-B, Ltd.:

Series 2018-5BA, Class C, 3.993%, (3 mo. USD LIBOR + 2.93%), 4/20/31(1)(2)	5,000	4,861,950

Series 2018-5BA, Class D, 7.013%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,500	3,342,962

Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 6.663%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,401	4,913,522

Security	Principal Amount (000’s omitted)	Value

Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class D, 3.663%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	$1,500	$1,418,318

Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 7.744%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,250	2,193,633

Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 7.394%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	1,750	1,688,929

Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 7.247%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	987,499

Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 7.894%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	3,000	2,940,213

Betony CLO 2, Ltd.:

Series 2018-1A, Class C, 4.186%, (3 mo. USD LIBOR + 2.90%), 4/30/31(1)(2)	2,500	2,445,335

Series 2018-1A, Class D, 6.936%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	4,450	4,192,652

BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 7.903%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,000	961,222

BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 8.193%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	3,000	2,887,227

BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 7.551%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,977,494

BlueMountain CLO, Ltd.:

Series 2016-3A, Class DR, 3.606%, (3 mo. USD LIBOR + 3.10%), 11/15/30(1)(2)	1,500	1,438,814

Series 2016-3A, Class ER, 6.456%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,500	1,368,890

Series 2018-1A, Class D, 3.349%, (3 mo. USD LIBOR + 3.05%), 7/30/30(1)(2)	2,500	2,384,413

Series 2018-1A, Class E, 7.236%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	2,000	1,835,728

Series 2021-33A, Class E, 7.31%, (3 mo. USD LIBOR + 6.83%), 11/20/34(1)(2)	2,500	2,421,465

Canyon Capital CLO, Ltd.:

Series 2012-1RA, Class E, 6.744%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,875	4,482,543

Series 2016-1A, Class ER, 6.794%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000	3,732,432

Series 2016-2A, Class ER, 7.044%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	4,500	4,155,466

Series 2017-1A, Class E, 7.294%, (3 mo. USD LIBOR + 6.25%), 7/15/30(1)(2)	3,250	3,113,545

Series 2018-1A, Class D, 3.944%, (3 mo. USD LIBOR + 2.90%), 7/15/31(1)(2)	3,000	2,924,700

Series 2018-1A, Class E, 6.794%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,750	2,590,181

20	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Canyon Capital CLO, Ltd.: (continued)

Series 2019-2A, Class ER, 7.794%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	$1,500	$1,461,224

Carlyle CLO C17, Ltd.:

Series C17A, Class CR, 3.099%, (3 mo. USD LIBOR + 2.80%), 4/30/31(1)(2)	5,000	4,885,560

Series C17A, Class DR, 7.286%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,500	3,337,841

Carlyle Global Market Strategies CLO, Ltd.:

Series 2012-3A, Class CR2, 4.538%, (3 mo. USD LIBOR + 3.50%), 1/14/32(1)(2)	2,500	2,411,645

Series 2012-3A, Class DR2, 7.538%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,500	1,374,878

Series 2014-3RA, Class C, 4.175%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	958,708

Series 2014-3RA, Class D, 6.625%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,150	1,968,970

Series 2014-4RA, Class C, 3.944%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,000	1,882,116

Series 2014-4RA, Class D, 6.694%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,500	3,103,443

Series 2019-4A, Class DR, 7.446%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,971,101

CarVal CLO IV, Ltd., Series 2021-1A, Class E, 7.663%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(2)	1,000	967,758

CIFC Funding, Ltd., Series 2022-4A, Class D, (3 mo. SOFR + 3.55%), 7/16/35(1)(3)	1,750	1,750,000

Dryden CLO, Ltd.:

Series 2018-55A, Class D, 3.894%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,500	1,447,854

Series 2018-55A, Class E, 6.444%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	2,000	1,927,626

Dryden Senior Loan Fund:

Series 2015-41A, Class DR, 3.644%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	5,000	4,790,720

Series 2015-41A, Class ER, 6.344%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	1,268	1,200,030

Series 2016-42A, Class DR, 3.974%, (3 mo. USD LIBOR + 2.93%), 7/15/30(1)(2)	2,500	2,432,592

Series 2016-42A, Class ER, 6.594%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	3,500	3,351,173

Elmwood CLO 14, Ltd., Series 2022-1A, Class E, 7.00%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	1,950	1,927,895

Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 7.689%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	2,500	2,393,668

Galaxy XXV CLO, Ltd.:

Series 2018-25A, Class D, 4.284%, (3 mo. USD LIBOR + 3.10%), 10/25/31(1)(2)	2,500	2,455,765

Security	Principal Amount (000’s omitted)	Value

Galaxy XXV CLO, Ltd.: (continued)

Series 2018-25A, Class E, 7.134%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	$3,500	$3,330,596

Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 7.063%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	2,500	2,373,745

Golub Capital Partners CLO 37B, Ltd.:

Series 2018-37A, Class D, 4.363%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(2)	4,000	3,907,692

Series 2018-37A, Class E, 6.813%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	4,750	4,225,818

Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 7.763%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,250	1,203,538

Golub Capital Partners CLO 58B, Ltd., Series 2021-58A, Class E, 7.054%, (3 mo. USD LIBOR + 6.81%), 1/25/35(1)(2)	2,500	2,399,192

Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 7.201%, (3 mo. USD LIBOR + 6.94%), 1/30/35(1)(2)	2,000	1,927,010

Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 7.463%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	1,000	968,804

ICG US CLO, Ltd.:

Series 2018-2A, Class D, 4.236%, (3 mo. USD LIBOR + 3.10%), 7/22/31(1)(2)	2,000	1,940,890

Series 2018-2A, Class E, 6.886%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	3,000	2,757,225

Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 6.845%, (3 mo. USD LIBOR + 6.60%), 1/18/34(1)(2)	1,450	1,421,258

Madison Park Funding XXV, Ltd., Series 2017-25A, Class D, 7.284%, (3 mo. USD LIBOR + 6.10%), 4/25/29(1)(2)	1,500	1,476,668

Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 7.901%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,466,180

Marble Point CLO XXIV, Ltd., Series 2022-1A, Class D1, 4.97%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,988,800

Neuberger Berman CLO XXII, Ltd.:

Series 2016-22A, Class DR, 4.144%, (3 mo. USD LIBOR + 3.10%), 10/17/30(1)(2)	2,500	2,447,435

Series 2016-22A, Class ER, 7.104%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	3,000	2,909,460

Neuberger Berman Loan Advisers CLO 28, Ltd., Series 2018-28A, Class E, 6.663%, (3 mo. USD LIBOR + 5.60%), 4/20/30(1)(2)	1,950	1,874,966

Neuberger Berman Loan Advisers CLO 30, Ltd.:

Series 2018-30A, Class DR, 3.913%, (3 mo. USD LIBOR + 2.85%), 1/20/31(1)(2)	2,500	2,427,177

Series 2018-30A, Class ER, 7.263%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(2)	1,000	962,158

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 7.228%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	$3,200	$3,162,739

OCP CLO, Ltd., Series 2022-24A, Class E, (3 mo. SOFR + 7.42%), 7/20/35(1)(3)	1,500	1,493,250

Palmer Square CLO, Ltd.:

Series 2013-2A, Class DRR, 6.894%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	3,000	2,938,062

Series 2015-1A, Class DR4, 6.98%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	1,948,234

Series 2018-1A, Class C, 3.544%, (3 mo. USD LIBOR + 2.50%), 4/18/31(1)(2)	3,000	2,906,328

Series 2018-1A, Class D, 6.194%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	2,000	1,925,842

Series 2018-2A, Class D, 6.663%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,000	1,941,988

Series 2021-2A, Class E, 7.394%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	983,883

Series 2022-1A, Class E, 6.816%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	2,000	1,977,904

RAD CLO 5, Ltd., Series 2019-5A, Class E, 7.884%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,750	1,741,831

RAD CLO 14, Ltd., Series 2021-14A, Class E, 6.73%, (3 mo. USD LIBOR + 6.50%), 1/15/35(1)(2)	950	910,627

Regatta XIII Funding, Ltd.:

Series 2018-2A, Class C, 4.144%, (3 mo. USD LIBOR + 3.10%), 7/15/31(1)(2)	2,500	2,459,622

Series 2018-2A, Class D, 6.994%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	5,000	4,696,830

Regatta XIV Funding, Ltd.:

Series 2018-3A, Class D, 4.384%, (3 mo. USD LIBOR + 3.20%), 10/25/31(1)(2)	2,500	2,457,677

Series 2018-3A, Class E, 7.134%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	4,500	4,226,022

Regatta XV Funding, Ltd., Series 2018-4A, Class D, 7.684%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	3,875	3,676,127

Upland CLO, Ltd.:

Series 2016-1A, Class CR, 3.963%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	4,500	4,282,636

Series 2016-1A, Class DR, 6.963%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	4,625	4,320,037

Vibrant CLO IX, Ltd.:

Series 2018-9A, Class C, 4.263%, (3 mo. USD LIBOR + 3.20%), 7/20/31(1)(2)	2,500	2,288,483

Series 2018-9A, Class D, 7.313%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	3,500	3,121,604

Vibrant CLO X, Ltd.:

Series 2018-10A, Class C, 4.313%, (3 mo. USD LIBOR + 3.25%), 10/20/31(1)(2)	5,000	4,685,000

Series 2018-10A, Class D, 7.253%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	5,000	4,482,660

Security	Principal Amount (000’s omitted)	Value

Voya CLO, Ltd.:

Series 2015-3A, Class CR, 4.213%, (3 mo. USD LIBOR + 3.15%), 10/20/31(1)(2)	$2,500	$2,371,980

Series 2015-3A, Class DR, 7.263%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	5,500	4,910,917

Series 2016-3A, Class CR, 4.294%, (3 mo. USD LIBOR + 3.25%), 10/18/31(1)(2)	2,000	1,872,938

Series 2016-3A, Class DR, 7.124%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	3,375	2,928,838

Series 2018-1A, Class C, 3.644%, (3 mo. USD LIBOR + 2.60%), 4/19/31(1)(2)	5,000	4,751,515

Series 2018-2A, Class E, 6.294%, (3 mo. USD LIBOR + 5.25%), 7/15/31(1)(2)	2,500	2,312,163

Webster Park CLO, Ltd.:

Series 2015-1A, Class CR, 3.963%, (3 mo. USD LIBOR + 2.90%), 7/20/30(1)(2)	2,000	1,957,692

Series 2015-1A, Class DR, 6.563%, (3 mo. USD LIBOR + 5.50%), 7/20/30(1)(2)	2,500	2,385,108

Wellfleet CLO, Ltd.:

Series 2021-1A, Class D, 4.563%, (3 mo. USD LIBOR + 3.50%), 4/20/34(1)(2)	1,200	1,176,011

Series 2021-3A, Class E, 8.144%, (3 mo. USD LIBOR + 7.10%), 1/15/35(1)(2)	950	924,450

Total Asset-Backed Securities (identified cost $308,437,456)		$294,308,232

Common Stocks — 0.7%
Security	Shares	Value

Aerospace and Defense — 0.1%

IAP Global Services, LLC(4)(5)(6)(7)	950	$4,274,449

IAP Global Services, LLC(4)(5)(6)	1,627	4,880,365

		$9,154,814

Automotive — 0.0%(8)

Dayco Products, LLC(6)(7)	88,506	$663,795

		$663,795

Containers and Glass Products — 0.0%(8)

LG Newco Holdco, Inc., Class A(6)(7)	250,979	$3,513,706

		$3,513,706

Electronics/Electrical — 0.0%(8)

Skillsoft Corp.(6)(7)	893,525	$4,780,359

		$4,780,359

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care — 0.1%

Akorn Holding Company, LLC, Class A(6)(7)	705,631	$5,968,439

		$5,968,439

Nonferrous Metals/Minerals — 0.0%(8)

ACNR Holdings, Inc., Class A(6)(7)	36,829	$2,716,139

		$2,716,139

Oil and Gas — 0.2%

AFG Holdings, Inc.(5)(6)(7)	498,342	$2,830,583

McDermott International, Ltd.(6)(7)	1,013,850	655,657

QuarterNorth Energy, Inc.(7)	77,069	10,057,504

QuarterNorth Energy, Inc.(7)	9,684	1,263,762

RDV Resources, Inc., Class A(6)(7)	359,500	1,078,500

		$15,886,006

Radio and Television — 0.2%

Clear Channel Outdoor Holdings, Inc.(6)(7)	1,204,044	$2,961,948

Cumulus Media, Inc., Class A(6)(7)	551,505	7,594,224

Cumulus Media, Inc., Class B(6)(7)	93,069	1,281,560

iHeartMedia, Inc., Class A(6)(7)	512,034	8,187,424

		$20,025,156

Retailers (Except Food and Drug) — 0.0%(8)

David’s Bridal, LLC(5)(6)(7)	272,023	$0

Phillips Pet Holding Corp.(5)(6)(7)	2,590	898,125

		$898,125

Telecommunications — 0.1%

GEE Acquisition Holdings Corp.(5)(6)(7)	364,650	$6,720,499

		$6,720,499

Utilities — 0.0%(8)

Longview Intermediate Holdings, LLC, Class A(6)(7)	149,459	$2,241,885

		$2,241,885

Total Common Stocks (identified cost $91,487,724)		$72,568,923

Convertible Preferred Stocks — 0.0%(8)
Security	Shares	Value

Containers and Glass Products — 0.0%(8)

LG Newco Holdco, Inc., Series A, 13.00%(6)(7)	38,060	$4,928,718

Total Convertible Preferred Stocks (identified cost $1,998,129)		$4,928,718

Corporate Bonds — 5.7%
Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%

Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	3,000	$2,973,780

TransDigm, Inc.:

6.25%, 3/15/26(1)	1,500	1,494,173

8.00%, 12/15/25(1)	1,500	1,563,105

		$6,031,058

Air Transport — 0.5%

American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:

5.50%, 4/20/26(1)	17,175	$17,044,728

5.75%, 4/20/29(1)	12,875	12,426,950

Delta Air Lines, Inc., 7.00%, 5/1/25(1)	4,650	4,983,210

Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	6,425	6,359,196

United Airlines, Inc.:

4.375%, 4/15/26(1)	4,625	4,470,062

4.625%, 4/15/29(1)	4,625	4,250,121

		$49,534,267

Airlines — 0.1%

Air Canada, 3.875%, 8/15/26(1)	6,850	$6,341,524

		$6,341,524

Auto Components — 0.0%(8)

Clarios Global, L.P., 6.75%, 5/15/25(1)	1,890	$1,930,342

Clarios Global, L.P./Clarios US Finance Co., 6.25%, 5/15/26(1)	3,893	3,936,738

		$5,867,080

Automotive — 0.1%

Tenneco, Inc.:

5.125%, 4/15/29(1)	9,050	$8,834,474

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value

Automotive (continued)

Tenneco, Inc.: (continued)

7.875%, 1/15/29(1)		450	$455,409

			$9,289,883

Building and Development — 0.0%(8)

Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)		3,150	$3,216,544

Winnebago Industries, Inc., 6.25%, 7/15/28(1)		900	894,150

			$4,110,694

Business Equipment and Services — 0.6%

Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		2,075	$2,007,770

Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28(1)		42,450	37,489,400

Prime Security Services Borrower, LLC/Prime Finance, Inc.:

5.25%, 4/15/24(1)		7,900	7,900,158

5.75%, 4/15/26(1)		15,225	14,623,308

			$62,020,636

Chemicals — 0.1%

INEOS Finance PLC, 3.375%, 3/31/26(1)	EUR	1,250	$1,255,490

INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)		3,050	2,787,837

Olympus Water US Holding Corp., 4.25%, 10/1/28(1)		6,850	6,064,168

			$10,107,495

Commercial Services — 0.1%

WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		8,225	$8,009,299

			$8,009,299

Commercial Services & Supplies — 0.0%(8)

GFL Environmental, Inc., 4.25%, 6/1/25(1)		5,300	$5,146,751

			$5,146,751

Communications Equipment — 0.0%(8)

CommScope, Inc., 4.75%, 9/1/29(1)		6,650	$5,571,004

			$5,571,004

Diversified Financial Services — 0.1%

AG Issuer, LLC, 6.25%, 3/1/28(1)		8,075	$7,904,335

			$7,904,335

Security	Principal Amount* (000’s omitted)	Value

Diversified Telecommunication Services — 0.6%

Altice France S.A.:

5.125%, 1/15/29(1)	1,300	$1,104,831

5.125%, 7/15/29(1)	57,625	48,878,101

5.50%, 10/15/29(1)	6,455	5,494,077

Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	6,500	5,652,920

Zayo Group Holdings, Inc. , 4.00%, 3/1/27(1)	4,000	3,486,900

		$64,616,829

Drugs — 0.1%

Jazz Securities DAC, 4.375%, 1/15/29(1)	9,150	$8,441,104

		$8,441,104

Electronics/Electrical — 0.2%

Imola Merger Corp., 4.75%, 5/15/29(1)	18,175	$16,925,923

LogMeIn, Inc., 5.50%, 9/1/27(1)	10,760	9,428,504

		$26,354,427

Entertainment — 0.1%

AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	8,700	$7,972,202

Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	2,125	2,210,138

		$10,182,340

Food Products — 0.1%

Del Monte Foods, Inc., 11.875%, 5/15/25(1)	8,200	$8,965,019

		$8,965,019

Health Care — 0.4%

Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(1)	22,800	$19,952,964

RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	2,150	2,002,467

Tenet Healthcare Corp., 4.25%, 6/1/29(1)	22,950	20,766,766

		$42,722,197

Hotels, Restaurants & Leisure — 0.6%

Carnival Corporation., 4.00%, 8/1/28(1)	34,575	$31,169,017

Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	15,580	14,162,609

NCL Corp., Ltd., 5.875%, 2/15/27(1)	22,000	21,000,760

SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,125	2,227,786

		$68,560,172

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Household Products — 0.0%(8)

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	1,075	$952,832

		$952,832

Internet Software & Services — 0.1%

Arches Buyer, Inc., 4.25%, 6/1/28(1)	6,900	$6,142,001

		$6,142,001

IT Services — 0.1%

Rackspace Technology Global, Inc., 3.50%, 2/15/28(1)	11,185	$9,687,846

		$9,687,846

Leisure Goods/Activities/Movies — 0.0%(8)

Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	3,300	$3,242,432

		$3,242,432

Machinery — 0.2%

Clark Equipment Company, 5.875%, 6/1/25(1)	1,050	$1,065,524

Madison IAQ, LLC, 4.125%, 6/30/28(1)	13,400	11,775,585

TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,150	3,893,157

		$16,734,266

Media — 0.2%

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	6,753	$2,506,798

iHeartCommunications, Inc.:

4.75%, 1/15/28(1)	2,550	2,314,571

5.25%, 8/15/27(1)	2,125	1,989,765

6.375%, 5/1/26	2,896	2,906,551

8.375%, 5/1/27	5,248	5,205,090

Univision Communications, Inc., 4.50%, 5/1/29(1)	9,125	8,201,368

		$23,124,143

Oil, Gas & Consumable Fuels — 0.1%

CITGO Petroleum Corporation:

6.375%, 6/15/26(1)	1,750	$1,742,387

7.00%, 6/15/25(1)	10,525	10,471,533

		$12,213,920

Packaging & Containers — 0.1%

Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)	2,300	$2,297,424

Security	Principal Amount* (000’s omitted)	Value

Packaging & Containers (continued)

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:

4.00%, 10/15/27(1)	5,150	$4,500,611

4.375%, 10/15/28(1)	9,125	8,064,355

		$14,862,390

Pharmaceuticals — 0.2%

Bausch Health Companies, Inc.:

4.875%, 6/1/28(1)	8,675	$7,707,390

5.50%, 11/1/25(1)	8,975	8,700,096

6.125%, 2/1/27(1)	6,075	5,843,725

		$22,251,211

Professional Services — 0.0%(8)

CoreLogic, Inc., 4.50%, 5/1/28(1)	5,525	$4,903,051

		$4,903,051

Real Estate Investment Trusts (REITs) — 0.1%

Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	6,425	$6,240,924

		$6,240,924

Software — 0.2%

Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,225	$4,314,929

Sabre GLBL, Inc.:

7.375%, 9/1/25(1)	2,125	2,153,539

9.25%, 4/15/25(1)	2,525	2,698,190

Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)	10,350	9,137,238

		$18,303,896

Specialty Retail — 0.0%(8)

PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,300	$1,210,827

		$1,210,827

Technology — 0.1%

Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	11,400	$10,162,758

		$10,162,758

Telecommunications — 0.3%

LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	9,325	$8,504,400

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Lumen Technologies, Inc., 4.00%, 2/15/27(1)	14,250	$12,695,254

VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	8,550	7,243,132

		$28,442,786

Trading Companies & Distributors — 0.1%

American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	2,975	$2,778,382

SRS Distribution, Inc., 4.625%, 7/1/28(1)	4,575	4,194,909

		$6,973,291

Utilities — 0.0%(8)

Calpine Corp., 5.25%, 6/1/26(1)	1,109	$1,096,468

		$1,096,468

Wireless Telecommunication Services — 0.1%

Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	6,325	$6,252,326

		$6,252,326

Total Corporate Bonds (identified cost $654,337,179)		$602,573,482

Exchange-Traded Funds — 0.4%
Security	Shares	Value

SPDR Blackstone Senior Loan ETF	1,051,000	$46,737,970

Total Exchange-Traded Funds (identified cost $48,242,942)		$46,737,970

Preferred Stocks — 0.1%
Security	Shares	Value

Financial Services — 0.0%

DBI Investors, Inc., Series A-1(5)(6)(7)	13,348	$0

		$0

Nonferrous Metals/Minerals — 0.1%

ACNR Holdings, Inc., 15.00% (PIK)(6)(7)	17,394	$7,392,450

		$7,392,450

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC:

Series A, 8.00% (PIK)(5)(6)(7)	7,852	$0

Security		Shares	Value

Retailers (Except Food and Drug) (continued)

David’s Bridal, LLC: (continued)

Series B, 10.00% (PIK)(5)(6)(7)		31,998	$0

			$0

Total Preferred Stocks (identified cost $2,590,558)			$7,392,450

Senior Floating-Rate Loans — 85.7%(9)
Borrower/Description	Principal Amount* (000’s omitted)		Value

Aerospace and Defense — 1.7%

Aernnova Aerospace S.A.U.:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	1,194	$1,189,685

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,656	4,639,771

AI Convoy (Luxembourg) S.a.r.l.:

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	2,850	2,963,012

Term Loan, 5.05%, (USD LIBOR + 3.50%), 1/18/27(10)		6,597	6,565,057

Dynasty Acquisition Co., Inc.:

Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 4/6/26		30,484	29,886,088

Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 4/6/26		16,392	16,070,485

IAP Worldwide Services, Inc.:

Revolving Loan, 0.75%, 7/18/23(11)		5,526	5,480,487

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(5)		6,810	5,470,128

Spirit Aerosystems, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 1/15/25		10,437	10,435,517

TransDigm, Inc.:

Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 8/22/24		30,671	30,259,488

Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 5/30/25		6,304	6,194,274

Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 12/9/25		33,691	33,089,374

WP CPP Holdings, LLC, Term Loan, 4.989%, (USD LIBOR + 3.75%), 4/30/25(10)		27,516	26,020,109

			$178,263,475

Airlines — 1.3%

AAdvantage Loyalty IP, Ltd., Term Loan, 5.813%, (3 mo. USD LIBOR + 4.75%), 4/20/28		27,625	$28,148,715

Air Canada, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28		5,875	5,829,469

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Airlines (continued)

American Airlines, Inc.:

Term Loan, 2.448%, (1 mo. USD LIBOR + 1.75%), 6/27/25		13,725	$13,269,988

Term Loan, 1/29/27(12)		5,128	4,934,162

Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27		16,424	17,064,264

SkyMiles IP, Ltd., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 10/20/27		34,225	35,413,360

United Airlines, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 4/21/28		37,493	37,300,234

			$141,960,192

Auto Components — 2.3%

Adient US, LLC, Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/10/28		15,101	$15,037,793

American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24		17,467	17,452,062

Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(10)		9,385	8,498,350

Clarios Global, L.P.:

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	25,000	25,733,243

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/30/26		19,386	19,114,893

CS Intermediate Holdco 2, LLC, Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 11/2/23		4,991	4,635,734

Dayco Products, LLC, Term Loan, 4.758%, (3 mo. USD LIBOR + 4.25%), 5/19/23		14,492	14,371,004

DexKo Global, Inc.:

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28(11)	EUR	1,012	1,045,203

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	6,291	6,495,823

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	3,272	3,378,006

Term Loan, 4.717%, (3 mo. USD LIBOR + 3.75%), 10/4/28		2,172	2,122,044

Term Loan, 4.717%, (3 mo. USD LIBOR + 3.75%), 10/4/28		11,403	11,140,731

Garrett LX I S.a.r.l.:

Term Loan, 3.50%, (3 mo. EURIBOR+ 3.50%), 4/30/28	EUR	15,900	16,354,366

Term Loan, 4.49%, (3 mo. USD LIBOR + 3.25%), 4/30/28		5,696	5,546,845

LTI Holdings, Inc.:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 9/6/25		5,694	5,592,087

Borrower/Description	Principal Amount* (000’s omitted)		Value

Auto Components (continued)

LTI Holdings, Inc.: (continued)

Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 7/24/26		2,048	$2,020,627

Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 7/24/26		3,179	3,159,232

Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 7/24/26		1,922	1,909,863

Tenneco, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 10/1/25		34,052	33,718,895

TI Group Automotive Systems, LLC:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 12/16/26	EUR	8,933	9,330,042

Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 12/16/26		5,965	5,927,470

Truck Hero, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 1/31/28		15,429	14,435,524

Visteon Corporation, Term Loan, 2.477%, (USD LIBOR + 1.75%), 3/25/24(10)		2,217	2,191,474

Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28		8,781	8,227,680

			$237,438,991

Automobiles — 0.6%

Bombardier Recreational Products, Inc., Term Loan, 2.488%, (1 mo. USD LIBOR + 2.00%), 5/24/27		43,834	$43,159,171

MajorDrive Holdings IV, LLC, Term Loan, 4.563%, (3 mo. USD LIBOR + 4.00%), 6/1/28		15,602	15,329,284

Thor Industries, Inc., Term Loan, 3.813%, (1 mo. USD LIBOR + 3.00%), 2/1/26		8,457	8,409,510

			$66,897,965

Beverage — 0.3%

Arterra Wines Canada, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/24/27		3,439	$3,404,512

City Brewing Company, LLC, Term Loan, 4.469%, (3 mo. USD LIBOR + 3.50%), 4/5/28		7,040	6,634,847

Naked Juice, LLC, Term Loan, 4.001%, (SOFR + 3.25%), 1/24/29		4,625	4,545,024

Triton Water Holdings, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 3/31/28		19,086	18,592,643

			$33,177,026

Biotechnology — 0.6%

Alkermes, Inc., Term Loan, 3.544%, (3 mo. USD LIBOR + 2.50%), 3/12/26		18,457	$18,134,154

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Biotechnology (continued)

Alltech, Inc., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 10/13/28		7,556	$7,471,057

Grifols Worldwide Operations USA, Inc., Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 11/15/27		33,671	32,950,807

			$58,556,018

Building Products — 0.9%

ACProducts, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/17/28		18,858	$16,406,025

Cornerstone Building Brands, Inc., Term Loan, 3.804%, (3 mo. USD LIBOR + 3.25%), 4/12/28		19,810	18,658,965

CP Atlas Buyer, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 11/23/27		3,980	3,746,222

CPG International, Inc., Term Loan, 4/28/29(12)		13,775	13,671,687

LHS Borrower, LLC, Term Loan, 5.55%, (SOFR + 4.75%), 2/16/29		19,750	19,058,750

MI Windows and Doors, LLC, Term Loan, 4.30%, (SOFR + 3.50%), 12/18/27		6,645	6,600,697

Standard Industries, Inc., Term Loan, 3.788%, (6 mo. USD LIBOR + 2.50%), 9/22/28		15,609	15,594,743

			$93,737,089

Capital Markets — 3.2%

Advisor Group, Inc., Term Loan, 5.264%, (1 mo. USD LIBOR + 4.50%), 7/31/26		40,671	$40,590,458

AllSpring Buyer, LLC, Term Loan, 4.31%, (3 mo. USD LIBOR + 3.25%), 11/1/28		6,315	6,310,569

Apex Group Treasury, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 7/27/28		5,996	5,968,718

Aretec Group, Inc., Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 10/1/25		18,563	18,551,317

Axalta Coating Systems US Holdings, Inc., Term Loan, 2.756%, (3 mo. USD LIBOR + 1.75%), 6/1/24		21,101	20,919,181

CeramTec AcquiCo GmbH, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/16/29	EUR	12,779	13,252,534

Citco Funding, LLC, Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 9/28/23		14,738	14,719,203

Clipper Acquisitions Corp., Term Loan, 2.188%, (1 mo. USD LIBOR + 1.75%), 3/3/28		12,772	12,607,014

Edelman Financial Center, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 4/7/28		29,148	28,963,739

EIG Management Company, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 2/22/25		2,904	2,889,480

FinCo I, LLC, Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 6/27/25		24,970	24,870,218

Borrower/Description	Principal Amount* (000’s omitted)		Value

Capital Markets (continued)

Focus Financial Partners, LLC:

Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 7/3/24		13,044	$12,982,492

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 6/30/28		10,029	9,976,028

Franklin Square Holdings, L.P., Term Loan, 3.063%, (1 mo. USD LIBOR + 2.25%), 8/1/25		6,297	6,225,766

Guggenheim Partners, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 7/21/23		24,324	24,283,211

HighTower Holdings, LLC, Term Loan, 5.098%, (3 mo. USD LIBOR + 4.00%), 4/21/28		9,245	9,160,251

Hudson River Trading, LLC, Term Loan, 3.815%, (SOFR + 3.00%), 3/20/28		25,965	25,660,705

LPL Holdings, Inc., Term Loan, 2.205%, (1 mo. USD LIBOR + 1.75%), 11/12/26		16,031	15,890,729

Mariner Wealth Advisors, LLC:

Term Loan, 4.496%, (SOFR + 3.25%), 8/18/28		1,192	1,181,571

Term Loan, 4.496%, (SOFR + 3.25%), 8/18/28		8,334	8,260,753

Term Loan, 8/18/28(12)		589	584,129

Term Loan, 8/18/28(12)		3,536	3,504,777

Press Ganey Holdings, Inc., Term Loan, 4.988%, (USD LIBOR + 3.75%), 7/24/26(10)		2,481	2,459,539

Victory Capital Holdings, Inc.:

Term Loan, 3.219%, (3 mo. USD LIBOR + 2.25%), 7/1/26		13,628	13,532,424

Term Loan, 12/29/28(12)		9,335	9,249,426

			$332,594,232

Chemicals — 3.3%

Apergy Corporation:

Term Loan, 3.313%, (1 mo. USD LIBOR + 2.50%), 5/9/25		328	$326,429

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 6/3/27		1,551	1,559,006

Aruba Investments, Inc.:

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 11/24/27	EUR	3,416	3,576,159

Term Loan, 4.576%, (3 mo. USD LIBOR + 3.75%), 11/24/27		5,074	5,029,482

Atotech B.V.:

Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), 3/18/28	EUR	2,675	2,797,299

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 3/18/28		20,411	20,274,290

Caldic B.V., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/3/29	EUR	6,000	6,266,404

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Chemicals (continued)

Charter NEX US, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 12/1/27		8,281	$8,249,742

Chemours Company (The), Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/3/25	EUR	2,804	2,909,540

Colouroz Investment 1 GmbH:

Term Loan, 5.00%, 9/21/23(10)	EUR	3,049	3,112,182

Term Loan, 9/21/23(12)	EUR	40	40,434

CPC Acquisition Corp., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 12/29/27		16,756	15,917,963

Flint Group GmbH:

Term Loan, 9/21/23(12)	EUR	402	410,093

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		1,390	1,342,208

Term Loan, 9/21/23(12)	EUR	46	47,371

Term Loan, 9/21/23(12)	EUR	106	107,864

Term Loan, 9/21/23(12)	EUR	209	213,757

Flint Group US, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		8,406	8,119,257

Gemini HDPE, LLC, Term Loan, 4.239%, (3 mo. USD LIBOR + 3.00%), 12/31/27		5,019	5,006,748

GEON Performance Solutions, LLC, Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 8/18/28		5,747	5,741,467

Groupe Solmax, Inc., Term Loan, 5.756%, (3 mo. USD LIBOR + 4.75%), 5/29/28		15,582	15,221,207

INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	1,975	2,041,856

INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26		5,065	5,048,594

INEOS Finance PLC:

Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), 4/1/24	EUR	6,258	6,518,729

Term Loan, 3.25%, (1 mo. EURIBOR + 2.75%, Floor 0.50%), 11/4/28	EUR	8,900	9,208,318

INEOS Quattro Holdings UK Ltd, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	24,900	25,442,676

INEOS Styrolution US Holding, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 1/29/26		19,212	19,029,243

INEOS US Finance, LLC, Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 11/8/28		7,575	7,518,188

Kraton Corporation, Term Loan, 3.99%, (3 mo. USD LIBOR + 3.25%), 3/15/29		5,700	5,685,750

Kraton Polymers Holdings B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	4,250	4,430,297

Borrower/Description	Principal Amount* (000’s omitted)		Value

Chemicals (continued)

Lonza Group AG:

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	7,123	$7,328,542

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	8,475	8,719,045

Term Loan, 5.006%, (6 mo. USD LIBOR + 4.00%), 7/3/28		22,017	21,411,698

LSF11 Skyscraper Holdco S.a r.l.:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/29/27	EUR	11,350	11,856,439

Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 9/29/27		4,802	4,774,672

Messer Industries GmbH:

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/2/26	EUR	2,347	2,432,389

Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 3/2/26		9,873	9,801,292

Olympus Water US Holding Corporation:

Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 11/9/28		5,012	4,933,672

Term Loan, 5.298%, (SOFR + 4.50%), 11/9/28		5,425	5,360,578

Orion Engineered Carbons GmbH:

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 9/24/28	EUR	1,250	1,297,259

Term Loan, 3.256%, (3 mo. USD LIBOR + 2.25%), 9/24/28		4,502	4,460,165

PQ Corporation, Term Loan, 3.739%, (3 mo. USD LIBOR + 2.50%), 6/9/28		8,823	8,759,903

Rohm Holding GmbH:

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 7/31/26	EUR	2,150	2,149,066

Term Loan, 5.269%, (3 mo. USD LIBOR + 4.75%), 7/31/26		16,086	15,603,333

Spectrum Holdings III Corp., Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 1/31/25		5,559	5,383,939

Starfruit Finco B.V., Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 10/1/25		7,689	7,592,965

Trinseo Materials Operating S.C.A.:

Term Loan, 2.764%, (1 mo. USD LIBOR + 2.50%), 5/3/28		7,717	7,638,139

Term Loan, 9/6/24(12)		6,750	6,687,421

Tronox Finance, LLC:

Term Loan, 3.215%, (USD LIBOR + 2.25%), 3/10/28(10)		11,570	11,480,403

Term Loan, 4/4/29(12)		3,675	3,665,813

W.R. Grace & Co.-Conn., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 9/22/28		9,526	9,474,922

			$352,004,208

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Clothing/Textiles — 0.0%(8)

Samsonite International S.A., Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 4/25/25		2,725	$2,686,192

			$2,686,192

Commercial Services & Supplies — 2.1%

Allied Universal Holdco, LLC:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/12/28	EUR	4,484	$4,529,087

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 5/12/28		12,786	12,481,027

Asplundh Tree Expert, LLC, Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 9/7/27		8,323	8,254,583

Belfor Holdings, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 4/6/26		2,627	2,627,402

Clean Harbors, Inc., Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 10/8/28		5,461	5,449,707

Covanta Holding Corporation:

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 11/30/28		1,837	1,831,484

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 11/30/28		138	137,190

EnergySolutions, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/9/25		17,758	17,536,484

Garda World Security Corporation:

Term Loan, 4.874%, (SOFR + 4.25%), 2/1/29		6,375	6,311,250

Term Loan, 4.92%, (1 mo. USD LIBOR + 4.25%), 10/30/26		11,995	11,910,171

GFL Environmental, Inc., Term Loan, 4.239%, (3 mo. USD LIBOR + 3.00%), 5/30/25		7,619	7,613,036

Harsco Corporation, Term Loan, 3.125%, (1 mo. USD LIBOR + 2.25%), 3/10/28		3,424	3,325,681

IRI Holdings, Inc.:

Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 12/1/25		22,107	22,109,751

Term Loan, 5.764%, (1 mo. USD LIBOR + 5.00%), 12/1/25		6,206	6,204,209

KAR Auction Services, Inc., Term Loan, 3.063%, (1 mo. USD LIBOR + 2.25%), 9/19/26		3,285	3,276,305

LABL, Inc., Term Loan, 5.764%, (1 mo. USD LIBOR + 5.00%), 10/29/28		8,703	8,553,058

Monitronics International, Inc., Term Loan, 8.75%, (1 mo. USD LIBOR + 7.50%, Floor 1.25%), 3/29/24		16,929	13,091,776

PECF USS Intermediate Holding III Corporation, Term Loan, 4.758%, (1 mo. USD LIBOR + 4.25%), 12/15/28		13,466	13,297,922

Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25		8,574	7,973,415

Borrower/Description	Principal Amount* (000’s omitted)		Value

Commercial Services & Supplies (continued)

Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(10)		18,588	$18,391,590

SITEL Group, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 8/28/28	EUR	6,425	6,727,220

SITEL Worldwide Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/28/28		27,473	27,250,154

Tempo Acquisition, LLC, Term Loan, 8/31/28(12)		2,500	2,486,720

TMS International Corp., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/14/24(10)		1,778	1,768,612

TruGreen Limited Partnership, Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 11/2/27		4,049	4,039,891

US Ecology Holdings, Inc., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 11/1/26		2,542	2,533,954

Werner FinCo L.P., Term Loan, 5.006%, (3 mo. USD LIBOR + 4.00%), 7/24/24		4,643	4,590,977

			$224,302,656

Communications Equipment — 0.3%

CommScope, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/6/26		19,606	$18,916,821

Digi International, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 5.00%, Floor 0.50%), 11/1/28		5,651	5,633,556

Tiger Acquisition, LLC, Term Loan, 3.758%, (3 mo. USD LIBOR + 3.25%), 6/1/28		6,923	6,645,780

			$31,196,157

Construction Materials — 0.4%

Oscar AcquisitionCo, LLC, Term Loan, 4/30/29(12)		13,300	$12,751,375

Quikrete Holdings, Inc.:

Term Loan, 3.389%, (1 mo. USD LIBOR + 2.625%), 2/1/27		4,292	4,177,464

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 6/11/28		22,225	21,699,467

			$38,628,306

Containers & Packaging — 1.3%

Berlin Packaging, LLC, Term Loan, 4.338%, (USD LIBOR + 3.75%), 3/11/28(10)		15,074	$14,942,350

Berry Global, Inc., Term Loan, 2.238%, (1 mo. USD LIBOR + 1.75%), 7/1/26		6,443	6,355,763

BWAY Holding Company, Term Loan, 3.705%, (1 mo. USD LIBOR + 3.25%), 4/3/24		11,054	10,864,144

Clydesdale Acquisition Holdings, Inc., Term Loan, 4/13/29(12)		13,325	13,170,550

Kouti B.V., Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 8/31/28	EUR	29,250	29,954,719

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Containers & Packaging (continued)

Pregis TopCo Corporation:

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 7/31/26	1,995	$1,961,545

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 7/31/26	1,368	1,345,893

Pretium PKG Holdings, Inc.:

Term Loan, 4.733%, (USD LIBOR + 4.00%), 10/2/28(10)	7,157	6,962,927

Term Loan - Second Lien, 7.25%, (USD LIBOR + 6.75%, Floor 0.50%), 10/1/29(10)	6,675	6,441,375

Pro Mach Group, Inc.:

Term Loan, 4.00%, 8/31/28(11)	183	182,330

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 8/31/28	2,658	2,649,040

Proampac PG Borrower, LLC, Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 11/3/25(10)	22,921	22,628,565

Reynolds Group Holdings, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 9/20/28	16,990	16,601,293

Trident TPI Holdings, Inc.:

Term Loan, 4.479%, (1 mo. USD LIBOR + 4.00%), 9/15/28(11)	1,050	1,038,927

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 9/15/28	7,385	7,306,627

		$142,406,048

Distributors — 0.5%

Autokiniton US Holdings, Inc., Term Loan, 5.00%, (12 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28	20,894	$20,632,574

Phillips Feed Service, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(5)	478	382,321

White Cap Buyer, LLC, Term Loan, 4.45%, (SOFR + 3.75%), 10/19/27	28,649	28,013,123

		$49,028,018

Diversified Consumer Services — 0.6%

Ascend Learning, LLC:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/11/28	15,481	$15,315,263

Term Loan - Second Lien, 6.514%, (1 mo. USD LIBOR + 5.75%), 12/10/29	5,243	5,193,074

FrontDoor, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 6/17/28	868	865,181

KUEHG Corp.:

Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 2/21/25	28,786	28,560,324

Term Loan - Second Lien, 9.256%, (3 mo. USD LIBOR + 8.25%), 8/22/25	4,425	4,426,381

Borrower/Description	Principal Amount* (000’s omitted)		Value

Diversified Consumer Services (continued)

Sotheby’s, Term Loan, 5.544%, (3 mo. USD LIBOR + 4.50%), 1/15/27		4,046	$4,049,897

			$58,410,120

Diversified Financial Services — 0.4%

Concorde Midco Ltd, Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	8,730	$9,166,540

Sandy BidCo B.V., Term Loan, 6/12/28(12)	EUR	19,258	20,221,394

Zephyr Bidco Limited:

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 7/23/25	EUR	4,975	5,129,633

Term Loan, 5.473%, (SONIA + 4.75%), 7/23/25	GBP	8,675	10,622,037

			$45,139,604

Diversified Telecommunication Services — 3.4%

Altice France S.A.:

Term Loan, 4.506%, (3 mo. USD LIBOR + 4.00%), 8/14/26		11,572	$11,510,439

Term Loan, 4.732%, (3 mo. USD LIBOR + 3.69%), 1/31/26		4,426	4,389,127

CenturyLink, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 3/15/27		50,279	48,296,172

GEE Holdings 2, LLC:

Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25		9,639	9,410,188

Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26		6,634	5,473,302

LCPR Loan Financing, LLC, Term Loan, 4.304%, (1 mo. USD LIBOR + 3.75%), 10/16/28		1,650	1,647,937

Level 3 Financing, Inc., Term Loan, 2.514%, (1 mo. ‘USD LIBOR + 1.75%), 3/1/27		1,098	1,062,359

Numericable Group S.A.:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	11,996	12,308,302

Term Loan, 3.989%, (3 mo. USD LIBOR + 2.75%), 7/31/25		20,749	20,404,492

Telenet Financing USD, LLC, Term Loan, 2.554%, (1 mo. USD LIBOR + 2.00%), 4/30/28		32,325	31,674,459

Telenet International Finance S.a.r.l., Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 4/30/29	EUR	5,000	5,099,202

UPC Broadband Holding B.V.:

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	4,850	4,964,078

Term Loan, 2.804%, (1 mo. USD LIBOR + 2.25%), 4/30/28		7,475	7,370,664

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Diversified Telecommunication Services (continued)

UPC Broadband Holding B.V.: (continued)

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	13,850	$14,318,840

UPC Financing Partnership, Term Loan, 3.554%, (1 mo. USD LIBOR + 3.00%), 1/31/29		31,300	31,056,862

Virgin Media Bristol, LLC:

Term Loan, 3.054%, (1 mo. USD LIBOR + 2.50%), 1/31/28		44,275	43,696,946

Term Loan, 3.804%, (1 mo. USD LIBOR + 3.25%), 1/31/29		500	498,299

Virgin Media Ireland Limited, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 7/15/29	EUR	8,500	8,792,542

Virgin Media SFA Finance Limited:

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 1/31/29	EUR	11,625	11,884,931

Term Loan, 3.973%, (SONIA + 3.25%), 1/15/27	GBP	8,175	10,037,653

Term Loan, 3.973%, (SONIA + 3.25%), 11/15/27	GBP	600	737,090

Zayo Group Holdings, Inc., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 3/9/27	EUR	4,162	4,209,559

Ziggo B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	24,150	24,553,505

Ziggo Financing Partnership, Term Loan, 3.054%, (1 mo. USD LIBOR + 2.50%), 4/30/28		45,075	44,276,812

			$357,673,760

Electrical Equipment — 0.2%

Brookfield WEC Holdings, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 8/1/25		7,640	$7,520,838

GrafTech Finance, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 2/12/25		3,660	3,645,850

II-VI Incorporated, Term Loan, 12/8/28(12)		12,650	12,615,213

			$23,781,901

Electronic Equipment, Instruments & Components — 1.0%

Celestica, Inc., Term Loan, 2.823%, (1 mo. USD LIBOR + 2.13%), 6/27/25		3,988	$3,960,148

Chamberlain Group, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/3/28		18,728	18,426,653

CPI International, Inc., Term Loan, 4.488%, (USD LIBOR + 3.25%, Floor 1.00%), 7/26/24(10)		9,501	9,447,184

Creation Technologies, Inc., Term Loan, 6.462%, (3 mo. USD LIBOR + 5.50%), 10/5/28		11,500	11,068,750

DG Investment Intermediate Holdings 2, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 3/31/28		995	986,530

Minimax Viking GmbH, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	1,866	1,939,077

Borrower/Description	Principal Amount* (000’s omitted)		Value

Electronic Equipment, Instruments & Components (continued)

Mirion Technologies, Inc., Term Loan, 3.25%, (6 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/20/28		8,329	$8,244,343

Robertshaw US Holding Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25		17,074	15,349,303

TTM Technologies, Inc., Term Loan, 2.955%, (1 mo. USD LIBOR + 2.50%), 9/28/24		1,605	1,606,785

Verifone Systems, Inc., Term Loan, 4.498%, (3 mo. USD LIBOR + 4.00%), 8/20/25		13,837	13,603,819

Verisure Holding AB:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 7/20/26	EUR	4,475	4,592,258

Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 3/27/28	EUR	15,450	15,810,012

			$105,034,862

Energy Equipment & Services — 0.2%

Ameriforge Group, Inc.:

Term Loan, 12.603%, (USD LIBOR + 13.00%, Floor 1.00%), 12/29/23(11)		3,013	$1,506,412

Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, 12/31/23		23,692	11,845,857

Lealand Finance Company B.V.:

Letter of Credit, 4.486%, 6/28/24(11)		9,039	7,367,087

Term Loan, 4.763%, (1 mo. USD LIBOR + 4.00%), 1.763% cash, 3.00% PIK, 6/30/25		2,405	1,262,868

			$21,982,224

Engineering & Construction — 1.3%

Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28		15,998	$15,888,038

Amentum Government Services Holdings, LLC:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 1/29/27		9,407	9,378,039

Term Loan, 4.647%, (SOFR + 4.00%), 2/15/29(10)		10,625	10,581,841

American Residential Services, LLC, Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 10/15/27		7,563	7,459,480

APi Group DE, Inc.:

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 10/1/26		12,964	12,904,945

Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 1/3/29		12,372	12,342,639

Artera Services, LLC, Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 3/6/25		13,126	12,338,264

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Engineering & Construction (continued)

Brand Energy & Infrastructure Services, Inc., Term Loan, 5.294%, (USD LIBOR + 4.25%), 6/21/24(10)		19,911	$18,928,014

Centuri Group, Inc., Term Loan, 3.008%, (3 mo. USD LIBOR + 2.50%), 8/27/28		8,438	8,352,098

Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26		11,260	11,252,959

Osmose Utilities Services, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 6/23/28		4,919	4,860,602

Pike Corporation, Term Loan, 3.77%, (1 mo. USD LIBOR + 3.00%), 1/21/28		3,260	3,248,557

USIC Holdings, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 5/12/28		6,020	5,969,226

			$133,504,702

Entertainment — 2.2%

Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28		3,571	$3,561,811

AMC Entertainment Holdings, Inc., Term Loan, 3.488%, (1 mo. USD LIBOR + 3.00%), 4/22/26		19,752	17,685,842

City Football Group Limited, Term Loan, 4.598%, (3 mo. USD LIBOR + 3.50%), 7/21/28		14,264	13,907,644

Creative Artists Agency, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 11/27/26		9,416	9,392,100

Crown Finance US, Inc.:

Term Loan, 4.00%, (6 mo. USD LIBOR + 2.50%), 2/28/25		24,330	18,639,252

Term Loan, 10.076%, (6 mo. USD LIBOR + 8.25%), 2/28/25		2,800	2,994,061

Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(13)		6,248	7,240,880

Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24		62,085	61,929,482

Live Nation Entertainment, Inc., Term Loan, 2.25%, (1 mo. USD LIBOR + 1.75%), 10/17/26		15,709	15,411,468

Playtika Holding Corp., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 3/13/28		33,749	33,441,567

Renaissance Holding Corp.:

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 5/30/25		9,018	8,951,125

Term Loan, 5.00%, (SOFR + 4.50%, Floor 0.50%), 3/30/29		2,575	2,571,781

Term Loan - Second Lien, 7.764%, (1 mo. USD LIBOR + 7.00%), 5/29/26		3,175	3,157,423

UFC Holdings, LLC, Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), 4/29/26		28,382	28,014,422

Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	3,878	3,391,804

			$230,290,662

Borrower/Description	Principal Amount* (000’s omitted)		Value

Equity Real Estate Investment Trusts (REITs) — 0.1%

Iron Mountain, Inc., Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 1/2/26		8,745	$8,700,888

			$8,700,888

Food & Staples Retailing — 0.0%(8)

BJ’s Wholesale Club, Inc., Term Loan, 2.525%, (1 mo. USD LIBOR + 2.00%), 2/3/24		1,318	$1,319,563

			$1,319,563

Food Products — 1.6%

8th Avenue Food & Provisions, Inc., Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 10/1/25		6,642	$5,931,801

Badger Buyer Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 9/30/24		4,851	4,536,081

CHG PPC Parent, LLC:

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/31/25	EUR	2,000	2,066,384

Term Loan, 3.813%, (1 mo. USD LIBOR + 3.00%), 12/8/28		5,825	5,737,625

Del Monte Foods, Inc., Term Loan, 2/15/29(12)		6,325	6,261,750

Froneri International, Ltd., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 1/29/27		18,103	17,683,941

H Food Holdings, LLC:

Term Loan, 4.451%, (1 mo. USD LIBOR + 3.69%), 5/23/25		8,493	8,160,589

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 5/23/25		5,563	5,363,782

JBS USA LUX S.A., Term Loan, 2.804%, (6 mo. USD LIBOR + 2.00%), 5/1/26		52,089	51,971,800

Monogram Food Solutions, LLC, Term Loan, 4.813%, (1 mo. USD LIBOR + 4.00%), 8/28/28		6,010	5,949,838

Nomad Foods Europe Midco Limited, Term Loan, 2.756%, (3 mo. USD LIBOR + 2.25%), 5/15/24		10,516	10,456,333

Shearer’s Foods, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 9/23/27		2,881	2,796,221

Simply Good Foods USA, Inc., Term Loan, 3.792%, (SOFR + 3.25%), 7/7/24		2,320	2,322,600

Sovos Brands Intermediate, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 6/8/28		6,155	6,111,983

Sunshine Investments B.V.:

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 3/28/25	EUR	10,618	11,182,383

Term Loan, 4.089%, (SONIA + 3.50%), 3/28/25	GBP	2,000	2,511,365

United Petfood Group B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 4/23/28	EUR	8,400	8,606,812

UTZ Quality Foods, LLC, Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 1/20/28		2,052	2,036,634

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Food Products (continued)

Valeo F1 Company Limited (Ireland):

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/30/28	EUR	8,550	$8,726,680

Term Loan, 5.691%, (SONIA + 5.00%), 6/28/28	GBP	2,500	3,013,951

			$171,428,553

Gas Utilities — 0.3%

CQP Holdco L.P., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 6/5/28		27,757	$27,722,410

			$27,722,410

Health Care Equipment & Supplies — 1.0%

Bayou Intermediate II, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 8/2/28		8,229	$8,208,802

CryoLife, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 6/1/27		6,748	6,672,415

Gloves Buyer, Inc., Term Loan, 4.671%, (1 mo. USD LIBOR + 4.00%), 12/29/27		12,308	12,154,478

ICU Medical, Inc., Term Loan, 3.00%, (SOFR + 2.50%, Floor 0.50%), 1/8/29		7,475	7,464,490

Journey Personal Care Corp., Term Loan, 5.256%, (3 mo. USD LIBOR + 4.25%), 3/1/28		23,583	22,227,360

Medline Borrower, L.P., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 10/23/28		28,600	28,148,263

Ortho-Clinical Diagnostics S.A., Term Loan, 3.452%, (1 mo. USD LIBOR + 3.00%), 6/30/25		16,226	16,206,868

			$101,082,676

Health Care Providers & Services — 5.4%

ADMI Corp., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/23/27		1,122	$1,111,087

AEA International Holdings (Lux) S.a.r.l., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 9/7/28		16,409	16,388,303

Biogroup-LCD, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 2/9/28	EUR	10,650	10,853,695

BW NHHC Holdco, Inc., Term Loan, 5.488%, (3 mo. USD LIBOR + 5.00%), 5/15/25		13,790	10,434,363

CAB, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 2/9/28	EUR	7,150	7,450,961

Cano Health, LLC, Term Loan, 4.507%, (SOFR + 4.00%), 11/23/27		9,845	9,727,652

CCRR Parent, Inc., Term Loan, 4.76%, (3 mo. USD LIBOR + 3.75%), 3/6/28		4,781	4,803,767

Cerba Healthcare S.A.S.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	12,725	13,077,453

Borrower/Description	Principal Amount* (000’s omitted)		Value

Health Care Providers & Services (continued)

Cerba Healthcare S.A.S.: (continued)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	6,200	$6,371,726

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/15/29	EUR	8,225	8,620,409

CHG Healthcare Services, Inc., Term Loan, 4.998%, (USD LIBOR + 3.50%), 9/29/28(10)		12,711	12,649,946

Covis Finco S.a.r.l., Term Loan, 6.787%, (SOFR + 6.50%), 2/18/27		13,575	12,353,250

Dedalus Finance GmbH, Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 7/17/27	EUR	16,850	17,487,053

Electron BidCo, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 11/1/28		18,100	17,979,798

Elsan S.A.S., Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 6/16/28	EUR	4,100	4,250,685

Ensemble RCM, LLC, Term Loan, 4.989%, (3 mo. USD LIBOR + 3.75%), 8/3/26		14,813	14,784,924

Envision Healthcare Corporation, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/10/25		47,060	29,020,436

Hanger, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 3/6/25		11,664	11,638,479

IVC Acquisition, Ltd.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 2/13/26	EUR	8,710	9,066,868

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/13/26	EUR	19,100	19,944,447

Term Loan, 5.255%, (SONIA + 4.50%), 2/13/26	GBP	950	1,179,273

LSCS Holdings, Inc., Term Loan, 5.264%, (1 mo. USD LIBOR + 4.50%), 12/16/28		9,177	9,125,379

MDVIP, Inc., Term Loan, 4.344%, (1 mo. USD LIBOR + 3.75%), 10/16/28		5,575	5,551,769

Medical Solutions Holdings, Inc.:

Term Loan, 3.50%, 11/1/28(11)		2,792	2,773,386

Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/1/28		14,658	14,560,275

Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 7.00%, Floor 0.50%), 11/1/29		9,500	9,179,375

Mehilainen Yhtiot Oy, Term Loan, 3.525%, (EURIBOR + 3.525%), 8/11/25(10)	EUR	7,525	7,789,654

Midwest Physician Administrative Services, LLC, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 3/12/28		15,226	14,972,070

National Mentor Holdings, Inc.:

Term Loan, 4.653%, (USD LIBOR + 3.75%), 3/2/28(10)		19,789	19,063,660

Term Loan, 4.76%, (3 mo. USD LIBOR + 3.75%), 3/2/28		540	520,401

Term Loan - Second Lien, 8.26%, (3 mo. USD LIBOR + 7.25%), 3/2/29		5,525	5,331,625

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Health Care Providers & Services (continued)

Option Care Health, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 10/27/28		7,406	$7,389,077

Pacific Dental Services, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/5/28		4,789	4,758,882

Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 7.014%, (1 mo. USD LIBOR + 6.25%), 2/13/26		2,350	2,345,105

Pediatric Associates Holding Company, LLC:

Term Loan, 1.724%, (3 mo. USD LIBOR + 3.25%), 12/29/28(11)		1,036	1,027,118

Term Loan, 5.076%, (6 mo. USD LIBOR + 3.25%), 12/29/28		6,839	6,778,976

PetVet Care Centers, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/14/25		5,927	5,897,664

Phoenix Guarantor, Inc.:

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/5/26		23,556	23,207,435

Term Loan, 4.132%, (1 mo. USD LIBOR + 3.50%), 3/5/26		10,459	10,304,270

Radiology Partners, Inc., Term Loan, 4.846%, (1 mo. USD LIBOR + 4.25%), 7/9/25		26,942	26,529,003

Radnet Management, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/21/28		13,324	13,216,052

Ramsay Generale de Sante S.A., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 4/22/27	EUR	9,100	9,561,052

Select Medical Corporation, Term Loan, 3.02%, (1 mo. USD LIBOR + 2.25%), 3/6/25		45,148	44,865,416

Signify Health, LLC, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 6/22/28		8,599	8,509,774

Sound Inpatient Physicians, Term Loan, 3.668%, (1 mo. USD LIBOR + 3.00%), 6/27/25		2,357	2,349,083

Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26		24,231	24,042,953

Synlab Bondco PLC, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	2,200,857

Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24		6,332	5,950,307

TTF Holdings, LLC, Term Loan, 5.063%, (1 mo. USD LIBOR + 4.25%), 3/31/28		5,469	5,428,361

U.S. Anesthesia Partners, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.25%, Floor 0.50%), 10/1/28		17,062	16,885,048

WP CityMD Bidco, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/22/28		15,350	15,208,013

			$564,516,615

Borrower/Description	Principal Amount* (000’s omitted)		Value

Health Care Technology — 1.8%

athenahealth, Inc.:

Term Loan, 1.75%, 2/15/29(11)		2,120	$2,099,959

Term Loan, 4.009%, (SOFR + 3.50%), 2/15/29		12,505	12,389,760

Bracket Intermediate Holding Corp., Term Loan, 5.219%, (3 mo. USD LIBOR + 4.25%), 9/5/25		13,000	12,938,640

Certara L.P., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 8/15/26		1,836	1,817,764

Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24		21,363	21,340,225

eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27		9,139	9,124,076

GHX Ultimate Parent Corporation, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 6/28/24		8,948	8,892,031

Imprivata, Inc.:

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 12/1/27		23,963	23,880,828

Term Loan, 4.75%, (SOFR + 4.25%, Floor 0.50%), 12/1/27		3,300	3,305,501

MedAssets Software Intermediate Holdings, Inc.:

Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 12/18/28		16,475	16,372,031

Term Loan - Second Lien, 7.25%, (3 mo. USD LIBOR + 6.75%, Floor 0.50%), 12/17/29		8,775	8,653,247

Navicure, Inc., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 10/22/26		12,899	12,903,182

PointClickCare Technologies, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27		4,257	4,219,751

Project Ruby Ultimate Parent Corp., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/3/28		11,657	11,551,612

Symplr Software, Inc., Term Loan, 5.251%, (3 mo. USD LIBOR + 4.50%), 12/22/27		12,980	12,902,092

Verscend Holding Corp., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 8/27/25		27,246	27,224,973

			$189,615,672

Hotels, Restaurants & Leisure — 3.2%

1011778 B.C. Unlimited Liability Company, Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 11/19/26		34,767	$34,162,384

Carnival Corporation:

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25		3,737	3,689,318

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 6/30/25	EUR	8,931	9,335,151

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 10/18/28		34,937	34,457,048

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Hotels, Restaurants & Leisure (continued)

Churchill Downs Incorporated, Term Loan, 2.77%, (1 mo. USD LIBOR + 2.00%), 12/27/24		3,351	$3,338,683

ClubCorp Holdings, Inc., Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 9/18/24		21,271	20,766,927

Fertitta Entertainment, LLC, Term Loan, 4.70%, (SOFR + 4.00%), 1/27/29		24,462	24,375,456

Four Seasons Hotels Limited, Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 11/30/23		4,479	4,474,534

Golden Nugget, LLC, Term Loan, 13.00%, (1 mo. USD LIBOR + 12.00%, Floor 1.00%), 10/4/23		1,875	2,006,250

GVC Holdings PLC, Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 3/29/24	EUR	21,225	22,017,473

Herschend Entertainment Company, LLC, Term Loan, 4.56%, (1 mo. USD LIBOR + 3.75%), 8/27/28		4,129	4,108,604

Hilton Grand Vacations Borrower, LLC, Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 8/2/28		9,079	9,053,844

IRB Holding Corp.:

Term Loan, 3.75%, (SOFR + 3.00%, Floor 0.75%), 12/15/27		31,736	31,359,089

Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 2/5/25		2,136	2,119,500

NCL Corporation Limited, Term Loan, 1/2/24(12)		4,500	4,404,375

Oravel Stays Singapore Pte, Ltd., Term Loan, 9.21%, (3 mo. USD LIBOR + 8.25%), 6/23/26		5,434	5,461,107

Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24		19,766	19,485,631

Raptor Acquisition Corp., Term Loan, 4.934%, (3 mo. USD LIBOR + 4.00%), 11/1/26		8,339	8,321,514

Scientific Games Holdings, L.P.:

Term Loan, 4/14/29(12)		7,500	7,443,750

Term Loan, 4.175%, (SOFR + 3.50%), 4/4/29		10,000	9,909,820

SeaWorld Parks & Entertainment, Inc., Term Loan, 3.813%, (1 mo. USD LIBOR + 3.00%), 8/25/28		10,025	9,894,305

Stars Group Holdings B.V. (The):

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 7/21/26	EUR	11,225	11,644,449

Term Loan, 3.256%, (3 mo. USD LIBOR + 2.25%), 7/21/26		29,491	29,359,534

Travel Leaders Group, LLC, Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 1/25/24		15,074	14,245,210

Twin River Worldwide Holdings, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/2/28		12,968	12,862,943

			$338,296,899

Borrower/Description	Principal Amount* (000’s omitted)		Value

Household Durables — 0.8%

CFS Brands, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25		3,653	$3,543,737

Libbey Glass, Inc., Term Loan, 9.021%, (3 mo. USD LIBOR + 8.00%), 11/13/25		7,684	7,946,924

Serta Simmons Bedding, LLC:

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		13,432	13,382,025

Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		44,365	40,038,997

Solis IV B.V.:

Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 2/26/29		7,500	7,155,465

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	4,500	4,683,981

Spectrum Brands, Inc., Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 3/3/28		4,208	4,175,944

			$80,927,073

Household Products — 0.4%

Diamond (BC) B.V., Term Loan, 3.988%, (USD LIBOR + 2.75%), 9/29/28(10)		8,579	$8,306,133

Energizer Holdings, Inc., Term Loan, 2.938%, (1 mo. USD LIBOR + 2.25%), 12/22/27		7,614	7,558,947

Kronos Acquisition Holdings, Inc.:

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 12/22/26		10,622	9,917,914

Term Loan, 7.00%, (SOFR + 6.00%, Floor 1.00%), 12/22/26		5,137	5,105,018

Nobel Bidco B.V., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/1/28	EUR	11,450	11,363,489

			$42,251,501

Independent Power and Renewable Electricity Producers — 0.1%

Calpine Corporation:

Term Loan, 2.77%, (1 mo. USD LIBOR + 2.00%), 4/5/26		4,443	$4,390,134

Term Loan, 3.27%, (1 mo. USD LIBOR + 2.50%), 12/16/27		10,735	10,643,139

Longview Power LLC, Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), 7/30/25		587	596,181

			$15,629,454

Industrial Conglomerates — 0.3%

Rain Carbon GmbH, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 1/16/25	EUR	15,625	$15,855,161

SPX Flow, Inc., Term Loan, 5.30%, (SOFR + 4.60%), 4/5/29		19,650	19,152,619

			$35,007,780

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Insurance — 1.3%

Alliant Holdings Intermediate, LLC:

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 5/9/25		5,862	$5,815,806

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 5/9/25		4,790	4,751,643

Term Loan, 4.051%, (1 mo. USD LIBOR + 3.50%), 11/6/27		13,366	13,301,255

AmWINS Group, Inc., Term Loan, 3.012%, (USD LIBOR + 2.25%), 2/19/28(10)		31,230	30,722,340

AssuredPartners, Inc.:

Term Loan, 4.20%, (SOFR + 3.50%), 2/12/27		5,375	5,302,771

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/12/27		13,438	13,273,166

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/12/27		3,441	3,398,294

Financiere CEP SAS, Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/18/27	EUR	4,125	4,334,263

Hub International Limited:

Term Loan, 4.213%, (3 mo. USD LIBOR + 3.00%), 4/25/25		15,253	15,109,262

Term Loan, 4.348%, (3 mo. USD LIBOR + 3.25%), 4/25/25		5,419	5,399,632

NFP Corp., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 2/15/27		25,595	25,179,256

USI, Inc.:

Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 5/16/24		8,785	8,717,835

Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 12/2/26		3,441	3,414,794

			$138,720,317

Interactive Media & Services — 0.5%

Buzz Merger Sub, Ltd.:

Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 1/29/27		4,040	$3,998,140

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 1/29/27		435	433,697

Camelot U.S. Acquisition 1 Co., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26		8,073	8,019,330

Foundational Education Group, Inc., Term Loan, 4.45%, (SOFR + 4.25%), 8/31/28		6,933	6,923,959

Getty Images, Inc.:

Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), 2/19/26	EUR	3,724	3,929,104

Term Loan, 5.063%, (3 mo. USD LIBOR + 4.50%), 2/19/26		23,063	23,011,114

Match Group, Inc., Term Loan, 2.219%, (3 mo. USD LIBOR + 1.75%), 2/13/27		6,450	6,316,969

			$52,632,313

Borrower/Description	Principal Amount* (000’s omitted)		Value

Internet & Direct Marketing Retail — 0.5%

Adevinta ASA:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 6/26/28	EUR	8,075	$8,413,764

Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 6/26/28		2,159	2,139,125

CNT Holdings I Corp., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/8/27		10,818	10,717,811

Etraveli Holding AB, Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 8/2/24	EUR	7,950	8,375,063

Hoya Midco, LLC, Term Loan, 3.75%, (SOFR + 3.25%, Floor 0.50%), 2/3/29		5,192	5,140,472

PUG, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/12/27		12,967	12,675,083

Speedster Bidco GmbH, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 3/31/27	EUR	2,975	3,013,723

			$50,475,041

IT Services — 3.3%

Asurion, LLC:

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 11/3/24		2,166	$2,148,300

Term Loan, 3.889%, (1 mo. USD LIBOR + 3.125%), 11/3/23		17,397	17,349,788

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 12/23/26		3,456	3,383,883

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 7/31/27		11,781	11,530,654

Term Loan - Second Lien, 6.014%, (1 mo. USD LIBOR + 5.25%), 1/31/28		14,540	14,155,301

Cyxtera DC Holdings, Inc.:

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24		25,436	25,139,649

Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), 5/1/24		9,812	9,756,798

Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28		25,135	24,108,722

EP Purchaser, LLC, Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/6/28		5,075	5,069,108

Gainwell Acquisition Corp., Term Loan, 5.006%, (3 mo. USD LIBOR + 4.00%), 10/1/27		57,907	57,859,138

Go Daddy Operating Company, LLC, Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 2/15/24		45,385	45,112,252

Indy US Bidco, LLC:

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	5,707	5,983,800

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 3/5/28		6,192	6,170,449

Informatica, LLC, Term Loan, 3.563%, (1 mo. USD LIBOR + 2.75%), 10/27/28		32,075	31,687,438

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

IT Services (continued)

Intrado Corporation, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24(10)		4,298	$4,032,943

NAB Holdings, LLC, Term Loan, 3.801%, (SOFR + 3.00%), 11/23/28		16,284	16,117,958

Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28		16,514	16,152,363

Skopima Merger Sub, Inc., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 5/12/28		15,572	15,384,889

Syniverse Holdings, Inc., Term Loan, 6.038%, (3 mo. USD LIBOR + 5.00%), 3/9/23		17,432	17,283,095

team.blue Finco S.a.r.l.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/27/28	EUR	603	627,238

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/30/28	EUR	10,547	10,976,661

West Corporation, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24		3,354	3,117,886

WEX, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 3/31/28		3,960	3,930,054

			$347,078,367

Leisure Products — 0.3%

Amer Sports Oyj, Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 3/30/26	EUR	11,925	$12,509,518

Aristocrat Technologies, Inc., Term Loan, 2.813%, (3 mo. USD LIBOR + 1.75%), 10/19/24		7,466	7,461,632

Fender Musical Instruments Corporation, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 12/1/28		3,956	3,936,585

Hayward Industries, Inc., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 5/30/28		9,194	9,111,006

SRAM, LLC, Term Loan, 3.297%, (USD LIBOR + 2.75%, Floor 0.50%), 5/18/28(10)		2,487	2,468,618

			$35,487,359

Life Sciences Tools & Services — 2.1%

Avantor Funding, Inc.:

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 6/12/28	EUR	19,552	$20,464,587

Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 11/21/24		1,551	1,547,974

Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 11/8/27		19,970	19,865,109

Cambrex Corporation, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/4/26		4,960	4,944,425

Catalent Pharma Solutions, Inc., Term Loan, 2.688%, (1 mo. USD LIBOR + 2.00%), 2/22/28		1,040	1,036,901

Curia Global, Inc., Term Loan, 4.988%, (USD LIBOR + 3.75%), 8/30/26(10)		23,143	23,038,726

Borrower/Description	Principal Amount* (000’s omitted)		Value

Life Sciences Tools & Services (continued)

ICON Luxembourg S.a.r.l.:

Term Loan, 3.313%, (3 mo. USD LIBOR + 2.25%), 7/3/28		58,787	$58,437,491

Term Loan, 3.313%, (3 mo. USD LIBOR + 2.25%), 7/3/28		14,647	14,573,677

IQVIA, Inc., Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 1/17/25		12,472	12,426,537

LGC Group Holdings, Ltd., Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 4/21/27	EUR	5,775	5,908,045

Loire Finco Luxembourg S.a.r.l., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/21/27		3,022	2,976,266

Packaging Coordinators Midco, Inc., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 11/30/27		8,004	7,951,911

Parexel International Corporation, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 11/15/28		28,695	28,535,617

Sotera Health Holdings, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 12/11/26		17,828	17,694,430

			$219,401,696

Machinery — 3.7%

AI Alpine AT Bidco GmbH, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 10/31/25	EUR	6,125	$6,308,108

AI Aqua Merger Sub, Inc., Term Loan, 7/31/28(12)		11,679	11,537,625

Albion Financing 3 S.a.r.l., Term Loan, 6.434%, (3 mo. USD LIBOR + 5.25%), 8/17/26		18,628	18,424,556

Ali Group S.R.L., Term Loan, 10/13/28(12)		18,775	18,443,509

Alliance Laundry Systems, LLC, Term Loan, 4.518%, (USD LIBOR + 3.50%), 10/8/27(10)		11,044	10,999,000

American Trailer World Corp., Term Loan, 4.30%, (SOFR + 3.50%), 3/3/28		32,184	30,091,594

Apex Tool Group, LLC, Term Loan, 5.75%, (SOFR + 5.25%, Floor 0.50%), 2/8/29		26,197	25,214,206

Clark Equipment Company, Term Loan, 4/20/29(12)		11,600	11,584,468

Conair Holdings, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/17/28		24,577	24,094,186

CPM Holdings, Inc., Term Loan, 3.955%, (1 mo. USD LIBOR + 3.50%), 11/17/25		4,738	4,696,213

Delachaux Group S.A., Term Loan, 5.738%, (3 mo. USD LIBOR + 4.50%), 4/16/26		4,769	4,673,130

DiversiTech Holdings, Inc.:

Term Loan, 3.75%, 12/22/28(11)		2,451	2,413,635

Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 12/22/28		11,849	11,665,902

Engineered Machinery Holdings, Inc.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	10,821	11,058,495

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Machinery (continued)

Engineered Machinery Holdings, Inc.: (continued)

Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/19/28		17,355	$17,308,042

Term Loan - Second Lien, 7.006%, (3 mo. USD LIBOR + 6.00%), 5/21/29		2,000	2,000,000

EWT Holdings III Corp., Term Loan, 3.313%, (1 mo. USD LIBOR + 2.50%), 4/1/28		8,536	8,512,386

Filtration Group Corporation:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	2,961	3,085,688

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 3/29/25		6,429	6,354,361

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 10/21/28		1,384	1,369,848

Gates Global, LLC:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 4/1/24	EUR	8,332	8,693,284

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 3/31/27		20,231	19,898,902

Granite Holdings US Acquisition Co., Term Loan, 5.006%, (USD LIBOR + 4.00%), 9/30/26		17,567	17,446,456

Illuminate Buyer, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 6/30/27		13,672	13,216,792

Madison IAQ, LLC, Term Loan, 4.524%, (6 mo. USD LIBOR + 3.25%), 6/21/28		46,967	45,804,438

Penn Engineering & Manufacturing Corp., Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 6/27/24		1,886	1,875,011

Titan Acquisition Limited, Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 3/28/25		22,893	22,441,172

TK Elevator Topco GmbH, Term Loan, 3.63%, (1 mo. EURIBOR + 3.63%), 7/29/27	EUR	9,725	10,024,277

Vertical US Newco, Inc., Term Loan, 4.019%, (6 mo. USD LIBOR + 3.50%), 7/30/27		7,613	7,543,742

Welbilt, Inc., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 10/23/25		1,000	997,083

Zephyr German BidCo GmbH, Term Loan, 3.40%, (3 mo. EURIBOR + 3.40%), 3/10/28	EUR	11,775	12,189,126

Zurn Holdings, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 10/4/28		3,965	3,958,453

			$393,923,688

Media — 2.3%

Axel Springer SE, Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), 12/18/26	EUR	8,500	$8,976,421

Charter Communications Operating, LLC, Term Loan, 2.52%, (1 mo. USD LIBOR + 1.75%), 2/1/27		6,653	6,581,038

CMG Media Corporation, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/17/26		17,589	17,356,537

Borrower/Description	Principal Amount* (000’s omitted)	Value

Media (continued)

CSC Holdings, LLC:

Term Loan, 2.804%, (1 mo. USD LIBOR + 2.25%), 7/17/25	25,398	$25,010,938

Term Loan, 2.804%, (1 mo. USD LIBOR + 2.25%), 1/15/26	4	4,087

Term Loan, 3.054%, (1 mo. USD LIBOR + 2.50%), 4/15/27	13,176	12,967,395

Diamond Sports Group, LLC:

Term Loan, 9.00%, (SOFR + 8.00%, Floor 1.00%), 5/26/26	5,054	5,169,996

Term Loan - Second Lien, 3.656%, (SOFR + 3.25%), 8/24/26	23,242	7,757,165

Entercom Media Corp., Term Loan, 3.249%, (1 mo. USD LIBOR + 2.50%), 11/18/24	1,398	1,370,695

Entravision Communications Corporation, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 11/29/24	7,190	7,079,863

Gray Television, Inc., Term Loan, 3.455%, (1 mo. USD LIBOR + 3.00%), 12/1/28	11,895	11,829,931

Hubbard Radio, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25	7,019	6,996,882

iHeartCommunications, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 5/1/26	2,365	2,349,108

Magnite, Inc., Term Loan, 5.765%, (USD LIBOR + 5.00%), 4/28/28(10)	6,403	6,354,600

Mission Broadcasting, Inc., Term Loan, 2.955%, (1 mo. USD LIBOR + 2.50%), 6/2/28	3,672	3,647,003

MJH Healthcare Holdings, LLC, Term Loan, 4.122%, (SOFR + 3.60%), 1/28/29	3,725	3,687,750

Nexstar Broadcasting, Inc.:

Term Loan, 2.955%, (1 mo. USD LIBOR + 2.50%), 9/18/26	6,136	6,094,594

Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 1/17/24	10,792	10,769,647

Recorded Books, Inc., Term Loan, 4.551%, (1 mo. USD LIBOR + 4.00%), 8/29/25	12,877	12,849,613

Sinclair Television Group, Inc.:

Term Loan, 3.27%, (1 mo. USD LIBOR + 2.50%), 9/30/26	6,264	6,056,868

Term Loan, 3.77%, (1 mo. USD LIBOR + 3.00%), 4/1/28	23,020	22,223,990

Univision Communications, Inc.:

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 3/15/24	36,817	36,701,797

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/15/26	18,482	18,345,205

		$240,181,123

39	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Metals/Mining — 0.5%

American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (3 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25	3,081	$3,184,496

Dynacast International, LLC:

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 7/22/25	15,415	15,029,583

Term Loan, 10.00%, (3 mo. USD LIBOR + 9.00%, Floor 1.00%), 10/22/25	3,080	3,065,074

WireCo WorldGroup, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 11/13/28	9,193	9,110,704

Zekelman Industries, Inc., Term Loan, 2.632%, (1 mo. USD LIBOR + 2.00%), 1/24/27	19,776	19,463,122

		$49,852,979

Oil, Gas & Consumable Fuels — 1.5%

Buckeye Partners L.P., Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 11/1/26	13,328	$13,261,407

Centurion Pipeline Company, LLC:

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 9/29/25	3,120	3,088,499

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 9/28/25	1,629	1,612,063

CITGO Holding, Inc., Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23	2,511	2,494,150

CITGO Petroleum Corporation, Term Loan, 7.25%, (1 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24	22,786	22,793,034

Delek US Holdings, Inc.:

Term Loan, 2.999%, (1 mo. USD LIBOR + 2.25%), 3/31/25	3,364	3,308,232

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25	5,768	5,744,140

Freeport LNG Investments, LLLP, Term Loan, 4.563%, (3 mo. USD LIBOR + 3.50%), 12/21/28	16,959	16,881,001

GIP II Blue Holding, L.P, Term Loan, 5.506%, (3 mo. USD LIBOR + 4.50%), 9/29/28	16,895	16,876,355

ITT Holdings, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 7/10/28	7,413	7,340,935

Matador Bidco S.a.r.l., Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 10/15/26	32,570	32,581,808

Oryx Midstream Services Permian Basin, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/5/28	9,726	9,693,715

Oxbow Carbon, LLC, Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 10/17/25	5,628	5,607,903

QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 8/27/26	5,729	5,761,381

Borrower/Description	Principal Amount* (000’s omitted)		Value

Oil, Gas & Consumable Fuels (continued)

RDV Resources Properties, LLC, Term Loan, 11.00%, (USD Prime + 7.50%), 3/29/24		1,819	$1,800,578

UGI Energy Services, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 8/13/26		9,992	9,989,320

			$158,834,521

Paper & Forest Products — 0.0%(8)

Clearwater Paper Corporation, Term Loan, 3.625%, (3 mo. USD LIBOR + 3.00%), 7/26/26		347	$345,762

Neenah, Inc., Term Loan, 3.813%, (1 mo. USD LIBOR + 3.00%), 4/6/28		3,523	3,516,036

			$3,861,798

Personal Products — 0.4%

HLF Financing S.a.r.l., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 8/18/25		9,738	$9,616,212

Rainbow Finco S.a r.l., Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), 1/28/29	EUR	14,125	14,627,989

Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 10/1/26		15,085	14,982,551

			$39,226,752

Pharmaceuticals — 2.1%

Aenova Holding GmbH, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 3/6/26	EUR	2,925	$3,064,901

AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 9/29/25	EUR	13,000	13,484,638

Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25		6,048	6,070,945

Amneal Pharmaceuticals, LLC, Term Loan, 4.313%, (1 mo. USD LIBOR + 3.50%), 5/4/25		22,461	22,235,900

Bausch Health Companies, Inc.:

Term Loan, 2/1/27(12)		10,000	9,706,250

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 6/2/25		48,345	48,194,178

Elanco Animal Health Incorporated, Term Loan, 2.205%, (1 mo. USD LIBOR + 1.75%), 8/1/27		1,420	1,394,134

Horizon Therapeutics USA, Inc.:

Term Loan, 2.438%, (1 mo. USD LIBOR + 1.75%), 3/15/28		16,781	16,584,722

Term Loan, 2.688%, (1 mo. USD LIBOR + 2.00%), 5/22/26		7,802	7,724,051

Jazz Financing Lux S.a.r.l., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 5/5/28		15,384	15,377,335

Mallinckrodt International Finance S.A.:

Term Loan, 6.246%, (3 mo. USD LIBOR + 5.25%), 9/24/24		44,121	41,231,259

40	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Pharmaceuticals (continued)

Mallinckrodt International Finance S.A.: (continued)

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25		10,153	$9,459,918

Nidda Healthcare Holding AG:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	5,475	5,436,521

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	2,375	2,360,919

Padagis, LLC, Term Loan, 5.719%, (3 mo. USD LIBOR + 4.75%), 7/6/28		6,154	6,154,412

PharmaZell GmbH, Term Loan, 5/12/27(12)	EUR	1,800	1,872,800

Recipharm AB, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/17/28	EUR	13,725	14,081,014

			$224,433,897

Professional Services — 1.8%

AlixPartners, LLP:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	3,490	$3,624,563

Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 2/4/28		11,113	11,012,424

APFS Staffing Holdings, Inc., Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 12/29/28		3,725	3,714,913

Blitz 20-487 GmbH, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/28/28	EUR	7,525	7,794,615

Brown Group Holding, LLC, Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 6/7/28		12,725	12,560,680

CoreLogic, Inc., Term Loan, 4.313%, (1 mo. USD LIBOR + 3.50%), 6/2/28		51,740	48,764,950

Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (SOFR + 3.75%, Floor 1.00%), 4/9/27		17,601	17,578,682

EAB Global, Inc., Term Loan, 4.738%, (USD LIBOR + 3.50%), 8/16/28(10)		14,613	14,468,761

Employbridge, LLC, Term Loan, 5.756%, (3 mo. USD LIBOR + 4.75%), 7/14/28		20,915	20,682,870

First Advantage Holdings, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 1/31/27		5,857	5,833,927

Rockwood Service Corporation, Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 1/23/27		5,499	5,493,629

Trans Union, LLC, Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 12/1/28		32,434	32,131,833

Vaco Holdings, LLC, Term Loan, 5.801%, (SOFR + 5.00%), 1/21/29		3,716	3,718,010

			$187,379,857

Real Estate Management & Development — 0.4%

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 8/21/25		29,539	$29,274,015

Borrower/Description	Principal Amount* (000’s omitted)		Value

Real Estate Management & Development (continued)

RE/MAX International, Inc., Term Loan, 3.313%, (1 mo. USD LIBOR + 2.50%), 7/21/28		16,500	$16,190,932

			$45,464,947

Road & Rail — 1.6%

Avis Budget Car Rental, LLC, Term Loan, 2.52%, (1 mo. USD LIBOR + 1.75%), 8/6/27		7,031	$6,889,427

Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26		45,802	44,809,999

Hertz Corporation (The):

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 6/30/28		13,571	13,532,430

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 6/30/28		2,577	2,569,615

Kenan Advantage Group, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 3/24/26		22,249	22,079,665

PODS, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/28		3,861	3,824,599

Uber Technologies, Inc.:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 4/4/25		41,541	41,459,884

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/25/27		24,852	24,787,500

XPO Logistics, Inc., Term Loan, 2.202%, (1 mo. USD LIBOR + 1.75%), 2/24/25		4,275	4,245,344

			$164,198,463

Semiconductors & Semiconductor Equipment — 1.2%

Altar Bidco, Inc.:

Term Loan, 3.85%, (SOFR + 3.35%), 2/1/29		23,875	$23,576,562

Term Loan - Second Lien, 6.10%, (3 mo. USD LIBOR + 5.60%, Floor 0.50%), 2/1/30		6,650	6,577,961

Bright Bidco B.V., Term Loan, 4.774%, (6 mo. USD LIBOR + 3.50%), 6/30/24		17,735	8,379,702

Entegris, Inc., Term Loan, 3/2/29(12)		2,500	2,503,125

MACOM Technology Solutions Holdings, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 5/17/24		1,368	1,363,204

MaxLinear, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 6/23/28		6,856	6,813,576

MKS Instruments, Inc.:

Term Loan, 4/8/29(12)		47,750	47,660,469

Term Loan, 4/11/29(12)	EUR	5,625	5,926,678

Synaptics Incorporated, Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/2/28		4,776	4,761,075

Ultra Clean Holdings, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 8/27/25		18,007	17,984,499

			$125,546,851

41	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Software — 14.4%

Applied Systems, Inc.:

Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 9/19/24		48,880	$48,812,978

Term Loan - Second Lien, 6.506%, (3 mo. USD LIBOR + 5.50%), 9/19/25		3,707	3,713,231

AppLovin Corporation:

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 10/25/28		17,855	17,762,260

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 8/15/25		43,228	43,099,221

Aptean, Inc.:

Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 4/23/26		24,783	24,651,087

Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%), 4/23/27		6,550	6,509,063

AQA Acquisition Holding, Inc., Term Loan, 5.256%, (3 mo. USD LIBOR + 4.25%), 3/3/28		3,819	3,809,765

Astra Acquisition Corp.:

Term Loan, 6.014%, (1 mo. USD LIBOR + 5.25%), 10/25/28		21,870	21,241,420

Term Loan - Second Lien, 9.639%, (1 mo. USD LIBOR + 8.88%), 10/22/29		20,175	19,855,569

Avaya, Inc., Term Loan, 4.554%, (1 mo. USD LIBOR + 4.00%), 12/15/27		1,600	1,578,000

Banff Merger Sub, Inc.:

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	1,915	2,003,695

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/2/25		36,274	35,870,234

Term Loan - Second Lien, 6.264%, (1 mo. USD LIBOR + 5.50%), 2/27/26		13,521	13,379,216

Barracuda Networks, Inc.:

Term Loan, 4.733%, (3 mo. USD LIBOR + 3.75%), 2/12/25		20,464	20,457,478

Term Loan - Second Lien, 7.989%, (3 mo. USD LIBOR + 6.75%), 10/30/28		9,996	10,046,059

Cast and Crew Payroll, LLC:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/9/26		8,526	8,498,144

Term Loan, 4.45%, (SOFR + 3.75%), 12/29/28		6,185	6,161,308

CentralSquare Technologies, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 8/29/25		18,649	17,506,364

Ceridian HCM Holding, Inc., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 4/30/25		10,060	9,951,092

Cloudera, Inc.:

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/8/28		31,150	30,721,688

Term Loan - Second Lien, 6.764%, (1 mo. USD LIBOR + 6.00%), 10/8/29		8,550	8,336,250

ConnectWise, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 9/29/28		13,466	13,385,453

Borrower/Description	Principal Amount* (000’s omitted)		Value

Software (continued)

Constant Contact, Inc., Term Loan, 5.011%, (3 mo. USD LIBOR + 4.00%), 2/10/28		16,353	$16,112,562

Cornerstone OnDemand, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/16/28		15,700	15,513,563

Cvent, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 11/29/24		6,040	6,034,633

Delta TopCo, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		13,596	13,437,251

E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/4/28		16,423	16,371,238

ECI Macola Max Holding, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 11/9/27		27,060	26,992,530

Epicor Software Corporation, Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 7/30/27		54,280	54,026,649

Finastra USA, Inc.:

Term Loan, 4.739%, (3 mo. USD LIBOR + 3.50%), 6/13/24		66,692	64,915,196

Term Loan - Second Lien, 8.489%, (3 mo. USD LIBOR + 7.25%), 6/13/25		25,750	24,890,130

Fiserv Investment Solutions, Inc., Term Loan, 4.488%, (3 mo. USD LIBOR + 4.00%), 2/18/27		5,897	5,871,661

GoTo Group, Inc., Term Loan, 5.304%, (1 mo. USD LIBOR + 4.75%), 8/31/27		24,532	23,757,864

Greeneden U.S. Holdings II, LLC:

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 12/1/27	EUR	1,234	1,301,390

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 12/1/27		13,786	13,755,339

Hyland Software, Inc.:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 7/1/24		61,651	61,515,623

Term Loan - Second Lien, 7.014%, (1 mo. USD LIBOR + 6.25%), 7/7/25		1,750	1,749,125

IGT Holding IV AB:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 3/31/28	EUR	6,205	6,390,060

Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 3/31/28		5,643	5,600,678

Ivanti Software, Inc.:

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		5,371	5,265,011

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 12/1/27		21,875	21,439,884

Term Loan - Second Lien, 7.773%, (3 mo. USD LIBOR + 7.25%), 12/1/28		9,750	9,611,872

MA FinanceCo., LLC:

Term Loan, 4.50%, (EURIBOR + 4.50%), 6/5/25(10)	EUR	5,038	5,294,550

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25		12,616	12,567,157

42	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Software (continued)

Magenta Buyer, LLC:

Term Loan, 6.23%, (3 mo. USD LIBOR + 5.00%), 7/27/28		51,367	$50,853,206

Term Loan - Second Lien, 9.48%, (3 mo. USD LIBOR + 8.25%), 7/27/29		16,175	16,053,688

Marcel LUX IV S.a.r.l.:

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/16/26	EUR	8,650	9,072,092

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/15/26		11,657	11,624,494

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 12/31/27		731	728,587

Mavenir Systems, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 8/18/28		5,237	5,210,691

Maverick Bidco, Inc.:

Term Loan, 4.989%, (3 mo. USD LIBOR + 3.75%), 5/18/28		11,125	11,028,012

Term Loan - Second Lien, 7.989%, (3 mo. USD LIBOR + 6.75%), 5/18/29		3,175	3,143,250

McAfee, LLC:

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 3/1/29	EUR	16,650	17,416,709

Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 3/1/29		38,675	38,036,863

Mediaocean, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/15/28		7,900	7,843,215

MH Sub I, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 9/13/24		4,875	4,855,216

Mitnick Corporate Purchaser, Inc., Term Loan, 5/2/29(12)		8,625	8,618,531

N-Able International Holdings II, LLC, Term Loan, 3.508%, (3 mo. USD LIBOR + 3.00%), 7/19/28		4,055	4,024,215

NortonLifeLock, Inc., Term Loan, 1/28/29(12)		11,475	11,315,429

Panther Commercial Holdings L.P., Term Loan, 5.739%, (3 mo. USD LIBOR + 4.50%), 1/7/28		21,162	21,091,079

Polaris Newco, LLC:

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	8,607	8,998,357

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 6/2/28		30,088	29,912,647

Proofpoint, Inc., Term Loan, 3.758%, (3 mo. USD LIBOR + 3.25%), 8/31/28		49,657	48,949,898

Quest Software US Holdings, Inc., Term Loan, 4.75%, (SOFR + 4.25%, Floor 0.50%), 2/1/29		24,450	24,039,313

RealPage, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/24/28		37,526	37,019,794

Red Planet Borrower, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 10/2/28		15,423	15,300,524

Redstone Holdco 2 L.P., Term Loan, 5.934%, (3 mo. USD LIBOR + 4.75%), 4/27/28		16,517	15,933,752

Borrower/Description	Principal Amount* (000’s omitted)		Value

Software (continued)

Sabre GLBL, Inc.:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/17/27		6,059	$6,016,922

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/17/27		3,801	3,774,591

Seattle Spinco, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 6/21/24		10,389	10,298,421

SkillSoft Corporation, Term Loan, 6.187%, (SOFR + 5.25%), 7/14/28		11,050	10,994,674

SolarWinds Holdings, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 2/5/24		26,313	26,127,812

Sophia L.P., Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 10/7/27		28,308	28,029,186

Sovos Compliance, LLC:

Term Loan, 4.50%, 8/11/28(11)		1,918	1,919,713

Term Loan, 5.264%, (1 mo. USD LIBOR + 4.50%), 8/11/28		11,082	11,091,885

Sportradar Capital S.a r.l., Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 11/22/27	EUR	14,898	15,451,553

SS&C European Holdings S.a.r.l., Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 4/16/25		5,242	5,173,521

SS&C Technologies, Inc.:

Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 4/16/25		6,457	6,373,064

Term Loan, 3.05%, (SOFR + 2.25%), 3/22/29		4,280	4,253,477

Term Loan, 3.05%, (SOFR + 2.25%), 3/22/29		5,716	5,680,028

SurveyMonkey, Inc., Term Loan, 4.52%, (1 mo. USD LIBOR + 3.75%), 10/10/25		11,511	11,481,827

Tibco Software, Inc.:

Term Loan, 4.52%, (1 mo. USD LIBOR + 3.75%), 6/30/26		33,538	33,479,063

Term Loan - Second Lien, 8.02%, (1 mo. USD LIBOR + 7.25%), 3/3/28		10,757	10,753,389

Turing Midco, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 3/23/28		4,706	4,677,172

Ultimate Software Group, Inc. (The):

Term Loan, 4.212%, (3 mo. USD LIBOR + 3.25%), 5/4/26		48,784	48,343,658

Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/4/26		21,488	21,428,375

Term Loan - Second Lien, 6.212%, (3 mo. USD LIBOR + 5.25%), 5/3/27		1,450	1,447,100

Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/5/27		2,027	2,026,123

Veritas US, Inc., Term Loan, 6.006%, (3 mo. USD LIBOR + 5.00%), 9/1/25		15,197	13,971,448

43	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Software (continued)

Vision Solutions, Inc., Term Loan, 5.184%, (3 mo. USD LIBOR + 4.00%), 4/24/28		38,642	$38,183,037

VS Buyer, LLC, Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 2/28/27		21,574	21,412,351

			$1,523,221,493

Specialty Retail — 1.8%

Belron Finance US LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28		7,747	$7,723,750

Belron Luxembourg S.a r.l., Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 4/13/28	EUR	3,575	3,721,947

Boels Topholding B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/6/27	EUR	7,750	7,980,224

David’s Bridal, Inc.:

Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 6/30/23		4,517	4,244,181

Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, 6/23/23		3,844	3,791,976

Great Outdoors Group, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 3/6/28		44,860	44,517,924

Harbor Freight Tools USA, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 10/19/27		39,168	37,907,720

L1R HB Finance Limited:

Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), 9/2/24	EUR	4,674	3,184,990

Term Loan, 5.972%, (SONIA + 5.25%), 9/2/24	GBP	9,172	7,477,496

Les Schwab Tire Centers, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27		27,593	27,282,928

LIDS Holdings, Inc., Term Loan, 6.50%, (SOFR + 5.50%, Floor 1.00%), 12/14/26		6,224	6,097,867

Mattress Firm, Inc., Term Loan, 5.64%, (3 mo. USD LIBOR + 4.25%), 9/25/28		16,716	16,012,541

PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28		18,939	18,806,508

			$188,750,052

Technology Hardware, Storage & Peripherals — 0.1%

NCR Corporation, Term Loan, 3.74%, (3 mo. USD LIBOR + 2.50%), 8/28/26		9,043	$8,817,047

			$8,817,047

Thrifts & Mortgage Finance — 0.2%

Ditech Holding Corporation, Term Loan, 0.00%, 6/30/22(14)		22,620	$4,637,103

Walker & Dunlop, Inc., Term Loan, 2.75%, (SOFR + 2.25%, Floor 0.50%), 12/16/28		13,017	12,992,967

			$17,630,070

Borrower/Description	Principal Amount* (000’s omitted)		Value

Trading Companies & Distributors — 2.4%

American Builders & Contractors Supply Co., Inc., Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 1/15/27		21,572	$21,309,583

Avolon TLB Borrower 1 (US), LLC:

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25		29,082	28,842,439

Term Loan, 2.875%, (1 mo. USD LIBOR + 2.25%), 12/1/27		14,035	13,962,122

Beacon Roofing Supply, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 5/19/28		9,429	9,322,677

Core & Main L.P., Term Loan, 3.198%, (1 mo. USD LIBOR + 2.50%), 7/27/28		13,994	13,784,336

DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27		4,246	4,225,902

Electro Rent Corporation, Term Loan, 6.098%, (3 mo. USD LIBOR + 5.00%), 1/31/24		16,844	16,886,450

Fly Funding II S.a.r.l., Term Loan, 7.012%, (3 mo. USD LIBOR + 6.00%), 10/8/25		7,534	7,557,417

Hillman Group, Inc. (The):

Term Loan, 2.80%, (1 mo. USD LIBOR + 2.75%), 7/14/28(11)		1,118	1,090,313

Term Loan, 3.382%, (1 mo. USD LIBOR + 2.75%), 7/14/28		4,645	4,531,108

Park River Holdings, Inc., Term Loan, 4.217%, (3 mo. USD LIBOR + 3.25%), 12/28/27		10,912	10,380,421

Patagonia Bidco Limited:

Term Loan, 5.445%, (SONIA + 5.25%), 3/5/29	GBP	17,262	21,067,928

Term Loan, 5.941%, (SONIA + 5.25%), 3/5/29	GBP	3,138	3,830,532

Quimper AB, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/16/26	EUR	25,175	25,816,942

SiteOne Landscape Supply, LLC, Term Loan, 2.77%, (1 mo. USD LIBOR + 2.00%), 3/23/28		3,449	3,418,500

Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28		42,677	42,543,427

SRS Distribution, Inc.:

Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 6/2/28		5,062	4,891,460

Term Loan, 4.019%, (6 mo. USD LIBOR + 3.50%), 6/2/28		18,897	18,247,801

TricorBraun Holdings, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/3/28		6,535	6,402,535

			$258,111,893

Transportation Infrastructure — 0.0%(8)

KKR Apple Bidco, LLC, Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 9/23/28		4,539	$4,500,128

			$4,500,128

44	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Wireless Telecommunication Services — 0.2%

CCI Buyer, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/17/27	12,169	$11,996,235

Digicel International Finance Limited, Term Loan, 3.50%, (6 mo. USD LIBOR + 3.25%), 5/28/24	14,131	13,495,123

		$25,491,358

Total Senior Floating-Rate Loans (identified cost $9,334,878,053)		$9,038,415,502

Warrants — 0.0%
Security	Shares	Value

Leisure Goods/Activities/Movies — 0.0%

Cineworld Group PLC, Exp. 11/23/25(6)(7)	1,791,400	$0

		$0

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(5)(6)(7)	51,888	$0

		$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 7.7%
Security	Shares	Value

Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(15)	816,592,606	$816,592,606

Total Short-Term Investments (identified cost $816,592,606)		$816,592,606

Total Investments — 103.1% (identified cost $11,258,564,647)		$10,883,517,883

Less Unfunded Loan Commitments — (0.3)%		$(26,983,088)

Net Investments — 102.8% (identified cost $11,231,581,559)		$10,856,534,795

Other Assets, Less Liabilities — (2.8)%		$(304,848,968)

Net Assets — 100.0%		$10,551,685,827

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $888,770,073 or 8.4% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2022.

(3)	When-issued, variable rate security whose interest rate will be determined after April 30, 2022

(4)	Affiliated company (see Note 7).

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(6)	Non-income producing security.

(7)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(8)	Amount is less than 0.05%.

(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(10)

The stated interest rate represents the weighted average interest rate at April 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(11)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2022, the total value of unfunded loan commitments is $27,944,568. See Note 1F for description.

(12)	This Senior Loan will settle after April 30, 2022, at which time the interest rate will be determined.

(13)	Fixed-rate loan.

(14)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.

45	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	280,766,698	USD	296,194,828	Standard Chartered Bank	5/3/22	$70	$—

USD	312,658,530	EUR	280,766,698	Standard Chartered Bank	5/3/22	16,463,632	—

EUR	51,143,323	USD	53,995,934	State Street Bank and Trust Company	5/31/22	21,164	—

USD	2,203,869	EUR	1,993,748	Australia and New Zealand Banking Group Limited	5/31/22	98,091	—

USD	1,103,461	EUR	997,309	Deutsche Bank AG	5/31/22	50,112	—

USD	18,367,930	EUR	16,566,750	HSBC Bank USA, N.A.	5/31/22	870,284	—

USD	12,493,234	EUR	11,207,982	State Street Bank and Trust Company	5/31/22	655,468	—

USD	9,297,090	EUR	8,500,000	State Street Bank and Trust Company	5/31/22	319,470	—

USD	7,069,688	EUR	6,412,845	State Street Bank and Trust Company	5/31/22	296,501	—

USD	3,269,319	EUR	2,964,690	State Street Bank and Trust Company	5/31/22	138,041	—

USD	2,735,198	EUR	2,500,000	State Street Bank and Trust Company	5/31/22	94,721	—

USD	296,564,797	EUR	280,766,698	Standard Chartered Bank	6/2/22	—	(3,929)

EUR	25,000,000	USD	27,308,528	Bank of America, N.A.	6/30/22	—	(860,954)

GBP	3,000,000	USD	3,907,190	Standard Chartered Bank	6/30/22	—	(134,363)

USD	59,099,734	EUR	53,104,673	Standard Chartered Bank	6/30/22	2,920,144	—

USD	9,105,020	EUR	8,300,000	Standard Chartered Bank	6/30/22	324,426	—

USD	4,939,916	EUR	4,477,275	Standard Chartered Bank	6/30/22	203,393	—

USD	56,225,545	EUR	50,324,626	State Street Bank and Trust Company	6/30/22	2,986,976	—

USD	52,181,750	EUR	46,732,113	State Street Bank and Trust Company	6/30/22	2,743,711	—

USD	56,201,916	EUR	50,555,649	State Street Bank and Trust Company	6/30/22	2,718,947	—

USD	47,361,964	EUR	42,483,739	State Street Bank and Trust Company	6/30/22	2,418,292	—

USD	8,826,439	EUR	8,000,000	State Street Bank and Trust Company	6/30/22	363,216	—

USD	6,407,383	EUR	5,962,275	State Street Bank and Trust Company	6/30/22	99,875	—

USD	54,077,892	EUR	51,143,323	State Street Bank and Trust Company	6/30/22	—	(26,781)

USD	24,866,152	GBP	18,925,609	State Street Bank and Trust Company	6/30/22	1,065,136	—

USD	25,740,406	GBP	19,678,110	State Street Bank and Trust Company	6/30/22	993,039	—

USD	14,362,317	GBP	10,932,283	State Street Bank and Trust Company	6/30/22	613,781	—

USD	32,277,462	EUR	30,596,836	Deutsche Bank AG	7/29/22	—	(147,453)

USD	62,933,749	EUR	59,291,675	State Street Bank and Trust Company	7/29/22	99,555	—

USD	60,011,933	EUR	56,552,802	State Street Bank and Trust Company	7/29/22	80,253	—

USD	62,780,454	EUR	59,186,395	State Street Bank and Trust Company	7/29/22	57,830	—

USD	58,069,995	EUR	54,799,226	State Street Bank and Trust Company	7/29/22	—	(3,339)

USD	32,293,816	EUR	30,596,836	State Street Bank and Trust Company	7/29/22	—	(131,099)

						$36,696,128	$(1,307,918)

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

OTC	–	Over-the-counter

PIK	–	Payment In Kind

SOFR	–	Secured Overnight Financing Rate

SONIA	–	Sterling Overnight Interbank Average

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

46	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Unaffiliated investments, at value (identified cost $10,412,643,545)	$10,030,787,375

Affiliated investments, at value (identified cost $818,938,014)	825,747,420

Cash	40,580,887

Deposits for derivatives collateral — forward foreign currency exchange contracts	39,610,000

Foreign currency, at value (identified cost $28,528,438)	28,525,238

Interest receivable	31,348,316

Dividends receivable from affiliated investments	34,184

Receivable for investments sold	36,471,018

Receivable for open forward foreign currency exchange contracts	36,696,128

Prepaid upfront fees on notes payable	1,026,959

Other receivables	2,064,998

Prepaid expenses	136,360

Total assets	$11,073,028,883

Liabilities

Cash collateral due to brokers	$38,770,000

Payable for investments purchased	472,651,347

Payable for when-issued securities	3,245,000

Payable for open forward foreign currency exchange contracts	1,307,918

Payable to affiliates:

Investment adviser fee	4,176,664

Trustees’ fees	9,042

Accrued expenses	1,183,085

Total liabilities	$521,343,056

Net Assets applicable to investors’ interest in Portfolio	$10,551,685,827

47	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income	$1,706,549

Dividend income from affiliated investments	416,092

Interest and other income	194,613,713

Total investment income	$196,736,354

Expenses

Investment adviser fee	$23,624,816

Trustees’ fees and expenses	54,250

Custodian fee	803,088

Legal and accounting services	179,180

Interest expense and fees	1,140,715

Miscellaneous	177,760

Total expenses	$25,979,809

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$9,068

Total expense reductions	$9,068

Net expenses	$25,970,741

Net investment income	$170,765,613

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions	$7,958,775

Investment transactions - affiliated investments	(82,915)

Foreign currency transactions	2,626,906

Forward foreign currency exchange contracts	62,941,790

Net realized gain	$73,444,556

Change in unrealized appreciation (depreciation):

Investments	$(302,922,111)

Investments - affiliated investments	(918,774)

Foreign currency	1,686,743

Forward foreign currency exchange contracts	28,082,618

Net change in unrealized appreciation (depreciation)	$(274,071,524)

Net realized and unrealized loss	$(200,626,968)

Net decrease in net assets from operations	$(29,861,355)

48	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$170,765,613	$256,806,743

Net realized gain	73,444,556	9,155,076

Net change in unrealized appreciation (depreciation)	(274,071,524)	224,746,482

Net increase (decrease) in net assets from operations	$(29,861,355)	$490,708,301

Capital transactions:

Contributions	$1,845,830,838	$3,163,957,748

Withdrawals	(251,065,427)	(317,385,727)

Net increase in net assets from capital transactions	$1,594,765,411	$2,846,572,021

Net increase in net assets	$1,564,904,056	$3,337,280,322

Net Assets

At beginning of period	$8,986,781,771	$5,649,501,449

At end of period	$10,551,685,827	$8,986,781,771

49	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2021	2020	2019	2018	2017

Ratios (as a percentage of average daily net assets):

Expenses	0.53	%(1)	0.56%	0.59%	0.55%	0.54%	0.56%

Net investment income	3.52	%(1)	3.51%	4.17%	5.09%	4.38%	4.07%

Portfolio Turnover	7	%(2)	26%	28%	16%	30%	42%

Total Return	(0.27	)%(2)	7.80%	1.18%	1.64%	5.05%	5.69%

Net assets, end of period (000’s omitted)	$10,551,686		$8,986,782	$5,649,501	$7,966,641	$11,502,389	$9,795,966

(1)	Annualized.

(2)	Not annualized.

50	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2022, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 84.5% and 15.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii)a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is

51

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2022, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that delivery or when-issued basis sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

52

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements — The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.5750%

$1 billion but less than $2 billion	0.5250%

$2 billion but less than $5 billion	0.4900%

$5 billion but less than $10 billion	0.4600%

$10 billion but less than $15 billion	0.4350%

$15 billion but less than $20 billion	0.4150%

$20 billion but less than $25 billion	0.4000%

$25 billion and over	0.3900%

For the six months ended April 30, 2022, the Portfolio’s investment adviser fee amounted to $23,624,816 or 0.49% (annualized) of the Portfolio’s average daily net assets. Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $9,068 relating to the Fund’s investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities, paydowns and principal repayments on Senior Loans, aggregated $2,270,149,387 and $709,749,395, respectively, for the six months ended April 30, 2022.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$11,234,046,992

Gross unrealized appreciation	$75,913,844

Gross unrealized depreciation	(418,037,831)

Net unrealized depreciation	$(342,123,987)

53

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Portfolio of Investments. At April 30, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2022, the fair value of derivatives with credit related contingent features in a net liability position was $1,307,918. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $840,000 at April 30, 2022.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2022 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$36,696,128	(1)	$(1,307,918	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

54

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2022.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$98,091	$—	$—	$—	$98,091

Deutsche Bank AG	50,112	(50,112)	—	—	—

HSBC Bank USA, N.A.	870,284	—	(870,284)	—	—

Standard Chartered Bank	19,911,665	(138,292)	—	(19,370,000)	403,373

State Street Bank and Trust Company	15,765,976	(161,219)	(14,710,614)	(894,143)	—

	$36,696,128	$(349,623)	$(15,580,898)	$(20,264,143)	$501,464

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(860,954)	$—	$—	$840,000	$(20,954)

Deutsche Bank AG	(147,453)	50,112	—	—	(97,341)

Standard Chartered Bank	(138,292)	138,292	—	—	—

State Street Bank and Trust Company	(161,219)	161,219	—	—	—

	$(1,307,918)	$349,623	$—	$840,000	$(118,295)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2022 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$62,941,790	$28,082,618

(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2022, which is indicative of the volume of this derivative type, was approximately $1,244,014,000.

55

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

6  Credit Facility

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $725 million ($650 million prior to March 7, 2022) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 6, 2023. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Portfolio’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period plus the Term SOFR Adjustment) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. “Term SOFR Adjustment” means 0.10%. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $630,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2022 is $1,026,959 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Portfolio did not have any significant borrowings during the six months ended April 30, 2022.

7  Investments in Affiliated Companies/Funds

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At April 30, 2022, the value of the portfolio’s investment in affiliated companies and funds was $825,747,420, which represents 7.8% of the Portfolio’s net assets. Transactions in affiliated companies and funds by the Portfolio for the six months ended April 30, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period

Common Stocks*

IAP Global Services, LLC(1)(2)(3)	$10,073,588	$—	$—	$—	$(918,774)	$9,154,814	$—	2,577

Short-Term Investments

Cash Reserves Fund	667,360,691	1,266,262,613	(1,933,540,389)	(82,915)	—	—	381,908	—

Liquidity Fund	—	835,517,105	(18,924,499)	—	—	816,592,606	34,184	816,592,606

Total				$(82,915)	$(918,774)	$825,747,420	$416,092

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(2)	Non-income producing security.

(3)	A portion of the shares were acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

56

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

At April 30, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Asset-Backed Securities	$—	$294,308,232	$—	$294,308,232

Common Stocks	23,523,955	29,440,947	19,604,021	72,568,923

Convertible Preferred Stocks	—	4,928,718	—	4,928,718

Corporate Bonds	—	602,573,482	—	602,573,482

Exchange-Traded Funds	46,737,970	—	—	46,737,970

Preferred Stocks	—	7,392,450	0	7,392,450

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	9,005,579,965	5,852,449	9,011,432,414

Warrants	—	0	0	0

Short-Term Investments	816,592,606	—	—	816,592,606

Total Investments	$886,854,531	$9,944,223,794	$25,456,470	$10,856,534,795

Forward Foreign Currency Exchange Contracts	$—	$36,696,128	$—	$36,696,128

Total	$886,854,531	$9,980,919,922	$25,456,470	$10,893,230,923

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,307,918)	$—	$(1,307,918)

Total	$—	$(1,307,918)	$—	$(1,307,918)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2022 is not presented.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to

57

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

58

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2022

Officers and Trustees

Officers of Eaton Vance Floating-Rate & High Income Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Officers of Eaton Vance Floating Rate Portfolio

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate & High Income Fund and Eaton Vance Floating Rate Portfolio

George J. Gorman

Chairperson

Alan C. Bowser**

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

59

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

60

Eaton Vance Funds

Privacy Notice — continued	April 2021

Page 2

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

61

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

62

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance

Floating-Rate & High Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7716    4.30.22

Eaton Vance

Global Income Builder Fund

Semiannual Report

April 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2022

Eaton Vance

Global Income Builder Fund

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Eaton Vance

Global Income Builder Fund

April 30, 2022

Performance

Portfolio Manager(s) Christopher M. Dyer, CFA and Jeffrey D. Mueller, of Eaton Vance Advisers International Ltd.; John H. Croft, CFA and Derek J.V. DiGregorio, of Boston Management and Research

% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	11/30/2005	11/30/2005	(11.43)%	(6.60)%	6.35%	7.36%
Class A with 5.25% Maximum Sales Charge	—	—	(16.09)	(11.54)	5.21	6.79
Class C at NAV	11/30/2005	11/30/2005	(11.72)	(7.19)	5.59	6.73
Class C with 1% Maximum Sales Charge	—	—	(12.58)	(8.08)	5.59	6.73
Class I at NAV	01/31/2006	11/30/2005	(11.25)	(6.28)	6.67	7.66
Class R at NAV	01/31/2006	11/30/2005	(11.49)	(6.75)	6.10	7.09

...

MSCI World Index	—	—	(11.30)%	(3.52)%	10.16%	10.05%
ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index	—	—	(9.11)	(8.13)	2.92	4.50
Blended Index	—	—	(10.50)	(5.05)	7.70	8.17

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
			1.17%	1.92%	0.92%	1.42%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Income Builder Fund

April 30, 2022

Fund Profile

Country Allocation (% of net assets)

Asset Allocation (% of net assets)**

Footnotes:

Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

*	Excludes cash and cash equivalents.

**	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

Top 10 Holdings (% of net assets)*

Alphabet, Inc., Class C	2.9%

Microsoft Corp.	2.6

Apple, Inc.	1.7

EOG Resources, Inc.	1.4

Amazon.com, Inc.	1.3

Eli Lilly & Co.	1.2

ASML Holding NV	1.1

Berkshire Hathaway, Inc., Class B	1.1

Coca-Cola Co. (The)	1.1

Novo Nordisk A/S, Class B	1.1

Total	15.5%

3

Eaton Vance

Global Income Builder Fund

April 30, 2022

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index is an unmanaged index of global developed market, below investment grade corporate bonds. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 65% MSCI World Index and 35% ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Effective December 7, 2015, the Fund changed its name and principal investment strategies to invest in common stocks, preferred stocks and other hybrid securities and income instruments of U.S. and foreign issuers. As of such date, the Fund was no longer required to invest at least 80% of its net assets in dividend-paying common and preferred stocks. Performance prior to December 7, 2015 reflects the Fund’s performance under its former principal investment strategies.

Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.

[3]

Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.

Fund profile subject to change due to active management.

4

Eaton Vance

Global Income Builder Fund

April 30, 2022

Fund Expenses

Example

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/21)	Ending Account Value (4/30/22)	Expenses Paid During Period* (11/1/21 – 4/30/22)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$885.70	$5.47	1.17%
Class C	$1,000.00	$882.80	$8.96	1.92%
Class I	$1,000.00	$887.50	$4.31	0.92%
Class R	$1,000.00	$885.10	$6.59	1.41%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.99	$5.86	1.17%
Class C	$1,000.00	$1,015.27	$9.59	1.92%
Class I	$1,000.00	$1,020.23	$4.61	0.92%
Class R	$1,000.00	$1,017.80	$7.05	1.41%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2021. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

Global Income Builder Fund

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Investment in Global Income Builder Portfolio, at value (identified cost $228,134,692)	$257,287,785

Receivable for Fund shares sold	148,707

Total assets	$257,436,492

Liabilities

Payable for Fund shares redeemed	$1,216,512

Payable to affiliates:

Administration fee	33,384

Distribution and service fees	47,855

Trustees’ fees	42

Other	202

Accrued expenses	67,052

Total liabilities	$1,365,047

Net Assets	$256,071,445

Sources of Net Assets

Paid-in capital	$218,898,208

Distributable earnings	37,173,237

Net Assets	$256,071,445

Class A Shares

Net Assets	$142,846,494

Shares Outstanding	14,588,266

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.79

Maximum Offering Price Per Share

(100 ÷ 94.75 of net asset value per share)	$10.33

Class C Shares

Net Assets	$18,998,222

Shares Outstanding	1,962,933

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.68

Class I Shares

Net Assets	$93,246,773

Shares Outstanding	9,534,949

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.78

Class R Shares

Net Assets	$979,956

Shares Outstanding	100,435

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.76

On	sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income allocated from Portfolio (net of foreign taxes withheld of $432,487)	$3,299,901

Interest and other income allocated from Portfolio (net of foreign taxes withheld of $6,170)	3,283,895

Expenses allocated from Portfolio	(921,454)

Total investment income from Portfolio	$5,662,342

Expenses

Administration fee	$215,356

Distribution and service fees:

Class A	196,462

Class C	113,075

Class R	1,956

Trustees’ fees and expenses	250

Custodian fee	13,960

Transfer and dividend disbursing agent fees	82,986

Legal and accounting services	13,063

Printing and postage	21,221

Registration fees	36,391

Miscellaneous	6,510

Total expenses	$701,230

Net investment income	$4,961,112

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss):

Investment transactions (net of foreign capital gains taxes of $3,110)	$4,303,007

Futures contracts	(464,260)

Foreign currency transactions	(50,963)

Forward foreign currency exchange contracts	(1,864)

Net realized gain	$3,785,920

Change in unrealized appreciation (depreciation):

Investments (including net increase in accrued foreign capital gains taxes of $24,243)	$(41,437,905)

Futures contracts	(751,663)

Foreign currency	(141,388)

Forward foreign currency exchange contracts	7,624

Net change in unrealized appreciation (depreciation)	$(42,323,332)

Net realized and unrealized loss	$(38,537,412)

Net decrease in net assets from operations	$(33,576,300)

7	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$4,961,112	$7,486,338

Net realized gain	3,785,920	14,670,016 (1)

Net change in unrealized appreciation (depreciation)	(42,323,332)	50,261,021

Net increase (decrease) in net assets from operations	$(33,576,300)	$72,417,375

Distributions to shareholders:

Class A	$(4,372,165)	$(4,679,856)

Class C	(560,507)	(641,216)

Class I	(3,116,404)	(3,565,558)

Class R	(21,434)	(22,315)

Total distributions to shareholders	$(8,070,510)	$(8,908,945)

Transactions in shares of beneficial interest:

Class A	$1,001,757	$8,820,157

Class C	(2,276,706)	(20,459,289)

Class I	(5,295,015)	(4,059,902)

Class R	271,123	54,321

Net decrease in net assets from Fund share transactions	$(6,298,841)	$(15,644,713)

Other capital:

Portfolio transaction fee contributed to Portfolio	$(55,973)	$(153,151)

Portfolio transaction fee allocated from Portfolio	56,001	151,338

Net increase (decrease) in net assets from other capital	$28	$(1,813)

Net increase (decrease) in net assets	$(47,945,623)	$47,861,904

Net Assets

At beginning of period	$304,017,068	$256,155,164

At end of period	$256,071,445	$304,017,068

(1)	Includes $2,657,855 of net realized gains from redemptions in-kind.

8	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2022

Financial Highlights

	Class A

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021		2020		2019		2018		2017

Net asset value — Beginning of period	$11.360		$9.070		$9.210		$8.620		$9.060		$8.130

Income (Loss) From Operations

Net investment income(1)	$0.185		$0.272		$0.330		$0.372		$0.267		$0.357

Net realized and unrealized gain (loss)	(1.455)		2.342		(0.146)		0.542		(0.383)		0.897

Total income (loss) from operations	$(1.270)		$2.614		$0.184		$0.914		$(0.116)		$1.254

Less Distributions

From net investment income	$(0.162)		$(0.324)		$(0.324)		$(0.324)		$(0.324)		$(0.324)

From net realized gain	(0.138)		—		—		—		—		—

Total distributions	$(0.300)		$(0.324)		$(0.324)		$(0.324)		$(0.324)		$(0.324)

Portfolio transaction fee, net(1)	$0.000	(2)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)

Net asset value — End of period	$9.790		$11.360		$9.070		$9.210		$8.620		$9.060

Total Return(4)(5)	(11.43	)%(6)	29.08%		2.12%		10.97%		(1.52)%		15.72%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$142,846		$164,778		$123,152		$131,104		$115,974		$137,914

Ratios (as a percentage of average daily net assets):(7)

Expenses(5)	1.17	%(8)(9)	1.17%		1.17%		1.24%		1.28%		1.29%

Net investment income	3.45	%(8)	2.52%		3.65%		4.22%		2.94%		4.16%

Portfolio Turnover of the Portfolio	35	%(6)	60%		118%		86%		102%		143%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.03% and 0.02% of average daily net assets for the years ended October 31, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Annualized.

(9)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

9	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2022

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021		2020		2019		2018		2017

Net asset value — Beginning of period	$11.230		$8.960		$9.110		$8.530		$8.960		$8.050

Income (Loss) From Operations

Net investment income(1)	$0.138		$0.187		$0.262		$0.292		$0.198		$0.295

Net realized and unrealized gain (loss)	(1.428)		2.328		(0.153)		0.546		(0.371)		0.875

Total income (loss) from operations	$(1.290)		$2.515		$0.109		$0.838		$(0.173)		$1.170

Less Distributions

From net investment income	$(0.122)		$(0.245)		$(0.259)		$(0.258)		$(0.257)		$(0.260)

From net realized gain	(0.138)		—		—		—		—		—

Total distributions	$(0.260)		$(0.245)		$(0.259)		$(0.258)		$(0.257)		$(0.260)

Portfolio transaction fee, net(1)	$0.000	(2)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)

Net asset value — End of period	$9.680		$11.230		$8.960		$9.110		$8.530		$8.960

Total Return(4)(5)	(11.72	)%(6)	28.26%		1.29%		10.13%		(2.16)%		14.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$18,998		$24,505		$37,875		$56,314		$87,821		$110,594

Ratios (as a percentage of average daily net assets):(7)

Expenses(5)	1.92	%(8)(9)	1.92%		1.92%		2.00%		2.03%		2.04%

Net investment income	2.60	%(8)	1.76%		2.93%		3.36%		2.20%		3.46%

Portfolio Turnover of the Portfolio	35	%(6)	60%		118%		86%		102%		143%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.03% and 0.02% of average daily net assets for the years ended October 31, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Annualized.

(9)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

10	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2022

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021		2020		2019		2018		2017

Net asset value — Beginning of period	$11.340		$9.060		$9.190		$8.610		$9.040		$8.130

Income (Loss) From Operations

Net investment income(1)	$0.197		$0.297		$0.354		$0.386		$0.287		$0.398

Net realized and unrealized gain (loss)	(1.443)		2.333		(0.136)		0.542		(0.369)		0.859

Total income (loss) from operations	$(1.246)		$2.630		$0.218		$0.928		$(0.082)		$1.257

Less Distributions

From net investment income	$(0.176)		$(0.350)		$(0.348)		$(0.348)		$(0.348)		$(0.347)

From net realized gain	(0.138)		—		—		—		—		—

Total distributions	$(0.314)		$(0.350)		$(0.348)		$(0.348)		$(0.348)		$(0.347)

Portfolio transaction fee, net(1)	$0.000	(2)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)

Net asset value — End of period	$9.780		$11.340		$9.060		$9.190		$8.610		$9.040

Total Return(4)(5)	(11.25	)%(6)	29.31%		2.51%		11.17%		(1.26)%		15.90%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$93,247		$113,907		$94,518		$107,290		$112,202		$108,772

Ratios (as a percentage of average daily net assets):(7)

Expenses(5)	0.92	%(8)(9)	0.92%		0.92%		0.99%		1.02%		1.04%

Net investment income	3.67	%(8)	2.76%		3.92%		4.39%		3.17%		4.61%

Portfolio Turnover of the Portfolio	35	%(6)	60%		118%		86%		102%		143%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.03% and 0.02% of average daily net assets for the years ended October 31, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Annualized.

(9)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

11	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2022

Financial Highlights — continued

	Class R

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021		2020		2019		2018		2017

Net asset value — Beginning of period	$11.320		$9.040		$9.180		$8.600		$9.030		$8.110

Income (Loss) From Operations

Net investment income(1)	$0.170		$0.247		$0.310		$0.345		$0.243		$0.331

Net realized and unrealized gain (loss)	(1.443)		2.332		(0.149)		0.536		(0.373)		0.890

Total income (loss) from operations	$(1.273)		$2.579		$0.161		$0.881		$(0.130)		$1.221

Less Distributions

From net investment income	$(0.149)		$(0.299)		$(0.301)		$(0.301)		$(0.300)		$(0.301)

From net realized gain	(0.138)		—		—		—		—		—

Total distributions	$(0.287)		$(0.299)		$(0.301)		$(0.301)		$(0.300)		$(0.301)

Portfolio transaction fee, net(1)	$0.000	(2)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)

Net asset value — End of period	$9.760		$11.320		$9.040		$9.180		$8.600		$9.030

Total Return(4)(5)	(11.49	)%(6)	28.76%		1.87%		10.59%		(1.78)%		15.45%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$980		$827		$610		$629		$506		$503

Ratios (as a percentage of average daily net assets):(7)

Expenses(5)	1.41	%(8)(9)	1.42%		1.42%		1.49%		1.52%		1.54%

Net investment income	3.17	%(8)	2.29%		3.44%		3.92%		2.69%		3.84%

Portfolio Turnover of the Portfolio	35	%(6)	60%		118%		86%		102%		143%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.03% and 0.02% of average daily net assets for the years ended October 31, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Annualized.

(9)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

12	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Income Builder Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Income Builder Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.6% at April 30, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

13

Eaton Vance

Global Income Builder Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which BMR or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	0.550%

$500 million but less than $1 billion	0.525%

$1 billion but less than $2.5 billion	0.500%

$2.5 billion and over	0.475%

For the six months ended April 30, 2022, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged BMR to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2022, the administration fee amounted to $215,356. EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 1.17%, 1.92%, 0.92% and 1.42% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after February 28, 2023. Pursuant to this agreement, EVM and EVAIL were allocated no operating expenses for the six months ended April 30, 2022.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2022, EVM earned $7,750 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,000 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2022. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2022 amounted to $196,462 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2022, the Fund paid or accrued to EVD $84,806 for Class C shares.

14

Eaton Vance

Global Income Builder Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2022, the Fund paid or accrued to EVD $978 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2022 amounted to $28,269 and $978 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase, depending on the circumstances of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2022, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders and approximately $1,000 of CDSCs paid by Class C shareholders.

6  Investment Transactions

For the six months ended April 30, 2022, increases and decreases in the Fund’s investment in the Portfolio aggregated $3,672,111 and $18,768,811, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1L of the Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount

Class A

Sales	585,326	$6,420,148	1,097,807	$11,788,255

Issued to shareholders electing to receive payments of distributions in Fund shares	369,269	4,043,825	402,814	4,325,494

Redemptions	(1,096,744)	(11,881,923)	(2,268,917)	(24,296,977)

Converted from Class C shares	223,839	2,419,707	1,693,556	17,003,385

Net increase	81,690	$1,001,757	925,260	$8,820,157

Class C

Sales	128,374	$1,423,337	252,011	$2,724,113

Issued to shareholders electing to receive payments of distributions in Fund shares	50,325	546,468	59,010	621,341

Redemptions	(172,033)	(1,826,804)	(640,670)	(6,801,358)

Converted to Class A shares	(226,443)	(2,419,707)	(1,712,817)	(17,003,385)

Net decrease	(219,777)	$(2,276,706)	(2,042,466)	$(20,459,289)

15

Eaton Vance

Global Income Builder Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount

Class I

Sales	890,657	$9,686,497	1,840,359	$19,793,612

Issued to shareholders electing to receive payments of distributions in Fund shares	269,063	2,938,884	298,003	3,197,990

Redemptions	(1,665,319)	(17,920,396)	(2,534,633)	(27,051,504)

Net decrease	(505,599)	$(5,295,015)	(396,271)	$(4,059,902)

Class R

Sales	38,868	$395,650	21,302	$222,145

Issued to shareholders electing to receive payments of distributions in Fund shares	1,959	21,434	2,081	22,315

Redemptions	(13,464)	(145,961)	(17,786)	(190,139)

Net increase	27,363	$271,123	5,597	$54,321

16

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited)

Common Stocks — 59.4%
Security	Shares	Value

Aerospace & Defense — 0.4%

Safran S.A.	9,735	$1,045,524

		$1,045,524

Air Freight & Logistics — 0.2%

GXO Logistics, Inc.(1)	8,861	$524,483

		$524,483

Automobiles — 1.5%

Bayerische Motoren Werke AG	10,892	$889,503

Mercedes-Benz Group AG	28,985	2,023,187

Stellantis NV	61,872	830,672

		$3,743,362

Banks — 3.3%

Banco Santander S.A.	168,388	$492,088

Bank of New York Mellon Corp. (The)	12,231	514,436

Citigroup, Inc.	19,891	958,945

Credit Agricole S.A.	35,704	385,534

DNB Bank ASA	74,308	1,439,889

HDFC Bank, Ltd.	60,961	1,090,846

ING Groep NV	58,193	551,333

M&T Bank Corp.	4,236	705,887

Svenska Handelsbanken AB, Class A	127,502	1,286,026

Swedbank AB, Class A	72,645	1,149,189

		$8,574,173

Beverages — 1.9%

Coca-Cola Co. (The)	43,169	$2,789,149

Diageo PLC	42,058	2,098,226

		$4,887,375

Biotechnology — 0.3%

CSL, Ltd.	4,413	$842,222

		$842,222

Building Products — 0.7%

Assa Abloy AB, Class B	41,989	$1,061,151

Kingspan Group PLC	7,071	658,219

		$1,719,370

Security	Shares	Value

Capital Markets — 0.2%

State Street Corp.	6,685	$447,694

		$447,694

Chemicals — 1.7%

BASF SE	35,218	$1,854,685

Covestro AG(2)	34,676	1,492,993

Sika AG	3,725	1,137,831

		$4,485,509

Construction & Engineering — 0.9%

Bouygues S.A.	44,583	$1,532,908

Skanska AB, Class B	41,105	785,196

		$2,318,104

Construction Materials — 0.4%

Holcim AG	22,052	$1,078,244

		$1,078,244

Consumer Finance — 0.0%(3)

Capital One Financial Corp.	4	$498

		$498

Diversified Financial Services — 1.1%

Berkshire Hathaway, Inc., Class B(1)	8,653	$2,793,448

		$2,793,448

Diversified Telecommunication Services — 1.2%

Elisa Oyj	12,129	$711,019

Swisscom AG(1)	1,462	864,482

Telefonica Deutschland Holding AG(2)	337,918	1,016,298

Telenor ASA	43,737	616,843

		$3,208,642

Electric Utilities — 0.8%

Iberdrola S.A.	99,714	$1,145,794

NextEra Energy, Inc.	13,920	988,598

		$2,134,392

Electrical Equipment — 1.2%

AMETEK, Inc.	12,139	$1,532,670

Schneider Electric SE	11,379	1,632,535

		$3,165,205

Electronic Equipment, Instruments & Components — 1.5%

CDW Corp.	8,380	$1,367,449

17	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)

Halma PLC	37,153	$1,140,431

Keyence Corp.	1,457	585,720

TE Connectivity, Ltd.	6,822	851,249

Zebra Technologies Corp., Class A(1)	8	2,957

		$3,947,806

Entertainment — 0.7%

Walt Disney Co. (The)(1)	17,220	$1,922,269

		$1,922,269

Equity Real Estate Investment Trusts (REITs) — 0.6%

American Tower Corp.	2,955	$712,214

Equity Residential	4,393	358,030

Healthpeak Properties, Inc.	14,331	470,200

		$1,540,444

Food Products — 2.0%

Danone S.A.	12,694	$767,622

Mondelez International, Inc., Class A	30,952	1,995,785

Nestle S.A.	18,730	2,417,932

		$5,181,339

Health Care Equipment & Supplies — 2.0%

Alcon, Inc.	9,732	$694,873

Boston Scientific Corp.(1)	49,310	2,076,444

Intuitive Surgical, Inc.(1)	5,640	1,349,652

Straumann Holding AG	7,920	933,701

		$5,054,670

Health Care Providers & Services — 0.8%

Anthem, Inc.	4,192	$2,104,091

		$2,104,091

Hotels, Restaurants & Leisure — 0.7%

Compass Group PLC	68,426	$1,443,915

InterContinental Hotels Group PLC	7,205	459,965

		$1,903,880

Insurance — 4.5%

AIA Group, Ltd.	55,923	$549,374

Allianz SE	7,180	1,620,053

Allstate Corp. (The)	3,512	444,408

Aviva PLC	44,970	241,270

AXA S.A.	40,255	1,064,947

Gjensidige Forsikring ASA	19,175	409,950

Security	Shares	Value

Insurance (continued)

Muenchener Rueckversicherungs-Gesellschaft AG	5,603	$1,334,302

Sampo Oyj, Class A	19,013	923,222

SCOR SE	36,286	1,025,944

Storebrand ASA	71,409	620,272

Swiss Life Holding AG	1,597	933,790

Swiss Re AG	21,406	1,755,438

Zurich Insurance Group AG(1)	1,781	810,835

		$11,733,805

Interactive Media & Services — 2.9%

Alphabet, Inc., Class C(1)(4)	3,250	$7,472,822

		$7,472,822

Internet & Direct Marketing Retail — 1.3%

Amazon.com, Inc.(1)	1,365	$3,392,885

		$3,392,885

IT Services — 1.7%

Amadeus IT Group S.A.(1)	15,592	$977,040

Fidelity National Information Services, Inc.	12,602	1,249,488

Global Payments, Inc.	2,707	370,805

Visa, Inc., Class A	7,892	1,682,022

		$4,279,355

Leisure Products — 0.2%

Yamaha Corp.	11,084	$423,486

		$423,486

Life Sciences Tools & Services — 0.5%

Danaher Corp.	2,894	$726,770

Lonza Group AG(1)	1,051	619,705

		$1,346,475

Machinery — 1.8%

Graco, Inc.	7,630	$473,212

Ingersoll Rand, Inc.	24,552	1,079,306

Kone Oyj, Class B	7,379	354,765

Sandvik AB	5,607	106,131

SKF AB, Class B	30,506	498,245

SMC Corp.	1,248	604,307

Valmet Oyj	11,807	316,201

Volvo AB, Class B	73,276	1,169,003

		$4,601,170

18	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Metals & Mining — 0.6%

Rio Tinto, Ltd.	19,125	$1,512,862

		$1,512,862

Multi-Utilities — 0.6%

CMS Energy Corp.	8,069	$554,260

E.ON SE	87,941	915,198

		$1,469,458

Oil, Gas & Consumable Fuels — 2.5%

Chevron Corp.	13,558	$2,124,132

EOG Resources, Inc.	30,347	3,543,315

Phillips 66	2,171	188,356

Pioneer Natural Resources Co.	2,523	586,522

		$6,442,325

Paper & Forest Products — 0.4%

Stora Enso Oyj	17,758	$349,468

UPM-Kymmene Oyj	20,630	713,639

		$1,063,107

Pharmaceuticals — 5.4%

AstraZeneca PLC	14,455	$1,928,894

Eli Lilly & Co.	10,732	3,135,139

Novo Nordisk A/S, Class B	24,134	2,756,736

Roche Holding AG PC(1)	5,541	2,054,679

Sanofi	18,821	1,989,283

Zoetis, Inc.	11,272	1,997,962

		$13,862,693

Professional Services — 1.4%

Recruit Holdings Co., Ltd.	15,984	$579,925

RELX PLC	56,905	1,695,228

SGS S.A.(1)	108	277,508

Verisk Analytics, Inc.	4,623	943,323

		$3,495,984

Semiconductors & Semiconductor Equipment — 2.8%

ASML Holding NV	5,128	$2,910,337

Infineon Technologies AG	37,394	1,061,362

Micron Technology, Inc.	24,254	1,653,880

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	16,006	1,487,438

		$7,113,017

Software — 3.9%

Adobe, Inc.(1)	1,912	$757,056

Security	Shares	Value

Software (continued)

Dassault Systemes SE	25,680	$1,135,681

Intuit, Inc.	3,022	1,265,463

Microsoft Corp.	24,412	6,774,818

Riverbed Technology, Inc.(1)(5)	3,977	9,446

		$9,942,464

Specialty Retail — 1.2%

Lowe’s Cos., Inc.	9,071	$1,793,609

TJX Cos., Inc. (The)	22,450	1,375,736

		$3,169,345

Technology Hardware, Storage & Peripherals — 1.7%

Apple, Inc.	28,022	$4,417,668

		$4,417,668

Textiles, Apparel & Luxury Goods — 1.0%

adidas AG	5,396	$1,088,153

LVMH Moet Hennessy Louis Vuitton SE	2,261	1,463,172

		$2,551,325

Trading Companies & Distributors — 0.2%

Ashtead Group PLC	12,256	$633,724

		$633,724

Wireless Telecommunication Services — 0.7%

Tele2 AB, Class B	143,359	$1,900,121

		$1,900,121

Total Common Stocks (identified cost $112,795,106)		$153,446,835

Convertible Bonds — 0.1%
Security	Principal Amount (000’s omitted)	Value

Leisure Products — 0.1%

Peloton Interactive, Inc., 0.00%, 2/15/26	$310	$253,814

		$253,814

19	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Software — 0.0%(3)

1Life Healthcare, Inc., 3.00%, 6/15/25		$148	$124,986

			$124,986

Total Convertible Bonds (identified cost $397,559)			$378,800

Convertible Preferred Stocks — 0.1%
Security		Shares	Value

Health Care Equipment & Supplies — 0.1%

Becton Dickinson and Co., Series B, 6.00%		3,268	$167,027

			$167,027

Software — 0.0%(3)

Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(1)(5)		2,480	$23,558

			$23,558

Total Convertible Preferred Stocks (identified cost $244,405)			$190,585

Corporate Bonds — 35.2%
Security		Principal Amount (000’s omitted)*	Value

Aerospace & Defense — 0.7%

Moog, Inc., 4.25%, 12/15/27(2)		170	$158,507

Rolls-Royce PLC, 5.75%, 10/15/27(2)		492	475,107

TransDigm UK Holdings PLC, 6.875%, 5/15/26		200	199,267

TransDigm, Inc.:

4.625%, 1/15/29		185	161,198

5.50%, 11/15/27		106	97,337

6.25%, 3/15/26(2)		419	417,372

7.50%, 3/15/27		327	329,897

			$1,838,685

Airlines — 0.4%

Air Canada, 3.875%, 8/15/26(2)		101	$93,503

Air France-KLM, 1.875%, 1/16/25(6)	EUR	400	373,601

American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:

5.50%, 4/20/26(2)		314	311,618

5.75%, 4/20/29(2)		144	138,989

Security		Principal Amount (000’s omitted)*	Value

Airlines (continued)

United Airlines, Inc., 4.625%, 4/15/29(2)		193	$177,357

			$1,095,068

Auto Components — 0.6%

Clarios Global, L.P./Clarios US Finance Co.:

4.375%, 5/15/26(6)	EUR	581	$588,608

8.50%, 5/15/27(2)		273	273,175

IHO Verwaltungs GmbH, 6.375%, (6.375% cash or 7.125% PIK), 5/15/29(2)(7)		200	190,609

Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(2)		54	43,862

TI Automotive Finance PLC, 3.75%, 4/15/29(6)	EUR	200	179,026

Wheel Pros, Inc., 6.50%, 5/15/29(2)		213	162,159

			$1,437,439

Automobiles — 0.7%

Allison Transmission, Inc., 3.75%, 1/30/31(2)		42	$36,399

Ford Motor Co.:

3.25%, 2/12/32		364	296,418

4.75%, 1/15/43		197	158,966

9.625%, 4/22/30		26	31,819

Ford Motor Credit Co., LLC:

3.087%, 1/9/23		231	231,488

3.37%, 11/17/23		200	196,750

4.125%, 8/17/27		555	515,151

5.125%, 6/16/25		200	199,730

Jaguar Land Rover Automotive PLC, 6.875%, 11/15/26(6)	EUR	100	103,545

			$1,770,266

Automotives — 0.2%

Goodyear Tire & Rubber Co. (The):

5.00%, 7/15/29		336	$299,999

5.25%, 7/15/31		270	233,256

			$533,255

Banks — 1.7%

Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/10/28(2)(8)(9)		200	$198,367

Bank of America Corp., Series RR, 4.375% to 1/27/27(8)(9)		110	97,625

Citigroup, Inc., Series M, 6.30% to 5/15/24(8)(9)		200	198,500

Comerica, Inc., 5.625% to 7/1/25(8)(9)		100	102,340

Credit Suisse Group AG, 7.50% to 7/17/23(2)(8)(9)		208	206,503

Deutsche Bank AG, 7.125% to 4/30/26(6)(8)(9)	GBP	100	122,886

Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(2)(8)(9)		220	233,200

20	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)*	Value

Banks (continued)

HSBC Holdings PLC, 4.60% to 12/17/30(8)(9)		200	$170,000

Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(8)(9)		125	125,246

JPMorgan Chase & Co.:

Series KK, 3.65% to 6/1/26(8)(9)		251	225,900

Series S, 6.75% to 2/1/24(8)(9)		215	218,915

Series X, 6.10% to 10/1/24(8)(9)		165	165,450

Lloyds Banking Group PLC, 7.50% to 9/27/25(8)(9)		200	206,020

Natwest Group PLC, 4.60% to 6/28/31(8)(9)		200	168,045

Societe Generale S.A., 5.375% to 11/18/30(2)(8)(9)		200	176,100

Standard Chartered PLC, 4.75% to 1/14/31(2)(8)(9)		229	196,511

SVB Financial Group, 4.10% to 2/15/31(8)(9)		281	229,015

SVB Financial Group., Series C, 4.00% to 5/15/26(8)(9)		58	50,515

Truist Financial Corp., Series Q, 5.10% to 3/1/30(8)(9)		77	77,096

UniCredit SpA, 7.296% to 4/2/29, 4/2/34(2)(9)		200	202,264

Vivion Investments S.a.r.l., 3.00%, 8/8/24(6)	EUR	800	776,546

Wells Fargo & Co., Series BB, 3.90% to 3/15/26(8)(9)		55	50,219

Zions Bancorp NA, 5.80% to 6/15/23(8)(9)		268	264,050

			$4,461,313

Biotechnology — 0.4%

Grifols Escrow Issuer S.A.:

3.875%, 10/15/28(6)	EUR	925	$878,089

4.75%, 10/15/28(2)		231	211,074

			$1,089,163

Building Products — 1.3%

Builders FirstSource, Inc.:

4.25%, 2/1/32(2)		204	$174,472

5.00%, 3/1/30(2)		90	83,372

Empire Communities Corp., 7.00%, 12/15/25(2)		255	241,934

HT Troplast GmbH, 9.25%, 7/15/25(6)	EUR	650	679,034

Masonite International Corp., 5.375%, 2/1/28(2)		105	100,729

Oscar AcquisitionCo, LLC/Oscar Finance, Inc., 9.50%, 4/15/30(2)		85	77,660

Standard Industries, Inc.:

2.25%, 11/21/26(6)	EUR	400	374,151

4.375%, 7/15/30(2)		275	229,625

5.00%, 2/15/27(2)		78	73,997

Taylor Morrison Communities, Inc., 5.75%, 1/15/28(2)		196	191,819

Victoria PLC, 3.625%, 8/24/26(6)	EUR	806	791,811

WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(2)		346	336,926

			$3,355,530

Security		Principal Amount (000’s omitted)*	Value

Capital Markets — 0.2%

AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(9)		150	$140,844

Charles Schwab Corp. (The), Series I, 4.00% to 6/1/26(8)(9)		259	235,172

UBS Group AG, 4.375% to 2/10/31(2)(8)(9)		200	167,440

			$543,456

Casino & Gaming — 0.3%

Cinemark USA, Inc.:

5.875%, 3/15/26(2)		67	$62,562

8.75%, 5/1/25(2)		48	50,075

Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(2)		393	431,329

Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(2)		250	239,006

			$782,972

Chemicals — 0.5%

ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(2)		88	$77,725

Herens Holdco S.a.r.l., 4.75%, 5/15/28(2)		201	176,629

Herens Midco S.a.r.l., 5.25%, 5/15/29(6)	EUR	271	236,961

NOVA Chemicals Corp., 4.25%, 5/15/29(2)		203	175,957

Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(2)		172	162,791

SGL Carbon SE, 4.625%, 9/30/24(6)	EUR	200	208,265

Valvoline, Inc.:

3.625%, 6/15/31(2)		128	104,237

4.25%, 2/15/30(2)		140	121,706

			$1,264,271

Commercial Services & Supplies — 1.6%

Adtalem Global Education, Inc., 5.50%, 3/1/28(2)		182	$167,326

Clean Harbors, Inc.:

4.875%, 7/15/27(2)		101	99,108

5.125%, 7/15/29(2)		61	60,246

EC Finance PLC, 3.00%, 10/15/26(6)	EUR	274	279,639

Gartner, Inc.:

3.75%, 10/1/30(2)		107	95,586

4.50%, 7/1/28(2)		151	144,930

GFL Environmental, Inc.:

3.50%, 9/1/28(2)		265	236,226

3.75%, 8/1/25(2)		130	123,336

4.75%, 6/15/29(2)		343	311,727

HealthEquity, Inc., 4.50%, 10/1/29(2)		186	170,190

Hertz Corp. (The):

4.625%, 12/1/26(2)		29	26,473

21	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)*	Value

Commercial Services & Supplies (continued)

Hertz Corp. (The): (continued) 5.00%, 12/1/29(2)		230	$201,547

Korn Ferry, 4.625%, 12/15/27(2)		233	221,044

Madison IAQ, LLC, 5.875%, 6/30/29(2)		290	236,715

MoneyGram International, Inc., 5.375%, 8/1/26(2)		249	254,299

NESCO Holdings II, Inc., 5.50%, 4/15/29(2)		206	194,381

Paprec Holding S.A., 3.50%, 7/1/28(6)	EUR	352	345,731

PROG Holdings, Inc., 6.00%, 11/15/29(2)		139	123,011

Team Health Holdings, Inc., 6.375%, 2/1/25(2)		235	200,631

Terminix Co., LLC (The), 7.45%, 8/15/27		536	600,108

Tervita Corp., 11.00%, 12/1/25(2)		123	137,299

			$4,229,553

Construction & Engineering — 0.1%

TopBuild Corp., 4.125%, 2/15/32(2)		263	$226,988

			$226,988

Construction Materials — 0.2%

SRM Escrow Issuer, LLC, 6.00%, 11/1/28(2)		644	$619,306

			$619,306

Consumer Finance — 0.3%

CPUK Finance, Ltd., 4.875%, 8/28/25(6)	GBP	278	$336,667

PRA Group, Inc.:

5.00%, 10/1/29(2)		115	106,593

7.375%, 9/1/25(2)		261	270,379

			$713,639

Containers & Packaging — 0.4%

Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/1/29(2)		205	$175,940

Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(2)		312	268,353

Kleopatra Finco S.a.r.l., 4.25%, 3/1/26(6)	EUR	479	435,839

Verallia S.A., 1.875%, 11/10/31(6)	EUR	100	90,586

			$970,718

Cosmetics/Personal Care — 0.1%

Edgewell Personal Care Co.:

4.125%, 4/1/29(2)		74	$65,775

5.50%, 6/1/28(2)		180	174,411

			$240,186

Security		Principal Amount (000’s omitted)*	Value

Distributors — 0.5%

BCPE Empire Holdings, Inc., 7.625%, 5/1/27(2)		475	$445,778

Parts Europe S.A., 4.00%, (3 mo. EURIBOR + 4.00%, Floor 4.00%), 7/20/27(6)(10)	EUR	350	367,386

Performance Food Group, Inc.:

4.25%, 8/1/29(2)		315	280,418

5.50%, 10/15/27(2)		169	164,214

Ritchie Bros. Holdings, Inc., 4.75%, 12/15/31(2)		110	110,169

			$1,367,965

Diversified Consumer Services — 0.3%

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(6)		750	$749,141

			$749,141

Diversified Financial Services — 1.7%

Allied Universal Holdco, LLC/Allied Universal Finance Corp.:

6.625%, 7/15/26(2)		485	$469,286

9.75%, 7/15/27(2)		203	197,302

Ally Financial, Inc., 4.70% to 5/15/26(8)(9)		237	205,390

Alpha Holding S.A. de CV, 9.00%, 2/10/25(2)(11)		200	12,500

American AgCredit Corp., Series QIB, 5.25% to 6/15/26(2)(8)(9)		250	228,438

Bread Financial Holdings, Inc., 4.75%, 12/15/24(2)		194	188,445

Coinbase Global, Inc.:

3.375%, 10/1/28(2)		113	87,938

3.625%, 10/1/31(2)		151	111,833

Encore Capital Group, Inc.:

4.25%, (3 mo. EURIBOR + 4.25%, Floor 4.25%), 1/15/28(6)(10)	EUR	479	501,870

5.375%, 2/15/26(6)	GBP	180	223,268

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:

6.25%, 5/15/26		99	98,328

6.375%, 12/15/25		120	119,342

Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(2)		305	282,855

Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(2)		343	320,355

Louvre Bidco S.A.S., 6.50%, 9/30/24(6)	EUR	310	327,277

Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(2)		160	162,135

Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:

2.875%, 10/15/26(2)		156	138,234

3.625%, 3/1/29(2)		133	113,891

Sherwood Financing PLC, 6.00%, 11/15/26(6)	GBP	420	489,294

VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(2)		256	223,703

			$4,501,684

22	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)*	Value

Diversified Telecommunication Services — 0.4%

Level 3 Financing, Inc.:

4.25%, 7/1/28(2)		324	$274,318

5.25%, 3/15/26		90	87,639

Lorca Telecom Bondco S.A., 4.00%, 9/18/27(6)	EUR	650	630,126

			$992,083

Electric Utilities — 1.3%

Dominion Energy, Inc., Series C, 4.35% to 1/15/27(8)(9)		93	$85,402

Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(2)		353	360,097

FirstEnergy Corp.:

2.65%, 3/1/30		53	45,031

Series B, 4.40%, 7/15/27		257	249,636

Series C, 7.375%, 11/15/31		47	53,975

Imola Merger Corp., 4.75%, 5/15/29(2)		370	344,572

NextEra Energy Operating Partners, L.P.:

4.25%, 9/15/24(2)		9	8,875

4.50%, 9/15/27(2)		205	194,443

NRG Energy, Inc.:

3.375%, 2/15/29(2)		106	89,980

3.625%, 2/15/31(2)		177	147,635

3.875%, 2/15/32(2)		195	163,069

5.25%, 6/15/29(2)		122	115,081

Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(2)		199	186,327

Sempra Energy, 4.125% to 1/1/27, 4/1/52(9)		167	147,072

Southern California Edison Co., Series E, 5.485%, (3 mo. USD LIBOR + 4.199%), 6/6/22(10)		101	99,990

Southern Co. (The):

Series 21-A, 3.75% to 6/15/26, 9/15/51(9)		120	108,300

Series B, 4.00% to 10/15/25, 1/15/51(9)		56	53,349

Series B, 4.456%, (3 mo. USD LIBOR + 3.63%), 3/15/57(10)		192	188,691

TerraForm Power Operating, LLC:

4.25%, 1/31/23(2)		95	95,239

5.00%, 1/31/28(2)		237	221,789

Vistra Operations Co., LLC:

4.375%, 5/1/29(2)		173	157,212

5.00%, 7/31/27(2)		232	221,258

			$3,337,023

Electronic Equipment, Instruments & Components — 0.1%

II-VI, Inc., 5.00%, 12/15/29(2)		138	$129,561

WESCO Distribution, Inc., 7.25%, 6/15/28(2)		153	158,125

			$287,686

Security		Principal Amount (000’s omitted)*	Value

Entertainment — 1.0%

Caesars Entertainment, Inc.:

6.25%, 7/1/25(2)		417	$422,067

8.125%, 7/1/27(2)		56	58,587

CDI Escrow Issuer, Inc., 5.75%, 4/1/30(2)		233	224,911

Cinemark USA, Inc., 5.25%, 7/15/28(2)		206	183,310

Gamma Bidco SpA, 6.25%, 7/15/25(6)	EUR	200	208,089

Jacobs Entertainment, Inc., 6.75%, 2/15/29(2)		248	243,284

LHMC Finco 2 S.a.r.l., 7.25%, (7.25% cash or 8.00%

PIK), 10/2/25(6)(7)	EUR	714	719,282

Powdr Corp., 6.00%, 8/1/25(2)		227	230,948

Scientific Games International, Inc., 7.00%, 5/15/28(2)		216	221,359

			$2,511,837

Equity Real Estate Investment Trusts (REITs) — 0.2%(3)

Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 4.50%, 4/1/27(2)		371	$336,593

HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%,

6/15/26(2)		200	183,935

			$520,528

Food Products — 0.6%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons,

L.P./Albertsons, LLC:

4.875%, 2/15/30(2)		138	$125,149

5.875%, 2/15/28(2)		181	176,124

Kraft Heinz Foods Co.:

3.875%, 5/15/27		166	162,555

4.375%, 6/1/46		44	38,614

4.625%, 10/1/39		56	51,767

5.50%, 6/1/50		34	34,332

Land O’ Lakes, Inc., 8.00%(2)(8)		235	247,637

Nomad Foods Bondco PLC, 2.50%, 6/24/28(6)	EUR	571	540,549

Pilgrim’s Pride Corp., 3.50%, 3/1/32(2)		316	267,496

			$1,644,223

Gas Utilities — 0.1%

NiSource, Inc., 5.65% to 6/15/23(8)(9)		280	$271,600

			$271,600

Health Care Equipment & Supplies — 1.4%

Centene Corp.:

2.50%, 3/1/31		311	$258,993

3.00%, 10/15/30		377	328,561

3.375%, 2/15/30		308	275,615

4.625%, 12/15/29		319	309,430

23	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)*	Value

Health Care Equipment & Supplies (continued)

Compass Minerals International, Inc., 6.75%, 12/1/27(2)	399	$404,458

LifePoint Health, Inc., 5.375%, 1/15/29(2)	110	94,188

ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(2)	101	88,503

Molina Healthcare, Inc.:

3.875%, 11/15/30(2)	245	221,356

3.875%, 5/15/32(2)	189	166,222

Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(2)	519	452,381

Tenet Healthcare Corp.:

4.375%, 1/15/30(2)	102	92,927

6.125%, 10/1/28(2)	261	251,006

6.875%, 11/15/31	10	10,374

US Acute Care Solutions, LLC, 6.375%, 3/1/26(2)	400	388,976

Varex Imaging Corp., 7.875%, 10/15/27(2)	219	225,840

		$3,568,830

Health Care Providers & Services — 0.5%

HCA, Inc.:

5.375%, 9/1/26	270	$276,656

5.625%, 9/1/28	245	253,537

Legacy LifePoint Health, LLC, 4.375%, 2/15/27(2)	173	160,240

ModivCare, Inc., 5.875%, 11/15/25(2)	182	178,580

Tenet Healthcare Corp.:

4.625%, 9/1/24(2)	49	48,635

4.875%, 1/1/26(2)	290	284,274

5.125%, 11/1/27(2)	138	134,164

		$1,336,086

Hotels, Restaurants & Leisure — 0.5%

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:

3.875%, 1/15/28(2)	286	$263,545

4.375%, 1/15/28(2)	182	166,311

5.75%, 4/15/25(2)	66	67,500

Lithia Motors, Inc., 4.625%, 12/15/27(2)	91	86,785

MGM Resorts International, 4.75%, 10/15/28	264	242,853

Viking Cruises, Ltd., 5.875%, 9/15/27(2)	480	407,316

		$1,234,310

Household Products — 0.2%

Central Garden & Pet Co., 4.125%, 10/15/30	55	$47,630

Tempur Sealy International, Inc., 3.875%, 10/15/31(2)	397	329,724

		$377,354

Security		Principal Amount (000’s omitted)*	Value

Housewares — 0.2%

ProGroup AG, 3.00%, 3/31/26(6)	EUR	460	$461,846

			$461,846

Independent Power and Renewable Electricity Producers — 0.2%

Algonquin Power & Utilities Corp., 4.75% to 1/18/27,

1/18/82(9)		113	$103,501

Calpine Corp.:

5.125%, 3/15/28(2)		273	248,323

5.25%, 6/1/26(2)		50	49,435

NRG Energy, Inc., 5.75%, 1/15/28		210	205,521

			$606,780

Industrial Conglomerates — 0.1%

Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%,

2/1/26(2)		162	$151,681

Gatwick Airport Finance PLC, 4.375%, 4/7/26(6)	GBP	145	170,627

			$322,308

Insurance — 0.6%

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(2)		458	$433,621

Galaxy Finco, Ltd., 9.25%, 7/31/27(6)	GBP	525	656,544

Liberty Mutual Group, Inc., 4.125% to 9/15/26,

12/15/51(2)(9)		115	104,540

Prudential Financial, Inc., 5.125% to 11/28/31, 3/1/52(9)		60	58,443

QBE Insurance Group, Ltd., 5.875% to 5/12/25(2)(8)(9)		222	223,665

			$1,476,813

Leisure Products — 0.7%

Carnival Corp.:

5.75%, 3/1/27(2)		207	$187,790

7.625%, 3/1/26(2)		87	85,250

Dometic Group AB, 2.00%, 9/29/28(6)	EUR	100	91,078

Life Time, Inc.:

5.75%, 1/15/26(2)		199	193,359

8.00%, 4/15/26(2)		333	325,541

Lindblad Expeditions, LLC, 6.75%, 2/15/27(2)		154	151,313

NCL Corp., Ltd.:

5.875%, 3/15/26(2)		106	98,051

5.875%, 2/15/27(2)		67	63,957

7.75%, 2/15/29(2)		56	54,396

NCL Finance, Ltd., 6.125%, 3/15/28(2)		55	49,575

Sabre GLBL, Inc., 9.25%, 4/15/25(2)		259	276,765

24	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)*	Value

Leisure Products (continued)

Viking Cruises, Ltd., 7.00%, 2/15/29(2)		104	$92,692

Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(2)		66	58,329

			$1,728,096

Life Sciences Tools & Services — 0.1%

W.R. Grace Holdings, LLC, 4.875%, 6/15/27(2)		245	$230,655

			$230,655

Machinery — 0.2%

Frigoglass Finance B.V., 6.875%, 2/12/25(6)	EUR	375	$269,756

IMA Industria Macchine Automatiche SpA, 3.75%, 1/15/28(6)	EUR	381	357,832

			$627,588

Media — 1.9%

Altice France S.A., 8.125%, 2/1/27(2)		458	$462,037

Audacy Capital Corp., 6.75%, 3/31/29(2)		261	226,382

Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(2)		308	287,604

CCO Holdings, LLC/CCO Holdings Capital Corp.:

4.25%, 2/1/31(2)		338	285,509

4.50%, 8/15/30(2)		343	299,835

4.75%, 3/1/30(2)		322	288,316

4.75%, 2/1/32(2)		139	119,708

5.375%, 6/1/29(2)		110	104,370

CSC Holdings, LLC, 7.50%, 4/1/28(2)		200	184,685

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(2)		70	25,987

LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(2)		205	186,960

McGraw-Hill Education, Inc.:

5.75%, 8/1/28(2)		84	75,128

8.00%, 8/1/29(2)		322	288,628

National CineMedia, LLC:

5.75%, 8/15/26		189	133,498

5.875%, 4/15/28(2)		245	210,984

Outfront Media Capital, LLC/Outfront Media Capital Corp.:

4.625%, 3/15/30(2)		54	48,390

6.25%, 6/15/25(2)		137	138,893

Sirius XM Radio, Inc.:

3.125%, 9/1/26(2)		125	115,298

3.875%, 9/1/31(2)		126	106,597

5.00%, 8/1/27(2)		218	210,628

Summer (BC) Holdco A S.a.r.l., 9.25%, 10/31/27(6)	EUR	129	135,442

Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(6)	EUR	400	417,733

Terrier Media Buyer, Inc., 8.875%, 12/15/27(2)		178	174,208

Security		Principal Amount (000’s omitted)*	Value

Media (continued)

Townsquare Media, Inc., 6.875%, 2/1/26(2)		141	$140,559

UPCB Finance VII, Ltd., 3.625%, 6/15/29(6)	EUR	116	113,808

Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(6)	GBP	100	114,664

			$4,895,851

Metals & Mining — 1.8%

Allegheny Ludlum, LLC, 6.95%, 12/15/25		598	$632,481

Arconic Corp., 6.125%, 2/15/28(2)		101	98,033

BWX Technologies, Inc.:

4.125%, 6/30/28(2)		159	147,700

4.125%, 4/15/29(2)		118	109,313

Centennial Resource Production, LLC, 5.375%, 1/15/26(2)		225	220,192

Cleveland-Cliffs, Inc., 6.75%, 3/15/26(2)		460	482,712

Eldorado Gold Corp., 6.25%, 9/1/29(2)		176	170,510

Freeport-McMoRan, Inc., 5.45%, 3/15/43		267	267,311

Hudbay Minerals, Inc.:

4.50%, 4/1/26(2)		174	161,084

6.125%, 4/1/29(2)		96	90,961

Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(2)		1,024	1,037,655

New Gold, Inc.:

6.375%, 5/15/25(2)		38	38,680

7.50%, 7/15/27(2)		491	494,668

Novelis Corp., 3.25%, 11/15/26(2)		89	81,314

Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(6)	EUR	200	190,785

Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(2)		253	228,016

TMS International Corp., 6.25%, 4/15/29(2)		157	136,774

			$4,588,189

Multi-Utilities — 0.1%

Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(8)(9)		345	$332,182

			$332,182

Oil, Gas & Consumable Fuels — 2.9%

Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(2)		555	$572,693

Callon Petroleum Co., 8.00%, 8/1/28(2)		204	211,275

Colgate Energy Partners III, LLC:

5.875%, 7/1/29(2)		260	259,059

7.75%, 2/15/26(2)		190	199,272

CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(2)		173	169,535

CVR Energy, Inc., 5.75%, 2/15/28(2)		439	412,063

25	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)*	Value

Oil, Gas & Consumable Fuels (continued)

DCP Midstream, L.P., Series A, 7.375% to 12/15/22(8)(9)	295	$280,987

EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(8)(9)	193	143,187

EQT Corp.:

5.00%, 1/15/29	53	52,902

6.625%, 2/1/25	69	71,903

7.50%, 2/1/30	102	113,132

Great Western Petroleum, LLC/Great Western Finance Corp., 12.00%, 9/1/25(2)	248	276,675

Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.00%, 4/15/30(2)	47	46,709

Laredo Petroleum, Inc.:

9.50%, 1/15/25	74	75,955

10.125%, 1/15/28	112	118,020

Nabors Industries, Inc., 9.00%, 2/1/25(2)	151	156,711

Nabors Industries, Ltd.:

7.25%, 1/15/26(2)	110	107,651

7.50%, 1/15/28(2)	118	113,143

Neptune Energy Bondco PLC, 6.625%, 5/15/25(2)	200	198,503

Occidental Petroleum Corp.:

4.20%, 3/15/48	156	129,526

4.40%, 8/15/49	125	106,235

4.625%, 6/15/45	84	72,582

6.20%, 3/15/40	81	83,974

6.375%, 9/1/28	93	97,747

6.45%, 9/15/36	93	101,053

6.625%, 9/1/30	254	275,631

Odebrecht Oil & Gas Finance, Ltd., 0.00%(2)(8)	862	3,663

Parkland Corp.:

4.50%, 10/1/29(2)	110	96,475

4.625%, 5/1/30(2)	202	177,110

PBF Holding Co., LLC/PBF B.V. Finance Corp., 9.25%, 5/15/25(2)	205	212,906

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(8)(9)	435	366,487

Precision Drilling Corp.:

6.875%, 1/15/29(2)	152	147,655

7.125%, 1/15/26(2)	99	99,424

Shelf Drilling Holdings, Ltd.:

8.25%, 2/15/25(2)	245	204,332

8.875%, 11/15/24(2)	71	72,523

Southwestern Energy Co., 4.75%, 2/1/32	194	183,772

Sunoco, L.P./Sunoco Finance Corp.:

4.50%, 5/15/29	209	188,218

4.50%, 4/30/30(2)	226	204,232

Tap Rock Resources, LLC, 7.00%, 10/1/26(2)	292	295,354

Security		Principal Amount (000’s omitted)*	Value

Oil, Gas & Consumable Fuels (continued)

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:

4.00%, 1/15/32		169	$153,523

4.875%, 2/1/31		37	35,621

5.50%, 3/1/30		36	35,736

Transocean Poseidon, Ltd., 6.875%, 2/1/27(2)		170	163,512

Wintershall Dea Finance 2 B.V., 2.499% to 4/20/26(6)(8)(9)	EUR	500	436,381

			$7,523,047

Packaging&Containers — 0.2%

LABL, Inc., 5.875%, 11/1/28(2)		66	$60,469

Schoeller Packaging B.V., 6.375%, 11/1/24(6)	EUR	450	465,200

			$525,669

Paper and Forest Products — 0.0%(3)

Glatfelter Corp., 4.75%, 11/15/29(2)		31	$24,839

			$24,839

Pharmaceuticals — 1.0%

AdaptHealth, LLC:

4.625%, 8/1/29(2)		65	$55,171

5.125%, 3/1/30(2)		133	114,540

6.125%, 8/1/28(2)		310	293,367

Bausch Health Cos., Inc.:

5.25%, 1/30/30(2)		71	49,365

9.00%, 12/15/25(2)		184	184,920

BellRing Brands, Inc., 7.00%, 3/15/30(2)		336	328,853

Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(2)		200	184,793

Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(2)		247	215,150

Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(2)		420	413,944

HLF Financing S.a.r.l., LLC/Herbalife International, Inc., 4.875%, 6/1/29(2)		133	107,226

Nidda Healthcare Holding GmbH, 3.50%, 9/30/24(6)	EUR	625	612,940

Option Care Health, Inc., 4.375%, 10/31/29(2)		97	87,311

			$2,647,580

Pipelines — 1.0%

Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:

5.75%, 3/1/27(2)		102	$99,521

7.875%, 5/15/26(2)		109	114,129

Cheniere Energy Partners, L.P., 4.00%, 3/1/31		519	470,557

Cheniere Energy, Inc., 4.625%, 10/15/28		239	231,536

26	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)*	Value

Pipelines (continued)

DT Midstream, Inc., 4.125%, 6/15/29(2)		172	$156,745

Energy Transfer, L.P., Series B, 6.625% to 2/15/28(8)(9)		147	127,706

EQM Midstream Partners, L.P.:

4.50%, 1/15/29(2)		364	328,266

6.00%, 7/1/25(2)		116	115,102

6.50%, 7/1/27(2)		116	117,298

New Fortress Energy, Inc., 6.50%, 9/30/26(2)		382	370,124

Venture Global Calcasieu Pass, LLC, 3.875%, 8/15/29(2)		146	133,416

Western Midstream Operating, L.P.:

4.50%, 3/1/28		27	25,786

4.55%, 2/1/30		207	190,454

4.75%, 8/15/28		24	23,404

			$2,504,044

Real Estate Investment Trusts (REITs) — 0.8%

ADLER Group S.A., 2.75%, 11/13/26(6)	EUR	200	$146,426

Aedas Homes Opco SLU, 4.00%, 8/15/26(6)	EUR	287	287,581

HAT Holdings I, LLC/HAT Holdings II, LLC:

3.75%, 9/15/30(2)		151	130,468

6.00%, 4/15/25(2)		127	129,069

Heimstaden Bostad AB, 3.00% to 10/29/27(6)(8)(9)	EUR	415	356,631

Signa Development Finance SCS, 5.50%, 7/23/26(6)	EUR	200	187,481

VICI Properties, L.P./VICI Note Co., Inc.:

3.75%, 2/15/27(2)		27	24,927

4.125%, 8/15/30(2)		198	178,175

4.25%, 12/1/26(2)		300	284,631

4.50%, 9/1/26(2)		100	99,000

4.625%, 12/1/29(2)		66	62,071

5.625%, 5/1/24(2)		200	203,250

			$2,089,710

Semiconductors & Semiconductor Equipment — 0.1%

ON Semiconductor Corp., 3.875%, 9/1/28(2)		258	$239,725

			$239,725

Software — 0.5%

Black Knight InfoServ, LLC, 3.625%, 9/1/28(2)		216	$200,605

Fair Isaac Corp., 4.00%, 6/15/28(2)		165	150,978

Minerva Merger Sub, Inc., 6.50%, 2/15/30(2)		361	332,683

Playtika Holding Corp., 4.25%, 3/15/29(2)		248	223,775

SS&C Technologies, Inc., 5.50%, 9/30/27(2)		296	290,456

			$1,198,497

Security		Principal Amount (000’s omitted)*	Value

Specialty Retail — 2.3%

Arko Corp., 5.125%, 11/15/29(2)		326	$288,940

Asbury Automotive Group, Inc.:

4.625%, 11/15/29(2)		27	24,345

4.75%, 3/1/30		228	204,630

5.00%, 2/15/32(2)		28	24,889

Bath & Body Works, Inc.:

6.625%, 10/1/30(2)		144	143,496

6.75%, 7/1/36		80	77,759

6.875%, 11/1/35		233	228,120

6.95%, 3/1/33		168	159,915

7.60%, 7/15/37		75	71,094

9.375%, 7/1/25(2)		31	34,912

Dave & Buster’s, Inc., 7.625%, 11/1/25(2)		363	377,074

Dufry One B.V., 3.375%, 4/15/28(6)	EUR	479	451,937

eG Global Finance PLC, 6.25%, 10/30/25(6)	EUR	450	465,610

Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(2)		100	90,903

Gap, Inc. (The):

3.625%, 10/1/29(2)		110	89,650

3.875%, 10/1/31(2)		65	51,935

Group 1 Automotive, Inc., 4.00%, 8/15/28(2)		203	182,926

IRB Holding Corp., 7.00%, 6/15/25(2)		98	100,974

Ken Garff Automotive, LLC, 4.875%, 9/15/28(2)		155	141,256

LCM Investments Holdings II, LLC, 4.875%, 5/1/29(2)		257	225,524

Lithia Motors, Inc., 3.875%, 6/1/29(2)		86	77,770

Midco GB SASU, 7.75%, (7.75% cash or 8.50% PIK), 11/1/27(6)(7)	EUR	285	304,945

PetSmart, Inc./PetSmart Finance Corp.:

4.75%, 2/15/28(2)		250	232,851

7.75%, 2/15/29(2)		264	262,974

Punch Finance PLC, 6.125%, 6/30/26(6)	GBP	340	411,603

Sonic Automotive, Inc.:

4.625%, 11/15/29(2)		172	148,226

4.875%, 11/15/31(2)		143	122,257

SRS Distribution, Inc., 6.00%, 12/1/29(2)		141	123,895

Suburban Propane Partners, L.P./Suburban Energy

Finance Corp., 5.00%, 6/1/31(2)		135	122,962

Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(2)		254	232,406

Victoria’s Secret & Co., 4.625%, 7/15/29(2)		261	214,435

Yum! Brands, Inc., 3.625%, 3/15/31		182	156,674

			$5,846,887

Technology Hardware, Storage & Peripherals — 0.5%

Almaviva-The Italian Innovation Co. SpA, 4.875%, 10/30/26(6)	EUR	305	308,914

27	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)*	Value

Technology Hardware, Storage & Peripherals (continued)

Booz Allen Hamilton, Inc.:

3.875%, 9/1/28(2)		410	$378,207

4.00%, 7/1/29(2)		97	89,598

Presidio Holdings, Inc., 8.25%, 2/1/28(2)		158	153,649

Science Applications International Corp., 4.875%, 4/1/28(2)		260	248,969

Seagate HDD Cayman, 3.125%, 7/15/29		139	117,606

			$1,296,943

Telecommunications — 1.1%

Altice France Holding S.A., 10.50%, 5/15/27(2)		200	$202,992

Ciena Corp., 4.00%, 1/31/30(2)		117	106,852

Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(2)		421	409,913

Sprint Capital Corp., 6.875%, 11/15/28		250	274,779

Sprint Corp., 7.875%, 9/15/23		375	394,236

Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	120	143,704

Telecom Italia SpA/Milano, 2.75%, 4/15/25(6)	EUR	140	140,808

T-Mobile USA, Inc.:

2.25%, 2/15/26		132	121,583

2.625%, 2/15/29		165	142,844

2.875%, 2/15/31		99	84,188

4.75%, 2/1/28		170	167,981

Viasat, Inc., 5.625%, 4/15/27(2)		61	56,688

Vodafone Group PLC:

2.625% to 5/27/26, 8/27/80(6)(9)	EUR	220	217,372

4.875% to 7/3/25, 10/3/78(6)(9)	GBP	215	268,012

Wp/ap Telecom Holdings III B.V., 5.50%, 1/15/30(6)	EUR	159	148,663

			$2,880,615

Transportation — 0.2%

Cargo Aircraft Management, Inc., 4.75%, 2/1/28(2)		249	$234,385

Seaspan Corp., 5.50%, 8/1/29(2)		213	188,345

			$422,730

Wireless Telecommunication Services — 0.2%

Altice France S.A., 5.50%, 10/15/29(2)		200	$170,227

Iliad Holding S.A.S., 6.50%, 10/15/26(2)		258	248,284

Sprint Corp., 7.625%, 3/1/26		157	170,687

			$589,198

Total Corporate Bonds (identified cost $99,519,805)			$90,931,950

Exchange-Traded Funds — 0.2%
Security	Shares	Value

Equity Funds — 0.2%

Global X U.S. Preferred ETF	11,735	$255,001

iShares Preferred & Income Securities ETF	7,802	264,878

Total Exchange-Traded Funds (identified cost $594,207)		$519,879

Preferred Stocks — 1.1%
Security	Shares	Value

Banks — 0.1%

Farm Credit Bank of Texas, 6.75% to 9/15/23(2)(9)	1,115	$115,681

First Republic Bank, Series M, 4.00%	4,600	80,500

JPMorgan Chase & Co., Series LL, 4.625%	2,350	45,543

Wells Fargo & Co., Series L, 7.50% (Convertible)	103	124,784

		$366,508

Capital Markets — 0.1%

Affiliated Managers Group, Inc., 4.75%	2,250	$44,325

Stifel Financial Corp., Series D, 4.50%	4,600	86,802

		$131,127

Electric Utilities — 0.1%

Brookfield BRP Holdings Canada, Inc., 4.625%	7,000	$123,060

SCE Trust III, Series H, 5.75% to 3/15/24(9)	5,331	124,959

SCE Trust IV, Series J, 5.375% to 9/15/25(9)	1,911	41,660

SCE Trust V, Series K, 5.45% to 3/15/26(9)	3,551	84,762

		$374,441

Equity Real Estate Investment Trusts (REITs) — 0.1%

SITE Centers Corp., Series A, 6.375%	4,730	$116,594

		$116,594

Food Products — 0.0%(3)

Ocean Spray Cranberries, Inc., Series A, 6.25%(2)	540	$47,520

		$47,520

Insurance — 0.2%

American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(9)	5,345	$138,382

Arch Capital Group, Ltd., Series G, 4.55%	7,000	135,030

Athene Holding, Ltd., Series C, 6.375% to 6/30/25(9)	3,984	105,098

		$378,510

28	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.1%

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(9)	15,478	$332,158

		$332,158

Pipelines — 0.1%

Energy Transfer, L.P.:

Series C, 7.375% to 5/15/23(9)	3,000	$71,310

Series E, 7.60% to 5/15/24(9)	4,970	120,274

		$191,584

Real Estate Management & Development — 0.1%

Brookfield Property Partners, L.P.:

Series A, 5.75%	6,545	$129,264

Series A2, 6.375%	8,191	172,748

		$302,012

Telecommunications — 0.1%

United States Cellular Corp., 5.50%	11,460	$230,117

		$230,117

Trading Companies & Distributors — 0.1%

WESCO International, Inc., Series A, 10.625%	12,788	$365,097

		$365,097

Total Preferred Stocks (identified cost $3,242,140)		$2,835,668

Senior Floating-Rate Loans — 1.9%(12)
Borrower/Description	Principal Amount (000’s omitted)	Value

Airlines — 0.3%

Air Canada, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28	$204	$202,419

Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	426	442,822

		$645,241

Entertainment — 0.1%

Playtika Holding Corp., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 3/13/28	$313	$310,343

		$310,343

Borrower/Description	Principal Amount (000’s omitted)		Value

Health Care Providers & Services — 0.1%

Radnet Management, Inc., Term Loan, 4/21/28(13)	$311		$308,534

			$308,534

Health Care Technology — 0.1%

Verscend Holding Corp., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 8/27/25	$248		$247,436

			$247,436

Hotels, Restaurants & Leisure — 0.3%

Gateway Casinos & Entertainment Limited, Term Loan, 12/1/23(13)	$62		$62,236

IRB Holding Corp., Term Loan, 3.75%, (SOFR + 3.00%, Floor 0.75%), 12/15/27	523		517,042

Spectacle Gary Holdings, LLC, Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 11/19/28	223		222,303

			$801,581

IT Services — 0.2%

Asurion, LLC:

Term Loan - Second Lien, 6.014%, (1 mo. USD LIBOR + 5.25%), 1/31/28	$171		$166,476

Term Loan - Second Lien, 6.014%, (1 mo. USD LIBOR + 5.25%), 1/20/29	75		72,844

Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 9.75%, (3 mo. USD LIBOR + 8.75%, Floor 1.00%), 2.50% cash, 7.25% PIK, 2/28/25	219		224,584

			$463,904

Media — 0.1%

Diamond Sports Group, LLC, Term Loan, 9.00%, (SOFR + 8.00%, Floor 1.00%), 5/26/26	$57		$58,405

DIRECTV Financing, LLC, Term Loan, 5.76%, (1 mo. USD LIBOR + 5.00%), 8/2/27	126		125,732

			$184,137

Pharmaceuticals — 0.2%

Jazz Financing Lux S.a.r.l., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 5/5/28	$566		$565,489

			$565,489

Software — 0.2%

GoTo Group, Inc., Term Loan, 5.304%, (1 mo. USD LIBOR + 4.75%), 8/31/27	$0	(14)	$94

RealPage, Inc.:

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/24/28	262		258,152

29	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Software (continued)

RealPage, Inc.: (continued)

Term Loan, 4.489%, (3 mo. USD LIBOR + 3.25%), 4/22/28	$259	$255,208

Riverbed Technology, Inc., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 7.00% cash, 2.00% PIK, 12/8/26	134	106,076

		$619,530

Specialty Retail — 0.2%

PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$384	$381,409

		$381,409

Trading Companies & Distributors — 0.1%

Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28	$297	$296,471

		$296,471

Total Senior Floating-Rate Loans (identified cost $4,855,312)		$4,824,075

Miscellaneous — 0.0%(3)
Security	Principal Amount	Value

Transportation — 0.0%(3)

Hertz Corp., Escrow Certificates(1)	$58,000	$3,480

Hertz Corp., Escrow Certificates(1)	167,000	2,505

Hertz Corp., Escrow Certificates(1)	110,000	1,650

Total Miscellaneous (identified cost $135,414)		$7,635

Short-Term Investments — 1.0%
Security	Shares	Value

Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(15)	2,505,538	$2,505,538

Total Short-Term Investments (identified cost $2,505,538)		$2,505,538

Total Investments — 99.0% (identified cost $224,289,486)		$255,640,965

Other Assets, Less Liabilities — 1.0%		$2,711,401

Net Assets — 100.0%		$258,352,366

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Non-income producing security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $55,471,187 or 21.5% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of these securities is $19,747,886 or 7.6% of the Portfolio’s net assets.

(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(9)	Security converts to variable rate after the indicated fixed-rate coupon period.

(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2022.

(11)	Issuer is in default with respect to interest and/or principal payments.

30	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

(12)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(13)	This Senior Loan will settle after April 30, 2022, at which time the interest rate will be determined.

(14)	Principal amount is less than $500.

(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value

United States	58.0%	$148,359,037

United Kingdom	6.4	16,311,689

Germany	6.1	15,717,740

Switzerland	5.4	13,724,412

France	5.2	13,276,789

Sweden	3.3	8,402,771

Netherlands	1.8	4,625,722

Spain	1.8	4,621,792

Canada	1.5	3,957,186

Australia	1.5	3,779,195

Luxembourg	1.4	3,513,489

Finland	1.3	3,368,314

Norway	1.2	3,086,954

Denmark	1.1	2,756,736

Japan	0.9	2,193,438

Taiwan	0.6	1,487,438

Italy	0.5	1,361,611

India	0.4	1,090,846

United Arab Emirates	0.4	1,025,996

Ireland	0.3	799,063

Hong Kong	0.3	737,719

Greece	0.1	269,756

Poland	0.1	268,353

Mexico	0.1	210,867

Turkey	0.1	170,510

Brazil	0.0 (1)	3,663

Exchange-Traded Funds	0.2	519,879

Total Investments	100.0%	$255,640,965

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	145,920	GBP	109,117	State Street Bank and Trust Company	5/31/22	$8,714	$—

						$8,714	$—

31	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

E-Mini S&P 500 Index	75	Long	6/17/22	$15,478,125	$(255,600)

STOXX Europe 600 Index	(300)	Short	6/17/22	(7,054,452)	(281,000)

STOXX Europe 600 Insurance Index	(526)	Short	6/17/22	(8,559,392)	(218,618)

					$(755,218)

Abbreviations:

ADR	–	American Depositary Receipt

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

OTC	–	Over-the-counter

PC	–	Participation Certificate

PIK	–	Payment In Kind

SOFR	–	Secured Overnight Financing Rate

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

32	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Unaffiliated investments, at value (identified cost $221,783,948)	$253,135,427

Affiliated investment, at value (identified cost $2,505,538)	2,505,538

Cash	77,302

Foreign currency, at value (identified cost $116,554)	116,153

Dividends and interest receivable	2,229,567

Dividends receivable from affiliated investment	102

Receivable for investments sold	815,212

Receivable for open forward foreign currency exchange contracts	8,714

Tax reclaims receivable	1,305,734

Total assets	$260,193,749

Liabilities

Payable for investments purchased	$908,840

Payable for variation margin on open futures contracts	674,567

Payable to affiliate:

Investment adviser fee	123,001

Trustees’ fees	1,297

Accrued foreign capital gains taxes	24,342

Accrued expenses	109,336

Total liabilities	$1,841,383

Net Assets applicable to investors’ interest in Portfolio	$258,352,366

33	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income (net of foreign taxes withheld of $434,271)	$3,312,093

Dividend income from affiliated investments	1,509

Interest income (net of foreign taxes withheld of $6,195)	2,928,199

Other income	369,115

Total investment income	$6,610,916

Expenses

Investment adviser fee	$793,670

Trustees’ fees and expenses	7,816

Custodian fee	63,572

Legal and accounting services	36,837

Miscellaneous	23,391

Total expenses	$925,286

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$27

Total expense reductions	$27

Net expenses	$925,259

Net investment income	$5,685,657

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions (net of foreign capital gains taxes of $3,123)	$4,005,436

Investment transactions - affiliated investments	315,268

Futures contracts	(466,150)

Foreign currency transactions	(51,172)

Forward foreign currency exchange contracts	(1,871)

Net realized gain	$3,801,511

Change in unrealized appreciation (depreciation):

Investments (including net increase in accrued foreign capital gains taxes of $24,342)	$(41,409,182)

Investments - affiliated investments	(198,834)

Futures contracts	(755,218)

Foreign currency	(141,671)

Forward foreign currency exchange contracts	7,655

Net change in unrealized appreciation (depreciation)	$(42,497,250)

Net realized and unrealized loss	$(38,695,739)

Net decrease in net assets from operations	$(33,010,082)

34	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$5,685,657	$9,077,852

Net realized gain	3,801,511	14,965,170 (1)

Net change in unrealized appreciation (depreciation)	(42,497,250)	51,333,373

Net increase (decrease) in net assets from operations	$(33,010,082)	$75,376,395

Capital transactions:

Contributions	$3,650,381	$13,442,582

Withdrawals	(18,889,364)	(45,523,591)

Portfolio transaction fee	56,232	154,785

Net decrease in net assets from capital transactions	$(15,182,751)	$(31,926,224)

Net increase (decrease) in net assets	$(48,192,833)	$43,450,171

Net Assets

At beginning of period	$306,545,199	$263,095,028

At end of period	$258,352,366	$306,545,199

(1)	Includes $2,723,051 of net realized gains from redemptions in-kind.

35	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2022

Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2021	2020	2019	2018	2017

Ratios (as a percentage of average daily net assets):

Expenses	0.64	%(1)(2)	0.65%	0.66%	0.70%	0.75%	0.75%

Net investment income	3.95	%(1)	3.01%	4.12%	4.72%	3.47%	4.56%

Portfolio Turnover	35	%(3)	60%	118%	86%	102%	143%

Total Return	(11.20	)%(3)	29.74%	2.64%	11.57%	(1.00)%	15.99%

Net assets, end of period (000’s omitted)	$258,352		$306,545	$263,095	$302,020	$323,437	$364,476

(1)	Annualized.

(2)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(3)	Not annualized.

36

Global Income Builder Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Income Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2022, Eaton Vance Global Income Builder Fund and Eaton Vance Global Income Builder NextShares held an interest of 99.6% and 0.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

37

Global Income Builder Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the six months ended April 30, 2022, the Portfolio received approximately $369,000 from Finland for previously withheld foreign taxes and interest thereon. Such amount is included in other income on the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Futures Contracts — Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

38

Global Income Builder Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

L  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	0.550%

$500 million but less than $1 billion	0.525%

$1 billion but less than $2.5 billion	0.500%

$2.5 billion and over	0.475%

For the six months ended April 30, 2022, the Portfolio’s investment adviser fee amounted to $793,670 or 0.55% (annualized) of the Portfolio’s average daily net assets.

Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $27 relating to the Portfolio’s investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by EVM. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $98,490,754 and $109,892,093, respectively, for the six months ended April 30, 2022.

39

Global Income Builder Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$226,976,176

Gross unrealized appreciation	$42,731,143

Gross unrealized depreciation	(14,812,858)

Net unrealized appreciation	$27,918,285

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Portfolio of Investments. At April 30, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2022, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

40

Global Income Builder Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2022 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Futures contracts	$—		$(755,218	)(1)

Foreign Exchange	Forward foreign currency exchange contracts	8,714	(2)	—

Total		$8,714		$(755,218)

Derivatives not subject to master netting or similar agreements		$—		$(755,218)

Total Derivatives subject to master netting or similar agreements		$8,714		$—

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of April 30, 2022.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$8,714	$—	$—	$—	$8,714

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2022 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Futures contracts	$(466,150)	$(755,218)

Foreign Exchange	Forward foreign currency exchange contracts	(1,871)	7,655

Total		$(468,021)	$(747,563)

(1)	Statement of Operations location: Net realized gain (loss): Futures contracts and Forward foreign currency exchange contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts and Forward foreign currency exchange contracts, respectively.

41

Global Income Builder Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2022, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*

$7,400,000	$7,365,000	$179,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.

7  Investments in Affiliated Issuers and Funds

The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At April 30, 2022, the value of the Portfolio’s investment in affiliated issuers and funds was $2,505,538, which represents 1.0% of the Portfolio’s net assets. Transactions in affiliated issuers and funds by the Portfolio for the six months ended April 30, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period

Common Stocks

Mitsubishi UFJ Financial Group, Inc.	$1,471,139	$—	$(1,587,520)	$315,215	$(198,834)	$—	$—	—

Short-Term Investments

Cash Reserves Fund	1,432,849	37,244,468	(38,677,370)	53	—	—	1,407	—

Liquidity Fund	—	3,750,864	(1,245,326)	—	—	2,505,538	102	2,505,538

Total				$315,268	$(198,834)	$2,505,538	$1,509

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

42

Global Income Builder Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

At April 30, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks:

Communication Services	$9,395,091	$5,108,763		$—	$14,503,854

Consumer Discretionary	6,562,230	8,622,053		—	15,184,283

Consumer Staples	4,784,934	5,283,780		—	10,068,714

Energy	6,442,325	—		—	6,442,325

Financials	5,865,316	17,684,302		—	23,549,618

Health Care	11,390,058	11,820,093		—	23,210,151

Industrials	4,552,994	12,950,570		—	17,503,564

Information Technology	21,880,293	7,820,017		—	29,700,310

Materials	—	8,139,722		—	8,139,722

Real Estate	1,540,444	—		—	1,540,444

Utilities	1,542,858	2,060,992		—	3,603,850

Total Common Stocks	$73,956,543	$79,490,292	*	$—	$153,446,835

Convertible Bonds	$—	$378,800		$—	$378,800

Convertible Preferred Stocks	167,027	23,558		—	190,585

Corporate Bonds	—	90,931,950		—	90,931,950

Exchange-Traded Funds	519,879	—		—	519,879

Preferred Stocks:

Communication Services	230,117	—		—	230,117

Consumer Staples	—	47,520		—	47,520

Energy	523,742	—		—	523,742

Financials	760,464	115,681		—	876,145

Industrials	365,097	—		—	365,097

Real Estate	418,606	—		—	418,606

Utilities	374,441	—		—	374,441

Total Preferred Stocks	$2,672,467	$163,201		$—	$2,835,668

Senior Floating-Rate Loans	$—	$4,824,075		$—	$4,824,075

Miscellaneous	—	7,635		—	7,635

Short-Term Investments	2,505,538	—		—	2,505,538

Total Investments	$79,821,454	$175,819,511		$—	$255,640,965

Forward Foreign Currency Exchange Contracts	$—	$8,714		$—	$8,714

Total	$79,821,454	$175,828,225		$—	$255,649,679

Liability Description

Futures Contracts	$(755,218)	$—		$—	$(755,218)

Total	$(755,218)	$—		$—	$(755,218)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

43

Global Income Builder Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

44

Eaton Vance

Global Income Builder Fund

April 30, 2022

Officers and Trustees

Officers of Eaton Vance Global Income Builder Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Officers of Global Income Builder Portfolio

Edward J. Perkin

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Income Builder Fund and Global Income Builder Portfolio

George J. Gorman

Chairperson

Alan C. Bowser**

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

Nancy A. Wiser**

*	Interested Trustee

**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

45

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

46

Eaton Vance Funds

Privacy Notice — continued	April 2021

Page 2

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

47

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

48

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Global Income Builder Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad St.

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7747    4.30.22

Eaton Vance

Global Macro Absolute Return Fund

Semiannual Report

April 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options, and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser is registered with the CFTC as a commodity pool operator with respect to its management of the Fund. As the commodity pool operator of the Fund, the adviser has claimed relief under the Commodity Exchange Act from certain reporting and recordkeeping requirements. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2022

Eaton Vance

Global Macro Absolute Return Fund

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2022

Performance

Portfolio Manager(s) John R. Baur, Patrick Campbell, CFA, Kyle Lee, CFA, Federico Sequeda, CFA each of Eaton Vance Management and Hussein Khattab, CFA of Eaton Vance Advisers International Ltd.

% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	06/27/2007	10/31/1997	(1.92)%	(0.83)%	2.05%	2.17%
Class A with 3.25% Maximum Sales Charge	—	—	(5.10)	(4.02)	1.37	1.84

Class C at NAV	10/01/2009	10/31/1997	(2.14)	(1.50)	1.37	1.59
Class C with 1% Maximum Sales Charge	—	—	(3.10)	(2.45)	1.37	1.59

Class I at NAV	06/27/2007	10/31/1997	(1.78)	(0.53)	2.36	2.48
Class R at NAV	04/08/2010	10/31/1997	(1.90)	(1.01)	1.87	1.97

Class R6 at NAV	05/31/2017	10/31/1997	(1.63)	(0.46)	2.42	2.51

ICE BofA 3-Month U.S. Treasury Bill Index	—	—	0.07%	0.08%	1.12%	0.63%

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class R6

		1.10%	1.80%	0.80%	1.29%	0.73%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2022

Fund Profile

Asset Allocation (% of net assets)*

Footnotes:

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

*	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

**	Currency exposures include all foreign exchange denominated assets and currency derivatives. Total exposures may exceed 100% due to implicit leverage created by derivatives.

(1)	Net of securities sold short.

(2)	Includes amounts each less than 1.0% or -1.0%, as applicable.

Foreign Currency Exposure (% of net assets)**

Ukraine	4.2%

Uzbekistan	2.9

Czech Republic	2.9

Iceland	2.6

Serbia	2.6

Uganda	2.0

Australia	1.7

Japan	1.7

Egypt	1.5

Zambia	1.3

Colombia	1.1

Other	4.1	(2)

Saudi Arabia	-1.1

Turkey	-1.7

Bahrain	-1.7

India	-2.1

Philippines	-2.3

China	-4.8

United Arab Emirates	-5.0

Oman	-6.0

Euro	-7.0
Total Long	29.8
Total Short	-32.9
Total Net	-3.1

3

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2022

Endnotes and Additional Disclosures

[1]

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.

[3]

Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective March 16, 2022, Hussein Khattab, CFA was added to the portfolio management team.

4

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2022

Fund Expenses

Example

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/21)	Ending Account Value (4/30/22)	Expenses Paid During Period* (11/1/21 – 4/30/22)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$980.80	$5.70	1.16%
Class C	$1,000.00	$978.60	$9.12	1.86%
Class I	$1,000.00	$982.20	$4.18	0.85%
Class R	$1,000.00	$981.00	$6.63	1.35%
Class R6	$1,000.00	$983.70	$3.89	0.79%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.09	$5.81	1.16%
Class C	$1,000.00	$1,015.62	$9.30	1.86%
Class I	$1,000.00	$1,020.58	$4.26	0.85%
Class R	$1,000.00	$1,018.10	$6.76	1.35%
Class R6	$1,000.00	$1,020.93	$3.96	0.79%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2021. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Investment in Global Macro Portfolio, at value (identified cost $2,301,671,951)	$2,116,649,392

Receivable for Fund shares sold	4,172,968

Total assets	$2,120,822,360

Liabilities

Payable for Fund shares redeemed	$5,772,094

Payable to affiliates:

Distribution and service fees	77,781

Trustees’ fees	43

Accrued expenses	390,855

Total liabilities	$6,240,773

Net Assets	$2,114,581,587

Sources of Net Assets

Paid-in capital	$2,767,481,168

Accumulated loss	(652,899,581)

Net Assets	$2,114,581,587

Class A Shares

Net Assets	$203,735,692

Shares Outstanding	24,527,268

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.31

Maximum Offering Price Per Share

(100 ÷ 96.75 of net asset value per share)	$8.59

Class C Shares

Net Assets	$31,444,220

Shares Outstanding	3,769,929

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$8.34

Class I Shares

Net Assets	$1,570,530,473

Shares Outstanding	189,455,649

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.29

Class R Shares

Net Assets	$1,367,370

Shares Outstanding	164,268

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.32

6	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2022

Statement of Assets and Liabilities (Unaudited) — continued

Class R6 Shares	April 30, 2022

Net Assets	$307,503,832

Shares Outstanding	37,112,066

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.29

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income allocated from Portfolio (net of foreign taxes withheld of $106,493)	$1,576,297

Interest and other income allocated from Portfolio (net of foreign taxes withheld of $1,315,174)	64,365,321

Expenses, excluding interest and dividend expense, allocated from Portfolio	(7,627,056)

Interest and dividend expense allocated from Portfolio	(1,035,069)

Total investment income from Portfolio	$57,279,493

Expenses

Distribution and service fees:

Class A	$354,594

Class C	169,400

Class R	3,230

Trustees’ fees and expenses	250

Custodian fee	29,720

Transfer and dividend disbursing agent fees	820,279

Legal and accounting services	38,366

Printing and postage	103,186

Registration fees	68,499

Miscellaneous	14,294

Total expenses	$1,601,818

Net investment income	$55,677,675

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss):

Investment transactions (net of foreign capital gains taxes of $104,861)	$(34,942,301)

Securities sold short	2,939,603

Futures contracts	22,698,276

Swap contracts	62,598,271

Foreign currency transactions	(4,098,320)

Forward foreign currency exchange contracts	31,813,537

Non-deliverable bond forward contracts	(10,191,822)

Net realized gain	$70,817,244

Change in unrealized appreciation (depreciation):

Investments (including net decrease in accrued foreign capital gains taxes of $465,410)	$(231,819,656)

Securities sold short	4,914,562

Futures contracts	21,700,712

Swap contracts	34,220,564

Foreign currency	(1,676,815)

Forward foreign currency exchange contracts	1,948,697

Non-deliverable bond forward contracts	83,586

Net change in unrealized appreciation (depreciation)	$(170,628,350)

Net realized and unrealized loss	$(99,811,106)

Net decrease in net assets from operations	$(44,133,431)

8	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$55,677,675	$134,678,010

Net realized gain (loss)	70,817,244	(3,318,772)

Net change in unrealized appreciation (depreciation)	(170,628,350)	(187,189)

Net increase (decrease) in net assets from operations	$(44,133,431)	$131,172,049

Distributions to shareholders:

Class A	$(5,175,785)	$(14,306,118)

Class C	(618,785)	(1,277,685)

Class I	(39,593,143)	(92,453,325)

Class R	(27,018)	(41,379)

Class R6	(7,994,130)	(14,415,131)

Total distributions to shareholders	$(53,408,861)	$(122,493,638)

Transactions in shares of beneficial interest:

Class A	$(63,641,117)	$(123,411,385)

Class C	(3,729,525)	(18,174,890)

Class I	(208,095,658)	(478,294,208)

Class R	148,392	308,257

Class R6	(55,525,369)	(13,785,425)

Net decrease in net assets from Fund share transactions	$(330,843,277)	$(633,357,651)

Net decrease in net assets	$(428,385,569)	$(624,679,240)

Net Assets

At beginning of period	$2,542,967,156	$3,167,646,396

At end of period	$2,114,581,587	$2,542,967,156

9	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2022

Financial Highlights

	Class A

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$8.660		$8.640	$8.740	$8.590	$9.140	$9.110

Income (Loss) From Operations

Net investment income(1)	$0.191		$0.368	$0.356	$0.438	$0.383	$0.344

Net realized and unrealized gain (loss)	(0.356)		(0.016)	(0.046)	0.078	(0.647)	(0.029)

Total income (loss) from operations	$(0.165)		$0.352	$0.310	$0.516	$(0.264)	$0.315

Less Distributions

From net investment income	$(0.185)		$(0.332)	$(0.410)	$(0.366)	$(0.087)	$(0.285)

Tax return of capital	—		—	—	—	(0.199)	—

Total distributions	$(0.185)		$(0.332)	$(0.410)	$(0.366)	$(0.286)	$(0.285)

Net asset value — End of period	$8.310		$8.660	$8.640	$8.740	$8.590	$9.140

Total Return(2)	(1.92	)%(3)	4.11%	3.63%	6.14%	(2.97)%	3.52%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$203,736		$276,486	$398,174	$366,740	$284,958	$336,889

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.16	%(6)(7)	1.10%	1.05%	1.04%	1.08%	1.04%

Net investment income	4.54	%(6)	4.20%	4.11%	5.06%	4.26%	3.77%

Portfolio Turnover of the Portfolio	36%		88%	81%	61%	78%	74%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.09%, 0.06%, 0.01%, 0.01%, 0.04% and 0.03% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(6)	Annualized.

(7)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

10	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2022

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$8.690		$8.680	$8.770	$8.620	$9.170	$9.140

Income (Loss) From Operations

Net investment income(1)	$0.164		$0.307	$0.305	$0.374	$0.321	$0.280

Net realized and unrealized gain (loss)	(0.358)		(0.026)	(0.044)	0.082	(0.647)	(0.028)

Total income (loss) from operations	$(0.194)		$0.281	$0.261	$0.456	$(0.326)	$0.252

Less Distributions

From net investment income	$(0.156)		$(0.271)	$(0.351)	$(0.306)	$(0.068)	$(0.222)

Tax return of capital	—		—	—	—	(0.156)	—

Total distributions	$(0.156)		$(0.271)	$(0.351)	$(0.306)	$(0.224)	$(0.222)

Net asset value — End of period	$8.340		$8.690	$8.680	$8.770	$8.620	$9.170

Total Return(2)	(2.14	)%(3)	3.37%	2.91%	5.39%	(3.63)%	2.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$31,444		$36,557	$54,464	$106,291	$178,033	$216,384

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.86	%(6)(7)	1.80%	1.75%	1.76%	1.78%	1.74%

Net investment income	3.87	%(6)	3.49%	3.51%	4.31%	3.56%	3.06%

Portfolio Turnover of the Portfolio	36%		88%	81%	61%	78%	74%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.09%, 0.06%, 0.01%, 0.01%, 0.04% and 0.03% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(6)	Annualized.

(7)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

11	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2022

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$8.640		$8.630	$8.720	$8.580	$9.120	$9.090

Income (Loss) From Operations

Net investment income(1)	$0.205		$0.393	$0.385	$0.458	$0.408	$0.369

Net realized and unrealized gain (loss)	(0.357)		(0.024)	(0.039)	0.074	(0.636)	(0.027)

Total income (loss) from operations	$(0.152)		$0.369	$0.346	$0.532	$(0.228)	$0.342

Less Distributions

From net investment income	$(0.198)		$(0.359)	$(0.436)	$(0.392)	$(0.095)	$(0.312)

Tax return of capital	—		—	—	—	(0.217)	—

Total distributions	$(0.198)		$(0.359)	$(0.436)	$(0.392)	$(0.312)	$(0.312)

Net asset value — End of period	$8.290		$8.640	$8.630	$8.720	$8.580	$9.120

Total Return(2)	(1.78	)%(3)	4.31%	4.07%	6.34%	(2.58)%	3.83%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,570,530		$1,851,665	$2,323,831	$2,859,484	$4,237,027	$4,910,029

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	0.85	%(6)(7)	0.80%	0.75%	0.75%	0.78%	0.74%

Net investment income	4.87	%(6)	4.50%	4.45%	5.31%	4.56%	4.06%

Portfolio Turnover of the Portfolio	36%		88%	81%	61%	78%	74%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.09%, 0.06%, 0.01%, 0.01%, 0.04% and 0.03% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(6)	Annualized.

(7)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

12	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2022

Financial Highlights — continued

	Class R

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$8.670		$8.660	$8.750	$8.610	$9.150	$9.120

Income (Loss) From Operations

Net investment income(1)	$0.186		$0.352	$0.338	$0.417	$0.369	$0.325

Net realized and unrealized gain (loss)	(0.359)		(0.027)	(0.034)	0.073	(0.641)	(0.027)

Total income (loss) from operations	$(0.173)		$0.325	$0.304	$0.490	$(0.272)	$0.298

Less Distributions

From net investment income	$(0.177)		$(0.315)	$(0.394)	$(0.350)	$(0.081)	$(0.268)

Tax return of capital	—		—	—	—	(0.187)	—

Total distributions	$(0.177)		$(0.315)	$(0.394)	$(0.350)	$(0.268)	$(0.268)

Net asset value — End of period	$8.320		$8.670	$8.660	$8.750	$8.610	$9.150

Total Return(2)	(1.90	)%(3)	3.78%	3.55%	5.80%	(3.04)%	3.31%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,367		$1,274	$968	$861	$1,034	$1,703

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.35	%(6)(7)	1.29%	1.25%	1.26%	1.28%	1.23%

Net investment income	4.41	%(6)	4.02%	3.89%	4.82%	4.09%	3.56%

Portfolio Turnover of the Portfolio	36%		88%	81%	61%	78%	74%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.09%, 0.06%, 0.01%, 0.01%, 0.04% and 0.03% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(6)	Annualized.

(7)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

13	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2022

Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2017(1)
			2021	2020	2019	2018

Net asset value — Beginning of period	$8.630		$8.620	$8.710	$8.570	$9.120	$9.120

Income (Loss) From Operations

Net investment income(2)	$0.208		$0.398	$0.391	$0.464	$0.405	$0.163

Net realized and unrealized gain (loss)	(0.347)		(0.024)	(0.040)	0.073	(0.638)	(0.031)

Total income (loss) from operations	$(0.139)		$0.374	$0.351	$0.537	$(0.233)	$0.132

Less Distributions

From net investment income	$(0.201)		$(0.364)	$(0.441)	$(0.397)	$(0.096)	$(0.132)

Tax return of capital	—		—	—	—	(0.221)	—

Total distributions	$(0.201)		$(0.364)	$(0.441)	$(0.397)	$(0.317)	$(0.132)

Net asset value — End of period	$8.290		$8.630	$8.620	$8.710	$8.570	$9.120

Total Return(3)	(1.63	)%(4)	4.37%	4.01%	6.53%	(2.63)%	1.46%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$307,504		$376,984	$390,210	$224,436	$153,516	$14,841

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	0.79	%(7)(8)	0.73%	0.68%	0.69%	0.72%	0.68%(7)

Net investment income	4.93	%(7)	4.56%	4.51%	5.37%	4.54%	4.23%(7)

Portfolio Turnover of the Portfolio	36%		88%	81%	61%	78%	74%(9)

(1)	For the period from commencement of operations, May 31, 2017, to October 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.09%, 0.06%, 0.01%, 0.01%, 0.04% and 0.03% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(7)	Annualized.

(8)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(9)	For the Portfolio’s year ended October 31, 2017.

14	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Macro Absolute Return Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests substantially all of its investable assets in interests in Global Macro Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.5% at April 30, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

15

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2022, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.

At October 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $389,573,595 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2021, $89,199,433 are short-term and $300,374,162 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, a wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	0.615%

$500 million but less than $1 billion	0.595%

$1 billion but less than $1.5 billion	0.575%

$1.5 billion but less than $2 billion	0.555%

$2 billion but less than $3 billion	0.520%

$3 billion but less than $5 billion	0.490%

$5 billion but less than $10 billion	0.475%

$10 billion and over	0.465%

Pursuant to an amendment to the investment advisory agreement dated April 29, 2022, EVM contractually agreed to reduce its investment advisory fee rate on average daily net assets of $5 billion and over from 0.490% to the rates as stated above. This contractual reduction cannot be terminated or reduced without Trustee and shareholder approval. For the six months ended April 30, 2022, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement effective March 16, 2022, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVAIL uses the portfolio management, research and other resources of its affiliate, MSIM Fund Management (Ireland) Limited (MSIM FMIL), to render investment advisory services to the Fund. MSIM FMIL has entered into a Memorandum of Understanding with EVAIL pursuant to which MSIM FMIL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2022, EVM earned $77,070 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $964 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2022. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2022 in the amount of $140. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

16

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2022 amounted to $354,594 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2022, the Fund paid or accrued to EVD $127,050 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2022, the Fund paid or accrued to EVD $1,615 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2022 amounted to $42,350 and $1,615 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2022, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2022, increases and decreases in the Fund’s investment in the Portfolio aggregated $53,949,132 and $447,787,995, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount

Class A

Sales	2,691,727	$22,906,676	9,993,917	$87,583,804

Issued to shareholders electing to receive payments of distributions in Fund shares	575,813	4,884,842	1,570,878	13,724,612

Redemptions	(10,887,779)	(93,181,825)	(27,413,326)	(239,847,833)

Converted from Class C shares	204,178	1,749,190	1,730,619	15,128,032

Net decrease	(7,416,061)	$(63,641,117)	(14,117,912)	$(123,411,385)

17

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount

Class C

Sales	216,067	$1,844,820	631,971	$5,551,839

Issued to shareholders electing to receive payments of distributions in Fund shares	71,717	610,626	144,970	1,271,825

Redemptions	(521,140)	(4,435,781)	(1,122,597)	(9,870,522)

Converted to Class A shares	(203,465)	(1,749,190)	(1,724,634)	(15,128,032)

Net decrease	(436,821)	$(3,729,525)	(2,070,290)	$(18,174,890)

Class I

Sales	35,854,723	$304,382,021	82,187,710	$717,985,965

Issued to shareholders electing to receive payments of distributions in Fund shares	4,095,418	34,638,002	8,956,504	78,070,972

Redemptions	(64,863,524)	(547,115,681)	(146,144,649)	(1,274,351,145)

Net decrease	(24,913,383)	$(208,095,658)	(55,000,435)	$(478,294,208)

Class R

Sales	24,580	$211,103	44,992	$393,791

Issued to shareholders electing to receive payments of distributions in Fund shares	3,185	27,018	4,728	41,379

Redemptions	(10,441)	(89,729)	(14,525)	(126,913)

Net increase	17,324	$148,392	35,195	$308,257

Class R6

Sales	2,126,612	$18,155,930	19,638,845	$171,431,301

Issued to shareholders electing to receive payments of distributions in Fund shares	152,822	1,291,700	282,389	2,460,392

Redemptions	(8,827,414)	(74,972,999)	(21,517,489)	(187,677,118)

Net decrease	(6,547,980)	$(55,525,369)	(1,596,255)	$(13,785,425)

18

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.0%
Security	Principal Amount (000’s omitted)	Value

CFG Investments, Ltd., Series 2021-1, Class B, 5.82%, 5/20/32(1)	$3,600	$3,499,278

PNMAC GMSR Issuer Trust:

Series 2018-GT1, Class A, 3.518%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(2)	9,000	8,969,343

Series 2018-GT2, Class A, 3.318%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	8,064	7,995,714

Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(3)	24,317	22,875,478

Total Asset-Backed Securities (identified cost $44,624,379)		$43,339,813

Collateralized Mortgage Obligations — 1.5%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Series 4, Class D, 8.00%, 12/25/22	$1	$1,387

Series 1548, Class Z, 7.00%, 7/15/23	6	5,779

Series 1650, Class K, 6.50%, 1/15/24	59	60,210

Series 1817, Class Z, 6.50%, 2/15/26	12	12,241

Series 1927, Class ZA, 6.50%, 1/15/27	58	60,121

Series 2344, Class ZD, 6.50%, 8/15/31	212	221,343

Series 2458, Class ZB, 7.00%, 6/15/32	430	454,922

Interest Only:(4)

Series 4791, Class JI, 4.00%, 5/15/48	4,993	908,247

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2020-DNA4, Class B1, 6.668%, (1 mo. USD LIBOR + 6.00%), 8/25/50(1)(2)	4,296	4,510,277

Series 2020-HQA4, Class B1, 5.918%, (1 mo. USD LIBOR + 5.25%), 9/25/50(1)(2)	2,089	2,161,889

Series 2022-HQA1, Class B1, 7.289%, (30-day average SOFR + 7.00%), 3/25/42(1)(2)	3,697	3,757,222

Series 2022-HQA1, Class M1B, 3.789%, (30-day average SOFR + 3.50%), 3/25/42(1)(2)	1,479	1,512,863

Series 2022-HQA1, Class M2, 5.539%, (30-day average SOFR + 5.25%), 3/25/42(1)(2)	2,957	3,021,750

Federal National Mortgage Association:

Series G92-60, Class Z, 7.00%, 10/25/22	2	1,974

Series G93-1, Class K, 6.675%, 1/25/23	5	5,119

Series G94-7, Class PJ, 7.50%, 5/17/24	42	42,973

Series 1992-180, Class F, 1.818%, (1 mo. USD LIBOR + 1.15%), 10/25/22(2)	9	9,433

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)

Series 1993-16, Class Z, 7.50%, 2/25/23	$13	$12,807

Series 1993-79, Class PL, 7.00%, 6/25/23	12	12,247

Series 1993-104, Class ZB, 6.50%, 7/25/23	6	5,908

Series 1993-121, Class Z, 7.00%, 7/25/23	92	93,568

Series 1993-141, Class Z, 7.00%, 8/25/23	19	19,636

Series 1994-42, Class ZQ, 7.00%, 4/25/24	187	191,939

Series 1994-79, Class Z, 7.00%, 4/25/24	30	30,413

Series 1994-89, Class ZQ, 8.00%, 7/25/24	44	46,135

Series 1996-35, Class Z, 7.00%, 7/25/26	17	17,240

Series 1998-16, Class H, 7.00%, 4/18/28	92	97,367

Series 1998-44, Class ZA, 6.50%, 7/20/28	144	152,238

Series 1999-25, Class Z, 6.00%, 6/25/29	151	155,287

Series 2000-2, Class ZE, 7.50%, 2/25/30	34	35,996

Series 2000-49, Class A, 8.00%, 3/18/27	89	94,125

Series 2001-31, Class ZA, 6.00%, 7/25/31	1,171	1,203,806

Series 2001-74, Class QE, 6.00%, 12/25/31	321	340,445

Series 2009-48, Class WA, 5.832%, 7/25/39(3)	1,676	1,759,517

Series 2011-38, Class SA, 11.496%, (13.50% - 1 mo. USD LIBOR x 3), 5/25/41(5)	775	749,609

Interest Only:(4)

Series 424, Class C8, 3.50%, 2/25/48	6,328	1,077,567

Series 2018-21, Class IO, 3.00%, 4/25/48	5,308	951,320

Series 2018-58, Class BI, 4.00%, 8/25/48	839	154,980

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2021-R02, Class 2B1, 3.589%, (30-day average SOFR + 3.30%), 11/25/41(1)(2)	5,415	5,030,431

Series 2022-R02, Class 2B2, 7.939%, (30-day average SOFR + 7.65%), 1/25/42(1)(2)	2,588	2,468,638

Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/26/23	9	9,567

		$31,458,536

Total Collateralized Mortgage Obligations (identified cost $44,597,567)		$31,458,536

Common Stocks — 3.2%
Security	Shares	Value

Argentina — 0.3%

Banco Macro S.A. ADR(6)	64,200	$941,814

Grupo Financiero Galicia S.A. ADR	95,400	867,186

IRSA Inversiones y Representaciones S.A. ADR(6)	69,200	312,784

Loma Negra Cia Industrial Argentina S.A. ADR	145,800	819,396

19	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Argentina (continued)

Pampa Energia S.A. ADR(6)	62,700	$1,352,439

Telecom Argentina S.A. ADR(6)	174,000	951,780

Transportadora de Gas del Sur S.A. ADR(6)	110,721	709,722

		$5,955,121

Brazil — 0.3%

Pagseguro Digital, Ltd., Class A(6)	43,700	$642,827

Petroleo Brasileiro S.A. ADR	278,800	3,783,316

StoneCo, Ltd., Class A(6)	60,400	568,968

XP, Inc., Class A(6)	53,300	1,311,713

		$6,306,824

Bulgaria — 0.3%

Eurohold Bulgaria AD(6)	5,313,401	$6,871,270

		$6,871,270

Cyprus — 0.2%

Bank of Cyprus Holdings PLC(6)	4,401,002	$4,884,367

		$4,884,367

Egypt — 0.1%

Taaleem Management Services Co. SAE(6)	5,694,463	$1,142,606

		$1,142,606

Greece — 0.5%

Alpha Services and Holdings S.A.(6)	644,100	$725,027

Eurobank Ergasias Services and Holdings S.A.(6)	1,087,400	1,123,876

Hellenic Telecommunications Organization S.A.	112,400	2,162,357

JUMBO S.A.	71,500	1,158,863

Motor Oil (Hellas) Corinth Refineries S.A.	38,600	610,658

Mytilineos S.A.	50,500	935,152

National Bank of Greece S.A.(6)	226,500	898,407

OPAP S.A.	77,900	1,154,663

Piraeus Financial Holdings S.A.(6)	938,200	1,354,444

Public Power Corp. S.A.(6)	65,900	527,616

Titan Cement International S.A.	3,203	44,875

		$10,695,938

Iceland — 0.4%

Arion Banki HF(1)	1,520,353	$1,973,931

Eik Fasteignafelag HF	4,818,922	584,298

Eimskipafelag Islands HF	345,209	1,489,843

Hagar HF	1,391,259	856,328

Islandsbanki HF	1,010,006	964,030

Security	Shares	Value

Iceland (continued)

Reginn HF	1,908,490	$561,264

Reitir Fasteignafelag HF	1,336,331	1,069,783

Siminn HF	7,290,288	697,283

		$8,196,760

Indonesia — 0.3%

Allo Bank Indonesia Tbk PT(6)	346,000	$154,818

Astra International Tbk PT	963,500	503,083

Bank Central Asia Tbk PT	2,864,100	1,606,392

Bank Jago Tbk PT(6)	279,300	224,343

Bank Mandiri Persero Tbk PT	1,021,800	627,421

Bank Negara Indonesia Persero Tbk PT	423,700	267,630

Bank Rakyat Indonesia Persero Tbk PT	3,486,600	1,161,690

Bayan Resources Tbk PT	65,400	191,366

Chandra Asri Petrochemical Tbk PT	381,600	264,273

Charoen Pokphand Indonesia Tbk PT	389,000	137,907

Elang Mahkota Teknologi Tbk PT(6)	1,163,600	239,592

Merdeka Copper Gold Tbk PT(6)	579,907	211,334

Telkom Indonesia Persero Tbk PT	2,432,100	774,285

Unilever Indonesia Tbk PT	662,300	177,274

United Tractors Tbk PT	84,500	176,326

		$6,717,734

Japan — 0.1%

Mizuho Financial Group, Inc.	52,500	$637,492

SBI Holdings, Inc.	8,800	196,830

Sumitomo Mitsui Financial Group, Inc.	19,500	589,172

Tokio Marine Holdings, Inc.	11,900	643,417

		$2,066,911

United Arab Emirates — 0.2%

Al Yah Satellite Communications Co-Pjsc-Yah Sat	5,278,406	$3,814,477

Dubai Electricity & Water Authority PJSC(6)	983,852	758,035

		$4,572,512

United Kingdom — 0.0%(7)

Tesnik Cuatro, Ltd.(8)	409,000	$288,263

		$288,263

Vietnam — 0.5%

Bank for Foreign Trade of Vietnam JSC	84,651	$297,997

Binh Minh Plastics JSC	14,820	39,581

Coteccons Construction JSC	36,000	86,694

FPT Corp.	156,001	763,242

20	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Shares	Value

Vietnam (continued)

Hoa Phat Group JSC		365,753	$686,463

KIDO Group Corp.		10,295	23,194

Military Commercial Joint Stock Bank(6)		662,987	920,591

Mobile World Investment Corp.		541,249	3,762,804

Phu Nhuan Jewelry JSC		143,430	673,726

Refrigeration Electrical Engineering Corp.		217,610	777,238

Vietnam Dairy Products JSC		90,281	291,072

Vietnam Prosperity JSC Bank(6)		420,683	719,394

Vietnam Technological & Commercial Joint Stock Bank(6)		163,200	334,594

Vingroup JSC(6)		78,738	273,557

			$9,650,147

Total Common Stocks (identified cost $71,023,737)			$67,348,453

Convertible Bonds — 0.3%
Security	Principal Amount (000’s omitted)		Value

Bermuda — 0.2%

Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	3,340	$3,045,662

			$3,045,662

India — 0.1%

Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(9)	USD	2,970	$2,314,046

			$2,314,046

Total Convertible Bonds (identified cost $6,310,770)			$5,359,708

Foreign Corporate Bonds — 7.3%
Security	Principal Amount (000’s omitted)		Value

Argentina — 0.5%

IRSA Propiedades Comerciales S.A., 8.75%, 3/23/23(9)	USD	914	$900,729

YPF S.A.:

4.00% to 1/1/23, 2/12/26(1)(10)	USD	9,379	8,327,048

4.00% to 1/1/23, 2/12/26(9)(10)	USD	1,523	1,352,591

6.95%, 7/21/27(9)	USD	992	719,324

8.50%, 7/28/25(9)	USD	528	431,051

			$11,730,743

Security	Principal Amount (000’s omitted)		Value

Armenia — 0.3%

Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(9)	USD	6,432	$5,981,760

			$5,981,760

Brazil — 1.2%

Arcos Dorados BV, 6.125%, 5/27/29(1)	USD	2,215	$2,175,274

Braskem America Finance Co., 7.125%, 7/22/41(9)	USD	1,279	1,275,105

Braskem Netherlands Finance BV, 5.875%, 1/31/50(9)	USD	3,939	3,529,029

Coruripe Netherlands BV:

10.00%, 2/10/27(1)	USD	903	783,353

10.00%, 2/10/27(9)	USD	1,745	1,513,787

Guara Norte S.a.r.l., 5.198%, 6/15/34(9)	USD	1,130	997,755

MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(1)	USD	3,757	3,274,977

Natura & Co. Luxembourg Holding S.a.r.l., 6.00%, 4/19/29(1)	USD	1,328	1,291,480

Natura Cosmeticos S.A., 4.125%, 5/3/28(9)	USD	4,657	4,182,079

Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(9)	USD	1,022	1,012,165

Petrobras Global Finance BV, 6.90%, 3/19/49	USD	479	452,207

Vale S.A., 2.762%(11)(12)	BRL	42,422	3,989,936

			$24,477,147

Bulgaria — 0.2%

Bulgarian Energy Holding EAD, 2.45%, 7/22/28(9)	EUR	180	$152,361

Eurohold Bulgaria AD, 6.50%, 12/7/22(9)	EUR	4,582	4,822,519

			$4,974,880

China — 0.3%

KWG Group Holdings, Ltd., 7.875%, 9/1/23(9)	USD	1,571	$739,941

Shimao Group Holdings, Ltd., 5.60%, 7/15/26(9)	USD	5,100	1,262,250

Sunac China Holdings, Ltd.:

6.50%, 7/9/23(9)	USD	2,000	525,000

8.35%, 4/19/23(9)	USD	3,270	809,325

Times China Holdings, Ltd.:

5.55%, 6/4/24(9)	USD	3,999	2,119,470

6.75%, 7/16/23(9)	USD	2,966	1,649,096

			$7,105,082

Georgia — 0.4%

Georgia Capital JSC, 6.125%, 3/9/24(9)	USD	6,762	$6,576,045

Silknet JSC, 8.375%, 1/31/27(9)	USD	1,686	1,648,065

			$8,224,110

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Honduras — 0.1%

Inversiones Atlantida S.A., 7.50%, 5/19/26(9)	USD	2,945	$2,890,061

			$2,890,061

Iceland — 0.9%

Arion Banki HF, 6.00%, 4/12/24(9)	ISK	1,000,000	$7,733,466

Islandsbanki HF, 6.40%, 10/26/23	ISK	860,000	6,677,442

Landsbankinn HF, 5.00%, 11/23/23(9)	ISK	560,000	4,269,014

WOW Air HF:

0.00%(8)(11)(13)	EUR	79	0

0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(8)(13)	EUR	3,600	0

			$18,679,922

India — 1.2%

Indian Railway Finance Corp., Ltd.:

2.80%, 2/10/31(9)	USD	15,006	$12,506,517

3.57%, 1/21/32(9)	USD	8,481	7,476,468

JSW Infrastructure, Ltd., 4.95%, 1/21/29(9)	USD	3,677	3,310,367

JSW Steel, Ltd., 5.05%, 4/5/32(9)	USD	1,466	1,257,548

Reliance Communications, Ltd., 6.50%, 11/6/20(9)(13)	USD	1,800	158,400

			$24,709,300

Indonesia — 0.3%

Alam Sutera Realty Tbk PT:

6.00%, (6.00% cash or 6.25% PIK), 5/2/24(14)	USD	1,675	$1,186,905

6.25%, (6.25% cash or 6.50% PIK), 11/2/25(9)(14)	USD	5,025	3,240,220

Freeport Indonesia PT, 5.315%, 4/14/32(9)	USD	1,896	1,843,860

			$6,270,985

Mexico — 0.3%

Alpha Holding S.A. de CV:

9.00%, 2/10/25(9)(13)	USD	3,890	$243,125

10.00%, 12/19/22(9)(13)	USD	1,849	117,892

Braskem Idesa SAPI, 6.99%, 2/20/32(9)	USD	3,000	2,697,555

Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(9)	USD	1,124	644,148

Petroleos Mexicanos, 6.75%, 9/21/47	USD	3,700	2,681,279

			$6,383,999

Moldova — 0.2%

Aragvi Finance International DAC, 8.45%, 4/29/26(9)	USD	5,849	$4,552,569

			$4,552,569

Security	Principal Amount (000’s omitted)		Value

Nigeria — 0.2%

IHS Holding, Ltd., 5.625%, 11/29/26(9)	USD	1,740	$1,661,265

SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(9)	USD	3,306	3,152,502

			$4,813,767

Paraguay — 0.2%

Frigorifico Concepcion S.A., 7.70%, 7/21/28(1)	USD	4,435	$3,872,066

			$3,872,066

Peru — 0.0%(7)

PetroTal Corp., 12.00%, 2/16/24(1)(9)	USD	720	$748,800

			$748,800

South Africa — 0.2%

HTA Group, Ltd., 7.00%, 12/18/25(9)	USD	269	$266,818

Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(9)(14)	USD	4,843	5,133,435

			$5,400,253

Turkey — 0.2%

Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(9)	USD	4,390	$4,088,846

			$4,088,846

United Arab Emirates — 0.1%

NBK Tier 1 Financing, Ltd., 3.625% to 8/24/26(9)(11)(15)	USD	1,765	$1,622,900

			$1,622,900

Uzbekistan — 0.5%

Ipoteka-Bank ATIB, 5.50%, 11/19/25(9)	USD	833	$756,989

Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(9)	UZS	101,000,000	8,948,597

			$9,705,586

Total Foreign Corporate Bonds (identified cost $183,605,674)			$156,232,776

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Loan Participation Notes — 2.2%
Security	Principal Amount (000’s omitted)		Value

Uzbekistan — 2.2%

Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(8)(9)(16)	UZS	293,470,000	$25,666,878

Europe Asia Investment Finance BV (borrower -Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(8)(9)(16)	UZS	248,781,000	21,911,856

Total Loan Participation Notes (identified cost $54,200,436)			$47,578,734

Reinsurance Side Cars — 0.7%
Security	Shares		Value

Eden Re II, Ltd.:

Series 2021A, 0.00%, 3/21/25(1)(8)(17)(32)		1,050,000	$894,600

Series 2022A, 0.00%, 3/20/26(1)(8)(17)(32)		1,100,000	1,094,500

Series 2022B, 0.00%, 3/20/26(1)(8)(17)(32)		2,400,000	2,389,200

Mt. Logan Re, Ltd., Series A-1(6)(8)(17)(18)		4,400	4,042,607

Sussex Capital, Ltd.:

Designated Investment Series 16, 12/21(6)(8)(17)(18)		817	807,923

Series 16, Preference Shares(6)(8)(17)(18)		5,500	4,782,138

Total Reinsurance Side Cars (identified cost $14,450,000)			$14,010,968

Senior Floating-Rate Loans — 0.5%(19)
Borrower/Description	Principal Amount (000’s omitted)		Value

Argentina — 0.0%(7)

Desa, LLC, Term Loan, 0.188%, 6/30/24(8)(20)		$843	$634,858

			$634,858

Luxembourg — 0.0%(7)

Zacapa LLC, Term Loan, 3/22/29(21)		$1,100	$1,093,263

			$1,093,263

Borrower/Description	Principal Amount (000’s omitted)		Value

Mexico — 0.5%

Petroleos Mexicanos, Term Loan, 6/28/24(21)		$10,251	$9,892,215

			$9,892,215

Total Senior Floating-Rate Loans (identified cost $11,747,588)			$11,620,336

Sovereign Government Bonds — 43.0%
Security	Principal Amount (000’s omitted)		Value

Armenia — 0.4%

Republic of Armenia:

3.60%, 2/2/31(9)	USD	2,895	$2,164,198

3.95%, 9/26/29(9)	USD	2,355	1,895,775

7.15%, 3/26/25(9)	USD	4,124	4,068,532

			$8,128,505

Azerbaijan — 0.2%

Republic of Azerbaijan, 3.50%, 9/1/32(9)	USD	4,935	$4,373,778

			$4,373,778

Bahrain — 0.6%

Kingdom of Bahrain:

5.45%, 9/16/32(9)	USD	10,100	$9,121,239

6.00%, 9/19/44(9)	USD	4,528	3,760,441

7.50%, 9/20/47(9)	USD	440	410,872

			$13,292,552

Barbados — 1.3%

Government of Barbados, 6.50%, 10/1/29(9)	USD	28,151	$27,060,142

			$27,060,142

Benin — 0.5%

Benin Government International Bond, 6.875%, 1/19/52(9)	EUR	11,330	$9,879,303

			$9,879,303

Costa Rica — 0.0%(7)

Costa Rica Government International Bond, 9.66%, 9/30/26(9)	CRC	684,200	$1,182,944

			$1,182,944

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Croatia — 0.9%

Croatia Government International Bond, 1.75%, 3/4/41(9)	EUR	21,902	$18,236,171

			$18,236,171

Dominican Republic — 1.2%

Dominican Republic:

6.00%, 2/22/33(1)	USD	2,198	$2,002,119

6.40%, 6/5/49(9)	USD	9,148	7,786,534

6.50%, 2/15/48(9)	USD	207	178,778

6.85%, 1/27/45(9)	USD	6,547	5,913,867

8.00%, 1/15/27(9)	DOP	96,000	1,582,766

8.00%, 2/12/27(9)	DOP	474,470	7,813,857

			$25,277,921

Ecuador — 0.1%

Republic of Ecuador, 0.50%, 7/31/40(9)	USD	2,839	$1,271,089

			$1,271,089

Egypt — 2.4%

Arab Republic of Egypt:

5.875%, 2/16/31(9)	USD	862	$633,385

6.375%, 4/11/31(9)	EUR	21,787	17,383,916

6.588%, 2/21/28(9)	USD	5,322	4,444,956

7.053%, 1/15/32(9)	USD	2,618	2,024,120

7.50%, 2/16/61(9)	USD	20,206	13,575,482

7.60%, 3/1/29(9)	USD	3,279	2,796,167

7.903%, 2/21/48(9)	USD	956	658,661

8.15%, 11/20/59(9)	USD	1,329	926,621

8.70%, 3/1/49(9)	USD	6,947	5,100,710

8.75%, 9/30/51(9)	USD	2,777	2,045,088

8.875%, 5/29/50(9)	USD	1,083	801,312

			$50,390,418

Ethiopia — 0.2%

Ethiopia International Bond, 6.625%, 12/11/24(9)	USD	6,390	$4,438,750

			$4,438,750

Gabon — 0.5%

Gabon Government International Bond, 6.625%, 2/6/31(9)	USD	12,657	$11,474,710

			$11,474,710

Security	Principal Amount (000’s omitted)		Value

Georgia — 0.1%

Georgia Government International Bond, 2.75%, 4/22/26(9)	USD	2,541	$2,190,113

			$2,190,113

Greece — 0.5%

Hellenic Republic Government Bond, 1.75%, 6/18/32(1)(9)	EUR	11,700	$10,701,804

			$10,701,804

Honduras — 1.2%

Honduras Government International Bond:

5.625%, 6/24/30(9)	USD	16,651	$13,179,266

6.25%, 1/19/27(9)	USD	2,710	2,369,087

7.50%, 3/15/24(9)	USD	10,723	10,507,462

			$26,055,815

Iceland — 1.3%

Republic of Iceland, 6.50%, 1/24/31	ISK	3,257,985	$27,176,271

			$27,176,271

India — 0.2%

Export-Import Bank of India:

2.25%, 1/13/31(9)	USD	2,400	$1,961,952

3.25%, 1/15/30(9)	USD	2,980	2,684,118

			$4,646,070

Indonesia — 1.5%

Indonesia Government Bond:

6.50%, 2/15/31	IDR	193,960,000	$12,917,733

7.00%, 9/15/30	IDR	101,409,000	6,977,334

7.50%, 6/15/35	IDR	166,778,000	11,687,944

7.50%, 4/15/40	IDR	2,752,000	194,104

			$31,777,115

Iraq — 0.7%

Republic of Iraq, 5.80%, 1/15/28(9)	USD	15,101	$14,631,025

			$14,631,025

Israel — 1.8%

Israel Government Bond, 0.75%, 7/31/22	ILS	125,096	$37,501,315

			$37,501,315

24	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Ivory Coast — 0.9%

Ivory Coast Government International Bond:

4.875%, 1/30/32(9)	EUR	3,666	$3,261,999

5.25%, 3/22/30(9)	EUR	10,453	9,914,069

6.625%, 3/22/48(9)	EUR	5,615	4,749,499

6.875%, 10/17/40(9)	EUR	1,048	935,993

			$18,861,560

Jordan — 0.1%

Kingdom of Jordan, 7.375%, 10/10/47(9)	USD	3,586	$3,138,216

			$3,138,216

Lebanon — 0.4%

Lebanese Republic:

5.80%, 4/14/20(9)(13)	USD	337	$40,440

6.00%, 1/27/23(9)(13)	USD	1,505	184,363

6.10%, 10/4/22(9)(13)	USD	5,758	704,232

6.15%, 6/19/20(13)	USD	448	54,880

6.20%, 2/26/25(9)(13)	USD	450	54,405

6.25%, 5/27/22(13)	USD	750	90,938

6.25%, 11/4/24(9)(13)	USD	7,663	934,541

6.25%, 6/12/25(9)(13)	USD	2,947	361,007

6.375%, 3/9/20(13)	USD	6,588	790,560

6.40%, 5/26/23(13)	USD	7,625	905,469

6.65%, 4/22/24(9)(13)	USD	7,602	940,976

6.65%, 11/3/28(9)(13)	USD	3,522	421,583

6.65%, 2/26/30(9)(13)	USD	453	54,478

6.75%, 11/29/27(9)(13)	USD	194	23,523

6.85%, 5/25/29(13)	USD	8,628	1,024,575

7.00%, 12/3/24(13)	USD	3,446	417,827

7.00%, 3/20/28(9)(13)	USD	5,356	642,720

7.05%, 11/2/35(9)(13)	USD	1,463	178,340

7.15%, 11/20/31(9)(13)	USD	4,621	560,296

8.20%, 5/17/33(13)	USD	1,595	169,469

8.25%, 4/12/21(9)(13)	USD	3,382	418,522

8.25%, 5/17/34(13)	USD	1,326	155,261

			$9,128,405

Mexico — 1.1%

Mexican Udibonos, 2.75%, 11/27/31(22)	MXN	546,741	$24,200,404

			$24,200,404

Security	Principal Amount (000’s omitted)		Value

Mozambique — 0.2%

Mozambique International Bond, 5.00%, 9/15/31(9)	USD	3,889	$3,397,625

			$3,397,625

New Zealand — 0.6%

New Zealand Government Bond, 3.00%, 9/20/30(9)(22)	NZD	16,455	$12,182,113

			$12,182,113

Oman — 0.8%

Oman Government International Bond:

6.50%, 3/8/47(9)	USD	9,241	$8,483,839

6.75%, 1/17/48(9)	USD	8,665	8,147,266

7.00%, 1/25/51(9)	USD	670	646,717

			$17,277,822

Pakistan — 0.1%

Islamic Republic of Pakistan, 8.875%, 4/8/51(9)	USD	3,022	$2,172,818

			$2,172,818

Philippines — 1.4%

Republic of the Philippines, 6.25%, 1/14/36	PHP	1,524,000	$30,283,286

			$30,283,286

Romania — 0.7%

Romania Government International Bond:

2.625%, 12/2/40(9)	EUR	894	$629,862

2.75%, 4/14/41(9)	EUR	1,699	1,206,805

3.375%, 1/28/50(9)	EUR	5,202	3,729,857

4.625%, 4/3/49(9)	EUR	9,940	8,764,150

			$14,330,674

Serbia — 2.5%

Serbia Treasury Bond:

4.50%, 8/20/32	RSD	1,139,040	$9,095,062

5.875%, 2/8/28	RSD	4,951,760	44,921,883

			$54,016,945

South Africa — 4.1%

Republic of South Africa:

5.875%, 4/20/32	USD	15,200	$14,484,080

7.30%, 4/20/52	USD	5,092	4,780,777

10.50%, 12/21/26	ZAR	323,494	68,262,849

			$87,527,706

25	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

South Korea — 1.1%

Korea Treasury Bond, 1.875%, 12/10/24	KRW	31,500,000	$24,400,070

			$24,400,070

Sri Lanka — 0.7%

Sri Lanka Government International Bond:

5.75%, 4/18/23(9)	USD	3,000	$1,314,506

6.20%, 5/11/27(9)	USD	2,838	1,225,675

6.35%, 6/28/24(9)	USD	1,960	845,603

6.75%, 4/18/28(9)	USD	9,346	4,010,275

6.825%, 7/18/26(9)	USD	9,809	4,300,560

6.85%, 3/14/24(9)	USD	3,988	1,714,760

6.85%, 11/3/25(9)	USD	1,000	446,250

7.55%, 3/28/30(9)	USD	200	85,634

7.85%, 3/14/29(9)	USD	1,600	690,080

			$14,633,343

Suriname — 1.8%

Republic of Suriname:

9.25%, 10/26/26(9)(13)	USD	44,764	$37,377,940

12.875%, 12/30/23(9)(13)	USD	1,385	1,156,475

			$38,534,415

Thailand — 3.8%

Thailand Government Bond:

1.25%, 3/12/28(9)(22)	THB	2,575,237	$77,200,124

2.875%, 6/17/46	THB	112,400	2,710,272

			$79,910,396

Ukraine — 3.9%

Ukraine Government Bond:

1.258%, GDP-Linked, 5/31/40(9)(23)	USD	11,029	$3,238,004

10.00%, 8/23/23(8)	UAH	39,841	807,588

11.67%, 11/22/23(8)	UAH	693,998	14,067,527

15.84%, 2/26/25(8)	UAH	3,871,788	64,529,800

			$82,642,919

United Arab Emirates — 0.7%

Finance Department Government of Sharjah, 4.00%, 7/28/50(9)	USD	19,846	$14,873,347

			$14,873,347

Uzbekistan — 0.1%

National Bank of Uzbekistan, 4.85%, 10/21/25(9)	USD	326	$288,510

Security		Principal Amount (000’s omitted)	Value

Uzbekistan (continued)

Republic of Uzbekistan, 14.50%, 11/25/23(9)	UZS	16,470,000	$1,456,977

			$1,745,487

Vietnam — 1.0%

Vietnam Government International Bond, 4.80%, 11/19/24(9)	USD	21,375	$21,936,094

			$21,936,094

Zambia — 1.4%

Zambia Government Bond:

11.00%, 1/25/26	ZMW	229,105	$10,040,562

11.00%, 9/20/26	ZMW	14,610	604,075

11.00%, 12/27/26	ZMW	72,160	2,917,007

12.00%, 3/22/28	ZMW	26,190	999,269

12.00%, 5/31/28	ZMW	8,430	317,632

12.00%, 11/1/28	ZMW	20,900	762,502

12.00%, 2/21/29	ZMW	47,920	1,710,553

13.00%, 1/25/31	ZMW	21,610	750,989

13.00%, 6/28/31	ZMW	20,170	697,074

13.00%, 9/20/31	ZMW	36,470	1,250,265

13.00%, 12/27/31	ZMW	76,230	2,595,500

14.00%, 12/5/31	ZMW	4,600	166,456

15.00%, 2/16/27	ZMW	15,100	702,829

Zambia Government International Bond, 5.375%, 9/20/22(9)	USD	7,546	5,436,591

			$28,951,304

Total Sovereign Government Bonds (identified cost $1,104,161,672)			$913,830,760

Sovereign Loans — 4.6%
Borrower/Description		Principal Amount (000’s omitted)	Value

Ivory Coast — 0.2%

Republic of Ivory Coast, Term Loan, 5.75%, (6 mo. EURIBOR + 5.75%), 1/6/28(2)	EUR	2,665	$2,860,227

			$2,860,227

Kenya — 0.6%

Government of Kenya:

Term Loan, 6.616%, (6 mo. USD LIBOR + 6.45%), 6/29/25(2)	USD	12,191	$12,060,988

26	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount (000’s omitted)	Value

Kenya (continued)

Government of Kenya: (continued)

Term Loan, 8.422%, (6 mo. USD LIBOR + 6.70%), 10/24/24(2)	USD	1,452	$1,429,265

			$13,490,253

Macedonia — 0.1%

Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 12/16/22(2)(24)	EUR	2,200	$2,321,366

			$2,321,366

Nigeria — 0.6%

Bank of Industry Limited, Term Loan, 6.803%, (3 mo. USD LIBOR + 6.00%), 12/14/23(2)(24)	USD	13,363	$13,362,711

			$13,362,711

Tanzania — 3.1%

Government of the United Republic of Tanzania:

Term Loan, 5.526%, (6 mo. USD LIBOR + 5.20%), 6/26/22(2)	USD	8,449	$8,651,439

Term Loan, 6.454%, (6 mo. USD LIBOR + 6.30%), 4/28/31(2)	USD	58,755	57,758,985

			$66,410,424

Total Sovereign Loans (identified cost $99,696,163)			$98,444,981

U.S. Government Agency Mortgage-Backed Securities — 2.3%
Security		Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

2.43%, (1 yr. CMT + 2.31%), with maturity at 2036(25)		$633	$657,459

2.768%, (COF + 1.25%), with maturity at 2035(25)		561	575,541

2.875%, (COF + 2.43%), with maturity at 2023(25)		3	3,102

4.007%, (COF + 1.25%), with maturity at 2029(25)		7	7,419

4.391%, (COF + 1.25%), with maturity at 2030(25)		142	151,376

4.50%, with maturity at 2035		128	131,313

6.00%, with various maturities to 2035		3,399	3,663,525

6.50%, with various maturities to 2032		3,919	4,266,645

6.60%, with maturity at 2030		389	417,817

7.00%, with various maturities to 2036		4,958	5,391,976

7.31%, with maturity at 2026		6	5,886

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)

7.50%, with various maturities to 2035	$1,879	$2,025,973

7.95%, with maturity at 2022	1	1,445

8.00%, with various maturities to 2030	398	417,549

8.50%, with maturity at 2025	7	7,529

9.00%, with various maturities to 2027	25	25,773

9.50%, with maturity at 2027	14	15,246

		$17,765,574

Federal National Mortgage Association:

1.518%, (COF + 1.30%), with maturity at 2024(25)	$204	$204,827

1.527%, (COF + 1.31%), with maturity at 2033(25)	556	566,924

1.642%, (COF + 1.40%), with maturity at 2025(25)	112	113,082

1.653%, (COF + 1.35%), with maturity at 2027(25)	29	29,122

1.842%, (COF + 1.60%), with maturity at 2024(25)	56	56,453

2.318%, (1 yr. CMT + 2.15%), with maturity at 2028(25)	69	69,726

3.264%, (COF + 1.25%), with maturity at 2035(25)	552	566,436

3.267%, (COF + 1.25%), with maturity at 2034(25)	197	206,403

4.052%, (COF + 1.79%), with maturity at 2035(25)	1,009	1,076,831

6.00%, with various maturities to 2035	11,338	12,272,391

6.335%, (COF + 2.00%, Floor 6.335%), with maturity at 2032(25)	225	250,709

6.50%, with various maturities to 2038	4,338	4,672,478

7.00%, with various maturities to 2035	7,378	8,071,422

7.50%, with various maturities to 2027	15	15,578

7.725%, (1 yr. CMT + 2.23%), with maturity at 2025(25)	8	8,254

8.00%, with maturity at 2026	1	548

8.50%, with various maturities to 2037	921	1,019,600

9.00%, with various maturities to 2032	83	88,445

9.50%, with various maturities to 2031	26	26,739

10.50%, with maturity at 2029	21	22,982

11.50%, with maturity at 2031	85	97,680

		$29,436,630

Government National Mortgage Association:

2.00%, (1 yr. CMT + 1.50%), with maturity at 2024(25)	$55	$55,341

6.50%, with various maturities to 2032	181	194,690

7.00%, with various maturities to 2031	339	362,257

7.50%, with various maturities to 2028	40	42,123

8.00%, with maturity at 2023	9	8,952

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association: (continued)

9.00%, with maturity at 2025	$3	$3,171

		$666,534

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $49,367,581)		$47,868,738

U.S. Government Guaranteed Small Business Administration Loans(26)(27)—0.7%
Security	Principal Amount (000’s omitted)	Value

1.11%, 9/15/42	$1,586	$57,891

1.66%, 8/15/42 to 4/15/43	6,906	379,565

1.91%, 8/15/42 to 2/15/43	10,400	653,071

1.93%, 3/15/41 to 5/15/42	2,013	131,451

1.96%, 9/15/42	2,778	170,590

2.11%, 8/15/42 to 9/15/42	5,810	407,525

2.16%, 2/15/42 to 4/15/43	9,676	716,623

2.28%, 3/15/43	2,661	232,631

2.36%, 9/15/42	1,876	148,447

2.38%, 2/15/41	627	45,491

2.39%, 7/15/39	951	66,170

2.41%, 7/15/42 to 4/15/43	19,161	1,611,214

2.46%, 1/15/43	1,439	144,983

2.53%, 6/15/36	793	59,630

2.61%, 9/15/42	2,809	254,122

2.66%, 4/15/43	5,595	529,390

2.71%, 8/15/27 to 9/15/42	7,770	696,351

2.77%, 10/4/23 to 8/25/42(28)	11,032	894,765

2.91%, 10/15/42 to 4/15/43	9,455	1,008,008

2.93%, 4/15/42	912	103,208

2.96%, 7/15/27 to 2/15/43	6,643	517,346

3.16%, 9/15/42 to 4/15/43	4,416	548,875

3.21%, 6/15/27 to 3/15/43	7,117	740,905

3.33%, 12/28/26 to 8/17/42(28)	21,608	1,498,011

3.41%, 3/15/43 to 4/15/43	7,465	893,898

3.46%, 3/15/27 to 9/15/42	4,247	454,951

3.66%, 1/15/43 to 6/15/43	6,167	868,753

3.69%, 3/15/43	1,290	200,987

3.71%, 3/15/28 to 10/15/42	8,858	849,281

3.78%, 5/15/27 to 9/15/42	3,816	466,082

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $20,025,156)		$15,350,215

Warrants — 0.0%(7)
Security	Shares	Value

IRSA Inversiones y Representaciones S.A. Exp. 3/5/26(6)	201,760	$50,692

Total Warrants (identified cost $0)		$50,692

Short-Term Investments — 26.9%

Affiliated Fund — 11.8%
Security	Shares	Value

Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(29)	251,817,413	$251,817,413

Total Affiliated Fund (identified cost $251,817,413)		$251,817,413

Repurchase Agreements — 1.0%
Description	Principal Amount (000’s omitted)	Value

Barclays Bank PLC:

Dated 1/13/22 with an interest rate of 1.50% payable by the Portfolio, collateralized by $1,994,000 Country Garden Holdings Co., Ltd., 7.25%, due 4/8/26 and a market value, including accrued interest, of $1,739,075(30)	$1,730	$1,729,839

Dated 1/24/22 with an interest rate of 1.50% payable by the Portfolio, collateralized by $1,292,000 Country Garden Holdings Co., Ltd., 3.125%, due 10/22/25 and a market value, including accrued interest, of $1,097,934(30)	1,097	1,096,925

Dated 1/24/22 with an interest rate of 1.50% payable by the Portfolio, collateralized by $1,937,000 Country Garden Holdings Co., Ltd., 2.70%, due 7/12/26 and a market value, including accrued interest, of $1,429,041(30)	1,587	1,587,265

JPMorgan Chase Bank, N.A.:

Dated 4/5/22 with an interest rate of 0.15%, collateralized by $3,463,000 Qatar Government International Bond, 4.817%, due 3/14/49 and a market value, including accrued interest, of $3,752,139(30)	4,338	4,337,722

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Description		Principal Amount (000’s omitted)	Value

Nomura International PLC:

Dated 3/17/22 with an interest rate of 0.00%, collateralized by $200,000 Corp. Nacional del Cobre de Chile, 4.375%, due 2/5/49 and a market value, including accrued interest, of $198,690(30)		$212	$212,328

Dated 3/17/22 with an interest rate of 0.00%, collateralized by $10,344,000 Qatar Government International Bond, 4.817%, due 3/14/49 and a market value, including accrued interest, of $11,207,660(30)		12,735	12,734,757

Total Repurchase Agreements (identified cost $21,698,836)			$21,698,836

Sovereign Government Securities — 4.5%
Security		Principal Amount (000’s omitted)	Value

Egypt — 1.5%

Egypt Treasury Bill:

0.00%, 9/6/22	EGP	126,825	$6,596,437

0.00%, 9/20/22	EGP	69,375	3,590,091

0.00%, 9/27/22	EGP	34,675	1,789,842

0.00%, 10/4/22	EGP	283,475	14,590,734

0.00%, 12/27/22	EGP	99,350	4,964,335

			$31,531,439

Israel — 1.1%

Bank of Israel Treasury Bill:

0.00%, 7/6/22	ILS	25,019	$7,495,885

0.00%, 8/3/22	ILS	50,035	15,010,503

			$22,506,388

Uganda — 1.9%

Uganda Treasury Bill:

0.00%, 5/5/22	UGX	8,330,000	$2,348,334

0.00%, 5/19/22	UGX	2,305,600	646,777

0.00%, 6/3/22	UGX	22,454,400	6,297,039

0.00%, 6/16/22	UGX	28,620,100	8,007,441

0.00%, 6/23/22	UGX	6,727,400	1,879,885

0.00%, 7/7/22	UGX	24,047,800	6,703,434

0.00%, 3/30/23	UGX	29,078,200	7,597,409

Security		Principal Amount (000’s omitted)	Value

Uganda (continued)

Uganda Treasury Bill: (continued)

0.00%, 4/13/23	UGX	27,482,600	$7,166,078

			$40,646,397

Total Sovereign Government Securities (identified cost $95,698,113)			$94,684,224

U.S. Treasury Obligations — 9.6%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill:

0.00%, 5/10/22(31)		$26,060	$26,059,377

0.00%, 5/17/22(31)		150,000	149,988,594

0.00%, 5/24/22(31)		28,840	28,835,021

Total U.S. Treasury Obligations (identified cost $202,480,525)			$204,882,992

Total Short-Term Investments (identified cost $571,694,887)			$573,083,465

Total Purchased Options — 0.0%(7) (identified cost $1,284,303)			$193,730

Total Investments — 95.2% (identified cost $2,276,789,913)			$2,025,771,905

Securities Sold Short — (0.9)%

Common Stocks — (0.2)%
Security		Shares	Value

New Zealand — (0.2)%

a2 Milk Co., Ltd. (The)(6)		(70,300)	$(222,759)

Auckland International Airport, Ltd.(6)		(112,900)	(567,097)

Contact Energy, Ltd.		(73,100)	(384,039)

Fisher & Paykel Healthcare Corp., Ltd.		(54,500)	(748,945)

Fletcher Building, Ltd.		(77,200)	(307,528)

Infratil, Ltd.		(67,400)	(364,744)

Mainfreight, Ltd.		(8,000)	(418,747)

Meridian Energy, Ltd.		(115,500)	(350,549)

29	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Shares	Value

New Zealand (continued)

Ryman Healthcare, Ltd.		(38,300)	$(226,670)

Spark New Zealand, Ltd.		(175,400)	(554,736)

Total Common Stocks (proceeds $4,610,343)			$(4,145,814)

Sovereign Government Bonds — (0.7)%
Security		Principal Amount (000’s omitted)	Value

Qatar — (0.7)%

Qatar Government International Bond, 4.817%, 3/14/49(9)	USD	(13,807)	$(14,872,969)

Total Sovereign Government Bonds (proceeds $17,975,995)			$(14,872,969)

Total Securities Sold Short (proceeds $22,586,338)			$(19,018,783)

Other Assets, Less Liabilities — 5.7%			$120,554,035

Net Assets — 100.0%			$2,127,307,157

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $106,425,298 or 5.0% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2022.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2022.

(4)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2022.

(6)	Non-income producing security.

(7)	Amount is less than 0.05%.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(9)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of these securities is $642,247,270 or 30.2% of the Portfolio’s net assets.

(10)	Step coupon security. Interest rate represents the rate in effect at April 30, 2022.

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at April 30, 2022.

(13)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(14)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(15)	Security converts to variable rate after the indicated fixed-rate coupon period.

(16)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(17)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(18)	Restricted security (see Note 5).

(19)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(20)	Fixed-rate loan.

(21)	This Senior Loan will settle after April 30, 2022, at which time the interest rate will be determined.

(22)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(23)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

30	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

(24)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(25)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2022.

(26)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(27)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.
(28)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2022 of all interest only securities comprising the certificate.

(29)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.

(30)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(31)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(32)	Quantity held represents principal in USD.

Purchased Call Options — 0.0%(1)

Description	Counterparty	Notional Amount		Spread	Expiration Date	Value

2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	623,900,000	1.06%	12/19/22	$129,347

2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	304,600,000	1.09	1/4/23	64,383

Total						$193,730

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

INR	435,200,000	USD	5,680,224	5/2/22	$12,944

INR	435,200,000	USD	5,733,785	5/2/22	(40,617)

NZD	3,197,375	USD	2,068,862	5/2/22	(4,637)

NZD	6,170,000	USD	3,992,299	5/2/22	(8,947)

NZD	6,892,773	USD	4,459,969	5/2/22	(9,995)

NZD	12,841,060	USD	8,308,808	5/2/22	(18,621)

NZD	13,797,790	USD	8,927,860	5/2/22	(20,008)

NZD	1,480,853	USD	981,806	5/2/22	(25,767)

NZD	2,855,928	USD	1,869,622	5/2/22	(25,835)

NZD	21,687,240	USD	14,032,728	5/2/22	(31,449)

NZD	24,735,847	USD	16,005,330	5/2/22	(35,870)

NZD	37,936,778	USD	24,546,992	5/2/22	(55,013)

NZD	4,885,936	USD	3,251,102	5/2/22	(96,742)

NZD	4,036,845	USD	2,720,632	5/2/22	(114,445)

NZD	5,536,328	USD	3,737,575	5/2/22	(163,322)

NZD	6,170,000	USD	4,158,271	5/2/22	(174,920)

NZD	15,320,450	USD	10,221,620	5/2/22	(330,740)

31	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

NZD	21,102,523	USD	13,990,973	5/2/22	$(367,186)

NZD	14,135,431	USD	9,542,829	5/2/22	(416,997)

NZD	51,734,569	USD	34,866,513	5/2/22	(1,466,681)

USD	5,747,870	INR	435,200,000	5/2/22	54,702

USD	5,680,224	INR	435,200,000	5/2/22	(12,944)

USD	25,567,492	NZD	37,936,778	5/2/22	1,075,512

USD	16,699,170	NZD	24,735,847	5/2/22	729,710

USD	9,299,021	NZD	13,797,790	5/2/22	391,169

USD	14,197,465	NZD	21,687,240	5/2/22	196,185

USD	4,569,909	NZD	6,892,773	5/2/22	119,935

USD	8,406,349	NZD	12,841,060	5/2/22	116,162

USD	4,090,710	NZD	6,170,000	5/2/22	107,359

USD	33,474,853	NZD	51,734,569	5/2/22	75,021

USD	2,119,860	NZD	3,197,375	5/2/22	55,635

USD	13,654,388	NZD	21,102,523	5/2/22	30,601

USD	9,913,097	NZD	15,320,450	5/2/22	22,217

USD	9,146,331	NZD	14,135,431	5/2/22	20,498

USD	3,992,298	NZD	6,170,000	5/2/22	8,947

USD	3,582,281	NZD	5,536,328	5/2/22	8,028

USD	3,161,445	NZD	4,885,936	5/2/22	7,085

USD	2,612,040	NZD	4,036,845	5/2/22	5,854

USD	1,847,928	NZD	2,855,928	5/2/22	4,141

USD	958,186	NZD	1,480,853	5/2/22	2,147

BRL	7,700,000	USD	1,386,638	5/3/22	170,821

BRL	7,000,000	USD	1,254,674	5/3/22	161,198

BRL	6,900,000	USD	1,237,444	5/3/22	158,201

BRL	4,400,000	USD	790,253	5/3/22	99,724

BRL	3,541,000	USD	642,029	5/3/22	74,200

BRL	100,000	USD	20,329	5/3/22	(102)

BRL	1,100,000	USD	223,618	5/3/22	(1,124)

BRL	1,141,000	USD	231,953	5/3/22	(1,166)

BRL	1,700,000	USD	345,592	5/3/22	(1,737)

BRL	500,000	USD	104,859	5/3/22	(3,725)

BRL	12,300,000	USD	2,500,457	5/3/22	(12,568)

BRL	13,700,000	USD	2,785,062	5/3/22	(13,999)

PHP	1,944,762,633	USD	37,132,215	5/3/22	120,206

PHP	1,158,996,000	USD	22,140,215	5/3/22	60,647

PHP	785,766,633	USD	15,020,772	5/3/22	30,787

PHP	2,274,338	USD	43,425	5/3/22	141

PHP	2,274,338	USD	44,046	5/3/22	(481)

USD	2,906,668	BRL	13,700,000	5/3/22	135,605

USD	2,615,235	BRL	12,300,000	5/3/22	127,346

USD	1,565,327	BRL	7,700,000	5/3/22	7,868

USD	1,423,025	BRL	7,000,000	5/3/22	7,153

32	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	1,402,696	BRL	6,900,000	5/3/22	$7,050

USD	894,473	BRL	4,400,000	5/3/22	4,496

USD	719,847	BRL	3,541,000	5/3/22	3,618

USD	101,645	BRL	500,000	5/3/22	511

USD	20,501	BRL	100,000	5/3/22	274

USD	228,979	BRL	1,141,000	5/3/22	(1,808)

USD	340,681	BRL	1,700,000	5/3/22	(3,173)

USD	219,141	BRL	1,100,000	5/3/22	(3,353)

USD	37,663,651	PHP	1,944,762,633	5/3/22	411,230

USD	43,476	PHP	2,274,338	5/3/22	(89)

USD	43,425	PHP	2,274,338	5/3/22	(141)

USD	15,002,991	PHP	785,766,633	5/3/22	(48,568)

USD	22,129,224	PHP	1,158,996,000	5/3/22	(71,638)

RUB	363,707,404	USD	4,664,425	5/6/22	425,752

RUB	345,928,178	USD	4,464,464	5/6/22	376,888

USD	6,407,545	RUB	709,635,582	5/6/22	(3,523,984)

RUB	76,083,717	USD	982,453	5/11/22	74,753

RUB	31,668,624	USD	403,433	5/11/22	36,612

RUB	27,144,535	USD	346,018	5/11/22	31,164

USD	1,212,556	RUB	134,896,876	5/11/22	(661,875)

GBP	3,700,000	USD	4,828,296	5/13/22	(175,799)

USD	4,999,736	GBP	3,700,000	5/13/22	347,238

RUB	241,685,000	USD	3,145,855	5/17/22	183,889

USD	2,177,342	RUB	241,685,000	5/17/22	(1,152,402)

NOK	32,900,000	USD	3,692,978	5/23/22	(185,226)

USD	10,588,384	ZAR	162,028,752	5/25/22	351,902

USD	3,052,099	ZAR	46,704,738	5/25/22	101,436

PEN	3,500,000	USD	927,890	5/27/22	(18,590)

PEN	13,000,000	USD	3,452,397	5/27/22	(74,998)

PHP	2,274,338	USD	43,360	5/27/22	(72)

USD	4,201,082	PEN	15,825,477	5/27/22	89,625

USD	2,499,873	PEN	9,394,523	5/27/22	59,177

USD	22,083,663	PHP	1,144,000,000	5/27/22	309,298

USD	20,989,870	PHP	1,087,800,000	5/27/22	285,190

USD	12,324,945	PHP	646,468,000	5/27/22	20,373

USD	18,168,397	PHP	953,532,000	5/27/22	19,312

USD	2,655,735	PHP	139,298,633	5/27/22	4,390

USD	3,914,868	PHP	205,464,000	5/27/22	4,161

USD	13,169,182	MXN	267,933,585	6/1/22	112,366

BRL	4,170,000	USD	790,147	6/2/22	45,143

BRL	7,530,000	USD	1,464,981	6/2/22	43,350

BRL	100,000	USD	20,309	6/2/22	(278)

BRL	3,900,000	USD	804,904	6/2/22	(23,696)

CLP	285,787,000	USD	349,582	6/8/22	(16,913)

33	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

PEN	6,695,163	USD	1,779,067	6/9/22	$(42,401)

PEN	9,880,000	USD	2,625,355	6/9/22	(62,571)

USD	3,354,152	ZAR	51,756,236	6/9/22	89,623

ZAR	57,824,557	USD	3,747,420	6/9/22	(100,131)

CAD	8,030,000	USD	6,228,379	6/10/22	21,898

COP	10,910,770,000	USD	2,823,179	6/10/22	(84,258)

PEN	12,671,885	USD	3,345,977	6/10/22	(59,383)

USD	14,343,825	INR	1,106,000,000	6/10/22	(43,596)

USD	19,878,075	INR	1,548,570,000	6/10/22	(266,526)

CLP	703,000,000	USD	856,910	6/15/22	(39,628)

CLP	753,013,000	USD	925,282	6/15/22	(49,857)

CLP	1,061,200,000	USD	1,301,224	6/15/22	(67,512)

CLP	1,383,700,000	USD	1,696,605	6/15/22	(87,967)

COP	1,127,800,000	USD	291,582	6/15/22	(8,679)

COP	7,681,430,000	USD	1,968,966	6/15/22	(42,121)

EUR	490,781	USD	542,577	6/15/22	(23,809)

EUR	1,566,000	USD	1,712,037	6/15/22	(56,733)

EUR	2,511,000	USD	2,745,163	6/15/22	(90,969)

EUR	2,808,833	USD	3,070,771	6/15/22	(101,758)

EUR	3,110,000	USD	3,400,023	6/15/22	(112,669)

EUR	3,894,766	USD	4,257,972	6/15/22	(141,100)

EUR	5,603,000	USD	6,125,508	6/15/22	(202,986)

EUR	5,651,000	USD	6,177,984	6/15/22	(204,725)

EUR	17,676,141	USD	19,324,530	6/15/22	(640,372)

EUR	27,800,000	USD	30,733,981	6/15/22	(1,348,631)

EUR	30,900,000	USD	34,161,152	6/15/22	(1,499,018)

JPY	1,067,352,624	USD	8,524,997	6/15/22	(288,867)

NZD	6,170,000	USD	4,019,274	6/15/22	(36,263)

NZD	6,892,773	USD	4,490,104	6/15/22	(40,511)

PEN	2,400,000	USD	640,324	6/15/22	(18,218)

PEN	11,100,000	USD	2,930,152	6/15/22	(52,911)

PEN	8,240,000	USD	2,193,940	6/15/22	(58,042)

PEN	9,700,000	USD	2,599,965	6/15/22	(85,620)

PEN	19,042,952	USD	5,087,346	6/15/22	(151,205)

USD	68,350,129	EUR	61,825,169	6/15/22	2,999,258

USD	62,471,347	EUR	56,507,597	6/15/22	2,741,292

USD	32,687,469	EUR	29,567,000	6/15/22	1,434,352

USD	30,733,981	EUR	27,800,000	6/15/22	1,348,632

USD	27,412,681	EUR	24,795,763	6/15/22	1,202,890

USD	26,218,120	EUR	23,715,240	6/15/22	1,150,472

USD	26,096,987	EUR	23,605,670	6/15/22	1,145,157

USD	24,059,872	EUR	21,763,026	6/15/22	1,055,766

USD	18,351,946	EUR	16,600,000	6/15/22	805,298

USD	12,150,315	EUR	10,990,401	6/15/22	533,166

34	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	11,942,296	EUR	10,802,239	6/15/22	$524,037

USD	10,480,552	EUR	9,480,039	6/15/22	459,895

USD	7,503,018	EUR	6,786,752	6/15/22	329,238

USD	7,493,473	EUR	6,778,118	6/15/22	328,820

USD	6,602,108	EUR	5,971,845	6/15/22	289,706

USD	4,966,013	EUR	4,491,939	6/15/22	217,913

USD	4,874,652	EUR	4,409,299	6/15/22	213,904

USD	4,426,207	EUR	4,003,664	6/15/22	194,226

USD	1,713,585	EUR	1,550,000	6/15/22	75,194

USD	244,078	EUR	220,778	6/15/22	10,710

USD	2,411,301	JPY	301,901,352	6/15/22	81,706

USD	13,877,899	KRW	17,142,120,000	6/15/22	307,574

USD	11,493,711	KRW	14,200,400,000	6/15/22	252,158

USD	12,628,468	NZD	19,386,001	6/15/22	113,937

USD	6,090,426	PEN	22,900,000	6/15/22	154,496

USD	28,376,104	ZAR	419,498,131	6/15/22	1,933,428

USD	20,471,506	ZAR	302,640,502	6/15/22	1,394,842

USD	18,522,545	ZAR	272,318,462	6/15/22	1,357,204

USD	9,129,194	ZAR	134,400,000	6/15/22	657,415

USD	10,026,586	ZAR	148,970,000	6/15/22	636,400

USD	6,792,555	ZAR	100,000,000	6/15/22	489,148

USD	11,173,781	ZAR	170,199,039	6/15/22	445,443

USD	6,703,155	ZAR	99,592,120	6/15/22	425,458

USD	945,964	ZAR	14,408,923	6/15/22	37,711

ZAR	79,300,000	USD	5,393,824	6/15/22	(395,222)

ZAR	283,858,785	USD	19,307,495	6/15/22	(1,414,719)

ZAR	637,392,974	USD	43,115,160	6/15/22	(2,937,686)

IDR	27,233,860,000	USD	1,899,922	6/21/22	(35,411)

IDR	27,234,000,000	USD	1,900,833	6/21/22	(36,313)

IDR	52,287,800,000	USD	3,646,570	6/21/22	(66,792)

IDR	64,847,051,680	USD	4,523,939	6/21/22	(84,317)

IDR	64,847,000,000	USD	4,526,083	6/21/22	(86,464)

IDR	124,502,900,000	USD	8,682,877	6/21/22	(159,038)

IDR	311,844,741,769	USD	21,635,064	6/21/22	(285,246)

USD	19,180,435	IDR	276,464,060,024	6/21/22	252,883

USD	7,567,779	IDR	108,513,628,580	6/21/22	138,614

USD	5,275,399	IDR	75,860,241,819	6/21/22	81,782

USD	3,728,552	IDR	53,653,860,000	6/21/22	55,249

USD	3,689,931	IDR	53,101,800,000	6/21/22	54,424

USD	778,528	IDR	11,163,240,831	6/21/22	14,260

USD	3,024,996	ZAR	46,011,706	6/22/22	126,889

USD	2,210,609	ZAR	33,624,471	6/22/22	92,728

USD	7,433,273	ZAR	113,836,864	6/24/22	264,663

USD	3,917,994	INR	300,900,000	6/30/22	11,914

35	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	3,078,270	INR	237,600,000	6/30/22	$(6,092)

USD	3,474,379	INR	268,500,000	6/30/22	(11,107)

AUD	4,105,000	USD	3,074,169	7/5/22	(170,497)

AUD	5,000,000	USD	3,745,197	7/5/22	(208,447)

AUD	27,198,000	USD	20,368,147	7/5/22	(1,129,642)

BRL	1,700,000	USD	334,323	7/5/22	3,045

BRL	3,900,000	USD	795,366	7/5/22	(21,403)

BRL	3,900,000	USD	800,575	7/5/22	(26,612)

AUD	1,825,000	USD	1,367,201	7/11/22	(76,169)

AUD	14,314,527	USD	10,723,742	7/11/22	(597,435)

BRL	1,100,000	USD	213,249	8/2/22	3,197

BRL	1,141,000	USD	222,839	8/2/22	1,674

USD	5,956,701	IDR	86,014,758,623	8/22/22	101,391

USD	5,951,343	IDR	86,014,758,624	8/22/22	96,033

					$11,028,170

Forward Foreign Currency Exchange Contracts (OTC)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	7,015,233	PLN	32,652,404	Citibank, N.A.	5/5/22	$34,728	$—

EUR	5,089,872	PLN	23,656,302	Citibank, N.A.	5/5/22	32,983	—

EUR	1,641,469	PLN	7,640,218	Citibank, N.A.	5/5/22	8,126	—

EUR	1,022,956	PLN	4,842,622	Citibank, N.A.	5/5/22	—	(13,272)

EUR	1,616,293	PLN	7,640,218	Citibank, N.A.	5/5/22	—	(18,435)

EUR	4,371,861	PLN	20,696,171	Citibank, N.A.	5/5/22	—	(56,720)

EUR	6,907,638	PLN	32,652,404	Citibank, N.A.	5/5/22	—	(78,788)

EUR	3,087,805	PLN	14,168,085	Standard Chartered Bank	5/5/22	61,333	—

EUR	436,510	PLN	1,975,700	Standard Chartered Bank	5/5/22	14,803	—

EUR	956,513	PLN	4,485,667	Standard Chartered Bank	5/5/22	—	(2,840)

EUR	763,018	PLN	3,599,307	Standard Chartered Bank	5/5/22	—	(7,016)

EUR	4,087,901	PLN	19,170,634	Standard Chartered Bank	5/5/22	—	(12,137)

EUR	3,260,949	PLN	15,382,548	Standard Chartered Bank	5/5/22	—	(29,985)

EUR	2,086,306	PLN	10,100,000	Standard Chartered Bank	5/5/22	—	(77,498)

EUR	2,422,558	PLN	11,460,326	UBS AG	5/5/22	—	(29,639)

EUR	10,353,414	PLN	48,978,606	UBS AG	5/5/22	—	(126,668)

NZD	19,386,001	USD	12,631,957	BNP Paribas	5/5/22	—	(116,274)

NZD	3,197,375	USD	2,119,645	Citibank, N.A.	5/5/22	—	(55,407)

NZD	6,170,000	USD	4,090,297	Citibank, N.A.	5/5/22	—	(106,919)

NZD	6,892,773	USD	4,569,447	Citibank, N.A.	5/5/22	—	(119,444)

PLN	61,942,590	EUR	13,211,449	Bank of America, N.A.	5/5/22	36,099	—

PLN	61,942,622	EUR	13,219,350	Bank of America, N.A.	5/5/22	27,770	—

PLN	20,926,928	EUR	4,489,028	BNP Paribas	5/5/22	—	(14,834)

36	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

PLN	16,186,205	EUR	3,495,137	Citibank, N.A.	5/5/22	$—	$(35,782)

PLN	5,300,000	EUR	1,149,300	Standard Chartered Bank	5/5/22	—	(16,838)

PLN	5,100,000	EUR	1,112,315	Standard Chartered Bank	5/5/22	—	(22,939)

PLN	6,700,000	EUR	1,460,310	Standard Chartered Bank	5/5/22	—	(29,116)

PLN	34,811,000	EUR	7,582,114	Standard Chartered Bank	5/5/22	—	(145,813)

PLN	16,186,205	EUR	3,467,200	UBS AG	5/5/22	—	(6,308)

PLN	20,037,577	EUR	4,292,039	UBS AG	5/5/22	—	(7,647)

PLN	9,968,085	EUR	2,145,367	UBS AG	5/5/22	—	(14,575)

USD	4,491,345	NZD	6,892,773	BNP Paribas	5/5/22	41,342	—

USD	4,020,384	NZD	6,170,000	BNP Paribas	5/5/22	37,007	—

USD	13,989,559	NZD	21,102,523	Citibank, N.A.	5/5/22	365,682	—

USD	981,706	NZD	1,480,853	Citibank, N.A.	5/5/22	25,661	—

USD	462,826	ZMW	8,053,174	ICBC Standard Bank plc	5/5/22	—	(10,030)

EUR	6,034	USD	6,522	Citibank, N.A.	5/6/22	—	(155)

EUR	2,434,059	USD	2,649,675	Deutsche Bank AG	5/6/22	—	(81,567)

EUR	382,079	USD	416,054	HSBC Bank USA, N.A.	5/6/22	—	(12,933)

EUR	800,318	USD	866,212	UBS AG	5/6/22	—	(21,819)

EUR	2,077,000	USD	2,259,674	UBS AG	5/6/22	—	(68,289)

USD	530,450	EUR	490,781	Citibank, N.A.	5/6/22	12,641	—

USD	850,723	EUR	781,733	State Street Bank and Trust Company	5/6/22	25,938	—

USD	1,069,231	MXN	21,500,000	Goldman Sachs International	5/6/22	16,293	—

USD	10,766,279	MXN	216,259,124	Standard Chartered Bank	5/6/22	175,235	—

UZS	13,647,940,000	USD	1,194,568	ICBC Standard Bank plc	5/6/22	25,041	—

THB	637,383,000	USD	18,529,349	Standard Chartered Bank	5/9/22	80,840	—

THB	591,833,823	USD	17,219,707	Standard Chartered Bank	5/9/22	60,546	—

USD	66,698,708	THB	2,235,887,444	Standard Chartered Bank	5/9/22	1,415,689	—

USD	9,927,477	THB	332,911,000	Standard Chartered Bank	5/9/22	207,205	—

USD	1,441,763	TRY	21,741,822	Standard Chartered Bank	5/9/22	—	(19,510)

USD	4,351,638	UAH	124,892,000	Citibank, N.A.	5/10/22	130,531	—

CZK	102,576,588	EUR	4,160,752	Citibank, N.A.	5/11/22	2,632	—

CZK	80,477,474	EUR	3,269,633	Citibank, N.A.	5/11/22	—	(3,501)

EUR	3,043,851	HUF	1,162,226,424	Standard Chartered Bank	5/11/22	—	(26,084)

EUR	83,354	HUF	31,073,576	UBS AG	5/11/22	1,384	—

HUF	1,193,300,000	EUR	3,343,982	Standard Chartered Bank	5/11/22	—	(204,061)

KES	125,900,000	USD	1,112,387	Standard Chartered Bank	5/11/22	—	(26,375)

USD	1,077,911	KES	125,900,000	Standard Chartered Bank	5/11/22	—	(8,101)

JPY	4,005,284,345	USD	32,064,027	Citibank, N.A.	5/13/22	—	(1,193,951)

USD	6,859,041	ZAR	105,512,234	Bank of America, N.A.	5/13/22	184,495	—

USD	1,842,067	ZAR	28,336,413	Bank of America, N.A.	5/13/22	49,548	—

EUR	269,021	HUF	102,400,000	Standard Chartered Bank	5/16/22	—	(1,156)

HUF	102,400,000	EUR	286,487	Standard Chartered Bank	5/16/22	—	(17,280)

USD	4,737,562	TRY	70,874,494	Standard Chartered Bank	5/16/22	—	(3,377)

CZK	96,572,969	EUR	3,922,568	Citibank, N.A.	5/18/22	—	(7,837)

CZK	96,572,969	EUR	3,912,823	UBS AG	5/18/22	2,450	—

KES	138,014,000	USD	1,213,310	ICBC Standard Bank plc	5/18/22	—	(24,510)

37	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	27,069,462	CNH	172,580,000	UBS AG	5/18/22	$1,117,471	$—

USD	1,166,644	KES	138,014,000	Standard Chartered Bank	5/18/22	—	(22,156)

KES	246,500,000	USD	2,160,386	Standard Chartered Bank	5/20/22	—	(37,999)

USD	2,105,218	KES	246,500,000	Standard Chartered Bank	5/20/22	—	(17,169)

CZK	143,940,000	EUR	5,832,253	Goldman Sachs International	5/23/22	—	(1,611)

EUR	1,384,590	HUF	523,459,452	Bank of America, N.A.	5/23/22	5,849	—

EUR	1,220,903	HUF	461,486,114	Bank of America, N.A.	5/23/22	5,407	—

EUR	4,052,181	HUF	1,549,337,523	Bank of America, N.A.	5/23/22	—	(31,187)

EUR	5,249,098	HUF	2,006,301,284	Goldman Sachs International	5/23/22	—	(38,526)

EUR	6,736,531	HUF	2,534,283,088	UBS AG	5/23/22	63,329	—

HUF	2,534,283,089	EUR	7,021,671	Bank of America, N.A.	5/23/22	—	(364,386)

HUF	2,006,301,284	EUR	5,556,910	Goldman Sachs International	5/23/22	—	(286,470)

HUF	2,534,283,088	EUR	7,021,492	UBS AG	5/23/22	—	(364,197)

EUR	2,459,655	HUF	930,514,375	BNP Paribas	6/1/22	12,915	—

EUR	2,299,911	HUF	870,402,985	BNP Paribas	6/1/22	11,183	—

EUR	2,097,513	HUF	802,955,555	UBS AG	6/1/22	—	(15,221)

EUR	2,606,224	HUF	997,961,804	UBS AG	6/1/22	—	(19,650)

HUF	1,800,917,360	EUR	4,832,342	BNP Paribas	6/1/22	—	(100,967)

HUF	1,800,917,359	EUR	4,863,279	UBS AG	6/1/22	—	(133,643)

EUR	1,970,961	HUF	747,228,570	Citibank, N.A.	6/2/22	6,302	—

EUR	1,397,498	HUF	529,313,936	Citibank, N.A.	6/2/22	5,868	—

EUR	268,892	HUF	102,817,494	Citibank, N.A.	6/2/22	—	(1,572)

HUF	1,379,360,000	EUR	3,664,768	Citibank, N.A.	6/2/22	—	(39,559)

KES	250,659,000	USD	2,190,118	Standard Chartered Bank	6/6/22	—	(39,409)

USD	2,125,129	KES	250,659,000	Standard Chartered Bank	6/6/22	—	(25,580)

CZK	6,900,000	EUR	265,728	Citibank, N.A.	6/7/22	13,840	—

CZK	71,700,000	EUR	2,735,148	Standard Chartered Bank	6/7/22	171,405	—

CZK	47,662,000	EUR	1,835,865	Standard Chartered Bank	6/7/22	95,242	—

CZK	6,400,000	EUR	246,160	Standard Chartered Bank	6/7/22	13,167	—

KES	124,110,000	USD	1,085,827	Goldman Sachs International	6/8/22	—	(21,584)

KES	250,440,000	USD	2,190,118	Standard Chartered Bank	6/8/22	—	(42,595)

USD	1,051,958	KES	124,110,000	Goldman Sachs International	6/8/22	—	(12,285)

USD	2,125,976	KES	250,440,000	Standard Chartered Bank	6/8/22	—	(21,547)

EUR	1,845,898	HUF	707,707,749	Citibank, N.A.	6/10/22	—	(13,089)

EUR	2,055,421	HUF	770,994,751	UBS AG	6/10/22	32,715	—

HUF	707,707,749	EUR	1,844,090	Citibank, N.A.	6/10/22	15,000	—

HUF	770,994,751	EUR	2,003,510	UBS AG	6/10/22	22,141	—

CZK	43,081,038	EUR	1,751,255	Citibank, N.A.	6/14/22	—	(13,052)

CZK	56,917,232	EUR	2,312,420	Citibank, N.A.	6/14/22	—	(15,891)

CZK	71,801,730	EUR	2,915,377	Goldman Sachs International	6/14/22	—	(18,179)

CZK	74,442,298	EUR	3,025,329	Goldman Sachs International	6/14/22	—	(21,740)

CZK	81,357,702	EUR	3,306,053	Goldman Sachs International	6/14/22	—	(23,425)

CZK	295,500,000	EUR	11,958,213	Goldman Sachs International	6/14/22	—	(32,518)

USD	17,217,866	THB	591,833,823	Standard Chartered Bank	6/15/22	—	(72,181)

USD	18,527,310	THB	637,383,000	Standard Chartered Bank	6/15/22	—	(93,427)

38	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	2,982,983	TRY	49,293,800	Bank of America, N.A.	6/15/22	$—	$(237,305)

USD	2,189,685	TRY	33,075,459	Standard Chartered Bank	6/15/22	28,916	—

USD	682,863	TRY	10,400,000	Standard Chartered Bank	6/15/22	3,447	—

USD	611,062	TRY	9,305,206	Standard Chartered Bank	6/15/22	3,167	—

USD	392,670	TRY	6,000,000	Standard Chartered Bank	6/15/22	699	—

USD	739,512	TRY	11,517,604	Standard Chartered Bank	6/15/22	—	(12,915)

USD	1,479,024	TRY	23,044,407	Standard Chartered Bank	6/15/22	—	(26,432)

USD	3,319,674	TRY	53,165,008	Standard Chartered Bank	6/15/22	—	(153,514)

USD	3,254,728	TRY	53,849,904	Standard Chartered Bank	6/15/22	—	(263,203)

USD	5,207,565	TRY	86,003,098	Standard Chartered Bank	6/15/22	—	(410,885)

USD	6,572,454	TRY	108,183,461	Standard Chartered Bank	6/15/22	—	(495,004)

EUR	3,359,511	PLN	15,900,000	Bank of America, N.A.	6/17/22	—	(15,796)

EUR	13,120,001	PLN	61,942,622	Bank of America, N.A.	6/17/22	—	(27,556)

EUR	13,112,304	PLN	61,942,590	Bank of America, N.A.	6/17/22	—	(35,686)

USD	44,612,878	CNH	286,000,000	Citibank, N.A.	6/23/22	1,701,550	—

USD	36,176,705	CNH	232,041,000	BNP Paribas	6/27/22	1,368,563	—

CZK	85,845,000	EUR	3,455,464	Citibank, N.A.	6/30/22	553	—

CZK	85,845,000	EUR	3,456,288	Citibank, N.A.	6/30/22	—	(318)

USD	7,881,686	ILS	25,018,520	Barclays Bank PLC	7/6/22	363,939	—

KZT	636,306,458	USD	1,351,687	Citibank, N.A.	7/29/22	29,409	—

KZT	452,815,004	USD	965,490	Citibank, N.A.	7/29/22	17,339	—

KZT	447,987,552	USD	965,490	Citibank, N.A.	7/29/22	6,861	—

USD	39,697,864	ILS	126,030,794	JPMorgan Chase Bank, N.A.	8/1/22	1,773,915	—

KZT	447,987,552	USD	965,490	Citibank, N.A.	8/3/22	5,002	—

KZT	364,966,088	USD	795,133	JPMorgan Chase Bank, N.A.	8/3/22	—	(4,493)

USD	15,820,988	ILS	50,037,040	JPMorgan Chase Bank, N.A.	8/3/22	762,703	—

OMR	6,500,000	USD	16,822,952	Standard Chartered Bank	8/4/22	56,203	—

USD	10,343,134	OMR	4,000,000	Standard Chartered Bank	8/4/22	—	(44,039)

USD	10,343,133	OMR	4,000,000	Standard Chartered Bank	8/4/22	—	(44,039)

USD	14,980,607	OMR	5,793,450	Standard Chartered Bank	8/4/22	—	(63,784)

ZMW	17,920,000	USD	803,587	JPMorgan Chase Bank, N.A.	8/18/22	216,317	—

USD	16,633,157	IDR	241,297,208,210	Standard Chartered Bank	8/23/22	208,611	—

ZMW	13,087,000	USD	643,096	JPMorgan Chase Bank, N.A.	8/25/22	99,827	—

USD	1,660,316	AED	6,100,000	Standard Chartered Bank	2/10/23	—	(1,016)

AED	475,000,000	USD	129,378,439	Standard Chartered Bank	3/6/23	—	(12,875)

USD	20,676,936	AED	76,129,895	BNP Paribas	3/6/23	—	(56,931)

USD	81,481,884	AED	300,000,000	Credit Agricole Corporate and Investment Bank	3/6/23	—	(222,683)

USD	138,538,867	AED	510,072,400	Standard Chartered Bank	3/6/23	—	(378,615)

USD	36,781,609	OMR	14,400,000	Standard Chartered Bank	3/13/23	—	(596,335)

USD	12,458,545	SAR	46,808,000	Standard Chartered Bank	3/14/23	2,155	—

USD	10,671,214	BHD	4,061,000	Standard Chartered Bank	3/15/23	—	(64,298)

USD	16,178,854	BHD	6,120,833	Standard Chartered Bank	3/16/23	—	(1,801)

USD	19,454,755	OMR	7,600,000	Standard Chartered Bank	3/29/23	—	(271,113)

USD	12,438,538	SAR	46,800,000	Standard Chartered Bank	3/14/24	3,133	—

39	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	10,754,098	BHD	4,100,000	Standard Chartered Bank	3/18/24	$—	$(46,742)

USD	9,004,416	OMR	3,568,000	BNP Paribas	4/8/24	—	(248,106)

USD	1,267,427	OMR	500,000	Standard Chartered Bank	4/22/24	—	(29,132)

USD	16,212,793	OMR	6,400,000	Standard Chartered Bank	5/28/24	—	(402,542)

USD	9,388,519	OMR	3,711,000	BNP Paribas	7/8/24	—	(245,779)

USD	9,916,350	OMR	3,912,000	Standard Chartered Bank	7/8/24	—	(239,774)

USD	8,357,531	OMR	3,310,000	BNP Paribas	7/29/24	—	(235,713)

						$11,320,145	$(9,704,669)

Non-Deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

5/5/22	COP	13,548,460	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	$3,423,057	$(80,664)

5/19/22	COP	28,919,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,306,620	(24,484)

5/19/22	COP	11,459,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	2,895,149	(9,702)

5/20/22	COP	19,540,390	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	4,936,935	(78,142)

5/20/22	COP	48,702,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	12,304,699	(35,868)

5/23/22	COP	30,981,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,827,590	(29,815)

5/24/22	COP	26,644,200	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	6,731,733	(29,990)

5/26/22	COP	41,834,000	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	10,569,480	(80,487)

5/26/22	COP	12,350,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	3,120,414	5,682

5/30/22	COP	12,267,570	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	3,099,437	(12,271)

5/30/22	COP	33,880,700	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	8,560,056	107,258

6/9/22	COP	15,490,780	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	3,913,790	(98,111)

6/13/22	COP	33,804,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,540,829	(196,567)

6/16/22	COP	34,691,400	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,764,881	(96,037)

6/17/22	COP	34,377,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,685,447	(124,124)

6/21/22	COP	17,189,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	4,342,850	(43,685)

6/24/22	COP	31,513,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,961,849	(45,868)

40	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts* (continued)

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

6/28/22	COP	50,821,100	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	$12,840,096	$26

7/1/22	COP	45,878,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	11,591,359	—

						$(872,849)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Commodity Futures

Brent Crude	74	Long	5/31/22	$7,928,360	$478,620

Equity Futures

SGX CNX Nifty Index	(259)	Short	5/26/22	(8,797,260)	14,714

Interest Rate Futures

Euro-Bobl	(1)	Short	6/8/22	(134,169)	(274)

Euro-Bund	(436)	Short	6/8/22	(70,644,997)	6,203,597

Euro-Buxl	(114)	Short	6/8/22	(20,562,795)	3,230,606

U.S. 2-Year Treasury Note	(151)	Short	6/30/22	(31,832,687)	588,664

U.S. 5-Year Treasury Note	(1,168)	Short	6/30/22	(131,600,750)	4,863,629

U.S. 10-Year Treasury Note	(1,580)	Short	6/21/22	(188,266,875)	8,578,892

U.S. Long Treasury Bond	(10)	Short	6/21/22	(1,406,875)	9,481

U.S. Ultra-Long Treasury Bond	(293)	Short	6/21/22	(47,008,188)	4,462,794

					$28,430,723

Inflation Swaps (Centrally Cleared)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)

EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$912,019

EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	912,019

EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	911,183

EUR	6,070	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	999,288

41	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)

EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	$(1,204,926)

EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,204,926)

EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,207,686)

EUR	6,070	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(1,386,496)

USD	8,640	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.98% (pays upon termination)	12/2/26	(476,669)

USD	22,010	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.90% (pays upon termination)	1/11/27	(1,084,016)

USD	22,010	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.89% (pays upon termination)	1/12/27	(1,084,804)

USD	10,400	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.13% (pays upon termination)	3/29/32	(70,404)

USD	7,050	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.16% (pays upon termination)	3/30/32	(21,041)

USD	2,161	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.04% (pays upon termination)	3/31/32	(31,981)

USD	28,400	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(1,728,846)

USD	9,970	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(615,072)

USD	19,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	1,287,126

USD	9,450	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	635,452

USD	9,950	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	776,407

							$(3,683,373)

Interest Rate Swaps (Centrally Cleared)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

AUD	166,490	Pays	6-month AUD Bank Bill (pays semi-annually)	1.58% (pays semi-annually)	1/17/24	$(2,382,455)	$—	$(2,382,455)

CAD	91,320	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.19% (pays semi-annually)	1/18/24	(905,580)	—	(905,580)

CAD	61,550	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.19% (pays semi-annually)	1/18/24	(608,979)	—	(608,979)

42	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CLP	2,491,150	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.48% (pays semi-annually)	3/29/32	$38,201	$—	$38,201

CLP	1,634,800	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	(14,974)	—	(14,974)

CLP	5,021,220	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	20,562	—	20,562

CLP	3,781,960	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.51% (pays semi-annually)	4/14/32	68,065	—	68,065

CLP	963,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.40% (pays semi-annually)	4/20/32	8,407	—	8,407

CLP	4,902,560	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.38% (pays semi-annually)	4/22/32	34,395	—	34,395

CNY	54,356	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.63% (pays quarterly)	11/1/26	60,203	—	60,203

CNY	111,909	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.63% (pays quarterly)	11/1/26	123,946	—	123,946

CNY	108,712	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	122,186	—	122,186

CNY	150,310	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	168,940	—	168,940

CNY	44,764	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	51,778	—	51,778

CNY	63,948	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	73,968	—	73,968

CNY	162,492	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.26% (pays quarterly)	2/7/27	(230,008)	—	(230,008)

CNY	58,497	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.26% (pays quarterly)	2/8/27	(81,992)	—	(81,992)

CNY	37,211	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.27% (pays quarterly)	2/8/27	(50,876)	—	(50,876)

COP	62,519,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	2,084,343	—	2,084,343

COP	10,940,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.85% (pays quarterly)	5/6/25	363,820	—	363,820

COP	72,092,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.70% (pays quarterly)	5/7/25	2,480,406	—	2,480,406

43	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	7,936,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.49% (pays quarterly)	5/13/25	$286,420	$—	$286,420

COP	7,936,810	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.54% (pays quarterly)	5/14/25	283,758	—	283,758

COP	29,306,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(1,138,247)	—	(1,138,247)

COP	44,982,400	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(1,726,607)	—	(1,726,607)

COP	59,477,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	(2,253,662)	—	(2,253,662)

COP	29,163,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(1,084,048)	—	(1,084,048)

COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	291,310	—	291,310

COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	283,336	—	283,336

COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	553,176	—	553,176

COP	2,672,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	99,403	—	99,403

COP	6,280,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	231,646	(90)	231,556

COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	544,588	—	544,588

COP	8,554,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	311,781	—	311,781

COP	15,965,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	574,643	—	574,643

COP	8,996,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	320,807	—	320,807

COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	528,640	—	528,640

COP	2,605,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	92,821	—	92,821

COP	13,085,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.25% (pays quarterly)	11/26/25	461,214	—	461,214

44	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	$518,825	$—	$518,825

COP	7,973,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	274,865	—	274,865

COP	11,377,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.53% (pays quarterly)	11/26/25	374,759	—	374,759

COP	6,681,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.55% (pays quarterly)	11/26/25	219,203	—	219,203

COP	30,984,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	970,322	—	970,322

COP	3,307,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	103,442	—	103,442

COP	13,905,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	429,127	—	429,127

COP	30,984,585	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	956,218	—	956,218

COP	15,492,290	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.81% (pays quarterly)	11/26/25	474,904	—	474,904

COP	26,646,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.86% (pays quarterly)	11/26/25	804,837	—	804,837

COP	14,717,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.90% (pays quarterly)	11/26/25	440,197	—	440,197

COP	11,377,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(266,382)	—	(266,382)

COP	17,135,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.00% (pays quarterly)	11/26/25	365,842	—	365,842

COP	48,548,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.05% (pays quarterly)	11/26/25	1,016,691	—	1,016,691

COP	14,897,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.06% (pays quarterly)	11/26/25	311,036	—	311,036

COP	31,413,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.09% (pays quarterly)	11/26/25	649,100	—	649,100

COP	12,137,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.12% (pays quarterly)	11/26/25	247,688	—	247,688

COP	15,278,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.14% (pays quarterly)	11/26/25	309,987	—	309,987

45	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	15,707,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.18% (pays quarterly)	11/26/25	$313,755	$—	$313,755

COP	32,127,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.25% (pays quarterly)	11/26/25	622,826	—	622,826

COP	69,340,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.03% (pays quarterly)	11/26/25	848,749	—	848,749

COP	41,202,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	1,526,754	—	1,526,754

COP	25,188,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	910,909	—	910,909

COP	26,964,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	958,574	—	958,574

COP	6,893,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	313,713	—	313,713

COP	4,923,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	223,484	—	223,484

CZK	195,105	Receives	6-month CZK PRIBOR (pays semi-annually)	5.43% (pays annually)	3/25/24	38,930	—	38,930

CZK	195,105	Receives	6-month CZK PRIBOR (pays semi-annually)	5.36% (pays annually)	3/25/24	49,230	—	49,230

CZK	218,926	Receives	6-month CZK PRIBOR (pays semi-annually)	5.60% (pays annually)	3/28/24	14,011	—	14,011

CZK	311,418	Receives	6-month CZK PRIBOR (pays semi-annually)	5.56% (pays annually)	3/30/24	34,575	—	34,575

CZK	381,750	Receives	6-month CZK PRIBOR (pays semi-annually)	5.54% (pays annually)	3/30/24	49,432	—	49,432

CZK	381,750	Receives	6-month CZK PRIBOR (pays semi-annually)	5.60% (pays annually)	3/30/24	29,992	—	29,992

EUR	13,257	Receives	1-day Euro Short-Term Rate (pays annually)	0.78% (pays annually)	4/7/27	208,608	—	208,608

EUR	13,257	Receives	1-day Euro Short-Term Rate (pays annually)	0.98% (pays annually)	4/13/27	73,572	—	73,572

EUR	17,800	Receives	6-month EURIBOR (pays semi-annually)	0.81% (pays annually)	2/22/32	1,528,323	—	1,528,323

EUR	17,800	Receives	6-month EURIBOR (pays semi-annually)	0.80% (pays annually)	2/23/32	1,545,460	—	1,545,460

EUR	3,112	Receives	1-day Euro Short-Term Rate (pays annually)	0.98% (pays annually)	4/7/32	125,940	—	125,940

EUR	3,112	Receives	1-day Euro Short-Term Rate (pays annually)	1.19% (pays annually)	4/13/32	60,763	—	60,763

46	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

JPY	752,246	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	$348,603	$—	$348,603

JPY	790,839	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	373,838	—	373,838

JPY	956,915	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	447,291	—	447,291

KRW	154,705,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(1,607,903)	—	(1,607,903)

KRW	106,378,100	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(1,104,875)	—	(1,104,875)

KRW	67,516,400	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.77% (pays quarterly)	10/5/23	(695,365)	—	(695,365)

NZD	91,380	Pays	3-month NZD Bank Bill (pays quarterly)	2.69% (pays semi-annually)	1/18/24	(893,802)	—	(893,802)

NZD	89,240	Pays	3-month NZD Bank Bill (pays quarterly)	2.71% (pays semi-annually)	1/18/24	(861,907)	—	(861,907)

NZD	16,865	Receives	3-month NZD Bank Bill (pays quarterly)	2.98% (pays semi-annually)	2/23/32	800,035	—	800,035

PLN	26,040	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/14/26	815,047	—	815,047

PLN	82,460	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/15/26	2,582,028	—	2,582,028

PLN	31,600	Receives	6-month PLN WIBOR (pays semi-annually)	3.39% (pays annually)	12/15/26	814,636	—	814,636

PLN	34,400	Receives	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	10/4/31	1,897,672	—	1,897,672

PLN	13,530	Receives	6-month PLN WIBOR (pays semi-annually)	2.32% (pays annually)	10/5/31	736,186	—	736,186

PLN	13,850	Receives	6-month PLN WIBOR (pays semi-annually)	2.32% (pays annually)	10/5/31	753,597	—	753,597

PLN	30,760	Receives	6-month PLN WIBOR (pays semi-annually)	2.68% (pays annually)	10/22/31	1,503,128	—	1,503,128

PLN	14,140	Receives	6-month PLN WIBOR (pays semi-annually)	2.67% (pays annually)	10/25/31	693,054	—	693,054

PLN	21,040	Receives	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	10/25/31	1,009,559	—	1,009,559

TWD	320,248	Receives	3-month TWD TAIBOR (pays quarterly)	0.87% (pays quarterly)	11/2/26	387,782	—	387,782

TWD	640,496	Receives	3-month TWD TAIBOR (pays quarterly)	0.87% (pays quarterly)	11/2/26	775,564	—	775,564

TWD	640,496	Receives	3-month TWD TAIBOR (pays quarterly)	0.88% (pays quarterly)	11/2/26	765,896	—	765,896

TWD	640,496	Receives	3-month TWD TAIBOR (pays quarterly)	0.88% (pays quarterly)	11/2/26	763,962	—	763,962

TWD	858,264	Receives	3-month TWD TAIBOR (pays quarterly)	0.89% (pays quarterly)	11/2/26	1,013,346	—	1,013,346

47	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

TWD	644,532	Receives	3-month TWD TAIBOR (pays quarterly)	0.95% (pays quarterly)	2/8/27	$744,675	$—	$744,675

TWD	322,266	Receives	3-month TWD TAIBOR (pays quarterly)	1.00% (pays quarterly)	2/9/27	346,818	—	346,818

TWD	216,402	Receives	3-month TWD TAIBOR (pays quarterly)	1.00% (pays quarterly)	2/9/27	231,852	—	231,852

USD	9,000	Receives	SOFR (pays annually)	1.44% (pays semi-annually)	9/9/24	262,699	—	262,699

USD	14,000	Receives	SOFR (pays annually)	1.64% (pays semi-annually)	9/11/24	343,719	—	343,719

USD	12,500	Receives	SOFR (pays annually)	1.39% (pays annually)	1/12/27	705,829	—	705,829

USD	12,400	Receives	SOFR (pays annually)	1.39% (pays annually)	1/13/27	703,121	—	703,121

USD	25,000	Receives	SOFR (pays annually)	1.33% (pays annually)	1/18/27	1,494,689	—	1,494,689

USD	13,040	Receives	3-month USD-LIBOR (pays quarterly)	2.56% (pays semi-annually)	3/29/32	469,630	—	469,630

USD	8,850	Receives	3-month USD-LIBOR (pays quarterly)	2.55% (pays semi-annually)	3/30/32	324,006	—	324,006

USD	2,706	Receives	3-month USD-LIBOR (pays quarterly)	2.49% (pays semi-annually)	3/31/32	113,590	—	113,590

ZAR	129,130	Pays	3-month ZAR JIBAR (pays quarterly)	6.54% (pays quarterly)	2/23/27	(244,129)	—	(244,129)

Total						$34,577,467	$(90)	$34,577,377

Interest Rate Swaps (OTC)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	MYR	72,600	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/15/27	$265,574

Goldman Sachs International	MYR	70,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	6/15/27	252,362

Goldman Sachs International	MYR	57,400	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/15/27	209,972

Total							$727,908

48	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Mexico	$37,998	1.00% (pays quarterly)(1)	4.47%	6/20/27	$(5,610,672)	$4,804,846	$(805,826)

Total	$37,998				$(5,610,672)	$4,804,846	$(805,826)

Credit Default Swaps - Buy Protection (Centrally Cleared)

Reference Entity	Notional Amount(2) (000’s omitted)		Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Austria		9,465	1.00% (pays quarterly)(1)	6/20/27	$(408,405)	$396,951	$(11,454)

Finland		9,771	0.25% (pays quarterly)(1)	6/20/27	(39,854)	42,690	2,836

France		44,677	0.25% (pays quarterly)(1)	6/20/27	(51,770)	(16,496)	(68,266)

Germany		43,749	0.25% (pays quarterly)(1)	6/20/27	(270,284)	240,298	(29,986)

Hungary		10,178	1.00% (pays quarterly)(1)	6/20/27	55,355	(31,290)	24,065

Malaysia		112,553	1.00% (pays quarterly)(1)	6/20/27	(568,326)	475,142	(93,184)

Markit CDX Emerging Markets Index (CDX.EM.31.V2)		2,820	1.00% (pays quarterly)(1)	6/20/24	170,080	(185,126)	(15,046)

Markit CDX North America High Yield Index (CDX.NA.HY.38.V1)		187,242	5.00% (pays quarterly)(1)	6/20/27	(4,008,453)	10,448,690	6,440,237

Markit CDX North America Investment Grade Index (CDX.NA.IG.38.V1)		76,270	1.00% (pays quarterly)(1)	6/20/27	(671,659)	971,475	299,816

Markit iTraxx Europe Crossover Index (ITRAXX.XO.37.V1)	EU	R 37,095	5.00% (pays quarterly)(1)	6/20/27	(1,380,358)	2,230,294	849,936

Mexico		50,342	1.00% (pays quarterly)(1)	6/20/27	841,209	(740,310)	100,899

Philippines		37,600	1.00% (pays quarterly)(1)	6/20/27	160,742	(160,790)	(48)

Poland		20,196	1.00% (pays quarterly)(1)	6/20/27	(115,811)	153,500	37,689

Qatar		12,396	1.00% (pays quarterly)(1)	12/20/23	(148,193)	144,390	(3,803)

Qatar		6,763	1.00% (pays quarterly)(1)	6/20/27	(131,343)	139,999	8,656

Saudi Arabia		10,151	1.00% (pays quarterly)(1)	6/20/27	(197,141)	211,308	14,167

Saudi Arabia		31,769	1.00% (pays quarterly)(1)	6/20/32	(171,770)	313,275	141,505

South Africa		37,080	1.00% (pays quarterly)(1)	6/20/27	2,458,627	(2,302,792)	155,835

South Africa		23,540	1.00% (pays quarterly)(1)	6/20/29	2,554,220	(2,453,553)	100,667

49	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)

Reference Entity	Notional Amount(2) (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

South Africa	$27,066	1.00% (pays quarterly)(1)	6/20/31	$ 3,908,649	$(3,772,118)	$136,531

Turkey	31,631	1.00% (pays quarterly)(1)	6/20/27	6,431,602	(6,344,590)	87,012

United Kingdom	43,834	1.00% (pays quarterly)(1)	6/20/27	(1,911,832)	1,832,325	(79,507)

Total				$ 6,505,285	$1,593,272	$8,098,557

Credit Default Swaps - Sell Protection (OTC)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Vietnam	BNP Paribas	$11,600	1.00% (pays quarterly)(1)	1.32%	6/20/27	$(158,677)	$81,023	$(77,654)

Vietnam	Goldman Sachs International	9,100	1.00% (pays quarterly)(1)	0.65	6/20/24	76,783	(58,151)	18,632

Vietnam	Goldman Sachs International	16,200	1.00% (pays quarterly)(1)	1.32	6/20/27	(221,601)	128,380	(93,221)

Vietnam	Nomura International PLC	1,500	1.00% (pays quarterly)(1)	1.32	6/20/27	(20,519)	10,477	(10,042)

Total		$38,400				$(324,014)	$161,729	$(162,285)

Credit Default Swaps - Buy Protection (OTC)

Reference Entity	Counterparty	Notional Amount(2) (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Czech Republic	JPMorgan Chase Bank, N.A.	10,160	1.00% (pays quarterly)(1)	12/20/26	$(286,751)	$180,228	$(106,523)

Dubai	Barclays Bank PLC	3,357	1.00% (pays quarterly)(1)	12/20/24	(33,287)	(29,450)	(62,737)

Dubai	Barclays Bank PLC	5,058	1.00% (pays quarterly)(1)	12/20/24	(50,026)	(44,411)	(94,437)

Oman	Bank of America, N.A.	20,851	1.00% (pays quarterly)(1)	6/20/22	(28,894)	(28,522)	(57,416)

Oman	Bank of America, N.A.	16,680	1.00% (pays quarterly)(1)	12/20/22	(32,871)	(114,682)	(147,553)

Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	(44,336)	(2,071)	(46,407)

Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	(47,719)	632	(47,087)

50	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (OTC) (continued)

Reference Entity	Counterparty	Notional Amount(2) (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	$(148,563)	$7,881	$(140,682)

Romania	Barclays Bank PLC	9,820	1.00% (pays quarterly)(1)	6/20/27	480,910	(406,638)	74,272

Saudi Arabia	Barclays Bank PLC	14,533	1.00% (pays quarterly)(1)	6/20/31	(119,642)	(244,690)	(364,332)

South Africa	Goldman Sachs International	16,600	1.00% (pays quarterly)(1)	12/20/28	1,636,905	(1,526,190)	110,715

Sweden	Barclays Bank PLC	9,749	0.25% (pays quarterly)(1)	6/20/27	(59,970)	50,707	(9,263)

Sweden	Barclays Bank PLC	11,000	0.25% (pays quarterly)(1)	6/20/27	(67,665)	35,072	(32,593)

Total Sell Protection					$1,198,091	$(2,122,134)	$(924,043)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2022, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $76,398,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(2)	In U.S. dollars unless otherwise indicated.

Cross-Currency Swaps (OTC)

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,998,461,430 (pays semi-annually)*	2.06% on CLP equivalent of CLF 63,000 (pays semi-annually)*	3/29/32	$(38,204)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,333,595,340 (pays semi-annually)*	2.10% on CLP equivalent of CLF 42,000 (pays semi-annually)*	4/8/32	(31,355)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 4,064,683,520 (pays semi-annually)*	2.25% on CLP equivalent of CLF 128,000 (pays semi-annually)*	4/11/32	(163,486)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 3,026,235,450 (pays semi-annually)*	2.00% on CLP equivalent of CLF 95,000 (pays semi-annually)*	4/14/32	(29,550)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 757,813,425 (pays semi-annually)*	1.85% on CLP equivalent of CLF 23,700 (pays semi-annually)*	4/20/32	7,516

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 3,777,817,200 (pays semi-annually)*	1.84% on CLP equivalent of CLF 118,000 (pays semi-annually)*	4/22/32	45,820

				$(209,259)

*

At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.

51	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Abbreviations:

ADR	–	American Depositary Receipt

CMT	–	Constant Maturity Treasury

COF	–	Cost of Funds 11th District

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

HICP	–	Harmonised Indices of Consumer Prices

LIBOR	–	London Interbank Offered Rate

OTC	–	Over-the-counter

PIK	–	Payment In Kind

SOFR	–	Secured Overnight Financing Rate

Currency Abbreviations:

AED	–	United Arab Emirates Dirham

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

CLF	–	Chilean Unidad de Fomento

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CRC	–	Costa Rican Colon

CZK	–	Czech Koruna

DOP	–	Dominican Peso

EGP	–	Egyptian Pound

EUR	–	Euro

GBP	–	British Pound Sterling

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

ILS	–	Israeli Shekel

INR	–	Indian Rupee

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

KES	–	Kenyan Shilling

KRW	–	Korean Won

KZT	–	Kazakhstani Tenge

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

SAR	–	Saudi Riyal

THB	–	Thai Baht

TRY	–	New Turkish Lira

TWD	–	Taiwan New Dollar

UAH	–	Ukrainian Hrynvia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

UZS	–	Uzbekistani Som

ZAR	–	South African Rand

ZMW	–	Zambian Kwacha

52	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Unaffiliated investments, at value (identified cost $2,024,972,500)	$1,773,954,492

Affiliated investment, at value (identified cost $251,817,413)	251,817,413

Deposits for derivatives collateral:

Centrally cleared derivatives	82,290,126

OTC derivatives	3,383,902

Foreign currency, at value (identified cost $36,717,548)	35,358,297

Interest and dividends receivable	25,832,942

Dividends receivable from affiliated investment	10,179

Receivable for investments sold	2,893,640

Receivable for variation margin on open futures contracts	1,382,287

Receivable for open forward foreign currency exchange contracts	11,320,145

Receivable for open swap contracts	984,863

Upfront payments on open non-centrally cleared swap contracts	2,454,805

Receivable for open non-deliverable bond forward contracts	112,966

Receivable for closed non-deliverable bond forward contracts	91,046

Total assets	$2,191,887,103

Liabilities

Cash collateral due to brokers	$3,383,902

Payable for investments purchased	19,847,140

Payable for securities sold short, at value (proceeds $22,586,338)	19,018,783

Payable for variation margin on open centrally cleared derivatives	36,211

Payable for open forward foreign currency exchange contracts	9,704,669

Payable for open swap contracts	1,552,542

Upfront receipts on open non-centrally cleared swap contracts	494,400

Payable for open non-deliverable bond forward contracts	985,815

Payable for closed non-deliverable bond forward contracts	41,983

Due to custodian	7,471,305

Payable to affiliates:

Investment adviser fee	1,020,646

Trustees’ fees	9,223

Interest payable on securities sold short	86,632

Accrued foreign capital gains taxes	4,602

Accrued expenses and other liabilities	922,093

Total liabilities	$64,579,946

Net Assets applicable to investors’ interest in Portfolio	$2,127,307,157

53	See Notes to Financial Statements.

Global Macro Portfolio

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income (net of foreign taxes withheld of $107,002)	$1,455,838

Dividend income from affiliated investments	128,359

Interest and other income (net of foreign taxes withheld of $1,320,968)	64,660,786

Total investment income	$66,244,983

Expenses

Investment adviser fee	$6,683,401

Trustees’ fees and expenses	54,250

Custodian fee	742,654

Legal and accounting services	139,265

Interest expense and fees	174,862

Interest and dividend expense on securities sold short	864,949

Miscellaneous	42,784

Total expenses	$8,702,165

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$2,730

Total expense reductions	2,730

Net expenses	$8,699,435

Net investment income	$57,545,548

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions (net of foreign capital gains taxes of $105,350)	$(35,083,587)

Investment transactions — affiliated investment	(27,401)

Securities sold short	2,953,863

Futures contracts	22,803,942

Swap contracts	62,909,351

Foreign currency transactions	(4,116,436)

Forward foreign currency exchange contracts	31,956,678

Non-deliverable bond forward contracts	(10,243,140)

Net realized gain	$71,153,270

Change in unrealized appreciation (depreciation):

Investments (including net decrease in accrued foreign capital gains taxes of $467,525)	$(232,906,439)

Securities sold short	4,938,232

Futures contracts	21,809,635

Swap contracts	34,379,600

Foreign currency	(1,685,281)

Forward foreign currency exchange contracts	1,964,294

Non-deliverable bond forward contracts	83,274

Net change in unrealized appreciation (depreciation)	$(171,416,685)

Net realized and unrealized loss	$(100,263,415)

Net decrease in net assets from operations	$(42,717,867)

54	See Notes to Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$57,545,548	$139,362,795

Net realized gain (loss)	71,153,270	(3,331,271)

Net change in unrealized appreciation (depreciation)	(171,416,685)	(438,460)

Net increase (decrease) in net assets from operations	$(42,717,867)	$135,593,064

Capital transactions:

Contributions	$53,949,132	$152,014,236

Withdrawals	(447,787,993)	(889,472,377)

Net decrease in net assets from capital transactions	$(393,838,861)	$(737,458,141)

Net decrease in net assets	$(436,556,728)	$(601,865,077)

Net Assets

At beginning of period	$2,563,863,885	$3,165,728,962

At end of period	$2,127,307,157	$2,563,863,885

55	See Notes to Financial Statements.

Global Macro Portfolio

April 30, 2022

Consolidated Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2021	2020	2019	2018	2017

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.75	%(2)(3)	0.70%	0.66%	0.65%	0.70%	0.64%

Net investment income	4.96	%(2)	4.60%	4.53%	5.41%	4.64%	4.14%

Portfolio Turnover	36	%(4)	88%	81%	61%	78%	74%

Total Return	(1.72	)%(4)	4.52%	4.03%	6.56%	(2.60)%	3.93%

Net assets, end of period (000’s omitted)	$2,127,307		$2,563,864	$3,165,729	$3,559,727	$4,864,519	$5,484,065

(1)

Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.09%, 0.06%, 0.01%, 0.01%, 0.04% and 0.03% for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(2)	Annualized.

(3)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(4)	Not annualized.

56

Global Macro Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2022, Eaton Vance Global Macro Absolute Return Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 99.5% and 0.5%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2022 were $15,702,651 or 0.7% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.

57

Global Macro Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Portfolio’s financial statements for such outstanding reclaims.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

58

Global Macro Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Futures Contracts — Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

59

Global Macro Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

L  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

M  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

60

Global Macro Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

R  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

S  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

T  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

U  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

61

Global Macro Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	0.615%

$500 million but less than $1 billion	0.595%

$1 billion but less than $1.5 billion	0.575%

$1.5 billion but less than $2 billion	0.555%

$2 billion but less than $3 billion	0.520%

$3 billion but less than $5 billion	0.490%

$5 billion but less than $10 billion	0.475%

$10 billion and over	0.465%

Pursuant to an amendment to the investment advisory agreement dated April 29, 2022, BMR contractually agreed to reduce its investment advisory fee rate on average daily net assets of $5 billion and over from 0.490% to the rates as stated above. This contractual reduction cannot be terminated or reduced without Trustee and shareholder approval. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2022, the Portfolio’s investment adviser fee amounted to $6,683,401 or 0.58% (annualized) of the Portfolio’s consolidated average daily net assets.

Pursuant to an investment sub-advisory agreement effective March 16, 2022, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. EVAIL uses the portfolio management, research and other resources of its affiliate, MSIM Fund Management (Ireland) Limited (MSIM FMIL), to render investment advisory services to the Portfolio. MSIM FMIL has entered into a Memorandum of Understanding with EVAIL pursuant to which MSIM FMIL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.

Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $2,730 relating to the Portfolio’s investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2022 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$584,758,812	$515,630,720

U.S. Government and Agency Securities	22,517,017	8,787,959

	$607,275,829	$524,418,679

62

Global Macro Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at April 30, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,463,592,471

Gross unrealized appreciation	$103,647,333

Gross unrealized depreciation	(462,442,491)

Net unrealized depreciation	$(358,795,158)

5  Restricted Securities

At April 30, 2022, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date(s) of Acquisition	Shares	Cost	Value

Reinsurance Side Cars

Mt. Logan Re, Ltd., Series A-1	12/30/20	4,400	$4,400,000	$4,042,607

Sussex Capital, Ltd., Designated Investment Series 16, 12/21	1/24/22	817	—	807,923

Sussex Capital, Ltd., Series 16, Preference Shares	6/1/21	5,500	5,500,000	4,782,138

Total Restricted Securities			$9,900,000	$9,632,668

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Consolidated Portfolio of Investments. At April 30, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: During the six months ended April 30, 2022, the Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: During the six months ended April 30, 2022, the Portfolio entered into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

63

Global Macro Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps and option contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $12,273,600. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $20,303,990 at April 30, 2022.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2022. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

64

Global Macro Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2022 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity		Credit	Equity Price		Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—		$—	$—		$—	$193,730	$193,730

Not applicable	478,620	*	16,580,484 *	14,714	*	34,304,060 *	85,100,415 *	136,478,293

Receivable for open forward foreign currency exchange contracts	—		—	—		11,320,145	—	11,320,145

Receivable/Payable for open swap contracts;

Upfront payments/receipts on open non-centrally cleared swap contracts	—		2,194,598	—		—	781,244	2,975,842

Receivable for open non-deliverable bond forward contracts	—		—	—		—	112,966	112,966

Total Asset Derivatives	$478,620		$18,775,082	$14,714		$45,624,205	$86,188,355	$151,080,976

Derivatives not subject to master netting or similar agreements	$478,620		$16,580,484	$14,714		$34,304,060	$85,100,415	$136,478,293

Total Asset Derivatives subject to master netting or similar agreements	$—		$2,194,598	$—		$11,320,145	$1,087,940	$14,602,683

Not applicable	$—		$(15,685,871)*	$—		$(23,275,890)*	$(26,268,932)*	$(65,230,693)

Payable for open forward foreign currency exchange contracts	—		—	—		(9,704,669)	—	(9,704,669)

Payable/Receivable for open swap contracts;

Upfront payments/receipts on open non-centrally cleared swap contracts	—		(1,320,521)	—		—	(262,595)	(1,583,116)

Payable for open non-deliverable bond forward contracts	—		—	—		—	(985,815)	(985,815)

Total Liability Derivatives	$—		$(17,006,392)	$—		$(32,980,559)	$(27,517,342)	$(77,504,293)

Derivatives not subject to master netting or similar agreements	$—		$(15,685,871)	$—		$(23,275,890)	$(26,268,932)	$(65,230,693)

Total Liability Derivatives subject to master netting or similar agreements	$—		$(1,320,521)	$—		$(9,704,669)	$(1,248,410)	$(12,273,600)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

65

Global Macro Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2022.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$875,756	$(875,756)	$—	$—	$—	$—

Barclays Bank PLC	844,849	(330,590)	(281,924)	—	232,335	—

BNP Paribas	1,471,010	(1,177,281)	(293,729)	—	—	—

Citibank, N.A.	2,414,708	(1,773,692)	—	—	641,016	393,902

Goldman Sachs International	2,251,333	(1,735,426)	—	(515,907)	—	700,000

ICBC Standard Bank plc	25,041	(25,041)	—	—	—	—

JPMorgan Chase Bank, N.A.	2,852,762	(291,244)	—	(2,290,000)	271,518	2,290,000

Standard Chartered Bank	2,601,796	(2,601,796)	—	—	—	—

State Street Bank and Trust Company	25,938	—	—	—	25,938	—

UBS AG	1,239,490	(807,656)	(102,742)	—	329,092	—

	$14,602,683	$(9,618,482)	$(678,395)	$(2,805,907)	$1,499,899	$3,383,902

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(1,056,659)	$875,756	$180,903	$—	$—	$—

Barclays Bank PLC	(330,590)	330,590	—	—	—	—

BNP Paribas	(1,177,281)	1,177,281	—	—	—	—

Citibank, N.A.	(1,773,692)	1,773,692	—	—	—	—

Credit Agricole Corporate and Investment Bank	(222,683)	—	207,995	—	(14,688)	—

Deutsche Bank AG	(81,567)	—	—	—	(81,567)	—

Goldman Sachs International	(1,735,426)	1,735,426	—	—	—	—

HSBC Bank USA, N.A.	(12,933)	—	—	—	(12,933)	—

ICBC Standard Bank plc	(34,540)	25,041	—	—	(9,499)	—

JPMorgan Chase Bank, N.A.	(291,244)	291,244	—	—	—	—

Nomura International PLC	(169,082)	—	169,082	—	—	—

Standard Chartered Bank	(4,580,247)	2,601,796	1,978,451	—	—	—

UBS AG	(807,656)	807,656	—	—	—	—

	$(12,273,600)	$9,618,482	$2,536,431	$—	$(118,687)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$3,383,902

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

66

Global Macro Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2022 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Net realized gain (loss):

Investment transactions	$—	$—	$—	$—	$(3,268,844)	$(3,268,844)

Futures contracts	5,922,171	—	866,612	—	16,015,159	22,803,942

Swap contracts	(13,977,201)	68,067,439	1,002,243	—	7,816,870	62,909,351

Forward foreign currency exchange contracts	—	—	—	31,956,678	—	31,956,678

Non-deliverable bond forward contracts	—	—	—	—	(10,243,140)	(10,243,140)

Total	$(8,055,030)	$68,067,439	$1,868,855	$31,956,678	$10,320,045	$104,157,987

Change in unrealized appreciation

(depreciation):

Investments	$—	$—	$—	$—	$2,973,754	$2,973,754

Futures contracts	478,620	—	(513,364)	—	21,844,379	21,809,635

Swap contracts	3,413,580	5,855,327	(467,186)	—	25,577,879	34,379,600

Forward foreign currency exchange contracts	—	—	—	1,964,294	—	1,964,294

Non-deliverable bond forward contracts	—	—	—	—	83,274	83,274

Total	$3,892,200	$5,855,327	$(980,550)	$1,964,294	$50,479,286	$61,210,557

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2022, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Purchased Swaptions

$28,855,000	$459,393,000	$2,758,162,000	$141,631,000	$65,210,000

Purchased Call Options	Swap Contracts

$928,500,000	$3,306,014,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.

67

Global Macro Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Investments in Affiliated Funds

At April 30, 2022, the value of the Portfolio’s investment in affiliated funds was $251,817,413, which represents 11.8% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period

Short-Term Investments

Cash Reserves Fund	$316,227,582	$810,344,399	$(1,126,544,580)	$(27,401)	$—	$—	$117,783	—

Liquidity Fund	—	259,583,341	(7,765,928)	—	—	251,817,413	10,179	251,817,413

Total				$(27,401)	$—	$251,817,413	$127,962

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Asset-Backed Securities	$—	$43,339,813		$—	$43,339,813

Collateralized Mortgage Obligations	—	31,458,536		—	31,458,536

Common Stocks	13,019,980	54,040,210	*	288,263	67,348,453

Convertible Bonds	—	5,359,708		—	5,359,708

Foreign Corporate Bonds	—	156,232,776		0	156,232,776

Loan Participation Notes	—	—		47,578,734	47,578,734

Reinsurance Side Cars	—	—		14,010,968	14,010,968

Senior Floating-Rate Loans	—	10,985,478		634,858	11,620,336

Sovereign Government Bonds	—	834,425,845		79,404,915	913,830,760

Sovereign Loans	—	98,444,981		—	98,444,981

U.S. Government Agency Mortgage-Backed Securities	—	47,868,738		—	47,868,738

U.S. Government Guaranteed Small Business

Administration Loans	—	15,350,215		—	15,350,215

Warrants	50,692	—		—	50,692

Short-Term Investments:

Affiliated Fund	251,817,413	—		—	251,817,413

Repurchase Agreements	—	21,698,836		—	21,698,836

Sovereign Government Securities	—	94,684,224		—	94,684,224

U.S. Treasury Obligations	—	204,882,992		—	204,882,992

68

Global Macro Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total

Purchased Call Options	$—	$193,730	$—	$193,730

Total Investments	$264,888,085	$1,618,966,082	$141,917,738	$2,025,771,905

Forward Foreign Currency Exchange Contracts	$—	$45,624,205	$—	$45,624,205

Non-Deliverable Bond Forward Contracts	—	112,966	—	112,966

Futures Contracts	28,416,283	14,714	—	28,430,997

Swap Contracts	—	76,719,078	—	76,719,078

Total	$293,304,368	$1,741,437,045	$141,917,738	$2,176,659,151

Liability Description

Securities Sold Short	$—	$(19,018,783)	$—	$(19,018,783)

Forward Foreign Currency Exchange Contracts	—	(32,980,559)	—	(32,980,559)

Non-Deliverable Bond Forward Contracts	—	(985,815)	—	(985,815)

Futures Contracts	(274)	—	—	(274)

Swap Contracts	—	(43,537,645)	—	(43,537,645)

Total	$(274)	$(96,522,802)	$—	$(96,523,076)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Reinsurance Side Cars*	Investments in Senior Floating- Rate Loans	Investments in Sovereign Government Bonds	Total

Balance as of October 31, 2021	$273,212	$0	$51,240,311	$12,777,091	$684,110	$—	$64,974,724

Realized gains (losses)	—	—	—	—	—	(1,087,905)	(1,087,905)

Change in net unrealized appreciation (depreciation)	15,051	—	(4,133,814)	183,877	(101,015)	(108,343,341)	(112,379,242)

Cost of purchases	—	—	—	3,500,000	—	—	3,500,000

Proceeds from sales, including return of capital	—	—	—	(2,450,000)	—	(5,218,678)	(7,668,678)

Accrued discount (premium)	—	—	472,237	—	51,763	766,283	1,290,283

Transfers to Level 3	—	—	—	—	—	193,288,556	193,288,556

Transfers from Level 3	—	—	—	—	—	—	—

Balance as of April 30, 2022	$288,263	$0	$47,578,734	$14,010,968	$634,858	$79,404,915	$141,917,738

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2022	$15,051	$—	$(4,133,814)	$207,887	$(101,015)	$(108,067,900)	$(112,079,791)

*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.

69

Global Macro Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2022:

Type of Investment	Fair Value as of April 30, 2022	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*

Common Stocks	$288,263	Market Approach	EBITDA Multiple Discount Rate	15%	Decrease

Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase

Loan Participation Notes	47,578,734	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	3.98%	Decrease

Senior Floating-Rate Loans	634,858	Market Approach	Discount Rate	10%	Decrease

Sovereign Government Bonds	79,404,915	Third Party Indication of Value	Foreign Currency Exchange Rate	33.30 UAH/USD	Decrease

*

Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

10  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.

70

Global Macro Portfolio

April 30, 2022

Notes to Consolidated Financial Statements — continued

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

71

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2022

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Officers of Global Macro Portfolio

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio

George J. Gorman

Chairperson

Alan C. Bowser*

Thomas E. Faust Jr.**

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

Nancy A. Wiser*

*	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

**	Interested Trustee

72

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

73

Eaton Vance Funds

Privacy Notice — continued	April 2021

Page 2

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

74

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

75

This Page Intentionally Left Blank

Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7757    4.30.22

Eaton Vance

Global Macro Absolute Return Advantage Fund

Semiannual Report

April 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options, and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser is registered with the CFTC as a commodity pool operator with respect to its management of the Fund. As the commodity pool operator of the Fund, the adviser has claimed relief under the Commodity Exchange Act from certain reporting and recordkeeping requirements. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2022

Eaton Vance

Global Macro Absolute Return Advantage Fund

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2022

Performance

Portfolio Manager(s) John R. Baur, Patrick Campbell, CFA, Kyle Lee, CFA, Federico Sequeda, CFA each of Eaton Vance Management and Hussein Khattab, CFA of Eaton Vance Advisers International, Ltd.

% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	08/31/2010	08/31/2010	(0.82)%	0.82%	2.45%	3.25%
Class A with 3.25% Maximum Sales Charge	—	—	(4.03)	(2.50)	1.78	2.91

Class C at NAV	08/31/2010	08/31/2010	(1.20)	0.18	1.74	2.67
Class C with 1% Maximum Sales Charge	—	—	(2.15)	(0.78)	1.74	2.67

Class I at NAV	08/31/2010	08/31/2010	(0.74)	1.16	2.74	3.56
Class R at NAV	12/01/2010	08/31/2010	(0.94)	0.71	2.26	3.05

Class R6 at NAV	05/31/2017	08/31/2010	(0.69)	1.21	2.85	3.61

ICE BofA 3-Month U.S. Treasury Bill Index	—	—	0.07%	0.08%	1.12%	0.63%

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class R6

Gross		1.57%	2.27%	1.27%	1.77%	1.24%
Net		1.46	2.16	1.16	1.66	1.13

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2022

Fund Profile

Asset Allocation (% of net assets)*

Foreign Currency Exposure (% of net assets)**

Czech Republic	5.8%

Ukraine	5.4

Uganda	4.6

Iceland	4.6

Uzbekistan	3.3

Serbia	3.3

Japan	3.3

Australia	3.3

Egypt	3.0

Colombia	2.0

Indonesia	1.9

Zambia	1.8

Peru	1.1

Other	5.4	(2)

Poland	-1.9

Bahrain	-2.9

Philippines	-3.0

Turkey	-3.2

Saudi Arabia	-3.3

India	-4.1

China	-9.6

United Arab Emirates	-10.1

Oman	-10.1

Euro	-12.0

Total Long	51.2

Total Short	-62.6

Total Net	-11.4

Footnotes:

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

*	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

**	Currency exposures include all foreign exchange denominated assets and currency derivatives. Total exposures may exceed 100% due to implicit leverage created by derivatives.

(1)	Net of securities sold short.

(2)	Includes amounts each less than 1.0% or –1.0%, as applicable.

3

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2022

Endnotes and Additional Disclosures

[1]

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective March 16, 2022, Hussein Khattab, CFA was added to the portfolio management team.

4

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2022

Fund Expenses

Example

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/21)	Ending Account Value (4/30/22)	Expenses Paid During Period* (11/1/21 – 4/30/22)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$991.80	$7.41	**	1.50%
Class C	$1,000.00	$988.00	$10.84	**	2.20%
Class I	$1,000.00	$992.60	$5.93	**	1.20%
Class R	$1,000.00	$990.60	$8.39	**	1.70%
Class R6	$1,000.00	$993.10	$5.78	**	1.17%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.36	$7.50	**	1.50%
Class C	$1,000.00	$1,013.88	$10.99	**	2.20%
Class I	$1,000.00	$1,018.84	$6.01	**	1.20%
Class R	$1,000.00	$1,016.36	$8.50	**	1.70%
Class R6	$1,000.00	$1,018.99	$5.86	**	1.17%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2021. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

5

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Investment in Global Macro Absolute Return Advantage Portfolio, at value (identified cost $1,892,941,232)	$1,694,137,832

Receivable for Fund shares sold	2,484,344

Receivable from affiliate	274,651

Total assets	$1,696,896,827

Liabilities

Payable for Fund shares redeemed	$3,594,891

Payable to affiliates:

Distribution and service fees	87,538

Trustees’ fees	43

Accrued expenses	515,939

Total liabilities	$4,198,411

Net Assets	$1,692,698,416

Sources of Net Assets

Paid-in capital	$1,994,019,663

Accumulated loss	(301,321,247)

Net Assets	$1,692,698,416

Class A Shares
Net Assets	$300,582,419
Shares Outstanding	30,301,340
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.92

Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.25

Class C Shares
Net Assets	$12,698,906
Shares Outstanding	1,310,374

Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.69

Class I Shares
Net Assets	$817,259,308
Shares Outstanding	81,226,893

Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.06

Class R Shares
Net Assets	$1,406,992
Shares Outstanding	143,623

Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.80

6	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2022

Statement of Assets and Liabilities (Unaudited) — continued

Class R6 Shares	April 30, 2022

Net Assets	$560,750,791

Shares Outstanding	55,751,012

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.06

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income allocated from Portfolio (net of foreign taxes withheld of $173,420)	$2,258,722

Interest and other income allocated from Portfolio (net of foreign taxes withheld of $520,658)	58,820,450

Expenses, excluding interest and dividend expense, allocated from Portfolio	(9,809,780)

Interest and dividend expense allocated from Portfolio	(1,476,508)

Total investment income from Portfolio	$49,792,884

Expenses

Distribution and service fees:

Class A	$729,358

Class C	65,407

Class R	3,408

Trustees’ fees and expenses	250

Custodian fee	30,770

Transfer and dividend disbursing agent fees	878,433

Legal and accounting services	37,507

Printing and postage	253,575

Registration fees	64,374

Miscellaneous	12,058

Total expenses	$2,075,140

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$1,130,097

Total expense reductions	$1,130,097

Net expenses	$945,043

Net investment income	$48,847,841

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss):

Investment transactions (net of foreign capital gains taxes of $43)	$(30,731,615)

Securities sold short	(1,406,925)

Futures contracts	26,174,173

Swap contracts	100,889,739

Foreign currency transactions	(90,780,699)

Forward foreign currency exchange contracts	136,114,901

Non-deliverable bond forward contracts	(16,031,277)

Net realized gain	$124,228,297

Change in unrealized appreciation (depreciation):

Investments (including net decrease in accrued foreign capital gains taxes of $24,277)	$(238,757,546)

Securities sold short	6,389,357

Futures contracts	(1,074,686)

Swap contracts	71,796,106

Foreign currency	(1,765,996)

Forward foreign currency exchange contracts	(18,179,544)

Non-deliverable bond forward contracts	(75,936)

Net change in unrealized appreciation (depreciation)	$(181,668,245)

Net realized and unrealized loss	$(57,439,948)

Net decrease in net assets from operations	$(8,592,107)

8	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$48,847,841	$140,429,069

Net realized gain (loss)	124,228,297	(39,662,102)

Net change in unrealized appreciation (depreciation)	(181,668,245)	57,873,936

Net increase (decrease) in net assets from operations	$(8,592,107)	$158,640,903

Distributions to shareholders:

Class A	$(28,376,973)	$(41,471,150)

Class C	(502,076)	(744,070)

Class I	(38,629,833)	(72,890,969)

Class R	(60,698)	(69,913)

Class R6	(30,233,189)	(40,092,547)

Total distributions to shareholders	$(97,802,769)	$(155,268,649)

Transactions in shares of beneficial interest:

Class A	$(349,235,669)	$(85,015,295)

Class C	(665,381)	(6,984,503)

Class I	25,630,296	(458,377,429)

Class R	79,312	(111,022)

Class R6	(43,292,874)	(60,189,348)

Net decrease in net assets from Fund share transactions	$(367,484,316)	$(610,677,597)

Net decrease in net assets	$(473,879,192)	$(607,305,343)

Net Assets

At beginning of period	$2,166,577,608	$2,773,882,951

At end of period	$1,692,698,416	$2,166,577,608

9	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2022

Financial Highlights

	Class A

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021		2020		2019		2018		2017

Net asset value — Beginning of period	$10.450		$10.450		$10.250		$9.510		$10.560		$10.180

Income (Loss) From Operations

Net investment income(1)	$0.239		$0.524		$0.549		$0.564		$0.479		$0.416

Net realized and unrealized gain (loss)	(0.306)		0.049		0.066		0.176		(1.239)		0.111

Total income (loss) from operations	$(0.067)		$0.573		$0.615		$0.740		$(0.760)		$0.527

Less Distributions

From net investment income	$(0.463)		$(0.573)		$(0.415)		$—		$(0.290)		$(0.147)

Total distributions	$(0.463)		$(0.573)		$(0.415)		$—		$(0.290)		$(0.147)

Net asset value — End of period	$9.920		$10.450		$10.450		$10.250		$9.510		$10.560

Total Return(2)	(0.82	)%(3)(4)	5.52	%(4)	6.15	%(4)	7.78	%(4)	(7.40	)%(4)	5.25%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$300,582		$676,641		$758,795		$789,497		$122,402		$123,985

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	1.50	%(4)(7)(8)	1.46	%(4)	1.44	%(4)	1.57	%(4)	1.45	%(4)	1.53%

Net investment income	4.73	%(7)	5.03%		5.35%		5.70%		4.73%		4.07%

Portfolio Turnover of the Portfolio	40	%(3)	82%		80%		71%		75%		76%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.13%, 0.11%, 0.15%, 0.18% and 0.10% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.15%, 0.11%, 0.09%, 0.22%, 0.07% and 0.04% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(7)	Annualized.

(8)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

10	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2022

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021		2020		2019		2018		2017

Net asset value — Beginning of period	$10.180		$10.150		$9.930		$9.270		$10.330		$9.970

Income (Loss) From Operations

Net investment income(1)	$0.207		$0.441		$0.468		$0.453		$0.399		$0.347

Net realized and unrealized gain (loss)	(0.311)		0.043		0.056		0.207		(1.214)		0.095

Total income (loss) from operations	$(0.104)		$0.484		$0.524		$0.660		$(0.815)		$0.442

Less Distributions

From net investment income	$(0.386)		$(0.454)		$(0.304)		$—		$(0.245)		$(0.082)

Total distributions	$(0.386)		$(0.454)		$(0.304)		$—		$(0.245)		$(0.082)

Net asset value — End of period	$9.690		$10.180		$10.150		$9.930		$9.270		$10.330

Total Return(2)	(1.20	)%(3)(4)	4.85	%(4)	5.29	%(4)	7.12	%(4)	(8.08	)%(4)	4.58%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,699		$14,020		$20,894		$30,108		$59,782		$64,164

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	2.20	%(4)(7)(8)	2.16	%(4)	2.14	%(4)	2.29	%(4)	2.15	%(4)	2.24%

Net investment income	4.22	%(7)	4.33%		4.69%		4.80%		4.03%		3.43%

Portfolio Turnover of the Portfolio	40	%(3)	82%		80%		71%		75%		76%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.13%, 0.11%, 0.15%, 0.18% and 0.10% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.15%, 0.11%, 0.09%, 0.24%, 0.07% and 0.06% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(7)	Annualized.

(8)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

11	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2022

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021		2020		2019		2018		2017

Net asset value — Beginning of period	$10.620		$10.610		$10.390		$9.610		$10.680		$10.300

Income (Loss) From Operations

Net investment income(1)	$0.266		$0.565		$0.592		$0.570		$0.514		$0.462

Net realized and unrealized gain (loss)	(0.326)		0.047		0.062		0.216		(1.250)		0.098

Total income (loss) from operations	$(0.060)		$0.612		$0.654		$0.786		$(0.736)		$0.560

Less Distributions

From net investment income	$(0.500)		$(0.602)		$(0.434)		$(0.006)		$(0.334)		$(0.180)

Total distributions	$(0.500)		$(0.602)		$(0.434)		$(0.006)		$(0.334)		$(0.180)

Net asset value — End of period	$10.060		$10.620		$10.610		$10.390		$9.610		$10.680

Total Return(2)	(0.74	)%(3)(4)	5.93	%(4)	6.36	%(4)	8.18	%(4)	(7.12	)%(4)	5.53%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$817,259		$836,706		$1,293,211		$2,075,104		$3,731,477		$3,379,555

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	1.20	%(4)(7)(8)	1.16	%(4)	1.14	%(4)	1.29	%(4)	1.15	%(4)	1.24%

Net investment income	5.23	%(7)	5.35%		5.70%		5.81%		5.04%		4.43%

Portfolio Turnover of the Portfolio	40	%(3)	82%		80%		71%		75%		76%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.13%, 0.11%, 0.15%, 0.18% and 0.10% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.15%, 0.11%, 0.09%, 0.24%, 0.07% and 0.06% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(7)	Annualized.

(8)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

12	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2022

Financial Highlights — continued

	Class R

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021		2020		2019		2018		2017

Net asset value — Beginning of period	$10.330		$10.330		$10.120		$9.410		$10.440		$10.070

Income (Loss) From Operations

Net investment income(1)	$0.234		$0.497		$0.526		$0.515		$0.451		$0.398

Net realized and unrealized gain (loss)	(0.313)		0.055		0.064		0.195		(1.217)		0.104

Total income (loss) from operations	$(0.079)		$0.552		$0.590		$0.710		$(0.766)		$0.502

Less Distributions

From net investment income	$(0.451)		$(0.552)		$(0.380)		$—		$(0.264)		$(0.132)

Total distributions	$(0.451)		$(0.552)		$(0.380)		$—		$(0.264)		$(0.132)

Net asset value — End of period	$9.800		$10.330		$10.330		$10.120		$9.410		$10.440

Total Return(2)	(0.94	)%(3)(4)	5.36	%(4)	5.97	%(4)	7.55	%(4)	(7.53	)%(4)	5.05%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,407		$1,398		$1,506		$1,566		$1,801		$2,294

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	1.70	%(4)(7)(8)	1.66	%(4)	1.64	%(4)	1.79	%(4)	1.65	%(4)	1.74%

Net investment income	4.73	%(7)	4.82%		5.18%		5.35%		4.50%		3.91%

Portfolio Turnover of the Portfolio	40	%(3)	82%		80%		71%		75%		76%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.13%, 0.11%, 0.15%, 0.18% and 0.10% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.15%, 0.11%, 0.09%, 0.24%, 0.07% and 0.05% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(7)	Annualized.

(8)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

13	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2022

Financial Highlights — continued

	Class R6

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,								Period Ended October 31, 2017(1)
			2021		2020		2019		2018

Net asset value — Beginning of period	$10.630		$10.620		$10.410		$9.640		$10.690		$10.530

Income (Loss) From Operations

Net investment income(2)	$0.266		$0.567		$0.576		$0.579		$0.534		$0.179

Net realized and unrealized gain (loss)	(0.321)		0.057		0.079		0.207		(1.245)		(0.019)

Total income (loss) from operations	$(0.055)		$0.624		$0.655		$0.786		$(0.711)		$0.160

Less Distributions

From net investment income	$(0.515)		$(0.614)		$(0.445)		$(0.016)		$(0.339)		$—

Total distributions	$(0.515)		$(0.614)		$(0.445)		$(0.016)		$(0.339)		$—

Net asset value — End of period	$10.060		$10.630		$10.620		$10.410		$9.640		$10.690

Total Return(3)	(0.69	)%(4)(5)	5.94	%(4)	6.56	%(4)	8.07	%(4)	(6.88	)%(4)	1.52	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$560,751		$637,812		$699,477		$140,294		$173,234		$7,959

Ratios (as a percentage of average daily net assets):(6)

Expenses(7)	1.17	%(4)(8)(9)	1.13	%(4)	1.11	%(4)	1.26	%(4)	1.10	%(4)	1.20	%(8)

Net investment income	5.23	%(8)	5.36%		5.53%		5.86%		5.30%		3.97	%(8)

Portfolio Turnover of the Portfolio	40	%(5)	82%		80%		71%		75%		76	%(10)

(1)	For the period from commencement of operations on May 31, 2017 to October 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.13%, 0.11%, 0.15%, 0.18% and 0.10% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.15%, 0.11%, 0.09%, 0.24%, 0.08% and 0.11% of average daily net assets for the six months ended April 30, 2022, the years ended October 31, 2021, 2020, 2019, 2018 and the period ended October 31, 2017, respectively.

(8)	Annualized.
(9)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(10)	For the Portfolio’s year ended October 31, 2017.

14	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Macro Absolute Return Advantage Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (78.2% at April 30, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

15

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

H  Interim Financial Statements — The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $150,043,360 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2021, $118,179,247 are short-term and $31,864,113 are long-term.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	1.000%

$500 million but less than $1 billion	0.950%

$1 billion but less than $2.5 billion	0.925%

$2.5 billion but less than $5 billion	0.900%

$5 billion and over	0.880%

For the six months ended April 30, 2022, the Fund incurred no investment adviser and administration fee on such assets. Pursuant to an investment sub-advisory agreement effective March 16, 2022, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVAIL uses the portfolio management, research and other resources of its affiliate, MSIM Fund Management (Ireland) Limited (MSIM FMIL), to render investment advisory services to the Fund. MSIM FMIL has entered into a Memorandum of Understanding with EVAIL pursuant to which MSIM FMIL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. EVM pays EVAIL a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 1.35%, 2.05%, 1.05%, 1.55% and 1.02% of the Fund’s average daily net assets for Class A, Class C, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after February 28, 2023. Pursuant to this agreement, EVM was allocated $1,130,097 of the Fund’s operating expenses for the six months ended April 30, 2022.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2022, EVM earned $194,737 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,511 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2022. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

16

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2022 amounted to $729,358 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2022, the Fund paid or accrued to EVD $49,055 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2022, the Fund paid or accrued to EVD $1,704 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2022 amounted to $16,352 and $1,704 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months (18 months of purchase prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2022, the Fund was informed that EVD received approximately $500 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2022, increases and decreases in the Fund’s investment in the Portfolio aggregated $85,513,341 and $551,325,886, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class A

Sales	4,663,228	$47,210,124	24,077,939	$250,282,567

Issued to shareholders electing to receive payments of distributions in Fund shares	2,781,624	28,094,404	4,018,137	41,025,183

Redemptions	(41,896,881)	(424,754,960)	(36,395,330)	(380,943,414)

Converted from Class C shares	21,218	214,763	437,392	4,620,369

Net decrease	(34,430,811)	$(349,235,669)	(7,861,862)	$(85,015,295)

17

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class C

Sales	74,890	$738,141	126,078	$1,282,209

Issued to shareholders electing to receive payments of distributions in Fund shares	50,650	500,931	74,381	743,814

Redemptions	(170,544)	(1,689,690)	(432,012)	(4,390,157)

Converted to Class A shares	(21,729)	(214,763)	(450,110)	(4,620,369)

Net decrease	(66,733)	$(665,381)	(681,663)	$(6,984,503)
Class I

Sales	21,533,801	$219,766,615	31,282,867	$329,681,750

Issued to shareholders electing to receive payments of distributions in Fund shares	3,499,514	35,835,019	5,345,504	55,272,515

Redemptions	(22,616,798)	(229,971,338)	(79,752,936)	(843,331,694)

Net increase (decrease)	2,416,517	$25,630,296	(43,124,565)	$(458,377,429)
Class R

Sales	12,512	$122,781	23,741	$243,953

Issued to shareholders electing to receive payments of distributions in Fund shares	6,082	60,698	6,922	69,913

Redemptions	(10,398)	(104,167)	(41,015)	(424,888)

Net increase (decrease)	8,196	$79,312	(10,352)	$(111,022)
Class R6

Sales	4,620,424	$47,286,444	39,296,680	$417,048,516

Issued to shareholders electing to receive payments of distributions in Fund shares	1,028,651	10,523,095	1,466,855	15,181,951

Redemptions	(9,914,636)	(101,102,413)	(46,594,746)	(492,419,815)

Net decrease	(4,265,561)	$(43,292,874)	(5,831,211)	$(60,189,348)

18

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.2%
Security	Principal Amount (000’s omitted)	Value

Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(2)	$50,580	$47,580,994

Total Asset-Backed Securities (identified cost $49,839,702)		$47,580,994

Collateralized Mortgage Obligations — 2.0%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Interest Only:(3)

Series 2770, Class SH, 6.546%, (7.10%-1 mo. USD LIBOR), 3/15/34(4)	$839	$138,096

Series 4791, Class JI, 4.00%, 5/15/48	9,042	1,644,823

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2020-HQA4, Class B1, 5.918%, (1 mo. USD LIBOR + 5.25%), 9/25/50(1)(5)	3,561	3,686,090

Series 2020-HQA4, Class B1, 6.668%, (1 mo. USD LIBOR + 6.00%), 8/25/50(1)(5)	7,326	7,690,601

Series 2022-HQA1, Class B1, 7.289%, (30-day average SOFR + 7.00%), 3/25/42(1)(5)	6,303	6,406,481

Series 2022-HQA1, Class M1B, 3.789%, (30-day average SOFR + 3.50%), 3/25/42(1)(5)	2,521	2,579,550

Series 2022-HQA1, Class M2, 5.539%, (30-day average SOFR + 5.25%), 3/25/42(1)(5)	5,043	5,152,597

Federal National Mortgage Association:

Interest Only:(3)

Series 424, Class C8, 3.50%, 2/25/48	11,455	1,950,592

Series 2010-109, Class PS, 5.932%, (6.60% -1 mo. USD LIBOR), 10/25/40(4)	1,798	257,573

Series 2018-21, Class IO, 3.00%, 4/25/48	9,613	1,722,996

Series 2018-58, Class BI, 4.00%, 8/25/48	1,602	295,904

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2021-R02, Class 2B1, 3.589%, (30-day average SOFR + 3.30%), 11/25/41(1)(5)	9,233	8,577,748

Series 2022-R02, Class 2B2, 7.939%, (30-day average SOFR + 7.65%), 1/25/42(1)(5)	4,412	4,209,338

Total Collateralized Mortgage Obligations (identified cost $67,577,029)		$44,312,389

Common Stocks — 5.8%
Security	Shares	Value

Argentina — 0.5%

Banco Macro S.A. ADR(6)	123,900	$1,817,613

Grupo Financiero Galicia S.A. ADR	183,900	1,671,651

IRSA Inversiones y Representaciones S.A. ADR(6)	133,500	603,420

Loma Negra Cia Industrial Argentina S.A. ADR	281,200	1,580,344

Pampa Energia S.A. ADR(6)	121,000	2,609,970

Telecom Argentina S.A. ADR(6)	335,800	1,836,826

Transportadora de Gas del Sur S.A. ADR(6)	225,961	1,448,410

		$11,568,234

Brazil — 0.6%

Pagseguro Digital, Ltd., Class A(6)	90,400	$1,329,784

Petroleo Brasileiro S.A. ADR	574,100	7,790,537

StoneCo, Ltd., Class A(6)	125,000	1,177,500

XP, Inc., Class A(6)	110,300	2,714,483

		$13,012,304

Bulgaria — 0.7%

Eurohold Bulgaria AD(6)	11,361,600	$14,692,778

		$14,692,778

Cyprus — 0.4%

Bank of Cyprus Holdings PLC(6)	8,424,416	$9,349,676

		$9,349,676

Egypt — 0.1%

Taaleem Management Services Co. SAE(6)	11,253,385	$2,258,015

		$2,258,015

Greece — 1.0%

Alpha Services and Holdings S.A.(6)	1,307,900	$1,472,228

Eurobank Ergasias Services and Holdings S.A.(6)	2,207,700	2,281,756

Hellenic Telecommunications Organization S.A.	227,300	4,372,809

JUMBO S.A.	145,300	2,355,003

Motor Oil (Hellas) Corinth Refineries S.A.	78,100	1,235,554

Mytilineos S.A.	102,500	1,898,081

National Bank of Greece S.A.(6)	460,300	1,825,769

OPAP S.A.	161,100	2,387,885

Piraeus Financial Holdings S.A.(6)	1,909,800	2,757,107

Public Power Corp. S.A.(6)	132,900	1,064,039

Titan Cement International S.A.	6,605	92,538

		$21,742,769

19	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Iceland — 0.8%

Arion Banki HF(1)	3,025,250	$3,927,795

Eik Fasteignafelag HF	9,249,405	1,121,499

Eimskipafelag Islands HF	769,259	3,319,946

Hagar HF	2,980,965	1,834,801

Islandsbanki HF	1,701,619	1,624,160

Reginn HF	4,450,968	1,308,976

Reitir Fasteignafelag HF	2,707,483	2,167,441

Siminn HF	12,984,530	1,241,912

		$16,546,530

Indonesia — 0.6%

Allo Bank Indonesia Tbk PT(6)	701,500	$313,886

Astra International Tbk PT	1,947,300	1,016,766

Bank Central Asia Tbk PT	5,806,800	3,256,869

Bank Jago Tbk PT(6)	566,200	454,791

Bank Mandiri Persero Tbk PT	2,076,400	1,274,982

Bank Negara Indonesia Persero Tbk PT	859,000	542,588

Bank Rakyat Indonesia Persero Tbk PT	7,060,500	2,352,467

Bayan Resources Tbk PT	132,500	387,706

Chandra Asri Petrochemical Tbk PT	769,100	532,631

Charoen Pokphand Indonesia Tbk PT	788,700	279,607

Elang Mahkota Teknologi Tbk PT(6)	2,359,200	485,773

Merdeka Copper Gold Tbk PT(6)	1,185,077	431,875

Telkom Indonesia Persero Tbk PT	4,930,900	1,569,804

Unilever Indonesia Tbk PT	1,342,700	359,392

United Tractors Tbk PT	171,300	357,452

		$13,616,589

Japan — 0.2%

Mizuho Financial Group, Inc.	112,700	$1,368,483

SBI Holdings, Inc.	18,800	420,502

Sumitomo Mitsui Financial Group, Inc.	41,800	1,262,942

Tokio Marine Holdings, Inc.	25,600	1,384,158

		$4,436,085

United Arab Emirates — 0.1%

Dubai Electricity & Water Authority PJSC(6)	2,009,569	$1,548,326

		$1,548,326

United Kingdom — 0.0%(7)

Tesnik Cuatro, Ltd.(8)	584,285	$411,804

		$411,804

Vietnam — 0.8%

Bank for Foreign Trade of Vietnam JSC	371,402	$1,307,445

Binh Minh Plastics JSC	45,300	120,987

Security	Shares		Value

Vietnam (continued)

Coteccons Construction JSC		148,570	$357,781

Ho Chi Minh City Infrastructure Investment JSC(6)		868,000	888,602

Hoa Phat Group JSC		1,232,170	2,312,596

KIDO Group Corp.		38,090	85,814

Masan Group Corp.		167,040	840,409

Mobile World Investment Corp.		558,000	3,879,258

Refrigeration Electrical Engineering Corp.		435,860	1,556,763

SSI Securities Corp.		280,688	407,424

Vietnam Dairy Products JSC		352,996	1,138,082

Vietnam Prosperity JSC Bank(6)		888,013	1,518,557

Vietnam Technological & Commercial Joint Stock Bank(6)		666,300	1,366,055

Vingroup JSC(6)		458,952	1,594,521

			$17,374,294

Total Common Stocks (identified cost $133,545,522)			$126,557,404

Convertible Bonds — 0.4%
Security	Principal Amount (000’s omitted)		Value

Bermuda — 0.2%

Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	4,760	$4,340,525

			$4,340,525

India — 0.2%

Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(9)	USD	4,605	$3,587,940

			$3,587,940

Total Convertible Bonds (identified cost $9,366,091)			$7,928,465

Foreign Corporate Bonds — 9.5%
Security	Principal Amount (000’s omitted)		Value

Argentina — 1.0%

IRSA Propiedades Comerciales S.A., 8.75%, 3/23/23(9)	USD	1,461	$1,439,786

YPF S.A.:

4.00% to 1/1/23, 2/12/26(9)(10)	USD	2,726	2,420,082

4.00% to 1/1/23, 2/12/26(1)(10)	USD	18,233	16,187,867

6.95%, 7/21/27(9)	USD	1,428	1,035,479

20	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Argentina (continued)

YPF S.A.: (continued)

8.50%, 7/28/25(9)	USD	760	$620,453

			$21,703,667

Armenia — 0.6%

Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(9)	USD	13,208	$12,283,440

			$12,283,440

Brazil — 1.7%

Arcos Dorados BV, 6.125%, 5/27/29(1)	USD	3,379	$3,318,398

Braskem America Finance Co., 7.125%, 7/22/41(9)	USD	1,778	1,772,586

Braskem Netherlands Finance BV, 5.875%, 1/31/50(9)	USD	6,191	5,546,641

Coruripe Netherlands BV:

10.00%, 2/10/27(1)	USD	1,194	1,035,795

10.00%, 2/10/27(9)	USD	2,597	2,252,897

MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(1)	USD	5,892	5,136,056

Natura & Co. Luxembourg Holding S.a.r.l., 6.00%, 4/19/29(1)	USD	1,883	1,831,218

Natura Cosmeticos S.A., 4.125%, 5/3/28(9)	USD	7,545	6,775,561

Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(9)	USD	1,515	1,499,813

Petrobras Global Finance BV, 6.90%, 3/19/49	USD	736	694,832

Vale S.A., 2.762%(11)(12)	BRL	64,850	6,099,415

			$35,963,212

Bulgaria — 0.5%

Bulgarian Energy Holding EAD, 2.45%, 7/22/28(9)	EUR	265	$224,309

Eurohold Bulgaria AD, 6.50%, 12/7/22(9)	EUR	9,718	10,228,120

			$10,452,429

China — 0.5%

KWG Group Holdings, Ltd., 7.875%, 9/1/23(9)	USD	2,385	$1,123,335

Shimao Group Holdings, Ltd., 5.60%, 7/15/26(9)	USD	7,800	1,930,500

Sunac China Holdings, Ltd.:

6.50%, 7/9/23(9)	USD	2,800	735,000

8.35%, 4/19/23(9)	USD	5,201	1,287,247

Times China Holdings, Ltd.:

5.55%, 6/4/24(9)	USD	6,284	3,330,520

6.75%, 7/16/23(9)	USD	4,471	2,485,876

			$10,892,478

Security	Principal Amount (000’s omitted)		Value

Georgia — 0.4%

Georgia Capital JSC:

6.125%, 3/9/24(1)	USD	2,580	$2,509,050

6.125%, 3/9/24(9)	USD	2,988	2,905,830

Silknet JSC, 8.375%, 1/31/27(9)	USD	2,715	2,653,912

			$8,068,792

Honduras — 0.2%

Inversiones Atlantida S.A., 7.50%, 5/19/26(9)	USD	4,625	$4,538,721

			$4,538,721

Iceland — 1.3%

Arion Banki HF, 6.00%, 4/12/24(9)	ISK	1,720,000	$13,301,562

Islandsbanki HF, 6.40%, 10/26/23	ISK	900,000	6,988,020

Landsbankinn HF, 5.00%, 11/23/23(9)	ISK	1,020,000	7,775,704

WOW Air HF:

0.00%(8)(11)(13)	EUR	121	0

0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(8)(13)	EUR	5,500	0

			$28,065,286

India — 0.3%

JSW Infrastructure, Ltd., 4.95%, 1/21/29(9)	USD	5,576	$5,020,018

JSW Steel, Ltd., 5.05%, 4/5/32(9)	USD	2,277	1,953,230

			$6,973,248

Indonesia — 0.1%

Freeport Indonesia PT, 5.315%, 4/14/32(9)	USD	2,921	$2,840,673

			$2,840,673

Mexico — 0.5%

Alpha Holding S.A. de CV:

9.00%, 2/10/25(9)(13)	USD	5,879	$367,437

10.00%, 12/19/22(9)(13)	USD	2,864	182,609

Braskem Idesa SAPI, 6.99%, 2/20/32(9)	USD	4,630	4,163,227

Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(9)	USD	2,297	1,316,376

Petroleos Mexicanos, 6.75%, 9/21/47	USD	5,400	3,913,218

			$9,942,867

Moldova — 0.3%

Aragvi Finance International DAC, 8.45%, 4/29/26(9)	USD	8,981	$6,990,361

			$6,990,361

Nigeria — 0.3%

IHS Holding, Ltd., 5.625%, 11/29/26(9)	USD	2,750	$2,625,563

21	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Nigeria (continued)

SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(9)	USD	4,892	$4,664,864

			$7,290,427

Paraguay — 0.3%

Frigorifico Concepcion S.A., 7.70%, 7/21/28(1)	USD	7,075	$6,176,970

			$6,176,970

Peru — 0.0%(7)

PetroTal Corp., 12.00%, 2/16/24(1)(9)	USD	1,012	$1,052,480

			$1,052,480

South Africa — 0.4%

HTA Group, Ltd., 7.00%, 12/18/25(9)	USD	403	$399,732

Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(9)(14)	USD	7,682	8,143,008

			$8,542,740

Turkey — 0.3%

Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(9)	USD	6,880	$6,408,032

			$6,408,032

Uzbekistan — 0.8%

Ipoteka-Bank ATIB, 5.50%, 11/19/25(9)	USD	1,336	$1,214,090

Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22	UZS	177,000,000	15,682,196

			$16,896,286

Total Foreign Corporate Bonds (identified cost $244,369,396)			$205,082,109

Loan Participation Notes — 2.4%
Security	Principal Amount (000’s omitted)		Value

Uzbekistan — 2.4%

Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(8)(9)(15)	UZS	294,368,000	$25,745,417

Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(8)(9)(15)	UZS	290,568,000	25,592,326

Total Loan Participation Notes (identified cost $58,687,821)			$51,337,743

Reinsurance Side Cars — 1.1%
Security	Shares		Value

Eden Re II, Ltd.:

Series 2021A, 0.00%, 3/21/25(1)(8)(16)(17)		2,130,000	$1,814,760

Series 2022A, 0.00%, 3/20/26(1)(8)(16)(17)		2,200,000	2,189,000

Series 2022B, 0.00%, 3/20/26(1)(8)(16)(17)		4,900,000	4,877,950

Mt. Logan Re, Ltd., Series A-1(6)(8)(17)(18)		8,600	7,901,460

Sussex Capital, Ltd.:

Designated Investment Series 14, 12/21(6)(8)(17)(18)		1,114	1,101,713

Series 14, Preference Shares(6)(8)(17)(18)		7,500	6,521,097

Total Reinsurance Side Cars (identified cost $25,330,000)			$24,405,980

Senior Floating-Rate Loans — 0.4%(19)
Borrower/Description	Principal Amount (000’s omitted)		Value

Argentina — 0.0%(7)

Desa, LLC, Term Loan, 0.188%, 6/30/24(8)(20)		$1,204	$906,940

			$906,940

Mexico — 0.4%

Petroleos Mexicanos, Term Loan, 6/28/24(21)		$8,171	$7,885,015

			$7,885,015

Total Senior Floating-Rate Loans (identified cost $8,936,262)			$8,791,955

Sovereign Government Bonds — 48.8%
Security	Principal Amount (000’s omitted)		Value

Armenia — 0.8%

Republic of Armenia:

3.60%, 2/2/31(9)	USD	5,818	$4,349,327

3.95%, 9/26/29(9)	USD	4,628	3,725,540

7.15%, 3/26/25(9)	USD	8,367	8,254,464

			$16,329,331

Azerbaijan — 0.4%

Republic of Azerbaijan, 3.50%, 9/1/32(9)	USD	9,907	$8,780,349

			$8,780,349

22	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Bahrain — 1.3%

Kingdom of Bahrain:

5.45%, 9/16/32(9)	USD	18,625	$16,820,107

6.00%, 9/19/44(9)	USD	7,172	5,956,245

7.50%, 9/20/47(9)	USD	4,847	4,526,129

			$27,302,481

Barbados — 1.9%

Government of Barbados, 6.50%, 10/1/29(9)	USD	43,780	$42,083,674

			$42,083,674

Benin — 0.9%

Benin Government International Bond, 6.875%, 1/19/52(9)	EUR	23,680	$20,648,004

			$20,648,004

Costa Rica — 0.6%

Costa Rica Government International Bond, 9.66%, 9/30/26(9)	CRC	7,043,600	$12,177,992

			$12,177,992

Croatia — 1.2%

Croatia Government International Bond:

1.125%, 3/4/33(9)	EUR	19,199	$16,497,361

1.75%, 3/4/41(9)	EUR	10,868	9,048,977

			$25,546,338

Dominican Republic — 2.1%

Dominican Republic:

6.00%, 2/22/33(1)	USD	4,823	$4,393,185

6.40%, 6/5/49(9)	USD	19,295	16,423,390

6.50%, 2/15/48(9)	USD	431	372,238

6.85%, 1/27/45(9)	USD	13,951	12,601,857

8.00%, 1/15/27(9)	DOP	128,350	2,116,126

8.00%, 2/12/27(9)	DOP	598,080	9,849,540

			$45,756,336

Ecuador — 0.1%

Republic of Ecuador, 0.50%, 7/31/40(9)	USD	5,728	$2,564,622

			$2,564,622

Egypt — 4.1%

Arab Republic of Egypt:

5.875%, 2/16/31(9)	USD	2,886	$2,120,589

6.375%, 4/11/31(9)	EUR	32,046	25,569,605

Security	Principal Amount (000’s omitted)		Value

Egypt (continued)

Arab Republic of Egypt: (continued)

6.588%, 2/21/28(9)	USD	9,053	$7,561,102

7.053%, 1/15/32(9)	USD	1,982	1,532,393

7.30%, 9/30/33(9)	USD	1,353	1,016,834

7.50%, 2/16/61(9)	USD	34,021	22,857,145

7.60%, 3/1/29(9)	USD	8,373	7,140,076

7.903%, 2/21/48(9)	USD	5,052	3,480,707

8.15%, 11/20/59(9)	USD	2,217	1,545,763

8.50%, 1/31/47(9)	USD	4,487	3,270,529

8.70%, 3/1/49(9)	USD	11,552	8,481,848

8.75%, 9/30/51(9)	USD	4,685	3,450,212

8.875%, 5/29/50(9)	USD	1,823	1,348,838

			$89,375,641

Ethiopia — 0.4%

Ethiopia International Bond, 6.625%, 12/11/24(9)	USD	11,433	$7,941,819

			$7,941,819

Gabon — 1.0%

Gabon Government International Bond, 6.625%, 2/6/31(9)	USD	24,663	$22,359,229

			$22,359,229

Georgia — 0.2%

Georgia Government International Bond, 2.75%, 4/22/26(9)	USD	4,418	$3,807,918

			$3,807,918

Honduras — 2.1%

Honduras Government International Bond:

5.625%, 6/24/30(9)	USD	30,648	$24,257,892

6.25%, 1/19/27(9)	USD	7,427	6,492,696

7.50%, 3/15/24(9)	USD	14,610	14,316,828

			$45,067,416

Iceland — 2.4%

Republic of Iceland:

5.00%, 11/15/28	ISK	2,319,313	$17,572,825

6.50%, 1/24/31	ISK	3,752,922	31,304,753

8.00%, 6/12/25	ISK	323,582	2,673,814

			$51,551,392

23	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Indonesia — 2.2%

Indonesia Government Bond:

6.50%, 2/15/31	IDR	183,603,000	$12,227,957

7.50%, 4/15/40	IDR	516,926,000	36,459,739

			$48,687,696

Iraq — 1.3%

Republic of Iraq:

5.80%, 1/15/28(9)	USD	29,405	$28,490,314

6.752%, 3/9/23(9)	USD	250	250,625

			$28,740,939

Ivory Coast — 1.5%

Ivory Coast Government International Bond:

4.875%, 1/30/32(9)	EUR	7,119	$6,334,471

5.25%, 3/22/30(9)	EUR	16,942	16,068,512

6.625%, 3/22/48(9)	EUR	10,058	8,507,651

6.875%, 10/17/40(9)	EUR	1,643	1,467,401

			$32,378,035

Jordan — 0.3%

Kingdom of Jordan, 7.375%, 10/10/47(9)	USD	7,451	$6,520,594

			$6,520,594

Lebanon — 0.6%

Lebanese Republic:

5.80%, 4/14/20(9)(13)	USD	332	$39,840

6.00%, 1/27/23(9)(13)	USD	1,485	181,913

6.10%, 10/4/22(9)(13)	USD	5,684	695,182

6.15%, 6/19/20(13)	USD	442	54,145

6.20%, 2/26/25(9)(13)	USD	440	53,196

6.25%, 5/27/22(13)	USD	740	89,725

6.25%, 11/4/24(9)(13)	USD	11,108	1,354,676

6.25%, 6/12/25(9)(13)	USD	7,800	955,500

6.375%, 3/9/20(13)	USD	6,504	780,480

6.40%, 5/26/23(13)	USD	11,020	1,308,625

6.65%, 4/22/24(9)(13)	USD	13,568	1,679,447

6.65%, 11/3/28(9)(13)	USD	2,923	349,883

6.85%, 5/25/29(13)	USD	9,378	1,113,637

7.00%, 12/3/24(13)	USD	4,878	591,457

7.00%, 3/20/28(9)(13)	USD	13,884	1,666,080

7.15%, 11/20/31(9)(13)	USD	12,224	1,482,160

8.20%, 5/17/33(13)	USD	4,223	448,694

8.25%, 4/12/21(9)(13)	USD	2,352	291,060

Security	Principal Amount (000’s omitted)		Value

Lebanon (continued)

Lebanese Republic: (continued)

8.25%, 5/17/34(13)	USD	3,507	$410,635

			$13,546,335

Mozambique — 0.3%

Mozambique International Bond, 5.00%, 9/15/31(9)	USD	6,807	$5,946,936

			$5,946,936

New Zealand — 1.2%

New Zealand Government Bond, 2.50%, 9/20/40(9)(22)	NZD	33,967	$25,365,426

			$25,365,426

Oman — 1.6%

Oman Government International Bond:

6.50%, 3/8/47(9)	USD	17,979	$16,505,890

6.75%, 1/17/48(9)	USD	17,019	16,002,115

7.00%, 1/25/51(9)	USD	1,308	1,262,547

			$33,770,552

Pakistan — 0.2%

Islamic Republic of Pakistan, 8.875%, 4/8/51(9)	USD	6,135	$4,411,065

			$4,411,065

Romania — 1.3%

Romania Government International Bond:

2.625%, 12/2/40(9)	EUR	1,710	$1,204,769

2.75%, 4/14/41(9)	EUR	4,109	2,918,636

3.375%, 1/28/50(9)	EUR	9,727	6,974,301

4.625%, 4/3/49(9)	EUR	20,631	18,190,461

			$29,288,167

Serbia — 3.2%

Serbia Treasury Bond:

4.50%, 8/20/32	RSD	4,545,300	$36,293,532

5.875%, 2/8/28	RSD	3,730,890	33,846,270

			$70,139,802

South Africa — 1.8%

Republic of South Africa:

5.875%, 4/20/32	USD	31,282	$29,808,618

7.30%, 4/20/52	USD	10,449	9,810,357

			$39,618,975

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Sri Lanka — 1.2%

Sri Lanka Government International Bond:

5.75%, 4/18/23(9)	USD	4,973	$2,179,013

6.20%, 5/11/27(9)	USD	5,396	2,330,425

6.35%, 6/28/24(9)	USD	3,075	1,326,647

6.75%, 4/18/28(9)	USD	16,667	7,151,643

6.825%, 7/18/26(9)	USD	17,635	7,731,713

6.85%, 3/14/24(9)	USD	6,120	2,631,478

6.85%, 11/3/25(9)	USD	2,052	915,705

7.55%, 3/28/30(9)	USD	600	256,902

7.85%, 3/14/29(9)	USD	3,371	1,453,912

			$25,977,438

Suriname — 3.2%

Republic of Suriname:

9.25%, 10/26/26(9)(13)	USD	80,493	$67,211,655

9.25%, 10/26/26(1)(13)	USD	200	167,000

12.875%, 12/30/23(9)(13)	USD	2,634	2,199,390

			$69,578,045

Thailand — 2.4%

Thailand Government Bond, 1.25%, 3/12/28(9)(22)	THB	1,733,495	$51,966,511

			$51,966,511

Ukraine — 5.0%

Ukraine Government Bond:

1.258%, GDP-Linked, 5/31/40(9)(23)	USD	21,479	$6,306,020

9.79%, 5/26/27(8)	UAH	1,287,962	20,305,707

12.52%, 5/13/26(8)	UAH	1,605,408	25,310,486

15.84%, 2/26/25(8)	UAH	3,386,787	56,446,450

			$108,368,663

Uzbekistan — 0.1%

National Bank of Uzbekistan, 4.85%, 10/21/25(9)	USD	1,236	$1,093,860

Republic of Uzbekistan, 14.50%, 11/25/23(9)	UZS	6,120,000	541,390

			$1,635,250

Zambia — 1.9%

Zambia Government Bond:

11.00%, 1/25/26	ZMW	434,310	$19,033,703

11.00%, 9/20/26	ZMW	18,560	767,394

11.00%, 12/27/26	ZMW	58,770	2,375,727

12.00%, 3/22/28	ZMW	36,400	1,388,827

12.00%, 5/31/28	ZMW	11,710	441,219

12.00%, 11/1/28	ZMW	12,400	452,394

Security	Principal Amount (000’s omitted)		Value

Zambia (continued)

Zambia Government Bond: (continued)

12.00%, 2/21/29	ZMW	46,990	$1,677,356

13.00%, 1/25/31	ZMW	35,620	1,237,862

13.00%, 6/28/31	ZMW	28,040	969,061

13.00%, 9/20/31	ZMW	55,730	1,910,537

13.00%, 12/27/31	ZMW	64,380	2,192,028

14.00%, 12/5/31	ZMW	2,700	97,702

15.00%, 2/16/27	ZMW	20,160	938,347

Zambia Government International Bond, 5.375%, 9/20/22(9)	USD	11,611	8,365,261

			$41,847,418

Total Sovereign Government Bonds (identified cost $1,303,202,083)			$1,059,080,389

Sovereign Loans — 7.4%
Borrower/Description	Principal Amount (000’s omitted)		Value

Ivory Coast — 0.3%

Republic of Ivory Coast, Term Loan, 5.75%, (6 mo. EURIBOR + 5.75%), 1/6/28(5)	EUR	5,655	$6,069,261

			$6,069,261

Kenya — 1.1%

Government of Kenya:

Term Loan, 6.616%, (6 mo. USD LIBOR + 6.45%), 6/29/25(5)	USD	20,885	$20,662,623

Term Loan, 8.422%, (6 mo. USD LIBOR + 6.70%), 10/24/24(5)	USD	2,485	2,446,361

			$23,108,984

Tanzania — 6.0%

Government of the United Republic of Tanzania:

Term Loan, 5.429%, (6 mo. USD LIBOR + 5.20%), 5/23/23(5)	USD	31,436	$31,851,358

Term Loan, 5.526%, (6 mo. USD LIBOR + 5.20%), 6/26/22(5)	USD	7,257	7,431,401

Term Loan, 6.515%, (6 mo. USD LIBOR + 6.30%), 4/28/31(5)	USD	92,880	91,305,498

			$130,588,257

Total Sovereign Loans (identified cost $161,499,493)			$159,766,502

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Government Guaranteed Small Business Administration Loans(24)(25) — 1.0%
Security	Principal Amount (000’s omitted)	Value

1.88%, 10/30/42 to 12/28/42	$7,394	$476,288

2.38%, 11/30/42 to 3/1/43	5,831	501,564

2.56%, 11/15/32 to 4/10/43(26)	32,079	2,661,509

2.63%, 10/27/42 to 3/20/43	5,137	458,252

2.81%, 4/12/27 to 3/10/43(26)	68,089	6,025,982

2.88%, 10/27/42 to 2/13/43	8,414	869,066

3.05%, 2/2/27 to 12/17/43(26)	78,414	7,525,958

3.13%, 10/12/42 to 1/2/43	3,081	352,819

3.63%, 10/27/42 to 3/28/43	20,943	2,784,818

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $28,172,910)		$21,656,256

Warrants — 0.0%(7)
Security	Shares	Value

IRSA Inversiones y Representaciones S.A., Exp. 3/5/26(6)	383,780	$96,425

Total Warrants (identified cost $0)		$96,425

Short-Term Investments — 9.2%

Affiliated Fund — 5.2%
Security	Shares	Value

Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(27)	111,785,737	$111,785,737

Total Affiliated Fund (identified cost $111,785,737)		$111,785,737

Repurchase Agreements — 1.5%
Description	Principal Amount (000’s omitted)	Value

Barclays Bank PLC:

Dated 1/13/22 with an interest rate of 1.50% payable by the Portfolio, collateralized by $3,008,000 Country Garden Holdings Co., Ltd., 7.25%, due 4/8/26 and a market value, including accrued interest, of $2,623,439(28)	$2,610	$2,609,506

Description	Principal Amount (000’s omitted)	Value

Barclays Bank PLC: (continued)

Dated 1/24/22 with an interest rate of 1.50% payable by the Portfolio, collateralized by $1,959,000 Country Garden Holdings Co., Ltd., 3.125%, due 10/22/25 and a market value, including accrued interest, of $1,664,747(28)	$1,663	$1,663,217

Dated 1/24/22 with an interest rate of 1.50% payable by the Portfolio, collateralized by $2,944,000 Country Garden Holdings Co., Ltd., 2.70%, due 7/12/26 and a market value, including accrued interest, of $2,171,965(28)	2,412	2,412,446

JPMorgan Chase Bank, N.A.:

Dated 4/5/22 with an interest rate of 0.15%, collateralized by $4,906,000 Qatar Government International Bond, 4.817%, due 3/14/49 and a market value, including accrued interest, of $5,315,621(28)	6,145	6,145,211

Nomura International PLC:

Dated 3/17/22 with an interest rate of 0.00%, collateralized by $590,000 Corp. Nacional del Cobre de Chile, 4.375%, due 2/5/49 and a market value, including accrued interest, of $586,136(28)	626	626,368

Dated 4/4/22 with an interest rate of 0.00%, collateralized by $14,656,000 Qatar Government International Bond, 4.817%, due 3/14/49 and a market value, including accrued interest, of $15,879,686(28)	18,274	18,274,200

Total Repurchase Agreements (identified cost $31,730,948)		$31,730,948

U.S. Treasury Obligations — 2.5%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill:

0.00%, 5/10/22(29)	$11,870	$11,869,716

0.00%, 5/24/22(29)	43,130	43,122,554

Total U.S. Treasury Obligations (identified cost $54,990,112)		$54,992,270

Total Short-Term Investments (identified cost $198,506,797)		$198,508,955

Total Purchased Options — 0.0%(7) (identified cost $2,514,525)		$379,303

Total Investments — 90.2% (identified cost $2,291,547,631)		$1,955,484,869

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Securities Sold Short — (1.4)%

Common Stocks — (0.4)%
Security		Shares	Value

New Zealand — (0.4)%

a2 Milk Co., Ltd. (The)(6)		(142,600)	$(451,855)

Auckland International Airport, Ltd.(6)		(228,900)	(1,149,765)

Contact Energy, Ltd.		(148,300)	(779,110)

Fisher & Paykel Healthcare Corp., Ltd.		(110,600)	(1,519,879)

Fletcher Building, Ltd.		(156,500)	(623,421)

Infratil, Ltd.		(136,700)	(739,771)

Mainfreight, Ltd.		(16,200)	(847,962)

Meridian Energy, Ltd.		(234,300)	(711,114)

Ryman Healthcare, Ltd.		(77,400)	(458,074)

Spark New Zealand, Ltd.		(354,900)	(1,122,439)

Total Common Stocks (proceeds $9,345,556)			$(8,403,390)

Sovereign Government Bonds — (1.0)%
Security		Principal Amount (000’s omitted)	Value

Qatar — (1.0)%

Qatar Government International Bond, 4.817%, 3/14/49(9)	USD	(19,562)	$(21,072,284)

Total Sovereign Government Bonds (proceeds $25,468,705)			$(21,072,284)

Total Securities Sold Short (proceeds $34,814,261)			$(29,475,674)

Other Assets, Less Liabilities — 11.2%			$241,821,109

Net Assets — 100.0%			$2,167,830,304

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $140,500,923 or 6.5% of the Portfolio’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2022.

(3)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2022.

(5)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2022.

(6)	Non-income producing security.

(7)	Amount is less than 0.05%.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(9)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of these securities is $873,542,614 or 40.3% of the Portfolio’s net assets.

(10)	Step coupon security. Interest rate represents the rate in effect at April 30, 2022.

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at April 30, 2022.

(13)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(14)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(15)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(16)	Quantity held represents principal in USD.

(17)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(18)	Restricted security (see Note 5).

(19)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(20)	Fixed-rate loan.

27	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

(21)	This Senior Loan will settle after April 30, 2022, at which time the interest rate will be determined.

(22)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(23)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(24)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(25)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.

(26)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2022 of all interest only securities comprising the certificate.

(27)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.

(28)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(29)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Call Options — 0.0%(1)

Description	Counterparty	Notional Amount		Spread	Expiration Date	Value

2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	1,221,400,000	1.06%	12/19/22	$253,221

2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	596,500,000	1.09	1/4/23	126,082

Total						$379,303

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

INR	919,300,000	USD	11,998,690	5/2/22	$27,343

INR	4,070,000	USD	53,122	5/2/22	121

INR	923,370,000	USD	12,165,452	5/2/22	(86,177)

NZD	23,478	USD	15,191	5/2/22	(34)

NZD	23,478	USD	15,823	5/2/22	(666)

NZD	7,482,459	USD	4,841,525	5/2/22	(10,850)

NZD	11,400,000	USD	7,376,370	5/2/22	(16,531)

NZD	13,972,238	USD	9,040,737	5/2/22	(20,261)

NZD	5,788,722	USD	3,789,564	5/2/22	(52,365)

NZD	45,976,292	USD	29,748,960	5/2/22	(66,671)

NZD	69,653,889	USD	45,069,549	5/2/22	(101,006)

NZD	70,319,423	USD	45,500,182	5/2/22	(101,971)

NZD	8,183,516	USD	5,515,281	5/2/22	(232,004)

NZD	17,036,468	USD	11,293,475	5/2/22	(294,733)

NZD	11,400,000	USD	7,683,030	5/2/22	(323,191)

NZD	24,495,449	USD	16,508,708	5/2/22	(694,449)

NZD	52,640,899	USD	34,895,652	5/2/22	(910,694)

NZD	45,800,496	USD	30,867,244	5/2/22	(1,298,450)

28	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

NZD	53,458,751	USD	36,090,003	5/2/22	$(1,577,040)

USD	12,141,584	INR	919,300,000	5/2/22	115,551

USD	53,199	INR	4,070,000	5/2/22	(44)

USD	12,051,811	INR	923,370,000	5/2/22	(27,464)

USD	47,391,775	NZD	70,319,423	5/2/22	1,993,564

USD	31,038,595	NZD	45,976,292	5/2/22	1,356,306

USD	45,598,640	NZD	69,653,889	5/2/22	630,097

USD	9,262,196	NZD	13,972,238	5/2/22	241,721

USD	5,051,408	NZD	7,482,459	5/2/22	220,733

USD	7,557,060	NZD	11,400,000	5/2/22	197,221

USD	34,590,485	NZD	53,458,751	5/2/22	77,521

USD	34,061,294	NZD	52,640,899	5/2/22	76,336

USD	29,635,211	NZD	45,800,496	5/2/22	66,416

USD	15,849,780	NZD	24,495,449	5/2/22	35,521

USD	11,023,447	NZD	17,036,468	5/2/22	24,705

USD	7,376,370	NZD	11,400,000	5/2/22	16,531

USD	5,295,144	NZD	8,183,516	5/2/22	11,867

USD	3,745,592	NZD	5,788,722	5/2/22	8,394

USD	15,564	NZD	23,478	5/2/22	406

USD	15,191	NZD	23,478	5/2/22	34

BRL	13,540,000	USD	2,438,322	5/3/22	300,379

BRL	12,400,000	USD	2,223,812	5/3/22	284,304

BRL	12,200,000	USD	2,186,717	5/3/22	280,946

BRL	7,700,000	USD	1,382,942	5/3/22	174,517

BRL	6,987,549	USD	1,266,933	5/3/22	146,421

BRL	300,000	USD	60,987	5/3/22	(307)

BRL	2,187,549	USD	444,705	5/3/22	(2,235)

BRL	2,200,000	USD	447,236	5/3/22	(2,248)

BRL	3,200,000	USD	650,526	5/3/22	(3,270)

BRL	900,000	USD	188,746	5/3/22	(6,705)

BRL	21,700,000	USD	4,411,376	5/3/22	(22,173)

BRL	24,140,000	USD	4,907,402	5/3/22	(24,666)

PHP	2,620	USD	51	5/3/22	(1)

USD	5,121,677	BRL	24,140,000	5/3/22	238,941

USD	4,613,870	BRL	21,700,000	5/3/22	224,667

USD	2,752,536	BRL	13,540,000	5/3/22	13,835

USD	2,520,786	BRL	12,400,000	5/3/22	12,670

USD	2,480,128	BRL	12,200,000	5/3/22	12,466

USD	1,565,327	BRL	7,700,000	5/3/22	7,868

USD	1,420,493	BRL	6,987,549	5/3/22	7,140

USD	182,960	BRL	900,000	5/3/22	920

USD	61,503	BRL	300,000	5/3/22	823

USD	439,003	BRL	2,187,549	5/3/22	(3,467)

USD	641,283	BRL	3,200,000	5/3/22	(5,973)

29	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	438,282	BRL	2,200,000	5/3/22	$(6,706)

NZD	23,478	USD	15,562	5/5/22	(405)

NZD	11,400,000	USD	7,556,296	5/5/22	(196,409)

NZD	13,972,238	USD	9,261,260	5/5/22	(240,725)

NZD	69,653,889	USD	45,268,062	5/5/22	(299,221)

NZD	30,410,753	USD	20,475,560	5/5/22	(842,251)

USD	46,184,458	NZD	69,677,367	5/5/22	1,200,460

USD	19,763,948	NZD	30,410,753	5/5/22	130,639

USD	9,080,557	NZD	13,972,238	5/5/22	60,022

USD	7,408,860	NZD	11,400,000	5/5/22	48,972

RUB	176,513,314	USD	2,263,724	5/6/22	206,625

RUB	167,884,757	USD	2,166,680	5/6/22	182,910

USD	3,109,689	RUB	344,398,071	5/6/22	(1,710,249)

RUB	1,161,742,983	USD	15,001,339	5/11/22	1,141,417

RUB	483,556,840	USD	6,160,132	5/11/22	559,030

RUB	414,477,292	USD	5,283,436	5/11/22	475,846

SGD	36,103,604	USD	26,805,361	5/11/22	(699,702)

USD	4,247,667	RUB	324,946,530	5/11/22	(267,559)

USD	15,593,983	RUB	1,734,830,585	5/11/22	(8,511,993)

USD	26,569,625	SGD	36,103,604	5/11/22	463,967

GBP	7,600,000	USD	9,917,582	5/13/22	(361,100)

RUB	89,720,470	USD	1,160,514	5/13/22	82,627

RUB	19,500,000	USD	251,953	5/13/22	18,233

USD	10,269,728	GBP	7,600,000	5/13/22	713,246

USD	703,835	RUB	53,913,767	5/13/22	(43,178)

USD	674,925	RUB	55,306,703	5/13/22	(91,389)

RUB	324,946,530	USD	4,215,978	5/17/22	260,877

RUB	55,306,703	USD	673,175	5/17/22	88,797

RUB	53,913,767	USD	700,406	5/17/22	42,375

USD	5,651,266	RUB	434,167,000	5/17/22	(330,342)

NOK	60,430,000	USD	6,783,181	5/23/22	(340,218)

USD	20,631,916	ZAR	315,719,901	5/25/22	685,696

PEN	6,200,000	USD	1,643,690	5/27/22	(32,931)

PEN	22,900,000	USD	6,081,530	5/27/22	(132,113)

USD	7,406,896	PEN	27,901,776	5/27/22	158,018

USD	4,427,415	PEN	16,638,224	5/27/22	104,806

USD	33,897,651	PHP	1,756,000,000	5/27/22	474,762

USD	32,218,041	PHP	1,669,700,000	5/27/22	437,747

BRL	7,780,000	USD	1,474,184	6/2/22	84,224

BRL	14,030,000	USD	2,729,572	6/2/22	80,771

BRL	300,000	USD	60,926	6/2/22	(833)

BRL	7,400,000	USD	1,527,253	6/2/22	(44,962)

INR	4,070,000	USD	52,987	6/7/22	(26)

USD	53,309	INR	4,070,000	6/7/22	348

30	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

CLP	767,745,000	USD	939,126	6/8/22	$(45,436)

PEN	13,675,168	USD	3,633,824	6/9/22	(86,606)

PEN	17,340,000	USD	4,607,658	6/9/22	(109,815)

USD	7,227,032	ZAR	111,516,714	6/9/22	193,106

CAD	14,800,000	USD	11,479,453	6/10/22	40,359

COP	20,963,930,000	USD	5,424,451	6/10/22	(161,894)

PEN	24,672,829	USD	6,514,794	6/10/22	(115,622)

USD	23,461,103	INR	1,809,000,000	6/10/22	(71,307)

USD	32,470,301	INR	2,529,547,500	6/10/22	(435,363)

CLP	1,265,000,000	USD	1,541,950	6/15/22	(71,308)

CLP	1,351,855,000	USD	1,661,123	6/15/22	(89,507)

CLP	1,908,000,000	USD	2,339,554	6/15/22	(121,385)

CLP	2,487,800,000	USD	3,050,382	6/15/22	(158,159)

COP	2,062,100,000	USD	533,136	6/15/22	(15,869)

COP	14,045,270,000	USD	3,600,197	6/15/22	(77,017)

EUR	726,204	USD	802,846	6/15/22	(35,230)

EUR	2,140,000	USD	2,365,853	6/15/22	(103,816)

EUR	3,533,000	USD	3,862,470	6/15/22	(127,994)

EUR	3,680,993	USD	4,024,264	6/15/22	(133,355)

EUR	4,588,000	USD	5,015,854	6/15/22	(166,214)

EUR	5,553,000	USD	6,070,845	6/15/22	(201,174)

EUR	8,206,000	USD	8,971,251	6/15/22	(297,287)

EUR	8,208,454	USD	8,973,934	6/15/22	(297,376)

EUR	11,362,000	USD	12,421,563	6/15/22	(411,623)

EUR	57,100,000	USD	63,126,271	6/15/22	(2,770,031)

EUR	60,200,000	USD	66,553,442	6/15/22	(2,920,418)

JPY	8,735,405,667	USD	69,770,106	6/15/22	(2,364,138)

KRW	10,959,200,000	USD	8,951,474	6/15/22	(275,773)

KRW	17,892,793,394	USD	14,502,183	6/15/22	(337,597)

PEN	4,400,000	USD	1,173,928	6/15/22	(33,400)

PEN	19,500,000	USD	5,147,563	6/15/22	(92,951)

PEN	14,500,000	USD	3,860,695	6/15/22	(102,137)

PEN	17,700,000	USD	4,744,267	6/15/22	(156,234)

PEN	34,832,003	USD	9,305,408	6/15/22	(276,573)

USD	87,689,599	EUR	79,318,420	6/15/22	3,847,889

USD	81,477,001	EUR	73,698,901	6/15/22	3,575,275

USD	63,126,271	EUR	57,100,000	6/15/22	2,770,031

USD	61,238,011	EUR	55,392,000	6/15/22	2,687,173

USD	53,735,985	EUR	48,606,146	6/15/22	2,357,978

USD	48,447,359	EUR	43,822,392	6/15/22	2,125,909

USD	39,429,107	EUR	35,665,057	6/15/22	1,730,181

USD	34,402,905	EUR	31,118,674	6/15/22	1,509,627

USD	33,752,103	EUR	30,530,000	6/15/22	1,481,069

USD	25,680,330	EUR	23,228,789	6/15/22	1,126,873

31	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	21,305,964	EUR	19,272,016	6/15/22	$934,923

USD	16,047,587	EUR	14,515,624	6/15/22	704,181

USD	15,759,015	EUR	14,254,600	6/15/22	691,518

USD	12,736,288	EUR	11,520,434	6/15/22	558,878

USD	10,199,124	EUR	9,225,477	6/15/22	447,546

USD	8,395,426	EUR	7,593,967	6/15/22	368,398

USD	385,285	EUR	348,505	6/15/22	16,907

USD	5,174,849	JPY	647,905,033	6/15/22	175,348

USD	12,258,234	KRW	15,141,493,394	6/15/22	271,677

USD	10,152,223	KRW	12,543,000,000	6/15/22	222,728

USD	10,718,085	PEN	40,300,000	6/15/22	271,886

USD	41,554,835	ZAR	614,325,896	6/15/22	2,831,372

USD	17,729,093	ZAR	263,410,000	6/15/22	1,125,288

USD	14,502,106	ZAR	213,500,000	6/15/22	1,044,331

ZAR	68,560,346	USD	4,501,073	6/15/22	(179,435)

ZAR	142,692,000	USD	9,705,618	6/15/22	(711,160)

ZAR	514,528,851	USD	34,997,201	6/15/22	(2,564,352)

ZAR	1,224,799,117	USD	82,849,063	6/15/22	(5,644,987)

IDR	48,016,890,000	USD	3,349,813	6/21/22	(62,434)

IDR	48,017,000,000	USD	3,351,411	6/21/22	(64,024)

IDR	92,190,000,000	USD	6,429,363	6/21/22	(117,762)

IDR	119,143,426,950	USD	8,311,830	6/21/22	(154,916)

IDR	119,142,000,000	USD	8,315,675	6/21/22	(158,859)

IDR	228,747,500,000	USD	15,952,932	6/21/22	(292,198)

IDR	685,685,039,882	USD	47,571,236	6/21/22	(627,200)

USD	49,159,487	IDR	708,577,865,950	6/21/22	648,140

USD	17,206,529	IDR	246,722,698,260	6/21/22	315,159

USD	10,693,740	IDR	153,775,977,320	6/21/22	165,779

USD	6,573,919	IDR	94,598,690,000	6/21/22	97,411

USD	6,505,816	IDR	93,625,200,000	6/21/22	95,957

USD	1,577,439	IDR	22,618,739,234	6/21/22	28,893

USD	7,207,854	ZAR	109,635,058	6/22/22	302,348

USD	9,772,197	ZAR	149,656,315	6/24/22	347,941

USD	12,007,891	INR	922,200,000	6/30/22	36,513

USD	9,439,511	INR	728,600,000	6/30/22	(18,682)

USD	10,652,174	INR	823,200,000	6/30/22	(34,052)

AUD	5,000,000	USD	3,745,197	7/5/22	(208,447)

AUD	7,615,000	USD	5,702,752	7/5/22	(316,281)

AUD	60,745,473	USD	45,491,313	7/5/22	(2,523,002)

BRL	3,200,000	USD	629,314	7/5/22	5,732

BRL	7,390,000	USD	1,507,118	7/5/22	(40,557)

BRL	7,500,000	USD	1,539,567	7/5/22	(51,176)

AUD	3,385,000	USD	2,535,876	7/11/22	(141,277)

AUD	29,230,197	USD	21,897,832	7/11/22	(1,219,959)

32	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

BRL	2,200,000	USD	426,497	8/2/22	$6,394

BRL	2,187,549	USD	427,231	8/2/22	3,210

USD	13,543,490	IDR	195,568,000,220	8/22/22	230,528

USD	13,531,308	IDR	195,568,000,220	8/22/22	218,346

					$2,290,175

Forward Foreign Currency Exchange Contracts (OTC)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	13,682,613	PLN	63,685,723	Citibank, N.A.	5/5/22	$67,735	$—

EUR	9,917,497	PLN	46,093,751	Citibank, N.A.	5/5/22	64,266	—

EUR	3,184,769	PLN	14,823,505	Citibank, N.A.	5/5/22	15,766	—

EUR	1,984,733	PLN	9,395,627	Citibank, N.A.	5/5/22	—	(25,750)

EUR	3,135,922	PLN	14,823,505	Citibank, N.A.	5/5/22	—	(35,768)

EUR	8,526,941	PLN	40,366,114	Citibank, N.A.	5/5/22	—	(110,628)

EUR	13,472,757	PLN	63,685,724	Citibank, N.A.	5/5/22	—	(153,670)

EUR	6,260,911	PLN	28,727,565	Standard Chartered Bank	5/5/22	124,360	—

EUR	1,481,620	PLN	6,706,000	Standard Chartered Bank	5/5/22	50,245	—

EUR	1,855,821	PLN	8,703,065	Standard Chartered Bank	5/5/22	—	(5,510)

EUR	1,480,402	PLN	6,983,353	Standard Chartered Bank	5/5/22	—	(13,612)

EUR	7,973,102	PLN	37,390,683	Standard Chartered Bank	5/5/22	—	(23,672)

EUR	6,360,202	PLN	30,002,343	Standard Chartered Bank	5/5/22	—	(58,482)

EUR	8,861,635	PLN	42,900,000	Standard Chartered Bank	5/5/22	—	(329,174)

EUR	4,700,232	PLN	22,235,257	UBS AG	5/5/22	—	(57,505)

EUR	20,193,450	PLN	95,528,586	UBS AG	5/5/22	—	(247,055)

PLN	128,334,368	EUR	27,371,844	Bank of America, N.A.	5/5/22	74,790	—

PLN	128,334,433	EUR	27,388,214	Bank of America, N.A.	5/5/22	57,533	—

PLN	29,063,665	EUR	6,275,807	Citibank, N.A.	5/5/22	—	(64,250)

PLN	37,576,026	EUR	8,060,485	Standard Chartered Bank	5/5/22	—	(26,705)

PLN	13,000,000	EUR	2,819,037	Standard Chartered Bank	5/5/22	—	(41,300)

PLN	12,300,000	EUR	2,682,643	Standard Chartered Bank	5/5/22	—	(55,324)

PLN	16,100,000	EUR	3,509,104	Standard Chartered Bank	5/5/22	—	(69,966)

PLN	84,401,000	EUR	18,383,211	Standard Chartered Bank	5/5/22	—	(353,532)

PLN	29,063,666	EUR	6,225,644	UBS AG	5/5/22	—	(11,326)

PLN	35,979,123	EUR	7,706,710	UBS AG	5/5/22	—	(13,732)

PLN	17,898,520	EUR	3,852,184	UBS AG	5/5/22	—	(26,170)

USD	816,987	ZMW	14,215,573	ICBC Standard Bank PLC	5/5/22	—	(17,706)

EUR	109,699	USD	118,566	Citibank, N.A.	5/6/22	—	(2,825)

EUR	5,476,089	USD	5,961,178	Deutsche Bank AG	5/6/22	—	(183,507)

EUR	443,145	USD	482,551	HSBC Bank USA, N.A.	5/6/22	—	(15,000)

EUR	1,686,447	USD	1,825,300	UBS AG	5/6/22	—	(45,977)

EUR	4,250,000	USD	4,623,792	UBS AG	5/6/22	—	(139,734)

33	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	784,902	EUR	726,204	Citibank, N.A.	5/6/22	$18,704	$—

USD	1,325,782	EUR	1,218,267	State Street Bank and Trust Company	5/6/22	40,423	—

UZS	9,098,627,000	USD	796,379	ICBC Standard Bank PLC	5/6/22	16,694	—

EGP	212,500,000	USD	11,491,331	BNP Paribas	5/9/22	1,367	—

EGP	212,500,000	USD	13,235,752	Goldman Sachs International	5/9/22	—	(1,743,053)

MYR	52,560,420	USD	12,539,166	Goldman Sachs International	5/9/22	—	(447,574)

THB	408,439,377	USD	11,873,733	Standard Chartered Bank	5/9/22	51,803	—

THB	379,250,000	USD	11,034,472	Standard Chartered Bank	5/9/22	38,798	—

USD	12,925,869	EGP	212,500,000	BNP Paribas	5/9/22	1,433,171	—

USD	11,491,332	EGP	212,500,000	Goldman Sachs International	5/9/22	—	(1,367)

USD	12,066,212	MYR	52,560,420	Barclays Bank PLC	5/9/22	—	(25,379)

USD	42,740,994	THB	1,432,772,146	Standard Chartered Bank	5/9/22	907,184	—

USD	6,361,576	THB	213,331,000	Standard Chartered Bank	5/9/22	132,778	—

USD	2,811,572	TRY	42,398,561	Standard Chartered Bank	5/9/22	—	(38,046)

NZD	11,400,000	USD	7,408,712	Citibank, N.A.	5/10/22	—	(48,702)

NZD	13,972,238	USD	9,080,376	Citibank, N.A.	5/10/22	—	(59,691)

NZD	30,410,753	USD	19,763,553	Citibank, N.A.	5/10/22	—	(129,918)

UGX	34,825,000,000	USD	9,128,440	Standard Chartered Bank	5/10/22	654,234	—

USD	45,267,157	NZD	69,653,889	Citibank, N.A.	5/10/22	297,570	—

CZK	214,532,855	EUR	8,701,965	Citibank, N.A.	5/11/22	5,505	—

CZK	168,313,867	EUR	6,838,244	Citibank, N.A.	5/11/22	—	(7,322)

EUR	3,135,315	HUF	1,183,611,646	Standard Chartered Bank	5/11/22	10,852	—

EUR	13,239,712	HUF	5,055,288,354	Standard Chartered Bank	5/11/22	—	(113,457)

HUF	6,238,900,000	EUR	17,483,256	Standard Chartered Bank	5/11/22	—	(1,066,888)

KES	235,200,000	USD	2,078,106	Standard Chartered Bank	5/11/22	—	(49,273)

USD	2,013,699	KES	235,200,000	Standard Chartered Bank	5/11/22	—	(15,134)

JPY	1,249,152,000	USD	10,000,000	Citibank, N.A.	5/13/22	—	(372,365)

USD	20,481,642	ZAR	315,067,935	Bank of America, N.A.	5/13/22	550,917	—

EUR	1,407,368	HUF	535,700,000	Standard Chartered Bank	5/16/22	—	(6,046)

HUF	535,700,000	EUR	1,498,740	Standard Chartered Bank	5/16/22	—	(90,398)

USD	9,284,885	TRY	138,902,988	Standard Chartered Bank	5/16/22	—	(6,619)

CZK	201,976,639	EUR	8,203,819	Citibank, N.A.	5/18/22	—	(16,391)

CZK	201,976,639	EUR	8,183,437	UBS AG	5/18/22	5,125	—

KES	257,553,000	USD	2,264,202	ICBC Standard Bank PLC	5/18/22	—	(45,739)

USD	64,933,456	CNH	413,980,000	UBS AG	5/18/22	2,680,558	—

USD	2,177,118	KES	257,553,000	Standard Chartered Bank	5/18/22	—	(41,346)

KES	460,000,000	USD	4,031,551	Standard Chartered Bank	5/20/22	—	(70,910)

USD	3,928,602	KES	460,000,000	Standard Chartered Bank	5/20/22	—	(32,039)

CZK	265,100,000	EUR	10,741,491	Goldman Sachs International	5/23/22	—	(2,967)

EUR	7,363,573	HUF	2,783,879,859	Bank of America, N.A.	5/23/22	31,106	—

EUR	6,493,048	HUF	2,454,291,139	Bank of America, N.A.	5/23/22	28,756	—

EUR	10,849,487	HUF	4,146,872,640	Goldman Sachs International	5/23/22	—	(79,630)

EUR	13,923,900	HUF	5,238,170,999	UBS AG	5/23/22	130,895	—

HUF	5,238,170,998	EUR	14,513,261	Bank of America, N.A.	5/23/22	—	(753,158)

HUF	4,146,872,640	EUR	11,485,712	Goldman Sachs International	5/23/22	—	(592,112)

34	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

HUF	5,238,170,999	EUR	14,512,891	UBS AG	5/23/22	$—	$(752,768)

UGX	68,235,820,000	USD	19,226,774	Standard Chartered Bank	5/25/22	—	(102,881)

MYR	40,000,000	USD	9,475,305	Barclays Bank PLC	6/1/22	—	(261,810)

MYR	36,764,000	USD	8,724,252	Credit Agricole Corporate and Investment Bank	6/1/22	—	(256,130)

MYR	40,000,000	USD	9,487,666	Goldman Sachs International	6/1/22	—	(274,171)

USD	26,750,057	MYR	116,764,000	Barclays Bank PLC	6/1/22	—	(145,055)

EGP	201,657,500	USD	12,471,088	Bank of America, N.A.	6/2/22	—	(1,737,812)

EUR	4,577,107	HUF	1,722,750,000	Citibank, N.A.	6/2/22	49,407	—

USD	12,221,667	EGP	201,657,500	Bank of America, N.A.	6/2/22	1,488,390	—

EUR	1,705,444	PLN	8,253,000	Standard Chartered Bank	6/3/22	—	(53,586)

PLN	8,253,000	EUR	1,763,209	Standard Chartered Bank	6/3/22	—	(7,433)

KES	467,765,000	USD	4,087,069	Standard Chartered Bank	6/6/22	—	(73,543)

USD	3,965,791	KES	467,765,000	Standard Chartered Bank	6/6/22	—	(47,735)

CZK	9,600,000	EUR	369,708	Citibank, N.A.	6/7/22	19,256	—

CZK	99,900,000	EUR	3,810,897	Standard Chartered Bank	6/7/22	238,820	—

CZK	66,409,600	EUR	2,557,993	Standard Chartered Bank	6/7/22	132,705	—

CZK	9,000,000	EUR	346,163	Standard Chartered Bank	6/7/22	18,516	—

EUR	1,761,070	PLN	8,253,000	Standard Chartered Bank	6/8/22	6,907	—

KES	231,620,000	USD	2,026,422	Goldman Sachs International	6/8/22	—	(40,280)

KES	467,340,000	USD	4,086,926	Standard Chartered Bank	6/8/22	—	(79,486)

PLN	8,253,000	EUR	1,705,010	Standard Chartered Bank	6/8/22	52,327	—

USD	1,963,214	KES	231,620,000	Goldman Sachs International	6/8/22	—	(22,927)

USD	3,967,233	KES	467,340,000	Standard Chartered Bank	6/8/22	—	(40,208)

EUR	563,483	HUF	213,647,571	Citibank, N.A.	6/10/22	2,633	—

EUR	5,595,507	HUF	2,145,288,749	Citibank, N.A.	6/10/22	—	(39,678)

EUR	6,783,869	HUF	2,544,650,342	UBS AG	6/10/22	107,976	—

EUR	4,959,391	HUF	1,902,042,138	UBS AG	6/10/22	—	(36,935)

HUF	4,081,686,320	EUR	10,635,740	Citibank, N.A.	6/10/22	86,513	—

HUF	4,446,692,480	EUR	11,555,190	UBS AG	6/10/22	127,699	—

UGX	35,147,800,000	USD	9,298,360	Standard Chartered Bank	6/13/22	522,933	—

CZK	86,962,009	EUR	3,535,027	Citibank, N.A.	6/14/22	—	(26,346)

CZK	114,891,308	EUR	4,667,777	Citibank, N.A.	6/14/22	—	(32,077)

CZK	144,936,683	EUR	5,884,886	Goldman Sachs International	6/14/22	—	(36,696)

CZK	150,222,454	EUR	6,105,028	Goldman Sachs International	6/14/22	—	(43,871)

CZK	164,177,546	EUR	6,671,522	Goldman Sachs International	6/14/22	—	(47,270)

CZK	596,510,000	EUR	24,139,403	Goldman Sachs International	6/14/22	—	(65,642)

UGX	27,003,110,000	USD	7,288,289	Standard Chartered Bank	6/15/22	254,567	—

USD	11,033,292	THB	379,250,000	Standard Chartered Bank	6/15/22	—	(46,254)

USD	11,872,427	THB	408,439,377	Standard Chartered Bank	6/15/22	—	(59,869)

USD	5,803,508	TRY	95,902,966	Bank of America, N.A.	6/15/22	—	(461,685)

USD	4,291,443	TRY	64,822,757	Standard Chartered Bank	6/15/22	56,672	—

USD	1,339,462	TRY	20,400,000	Standard Chartered Bank	6/15/22	6,761	—

USD	1,190,882	TRY	18,134,663	Standard Chartered Bank	6/15/22	6,173	—

USD	759,162	TRY	11,600,000	Standard Chartered Bank	6/15/22	1,352	—

USD	1,442,116	TRY	22,460,392	Standard Chartered Bank	6/15/22	—	(25,186)

35	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	2,884,233	TRY	44,938,724	Standard Chartered Bank	6/15/22	$—	$(51,545)

USD	6,458,552	TRY	103,434,543	Standard Chartered Bank	6/15/22	—	(298,667)

USD	6,425,813	TRY	106,315,924	Standard Chartered Bank	6/15/22	—	(519,643)

USD	10,281,300	TRY	169,796,007	Standard Chartered Bank	6/15/22	—	(811,211)

USD	12,786,960	TRY	210,475,040	Standard Chartered Bank	6/15/22	—	(963,050)

UGX	29,524,990,000	USD	8,001,352	Standard Chartered Bank	6/16/22	244,537	—

EUR	6,444,345	PLN	30,500,000	Bank of America, N.A.	6/17/22	—	(30,301)

EUR	27,182,380	PLN	128,334,433	Bank of America, N.A.	6/17/22	—	(57,091)

EUR	27,166,434	PLN	128,334,368	Bank of America, N.A.	6/17/22	—	(73,935)

UGX	36,563,109,603	USD	9,683,027	ICBC Standard Bank PLC	6/21/22	519,784	—

UGX	17,415,100,000	USD	4,597,439	Standard Chartered Bank	6/23/22	260,525	—

USD	84,390,094	CNH	541,000,000	Citibank, N.A.	6/23/22	3,218,666	—

USD	67,061,474	CNH	430,139,000	BNP Paribas	6/27/22	2,536,933	—

EGP	137,107,250	USD	7,324,105	Goldman Sachs International	6/28/22	—	(112,323)

EGP	130,359,701	USD	7,012,356	Goldman Sachs International	6/28/22	—	(155,492)

EGP	135,700,131	USD	7,295,706	Standard Chartered Bank	6/28/22	—	(157,938)

CZK	219,615,000	EUR	8,840,023	Citibank, N.A.	6/30/22	1,415	—

CZK	219,615,000	EUR	8,842,130	Citibank, N.A.	6/30/22	—	(814)

EGP	185,025,480	USD	9,873,291	Standard Chartered Bank	6/30/22	—	(148,384)

EGP	176,356,396	USD	9,537,934	UBS AG	6/30/22	—	(268,672)

UGX	18,421,960,000	USD	4,841,514	JPMorgan Chase Bank, N.A.	7/5/22	286,809	—

UGX	35,766,460,000	USD	9,399,858	Standard Chartered Bank	7/5/22	556,843	—

UGX	57,448,570,397	USD	15,078,365	Goldman Sachs International	7/6/22	909,568	—

KZT	973,745,667	USD	2,068,499	Citibank, N.A.	7/29/22	45,004	—

KZT	692,946,997	USD	1,477,499	Citibank, N.A.	7/29/22	26,534	—

KZT	685,559,501	USD	1,477,499	Citibank, N.A.	7/29/22	10,499	—

KZT	685,559,501	USD	1,477,499	Citibank, N.A.	8/3/22	7,655	—

KZT	558,510,986	USD	1,216,800	JPMorgan Chase Bank, N.A.	8/3/22	—	(6,876)

ZMW	36,540,000	USD	1,638,565	JPMorgan Chase Bank, N.A.	8/18/22	441,084	—

ZMW	26,675,000	USD	1,310,811	JPMorgan Chase Bank, N.A.	8/25/22	203,475	—

OMR	7,500,000	USD	18,796,992	BNP Paribas	8/29/22	678,336	—

USD	23,292,293	OMR	9,293,625	BNP Paribas	8/29/22	—	(840,561)

EGP	89,237,029	USD	4,699,159	BNP Paribas	9/28/22	—	(168,011)

EGP	146,100,168	USD	7,649,223	Goldman Sachs International	9/28/22	—	(230,761)

EGP	228,902,488	USD	12,090,133	Goldman Sachs International	9/28/22	—	(467,254)

USD	12,483,846	OMR	4,830,000	Standard Chartered Bank	10/27/22	—	(57,535)

USD	12,923,236	OMR	5,000,000	Standard Chartered Bank	10/27/22	—	(59,560)

AED	72,500,000	USD	19,732,344	Standard Chartered Bank	12/12/22	12,843	—

AED	173,933,000	USD	47,373,825	Standard Chartered Bank	12/12/22	—	(3,623)

USD	33,420,810	AED	123,212,500	Standard Chartered Bank	12/12/22	—	(135,796)

USD	33,420,899	AED	123,220,500	Standard Chartered Bank	12/12/22	—	(137,885)

USD	29,801,366	OMR	11,800,000	BNP Paribas	12/14/22	—	(835,520)

AED	215,000,000	USD	58,551,039	BNP Paribas	3/1/23	3,944	—

USD	58,402,155	AED	215,000,000	BNP Paribas	3/1/23	—	(152,828)

AED	28,500,000	USD	7,761,966	BNP Paribas	3/6/23	—	(33)

36	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	81,979,737	AED	301,839,143	BNP Paribas	3/6/23	$—	$(225,718)

USD	30,000,000	AED	110,456,400	BNP Paribas	3/13/23	—	(82,610)

USD	109,556,452	AED	403,354,537	BNP Paribas	3/13/23	—	(296,459)

USD	12,664,006	SAR	47,604,000	Standard Chartered Bank	3/13/23	—	(4,255)

USD	26,361,023	SAR	99,041,000	Standard Chartered Bank	3/14/23	4,560	—

AED	540,959,063	USD	147,328,031	Standard Chartered Bank	3/15/23	1,190	—

USD	146,927,879	AED	540,959,063	Standard Chartered Bank	3/15/23	—	(401,343)

USD	20,104,768	BHD	7,651,000	Standard Chartered Bank	3/15/23	—	(121,139)

USD	22,725,930	OMR	8,900,000	Standard Chartered Bank	3/15/23	—	(375,514)

USD	15,256,481	BHD	5,771,878	Standard Chartered Bank	3/16/23	—	(1,699)

USD	9,511,645	AED	35,000,000	BNP Paribas	6/21/23	—	(19,445)

USD	9,036,785	SAR	34,000,000	Standard Chartered Bank	7/13/23	—	(6,949)

USD	36,694,600	OMR	14,300,000	Standard Chartered Bank	8/23/23	—	(406,157)

USD	48,448,681	OMR	18,858,800	Standard Chartered Bank	11/6/23	—	(471,890)

USD	28,368,794	OMR	11,000,000	Standard Chartered Bank	2/22/24	—	(159,147)

USD	26,205,980	SAR	98,600,000	Standard Chartered Bank	3/14/24	6,601	—

USD	17,099,396	BHD	6,518,000	Standard Chartered Bank	3/15/24	—	(71,790)

USD	12,408,845	BHD	4,730,872	Standard Chartered Bank	3/18/24	—	(53,934)

USD	26,650,006	OMR	10,530,750	Standard Chartered Bank	8/29/24	—	(689,360)

						$20,647,547	$(22,933,456)

Non-Deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

5/5/22	COP	22,431,800	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	$5,667,458	$(133,554)

5/19/22	COP	63,301,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	15,993,355	(53,594)

5/19/22	COP	27,188,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	6,869,126	(23,018)

5/20/22	COP	21,465,880	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	5,423,416	(85,842)

5/20/22	COP	115,547,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	29,193,279	(85,098)

5/23/22	COP	66,792,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	16,875,215	(64,278)

5/24/22	COP	57,441,200	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	14,512,683	(64,654)

5/26/22	COP	69,263,320	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	17,499,576	(133,259)

5/26/22	COP	29,239,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,387,468	13,453

5/30/22	COP	67,019,600	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	16,932,693	212,167

37	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts* (continued)

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

5/30/22	COP	20,311,040	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	$5,131,642	$(20,316)

6/9/22	COP	33,396,060	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,437,610	(211,514)

6/13/22	COP	80,203,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	20,263,669	(466,368)

6/16/22	COP	68,623,300	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	17,337,873	(189,971)

6/17/22	COP	81,564,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	20,607,377	(294,500)

6/21/22	COP	40,781,000	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	10,303,436	(103,642)

6/24/22	COP	74,765,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	18,889,591	(108,823)

6/28/22	COP	100,529,300	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	25,399,015	51

7/1/22	COP	102,136,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	25,804,977	—

						$(1,812,760)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Commodity Futures

Brent Crude	132	Long	5/31/22	$14,142,480	$853,756

Equity Futures

SGX CNX Nifty Index	(522)	Short	5/26/22	(17,730,383)	29,644

Interest Rate Futures

Euro-Bobl	(2)	Short	6/8/22	(268,337)	(550)

U.S. 5-Year Treasury Note	(330)	Short	6/30/22	(37,181,719)	622,390

U.S. 10-Year Treasury Note	(760)	Short	6/21/22	(90,558,750)	1,025,693

U.S. Long Treasury Bond	(21)	Short	6/21/22	(2,954,438)	19,790

U.S. Ultra-Long Treasury Bond	(437)	Short	6/21/22	(70,111,187)	5,699,139

					$8,249,862

38	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	11,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$1,698,816

EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	1,684,916

EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	1,684,916

EUR	11,410	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	1,878,397

EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(2,226,050)

EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(2,231,149)

EUR	11,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(2,246,472)

EUR	11,410	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(2,606,246)

EUR	4,350	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.10% (pays upon termination)	3/12/50	(2,737,857)

USD	18,215	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.98% (pays upon termination)	12/2/26	(1,004,921)

USD	42,510	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.90% (pays upon termination)	1/11/27	(2,093,663)

USD	42,520	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.89% (pays upon termination)	1/12/27	(2,095,678)

USD	51,550	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(3,138,099)

USD	18,160	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(1,120,331)

USD	34,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	2,323,601

USD	17,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	1,163,314

USD	18,140	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	1,415,479

USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	835,624

							$(8,815,403)

39	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

AUD	347,130	Pays	6-month AUD Bank Bill (pays semi-annually)	1.58% (pays semi-annually)	1/17/24	$(4,967,395)	$—	$(4,967,395)

CAD	190,420	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.19% (pays semi-annually)	1/18/24	(1,888,310)	—	(1,888,310)

CAD	128,330	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.19% (pays semi-annually)	1/18/24	(1,269,704)	—	(1,269,704)

CLP	5,032,380	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.48% (pays semi-annually)	3/29/32	77,170	—	77,170

CLP	3,302,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	(30,251)	—	(30,251)

CLP	10,143,370	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	41,536	—	41,536

CLP	7,639,960	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.51% (pays semi-annually)	4/14/32	137,498	—	137,498

CLP	1,945,360	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.40% (pays semi-annually)	4/20/32	16,984	—	16,984

CLP	9,903,610	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.38% (pays semi-annually)	4/22/32	69,481	—	69,481

CNY	111,257	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.63% (pays quarterly)	11/1/26	123,224	—	123,224

CNY	229,058	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.63% (pays quarterly)	11/1/26	253,696	—	253,696

CNY	91,623	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	105,979	—	105,979

CNY	130,890	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	151,399	—	151,399

CNY	222,514	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	250,092	—	250,092

CNY	307,658	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	345,789	—	345,789

CNY	315,167	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.26% (pays quarterly)	2/7/27	(446,119)	—	(446,119)

CNY	113,460	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.26% (pays quarterly)	2/8/27	(159,030)	—	(159,030)

CNY	72,173	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.27% (pays quarterly)	2/8/27	(98,678)	—	(98,678)

40	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	86,746,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	$2,892,035	$—	$2,892,035

COP	15,180,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.85% (pays quarterly)	5/6/25	504,804	—	504,804

COP	100,029,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.70% (pays quarterly)	5/7/25	3,441,573	—	3,441,573

COP	11,171,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.49% (pays quarterly)	5/13/25	403,167	—	403,167

COP	11,171,850	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.54% (pays quarterly)	5/14/25	399,418	—	399,418

COP	40,662,300	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(1,579,321)	—	(1,579,321)

COP	61,940,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(2,377,543)	—	(2,377,543)

COP	85,106,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	(3,224,768)	—	(3,224,768)

COP	41,729,700	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(1,551,167)	—	(1,551,167)

COP	14,659,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	576,170	—	576,170

COP	14,659,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	560,398	—	560,398

COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	1,094,112	—	1,094,112

COP	6,351,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	236,207	—	236,207

COP	14,924,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	550,430	—	550,430

COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	1,077,127	—	1,077,127

COP	20,326,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	740,842	—	740,842

COP	31,578,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	1,136,577	—	1,136,577

COP	17,793,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	634,518	—	634,518

41	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	$1,045,583	$—	$1,045,583

COP	6,192,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	220,561	—	220,561

COP	25,880,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.25% (pays quarterly)	11/26/25	912,225	—	912,225

COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	1,026,171	—	1,026,171

COP	15,771,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	543,646	—	543,646

COP	27,035,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.53% (pays quarterly)	11/26/25	890,494	—	890,494

COP	15,877,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.55% (pays quarterly)	11/26/25	520,869	—	520,869

COP	7,859,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	245,792	—	245,792

COP	66,784,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	2,091,451	—	2,091,451

COP	33,040,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	1,019,669	—	1,019,669

COP	66,784,856	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	2,061,054	—	2,061,054

COP	33,392,440	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.81% (pays quarterly)	11/26/25	1,023,618	—	1,023,618

COP	57,435,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.86% (pays quarterly)	11/26/25	1,734,766	—	1,734,766

COP	31,722,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.90% (pays quarterly)	11/26/25	948,809	—	948,809

COP	27,035,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(632,970)	—	(632,970)

COP	40,836,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.00% (pays quarterly)	11/26/25	871,871	—	871,871

COP	115,701,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.05% (pays quarterly)	11/26/25	2,423,006	—	2,423,006

COP	35,344,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.06% (pays quarterly)	11/26/25	737,951	—	737,951

42	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	74,865,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.09% (pays quarterly)	11/26/25	$1,546,942	$—	$1,546,942

COP	28,925,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.12% (pays quarterly)	11/26/25	590,291	—	590,291

COP	36,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.14% (pays quarterly)	11/26/25	738,792	—	738,792

COP	37,433,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.18% (pays quarterly)	11/26/25	747,743	—	747,743

COP	76,566,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.25% (pays quarterly)	11/26/25	1,484,330	—	1,484,330

COP	149,705,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.03% (pays quarterly)	11/26/25	1,832,449	—	1,832,449

COP	69,316,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	2,568,553	—	2,568,553

COP	36,071,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	1,304,469	—	1,304,469

COP	38,614,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	1,372,733	—	1,372,733

COP	11,441,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	520,705	—	520,705

COP	8,172,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	370,938	—	370,938

CZK	392,533	Receives	6-month CZK PRIBOR (pays semi-annually)	5.36% (pays annually)	3/25/24	99,046	—	99,046

CZK	392,533	Receives	6-month CZK PRIBOR (pays semi-annually)	5.43% (pays annually)	3/25/24	78,323	—	78,323

CZK	440,460	Receives	6-month CZK PRIBOR (pays semi-annually)	5.60% (pays annually)	3/28/24	28,189	—	28,189

CZK	768,046	Receives	6-month CZK PRIBOR (pays semi-annually)	5.54% (pays annually)	3/30/24	99,452	—	99,452

CZK	626,545	Receives	6-month CZK PRIBOR (pays semi-annually)	5.56% (pays annually)	3/30/24	69,562	—	69,562

CZK	768,046	Receives	6-month CZK PRIBOR (pays semi-annually)	5.60% (pays annually)	3/30/24	60,341	—	60,341

EUR	12,416	Receives	1-day Euro Short-Term Rate (pays annually)	0.78% (pays annually)	4/7/27	195,366	—	195,366

EUR	12,416	Receives	1-day Euro Short-Term Rate (pays annually)	0.98% (pays annually)	4/13/27	68,902	—	68,902

EUR	17,300	Receives	1-day Euro Short-Term Rate (pays annually)	(0.03)% (pays annually)	11/9/31	2,275,541	—	2,275,541

43	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

EUR	19,650	Receives	6-month EURIBOR (pays semi-annually)	0.81% (pays annually)	2/22/32	$1,687,165	$—	$1,687,165

EUR	19,650	Receives	6-month EURIBOR (pays semi-annually)	0.80% (pays annually)	2/23/32	1,706,084	—	1,706,084

EUR	23,900	Receives	1-day Euro Short-Term Rate (pays annually)	0.78% (pays annually)	3/17/32	1,432,827	—	1,432,827

EUR	24,172	Receives	1-day Euro Short-Term Rate (pays annually)	0.81% (pays annually)	3/18/32	1,357,212	—	1,357,212

EUR	9,074	Receives	1-day Euro Short-Term Rate (pays annually)	0.98% (pays annually)	4/7/32	367,196	—	367,196

EUR	9,074	Receives	1-day Euro Short-Term Rate (pays annually)	1.19% (pays annually)	4/13/32	177,163	—	177,163

EUR	10,000	Receives	1-day Euro Short-Term Rate (pays annually)	0.82% (pays annually)	3/17/52	1,498,995	—	1,498,995

EUR	10,000	Receives	1-day Euro Short-Term Rate (pays annually)	0.86% (pays annually)	3/18/52	1,418,251	—	1,418,251

EUR	11,171	Receives	1-day Euro Short-Term Rate (pays annually)	0.87% (pays annually)	3/18/52	1,545,551	—	1,545,551

EUR	4,270	Receives	1-day Euro Short-Term Rate (pays annually)	1.29% (pays annually)	4/20/52	133,974	33	134,007

JPY	1,534,582	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	711,151	—	711,151

JPY	1,613,311	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	762,629	—	762,629

JPY	1,952,107	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	912,474	—	912,474

KRW	280,598,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(2,916,343)	—	(2,916,343)

KRW	192,943,700	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(2,003,972)	—	(2,003,972)

KRW	122,458,300	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.77% (pays quarterly)	10/5/23	(1,261,223)	—	(1,261,223)

KRW	20,704,100	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.65% (pays quarterly)	7/19/31	(1,790,004)	—	(1,790,004)

NZD	190,540	Pays	3-month NZD Bank Bill (pays quarterly)	2.69% (pays semi-annually)	1/18/24	(1,863,702)	—	(1,863,702)

NZD	186,090	Pays	3-month NZD Bank Bill (pays quarterly)	2.71% (pays semi-annually)	1/18/24	(1,797,314)	—	(1,797,314)

44	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

NZD	27,000	Pays	3-month NZD Bank Bill (pays quarterly)	2.09% (pays semi-annually)	9/23/31	$(2,504,041)	$—	$(2,504,041)

PLN	54,770	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/14/26	1,714,291	—	1,714,291

PLN	163,380	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/15/26	5,115,835	—	5,115,835

PLN	85,600	Receives	6-month PLN WIBOR (pays semi-annually)	3.39% (pays annually)	12/15/26	2,206,734	—	2,206,734

PLN	71,350	Receives	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	10/4/31	3,936,014	—	3,936,014

PLN	28,070	Receives	6-month PLN WIBOR (pays semi-annually)	2.32% (pays annually)	10/5/31	1,527,327	—	1,527,327

PLN	28,720	Receives	6-month PLN WIBOR (pays semi-annually)	2.32% (pays annually)	10/5/31	1,562,694	—	1,562,694

PLN	60,940	Receives	6-month PLN WIBOR (pays semi-annually)	2.68% (pays annually)	10/22/31	2,977,913	—	2,977,913

PLN	29,830	Receives	6-month PLN WIBOR (pays semi-annually)	2.67% (pays annually)	10/25/31	1,462,080	—	1,462,080

PLN	44,420	Receives	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	10/25/31	2,131,398	—	2,131,398

TWD	653,926	Receives	3-month TWD TAIBOR (pays quarterly)	0.87% (pays quarterly)	11/2/26	791,826	—	791,826

TWD	1,307,851	Receives	3-month TWD TAIBOR (pays quarterly)	0.87% (pays quarterly)	11/2/26	1,583,651	—	1,583,651

TWD	1,307,851	Receives	3-month TWD TAIBOR (pays quarterly)	0.88% (pays quarterly)	11/2/26	1,563,911	—	1,563,911

TWD	1,307,851	Receives	3-month TWD TAIBOR (pays quarterly)	0.88% (pays quarterly)	11/2/26	1,559,962	—	1,559,962

TWD	1,752,521	Receives	3-month TWD TAIBOR (pays quarterly)	0.89% (pays quarterly)	11/2/26	2,069,188	—	2,069,188

TWD	1,260,030	Receives	3-month TWD TAIBOR (pays quarterly)	0.95% (pays quarterly)	2/8/27	1,455,805	—	1,455,805

TWD	423,055	Receives	3-month TWD TAIBOR (pays quarterly)	1.00% (pays quarterly)	2/9/27	453,259	—	453,259

TWD	630,015	Receives	3-month TWD TAIBOR (pays quarterly)	1.00% (pays quarterly)	2/9/27	678,013	—	678,013

USD	10,300	Receives	SOFR (pays annually)	1.21% (pays annually)	11/29/26	637,124	—	637,124

USD	24,050	Receives	SOFR (pays annually)	1.39% (pays annually)	1/12/27	1,358,015	—	1,358,015

USD	24,200	Receives	SOFR (pays annually)	1.39% (pays annually)	1/13/27	1,372,220	—	1,372,220

USD	48,150	Receives	SOFR (pays annually)	1.33% (pays annually)	1/18/27	2,878,772	—	2,878,772

USD	5,458	Pays	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	(273,127)	(5,398)	(278,525)

USD	82,372	Receives	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	4,123,224	86,373	4,209,597

USD	50,000	Receives	SOFR (pays annually)	1.87% (pays annually)	3/17/27	1,899,143	—	1,899,143

45	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	55,850	Receives	SOFR (pays annually)	1.87% (pays annually)	3/17/27	$2,134,460	$—	$2,134,460

USD	21,700	Receives	SOFR (pays annually)	1.26% (pays annually)	11/9/31	2,520,483	—	2,520,483

USD	58,623	Receives	SOFR (pays annually)	1.94% (pays annually)	3/17/32	3,777,457	3,332	3,780,789

USD	6,500	Receives	SOFR (pays annually)	1.43% (pays annually)	11/9/51	1,367,813	—	1,367,813

ZAR	72,640	Pays	3-month ZAR JIBAR (pays quarterly)	5.47% (pays quarterly)	2/24/26	(237,928)	193	(237,735)

ZAR	476,700	Pays	3-month ZAR JIBAR (pays quarterly)	5.52% (pays quarterly)	2/24/26	(1,507,761)	1,303	(1,506,458)

ZAR	419,363	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	(1,096,300)	1,302	(1,094,998)

ZAR	474,850	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	(1,241,354)	1,474	(1,239,880)

ZAR	474,840	Pays	3-month ZAR JIBAR (pays quarterly)	5.88% (pays quarterly)	3/11/26	(1,177,636)	1,515	(1,176,121)

ZAR	444,000	Pays	3-month ZAR JIBAR (pays quarterly)	6.03% (pays quarterly)	6/30/26	(1,142,015)	1,677	(1,140,338)

ZAR	243,850	Pays	3-month ZAR JIBAR (pays quarterly)	6.54% (pays quarterly)	2/23/27	(461,015)	—	(461,015)

Total						$79,260,722	$91,804	$79,352,526

Interest Rate Swaps (OTC)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	MYR	145,100	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/15/27	$530,782

Goldman Sachs International	MYR	140,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	6/15/27	504,723

Goldman Sachs International	MYR	114,900	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/15/27	420,309

Total							$1,455,814

46	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Greece	$46,146	1.00% (pays quarterly)(1)	1.51%	6/20/27	$(1,050,213)	$568,789	$(481,424)

Mexico	88,206	1.00% (pays quarterly)(1)	4.47	6/20/27	(13,023,943)	11,153,645	(1,870,298)

Total	$134,352				$(14,074,156)	$11,722,434	$(2,351,722)

Credit Default Swaps - Buy Protection (Centrally Cleared)

Reference Entity	Notional Amount(2) (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Austria	18,213	1.00% (pays quarterly)(1)	6/20/27	$(785,873)	$763,831	$(22,042)

Finland	18,801	0.25% (pays quarterly)(1)	6/20/27	(76,686)	82,142	5,456

France	87,573	0.25% (pays quarterly)(1)	6/20/27	(101,130)	(32,334)	(133,464)

Germany	85,444	0.25% (pays quarterly)(1)	6/20/27	(528,406)	469,314	(59,092)

Hungary	19,438	1.00% (pays quarterly)(1)	6/20/27	105,715	(59,757)	45,958

Malaysia	235,109	1.00% (pays quarterly)(1)	6/20/27	(1,187,161)	992,512	(194,649)

Markit CDX Emerging Markets Index (CDX.EM.31.V2)	940	1.00% (pays quarterly)(1)	6/20/24	56,693	(61,709)	(5,016)

Markit CDX North America High Yield Index (CDX.NA.HY.38.V1)	379,469	5.00% (pays quarterly)(1)	6/20/27	(8,123,625)	21,175,560	13,051,935

Markit CDX North America Investment Grade Index (CDX.NA.IG.38.V1)	148,770	1.00% (pays quarterly)(1)	6/20/27	(1,310,119)	1,894,930	584,811

Markit iTraxx Europe Crossover Index (ITRAXX.XO.37.V1)	EUR 63,304	5.00% (pays quarterly)(1)	6/20/27	(2,355,633)	3,806,079	1,450,446

Mexico	95,469	1.00% (pays quarterly)(1)	6/20/27	1,595,345	(1,403,930)	191,415

Philippines	77,200	1.00% (pays quarterly)(1)	6/20/27	330,035	(330,132)	(97)

Poland	40,299	1.00% (pays quarterly)(1)	6/20/27	(231,085)	306,294	75,209

Qatar	67,769	1.00% (pays quarterly)(1)	12/20/27	(1,241,552)	1,324,576	83,024

Saudi Arabia	27,191	1.00% (pays quarterly)(1)	6/20/27	(528,073)	566,019	37,946

Saudi Arabia	60,727	1.00% (pays quarterly)(1)	6/20/32	(328,341)	598,830	270,489

South Africa	85,667	1.00% (pays quarterly)(1)	6/20/27	5,680,238	(5,320,210)	360,028

South Africa	41,600	1.00% (pays quarterly)(1)	12/20/27	3,225,749	(3,041,105)	184,644

47	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)

Reference Entity	Notional Amount(2) (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

South Africa	58,700	1.00% (pays quarterly)(1)	6/20/29	$ 6,369,274	$(6,118,249)	$251,025

South Africa	35,264	1.00% (pays quarterly)(1)	6/20/31	5,092,536	(4,914,653)	177,883

Turkey	61,101	1.00% (pays quarterly)(1)	6/20/27	12,423,804	(12,255,724)	168,080

United Kingdom	85,267	1.00% (pays quarterly)(1)	6/20/27	(3,718,943)	3,564,285	(154,658)

Total				$14,362,762	$2,006,569	$16,369,331

Credit Default Swaps - Sell Protection (OTC)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Vietnam	BNP Paribas	$23,200	1.00% (pays quarterly)(1)	1.32%	6/20/27	$(317,354)	$162,046	$(155,308)

Vietnam	BNP Paribas	13,200	1.00% (pays quarterly)(1)	1.32	6/20/27	(180,564)	170,982	(9,582)

Vietnam	Goldman Sachs International	19,880	1.00% (pays quarterly)(1)	0.65	6/20/24	167,742	(127,038)	40,704

Vietnam	Goldman Sachs International	32,420	1.00% (pays quarterly)(1)	1.32	6/20/27	(443,475)	256,918	(186,557)

Vietnam	Nomura International PLC	3,500	1.00% (pays quarterly)(1)	1.32	6/20/27	(47,877)	24,447	(23,430)

Total		$92,200				$(821,528)	$487,355	$(334,173)

Credit Default Swaps - Buy Protection (OTC)

Reference Entity	Counterparty	Notional Amount(2) (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Czech Republic	JPMorgan Chase Bank, N.A.	19,840	1.00% (pays quarterly)(1)	12/20/26	$(559,955)	$351,942	$(208,013)

Dubai	Barclays Bank PLC	6,348	1.00% (pays quarterly)(1)	12/20/24	(62,945)	(55,690)	(118,635)

Dubai	Barclays Bank PLC	9,572	1.00% (pays quarterly)(1)	12/20/24	(94,914)	(84,046)	(178,960)

Egypt	Barclays Bank PLC	9,744	1.00% (pays quarterly)(1)	12/20/24	1,345,485	(506,176)	839,309

Egypt	JPMorgan Chase Bank, N.A.	9,097	1.00% (pays quarterly)(1)	12/20/24	1,256,145	(471,600)	784,545

Oman	Bank of America, N.A.	17,964	1.00% (pays quarterly)(1)	6/20/22	(24,893)	(24,573)	(49,466)

48	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (OTC) (continued)

Reference Entity	Counterparty	Notional Amount(2) (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Oman	Bank of America, N.A.	14,372	1.00% (pays quarterly)(1)	12/20/22	$(28,322)	$(98,813)	$(127,135)

Romania	Barclays Bank PLC	19,120	1.00% (pays quarterly)(1)	6/20/27	936,354	(791,743)	144,611

Saudi Arabia	Barclays Bank PLC	25,486	1.00% (pays quarterly)(1)	6/20/31	(209,811)	(429,104)	(638,915)

Sweden	Barclays Bank PLC	19,185	0.25% (pays quarterly)(1)	6/20/27	(118,014)	99,786	(18,228)

Sweden	Barclays Bank PLC	22,000	0.25% (pays quarterly)(1)	6/20/27	(135,330)	70,145	(65,185)

Total					$2,303,800	$(1,939,872)	$363,928

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2022, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $226,552,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(2)	In U.S. dollars unless otherwise indicated.

Total Return Swaps (OTC)

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	USD	8,577	Market value of 11,251,978 common shares of AI Yah Satellite Communications Company in USD (pays monthly)	Notional amount plus 1-month USD-LIBOR + 0.75% on Notional Amount (pays monthly)	8/12/22	$(399,305)

						$(399,305)

49	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 3,996,922,860 (pays semi-annually)*	2.06% on CLP equivalent of CLF 126,000 (pays semi-annually)*	3/29/32	$(76,407)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 2,698,942,950 (pays semi-annually)*	2.10% on CLP equivalent of CLF 85,000 (pays semi-annually)*	4/8/32	(63,457)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 8,224,633,060 (pays semi-annually)*	2.25% on CLP equivalent of CLF 259,000 (pays semi-annually)*	4/11/32	(330,803)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 6,084,326,010 (pays semi-annually)*	2.00% on CLP equivalent of CLF 191,000 (pays semi-annually)*	4/14/32	(59,412)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,531,614,475 (pays semi-annually)*	1.85% on CLP equivalent of CLF 47,900 (pays semi-annually)*	4/20/32	15,190

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 7,619,665,200 (pays semi-annually)*	1.84% on CLP equivalent of CLF 238,000 (pays semi-annually)*	4/22/32	92,416

				$(422,473)

*

At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.

Abbreviations:

ADR	–	American Depositary Receipt

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

HICP	–	Harmonised Indices of Consumer Prices

LIBOR	–	London Interbank Offered Rate

OTC	–	Over-the-counter

PIK	–	Payment In Kind

SOFR	–	Secured Overnight Financing Rate

Currency Abbreviations:

AED	–	United Arab Emirates Dirham

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

CLF	–	Chilean Unidad de Fomento

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CRC	–	Costa Rican Colon

CZK	–	Czech Koruna

DOP	–	Dominican Peso

EGP	–	Egyptian Pound

EUR	–	Euro

GBP	–	British Pound Sterling

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

KES	–	Kenyan Shilling

KRW	–	Korean Won

KZT	–	Kazakhstani Tenge

MYR	–	Malaysian Ringgit

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

SAR	–	Saudi Riyal

SGD	–	Singapore Dollar

THB	–	Thai Baht

TRY	–	New Turkish Lira

TWD	–	Taiwan New Dollar

UAH	–	Ukrainian Hryvnia

50	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

UGX	–	Ugandan Shilling

USD	–	United States Dollar

UZS	–	Uzbekistani Som

ZAR	–	South African Rand

ZMW	–	Zambian Kwacha

51	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Unaffiliated investments, at value (identified cost $2,179,761,894)	$1,843,699,132

Affiliated investment, at value (identified cost $111,785,737)	111,785,737

Cash	14,092,269

Deposits for derivatives collateral:

Futures contracts	5,800,000

Centrally cleared derivatives	165,754,801

OTC derivatives	9,214,145

Foreign currency, at value (identified cost $37,633,660)	36,691,444

Interest and dividends receivable	35,054,838

Dividends receivable from affiliated investment	4,308

Receivable for investments sold	5,725,750

Receivable for variation margin on open futures contracts	841,734

Receivable for variation margin on open centrally cleared derivatives	3,677,694

Receivable for open forward foreign currency exchange contracts	20,647,547

Receivable for open swap contracts	3,372,589

Upfront payments on open non-centrally cleared swap contracts	2,588,783

Receivable for open non-deliverable bond forward contracts	225,671

Receivable for closed non-deliverable bond forward contracts	196,281

Receivable from affiliate	8,494

Total assets	$2,259,381,217

Liabilities

Cash collateral due to brokers	$6,670,000

Payable for investments purchased	23,709,646

Payable for securities sold short, at value (proceeds $34,814,261)	29,475,674

Payable for open forward foreign currency exchange contracts	22,933,456

Payable for open swap contracts	2,708,798

Upfront receipts on open non-centrally cleared swap contracts	1,136,266

Payable for open non-deliverable bond forward contracts	2,038,431

Payable for closed non-deliverable bond forward contracts	99,608

Payable to affiliates:

Investment adviser fee	1,704,797

Trustees’ fees	9,218

Interest payable on securities sold short	123,023

Accrued expenses	941,996

Total liabilities	$91,550,913

Net Assets applicable to investors’ interest in Portfolio	$2,167,830,304

52	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income (net of foreign taxes withheld of $218,557)	$2,741,279

Dividend income from affiliated investments	91,107

Interest and other income (net of foreign taxes withheld of $600,309)	72,959,108

Total investment income	$75,791,494

Expenses

Investment adviser fee	$11,294,388

Trustees’ fees and expenses	54,250

Custodian fee	818,800

Legal and accounting services	153,249

Interest expense and fees	314,104

Interest and dividend expense on securities sold short	1,486,484

Miscellaneous	31,067

Total expenses	$14,152,342

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$150,936

Total expense reductions	$150,936

Net expenses	$14,001,406

Net investment income	$61,790,088

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions (net of foreign capital gains taxes of $53)	$(38,843,453)

Investment transactions - affiliated investment	(26,308)

Securities sold short	(1,787,020)

Futures contracts	33,018,043

Swap contracts	129,408,400

Foreign currency transactions	(112,212,440)

Forward foreign currency exchange contracts	168,030,892

Non-deliverable bond forward contracts	(20,483,984)

Net realized gain	$157,104,130

Change in unrealized appreciation (depreciation):

Investments (including net decrease in accrued foreign capital gains taxes of $29,779)	$(303,331,286)

Securities sold short	8,031,102

Futures contracts	(1,451,468)

Swap contracts	91,440,789

Foreign currency	(2,205,623)

Forward foreign currency exchange contracts	(22,023,183)

Non-deliverable bond forward contracts	(92,210)

Net change in unrealized appreciation (depreciation)	$(229,631,879)

Net realized and unrealized loss	$(72,527,749)

Net decrease in net assets from operations	$(10,737,661)

53	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$61,790,088	$163,892,797

Net realized gain (loss)	157,104,130	(45,072,641)

Net change in unrealized appreciation (depreciation)	(229,631,879)	61,571,718

Net increase (decrease) in net assets from operations	$(10,737,661)	$180,391,874

Capital transactions:

Contributions	$131,377,352	$424,628,148

Withdrawals	(584,964,783)	(1,018,584,474)

Net decrease in net assets from capital transactions	$(453,587,431)	$(593,956,326)

Net decrease in net assets	$(464,325,092)	$(413,564,452)

Net Assets

At beginning of period	$2,632,155,396	$3,045,719,848

At end of period	$2,167,830,304	$2,632,155,396

54	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2021	2020		2019		2018		2017

Ratios (as a percentage of average daily net assets):

Expenses(1)	1.17	%(2)(3)(4)	1.12%	1.11	%(3)	1.26	%(3)	1.11	%(3)	1.13%

Net investment income	5.19	%(2)	5.37%	5.69%		5.86%		5.09%		4.54%

Portfolio Turnover	40	%(5)	82%	80%		71%		75%		76%

Total Return	(0.69	)%(5)	5.94%	6.57	%(3)	8.22	%(3)	(7.08	)%(3)	5.65%

Net assets, end of period (000’s omitted)	$2,167,830		$2,632,155	$3,045,720		$3,331,278		$4,516,938		$4,067,979

(1)

Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.15%, 0.11%, 0.09%, 0.24%, 0.07% and 0.06% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(2)	Annualized.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.04%, 0.05% and 0.03% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes a reduction by the investment adviser of a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(5)	Not annualized.

55	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2022, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 78.2%, 20.8% and 1.0%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2022 were $17,409,848 or 0.8% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

56

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

57

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

I  Futures Contracts — Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, or commodity and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

L  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

M  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

58

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

R  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

S  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the

59

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

T  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

U  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	1.000%

$500 million but less than $1 billion	0.950%

$1 billion but less than $2.5 billion	0.925%

$2.5 billion but less than $5 billion	0.900%

$5 billion and over	0.880%

In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2022, the Portfolio’s investment adviser fee amounted to $11,294,388 or 0.95% (annualized) of the Portfolio’s consolidated average daily net assets. Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $1,034 relating to the Portfolio’s investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund. Pursuant to a voluntary expense reimbursement, BMR was allocated $149,902 of the Portfolio’s operating expenses for the six months ended April 30, 2022.

Pursuant to an investment sub-advisory agreement effective March 16, 2022, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. EVAIL uses the portfolio management, research and other resources of its affiliate, MSIM Fund Management (Ireland) Limited (MSIM FMIL), to render investment advisory services to the Portfolio. MSIM FMIL has entered into a Memorandum of Understanding with EVAIL pursuant to which MSIM FMIL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

60

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2022 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$899,837,208	$709,337,605

U.S. Government and Agency Securities	42,088,964	3,750,282

	$941,926,172	$713,087,887

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at April 30, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,338,955,686

Gross unrealized appreciation	$143,130,719

Gross unrealized depreciation	(462,795,531)

Net unrealized depreciation	$(319,664,812)

5  Restricted Securities

At April 30, 2022, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date(s) of Acquisition	Shares	Cost	Value

Reinsurance Side Cars

Mt. Logan Re, Ltd., Series A-1	12/30/20	8,600	$8,600,000	$7,901,460

Sussex Capital, Ltd., Designated Investment Series 14, 12/21	1/24/22	1,114	—	1,101,713

Sussex Capital, Ltd., Series 14, Preference Shares	6/1/21	7,500	7,500,000	6,521,097

Total Restricted Securities			$16,100,000	$15,524,270

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Consolidated Portfolio of Investments. At April 30, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

61

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps and option contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $28,124,725. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $41,421,071 at April 30, 2022.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2022. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

62

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2022 was as follows:

					Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity		Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—		$—	$—	$—	$379,303	$379,303

Not applicable	853,756	*	34,879,389 *	29,644 *	50,121,502 *	138,811,788 *	224,696,079

Receivable for open forward foreign currency exchange contracts	—		—	—	20,647,547	—	20,647,547

Receivable/Payable for open swap contracts;

Upfront payments/receipts on open non-centrally cleared swap contracts	—		3,705,726	—	—	1,563,420	5,269,146

Receivable for open non-deliverable bond forward contracts	—		—	—	—	225,671	225,671

Total Asset Derivatives	$853,756		$38,585,115	$29,644	$70,769,049	$140,980,182	$251,217,746

Derivatives not subject to master netting or similar agreements	$853,756		$34,879,389	$29,644	$50,121,502	$138,811,788	$224,696,079

Total Asset Derivatives subject to master netting or similar agreements	$—		$3,705,726	$—	$20,647,547	$2,168,394	$26,521,667

Not applicable	$—		$(34,590,783)*	$—	$(47,831,327)*	$(61,000,007)*	$(143,422,117)

Payable for open forward foreign currency exchange contracts	—		—	—	(22,933,456)	—	(22,933,456)

Payable/Receivable for open swap contracts;

Upfront payments/receipts on open non-centrally cleared swap contracts	—		(2,223,454)	(399,305)	—	(530,079)	(3,152,838)

Payable for open non-deliverable bond forward contracts	—		—	—	—	(2,038,431)	(2,038,431)

Total Liability Derivatives	$—		$(36,814,237)	$(399,305)	$(70,764,783)	$(63,568,517)	$(171,546,842)

Derivatives not subject to master netting or similar agreements	$—		$(34,590,783)	$—	$(47,831,327)	$(61,000,007)	$(143,422,117)

Total Liability Derivatives subject to master netting or similar agreements	$—		$(2,223,454)	$(399,305)	$(22,933,456)	$(2,568,510)	$(28,124,725)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

63

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2022.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$3,353,795	$(3,353,795)	$—	$—	$—	$—

Barclays Bank PLC	2,281,839	(1,053,258)	(1,228,581)	—	—	—

BNP Paribas	4,653,751	(3,119,103)	(1,534,648)	—	—	—

Citibank, N.A.	3,937,128	(1,126,195)	—	—	2,810,933	—

Goldman Sachs International	2,123,401	(2,123,401)	—	—	—	—

ICBC Standard Bank PLC	536,478	(63,445)	—	(370,000)	103,033	370,000

JPMorgan Chase Bank, N.A.	2,187,513	(566,831)	—	(1,620,682)	—	6,300,000

Standard Chartered Bank	4,355,086	(4,355,086)	—	—	—	—

State Street Bank and Trust Company	40,423	—	—	—	40,423	—

UBS AG	3,052,253	(1,599,874)	(937,303)	—	515,076	—

	$26,521,667	$(17,360,988)	$(3,700,532)	$(1,990,682)	$3,469,465	$6,670,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(4,022,799)	$3,353,795	$669,004	$—	$—	$—

Barclays Bank PLC	(1,053,258)	1,053,258	—	—	—	—

BNP Paribas	(3,119,103)	3,119,103	—	—	—	—

Citibank, N.A.	(1,126,195)	1,126,195	—	—	—	2,544,145

Credit Agricole Corporate and Investment Bank	(256,130)	—	239,994	—	(16,136)	—

Deutsche Bank AG	(183,507)	—	131,977	—	(51,530)	—

Goldman Sachs International	(6,919,078)	2,123,401	4,795,677	—	—	—

HSBC Bank USA, N.A.	(15,000)	—	15,000	—	—	—

ICBC Standard Bank PLC	(63,445)	63,445	—	—	—	—

JPMorgan Chase Bank, N.A.	(566,831)	566,831	—	—	—	—

Nomura International PLC	(47,877)	—	47,877	—	—	—

Standard Chartered Bank	(9,151,628)	4,355,086	4,796,542	—	—	—

UBS AG	(1,599,874)	1,599,874	—	—	—	—

	$(28,124,725)	$17,360,988	$10,696,071	$—	$(67,666)	$2,544,145

Total — Deposits for derivatives collateral — OTC derivatives						$9,214,145

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

64

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2022 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Net realized gain (loss):

Investment transactions	$—	$—	$—	$—	$(6,323,036)	$(6,323,036)

Futures contracts	10,659,366	—	1,787,548	—	20,571,129	33,018,043

Swap contracts	(22,705,684)	137,004,532	(499,053)	2,356	15,606,249	129,408,400

Forward foreign currency exchange contracts	—	—	—	168,030,892	—	168,030,892

Non-deliverable bond forward contracts	—	—	—	—	(20,483,984)	(20,483,984)

Total	$(12,046,318)	$137,004,532	$1,288,495	$168,033,248	$9,370,358	$303,650,315

Change in unrealized appreciation (depreciation):

Investments	$—	$—	$—	$—	$5,750,578	$5,750,578

Futures contracts	853,756	—	(1,063,196)	—	(1,242,028)	(1,451,468)

Swap contracts	6,506,802	15,833,792	(1,913,126)	—	71,013,321	91,440,789

Forward foreign currency exchange contracts	—	—	—	(22,023,183)	—	(22,023,183)

Non-deliverable bond forward contracts	—	—	—	—	(92,210)	(92,210)

Total	$7,360,558	$15,833,792	$(2,976,322)	$(22,023,183)	$75,429,661	$73,624,506

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2022, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Purchased Swaptions

$71,188,000	$381,781,000	$5,132,636,000	$288,692,000	$125,750,000

Purchased Call Options	Swap Contracts

$1,817,900,000	$6,966,624,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

65

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.

8  Investments in Affiliated Funds

At April 30, 2022, the value of the Portfolio’s investment in affiliated funds was $111,785,737, which represents 5.2% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/ Shares, end of period

Short-Term Investments

Cash Reserves Fund	$244,492,544	$1,346,185,859	$(1,590,652,095)	$(26,308)	$—	$—	$86,799	—

Liquidity Fund	—	125,475,915	(13,690,178)	—	—	111,785,737	4,308	111,785,737

Total				$(26,308)	$—	$111,785,737	$91,107

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Asset-Backed Securities	$—	$47,580,994		$—	$47,580,994

Collateralized Mortgage Obligations	—	44,312,389		—	44,312,389

Common Stocks	26,128,864	100,016,736	*	411,804	126,557,404

Convertible Bonds	—	7,928,465		—	7,928,465

Foreign Corporate Bonds	—	205,082,109		0	205,082,109

Loan Participation Notes	—	—		51,337,743	51,337,743

Reinsurance Side Cars	—	—		24,405,980	24,405,980

Senior Floating-Rate Loans	—	7,885,015		906,940	8,791,955

Sovereign Government Bonds	—	957,017,746		102,062,643	1,059,080,389

66

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total

Sovereign Loans	$—	$159,766,502	$—	$159,766,502

U.S. Government Guaranteed Small Business

Administration Loans	—	21,656,256	—	21,656,256

Warrants	96,425	—	—	96,425

Short-Term Investments:

Affiliated Fund	111,785,737	—	—	111,785,737

Repurchase Agreements	—	31,730,948	—	31,730,948

U.S. Treasury Obligations	—	54,992,270	—	54,992,270

Purchased Call Options	—	379,303	—	379,303

Total Investments	$138,011,026	$1,638,348,733	$179,125,110	$1,955,484,869

Forward Foreign Currency Exchange Contracts	$—	$70,769,049	$—	$70,769,049

Non-Deliverable Bond Forward Contracts	—	225,671	—	225,671

Futures Contracts	8,220,768	29,644	—	8,250,412

Swap Contracts	—	171,593,311	—	171,593,311

Total	$146,231,794	$1,880,966,408	$179,125,110	$2,206,323,312

Liability Description

Securities Sold Short	$—	$(29,475,674)	$—	$(29,475,674)

Forward Foreign Currency Exchange Contracts	—	(70,764,783)	—	(70,764,783)

Non-Deliverable Bond Forward Contracts	—	(2,038,431)	—	(2,038,431)

Futures Contracts	(550)	—	—	(550)

Swap Contracts	—	(98,743,078)	—	(98,743,078)

Total	$(550)	$(201,021,966)	$—	$(201,022,516)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Senior Floating- Rate Loans	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Common Stocks	Investments in Reinsurance Side Cars*	Investments in Sovereign Government Bonds	Total

Balance as of October 31, 2021	$977,300	$0	$55,266,184	$390,302	$22,146,350	$—	$78,780,136

Realized gains (losses)	—	—	—	—	—	(2,722,802)	(2,722,802)

Change in net unrealized appreciation (depreciation)	(144,307)	—	(4,390,204)	21,502	129,630	(143,748,357)	(148,131,736)

Cost of purchases	—	—	—	—	7,100,000	34,373,967	41,473,967

Proceeds from sales, including return of capital	—	—	—	—	(4,970,000)	(37,257,452)	(42,227,452)

Accrued discount (premium)	73,947	—	461,763	—	—	548,992	1,084,702

Transfers to Level 3	—	—	—	—	—	250,868,295	250,868,295

Transfers from Level 3	—	—	—	—	—	—	—

Balance as of April 30, 2022	$906,940	$0	$51,337,743	$411,804	$24,405,980	$102,062,643	$179,125,110

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2022	$(144,307)	$—	$(4,390,204)	$21,502	$178,336	$(122,292,996)	$(126,627,669)

*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.

67

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2022:

Type of Investment	Fair Value as of April 30, 2022	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*

Common Stocks	$411,804	Market Approach	EBITDA Multiple Discount Rate	15%	Decrease

Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase

Loan Participation Notes	51,337,743	Matrix Pricing	Ajdusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	3.98%	Decrease

Senior Floating-Rate Loans	906,940	Market Approach	Discount Rate	10%	Decrease

Sovereign Government Bonds	102,062,643	Third Party Indication of Value	Foreign Currency Exchange Rate	33.30 UAH/USD	Decrease

*

Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

10  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

68

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

69

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2022

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Advantage Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Officers of Global Macro Absolute Return Advantage Portfolio

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio

George J. Gorman

Chairperson

Alan C. Bowser**

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

70

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

71

Eaton Vance Funds

Privacy Notice — continued	April 2021

Page 2

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

72

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

73

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Global Macro Absolute Return Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7772    4.30.22

Eaton Vance
Global Small-Cap Equity Fund
Semiannual Report
April 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2022
Eaton Vance
Global Small-Cap Equity Fund

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2022
Performance

Portfolio Manager(s) Aidan M. Farrell of MSIM Fund Management (Ireland) Limited (MSIM FMIL); Michael D. McLean, CFA and J. Griffith Noble, CFA, each of Eaton Vance Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/04/2002	03/04/2002	(15.13)%	(11.85)%	7.98%	8.90%
Class A with 5.25% Maximum Sales Charge	—	—	(19.58)	(16.46)	6.83	8.31
Class C at NAV	03/04/2002	03/04/2002	(15.45)	(12.55)	7.18	8.24
Class C with 1% Maximum Sales Charge	—	—	(16.15)	(13.27)	7.18	8.24
Class I at NAV	10/01/2009	03/04/2002	(15.01)	(11.62)	8.27	9.17

MSCI World Small Cap Index	—	—	(14.95)%	(12.22)%	7.52%	9.32%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.65%	2.40%	1.40%
Net	1.35	2.10	1.10
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2022
Fund Profile

Sector Allocation (% of net assets)*
*	Excludes cash and cash equivalents.
Country Allocation (% of net assets)
Top 10 Holdings (% of net assets)*
Performance Food Group Co.	1.9%
CBIZ, Inc.	1.8
Terminix Global Holdings, Inc.	1.6
Valvoline, Inc.	1.6
Dorman Products, Inc.	1.3
Selective Insurance Group, Inc.	1.3
RWS Holdings PLC	1.3
W.R. Berkley Corp.	1.3
Middleby Corp.	1.2
R1 RCM, Inc.	1.2
Total	14.5%

*	Excludes cash and cash equivalents.

3

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2022
Endnotes and Additional Disclosures

[1]	MSCI World Small Cap Index is an unmanaged index of small-cap equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Prior to August 7, 2015, the Fund’s investment adviser employed an investment objective and strategy of seeking to achieve long-term after-tax returns by investing in value stocks of small-cap companies. From August 7, 2015 until March 1, 2018, the Fund’s investment adviser employed an investment objective and strategy of seeking long-term, after-tax returns by investing in stocks of global small-cap companies. Effective March 1, 2018, the Fund changed its investment objective and strategy to no longer seek after-tax returns. Performance prior to March 1, 2018 reflects the Fund’s performance under its former investment objectives and policies.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
  Fund profile subject to change due to active management.
4

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/21)	Ending Account Value (4/30/22)	Expenses Paid During Period* (11/1/21 – 4/30/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 848.70	$6.19**	1.35%
Class C	$1,000.00	$ 845.50	$9.61**	2.10%
Class I	$1,000.00	$ 849.90	$5.05**	1.10%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$6.76**	1.35%
Class C	$1,000.00	$1,014.38	$10.49**	2.10%
Class I	$1,000.00	$1,019.34	$5.51**	1.10%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2021.
**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.
5

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 100.7%
Security	Shares	Value
Australia — 3.5%
BlueScope Steel, Ltd.	4,413	$ 62,733
carsales.com, Ltd.	17,394	256,789
IGO, Ltd.	12,210	111,018
Northern Star Resources, Ltd.	12,765	87,744
OZ Minerals, Ltd.	3,033	52,647
Steadfast Group, Ltd.	73,504	266,113
Westgold Resources, Ltd.	28,776	33,225
WiseTech Global, Ltd.	6,074	188,311
		$ 1,058,580
Austria — 1.0%
ams-OSRAM AG(1)	9,814	$ 120,056
BAWAG Group AG(2)	3,821	181,436
		$ 301,492
Belgium — 1.4%
Azelis Group N.V.	9,260	$ 228,059
VGP NV	754	196,113
		$ 424,172
Canada — 4.4%
Agnico Eagle Mines, Ltd.	1,733	$ 100,879
ARC Resources, Ltd.	17,986	249,352
ATS Automation Tooling Systems, Inc.(1)	9,857	287,657
CAE, Inc.(1)	6,952	165,324
Granite Real Estate Investment Trust	2,189	162,115
Keyera Corp.	3,766	93,428
Killam Apartment Real Estate Investment Trust	8,778	138,095
Pan American Silver Corp.	1,831	45,396
TMX Group, Ltd.	914	93,054
		$ 1,335,300
France — 0.2%
Rubis SCA	1,669	$ 44,391
		$ 44,391
Ireland — 0.8%
Jazz Pharmaceuticals PLC	1,450	$ 232,319
		$ 232,319
Italy — 3.3%
Amplifon SpA	3,594	$ 143,382
Security	Shares	Value
Italy (continued)
BFF Bank SpA(2)	20,958	$ 130,686
DiaSorin SpA	1,294	169,503
FinecoBank Banca Fineco SpA	19,431	270,117
MARR SpA	10,644	172,373
Moncler SpA	1,961	102,156
		$ 988,217
Japan — 9.7%
As One Corp.	3,800	$ 201,753
Asahi Intecc Co., Ltd.	7,079	136,794
Chiba Bank, Ltd. (The)	12,453	71,770
Cosmos Pharmaceutical Corp.	1,980	182,531
Fukuoka Financial Group, Inc.	4,197	76,685
Goldwin, Inc.	3,064	153,683
JMDC, Inc.(1)	5,461	263,348
K's Holdings Corp.	13,030	129,038
Kose Corp.	1,409	144,649
Kuraray Co., Ltd.	15,464	123,677
Kyoritsu Maintenance Co., Ltd.	4,096	149,157
LaSalle Logiport REIT	105	142,055
Lion Corp.	10,202	105,116
Mitsubishi Research Institute, Inc.	6,100	183,655
Miura Co., Ltd.	8,934	186,610
Nihon M&A Center Holdings, Inc.	9,200	113,287
Nomura Co., Ltd.	17,083	117,471
Sanwa Holdings Corp.	24,890	226,754
Sumco Corp.	8,514	122,616
Yamaha Corp.	2,533	96,778
		$ 2,927,427
Luxembourg — 0.2%
APERAM S.A.	1,163	$ 44,889
		$ 44,889
Netherlands — 2.0%
Aalberts NV	5,015	$ 243,690
BE Semiconductor Industries NV	2,021	123,197
IMCD NV	1,396	222,275
		$ 589,162
New Zealand — 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	8,843	$ 121,522
		$ 121,522
Norway — 0.4%
SmartCraft ASA(1)	52,137	$ 82,838

6
See Notes to Financial Statements.

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Norway (continued)
TGS ASA	2,123	$ 32,751
		$ 115,589
Singapore — 0.5%
Daiwa House Logistics Trust(1)	239,188	$ 145,821
		$ 145,821
Spain — 0.3%
Inmobiliaria Colonial Socimi S.A.	12,248	$ 101,847
		$ 101,847
Sweden — 1.2%
Boliden AB	1,914	$ 82,993
Sdiptech AB, Class B(1)	8,238	288,506
		$ 371,499
Switzerland — 1.1%
Galenica AG(2)	2,393	$ 176,215
PolyPeptide Group AG(2)	1,882	164,693
		$ 340,908
United Kingdom — 9.8%
Abcam PLC(1)	8,546	$ 132,610
Allfunds Group PLC	17,025	145,947
Capital & Counties Properties PLC	64,765	133,815
Capricorn Energy PLC(1)	18,422	47,382
Cranswick PLC	4,031	160,290
Dechra Pharmaceuticals PLC	3,230	146,368
Diploma PLC	6,964	238,857
Dr. Martens PLC	43,117	112,735
Games Workshop Group PLC	2,190	202,395
Greggs PLC	5,260	153,465
Howden Joinery Group PLC	18,360	173,823
JTC PLC(2)	23,228	225,547
Judges Scientific PLC	2,262	191,266
RWS Holdings PLC	70,186	384,391
Volution Group PLC	48,630	247,703
Watches of Switzerland Group PLC(1)(2)	13,441	169,942
Wise PLC	19,290	94,530
		$ 2,961,066
United States — 60.5%
AAON, Inc.	3,520	$ 171,565
ACI Worldwide, Inc.(1)	8,290	228,970
Addus HomeCare Corp.(1)	1,460	123,049
Agiliti, Inc.(1)	15,442	304,825
Security	Shares	Value
United States (continued)
Alliant Energy Corp.	3,492	$ 205,365
Allison Transmission Holdings, Inc.	6,632	248,302
Altair Engineering, Inc., Class A(1)	4,977	270,351
Ambarella, Inc.	541	44,405
Amedisys, Inc.(1)	619	79,015
AptarGroup, Inc.	2,187	251,133
Archaea Energy, Inc.	2,416	53,152
Autoliv, Inc.	2,422	178,453
AZEK Co., Inc. (The)(1)	12,048	255,900
Black Knight, Inc.(1)	2,012	132,370
Bright Horizons Family Solutions, Inc.(1)	1,315	150,226
Burlington Stores, Inc.(1)	944	192,161
CarGurus, Inc.(1)	10,994	359,284
CBIZ, Inc.(1)	12,617	528,526
Ceridian HCM Holding, Inc.(1)	1,795	100,753
Chart Industries, Inc.(1)	813	137,251
Chemed Corp.	729	358,223
Clearwater Analytics Holdings, Inc., Class A(1)	7,636	133,935
CMS Energy Corp.	3,067	210,672
Cohen & Steers, Inc.	1,625	126,246
Commerce Bancshares, Inc.	5,008	342,397
Cooper Cos., Inc. (The)	428	154,525
Core & Main, Inc., Class A	7,111	168,957
CubeSmart	5,331	253,276
CVB Financial Corp.	4,207	96,845
Dana, Inc.	11,658	172,655
Deckers Outdoor Corp.(1)	438	116,399
Dorman Products, Inc.(1)	3,941	389,056
EastGroup Properties, Inc.	1,808	339,000
Envestnet, Inc.(1)	3,421	272,448
Envista Holdings Corp.(1)	7,906	313,236
Equity LifeStyle Properties, Inc.	3,393	262,211
Euronet Worldwide, Inc.(1)	1,198	145,737
F5, Inc.(1)	1,942	325,110
Fair Isaac Corp.(1)	593	221,491
Five Below, Inc.(1)	1,282	201,402
Generac Holdings, Inc.(1)	307	67,350
Graco, Inc.	4,319	267,864
Harley-Davidson, Inc.	7,555	275,380
Hayward Holdings, Inc.(1)	8,451	134,371
Herc Holdings, Inc.	2,320	296,542
Hexcel Corp.(1)	4,416	240,054
ICU Medical, Inc.(1)	620	132,674
James River Group Holdings, Ltd.	2,999	71,106
Landstar System, Inc.	1,261	195,329
M&T Bank Corp.	2,148	357,943

7
See Notes to Financial Statements.

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
Middleby Corp.(1)	2,428	$ 373,645
MillerKnoll, Inc.	11,157	354,012
National Instruments Corp.	5,823	210,443
National Vision Holdings, Inc.(1)	6,921	260,576
nCino, Inc.(1)	4,284	160,607
Neurocrine Biosciences, Inc.(1)	2,208	198,786
Performance Food Group Co.(1)	11,537	568,197
Pinnacle Financial Partners, Inc.	2,184	169,369
Quaker Houghton	1,348	219,333
R1 RCM, Inc.(1)	16,130	363,248
Rexford Industrial Realty, Inc.	3,882	302,951
RLI Corp.	3,017	346,291
Ryan Specialty Group Holdings, Inc., Class A(1)	8,794	325,290
Selective Insurance Group, Inc.	4,723	388,986
Silicon Laboratories, Inc.(1)	1,176	158,654
SouthState Corp.	3,712	287,457
STORE Capital Corp.	7,473	212,457
Teleflex, Inc.	1,126	321,608
Terminix Global Holdings, Inc.(1)	10,245	470,143
Texas Roadhouse, Inc.	1,647	135,598
Tradeweb Markets, Inc., Class A	1,980	140,956
Valvoline, Inc.	15,514	468,988
Visteon Corp.(1)	1,969	206,174
W.R. Berkley Corp.	5,749	382,251
Wintrust Financial Corp.	1,384	120,851
Woodward, Inc.	1,745	192,788
Wyndham Hotels & Resorts, Inc.	2,737	240,747
		$18,237,896
Total Common Stocks (identified cost $27,021,428)		$30,342,097

Short-Term Investments — 0.0%(3)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(4)	1,501	$ 1,501
Total Short-Term Investments (identified cost $1,501)		$ 1,501
Total Investments — 100.7% (identified cost $27,022,929)		$30,343,598
Other Assets, Less Liabilities — (0.7)%		$ (214,391)
Net Assets — 100.0%		$30,129,207

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $1,048,519 or 3.5% of the Fund's net assets.
(3)	Amount is less than 0.05%.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	23.1%	$6,948,129
Financials	15.3	4,617,343
Consumer Discretionary	14.1	4,258,319
Health Care	14.1	4,237,696
Information Technology	11.0	3,320,477
Real Estate	7.9	2,389,756
Materials	5.6	1,684,655
Consumer Staples	4.4	1,333,156
Communication Services	2.1	616,073
Energy	1.6	476,065
Utilities	1.5	460,428
Short-Term Investments	0.0 (1)	1,501
Total Investments	100.7%	$30,343,598
(1)	Amount is less than 0.05%.

8
See Notes to Financial Statements.

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2022
Statement of Assets and Liabilities (Unaudited)

April 30, 2022
Assets
Unaffiliated investments, at value (identified cost $27,021,428)	$ 30,342,097
Affiliated investment, at value (identified cost $1,501)	1,501
Foreign currency, at value (identified cost $2,826)	2,850
Dividends receivable	38,225
Receivable for investments sold	2,150,919
Receivable for Fund shares sold	5,930
Tax reclaims receivable	12,690
Receivable from affiliate	22,701
Total assets	$32,576,913
Liabilities
Demand note payable	$ 1,910,000
Payable for investments purchased	74,929
Payable for Fund shares redeemed	383,571
Payable to affiliates:
Investment adviser fee	21,135
Administration fee	4,227
Distribution and service fees	6,184
Trustees' fees	208
Accrued expenses	47,452
Total liabilities	$ 2,447,706
Net Assets	$30,129,207
Sources of Net Assets
Paid-in capital	$ 25,223,881
Distributable earnings	4,905,326
Net Assets	$30,129,207
Class A Shares
Net Assets	$ 21,737,323
Shares Outstanding	1,580,402
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.75
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 14.51
Class C Shares
Net Assets	$ 1,537,208
Shares Outstanding	160,229
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.59
Class I Shares
Net Assets	$ 6,854,676
Shares Outstanding	476,959
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.37
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $10,401)	$ 237,269
Dividend income from affiliated investment	74
Total investment income	$ 237,343
Expenses
Investment adviser fee	$ 142,267
Administration fee	28,453
Distribution and service fees:
Class A	32,178
Class C	9,036
Trustees’ fees and expenses	1,254
Custodian fee	21,795
Transfer and dividend disbursing agent fees	30,784
Legal and accounting services	20,565
Printing and postage	4,780
Registration fees	24,324
Miscellaneous	8,156
Total expenses	$ 323,592
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 73,233
Total expense reductions	$ 73,233
Net expenses	$ 250,359
Net investment loss	$ (13,016)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 1,496,501
Investment transactions - affiliated investment	11
Foreign currency transactions	(680)
Net realized gain	$ 1,495,832
Change in unrealized appreciation (depreciation):
Investments	$ (7,387,988)
Foreign currency	(3,220)
Net change in unrealized appreciation (depreciation)	$(7,391,208)
Net realized and unrealized loss	$(5,895,376)
Net decrease in net assets from operations	$(5,908,392)
10
See Notes to Financial Statements.

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2022
Statements of Changes in Net Assets

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$ (13,016)	$ 509
Net realized gain	1,495,832	6,622,948
Net change in unrealized appreciation (depreciation)	(7,391,208)	4,940,611
Net increase (decrease) in net assets from operations	$ (5,908,392)	$11,564,068
Distributions to shareholders:
Class A	$ (3,839,738)	$ (250,535)
Class C	(351,503)	(23,929)
Class I	(1,563,078)	(127,427)
Total distributions to shareholders	$ (5,754,319)	$ (401,891)
Transactions in shares of beneficial interest:
Class A	$ 1,350,955	$ (221,589)
Class C	181,787	(776,713)
Class I	(1,910,993)	286,473
Net decrease in net assets from Fund share transactions	$ (378,251)	$ (711,829)
Net increase (decrease) in net assets	$(12,040,962)	$10,450,348
Net Assets
At beginning of period	$ 42,170,169	$ 31,719,821
At end of period	$ 30,129,207	$42,170,169
11
See Notes to Financial Statements.

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2022
Financial Highlights

	Class A
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 18.820	$ 13.990	$ 14.050	$ 13.770	$ 14.010	$ 11.150
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.008)	$ (0.006)	$ —(2)	$ 0.045	$ 0.001	$ 0.002
Net realized and unrealized gain (loss)	(2.488)	5.000	0.438	1.384	0.128	2.858
Total income (loss) from operations	$ (2.496)	$ 4.994	$ 0.438	$ 1.429	$ 0.129	$ 2.860
Less Distributions
From net investment income	$ (0.030)	$ (0.005)	$ (0.071)	$ (0.030)	$ (0.072)	$ —
From net realized gain	(2.544)	(0.159)	(0.427)	(1.119)	(0.297)	—
Total distributions	$ (2.574)	$ (0.164)	$ (0.498)	$ (1.149)	$ (0.369)	$ —
Net asset value — End of period	$13.750	$18.820	$13.990	$14.050	$13.770	$14.010
Total Return(3)(4)	(15.13)% (5)	35.88%	2.98%	12.20%	0.84%	25.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 21,737	$ 28,269	$ 21,164	$ 24,111	$ 22,341	$ 13,815
Ratios (as a percentage of average daily net assets):(6)
Expenses (4)	1.35% (7)(8)	1.35%	1.35%	1.35%	1.36%	1.40%
Net investment income (loss)	(0.10)% (8)	(0.04)%	0.00% (9)	0.34%	0.01%	0.02%
Portfolio Turnover of the Portfolio(10)	—	—	—	—	11% (5)	59%
Portfolio Turnover of the Fund	26% (5)	58%	51%	50%	41% (5)(11)	—
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The investment adviser of the Portfolio and/or the administrator of the Fund reimbursed certain operating expenses (equal to 0.39%, 0.30%, 0.48%, 0.58%, 0.62% and 0.80% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(8)	Annualized.
(9)	Amount is less than 0.005%.
(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(11)	For the period from January 22, 2018 through October 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Tax-Managed Global Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on January 19, 2018 and which had the same investment objective and policies as the Fund during such period.
12
See Notes to Financial Statements.

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2022
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$13.870	$ 10.420	$ 10.590	$ 10.690	$ 10.970	$ 8.790
Income (Loss) From Operations
Net investment loss(1)	$ (0.048)	$ (0.103)	$ (0.076)	$ (0.046)	$ (0.087)	$ (0.072)
Net realized and unrealized gain (loss)	(1.750)	3.712	0.333	1.030	0.104	2.252
Total income (loss) from operations	$ (1.798)	$ 3.609	$ 0.257	$ 0.984	$ 0.017	$ 2.180
Less Distributions
From net realized gain	$ (2.482)	$ (0.159)	$ (0.427)	$ (1.084)	$ (0.297)	$ —
Total distributions	$ (2.482)	$ (0.159)	$ (0.427)	$ (1.084)	$ (0.297)	$ —
Net asset value — End of period	$ 9.590	$13.870	$10.420	$10.590	$10.690	$10.970
Total Return(2)(3)	(15.45)% (4)	34.86%	2.25%	11.32%	0.06%	24.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1,537	$ 1,995	$ 2,202	$ 3,227	$ 8,988	$ 4,965
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	2.10% (6)(7)	2.10%	2.10%	2.10%	2.11%	2.15%
Net investment loss	(0.84)% (7)	(0.79)%	(0.75)%	(0.45)%	(0.76)%	(0.72)%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	11% (4)	59%
Portfolio Turnover of the Fund	26% (4)	58%	51%	50%	41% (4)(9)	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser of the Portfolio and/or the administrator of the Fund reimbursed certain operating expenses (equal to 0.39%, 0.30%, 0.48%, 0.58%, 0.62% and 0.80% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(7)	Annualized.
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from January 22, 2018 through October 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Tax-Managed Global Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on January 19, 2018 and which had the same investment objective and policies as the Fund during such period.
13
See Notes to Financial Statements.

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2022
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 19.570	$ 14.530	$ 14.580	$ 14.240	$ 14.480	$ 11.490
Income (Loss) From Operations
Net investment income(1)	$ 0.012	$ 0.039	$ 0.034	$ 0.079	$ 0.040	$ 0.036
Net realized and unrealized gain (loss)	(2.593)	5.201	0.450	1.442	0.123	2.954
Total income (loss) from operations	$ (2.581)	$ 5.240	$ 0.484	$ 1.521	$ 0.163	$ 2.990
Less Distributions
From net investment income	$ (0.075)	$ (0.041)	$ (0.107)	$ (0.062)	$ (0.106)	$ —
From net realized gain	(2.544)	(0.159)	(0.427)	(1.119)	(0.297)	—
Total distributions	$ (2.619)	$ (0.200)	$ (0.534)	$ (1.181)	$ (0.403)	$ —
Net asset value — End of period	$14.370	$19.570	$14.530	$14.580	$14.240	$14.480
Total Return(2)(3)	(15.01)% (4)	36.28%	3.18%	12.51%	1.05%	26.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 6,855	$ 11,906	$ 8,354	$ 9,273	$ 9,078	$ 5,259
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	1.10% (6)(7)	1.10%	1.10%	1.10%	1.11%	1.15%
Net investment income	0.14% (7)	0.21%	0.24%	0.57%	0.27%	0.27%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	11% (4)	59%
Portfolio Turnover of the Fund	26% (4)	58%	51%	50%	41% (4)(9)	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser of the Portfolio and/or the administrator of the Fund reimbursed certain operating expenses (equal to 0.39%, 0.30%, 0.48%, 0.58%, 0.62% and 0.80% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(7)	Annualized.
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from January 22, 2018 through October 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Tax-Managed Global Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on January 19, 2018 and which had the same investment objective and policies as the Fund during such period.
14
See Notes to Financial Statements.

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Global Small-Cap Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares generally automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
15

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 27,282,507
Gross unrealized appreciation	$ 5,558,589
Gross unrealized depreciation	(2,497,498)
Net unrealized appreciation	$ 3,061,091
16

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.750%
$500 million but less than $1 billion	0.725%
$1 billion but less than $2.5 billion	0.700%
$2.5 billion but less than $5 billion	0.680%
$5 billion and over	0.665%
For the six months ended April 30, 2022, the investment adviser fee amounted to $142,267 or 0.75% of the Fund’s average daily net assets. Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by less than $1 relating to the Fund's investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. EVAIL uses the portfolio management, research and other resources of its affiliate, MSIM Fund Management (Ireland) Limited (MSIM FMIL) to render investment advisory services to the Fund. MSIM FMIL has entered into a Memorandum of Understanding with EVAIL pursuant to which MSIM FMIL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. BMR pays EVAIL a portion of its investment adviser fee for subadvisory services provided to the Fund.
The administration fee is earned by EVM, an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2022, the administration fee amounted to $28,453. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (related to ordinary operating expenses only) exceed 1.35%, 2.10% and 1.10% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2023. Pursuant to this agreement, EVM was allocated $73,233 of the Fund’s operating expenses for the six months ended April 30, 2022.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months year ended April 30, 2022, EVM earned $10,612 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,959 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2022. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months year ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2022 amounted to $32,178 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2022, the Fund paid or accrued to EVD $6,777 for Class C shares.
17

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2022 amounted to $2,259 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (18 months of purchase prior to April 29, 2022) (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2022, the Fund was informed that EVD received approximately $200 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $9,884,972 and $15,319,246, respectively, for the six months ended April 30, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	35,283	$ 565,154	103,806	$ 1,838,259
Issued to shareholders electing to receive payments of distributions in Fund shares	222,818	3,549,501	14,246	231,789
Redemptions	(188,292)	(2,896,296)	(188,839)	(3,254,085)
Converted from Class C shares	8,664	132,596	59,512	962,448
Net increase (decrease)	78,473	$ 1,350,955	(11,275)	$ (221,589)
Class C
Sales	9,011	$ 95,094	34,300	$ 460,944
Issued to shareholders electing to receive payments of distributions in Fund shares	31,457	350,428	1,973	23,815
Redemptions	(11,728)	(131,139)	(23,646)	(299,024)
Converted to Class A shares	(12,364)	(132,596)	(80,131)	(962,448)
Net increase (decrease)	16,376	$ 181,787	(67,504)	$ (776,713)
Class I
Sales	50,482	$ 848,139	251,927	$ 4,416,545
Issued to shareholders electing to receive payments of distributions in Fund shares	92,437	1,537,221	7,454	125,831
Redemptions	(274,255)	(4,296,353)	(225,854)	(4,255,903)
Net increase (decrease)	(131,336)	$(1,910,993)	33,527	$ 286,473
18

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At April 30, 2022, the Fund had a balance outstanding pursuant to this line of credit of $1,910,000 at an annual interest rate of 1.33%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at April 30, 2022. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2022. The Fund's average borrowings or allocated fees during the six months ended April 30, 2022 were not significant.
9  Investments in Affiliated Funds
At April 30, 2022, the value of the Fund's investment in affiliated funds was $1,501, which represents less than 0.05% of the Fund's net assets. Transactions in affiliated funds by the Fund for the six months ended April 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$651,529	$3,154,751	$(3,806,291)	$ 11	$ —	$ —	$ 74	—
Liquidity Fund	—	91,176	(89,675)	—	—	1,501	—	1,501
Total				$ 11	$ —	$1,501	$ 74
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ 201,753	$ 4,051,597	$ —	$ 4,253,350
Developed Europe	606,325	5,909,226	—	6,515,551
North America	19,573,196	—	—	19,573,196
Total Common Stocks	$20,381,274	$9,960,823*	$ —	$30,342,097
19

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 1,501	$ —	$ —	$ 1,501
Total Investments	$20,382,775	$9,960,823	$ —	$30,343,598
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
20

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
21

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
22

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
23

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
24

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7721    4.30.22

Eaton Vance
Government Opportunities Fund
Semiannual Report
April 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2022
Eaton Vance
Government Opportunities Fund

Eaton Vance
Government Opportunities Fund
April 30, 2022
Performance

Portfolio Manager(s) Andrew Szczurowski, CFA and Alexander Payne, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/24/1984	08/24/1984	(2.13)%	(3.30)%	1.02%	0.85%
Class A with 3.25% Maximum Sales Charge	—	—	(5.28)	(6.49)	0.37	0.52
Class C at NAV	11/01/1993	08/24/1984	(2.50)	(4.04)	0.24	0.24
Class C with 1% Maximum Sales Charge	—	—	(3.47)	(4.99)	0.24	0.24
Class I at NAV	04/03/2009	08/24/1984	(2.01)	(2.90)	1.27	1.10
Class R at NAV	08/12/2005	08/24/1984	(2.27)	(3.41)	0.77	0.60

ICE BofA 1-3 Year U.S. Treasury Index	—	—	(3.03)%	(3.35)%	0.95%	0.79%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R
Gross	1.07%	1.82%	0.82%	1.32%
Net	1.05	1.80	0.80	1.30
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Government Opportunities Fund
April 30, 2022
Fund Profile

Asset Allocation (% of total investments)*
*	Other represents any investment type less than 1% of total investments.
3

Eaton Vance
Government Opportunities Fund
April 30, 2022
Endnotes and Additional Disclosures

[1]	ICE BofA 1-3 Year U.S. Treasury Index is an unmanaged index of short-term U.S. Treasury securities. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Bloomberg U.S. Intermediate Government Bond Index is an unmanaged index of U.S. government bonds with maturities from one year up to (but not including) 10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Government Opportunities Fund
April 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/21)	Ending Account Value (4/30/22)	Expenses Paid During Period* (11/1/21 – 4/30/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 978.70	$5.15**	1.05%
Class C	$1,000.00	$ 975.00	$8.81**	1.80%
Class I	$1,000.00	$ 979.90	$3.93**	0.80%
Class R	$1,000.00	$ 977.30	$6.37**	1.30%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.59	$5.26**	1.05%
Class C	$1,000.00	$1,015.87	$9.00**	1.80%
Class I	$1,000.00	$1,020.83	$4.01**	0.80%
Class R	$1,000.00	$1,018.35	$6.51**	1.30%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2021.
**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.
5

Eaton Vance
Government Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 8.6%
Security	Principal Amount (000's omitted)	Value
Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, 4.112%, 5/25/65(1)	$1,000	$ 999,867
KKR SFR Warehouse Participation, 4.29%, (30-day average SOFR + 3.50%), 12/13/23(2)	4,470	4,413,968
Mello Warehouse Securitization Trust, Series 2020-2, Class F, 3.918%, (1 mo. USD LIBOR + 3.25%), 11/25/53(1)(2)	3,300	3,319,493
NewRez Warehouse Securitization Trust, Series 2021-1, Class E, 3.918%, (1 mo. USD LIBOR + 3.25%), 5/25/55(1)(2)	4,400	4,432,454
NRZ Excess Spread-Collateralized Notes:
Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	378	350,559
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	3,549	3,358,235
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 3.518%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(2)	4,000	3,986,375
Series 2018-GT2, Class A, 3.318%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	430	426,359
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(3)	9,727	9,150,191
VM Pronto SFR Warehouse Participation, 4.34%, (30-day average SOFR + 3.55%), 9/3/24(2)	7,927	7,808,977
Total Asset-Backed Securities (identified cost $39,106,917)		$ 38,246,478

Collateralized Mortgage Obligations — 30.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$8	$ 8,228
Series 1822, Class Z, 6.90%, 3/15/26	89	93,352
Series 1829, Class ZB, 6.50%, 3/15/26	15	15,665
Series 1896, Class Z, 6.00%, 9/15/26	34	34,948
Series 2075, Class PH, 6.50%, 8/15/28	29	30,773
Series 2091, Class ZC, 6.00%, 11/15/28	90	94,330
Series 2105, Class Z, 6.00%, 12/15/28	23	23,674
Series 2115, Class K, 6.00%, 1/15/29	203	211,592
Series 2142, Class Z, 6.50%, 4/15/29	55	56,978
Series 4107, Class SA, 2.311%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(4)	427	342,105
Series 4107, Class SB, 2.311%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(4)	212	170,070
Series 4107, Class SC, 2.311%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(4)	509	407,827
Series 4107, Class SD, 2.311%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(4)	380	304,629
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 4204, Class AF, 1.455%, (1 mo. USD LIBOR + 1.00%), 5/15/43(2)	$540	$ 497,859
Series 4212, Class NS, 4.735%, (5.40% - 1 mo. USD LIBOR x 1.20), 6/15/43(4)	287	307,241
Series 4259, Class UE, 2.50%, 5/15/43	368	366,655
Series 4623, Class SK, 3.246%, (3.57% - 1 mo. USD LIBOR x 0.71), 10/15/46(4)	301	233,201
Series 4938, Class KZ, 2.50%, 12/25/49	626	462,982
Series 5009, Class ZN, 3.50%, 7/25/50	986	849,075
Series 5020, Class EZ, 2.00%, 10/25/50	1,187	1,021,308
Series 5021, Class CZ, 2.00%, 10/25/50	240	226,454
Series 5021, Class NZ, 2.00%, 10/25/50	800	700,826
Series 5028, Class AZ, 2.00%, 10/25/50	213	200,944
Series 5028, Class TZ, 2.00%, 10/25/50	1,056	908,177
Series 5028, Class ZT, 2.00%, 10/25/50	740	670,091
Series 5031, Class Z, 2.50%, 10/25/50	1	379
Series 5035, Class AZ, 2.00%, 11/25/50	1,081	949,997
Series 5035, Class ZK, 2.50%, 11/25/50	1,241	1,148,632
Series 5035, Class ZT, 2.00%, 10/25/50	750	684,671
Series 5039, Class ZJ, 2.00%, 11/25/50	97	91,508
Series 5040, Class TZ, 2.50%, 11/25/50	176	135,530
Series 5042, Class PZ, 2.00%, 11/25/50	2,038	1,873,697
Series 5058, Class ZH, 3.00%, 5/25/50	301	264,498
Series 5071, Class CS, 3.148%, (3.30% - 30-day average SOFR), 2/25/51(4)	1,327	924,122
Series 5072, Class ZU, 2.50%, 2/25/51	343	320,766
Series 5083, Class ZW, 2.50%, 3/25/51	479	450,802
Series 5090, Class PZ, 2.50%, 3/25/51	237	228,653
Series 5093, Class Z, 3.00%, 1/25/51	0 (5)	50
Series 5101, Class EZ, 2.00%, 3/25/51	531	465,389
Series 5104, Class WZ, 3.00%, 4/25/51	177	147,147
Series 5114, Class ZH, 3.00%, 5/25/51	580	496,403
Series 5123, Class JZ, 2.00%, 7/25/51	166	119,538
Series 5124, Class HZ, 3.00%, 7/25/51	163	157,397
Series 5129, Class HZ, 1.25%, 4/25/50	285	199,183
Series 5129, Class TZ, 2.50%, 8/25/51	654	606,122
Series 5131, Class QZ, 3.00%, 7/25/51	407	363,108
Series 5132, Class LZ, 2.50%, 8/25/51	1,101	1,010,590
Series 5135, Class MZ, 2.50%, 8/25/51	2,020	1,829,563
Series 5136, Class ZJ, 2.50%, 8/25/51	2,216	1,994,506
Series 5139, Class DZ, 2.50%, 9/25/51	1,435	1,299,418
Series 5141, Class ZJ, 2.50%, 9/25/51	1,906	1,723,231
Series 5144, Class Z, 2.50%, 9/25/51	4,237	3,888,260
Series 5148, Class AZ, 2.50%, 10/25/51	3,045	2,677,661
Series 5150, Class ZJ, 2.50%, 10/25/51	1,697	1,495,966
Series 5150, Class ZN, 2.50%, 10/25/51	265	237,821
Series 5159, Class ZP, 3.00%, 11/25/51	524	468,225

6
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5159, Class ZT, 3.00%, 11/25/51	$905	$ 816,360
Series 5160, Class ZY, 3.00%, 10/25/50	2,560	2,256,372
Series 5163, Class Z, 3.00%, 11/25/51	593	534,661
Series 5166, Class ZN, 3.00%, 9/25/50	1,130	1,062,368
Series 5168, Class MZ, 3.00%, 10/25/51	1,214	1,079,284
Interest Only:(6)
Series 362, Class C12, 4.00%, 12/15/47	2,567	507,876
Series 4749, Class IL, 4.00%, 12/15/47	954	180,791
Series 4756, Class KI, 4.00%, 1/15/48	1,059	204,218
Series 4767, Class IM, 4.00%, 5/15/45	76	134
Series 4768, Class IO, 4.00%, 3/15/48	757	146,706
Series 4772, Class PI, 4.00%, 1/15/48	1,123	217,494
Series 4791, Class JI, 4.00%, 5/15/48	1,514	275,397
Series 4966, Class SY, 5.382%, (6.05% - 1 mo. USD LIBOR), 4/25/50(4)	2,494	375,277
Series 5008, Class IE, 2.00%, 9/25/50	9,397	1,179,082
Series 5010, Class I, 2.00%, 9/25/50	3,741	471,842
Series 5010, Class IN, 2.00%, 9/25/50	4,217	534,988
Series 5010, Class NI, 2.00%, 9/25/50	3,124	394,355
Series 5016, Class UI, 2.00%, 9/25/50	3,043	381,889
Series 5017, Class DI, 2.00%, 9/25/50	5,326	668,306
Series 5022, Class AI, 2.00%, 10/25/50	4,000	509,678
Series 5024, Class CI, 2.00%, 10/25/50	9,259	1,185,705
Series 5025, Class GI, 2.00%, 10/25/50	1,278	162,905
Series 5028, Class TI, 2.00%, 10/25/50	1,687	178,710
Series 5038, Class DI, 2.00%, 11/25/50	8,427	1,078,441
Series 5051, Class S, 3.311%, (3.60% - 30-day average SOFR), 12/25/50(4)	4,717	382,791
Series 5070, Class CI, 2.00%, 2/25/51	8,815	1,198,709
Principal Only:(7)
Series 246, Class PO, 0.00%, 5/15/37	1,545	1,322,777
Series 3435, Class PO, 0.00%, 4/15/38	1,481	1,233,970
Series 4239, Class OU, 0.00%, 7/15/43	320	185,981
		$ 53,218,884
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-HQA3, Class B2, 8.168%, (1 mo. USD LIBOR + 7.50%), 9/25/49(1)(2)	$1,000	$ 994,776
Series 2020-DNA4, Class M2, 4.418%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	542	545,050
Series 2020-HQA4, Class M2, 3.818%, (1 mo. USD LIBOR + 3.15%), 9/25/50(1)(2)	1,789	1,795,992
		$ 3,335,818
Federal National Mortgage Association:
Series 1993-16, Class Z, 7.50%, 2/25/23	$4	$ 4,499
Series 1993-39, Class Z, 7.50%, 4/25/23	18	18,615
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 1993-45, Class Z, 7.00%, 4/25/23	$19	$ 19,042
Series 1993-149, Class M, 7.00%, 8/25/23	12	12,408
Series 1993-178, Class PK, 6.50%, 9/25/23	24	24,807
Series 1994-40, Class Z, 6.50%, 3/25/24	37	38,121
Series 1994-42, Class K, 6.50%, 4/25/24	151	154,807
Series 1994-82, Class Z, 8.00%, 5/25/24	44	45,496
Series 2000-49, Class A, 8.00%, 3/18/27	82	87,541
Series 2001-81, Class HE, 6.50%, 1/25/32	233	249,624
Series 2002-1, Class G, 7.00%, 7/25/23	13	12,837
Series 2012-133, Class WS, 3.412%, (3.79% - 1 mo. USD LIBOR x 0.83), 12/25/42(4)	305	294,700
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,460	1,263,774
Series 2013-6, Class TY, 1.50%, 2/25/43	795	657,450
Series 2013-58, Class SC, 4.998%, (6.00% - 1 mo. USD LIBOR x 1.50), 6/25/43(4)	323	292,662
Series 2020-45, Class MA, 2.666%, (3.20% - 1 mo. USD LIBOR x 0.80), 6/25/43(4)	199	177,116
Series 2020-63, Class ZN, 3.00%, 9/25/50	90	90,259
Series 2021-3, Class ZH, 2.50%, 2/25/51	182	172,719
Series 2021-14, Class GZ, 2.50%, 3/25/51	128	122,979
Series 2021-40, Class ZB, 3.00%, 6/25/51	188	175,522
Series 2021-42, Class ZD, 3.00%, 11/25/50	669	569,502
Series 2021-45, Class ZD, 3.00%, 7/25/51	25	23,996
Series 2021-52, Class JZ, 2.50%, 8/25/51	1,673	1,554,275
Series 2021-54, Class HZ, 2.50%, 6/25/51	1,060	987,524
Series 2021-54, Class ZJ, 2.50%, 8/25/51	3,028	2,755,947
Series 2021-56, Class HZ, 2.50%, 9/25/51	2,626	2,325,925
Series 2021-56, Class LZ, 2.50%, 9/25/51	3,052	2,656,523
Series 2021-56, Class YZ, 2.50%, 9/25/51	1,128	1,012,117
Series 2021-66, Class JZ, 2.50%, 10/25/51	1,325	1,198,194
Series 2021-77, Class WZ, 3.00%, 8/25/50	65	60,437
Series 2021-77, Class Z, 3.00%, 5/25/51	479	432,644
Series 2021-79, Class Z, 3.00%, 11/25/51	704	617,710
Series 2021-95, Class ZC, 3.00%, 8/25/51	653	575,428
Interest Only:(6)
Series 2017-66, Class TI, 0.05%, (6.05% - 1 mo. USD LIBOR x 1.00), 10/25/42(4)	15,153	47,410
Series 2018-21, Class IO, 3.00%, 4/25/48	2,861	512,697
Series 2019-1, Class SA, 4.732%, (5.40% - 1 mo. USD LIBOR), 2/25/49(4)	1,684	167,424
Series 2020-23, Class SP, 5.382%, (6.05% - 1 mo. USD LIBOR), 2/25/50(4)	2,574	387,149
Series 2020-45, Class HI, 2.50%, 7/25/50	3,842	558,497
Series 2020-45, Class IJ, 2.50%, 7/25/50	6,144	873,277
Series 2020-72, Class DI, 2.00%, 10/25/50	4,043	511,794
Series 2020-72, Class IA, 2.00%, 10/25/50	3,044	385,107
Series 2020-73, Class NI, 2.00%, 10/25/50	4,838	617,130

7
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-4, Class AI, 2.00%, 12/25/49	$10,176	$ 1,178,666
Series 2021-10, Class EI, 2.00%, 3/25/51	4,061	486,484
Principal Only:(7)
Series 379, Class 1, 0.00%, 5/25/37	1,019	842,845
Series 2014-9, Class DO, 0.00%, 2/25/43	491	376,982
Series 2014-17, Class PO, 0.00%, 4/25/44	1,364	1,047,258
		$ 26,677,920
Government National Mortgage Association:
Series 2016-168, Class JS, 3.956%, (4.46% - 1 mo. USD LIBOR x 1.12), 11/20/46(4)	$121	$ 117,923
Series 2017-137, Class AF, 1.094%, (1 mo. USD LIBOR + 0.50%), 9/20/47(2)	1,275	1,269,665
Series 2020-84, Class BZ, 2.50%, 6/20/50	1,603	1,518,525
Series 2021-1, Class ZD, 3.00%, 1/20/51	131	125,825
Series 2021-24, Class EZ, 2.50%, 1/20/51	575	507,575
Series 2021-24, Class KZ, 2.50%, 2/20/51	382	329,422
Series 2021-25, Class JZ, 2.50%, 2/20/51	385	381,651
Series 2021-49, Class VZ, 2.50%, 3/20/51	104	103,453
Series 2021-77, Class ZG, 3.00%, 7/20/50	61	57,940
Series 2021-97, Class MZ, 3.00%, 8/20/50	275	240,152
Series 2021-97, Class ZC, 3.00%, 8/20/50	638	559,974
Series 2021-105, Class MZ, 3.00%, 6/20/51	526	446,728
Series 2021-114, Class JZ, 3.00%, 6/20/51	233	219,367
Series 2021-118, Class EZ, 2.50%, 7/20/51	1,194	1,051,102
Series 2021-118, Class JZ, 2.50%, 7/20/51	3,043	2,647,867
Series 2021-121, Class CZ, 3.00%, 7/20/51	15	12,948
Series 2021-121, Class ZE, 2.50%, 7/20/51	341	304,903
Series 2021-122, Class ZL, 2.50%, 7/20/51	1,403	1,289,060
Series 2021-131, Class ZN, 3.00%, 7/20/51	304	266,223
Series 2021-136, Class WZ, 3.00%, 8/20/51	902	818,340
Series 2021-136, Class Z, 2.50%, 8/20/51	2,160	1,962,961
Series 2021-137, Class GZ, 2.50%, 8/20/51	2,841	2,527,228
Series 2021-138, Class Z, 2.50%, 8/20/51	1,302	1,189,369
Series 2021-139, Class UZ, 3.00%, 8/20/51	796	696,861
Series 2021-139, Class ZJ, 2.50%, 8/20/51	2,303	2,084,900
Series 2021-154, Class ZC, 2.50%, 9/20/51	923	797,852
Series 2021-154, Class ZL, 3.00%, 9/20/51	455	397,475
Series 2021-156, Class GZ, 3.00%, 9/20/51	1,842	1,610,192
Series 2021-159, Class ZJ, 2.50%, 9/20/51	1,371	1,180,455
Series 2021-159, Class ZP, 2.00%, 9/20/51	1,314	1,068,613
Series 2021-160, Class NZ, 3.00%, 9/20/51	902	836,197
Series 2021-175, Class DZ, 3.00%, 10/20/51	698	647,759
Series 2021-177, Class DZ, 3.00%, 10/20/51	133	117,072
Series 2021-177, Class JZ, 3.00%, 10/20/51	601	497,805
Series 2021-214, Class LZ, 3.00%, 12/20/51	1,010	933,384
Security	Principal Amount (000's omitted)	Value
Interest Only:(6)
Series 2013-66, Class IE, 0.05%, (6.75% - 1 mo. USD LIBOR x 1.00), 7/20/42(4)	$7,969	$ 22,556
Series 2014-94, Class IC, 0.10%, (6.40% - 1 mo. USD LIBOR x 1.00), 9/20/35(4)	12,168	51,370
Series 2014-100, Class VI, 0.15%, (6.60% - 1 mo. USD LIBOR x 1.00), 5/20/40(4)	4,826	31,634
Series 2014-139, Class BI, 0.25%, (6.65% - 1 mo. USD LIBOR x 1.00), 11/20/37(4)	5,550	41,666
Series 2018-127, Class SG, 5.656%, (6.25% - 1 mo. USD LIBOR), 9/20/48(4)	4,007	432,541
Series 2019-27, Class SA, 5.456%, (6.05% - 1 mo. USD LIBOR), 2/20/49(4)	2,832	433,255
Series 2019-38, Class SQ, 5.456%, (6.05% - 1 mo. USD LIBOR), 3/20/49(4)	3,275	386,851
Series 2019-43, Class BS, 5.456%, (6.05% - 1 mo. USD LIBOR), 4/20/49(4)	4,514	661,847
Series 2020-32, Class KI, 3.50%, 3/20/50	4,380	701,311
Series 2020-65, Class MI, 2.50%, 12/20/49	3,347	407,801
Series 2020-97, Class MI, 2.50%, 3/20/50	2,192	271,968
Series 2020-146, Class IQ, 2.00%, 10/20/50	12,017	1,510,000
Series 2020-146, Class QI, 2.00%, 10/20/50	6,444	790,499
Series 2020-149, Class NI, 2.50%, 10/20/50	12,701	1,763,991
Series 2020-165, Class UI, 2.00%, 11/20/50	5,099	652,822
Series 2020-167, Class KI, 2.00%, 11/20/50	8,191	1,007,921
Series 2020-167, Class YI, 2.00%, 11/20/50	6,485	836,881
Series 2020-173, Class DI, 2.00%, 11/20/50	9,672	1,172,586
Series 2020-181, Class TI, 2.00%, 12/20/50	16,500	2,180,934
Series 2021-23, Class TI, 2.50%, 2/20/51	8,238	1,034,749
Series 2021-56, Class SD, 2.148%, (2.30% - 30-day average SOFR), 9/20/50(4)	5,212	122,614
Series 2021-67, Class SA, 2.01%, (2.30% - 30-day average SOFR), 10/20/50(4)	12,287	356,141
Series 2021-114, Class MI, 3.00%, 6/20/51	6,226	863,996
Series 2021-122, Class NI, 3.00%, 7/20/51	4,277	595,764
Series 2021-125, Class SA, 3.156%, (3.75% - 1 mo. USD LIBOR), 7/20/51(4)	4,569	277,434
Series 2021-131, Class QI, 3.00%, 7/20/51	8,632	996,805
Series 2021-140, Class YS, 1.106%, (1.70% - 1 mo. USD LIBOR), 8/20/51(4)	3,802	27,587
Series 2021-175, Class SA, 1.206%, (1.80% - 1 mo. USD LIBOR), 10/20/51(4)	48,469	375,800
Series 2021-187, Class SB, 1.206%, (1.80% - 1 mo. USD LIBOR), 10/20/51(4)	19,443	143,019
Series 2021-193, Class IU, 3.00%, 11/20/49	17,911	2,122,149
Series 2021-193, Class YS, 2.16%, (2.45% - 30-day average SOFR), 11/20/51(4)	9,704	209,402

8
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-196, Class GI, 3.00%, 11/20/51	$7,679	$ 1,030,455
		$ 50,331,115
Total Collateralized Mortgage Obligations (identified cost $151,592,871)		$ 133,563,737

Government National Mortgage Association Participation Agreements — 13.1%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements:
1.98%, (SOFR + 1.70%), 11/1/22(2)(8)	$16,658	$ 16,664,814
1.98%, (SOFR + 1.70%), 9/5/23(2)(8)	41,667	41,712,500
Total Government National Mortgage Association Participation Agreements (identified cost $57,917,089)		$ 58,377,314

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.8%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust: Interest Only:(6) Series 2021-SB91, Class X1, 0.678%, 8/25/41(3)	$4,983	$ 178,319
Government National Mortgage Association:
Interest Only:(6)
Series 2021-101, Class IO, 0.686%, 4/16/63(3)	9,737	627,642
Series 2021-132, Class IO, 0.719%, 4/16/63(3)	9,332	620,243
Series 2021-144, Class IO, 0.811%, 4/16/63(3)	9,379	670,908
Series 2021-186, Class IO, 0.769%, 5/16/63(3)	9,899	685,894
Series 2022-3, Class IO, 0.641%, 2/16/61(3)	9,955	621,208
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $3,745,550)		$ 3,404,214

U.S. Government Agency Mortgage-Backed Securities — 55.5%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.502%, (1 yr. CMT + 2.25%), with maturity at 2038(9)	$517	$ 535,619
2.57%, (1 yr. CMT + 2.24%), with maturity at 2036(9)	559	578,334
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
2.768%, (COF + 1.25%), with maturity at 2035(9)	$938	$ 961,914
2.836%, (COF + 1.25%), with maturity at 2034(9)	261	270,591
3.00%, with maturity at 2050	1,125	1,069,910
3.50%, with various maturities to 2052	11,697	11,377,145
4.50%, with maturity at 2035	768	785,579
5.50%, with maturity at 2032	56	58,322
6.00%, with maturity at 2033	38	41,204
6.50%, with various maturities to 2028	236	239,536
6.87%, with maturity at 2024	4	3,892
7.00%, with various maturities to 2025	119	121,334
7.09%, with maturity at 2023	7	6,807
7.31%, with maturity at 2027	3	3,330
7.50%, with various maturities to 2024	26	26,235
8.00%, with various maturities to 2026	10	11,142
8.50%, with various maturities to 2025	2	2,722
9.00%, with various maturities to 2027	4	3,758
9.50%, with various maturities to 2025	0 (5)	370
		$ 16,097,744
Federal National Mortgage Association:
1.385%, (12 mo. MTA + 1.16%), with maturity at 2044(9)	$195	$ 198,248
1.469%, (COF + 1.25%), with maturity at 2025(9)	103	103,434
1.492%, (COF + 1.25%), with various maturities to 2026(9)	105	106,107
1.493%, (COF + 1.27%), with maturity at 2033(9)	257	261,607
1.511%, (COF + 1.28%), with maturity at 2035(9)	175	178,146
1.527%, (COF + 1.31%), with maturity at 2033(9)	166	169,155
2.268%, (1 yr. CMT + 2.10%), with maturity at 2040	259	267,161
2.529%, (COF + 1.30%), with maturity at 2036(9)	229	238,293
2.639%, (COF + 2.38%), with maturity at 2027(9)	154	156,205
2.887%, (COF + 1.25%), with maturity at 2036(9)	150	156,764
3.264%, (COF + 1.25%), with maturity at 2035(9)	345	354,198
3.267%, (COF + 1.25%), with maturity at 2034(9)	355	372,663
3.50%, with various maturities to 2052	14,428	14,033,151
3.516%, (COF + 1.80%), with maturity at 2036(9)	2,912	3,080,409
3.566%, (COF + 1.25%), with maturity at 2034(9)	214	218,653
3.686%, (COF + 1.73%), with maturity at 2035(9)	634	672,396
3.928%, (COF + 1.25%), with maturity at 2036(9)	44	46,271
4.00%, 30-Year, TBA(10)	10,000	9,910,937
4.168%, (COF + 1.87%), with maturity at 2034(9)	613	635,571
4.50%, with various maturities to 2049	2,454	2,505,526
5.00%, with various maturities to 2052	14,831	15,193,301
5.50%, with maturity at 2030	72	74,474
6.00%, with various maturities to 2032	210	221,911
6.456%, with maturity at 2025(3)	22	22,951

9
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
7.00%, with various maturities to 2024	$60	$ 61,445
7.50%, with maturity at 2026	10	10,065
8.027%, with maturity at 2030(3)	1	1,519
8.25%, with maturity at 2025	2	2,418
8.50%, with maturity at 2037	103	112,419
9.00%, with various maturities to 2025	16	17,647
9.50%, with various maturities to 2030	6	7,041
		$ 49,390,086
Government National Mortgage Association:
1.75%, (1 yr. CMT + 1.50%), with maturity at 2027(9)	$54	$ 54,120
2.00%, (1 yr. CMT + 1.50%), with maturity at 2026(9)	40	40,443
3.00%, with various maturities to 2052	7,790	7,447,728
3.50%, 30-Year, TBA(10)	12,000	11,709,107
3.50%, with various maturities to 2052	12,439	12,204,197
3.50%, with maturity at 2052(11)	2,000	1,962,196
4.00%, 30-Year, TBA(10)	78,000	77,848,200
4.00%, with various maturities to 2053	4,784	4,807,392
4.50%, 30-Year, TBA(10)	20,100	20,310,904
4.50%, with various maturities to 2053	17,512	17,800,034
5.00%, 30-Year, TBA(10)	2,500	2,551,996
5.00%, with maturity at 2052(11)	23,600	24,105,606
7.50%, with maturity at 2025	23	24,134
9.50%, with maturity at 2025	3	2,982
		$ 180,869,039
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $249,953,805)		$ 246,356,869

U.S. Government Guaranteed Small Business Administration Loans — 0.6%(12)(13)
Security	Principal Amount (000's omitted)	Value
0.16%, 7/15/37 to 5/15/42	$549	$ 2,924
0.23%, 4/15/37 to 12/15/37	1,408	9,576
0.41%, 6/15/42 to 7/15/42	218	3,244
0.48%, 3/15/37 to 12/15/37	2,418	34,485
0.66%, 7/15/42	52	1,260
0.73%, 3/15/37 to 10/15/42	1,913	43,550
0.91%, 5/15/42	461	15,377
0.98%, 9/15/37 to 11/15/37	2,339	69,989
1.23%, 8/15/37 to 12/15/37	1,928	72,551
1.86%, 9/15/42 to 1/15/43	9,677	665,939
Security	Principal Amount (000's omitted)	Value
1.89%, 11/15/42	$883	$ 62,160
2.11%, 10/15/42 to 12/15/42	3,711	285,967
2.36%, 12/15/42 to 1/15/43	3,214	285,350
2.86%, 12/15/42 to 2/15/43	5,386	583,918
3.11%, 12/15/42	2,810	331,680
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $5,175,014)		$ 2,467,970

Short-Term Investments — 29.0%
Affiliated Fund — 15.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(14)	68,809,495	$ 68,809,495
Total Affiliated Fund (identified cost $68,809,495)		$ 68,809,495

U.S. Treasury Obligations — 13.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Floating Rate Notes:(2)
0.877%, (3 mo. Treasury Bill Rate - 0.015%), 1/31/24	$40,000	$ 40,054,230
(3 mo. Treasury Bill Rate - 0.075%), 4/30/24(15)	20,000	20,002,007
Total U.S. Treasury Obligations (identified cost $60,087,368)		$ 60,056,237
Total Short-Term Investments (identified cost $128,896,863)		$ 128,865,732
Total Purchased Swaptions — 1.0% (identified cost $2,081,113)		$ 4,635,097
Total Investments — 138.7% (identified cost $638,469,222)		$ 615,917,411
Total Written Swaptions — (0.1)% (premiums received $1,713,576)		$ (589,278)

10
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

TBA Sale Commitments — (10.3)%
U.S. Government Agency Mortgage-Backed Securities — (10.3)%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 3.00%, 30-Year, TBA(10)	$ (10,000)	$ (9,407,414)
Federal National Mortgage Association, 3.50%, 30-Year, TBA(10)	(12,000)	(11,607,646)
Federal National Mortgage Association, 4.00%, 30-Year, TBA(10)	(25,000)	(24,777,341)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $46,449,453)		$ (45,792,401)
Total TBA Sale Commitments (proceeds $46,449,453)		$ (45,792,401)
Other Assets, Less Liabilities — (28.3)%		$ (125,617,216)
Net Assets — 100.0%		$ 443,918,516
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $29,359,351 or 6.6% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2022.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2022.
(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2022.
(5)	Principal amount is less than $500.
(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(8)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(9)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2022.
(10)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(11)	When-issued security.
(12)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(13)	Securities comprise a trust that is wholly-owned by the Fund and may only be sold on a pro rata basis with all securities in the trust.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.
(15)	When-issued, variable rate security whose interest rate will be determined after April 30, 2022.

Purchased Interest Rate Swaptions — 1.0%
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 6/8/32 to pay 1.30% and receive SOFR	Bank of America, N.A.	USD	40,000,000	6/6/22	$ 52
Option to enter into interest rate swap expiring 3/27/33 to pay 2.47% and receive SOFR	Bank of America, N.A.	USD	25,000,000	3/23/23	1,295,136
Option to enter into interest rate swap expiring 8/3/52 to pay 1.89% and receive SOFR	Goldman Sachs International	USD	10,000,000	8/1/22	1,374,764
Option to enter into interest rate swap expiring 3/9/28 to pay 1.88% and receive SOFR	Goldman Sachs International	USD	20,000,000	3/7/23	1,036,078
Option to enter into interest rate swap expiring 10/14/32 to pay 3.07% and receive SOFR	JPMorgan Chase Bank, N.A.	USD	50,000,000	10/12/22	929,067
Total					$4,635,097
11
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Written Interest Rate Swaptions — (0.1)%
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 3/8/53 to pay 1.13% and receive SOFR	Bank of America, N.A.	USD	(10,000,000)	3/6/23	$ (57,615)
Option to enter into interest rate swap expiring 3/27/33 to pay 1.87% and receive SOFR	Bank of America, N.A.	USD	(25,000,000)	3/23/23	(218,056)
Option to enter into interest rate swap expiring 8/3/52 to pay 1.49% and receive SOFR	Goldman Sachs International	USD	(10,000,000)	8/1/22	(17,856)
Option to enter into interest rate swap expiring 3/9/28 to pay 1.28% and receive SOFR	Goldman Sachs International	USD	(20,000,000)	3/7/23	(46,318)
Option to enter into interest rate swap expiring 10/14/52 to pay 1.98% and receive SOFR	JPMorgan Chase Bank, N.A.	USD	(15,000,000)	10/12/22	(249,433)
Total					$(589,278)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	70	Long	6/21/22	$ 11,230,625	$ (982,861)
U.S. 5-Year Treasury Note	(452)	Short	6/30/22	(50,927,688)	813,974
U.S. 10-Year Treasury Note	(5)	Short	6/21/22	(595,781)	35,775
U.S. Long Treasury Bond	(96)	Short	6/21/22	(13,506,000)	1,316,010
					$1,182,898
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	25,000	Receives	SOFR (pays annually)	1.92% (pays annually)	4/8/52	$3,008,316	$ —	$ 3,008,316
USD	10,000	Receives	SOFR (pays annually)	1.94% (pays annually)	4/21/52	1,166,613	—	1,166,613
Total						$4,174,929	$ —	$4,174,929
12
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
LIBOR	– London Interbank Offered Rate
MTA	– Monthly Treasury Average
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar
13
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2022
Statement of Assets and Liabilities (Unaudited)

April 30, 2022
Assets
Unaffiliated investments, at value (identified cost $569,659,727)	$ 547,107,916
Affiliated investment, at value (identified cost $68,809,495)	68,809,495
Cash	1,992,385
Deposits for derivatives collateral:
Futures contracts	591,150
Centrally cleared swap contracts	4,019,065
OTC derivatives	3,240,000
Deposits for forward commitment securities	300,000
Interest receivable	2,010,145
Dividends receivable from affiliated investment	2,635
Receivable for investments sold	232,651,782
Receivable for TBA sale commitments	46,449,453
Receivable for Fund shares sold	507,863
Receivable for variation margin on open futures contracts	72,806
Receivable for variation margin on open centrally cleared swap contracts	470,651
Receivable from affiliate	5,696
Total assets	$908,231,042
Liabilities
Cash collateral due to brokers	$ 3,240,000
Written swaptions outstanding, at value (premiums received $1,713,576)	589,278
Payable for investments purchased/forward commitment securities	1,986,076
Payable for when-issued securities	410,589,401
TBA sale commitments, at value (proceeds receivable $46,449,453)	45,792,401
Payable for Fund shares redeemed	1,583,736
Distributions payable	50,098
Payable to affiliate:
Investment adviser fee	234,131
Distribution and service fees	61,327
Trustees' fees	1,805
Accrued expenses	184,273
Total liabilities	$464,312,526
Net Assets	$443,918,516
Sources of Net Assets
Paid-in capital	$ 526,934,639
Accumulated loss	(83,016,123)
Net Assets	$443,918,516
Class A Shares
Net Assets	$ 157,581,905
Shares Outstanding	26,924,794
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 5.85
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$ 6.05
Class C Shares
Net Assets	$ 10,177,788
Shares Outstanding	1,741,720
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 5.84
14
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2022
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2022
Class I Shares
Net Assets	$229,000,407
Shares Outstanding	39,153,882
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 5.85
Class R Shares
Net Assets	$ 47,158,416
Shares Outstanding	8,089,033
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 5.83
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
15
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2022
Investment Income
Dividend income from affiliated investments	$ 39,706
Interest income	5,734,303
Total investment income	$ 5,774,009
Expenses
Investment adviser fee	$ 1,423,620
Distribution and service fees:
Class A	199,310
Class C	57,067
Class R	124,627
Trustees’ fees and expenses	10,531
Custodian fee	86,252
Transfer and dividend disbursing agent fees	173,441
Legal and accounting services	36,604
Printing and postage	17,340
Registration fees	48,568
Miscellaneous	11,121
Total expenses	$ 2,188,481
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 55,726
Total expense reductions	$ 55,726
Net expenses	$ 2,132,755
Net investment income	$ 3,641,254
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (11,098,433)
Investment transactions - affiliated investments	(5,989)
Written swaptions	378,739
Futures contracts	(282,038)
Swap contracts	(280)
Net realized loss	$(11,008,001)
Change in unrealized appreciation (depreciation):
Investments	$ (10,864,762)
Written swaptions	2,280,988
TBA sale commitments	582,751
Futures contracts	1,596,831
Swap contracts	4,174,929
Net change in unrealized appreciation (depreciation)	$ (2,229,263)
Net realized and unrealized loss	$(13,237,264)
Net decrease in net assets from operations	$ (9,596,010)
16
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2022
Statements of Changes in Net Assets

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,641,254	$ 8,984,285
Net realized loss	(11,008,001)	(5,432,185)
Net change in unrealized appreciation (depreciation)	(2,229,263)	(6,069,556)
Net decrease in net assets from operations	$ (9,596,010)	$ (2,517,456)
Distributions to shareholders:
Class A	$ (1,402,277)	$ (3,001,525)
Class C	(57,313)	(162,520)
Class I	(2,177,817)	(4,443,375)
Class R	(374,485)	(822,785)
Total distributions to shareholders	$ (4,011,892)	$ (8,430,205)
Transactions in shares of beneficial interest:
Class A	$ (696,819)	$ 8,671,700
Class C	(1,233,103)	(12,893,723)
Class I	13,508,610	13,815,564
Class R	(3,826,689)	(1,884,735)
Net increase in net assets from Fund share transactions	$ 7,751,999	$ 7,708,806
Net decrease in net assets	$ (5,855,903)	$ (3,238,855)
Net Assets
At beginning of period	$ 449,774,419	$ 453,013,274
At end of period	$443,918,516	$449,774,419
17
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2022
Financial Highlights

	Class A
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 6.030	$ 6.180	$ 6.070	$ 6.100	$ 6.280	$ 6.430
Income (Loss) From Operations
Net investment income(1)	$ 0.047	$ 0.118	$ 0.073	$ 0.134	$ 0.142	$ 0.109
Net realized and unrealized gain (loss)	(0.175)	(0.158)	0.191	0.029	(0.116)	(0.040)
Total income (loss) from operations	$ (0.128)	$ (0.040)	$ 0.264	$ 0.163	$ 0.026	$ 0.069
Less Distributions
From net investment income	$ (0.052)	$ (0.110)	$ (0.154)	$ (0.193)	$ (0.206)	$ (0.219)
Total distributions	$ (0.052)	$ (0.110)	$ (0.154)	$ (0.193)	$ (0.206)	$ (0.219)
Net asset value — End of period	$ 5.850	$ 6.030	$ 6.180	$ 6.070	$ 6.100	$ 6.280
Total Return(2)	(2.13)% (3)	(0.66)% (3)	4.40% (3)	2.71%	0.42%	1.08%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$157,582	$163,208	$158,552	$138,956	$133,062	$157,117
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.05% (3)(5)(6)	1.05% (3)	1.11% (3)(7)	1.26% (7)	1.19%	1.19%
Net investment income	1.59% (5)	1.91%	1.20%	2.21%	2.30%	1.72%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	62%	12%
Portfolio Turnover of the Fund	421% (9)(10)	335% (10)	180% (10)	90%	1% (11)	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser reimbursed certain operating expenses (equal to 0.03%, 0.02% and 0.03% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021 and 2020, respectively). Absent this reimbursement, total return would be lower.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Fund’s adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(7)	Includes interest expense, including on reverse repurchase agreements, of 0.03% and 0.07% of average daily net assets for the years ended October 31, 2020 and 2019, respectively.
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	Not annualized.
(10)	Includes the effect of To Be Announced (TBA) transactions.
(11)	For the period from October 8, 2018 through October 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Government Obligations Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on October 5, 2018 and which had the same investment objective and policies as the Fund during such period.
18
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2022
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 6.020	$ 6.170	$ 6.060	$ 6.090	$ 6.270	$ 6.420
Income (Loss) From Operations
Net investment income(1)	$ 0.025	$ 0.072	$ 0.030	$ 0.090	$ 0.096	$ 0.062
Net realized and unrealized gain (loss)	(0.175)	(0.158)	0.188	0.027	(0.117)	(0.041)
Total income (loss) from operations	$ (0.150)	$ (0.086)	$ 0.218	$ 0.117	$ (0.021)	$ 0.021
Less Distributions
From net investment income	$ (0.030)	$ (0.064)	$ (0.108)	$ (0.147)	$ (0.159)	$ (0.171)
Total distributions	$ (0.030)	$ (0.064)	$ (0.108)	$ (0.147)	$ (0.159)	$ (0.171)
Net asset value — End of period	$ 5.840	$ 6.020	$ 6.170	$ 6.060	$ 6.090	$ 6.270
Total Return(2)	(2.50)% (3)	(1.41)% (3)	3.63% (3)	1.95%	(0.33)%	0.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,178	$11,756	$24,969	$29,940	$46,902	$62,647
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.80% (3)(5)(6)	1.80% (3)	1.86% (3)(7)	1.99% (7)	1.94%	1.94%
Net investment income	0.83% (5)	1.17%	0.49%	1.47%	1.55%	0.97%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	62%	12%
Portfolio Turnover of the Fund	421% (9)(10)	335% (10)	180% (10)	90%	1% (11)	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser reimbursed certain operating expenses (equal to 0.03%, 0.02% and 0.03% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021 and 2020, respectively). Absent this reimbursement, total return would be lower.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Fund’s adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(7)	Includes interest expense, including on reverse repurchase agreements, of 0.03% and 0.07% of average daily net assets for the years ended October 31, 2020 and 2019, respectively.
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	Not annualized.
(10)	Includes the effect of To Be Announced (TBA) transactions.
(11)	For the period from October 8, 2018 through October 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Government Obligations Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on October 5, 2018 and which had the same investment objective and policies as the Fund during such period.
19
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2022
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 6.030	$ 6.170	$ 6.060	$ 6.100	$ 6.280	$ 6.430
Income (Loss) From Operations
Net investment income(1)	$ 0.054	$ 0.133	$ 0.085	$ 0.149	$ 0.157	$ 0.125
Net realized and unrealized gain (loss)	(0.175)	(0.148)	0.194	0.019	(0.116)	(0.041)
Total income (loss) from operations	$ (0.121)	$ (0.015)	$ 0.279	$ 0.168	$ 0.041	$ 0.084
Less Distributions
From net investment income	$ (0.059)	$ (0.125)	$ (0.169)	$ (0.208)	$ (0.221)	$ (0.234)
Total distributions	$ (0.059)	$ (0.125)	$ (0.169)	$ (0.208)	$ (0.221)	$ (0.234)
Net asset value — End of period	$ 5.850	$ 6.030	$ 6.170	$ 6.060	$ 6.100	$ 6.280
Total Return(2)	(2.01)% (3)	(0.25)% (3)	4.66% (3)	2.80%	0.67%	1.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$229,000	$222,307	$213,869	$118,479	$96,457	$99,404
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.80% (3)(5)(6)	0.80% (3)	0.85% (3)(7)	1.01% (7)	0.94%	0.94%
Net investment income	1.83% (5)	2.17%	1.39%	2.44%	2.54%	1.97%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	62%	12%
Portfolio Turnover of the Fund	421% (9)(10)	335% (10)	180% (10)	90%	1% (11)	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser reimbursed certain operating expenses (equal to 0.03%, 0.02% and 0.03% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021 and 2020, respectively). Absent this reimbursement, total return would be lower.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Fund’s adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(7)	Includes interest expense, including on reverse repurchase agreements, of 0.03% and 0.07% of average daily net assets for the years ended October 31, 2020 and 2019, respectively.
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	Not annualized.
(10)	Includes the effect of To Be Announced (TBA) transactions.
(11)	For the period from October 8, 2018 through October 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Government Obligations Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on October 5, 2018 and which had the same investment objective and policies as the Fund during such period.
20
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2022
Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 6.010	$ 6.150	$ 6.040	$ 6.080	$ 6.260	$ 6.410
Income (Loss) From Operations
Net investment income(1)	$ 0.039	$ 0.102	$ 0.052	$ 0.118	$ 0.126	$ 0.092
Net realized and unrealized gain (loss)	(0.175)	(0.148)	0.196	0.019	(0.117)	(0.041)
Total income (loss) from operations	$ (0.136)	$ (0.046)	$ 0.248	$ 0.137	$ 0.009	$ 0.051
Less Distributions
From net investment income	$ (0.044)	$ (0.094)	$ (0.138)	$ (0.177)	$ (0.189)	$ (0.201)
Total distributions	$ (0.044)	$ (0.094)	$ (0.138)	$ (0.177)	$ (0.189)	$ (0.201)
Net asset value — End of period	$ 5.830	$ 6.010	$ 6.150	$ 6.040	$ 6.080	$ 6.260
Total Return(2)	(2.27)% (3)	(0.75)% (3)	4.15% (3)	2.46%	(—)% (4)	0.81%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47,158	$52,503	$55,623	$28,673	$26,376	$28,593
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.30% (3)(6)(7)	1.30% (3)	1.34% (3)(8)	1.51% (8)	1.44%	1.44%
Net investment income	1.34% (6)	1.66%	0.85%	1.95%	2.04%	1.46%
Portfolio Turnover of the Portfolio(9)	—	—	—	—	62%	12%
Portfolio Turnover of the Fund	421% (10)(11)	335% (11)	180% (11)	90%	1% (12)	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser reimbursed certain operating expenses (equal to 0.03%, 0.02% and 0.03% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021 and 2020, respectively). Absent this reimbursement, total return would be lower.
(4)	Less than (0.005)%.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Fund’s adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(8)	Includes interest expense, including on reverse repurchase agreements, of 0.03% and 0.07% of average daily net assets for the years ended October 31, 2020 and 2019, respectively.
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	Not annualized.
(11)	Includes the effect of To Be Announced (TBA) transactions.
(12)	For the period from October 8, 2018 through October 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Government Obligations Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on October 5, 2018 and which had the same investment objective and policies as the Fund during such period.
21
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Government Opportunities Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high current return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Effective April 29, 2022, the maximum sales charge payable upon purchase of Class A shares was increased to 3.25%. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.
Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
22

Eaton Vance
Government Opportunities Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Swaptions—A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
23

Eaton Vance
Government Opportunities Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

L  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
M  Forward Sale Commitments—The Fund may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Fund's policies on investment valuations discussed above. The Fund records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss on investments based on the price established when the Fund entered into the commitment. If the Fund enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.
N  Stripped Mortgage-Backed Securities—The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
O  Interim Financial Statements—The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $56,207,886 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2021, $4,298,064 are short-term and $51,909,822 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts and TBA sale commitments, of the Fund at April 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 590,710,476
Gross unrealized appreciation	$ 17,174,024
Gross unrealized depreciation	(32,954,885)
Net unrealized depreciation	$ (15,780,861)
24

Eaton Vance
Government Opportunities Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6500%
$500 million but less than $1 billion	0.6250%
$1 billion but less than $1.5 billion	0.6000%
$1.5 billion but less than $2 billion	0.5625%
$2 billion but less than $2.5 billion	0.5000%
$2.5 billion and over	0.4375%
For the six months ended April 30, 2022, the Fund’s investment adviser fee amounted to $1,423,620 or 0.65% (annualized) of the Fund’s average daily net assets. Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $657 relating to the Fund's investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.80%, 0.80% and 1.30% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after February 28, 2022. Pursuant to this agreement, EVM was allocated $55,069 of the Fund’s operating expenses for the six months ended April 30, 2022.
EVM, an affiliate of BMR, serves as administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2022, EVM earned $25,354 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $206 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2022. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2022 amounted to $199,310 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2022, the Fund paid or accrued to EVD $42,800 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2022, the Fund paid or accrued to EVD $62,314 for Class R shares.
25

Eaton Vance
Government Opportunities Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2022 amounted to $14,267 and $62,313 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2022, the Fund was informed that EVD received approximately $10,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and TBA transactions, for the six months ended April 30, 2022 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 29,708,425	$ 6,530,911
U.S. Government and Agency Securities	1,878,033,905	1,881,986,836
	$1,907,742,330	$1,888,517,747
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	6,033,573	$ 36,242,769	7,537,363	$ 46,499,274
Issued to shareholders electing to receive payments of distributions in Fund shares	216,461	1,287,233	441,144	2,704,902
Redemptions	(6,464,767)	(38,747,720)	(7,783,888)	(47,911,487)
Converted from Class C shares	87,079	520,899	1,196,540	7,379,011
Net increase (decrease)	(127,654)	$ (696,819)	1,391,159	$ 8,671,700
Class C
Sales	436,853	$ 2,606,932	279,554	$ 1,721,370
Issued to shareholders electing to receive payments of distributions in Fund shares	9,368	55,614	25,698	157,487
Redemptions	(568,921)	(3,374,750)	(1,203,501)	(7,393,569)
Converted to Class A shares	(87,219)	(520,899)	(1,196,980)	(7,379,011)
Net decrease	(209,919)	$ (1,233,103)	(2,095,229)	$ (12,893,723)
26

Eaton Vance
Government Opportunities Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class I
Sales	19,790,416	$ 117,620,930	24,780,703	$ 152,235,207
Issued to shareholders electing to receive payments of distributions in Fund shares	335,999	1,996,731	657,344	4,027,528
Redemptions	(17,846,045)	(106,109,051)	(23,205,793)	(142,447,171)
Net increase	2,280,370	$ 13,508,610	2,232,254	$ 13,815,564
Class R
Sales	3,559,956	$ 21,190,222	4,558,101	$ 27,856,077
Issued to shareholders electing to receive payments of distributions in Fund shares	63,182	374,352	134,630	822,553
Redemptions	(4,270,289)	(25,391,263)	(4,994,767)	(30,563,365)
Net decrease	(647,151)	$ (3,826,689)	(302,036)	$ (1,884,735)
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts, written swaptions and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Portfolio of Investments. At April 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts, interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and to hedge against fluctuations in securities prices due to changes in interest rates.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2022 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased swaptions	$ 4,635,097(1)	$ —
Written swaptions	—	(589,278) (2)
Futures contracts	2,165,759 (3)	(982,861) (3)
Swap contracts (centrally cleared)	4,174,929 (3)	—
Total	$10,975,785	$(1,572,139)
(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.
(2)	Statement of Assets and Liabilities location: Written swaptions outstanding, at value.
(3)	Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared swap contracts, as applicable.
27

Eaton Vance
Government Opportunities Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2022 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Purchased swaptions	$ (40,000)(1)	$ 2,290,523(2)
Written swaptions	378,739 (3)	2,280,988 (4)
Futures contracts	(282,038) (5)	1,596,831 (6)
Swap contracts	(280) (7)	4,174,929 (8)
Total	$ 56,421	$10,343,271
(1)	Statement of Operations location: Net realized gain (loss) - Investment transactions.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) - Investments.
(3)	Statement of Operations location: Net realized gain (loss) – Written swaptions.
(4)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written swaptions.
(5)	Statement of Operations location: Net realized gain (loss) - Futures contracts.
(6)	Statement of Operations location: Change in unrealized appreciation (depreciation) - Futures contracts.
(7)	Statement of Operations location: Net realized gain (loss) - Swap contracts.
(8)	Statement of Operations location: Change in unrealized appreciation (depreciation) - Swap contracts.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2022, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Purchased Swaptions	Written Swaptions	Swap Contracts
$63,150,000	$31,377,000	$72,143,000	$58,571,000	$5,000,000
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.
28

Eaton Vance
Government Opportunities Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

10  Investments in Affiliated Funds
At April 30, 2022, the value of the Fund's investment in affiliated funds was $68,809,495, which represents 15.5% of the Fund's net assets. Transactions in affiliated funds by the Fund for the six months ended April 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$66,939,014	$281,221,124	$(348,154,149)	$ (5,989)	$ —	$ —	$ 37,071	—
Liquidity Fund	—	68,809,495	—	—	—	68,809,495	2,635	68,809,495
Total				$(5,989)	$ —	$68,809,495	$39,706
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 38,246,478	$ —	$ 38,246,478
Collateralized Mortgage Obligations	—	133,563,737	—	133,563,737
Government National Mortgage Association Participation Agreements	—	58,377,314	—	58,377,314
U.S. Government Agency Commercial Mortgage-Backed Securities	—	3,404,214	—	3,404,214
U.S. Government Agency Mortgage-Backed Securities	—	246,356,869	—	246,356,869
U.S. Government Guaranteed Small Business Administration Loans	—	2,467,970	—	2,467,970
Short-Term Investments:
Affiliated Fund	68,809,495	—	—	68,809,495
U.S. Treasury Obligations	—	60,056,237	—	60,056,237
Purchased Interest Rate Swaptions	—	4,635,097	—	4,635,097
Total Investments	$ 68,809,495	$ 547,107,916	$ —	$ 615,917,411
Futures Contracts	$ 2,165,759	$ —	$ —	$ 2,165,759
Swap Contracts	—	4,174,929	—	4,174,929
Total	$ 70,975,254	$ 551,282,845	$ —	$ 622,258,099
Liability Description
TBA Sale Commitments	$ —	$ (45,792,401)	$ —	$ (45,792,401)
29

Eaton Vance
Government Opportunities Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Written Interest Rate Swaptions	$ —	$ (589,278)	$ —	$ (589,278)
Futures Contracts	(982,861)	—	—	(982,861)
Total	$ (982,861)	$ (46,381,679)	$ —	$ (47,364,540)
12  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.
30

Eaton Vance
Government Opportunities Fund
April 30, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
31

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
32

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
33

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
34

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7692    4.30.22

Eaton Vance

High Income Opportunities Fund

Semiannual Report

April 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2022

Eaton Vance

High Income Opportunities Fund

Eaton Vance

High Income Opportunities Fund

April 30, 2022

Performance

Portfolio Manager(s) Kelley Gerrity, Stephen C. Concannon, CFA and Jeffrey D. Mueller

% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	03/11/2004	08/19/1986	(4.74)%	(1.06)%	3.75%	5.31%
Class A with 3.25% Maximum Sales Charge	—	—	(7.80)	(4.28)	3.08	4.96
Class C at NAV	06/08/1994	08/19/1986	(5.09)	(2.01)	2.96	4.70
Class C with 1% Maximum Sales Charge	—	—	(6.02)	(2.95)	2.96	4.70
Class I at NAV	10/01/2009	08/19/1986	(4.62)	(1.04)	4.00	5.57

ICE BofA U.S. High Yield Index	—	—	(7.22)%	(4.96)%	3.55%	5.20%
ICE BofA U.S. High Yield Constrained Index	—	—	(7.21)	(4.96)	3.54	5.19

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.90%	1.65%	0.65%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

High Income Opportunities Fund

April 30, 2022

Fund Profile

Credit Quality (% of total investments)*

Footnotes:

Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

*	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable.

For purposes of ratings restrictions, the average of Moody’s, S&P and Fitch is used. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

3

Eaton Vance

High Income Opportunities Fund

April 30, 2022

Endnotes and Additional Disclosures

[1]

ICE BofA U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE BofA U.S. High Yield Constrained Index is an unmanaged index of below-investment grade U.S. corporate bonds, with issuer exposure capped at 2%. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.

Fund profile subject to change due to active management.

4

Eaton Vance

High Income Opportunities Fund

April 30, 2022

Fund Expenses

Example

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/21)	Ending Account Value (4/30/22)	Expenses Paid During Period* (11/1/21 – 4/30/22)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$952.60	$4.31	0.89%
Class C	$1,000.00	$949.10	$7.93	1.64%
Class I	$1,000.00	$953.80	$3.10	0.64%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.38	$4.46	0.89%
Class C	$1,000.00	$1,016.66	$8.20	1.64%
Class I	$1,000.00	$1,021.62	$3.21	0.64%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2021. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

High Income Opportunities Fund

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Investment in High Income Opportunities Portfolio, at value (identified cost $687,035,719)	$688,926,827

Receivable for Fund shares sold	742,748

Total assets	$689,669,575

Liabilities

Payable for Fund shares redeemed	$2,503,424

Distributions payable	300,012

Payable to affiliates:

Distribution and service fees	66,013

Trustees’ fees	42

Accrued expenses	222,176

Total liabilities	$3,091,667

Net Assets	$686,577,908

Sources of Net Assets

Paid-in capital	$703,977,719

Accumulated loss	(17,399,811)

Net Assets	$686,577,908

Class A Shares

Net Assets	$203,615,989

Shares Outstanding	48,527,043

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$4.20

Maximum Offering Price Per Share

(100 ÷ 96.75 of net asset value per share)	$4.34

Class C Shares

Net Assets	$27,287,764

Shares Outstanding	6,499,135

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$4.20

Class I Shares

Net Assets	$455,674,155

Shares Outstanding	108,459,002

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$4.20

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income allocated from Portfolio (net of foreign taxes withheld of $258)	$256,041

Interest and other income allocated from Portfolio	17,676,785

Expenses allocated from Portfolio	(1,718,114)

Total investment income from Portfolio	$16,214,712

Expenses

Distribution and service fees:

Class A	$275,385

Class C	153,348

Trustees’ fees and expenses	250

Custodian fee	24,263

Transfer and dividend disbursing agent fees	389,644

Legal and accounting services	20,460

Printing and postage	93,777

Registration fees	55,969

Miscellaneous	7,231

Total expenses	$1,020,327

Net investment income	$15,194,385

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss):

Investment transactions	$825,845

Swap contracts	(67,141)

Foreign currency transactions	(5,188)

Forward foreign currency exchange contracts	1,045,469

Net realized gain	$1,798,985

Change in unrealized appreciation (depreciation):

Investments	$(51,389,529)

Swap contracts	(3,629)

Foreign currency	(4,574)

Forward foreign currency exchange contracts	(33,539)

Net change in unrealized appreciation (depreciation)	$(51,431,271)

Net realized and unrealized loss	$(49,632,286)

Net decrease in net assets from operations	$(34,437,901)

7	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$15,194,385	$33,925,337

Net realized gain	1,798,985	22,616,290

Net change in unrealized appreciation (depreciation)	(51,431,271)	38,511,802

Net increase (decrease) in net assets from operations	$(34,437,901)	$95,053,429

Distributions to shareholders:

Class A	$(5,503,441)	$(9,429,952)

Class C	(650,615)	(1,155,002)

Class I	(12,324,064)	(20,579,347)

Total distributions to shareholders	$(18,478,120)	$(31,164,301)

Tax return of capital to shareholders:

Class A	$—	$(2,438,488)

Class C	—	(292,287)

Class I	—	(5,147,283)

Total tax return of capital to shareholders	$—	$(7,878,058)

Transactions in shares of beneficial interest:

Class A	$(13,734,346)	$(10,066,558)

Class C	(3,415,013)	(7,254,004)

Class I	13,438,706	(94,592,628)

Net decrease in net assets from Fund share transactions	$(3,710,653)	$(111,913,190)

Net decrease in net assets	$(56,626,674)	$(55,902,120)

Net Assets

At beginning of period	$743,204,582	$799,106,702

At end of period	$686,577,908	$743,204,582

8	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2022

Financial Highlights

	Class A

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021		2020	2019	2018	2017

Net asset value — Beginning of period	$4.520		$4.210		$4.400	$4.330	$4.560	$4.460

Income (Loss) From Operations

Net investment income(1)	$0.089		$0.196		$0.206	$0.227	$0.233	$0.239

Net realized and unrealized gain (loss)	(0.300)		0.340		(0.157)	0.081	(0.225)	0.099

Total income (loss) from operations	$(0.211)		$0.536		$0.049	$0.308	$0.008	$0.338

Less Distributions

From net investment income	$(0.109)		$(0.179)		$(0.207)	$(0.238)	$(0.238)	$(0.238)

Tax return of capital	—		(0.047)		(0.032)	—	—	—

Total distributions	$(0.109)		$(0.226)		$(0.239)	$(0.238)	$(0.238)	$(0.238)

Net asset value — End of period	$4.200		$4.520		$4.210	$4.400	$4.330	$4.560

Total Return(2)	(4.74	)%(3)	12.93%		1.26%	7.31%	0.17%	7.73%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$203,616		$233,330		$226,927	$269,795	$287,457	$375,201

Ratios (as a percentage of average daily net assets):(4)

Expenses	0.89	%(5)(6)	0.90	%(6)	0.93%	0.91%	0.87%	0.85%

Net investment income	4.09	%(6)	4.39	%(6)	4.87%	5.22%	5.24%	5.28%

Portfolio Turnover of the Portfolio	18	%(3)	64%		67%	32%	39%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2022

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021		2020	2019	2018	2017

Net asset value — Beginning of period	$4.520		$4.210		$4.400	$4.330	$4.560	$4.460

Income (Loss) From Operations

Net investment income(1)	$0.073		$0.162		$0.174	$0.195	$0.200	$0.205

Net realized and unrealized gain (loss)	(0.300)		0.341		(0.159)	0.080	(0.225)	0.099

Total income (loss) from operations	$(0.227)		$0.503		$0.015	$0.275	$(0.025)	$0.304

Less Distributions

From net investment income	$(0.093)		$(0.153)		$(0.178)	$(0.205)	$(0.205)	$(0.204)

Tax return of capital	—		(0.040)		(0.027)	—	—	—

Total distributions	$(0.093)		$(0.193)		$(0.205)	$(0.205)	$(0.205)	$(0.204)

Net asset value — End of period	$4.200		$4.520		$4.210	$4.400	$4.330	$4.560

Total Return(2)	(5.09	)%(3)	12.09%		0.45%	6.49%	(0.58)%	6.94%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$27,288		$32,926		$37,680	$55,246	$95,312	$120,884

Ratios (as a percentage of average daily net assets):(4)

Expenses	1.64	%(5)(6)	1.65	%(6)	1.68%	1.67%	1.63%	1.60%

Net investment income	3.34	%(6)	3.64	%(6)	4.12%	4.50%	4.49%	4.52%

Portfolio Turnover of the Portfolio	18	%(3)	64%		67%	32%	39%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2022

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021		2020	2019	2018	2017

Net asset value — Beginning of period	$4.520		$4.220		$4.410	$4.340	$4.570	$4.470

Income (Loss) From Operations

Net investment income(1)	$0.095		$0.208		$0.216	$0.238	$0.245	$0.250

Net realized and unrealized gain (loss)	(0.300)		0.329		(0.156)	0.081	(0.226)	0.099

Total income (loss) from operations	$(0.205)		$0.537		$0.060	$0.319	$0.019	$0.349

Less Distributions

From net investment income	$(0.115)		$(0.188)		$(0.217)	$(0.249)	$(0.249)	$(0.249)

Tax return of capital	—		(0.049)		(0.033)	—	—	—

Total distributions	$(0.115)		$(0.237)		$(0.250)	$(0.249)	$(0.249)	$(0.249)

Net asset value — End of period	$4.200		$4.520		$4.220	$4.410	$4.340	$4.570

Total Return(2)	(4.62	)%(3)	12.93%		1.52%	7.57%	0.42%	7.98%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$455,674		$476,949		$534,500	$549,842	$614,306	$825,887

Ratios (as a percentage of average daily net assets):(4)

Expenses	0.64	%(5)(6)	0.65	%(6)	0.68%	0.66%	0.62%	0.59%

Net investment income	4.34	%(6)	4.65	%(6)	5.10%	5.47%	5.49%	5.51%

Portfolio Turnover of the Portfolio	18	%(3)	64%		67%	32%	39%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance High Income Opportunities Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in High Income Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (62.6% at April 30, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Eaton Vance

High Income Opportunities Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2022, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.

At October 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $22,873,929 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2021, $641,054 are short-term and $22,232,875 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

Pursuant to an investment advisory agreement with Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, the Fund pays an investment adviser fee on its daily net assets that are not invested in other investment companies, and on its daily gross income that is not derived from other investment companies, for which EVM or its affiliates serve as investment adviser and receive an advisory fee at a per annum rate as follows and is payable monthly:

Total Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.000%

$500 million but less than $1 billion	0.275%	2.750%

$1 billion but less than $1.5 billion	0.250%	2.500%

$1.5 billion but less than $2 billion	0.225%	2.250%

$2 billion but less than $3 billion	0.200%	2.000%

$3 billion and over	0.175%	1.750%

For the six months ended April 30, 2022, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2022, EVM earned $37,720 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $9,392 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2022. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A Fund shares for the six months ended April 30, 2022 in the amount of $375. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2022 amounted to $275,385 for Class A shares.

13

Eaton Vance

High Income Opportunities Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2022, the Fund paid or accrued to EVD $115,011 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2022 amounted to $38,337 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2022, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2022, increases and decreases in the Fund’s investment in the Portfolio aggregated $62,142,883 and $87,303,709, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount

Class A

Sales	5,767,882	$25,578,170	13,489,511	$60,348,339

Issued to shareholders electing to receive payments of distributions in Fund shares	1,033,923	4,525,917	2,192,853	9,785,675

Redemptions	(10,268,524)	(45,322,768)	(19,122,765)	(85,419,322)

Converted from Class C shares	339,054	1,484,335	1,195,644	5,218,750

Net decrease	(3,127,665)	$(13,734,346)	(2,244,757)	$(10,066,558)

Class C

Sales	280,668	$1,247,717	1,079,623	$4,831,633

Issued to shareholders electing to receive payments of distributions in Fund shares	139,995	613,270	301,302	1,345,377

Redemptions	(867,350)	(3,791,665)	(1,844,785)	(8,212,264)

Converted to Class A shares	(338,906)	(1,484,335)	(1,195,284)	(5,218,750)

Net decrease	(785,593)	$(3,415,013)	(1,659,144)	$(7,254,004)

14

Eaton Vance

High Income Opportunities Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount

Class I

Sales	24,112,333	$106,559,257	37,077,026	$165,723,757

Issued to shareholders electing to receive payments of distributions in Fund shares	2,621,685	11,479,645	5,362,428	23,949,969

Redemptions	(23,729,848)	(104,600,196)	(63,788,577)	(284,266,354)

Net increase (decrease)	3,004,170	$13,438,706	(21,349,123)	$(94,592,628)

15

High Income Opportunities Portfolio

April 30, 2022

Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.0%
Security	Principal Amount (000’s omitted)	Value

Allegany Park CLO, Ltd., Series 2019-1A, Class ER, 7.251%, (3 mo. SOFR + 6.40%), 1/20/35(1)(2)	$2,000	$1,978,068

Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 7.546%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	2,000	1,977,576

Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 7.394%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	1,000	965,102

Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 7.894%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	2,000	1,960,142

Canyon Capital CLO, Ltd., Series 2022-1A, Class E, 6.931%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	2,000	1,932,696

Carlyle Global Market Strategies CLO, Ltd., Series 2019-4A, Class DR, 7.446%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,980,734

Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 3.965%, (3 mo. SOFR + 3.24%), 4/20/35(1)(2)	2,000	1,972,986

Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 6.845%, (3 mo. USD LIBOR + 6.60%), 1/18/34(1)(2)	2,000	1,960,356

Madison Park Funding XXXVII, Ltd., Series 2019-37A, Class ER, 7.194%, (3 mo. USD LIBOR + 6.15%), 7/15/33(1)(2)	1,000	969,965

Palmer Square CLO, Ltd., Series 2021-3A, Class E, 6.383%, (3 mo. USD LIBOR + 6.15%), 1/15/35(1)(2)	2,000	1,921,948

Wellfleet CLO, Ltd.:

Series 2021-2A, Class E, 8.004%, (3 mo. USD LIBOR + 6.96%), 7/15/34(1)(2)	2,000	1,916,820

Series 2021-3A, Class E, 8.144%, (3 mo. USD LIBOR + 7.10%), 1/15/35(1)(2)	2,000	1,946,210

Total Asset-Backed Securities (identified cost $21,903,547)		$21,482,603

Commercial Mortgage-Backed Securities — 0.2%
Security	Principal Amount (000’s omitted)	Value

BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, 3.843%, 11/5/32(1)(3)	$3,190	$2,762,041

Total Commercial Mortgage-Backed Securities (identified cost $3,049,565)		$2,762,041

Common Stocks — 1.9%
Security	Shares	Value

Building Materials — 0.2%

Builders FirstSource, Inc.(4)	38,770	$2,387,069

		$2,387,069

Consumer Products — 0.2%

HF Holdings, Inc.(4)(5)(6)	13,600	$2,210,544

		$2,210,544

Containers — 0.1%

Ardagh Metal Packaging S.A.(4)	250,701	$1,787,498

		$1,787,498

Energy — 0.5%

Ascent CNR Corp., Class A(4)(5)(6)	6,273,462	$1,442,896

Cheniere Energy, Inc.	27,181	3,691,452

Nine Point Energy Holdings, Inc.(4)(5)(6)	31,737	0

		$5,134,348

Environmental — 0.2%

GFL Environmental, Inc.	65,500	$1,973,515

		$1,973,515

Gaming — 0.2%

Caesars Entertainment, Inc.(4)	30,000	$1,988,400

New Cotai Participation Corp., Class B(4)(5)(6)	7	0

		$1,988,400

Services — 0.2%

Hertz Global Holdings, Inc.(4)(7)	133,036	$2,668,702

		$2,668,702

Technology — 0.0%(8)

Riverbed Technology, Inc.(4)(7)	35,977	$85,446

		$85,446

Utility — 0.3%

NextEra Energy Partners, L.P.	45,000	$2,999,700

		$2,999,700

Total Common Stocks (identified cost $18,222,388)		$21,235,222

16	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Convertible Bonds — 0.6%
Security	Principal Amount (000’s omitted)	Value

Entertainment & Film — 0.2%

Peloton Interactive, Inc., 0.00%, 2/15/26	$3,289	$2,692,880

		$2,692,880

Healthcare — 0.2%

1Life Healthcare, Inc., 3.00%, 6/15/25	$2,021	$1,706,734

		$1,706,734

Technology — 0.2%

ams-OSRAM AG, 0.875%, 9/28/22(9)	$2,000	$1,976,450

		$1,976,450

Total Convertible Bonds (identified cost $6,598,022)		$6,376,064

Convertible Preferred Stocks — 0.3%
Security	Shares	Value

Energy — 0.0%

Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)(4)(5)(6)	591	$0

		$0

Environmental — 0.1%

GFL Environmental, Inc., 6.00%	11,767	$805,451

		$805,451

Healthcare — 0.2%

Becton Dickinson and Co., Series B, 6.00%	36,441	$1,862,500

		$1,862,500

Technology — 0.0%(8)

Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(4)(7)	22,350	$212,321

		$212,321

Total Convertible Preferred Stocks (identified cost $3,740,399)		$2,880,272

Corporate Bonds — 81.4%
Security	Principal Amount* (000’s omitted)		Value

Aerospace — 2.5%

Bombardier, Inc.:

7.125%, 6/15/26(1)		1,033	$951,605

7.875%, 4/15/27(1)		1,357	1,265,803

BWX Technologies, Inc.:

4.125%, 6/30/28(1)		1,501	1,394,324

4.125%, 4/15/29(1)		1,016	941,202

Moog, Inc., 4.25%, 12/15/27(1)		2,796	2,606,977

Rolls-Royce PLC, 5.75%, 10/15/27(1)		4,991	4,819,634

Science Applications International Corp., 4.875%, 4/1/28(1)		2,792	2,673,549

TransDigm UK Holdings PLC, 6.875%, 5/15/26		1,585	1,579,191

TransDigm, Inc.:

4.625%, 1/15/29		1,677	1,461,237

5.50%, 11/15/27		3,914	3,594,109

6.25%, 3/15/26(1)		4,436	4,418,766

7.50%, 3/15/27		1,705	1,720,106

			$27,426,503

Air Transportation — 1.3%

Air Canada:

3.875%, 8/15/26(1)		1,891	$1,750,631

4.625%, 8/15/29(1)	CAD	1,045	742,103

American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:

5.50%, 4/20/26(1)		2,780	2,758,914

5.75%, 4/20/29(1)		3,580	3,455,416

United Airlines, Inc.:

4.375%, 4/15/26(1)		1,156	1,117,274

4.625%, 4/15/29(1)		1,799	1,653,182

VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(1)		2,796	2,443,257

			$13,920,777

Automotive & Auto Parts — 3.8%

Allison Transmission, Inc., 3.75%, 1/30/31(1)		623	$539,911

Clarios Global, L.P., 6.75%, 5/15/25(1)		653	666,938

Clarios Global, L.P./Clarios US Finance Co.:

4.375%, 5/15/26(9)	EUR	2,758	2,794,116

8.50%, 5/15/27(1)		3,256	3,258,084

Ford Motor Co.:

3.25%, 2/12/32		6,249	5,088,779

4.75%, 1/15/43		2,651	2,139,185

7.45%, 7/16/31		794	864,650

17	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Automotive & Auto Parts (continued)

Ford Motor Co.: (continued)

9.625%, 4/22/30	350	$428,337

Ford Motor Credit Co., LLC:

1.741% (3 mo. USD LIBOR + 1.235%), 2/15/23(2)	539	535,651

2.90%, 2/16/28	568	487,938

3.087%, 1/9/23	538	539,135

3.37%, 11/17/23	881	866,684

3.625%, 6/17/31	2,065	1,719,629

3.815%, 11/2/27	4,294	3,912,757

4.00%, 11/13/30	1,461	1,265,949

4.125%, 8/17/27	6,184	5,739,989

4.25%, 9/20/22	778	781,423

4.271%, 1/9/27	752	709,666

4.375%, 8/6/23	507	507,933

5.584%, 3/18/24	403	408,035

Goodyear Tire & Rubber Co. (The):

5.00%, 7/15/29	2,856	2,549,994

5.25%, 7/15/31	2,301	1,987,857

Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)	1,572	1,276,873

Wheel Pros, Inc., 6.50%, 5/15/29(1)	3,302	2,513,846

		$41,583,359

Banking & Thrifts — 0.4%

JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(10)(11)	2,385	$2,210,418

SVB Financial Group, 4.10% to 2/15/31(10)(11)	3,289	2,680,535

		$4,890,953

Broadcasting — 2.0%

Audacy Capital Corp., 6.75%, 3/31/29(1)	2,316	$2,008,817

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	594	220,516

Netflix, Inc.:

5.875%, 2/15/25	2,155	2,238,582

5.875%, 11/15/28	4,530	4,677,225

Playtika Holding Corp., 4.25%, 3/15/29(1)	1,512	1,364,308

Sirius XM Radio, Inc.:

3.125%, 9/1/26(1)	1,394	1,285,805

3.875%, 9/1/31(1)	1,401	1,185,253

4.125%, 7/1/30(1)	3,608	3,172,785

5.00%, 8/1/27(1)	2,980	2,879,231

Townsquare Media, Inc., 6.875%, 2/1/26(1)	2,038	2,031,631

Univision Communications, Inc., 4.50%, 5/1/29(1)	1,583	1,422,769

		$22,486,922

Security	Principal Amount* (000’s omitted)		Value

Building Materials — 2.2%

Builders FirstSource, Inc.:

4.25%, 2/1/32(1)		3,014	$2,577,739

5.00%, 3/1/30(1)		2,685	2,487,263

Masonite International Corp., 5.375%, 2/1/28(1)		1,059	1,015,925

MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		2,025	1,754,055

Oscar AcquisitionCo, LLC/Oscar Finance, Inc., 9.50%, 4/15/30(1)		1,251	1,142,976

PGT Innovations, Inc., 4.375%, 10/1/29(1)		2,368	2,080,797

SRM Escrow Issuer, LLC, 6.00%, 11/1/28(1)		7,250	6,971,999

Standard Industries, Inc.:

2.25%, 11/21/26(9)	EUR	2,443	2,285,128

3.375%, 1/15/31(1)		863	690,473

4.375%, 7/15/30(1)		2,932	2,448,220

5.00%, 2/15/27(1)		690	654,586

			$24,109,161

Cable & Satellite TV — 1.9%

CCO Holdings, LLC/CCO Holdings Capital Corp.:

4.50%, 8/15/30(1)		5,982	$5,229,195

4.50%, 5/1/32		2,500	2,107,812

4.75%, 3/1/30(1)		4,255	3,809,884

4.75%, 2/1/32(1)		1,825	1,571,708

5.00%, 2/1/28(1)		1,895	1,807,205

5.375%, 6/1/29(1)		868	823,576

CSC Holdings, LLC:

3.375%, 2/15/31(1)		1,221	956,031

6.50%, 2/1/29(1)		201	191,286

7.50%, 4/1/28(1)		1,273	1,175,520

Radiate Holdco, LLC/Radiate Finance, Inc., 6.50%, 9/15/28(1)		1,481	1,305,146

Ziggo B.V., 4.875%, 1/15/30(1)		2,756	2,446,088

			$21,423,451

Capital Goods — 0.8%

Frigoglass Finance B.V., 6.875%, 2/12/25(9)	EUR	3,357	$2,414,856

Madison IAQ, LLC, 5.875%, 6/30/29(1)		3,361	2,743,450

Patrick Industries, Inc., 4.75%, 5/1/29(1)		1,710	1,468,462

Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		2,847	2,565,859

			$9,192,627

Chemicals — 1.5%

ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)		1,431	$1,263,917

18	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value

Chemicals (continued)

Compass Minerals International, Inc., 6.75%, 12/1/27(1)		2,935	$2,975,151

Herens Holdco S.a.r.l., 4.75%, 5/15/28(1)		2,171	1,907,766

Herens Midco S.a.r.l., 5.25%, 5/15/29(9)	EUR	2,000	1,748,791

NOVA Chemicals Corp., 4.25%, 5/15/29(1)		2,428	2,104,554

Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		2,294	2,171,179

Valvoline, Inc.:

3.625%, 6/15/31(1)		1,154	939,760

4.25%, 2/15/30(1)		1,326	1,152,725

W.R. Grace Holdings, LLC, 4.875%, 6/15/27(1)		1,829	1,721,912

			$15,985,755

Consumer Products — 0.8%

Central Garden & Pet Co.:

4.125%, 10/15/30		1,215	$1,052,190

5.125%, 2/1/28		1,391	1,344,060

Edgewell Personal Care Co., 4.125%, 4/1/29(1)		2,936	2,609,649

Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		5,159	4,284,756

			$9,290,655

Containers — 0.8%

Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/1/29(1)		2,218	$1,903,587

Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(1)		3,826	3,290,762

Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,415	1,371,842

LABL, Inc.:

5.875%, 11/1/28(1)		767	702,716

8.25%, 11/1/29(1)		1,537	1,263,222

			$8,532,129

Diversified Financial Services — 3.1%

Ally Financial, Inc., 4.70% to 5/15/26(10)(11)		2,025	$1,754,916

Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		2,114	1,989,919

Coinbase Global, Inc.:

3.375%, 10/1/28(1)		1,254	975,882

3.625%, 10/1/31(1)		1,662	1,230,902

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:

5.25%, 5/15/27		2,726	2,551,154

6.25%, 5/15/26		2,030	2,016,216

Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)		3,426	3,177,255

Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(1)		2,688	2,510,538

MoneyGram International, Inc., 5.375%, 8/1/26(1)		2,666	2,722,733

Security	Principal Amount* (000’s omitted)	Value

Diversified Financial Services (continued)

MSCI, Inc.:

3.625%, 9/1/30(1)	867	$765,951

3.875%, 2/15/31(1)	2,176	1,967,267

Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(1)	2,119	2,147,278

PRA Group, Inc.:

5.00%, 10/1/29(1)	2,015	1,867,694

7.375%, 9/1/25(1)	2,428	2,515,250

PROG Holdings, Inc., 6.00%, 11/15/29(1)	1,660	1,469,059

Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:

2.875%, 10/15/26(1)	2,036	1,804,130

3.625%, 3/1/29(1)	3,127	2,677,728

		$34,143,872

Diversified Media — 1.1%

Cars.com, Inc., 6.375%, 11/1/28(1)	3,183	$2,986,147

Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	2,025	1,911,175

National CineMedia, LLC:

5.75%, 8/15/26	1,660	1,172,524

5.875%, 4/15/28(1)	2,260	1,946,222

Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)	2,509	2,455,546

Urban One, Inc., 7.375%, 2/1/28(1)	1,400	1,357,986

		$11,829,600

Energy — 12.6%

Aethon III BR, LLC, 9.00%, (1 mo. USD LIBOR + 7.50%, Floor 1.50%), 10/1/25(2)	3,437	$3,471,552

Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)	3,039	3,135,881

Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:

5.75%, 3/1/27(1)	3,242	3,163,219

7.875%, 5/15/26(1)	1,283	1,343,372

Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	1,272	1,235,513

Callon Petroleum Co., 8.00%, 8/1/28(1)	3,002	3,109,051

Centennial Resource Production, LLC:

5.375%, 1/15/26(1)	328	320,991

6.875%, 4/1/27(1)	2,731	2,729,361

Cheniere Energy Partners, L.P.:

4.00%, 3/1/31	2,552	2,313,796

4.50%, 10/1/29	1,896	1,817,999

Cheniere Energy, Inc., 4.625%, 10/15/28	2,512	2,433,550

CNX Resources Corp., 6.00%, 1/15/29(1)	1,061	1,048,570

19	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

Colgate Energy Partners III, LLC:

5.875%, 7/1/29(1)	4,333	$4,317,315

7.75%, 2/15/26(1)	1,675	1,756,740

CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(1)	2,637	2,584,182

CVR Energy, Inc., 5.75%, 2/15/28(1)	4,038	3,790,228

DCP Midstream, L.P., Series A, 7.375% to 12/15/22(10)(11)	1,921	1,829,753

DT Midstream, Inc., 4.125%, 6/15/29(1)	2,690	2,451,424

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	1,055	1,058,882

EQM Midstream Partners, L.P.:

4.50%, 1/15/29(1)	2,111	1,903,763

4.75%, 1/15/31(1)	2,377	2,123,374

6.00%, 7/1/25(1)	1,116	1,107,362

6.50%, 7/1/27(1)	1,121	1,133,544

EQT Corp.:

5.00%, 1/15/29	489	488,095

6.625%, 2/1/25	614	639,837

7.50%, 2/1/30	900	998,222

Great Western Petroleum, LLC/Great Western Finance Corp., 12.00%, 9/1/25(1)	3,313	3,696,066

Hilcorp Energy I, L.P./Hilcorp Finance Co.:

5.75%, 2/1/29(1)	994	975,382

6.00%, 4/15/30(1)	677	672,806

6.00%, 2/1/31(1)	794	769,219

Laredo Petroleum, Inc.:

9.50%, 1/15/25	694	712,332

10.125%, 1/15/28	1,045	1,101,174

Nabors Industries, Ltd.:

7.25%, 1/15/26(1)	1,037	1,014,855

7.50%, 1/15/28(1)	1,118	1,071,983

9.00%, 2/1/25(1)	1,722	1,787,126

Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	5,066	5,028,081

New Fortress Energy, Inc., 6.50%, 9/30/26(1)	3,289	3,186,745

Oasis Petroleum, Inc., 6.375%, 6/1/26(1)	1,560	1,569,407

Occidental Petroleum Corp.:

3.40%, 4/15/26	718	684,674

4.20%, 3/15/48	1,470	1,220,534

4.40%, 8/15/49	1,192	1,013,057

4.625%, 6/15/45	792	684,347

6.125%, 1/1/31	1,739	1,830,132

6.20%, 3/15/40	736	763,026

6.625%, 9/1/30	2,386	2,589,192

8.50%, 7/15/27	3,859	4,355,731

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

Occidental Petroleum Corp.: (continued)

8.875%, 7/15/30	3,417	$4,108,943

Parkland Corp.:

4.50%, 10/1/29(1)	2,371	2,079,474

4.625%, 5/1/30(1)	2,389	2,094,639

PBF Holding Co., LLC/PBF Finance Corp., 9.25%, 5/15/25(1)	4,309	4,475,177

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(10)(11)	2,343	1,973,978

Precision Drilling Corp.:

6.875%, 1/15/29(1)	1,307	1,269,639

7.125%, 1/15/26(1)	1,095	1,099,687

Shelf Drilling Holdings, Ltd.:

8.25%, 2/15/25(1)	2,176	1,814,806

8.875%, 11/15/24(1)	630	643,510

Southwestern Energy Co., 4.75%, 2/1/32	2,583	2,446,824

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	1,145	1,042,895

Sunoco, L.P./Sunoco Finance Corp.:

4.50%, 5/15/29	1,297	1,168,033

4.50%, 4/30/30(1)	3,300	2,982,144

Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(1)	2,921	2,672,671

Tap Rock Resources, LLC, 7.00%, 10/1/26(1)	3,755	3,798,126

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:

4.00%, 1/15/32	2,441	2,217,453

4.875%, 2/1/31	325	312,887

5.50%, 3/1/30	309	306,734

6.50%, 7/15/27	1,087	1,121,077

Tervita Corp., 11.00%, 12/1/25(1)	3,338	3,726,043

Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)	1,452	1,399,342

Venture Global Calcasieu Pass, LLC:

3.875%, 8/15/29(1)	2,380	2,174,856

3.875%, 11/1/33(1)	1,117	973,510

4.125%, 8/15/31(1)	1,449	1,317,184

Weatherford International, Ltd., 8.625%, 4/30/30(1)	2,338	2,317,613

Western Midstream Operating, L.P.:

4.50%, 3/1/28	224	213,931

4.55%, 2/1/30	1,803	1,658,877

4.75%, 8/15/28	224	218,435

		$138,659,933

Entertainment & Film — 0.3%

Cinemark USA, Inc.:

5.25%, 7/15/28(1)	2,166	$1,927,426

20	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Entertainment & Film (continued)

Cinemark USA, Inc.: (continued)

5.875%, 3/15/26(1)	588	$549,054

8.75%, 5/1/25(1)	411	428,761

		$2,905,241

Environmental — 1.3%

Clean Harbors, Inc.:

4.875%, 7/15/27(1)	1,029	$1,009,722

5.125%, 7/15/29(1)	1,117	1,103,199

Covanta Holding Corp.:

4.875%, 12/1/29(1)	2,689	2,449,961

5.00%, 9/1/30	804	727,359

GFL Environmental, Inc.:

3.50%, 9/1/28(1)	4,074	3,631,645

3.75%, 8/1/25(1)	669	634,704

4.75%, 6/15/29(1)	5,193	4,719,528

		$14,276,118

Food & Drug Retail — 1.0%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:

4.875%, 2/15/30(1)	2,492	$2,259,945

5.875%, 2/15/28(1)	1,807	1,758,319

Arko Corp., 5.125%, 11/15/29(1)	3,615	3,204,047

Ingles Markets, Inc., 4.00%, 6/15/31(1)	2,410	2,168,108

Murphy Oil USA, Inc.:

4.75%, 9/15/29	210	199,270

5.625%, 5/1/27	1,190	1,175,149

		$10,764,838

Food, Beverage & Tobacco — 3.1%

BellRing Brands, Inc., 7.00%, 3/15/30(1)	4,603	$4,505,094

Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	2,154	2,122,939

HLF Financing S.a.r.l., LLC/Herbalife International, Inc., 4.875%, 6/1/29(1)	1,308	1,054,523

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)	2,970	2,936,751

Kraft Heinz Foods Co.:

3.875%, 5/15/27	1,198	1,173,138

4.25%, 3/1/31	3,298	3,199,954

4.375%, 6/1/46	525	460,741

4.625%, 10/1/39	1,361	1,258,123

5.50%, 6/1/50	369	372,600

Security	Principal Amount* (000’s omitted)	Value

Food, Beverage & Tobacco (continued)

Performance Food Group, Inc.:

4.25%, 8/1/29(1)	4,485	$3,992,614

5.50%, 10/15/27(1)	1,504	1,461,407

6.875%, 5/1/25(1)	890	912,575

Pilgrim’s Pride Corp., 3.50%, 3/1/32(1)	4,361	3,691,608

Post Holdings, Inc.:

4.50%, 9/15/31(1)	631	525,579

4.625%, 4/15/30(1)	3,164	2,708,985

US Foods, Inc., 4.75%, 2/15/29(1)	3,511	3,247,991

		$33,624,622

Gaming — 2.8%

Caesars Entertainment, Inc.:

4.625%, 10/15/29(1)	784	$673,170

6.25%, 7/1/25(1)	3,256	3,295,560

8.125%, 7/1/27(1)	2,617	2,737,879

CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	3,352	3,235,635

Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc.:

4.625%, 1/15/29(1)	1,303	1,184,460

6.75%, 1/15/30(1)	3,482	3,017,623

International Game Technology PLC:

4.125%, 4/15/26(1)	1,237	1,167,851

6.25%, 1/15/27(1)	1,598	1,624,439

Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)	2,819	2,765,397

MGM Resorts International:

4.75%, 10/15/28	3,172	2,917,923

5.50%, 4/15/27	779	759,724

Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(1)	3,797	4,167,321

Scientific Games International, Inc., 7.00%, 5/15/28(1)	2,834	2,904,319

		$30,451,301

Healthcare — 8.3%

AdaptHealth, LLC:

4.625%, 8/1/29(1)	2,182	$1,852,038

5.125%, 3/1/30(1)	1,609	1,385,679

6.125%, 8/1/28(1)	1,065	1,007,857

Bausch Health Cos., Inc.:

5.25%, 1/30/30(1)	604	419,949

6.25%, 2/15/29(1)	655	477,416

7.25%, 5/30/29(1)	531	402,344

9.00%, 12/15/25(1)	1,815	1,824,075

Centene Corp.:

2.50%, 3/1/31	3,104	2,584,934

21	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Healthcare (continued)

Centene Corp.: (continued)

3.00%, 10/15/30	3,896	$3,395,422

3.375%, 2/15/30	4,823	4,315,886

4.25%, 12/15/27	1,716	1,666,511

4.625%, 12/15/29	3,802	3,687,940

CHS/Community Health Systems, Inc.:

5.25%, 5/15/30(1)	748	656,987

6.125%, 4/1/30(1)	626	515,558

6.875%, 4/15/29(1)	1,133	995,408

Emergent BioSolutions, Inc., 3.875%, 8/15/28(1)	1,771	1,506,244

Encompass Health Corp.:

4.625%, 4/1/31	1,043	921,949

4.75%, 2/1/30	1,044	944,898

Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)	1,153	1,065,332

Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)	2,774	2,416,307

Grifols Escrow Issuer S.A., 4.75%, 10/15/28(1)	2,962	2,706,498

HCA, Inc.:

5.375%, 9/1/26	3,410	3,494,057

5.875%, 2/15/26	2,349	2,434,739

5.875%, 2/1/29	2,038	2,125,808

HealthEquity, Inc., 4.50%, 10/1/29(1)	2,876	2,631,540

Jazz Securities DAC, 4.375%, 1/15/29(1)	1,910	1,762,023

Legacy LifePoint Health, LLC, 4.375%, 2/15/27(1)	587	543,706

LifePoint Health, Inc., 5.375%, 1/15/29(1)	4,020	3,442,125

Minerva Merger Sub, Inc., 6.50%, 2/15/30(1)	4,804	4,427,174

ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)	1,123	984,046

ModivCare, Inc., 5.875%, 11/15/25(1)	1,659	1,627,827

Molina Healthcare, Inc.:

3.875%, 11/15/30(1)	3,229	2,917,385

3.875%, 5/15/32(1)	2,207	1,941,012

Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(1)	6,961	6,067,486

Option Care Health, Inc., 4.375%, 10/31/29(1)	3,184	2,865,950

Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.125%, 4/30/31(1)	1,850	1,674,518

Perrigo Finance Unlimited Co., 3.90%, 6/15/30	2,117	1,903,333

Team Health Holdings, Inc., 6.375%, 2/1/25(1)	2,682	2,289,758

Tenet Healthcare Corp.:

4.375%, 1/15/30(1)	1,379	1,256,331

4.625%, 9/1/24(1)	476	472,456

5.125%, 11/1/27(1)	2,855	2,775,631

6.125%, 10/1/28(1)	2,565	2,466,786

6.875%, 11/15/31	137	142,126

Security	Principal Amount* (000’s omitted)		Value

Healthcare (continued)

US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)		5,199	$5,055,716

Varex Imaging Corp., 7.875%, 10/15/27(1)		1,564	1,612,844

			$91,663,609

Homebuilders & Real Estate — 3.3%

Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 4.50%, 4/1/27(1)		3,613	$3,277,930

Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)		1,227	1,148,846

Dycom Industries, Inc., 4.50%, 4/15/29(1)		1,923	1,757,074

Empire Communities Corp., 7.00%, 12/15/25(1)		2,304	2,185,943

HAT Holdings I, LLC/HAT Holdings II, LLC:

3.75%, 9/15/30(1)		3,492	3,017,175

6.00%, 4/15/25(1)		1,287	1,307,965

M/I Homes, Inc., 4.95%, 2/1/28		1,537	1,418,282

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		585	593,307

Outfront Media Capital, LLC/Outfront Media Capital Corp.:

4.625%, 3/15/30(1)		929	832,477

6.25%, 6/15/25(1)		1,219	1,235,841

Taylor Morrison Communities, Inc.:

5.75%, 1/15/28(1)		1,071	1,048,150

5.875%, 6/15/27(1)		1,493	1,483,803

TopBuild Corp., 4.125%, 2/15/32(1)		2,753	2,376,036

VICI Properties, L.P./VICI Note Co., Inc.:

3.75%, 2/15/27(1)		543	501,303

4.125%, 8/15/30(1)		1,859	1,672,868

4.25%, 12/1/26(1)		778	738,143

4.625%, 12/1/29(1)		4,004	3,765,662

5.625%, 5/1/24(1)		2,505	2,545,706

Vivion Investments S.a.r.l.:

3.00%, 8/8/24(9)	EUR	5,000	4,853,415

3.50%, 11/1/25(9)	EUR	100	95,697

			$35,855,623

Insurance — 0.6%

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		2,895	$2,740,899

AmWINS Group, Inc., 4.875%, 6/30/29(1)		1,466	1,343,839

BroadStreet Partners, Inc., 5.875%, 4/15/29(1)		2,399	2,084,251

			$6,168,989

22	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Leisure — 2.3%

Carnival Corp.:

5.75%, 3/1/27(1)	1,786	$1,620,259

6.00%, 5/1/29(1)	973	874,717

7.625%, 3/1/26(1)	785	769,214

Life Time, Inc.:

5.75%, 1/15/26(1)	1,452	1,410,843

8.00%, 4/15/26(1)	2,616	2,557,402

Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	2,037	2,001,464

NCL Corp., Ltd.:

5.875%, 3/15/26(1)	792	732,604

5.875%, 2/15/27(1)	946	903,033

7.75%, 2/15/29(1)	792	769,317

NCL Finance, Ltd., 6.125%, 3/15/28(1)	485	437,160

Powdr Corp., 6.00%, 8/1/25(1)	1,943	1,976,789

SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	1,691	1,540,856

Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)	2,674	2,556,411

Viking Cruises, Ltd.:

5.875%, 9/15/27(1)	5,559	4,717,228

6.25%, 5/15/25(1)	1,820	1,678,322

7.00%, 2/15/29(1)	753	671,122

Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)	521	460,447

		$25,677,188

Metals & Mining — 2.0%

Arconic Corp., 6.125%, 2/15/28(1)	787	$763,878

Constellium N.V., 5.875%, 2/15/26(1)	815	807,934

Coronado Finance Pty, Ltd., 10.75%, 5/15/26(1)	3,250	3,493,945

Eldorado Gold Corp., 6.25%, 9/1/29(1)	1,913	1,853,324

First Quantum Minerals, Ltd.:

6.875%, 3/1/26(1)	448	449,763

7.50%, 4/1/25(1)	2,736	2,773,102

Freeport-McMoRan, Inc., 5.45%, 3/15/43	2,400	2,402,796

Hudbay Minerals, Inc.:

4.50%, 4/1/26(1)	1,499	1,387,729

6.125%, 4/1/29(1)	1,069	1,012,888

New Gold, Inc.:

6.375%, 5/15/25(1)	863	878,448

7.50%, 7/15/27(1)	2,994	3,016,365

Novelis Corp.:

3.25%, 11/15/26(1)	1,755	1,603,447

4.75%, 1/30/30(1)	1,281	1,179,961

		$21,623,580

Security	Principal Amount* (000’s omitted)	Value

Paper — 0.3%

Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	3,340	$3,407,151

Glatfelter Corp., 4.75%, 11/15/29(1)	457	366,176

		$3,773,327

Restaurant — 1.0%

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:

3.875%, 1/15/28(1)	1,761	$1,622,735

4.00%, 10/15/30(1)	4,616	3,952,450

5.75%, 4/15/25(1)	581	594,206

Dave & Buster’s, Inc., 7.625%, 11/1/25(1)	4,216	4,379,454

IRB Holding Corp., 7.00%, 6/15/25(1)	978	1,007,678

		$11,556,523

Services — 5.4%

Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	1,764	$1,621,778

Allied Universal Holdco, LLC/Allied Universal Finance Corp.:

6.625%, 7/15/26(1)	2,712	2,624,131

9.75%, 7/15/27(1)	2,000	1,943,860

Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:

4.625%, 6/1/28(1)	1,076	945,621

4.625%, 6/1/28(1)	1,231	1,090,863

APi Escrow Corp., 4.75%, 10/15/29(1)	1,699	1,531,521

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	1,088	1,021,289

BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	5,415	5,081,869

Gartner, Inc.:

3.625%, 6/15/29(1)	605	542,289

3.75%, 10/1/30(1)	1,023	913,871

4.50%, 7/1/28(1)	1,449	1,390,751

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	4,046	4,041,367

Hertz Corp. (The):

4.625%, 12/1/26(1)	372	339,582

5.00%, 12/1/29(1)	2,980	2,611,344

Korn Ferry, 4.625%, 12/15/27(1)	3,099	2,939,975

McGraw-Hill Education, Inc.:

5.75%, 8/1/28(1)	1,092	976,668

8.00%, 8/1/29(1)	3,872	3,470,706

NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	1,776	1,675,825

Ritchie Bros. Holdings, Inc., 4.75%, 12/15/31(1)	2,664	2,668,103

Sabre GLBL, Inc.:

7.375%, 9/1/25(1)	1,500	1,520,145

23	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Services (continued)

Sabre GLBL, Inc.: (continued)

9.25%, 4/15/25(1)	2,614	$2,793,294

SRS Distribution, Inc.:

6.00%, 12/1/29(1)	1,692	1,486,744

6.125%, 7/1/29(1)	1,668	1,474,078

Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(1)	2,854	2,744,464

Terminix Co., LLC (The), 7.45%, 8/15/27	5,040	5,642,809

WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	3,901	3,798,696

WESCO Distribution, Inc., 7.25%, 6/15/28(1)	743	767,891

White Cap Buyer, LLC, 6.875%, 10/15/28(1)	755	692,762

White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(12)	1,481	1,431,031

		$59,783,327

Steel — 1.4%

Allegheny Ludlum, LLC, 6.95%, 12/15/25	2,155	$2,279,257

Allegheny Technologies, Inc., 5.875%, 12/1/27	86	83,112

Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,292	1,322,362

Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	3,792	3,979,230

Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	5,740	5,816,543

TMS International Corp., 6.25%, 4/15/29(1)	1,627	1,417,402

		$14,897,906

Super Retail — 3.1%

Asbury Automotive Group, Inc.:

4.625%, 11/15/29(1)	839	$756,501

4.75%, 3/1/30	743	666,843

5.00%, 2/15/32(1)	2,334	2,074,704

Bath & Body Works, Inc.:

6.625%, 10/1/30(1)	201	200,297

6.75%, 7/1/36	694	674,561

6.875%, 11/1/35	3,067	3,002,762

6.95%, 3/1/33	1,621	1,542,989

7.60%, 7/15/37	855	810,476

9.375%, 7/1/25(1)	289	325,473

Gap, Inc. (The):

3.625%, 10/1/29(1)	1,962	1,599,030

3.875%, 10/1/31(1)	713	569,687

Group 1 Automotive, Inc., 4.00%, 8/15/28(1)	1,497	1,348,969

Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)	2,048	1,866,404

LCM Investments Holdings II, LLC, 4.875%, 5/1/29(1)	2,840	2,492,171

Lithia Motors, Inc.:

3.875%, 6/1/29(1)	905	818,396

4.375%, 1/15/31(1)	3,144	2,889,478

Security	Principal Amount* (000’s omitted)	Value

Super Retail (continued)

PetSmart, Inc./PetSmart Finance Corp.:

4.75%, 2/15/28(1)	2,225	$2,072,376

7.75%, 2/15/29(1)	3,088	3,076,003

Sonic Automotive, Inc.:

4.625%, 11/15/29(1)	1,961	1,689,944

4.875%, 11/15/31(1)	1,634	1,396,972

Victoria’s Secret & Co., 4.625%, 7/15/29(1)	3,559	2,924,039

William Carter Co. (The), 5.625%, 3/15/27(1)	1,510	1,506,519

		$34,304,594

Technology — 3.3%

Black Knight InfoServ, LLC, 3.625%, 9/1/28(1)	1,901	$1,765,506

Booz Allen Hamilton, Inc.:

3.875%, 9/1/28(1)	2,659	2,452,808

4.00%, 7/1/29(1)	1,006	929,237

CDK Global, Inc., 5.25%, 5/15/29(1)	2,652	2,675,735

Ciena Corp., 4.00%, 1/31/30(1)	1,543	1,409,176

Condor Merger Sub, Inc., 7.375%, 2/15/30(1)	2,042	1,829,336

Fair Isaac Corp., 4.00%, 6/15/28(1)	2,227	2,037,750

II-VI, Inc., 5.00%, 12/15/29(1)	1,836	1,723,719

Imola Merger Corp., 4.75%, 5/15/29(1)	4,502	4,192,600

LogMeIn, Inc., 5.50%, 9/1/27(1)	193	169,117

ON Semiconductor Corp., 3.875%, 9/1/28(1)	3,132	2,910,145

Open Text Corp., 3.875%, 2/15/28(1)	1,596	1,456,172

Open Text Holdings, Inc., 4.125%, 2/15/30(1)	1,481	1,316,476

Presidio Holdings, Inc.:

4.875%, 2/1/27(1)	412	391,447

8.25%, 2/1/28(1)	4,481	4,357,593

Sensata Technologies, Inc., 3.75%, 2/15/31(1)	1,401	1,186,850

SS&C Technologies, Inc., 5.50%, 9/30/27(1)	961	943,001

Viavi Solutions, Inc., 3.75%, 10/1/29(1)	1,295	1,166,873

VM Consolidated, Inc., 5.50%, 4/15/29(1)	3,274	2,934,224

		$35,847,765

Telecommunications — 4.4%

Altice France Holding S.A.:

6.00%, 2/15/28(1)	884	$731,607

10.50%, 5/15/27(1)	1,614	1,638,145

Altice France S.A.:

5.125%, 7/15/29(1)	1,060	899,103

5.50%, 1/15/28(1)	1,052	928,348

5.50%, 10/15/29(1)	1,158	985,614

8.125%, 2/1/27(1)	4,715	4,756,563

24	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value

Telecommunications (continued)

Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		5,056	$4,922,850

DKT Finance ApS, 9.375%, 6/17/23(1)		2,075	2,068,775

Iliad Holding SAS.:

6.50%, 10/15/26(1)		1,488	1,431,962

7.00%, 10/15/28(1)		1,349	1,277,294

LCPR Senior Secured Financing DAC:

5.125%, 7/15/29(1)		2,163	1,972,656

6.75%, 10/15/27(1)		425	423,126

Level 3 Financing, Inc.:

4.25%, 7/1/28(1)		2,084	1,764,439

5.25%, 3/15/26		2,180	2,122,829

Sprint Capital Corp., 6.875%, 11/15/28		3,180	3,495,186

Sprint Corp.:

7.125%, 6/15/24		1,813	1,910,530

7.625%, 2/15/25		3,285	3,498,098

7.625%, 3/1/26		1,199	1,303,529

7.875%, 9/15/23		2,800	2,943,626

Telecom Italia SpA, 5.303%, 5/30/24(1)		880	864,534

T-Mobile USA, Inc.:

2.25%, 2/15/26		844	777,396

2.625%, 2/15/29		2,505	2,168,629

2.875%, 2/15/31		903	767,893

4.75%, 2/1/28		1,095	1,081,997

Viasat, Inc., 5.625%, 4/15/27(1)		888	825,227

Virgin Media Finance PLC, 5.00%, 7/15/30(1)		1,029	896,568

Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(9)	GBP	1,106	1,268,181

Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		1,100	1,000,797

			$48,725,502

Transport Excluding Air & Rail — 0.2%

Seaspan Corp., 5.50%, 8/1/29(1)		2,386	$2,109,820

			$2,109,820

Utility — 2.5%

Calpine Corp.:

4.50%, 2/15/28(1)		1,810	$1,678,232

4.625%, 2/1/29(1)		1,060	927,797

5.00%, 2/1/31(1)		420	358,686

5.125%, 3/15/28(1)		3,554	3,232,754

Drax Finco PLC, 6.625%, 11/1/25(1)		2,026	2,041,327

FirstEnergy Corp.:

2.65%, 3/1/30		750	637,230

Security	Principal Amount* (000’s omitted)	Value

Utility (continued)

FirstEnergy Corp.: (continued)

Series B, 4.40%, 7/15/27	2,275	$2,209,810

Series C, 7.375%, 11/15/31	655	752,205

Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(1)	1,200	1,077,996

NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	1,628	1,544,166

NRG Energy, Inc.:

3.375%, 2/15/29(1)	970	823,399

3.625%, 2/15/31(1)	1,617	1,348,732

3.875%, 2/15/32(1)	3,164	2,645,895

5.25%, 6/15/29(1)	1,247	1,176,283

Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,596	1,494,359

TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	2,981	2,789,679

Vistra Operations Co., LLC:

4.375%, 5/1/29(1)	1,094	994,161

5.00%, 7/31/27(1)	2,344	2,235,473

		$27,968,184

Total Corporate Bonds (identified cost $960,200,205)		$895,453,754

Preferred Stocks — 0.4%
Security	Shares	Value

Services — 0.4%

WESCO International, Inc., Series A, 10.625% to 6/22/25(11)	147,488	$4,210,783

Total Preferred Stocks (identified cost $4,129,729)		$4,210,783

Senior Floating-Rate Loans — 4.2%(13)
Borrower/Description	Principal Amount (000’s omitted)	Value

Air Transportation — 0.7%

Air Canada, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28	$1,831	$1,816,810

Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	4,344	4,512,897

SkyMiles IP, Ltd., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 10/20/27	1,373	1,420,673

		$7,750,380

25	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Broadcasting — 0.1%

Diamond Sports Group, LLC, Term Loan, 9.00%, (SOFR + 8.00%, Floor 1.00%), 5/26/26	$518	$529,448

		$529,448

Cable & Satellite TV — 0.1%

DIRECTV Financing, LLC, Term Loan, 5.76%, (1 mo. USD LIBOR + 5.00%), 8/2/27	$1,416	$1,412,577

		$1,412,577

Gaming — 0.3%

Gateway Casinos & Entertainment Limited, Term Loan, 12/1/23(14)	$643	$643,401

Spectacle Gary Holdings, LLC, Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 11/19/28	2,932	2,922,663

		$3,566,064

Healthcare — 0.8%

Jazz Financing Lux S.a.r.l., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 5/5/28	$6,246	$6,243,827

Radnet Management, Inc., Term Loan, 4/21/28(14)	816	809,260

Verscend Holding Corp., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 8/27/25	2,102	2,100,069

		$9,153,156

Insurance — 0.3%

Asurion, LLC:

Term Loan - Second Lien, 6.014%, (1 mo. USD LIBOR + 5.25%), 1/31/28	$2,687	$2,615,908

Term Loan - Second Lien, 6.014%, (1 mo. USD LIBOR + 5.25%), 1/20/29	829	805,166

		$3,421,074

Restaurant — 0.4%

IRB Holding Corp., Term Loan, 3.75%, (SOFR + 3.00%, Floor 0.75%), 12/15/27	$3,864	$3,818,379

		$3,818,379

Services — 0.7%

AlixPartners, LLP, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 2/4/28	$1,896	$1,878,734

Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28	3,507	3,495,620

Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 9.75%, (3 mo. USD LIBOR + 8.75%, Floor 1.00%), 2.50% cash, 7.25% PIK, 2/28/25	2,455	2,514,439

		$7,888,793

Borrower/Description	Principal Amount (000’s omitted)	Value

Super Retail — 0.4%

PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$4,373	$4,342,843

		$4,342,843

Technology — 0.4%

GoTo Group, Inc., Term Loan, 5.304%, (1 mo. USD LIBOR + 4.75%), 8/31/27	$736	$712,856

RealPage, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/24/28	2,736	2,699,311

Riverbed Technology, Inc., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 7.00% cash, 2.00% PIK, 12/8/26	1,206	952,187

		$4,364,354

Total Senior Floating-Rate Loans (identified cost $46,587,867)		$46,247,068

Miscellaneous — 3.2%
Security	Principal Amount/ Shares	Value

Cable & Satellite TV — 0.0%

ACC Claims Holdings, LLC(4)(5)	$8,415,190	$0

		$0

Gaming — 3.2%

PGP Investors, LLC, Membership Interests(4)(5)(6)	15,849	$35,242,817

		$35,242,817

Services — 0.0%(8)

Hertz Corp., Escrow Certificates(4)(15)	$502,000	$30,120

		$30,120

Total Miscellaneous (identified cost $743,314)		$35,272,937

26	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 4.3%
Description	Shares	Value

Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(16)	47,849,196	$47,849,196

Total Short-Term Investments (identified cost $47,849,196)		$47,849,196

Total Investments — 98.5% (identified cost $1,113,024,232)		$1,083,769,940

Other Assets, Less Liabilities — 1.5%		$16,228,935

Net Assets — 100.0%		$1,099,998,875

The percentage shown for each investment category in the Portfolio of

Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $712,830,595 or 64.8% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2022.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2022.

(4)	Non-income producing security.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(6)	Restricted security (see Note 5).

(7)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(8)	Amount is less than 0.05%.
(9)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of these securities is $17,436,634 or 1.6% of the Portfolio’s net assets.

(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(11)	Security converts to variable rate after the indicated fixed-rate coupon period.

(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(13)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(14)	This Senior Loan will settle after April 30, 2022, at which time the interest rate will be determined.

(15)	Amount represents principal in USD.

(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.

Forward Foreign Currency Exchange Contracts (OTC)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	752,131	CAD	963,612	Bank of America, N.A.	7/29/22	$2,297	$—

USD	4,032,846	EUR	3,798,323	Bank of America, N.A.	7/29/22	7,583	—

USD	3,712,908	EUR	3,500,000	Bank of America, N.A.	7/29/22	3,792	—

USD	56,184	EUR	53,000	Bank of America, N.A.	7/29/22	18	—

USD	3,388,970	EUR	3,199,000	Bank of America, N.A.	7/29/22	—	(1,162)

USD	3,437,368	EUR	3,258,278	Bank of America, N.A.	7/29/22	—	(15,583)

USD	1,296,865	GBP	1,032,647	Bank of America, N.A.	7/29/22	—	(2,144)

						$13,690	$(18,889)

27	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Abbreviations:

LIBOR	–	London Interbank Offered Rate

OTC	–	Over-the-counter

PIK	–	Payment In Kind

SOFR	–	Secured Overnight Financing Rate

Currency Abbreviations:

CAD	–	Canadian Dollar

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

28	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Unaffiliated investments, at value (identified cost $1,065,175,036)	$1,035,920,744

Affiliated investment, at value (identified cost $47,849,196)	47,849,196

Cash	770,704

Restricted cash	570,000

Foreign currency, at value (identified cost $1,779)	1,781

Dividends and interest receivable	14,375,991

Dividends receivable from affiliated investment	2,040

Receivable for investments sold	4,988,854

Receivable for open forward foreign currency exchange contracts	13,690

Total assets	$1,104,493,000

Liabilities

Cash collateral due to broker	$570,000

Payable for investments purchased	3,334,139

Payable for open forward foreign currency exchange contracts	18,889

Payable to affiliates:

Investment adviser fee	395,890

Trustees’ fees	4,635

Accrued expenses	170,572

Total liabilities	$4,494,125

Net Assets applicable to investors’ interest in Portfolio	$1,099,998,875

29	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income (net of foreign taxes withheld of $377)	$347,743

Dividend income from affiliated investments	25,592

Interest and other income	26,761,557

Total investment income	$27,134,892

Expenses

Investment adviser fee	$2,369,819

Trustees’ fees and expenses	28,691

Custodian fee	141,106

Legal and accounting services	57,814

Miscellaneous	8,459

Total expenses	$2,605,889

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$551

Total expense reductions	$551

Net expenses	$2,605,338

Net investment income	$24,529,554

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions	$1,165,582

Investment transactions - affiliated investment	(4,186)

Swap contracts	(119,427)

Foreign currency transactions	(9,422)

Forward foreign currency exchange contracts	1,637,396

Net realized gain	$2,669,943

Change in unrealized appreciation (depreciation):

Investments	$(79,438,745)

Swap contracts	(4,385)

Foreign currency	(18,317)

Forward foreign currency exchange contracts	(56,498)

Net change in unrealized appreciation (depreciation)	$(79,517,945)

Net realized and unrealized loss	$(76,848,002)

Net decrease in net assets from operations	$(52,318,448)

30	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$24,529,554	$45,403,248

Net realized gain	2,669,943	27,958,272

Net change in unrealized appreciation (depreciation)	(79,517,945)	45,885,631

Net increase (decrease) in net assets from operations	$(52,318,448)	$119,247,151

Capital transactions:

Contributions	$241,654,902	$200,254,483

Withdrawals	(89,432,579)	(269,157,903)

Net increase (decrease) in net assets from capital transactions	$152,222,323	$(68,903,420)

Net increase in net assets	$99,903,875	$50,343,731

Net Assets

At beginning of period	$1,000,095,000	$949,751,269

At end of period	$1,099,998,875	$1,000,095,000

31	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2021	2020	2019	2018	2017

Ratios (as a percentage of average daily net assets):

Expenses	0.48	%(1)(2)	0.49%	0.51%	0.50%	0.48%	0.48%

Net investment income	4.48	%(2)	4.78%	5.26%	5.61%	5.61%	5.61%

Portfolio Turnover	18	%(3)	64%	67%	32%	39%	42%

Total Return	(4.55	)%(3)	13.11%	1.69%	7.74%	0.59%	8.13%

Net assets, end of period (000’s omitted)	$1,099,999		$1,000,095	$949,751	$1,088,999	$1,373,102	$1,764,899

(1)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(2)	Annualized.

(3)	Not annualized.

32	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2022, Eaton Vance High Income Opportunities Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of

62.6% and 28.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

33

High Income Opportunities Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

I  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon)

34

High Income Opportunities Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley. as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income as follows and is payable monthly:

Total Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.000%

$500 million but less than $1 billion	0.275%	2.750%

$1 billion but less than $1.5 billion	0.250%	2.500%

$1.5 billion but less than $2 billion	0.225%	2.250%

$2 billion but less than $3 billion	0.200%	2.000%

$3 billion and over	0.175%	1.750%

For the six months ended April 30, 2022, the Portfolio’s investment adviser fee amounted to $2,369,819 or 0.43% (annualized) of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $551 relating to the Portfolio’s investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

35

High Income Opportunities Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $346,686,851 and $183,025,800, respectively, for the six months ended April 30, 2022.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,115,835,698

Gross unrealized appreciation	$46,601,652

Gross unrealized depreciation	(78,672,609)

Net unrealized depreciation	$(32,070,957)

5  Restricted Securities

At April 30, 2022, the Portfolio owned the following securities (representing 3.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date(s) of Acquisition	Shares	Cost	Value

Common Stocks

Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$1,442,896

HF Holdings, Inc.	10/27/09	13,600	730,450	2,210,544

New Cotai Participation Corp., Class B	4/12/13	7	216,125	0

Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	31,737	1,460,742	0

Total Common Stocks			$2,407,317	$3,653,440

Convertible Preferred Stocks

Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)	5/26/17	591	$591,000	$0

Total Convertible Preferred Stocks			$591,000	$0

Miscellaneous

PGP Investors, LLC, Membership Interests	2/18/15, 4/23/18, 12/17/21	15,849	$743,314	$35,242,817

Total Miscellaneous			$743,314	$35,242,817

Total Restricted Securities			$3,741,631	$38,896,257

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts

36

High Income Opportunities Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Portfolio of Investments. At April 30, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance total return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2022, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2022 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$13,690	(1)	$(18,889	)(2)

Total Derivatives subject to master netting or similar agreements	$13,690		$(18,889)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

37

High Income Opportunities Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2022.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$13,690	$(13,690)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(18,889)	$13,690	$—	$—	$(5,199)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2022 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Credit	Swap contracts (centrally cleared)	$(119,427)	$(4,385)

Foreign Exchange	Forward foreign currency exchange contracts	1,637,396	(56,498)

Total		$1,517,969	$(60,883)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts and Forward foreign currency exchange contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts and Forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2022, which are indicative of the volume of these derivative types, were as follows:

Forward Foreign Currency Exchange Contracts*	Swap Contracts

$19,411,000	$6,429,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

38

High Income Opportunities Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.

8 Investments in Affiliated Funds

At April 30, 2022, the value of the Portfolio’s investment in affiliated funds was $47,849,196, which represents 4.3% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period

Short-Term Investments

Cash Reserves Fund	$43,702,301	$257,583,839	$(301,281,954)	$(4,186)	$—	$—	$23,552	—

Liquidity Fund	—	48,481,507	(632,311)	—	—	47,849,196	2,040	47,849,196

Total				$(4,186)	$—	$47,849,196	$25,592

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Asset-Backed Securities	$—	$21,482,603	$—	$21,482,603

Commercial Mortgage-Backed Securities	—	2,762,041	—	2,762,041

Common Stocks	17,496,336	85,446	3,653,440	21,235,222

Convertible Bonds	—	6,376,064	—	6,376,064

Convertible Preferred Stocks	2,667,951	212,321	0	2,880,272

Corporate Bonds	—	895,453,754	—	895,453,754

Preferred Stocks	4,210,783	—	—	4,210,783

Senior Floating-Rate Loans	—	46,247,068	—	46,247,068

Miscellaneous	—	30,120	35,242,817	35,272,937

39

High Income Opportunities Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total

Short-Term Investments	$47,849,196	$—	$—	$47,849,196

Total Investments	$72,224,266	$972,649,417	$38,896,257	$1,083,769,940

Forward Foreign Currency Exchange Contracts	$—	$13,690	$—	$13,690

Total	$72,224,266	$972,663,107	$38,896,257	$1,083,783,630

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(18,889)	$—	$(18,889)

Total	$—	$(18,889)	$—	$(18,889)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2022 is not presented.

10 Risks and Uncertainties

Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

40

Eaton Vance

High Income Opportunities Fund

April 30, 2022

Officers and Trustees

Officers of Eaton Vance High Income Opportunities Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Officers of High Income Opportunities Portfolio

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio

George J. Gorman

Chairperson

Alan C. Bowser**

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

Nancy A. Wiser**

*	Interested Trustee

**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

41

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

42

Eaton Vance Funds

Privacy Notice — continued	April 2021

Page 2

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

43

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

44

This Page Intentionally Left Blank

Investment Adviser of High Income Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser of High Income Opportunities Portfolio

and Eaton Vance High Income Opportunities Fund

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Investment Adviser and Administrator of Eaton Vance High

Income Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.   Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7713    4.30.22

Eaton Vance
Multi-Asset Credit Fund
Semiannual Report
April 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2022
Eaton Vance
Multi-Asset Credit Fund

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Performance

Portfolio Manager(s) Justin H. Bourgette, CFA, John Redding and Kelley Baccei Gerrity of Eaton Vance Management; Jeffrey D. Mueller of Eaton Vance Advisers International Ltd.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/31/2011	10/31/2011	(3.91)%	(2.05)%	3.09%	3.37%
Class A with 3.25% Maximum Sales Charge	—	—	(7.05)	(5.25)	2.41	3.03
Class C at NAV	10/31/2011	10/31/2011	(4.26)	(2.78)	2.42	2.80
Class C with 1% Maximum Sales Charge	—	—	(5.21)	(3.72)	2.42	2.80
Class I at NAV	10/31/2011	10/31/2011	(3.87)	(1.89)	3.45	3.68
Class R6 at NAV	09/03/2019	10/31/2011	(3.85)	(1.76)	3.47	3.69

S&P/LSTA Leveraged Loan Index	—	—	0.59%	2.95%	3.96%	4.24%
ICE BofA Developed Markets High Yield ex-Subordinated Financials Index – Hedged USD	—	—	(6.84)	(4.91)	3.58	5.33
Blended Index	—	—	(3.16)	(1.03)	3.79	4.80
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	0.96%	1.71%	0.71%	0.65%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Fund Profile

Asset Allocation (% of total investments)
Credit Quality (% of total investments, excluding common stocks)*
*	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. For purposes of ratings restrictions, the average of Moody’s, S&P and Fitch is used. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

3

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Endnotes and Additional Disclosures

[1]	S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. ICE BofA Developed Markets High Yield ex-Subordinated Financials Index – Hedged USD is an unmanaged index of global developed market, below investment grade corporate bonds, USD hedged. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 50% S&P/LSTA Leveraged Loan Index and 50% ICE BofA Developed Markets High Yield ex-Subordinated Financials Index – Hedged USD, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Effective September 15, 2018, the Fund changed its investment strategy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in credit-related investments. Prior to September 15, 2018, the Fund was a “fund-of-funds” and invested primarily among other investment companies managed by Eaton Vance and its affiliates that invested in various asset classes.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expense waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/21)	Ending Account Value (4/30/22)	Expenses Paid During Period* (11/1/21 – 4/30/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 960.90	$4.76	0.98%
Class C	$1,000.00	$ 957.40	$8.40	1.73%
Class I	$1,000.00	$ 961.30	$3.50	0.72%
Class R6	$1,000.00	$ 961.50	$3.16	0.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.94	$4.91	0.98%
Class C	$1,000.00	$1,016.22	$8.65	1.73%
Class I	$1,000.00	$1,021.22	$3.61	0.72%
Class R6	$1,000.00	$1,021.57	$3.26	0.65%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2021.
5

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 5.5%
Security	Principal Amount (000's omitted)	Value
Ares LII CLO, Ltd., Series 2019-52A, Class DR, 4.436%, (3 mo. USD LIBOR + 3.30%), 4/22/31(1)(2)	$1,750	$ 1,713,250
Benefit Street Partners CLO XIX, Ltd.:
Series 2019-19A, Class D, 4.844%, (3 mo. USD LIBOR + 3.80%), 1/15/33(1)(2)	1,000	981,715
Series 2019-19A, Class E, 8.064%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	1,000	978,090
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 7.794%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	500	487,402
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 8.193%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	500	481,205
BlueMountain CLO, Ltd., Series 2018-1A, Class E, 7.236%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	250	229,466
Canyon Capital CLO, Ltd., Series 2020-3A, Class E, 8.294%, (3 mo. USD LIBOR + 7.25%), 1/15/34(1)(2)	1,000	986,607
Carlyle Global Market Strategies CLO, Ltd.:
Series 2014-3RA, Class C, 4.175%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	2,725	2,612,479
Series 2014-4RA, Class C, 3.944%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,000	1,882,116
Series 2014-4RA, Class D, 6.694%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	250	221,675
Series 2015-5A, Class DR, 7.763%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	250	232,216
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	62	61,428
Crown City CLO III, Series 2021-1A, Class C, 4.363%, (3 mo. USD LIBOR + 3.30%), 7/20/34(1)(2)	1,000	966,713
Foundation Finance Trust, Series 2017-1A, Class A, 3.30%, 7/15/33(1)	4	4,127
Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 7.763%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	500	481,415
Golub Capital Partners CLO 60B, Ltd., Series 2022-60A, Class D, 4.665%, (3 mo. SOFR + 3.77%), 10/25/34(1)(2)	2,000	1,977,436
Madison Park Funding XXXVI, Ltd.:
Series 2019-36A, Class D1R, 4.351%, (3 mo. SOFR + 3.50%), 4/15/35(1)(2)	1,000	991,549
Series 2019-36A, Class ER, 7.901%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	1,000	986,472
Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class ER, 7.104%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	250	242,455
Neuberger Berman Loan Advisers CLO 39, Ltd., Series 2020-39A, Class E, 8.263%, (3 mo. USD LIBOR + 7.20%), 1/20/32(1)(2)	1,500	1,471,504
Security	Principal Amount (000's omitted)	Value
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 6.894%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	$250	$ 244,839
Series 2015-1A, Class DR4, 6.98%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	1,000	974,117
Series 2019-1A, Class DR, 6.652%, (3 mo. USD LIBOR + 6.50%), 11/14/34(1)(2)	500	486,266
Series 2021-2A, Class E, 7.394%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	983,883
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class A, 3.318%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	117	116,009
RAD CLO 5, Ltd., Series 2019-5A, Class E, 7.884%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	500	497,666
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 7.134%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	1,000	939,116
Regatta XV Funding, Ltd., Series 2018-4A, Class D, 7.684%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	250	237,170
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(3)	1,288	1,211,485
Voya CLO, Ltd., Series 2016-3A, Class DR, 7.124%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	250	216,951
ZH Trust, Series 2021-1, Class A, 2.253%, 2/18/27(1)	454	445,357
Total Asset-Backed Securities (identified cost $24,805,445)		$ 24,342,179

Collateralized Mortgage Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Series 5160, Class ZY, 3.00%, 10/25/50	$768	$ 676,911
		$ 676,911
Total Collateralized Mortgage Obligations (identified cost $769,169)		$ 676,911

Commercial Mortgage-Backed Securities — 2.5%
Security	Principal Amount* (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(3)	600	$ 519,506
BBCMS Mortgage Trust:
Series 2017-C1, Class D, 3.658%, 2/15/50(1)(3)	1,000	848,345
Series 2017-DELC, Class D, 2.254%, (1 mo. USD LIBOR + 1.70%), 8/15/36(1)(2)	1,200	1,177,872

6
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class C, 3.054%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)		100	$ 99,788
CHT Mortgage Trust, Series 2017-CSMO, Class D, 2.804%, (1 mo. USD LIBOR + 2.25%), 11/15/36(1)(2)		1,460	1,448,416
CSMC, Series 2022-CNTR, Class A, 4.453%, (1 mo. SOFR + 3.94%), 1/15/24(1)(2)		1,000	954,825
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19, Class B, 4.394%, 4/15/47(3)		215	210,379
Series 2014-C23, Class D, 4.133%, 9/15/47(1)(3)		750	699,237
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class D, 5.924%, 8/15/46(1)(3)		14	14,368
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		150	43,527
Series 2021-MHC, Class C, 1.854%, (1 mo. USD LIBOR + 1.30%), 4/15/38(1)(2)		1,000	976,798
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 2.754%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)		100	91,350
Vita Scientia, Series 2022-1A, Class D, 2.49%, (3 mo. EURIBOR + 2.49%), 8/27/25(1)(2)	EUR	450	471,518
VMC Finance, LLC, Series 2021-HT1, Class B, 5.054%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(2)		2,000	1,956,200
Wells Fargo Commercial Mortgage Trust:
Series 2015-LC22, Class C, 4.706%, 9/15/58(3)		100	95,526
Series 2016-C35, Class D, 3.142%, 7/15/48(1)		1,700	1,330,621
Total Commercial Mortgage-Backed Securities (identified cost $11,229,701)			$ 10,938,276

Common Stocks — 0.1%
Security	Shares	Value
Electronics/Electrical — 0.0%(4)
Riverbed Technology, Inc.(5)(6)	846	$ 2,010
		$ 2,010
Oil and Gas — 0.0%
Sable Permian Resources, LLC(5)(6)(7)	11,719,991	$ 0
		$ 0
Surface Transport — 0.1%
Hertz Global Holdings, Inc.(5)(6)	4,650	$ 93,279
Security	Shares	Value
Surface Transport (continued)
Hertz Global Holdings, Inc.(5)	22,149	$ 444,309
		$ 537,588
Total Common Stocks (identified cost $11,741,740)		$ 539,598

Convertible Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Chemicals and Plastics — 0.1%
SGL Carbon SE, 3.00%, 9/20/23(8)	$200	$ 203,272
		$ 203,272
Leisure Goods/Activities/Movies — 0.1%
Peloton Interactive, Inc., 0.00%, 2/15/26	$741	$ 606,696
		$ 606,696
Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG, 0.875%, 9/28/22(8)	$800	$ 790,580
		$ 790,580
Technology — 0.0%(4)
1Life Healthcare, Inc., 3.00%, 6/15/25	$136	$ 114,852
		$ 114,852
Total Convertible Bonds (identified cost $1,758,398)		$ 1,715,400

Convertible Preferred Stocks — 0.0%(4)
Security	Shares	Value
Electronics/Electrical — 0.0%(4)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(5)(6)	2,611	$ 24,804
Total Convertible Preferred Stocks (identified cost $78,329)		$ 24,804

7
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Corporate Bonds — 44.6%
Security	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.0%
Moog, Inc., 4.25%, 12/15/27(1)		791	$ 737,524
Rolls-Royce PLC, 5.75%, 10/15/27(1)		1,200	1,158,798
TransDigm UK Holdings PLC, 6.875%, 5/15/26		400	398,534
TransDigm, Inc.:
4.625%, 1/15/29		343	298,870
5.50%, 11/15/27		743	682,275
6.375%, 6/15/26		818	808,777
7.50%, 3/15/27		541	545,793
			$ 4,630,571
Agriculture — 0.1%
Kernel Holding S.A., 6.75%, 10/27/27(8)		750	$ 412,500
			$ 412,500
Air Transport — 0.6%
Air France-KLM, 1.875%, 1/16/25(8)	EUR	900	$ 840,603
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)		778	772,099
5.75%, 4/20/29(1)		278	268,326
Gatwick Airport Finance PLC, 4.375%, 4/7/26(8)	GBP	370	435,392
United Airlines, Inc., 4.625%, 4/15/29(1)		195	179,194
			$ 2,495,614
Airlines — 0.1%
Air Canada:
3.875%, 8/15/26(1)		368	$ 340,683
4.625%, 8/15/29(1)	CAD	154	109,363
			$ 450,046
Automotive — 1.9%
Allison Transmission, Inc., 3.75%, 1/30/31(1)		93	$ 80,597
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)		392	353,455
4.75%, 3/1/30		303	271,943
Clarios Global, L.P./Clarios US Finance Co.:
4.375%, 5/15/26(8)	EUR	1,977	2,002,889
8.50%, 5/15/27(1)		772	772,494
Faurecia S.E., 2.75%, 2/15/27(8)	EUR	900	833,271
Ford Motor Co.:
4.75%, 1/15/43		325	262,254
Security	Principal Amount* (000's omitted)		Value
Automotive (continued)
Ford Motor Co.: (continued)
9.625%, 4/22/30		44	$ 53,848
Frigoglass Finance B.V., 6.875%, 2/12/25(8)	EUR	1,003	721,508
Goodyear Tire & Rubber Co. (The):
5.00%, 7/15/29		935	834,819
5.25%, 7/15/31		511	441,458
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		398	359,913
4.375%, 1/15/31(1)		452	415,408
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		117	95,034
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		587	505,863
4.875%, 11/15/31(1)		239	204,331
Wheel Pros, Inc., 6.50%, 5/15/29(1)		406	309,092
			$ 8,518,177
Banks and Thrifts — 0.1%
SVB Financial Group, 4.10% to 2/15/31(9)(10)		653	$ 532,195
			$ 532,195
Building and Development — 2.1%
ATP Tower Holdings, LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners, 4.05%, 4/27/26(8)		850	$ 766,530
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 4.50%, 4/1/27(1)		543	492,642
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		335	286,510
5.00%, 3/1/30(1)		105	97,267
6.75%, 6/1/27(1)		420	433,663
Empire Communities Corp., 7.00%, 12/15/25(1)		572	542,691
HT Troplast GmbH, 9.25%, 7/15/25(8)	EUR	1,465	1,530,438
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		490	424,438
Oscar AcquisitionCo, LLC/Oscar Finance, Inc., 9.50%, 4/15/30(1)		188	171,766
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(1)		1,484	1,427,096
Standard Industries, Inc.:
2.25%, 11/21/26(8)	EUR	1,050	982,147
4.75%, 1/15/28(1)		753	693,829
Victoria PLC, 3.625%, 8/24/26(8)	EUR	1,658	1,628,813
			$ 9,477,830

8
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Business Equipment and Services — 0.8%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)		445	$ 409,122
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28(1)		526	464,368
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC:
7.125%, 7/31/26(1)		1,535	1,533,243
7.125%, 7/31/26(8)		260	259,702
Terminix Co., LLC (The), 7.45%, 8/15/27		973	1,089,376
			$ 3,755,811
Cable and Satellite Television — 1.1%
Altice France S.A.:
5.875%, 2/1/27(8)	EUR	1,052	$ 1,114,702
8.125%, 2/1/27(1)		795	802,008
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		200	168,940
4.50%, 8/15/30(1)		900	786,740
4.75%, 3/1/30(1)		1,288	1,153,262
4.75%, 2/1/32(1)		225	193,772
5.00%, 2/1/28(1)		400	381,468
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(8)	GBP	181	207,541
			$ 4,808,433
Capital Goods — 0.2%
BWX Technologies, Inc.:
4.125%, 6/30/28(1)		576	$ 535,064
4.125%, 4/15/29(1)		221	204,730
			$ 739,794
Chemicals and Plastics — 1.3%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)		147	$ 129,836
Braskem Idesa SAPI, 7.45%, 11/15/29(8)		1,150	1,078,763
Herens Holdco S.a.r.l., 4.75%, 5/15/28(1)		452	397,195
Herens Midco S.a.r.l., 5.25%, 5/15/29(8)	EUR	1,293	1,130,593
INEOS Quattro Finance 2 PLC, 2.50%, 1/15/26(8)	EUR	440	428,534
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		583	551,786
SGL Carbon SE, 4.625%, 9/30/24(8)	EUR	875	911,159
Valvoline, Inc.:
3.625%, 6/15/31(1)		256	208,474
4.25%, 2/15/30(1)		169	146,916
W.R. Grace Holdings, LLC, 4.875%, 6/15/27(1)		639	601,587
			$ 5,584,843
Security	Principal Amount* (000's omitted)		Value
Clothing/Textiles — 0.2%
PrestigeBidCo GmbH, 6.25%, 12/15/23(8)	EUR	981	$ 1,034,704
			$ 1,034,704
Commercial Services — 1.3%
Autostrade per l'Italia SpA, 1.75%, 2/1/27(8)	EUR	350	$ 348,120
EC Finance PLC, 3.00%, 10/15/26(8)	EUR	381	388,841
GFL Environmental, Inc.:
3.50%, 9/1/28(1)		1,032	919,945
4.25%, 6/1/25(1)		313	303,950
4.75%, 6/15/29(1)		700	636,177
HealthEquity, Inc., 4.50%, 10/1/29(1)		800	732,000
Korn Ferry, 4.625%, 12/15/27(1)		620	588,185
MoneyGram International, Inc., 5.375%, 8/1/26(1)		437	446,299
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		349	329,315
Verisure Midholding AB, 5.25%, 2/15/29(8)	EUR	380	352,937
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		770	749,807
			$ 5,795,576
Computers — 0.4%
Booz Allen Hamilton, Inc., 3.875%, 9/1/28(1)		1,238	$ 1,141,999
Presidio Holdings, Inc., 8.25%, 2/1/28(1)		763	741,987
			$ 1,883,986
Consumer Products — 0.1%
Central Garden & Pet Co., 4.125%, 10/15/30		480	$ 415,680
			$ 415,680
Containers & Packaging — 0.2%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/1/29(1)		406	$ 348,447
Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(1)		714	614,115
			$ 962,562
Containers and Glass Products — 0.3%
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		560	$ 558,575
Verallia S.A., 1.875%, 11/10/31(8)	EUR	700	634,100
			$ 1,192,675
Cosmetics/Toiletries — 0.4%
Edgewell Personal Care Co.:
4.125%, 4/1/29(1)		238	$ 211,545
5.50%, 6/1/28(1)		650	629,818

9
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Cosmetics/Toiletries (continued)
Natura Cosmeticos S.A., 4.125%, 5/3/28(8)		800	$ 718,416
			$ 1,559,779
Distribution & Wholesale — 0.6%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)		1,196	$ 1,122,422
Parts Europe S.A., 4.00%, (3 mo. EURIBOR + 4.00%), 7/20/27(2)(8)	EUR	581	609,861
Performance Food Group, Inc.:
4.25%, 8/1/29(1)		551	490,509
6.875%, 5/1/25(1)		209	214,301
Ritchie Bros. Holdings, Inc., 4.75%, 12/15/31(1)		351	351,541
			$ 2,788,634
Diversified Financial Services — 3.0%
ADLER Group S.A., 2.75%, 11/13/26(8)	EUR	100	$ 73,213
Coinbase Global, Inc.:
3.375%, 10/1/28(1)		10	7,782
3.625%, 10/1/31(1)		246	182,191
Encore Capital Group, Inc.:
4.25%, (3 mo. EURIBOR + 4.00%), 1/15/28(2)(8)	EUR	643	673,700
5.375%, 2/15/26(8)	GBP	555	688,411
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)		482	447,005
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(1)		798	745,316
KOC Holding AS, 6.50%, 3/11/25(8)		1,400	1,403,836
Lincoln Financing S.a.r.l., 3.625%, 4/1/24(8)	EUR	947	993,553
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(1)		443	448,912
PRA Group, Inc.:
5.00%, 10/1/29(1)		186	172,403
7.375%, 9/1/25(1)		784	812,173
ProGroup AG, 3.00%, 3/31/26(8)	EUR	1,631	1,637,545
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(1)		365	323,432
3.625%, 3/1/29(1)		244	208,943
Sherwood Financing PLC, 6.00%, 11/15/26(8)	GBP	934	1,088,096
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(1)		635	554,889
Vivion Investments S.a.r.l., 3.00%, 8/8/24(8)	EUR	3,000	2,912,049
			$ 13,373,449
Drugs — 0.9%
AdaptHealth, LLC:
5.125%, 3/1/30(1)		318	$ 273,863
6.125%, 8/1/28(1)		658	622,695
Security	Principal Amount* (000's omitted)		Value
Drugs (continued)
Bausch Health Cos., Inc.:
5.25%, 1/30/30(1)		133	$ 92,472
9.00%, 12/15/25(1)		181	181,905
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)		400	369,586
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)		459	399,814
Nidda Healthcare Holding GmbH, 3.50%, 9/30/24(8)	EUR	1,450	1,422,021
Perrigo Finance Unlimited Co., 3.90%, 6/15/30		634	570,011
			$ 3,932,367
Ecological Services and Equipment — 0.3%
Clean Harbors, Inc., 5.125%, 7/15/29(1)		674	$ 665,673
Paprec Holding S.A., 3.50%, 7/1/28(8)	EUR	716	703,249
			$ 1,368,922
Electric Utilities — 0.5%
Drax Finco PLC, 6.625%, 11/1/25(1)		582	$ 586,403
FirstEnergy Corp.:
2.65%, 3/1/30		85	72,219
Series B, 4.40%, 7/15/27		494	479,845
Series C, 7.375%, 11/15/31		75	86,130
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		578	541,190
WESCO Distribution, Inc., 7.25%, 6/15/28(1)		267	275,945
			$ 2,041,732
Electronics/Electrical — 0.3%
II-VI, Inc., 5.00%, 12/15/29(1)		714	$ 670,335
Imola Merger Corp., 4.75%, 5/15/29(1)		614	571,803
			$ 1,242,138
Energy — 0.7%
Energo-Pro AS, 8.50%, 2/4/27(8)		1,050	$ 1,008,000
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)		538	548,817
New Fortress Energy, Inc., 6.50%, 9/30/26(1)		941	911,744
Sunoco, L.P./Sunoco Finance Corp.:
4.50%, 5/15/29		583	525,029
4.50%, 4/30/30(1)		372	336,169
			$ 3,329,759
Engineering & Construction — 0.2%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)		42	$ 39,325

10
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
Dycom Industries, Inc., 4.50%, 4/15/29(1)		377	$ 344,470
TopBuild Corp., 4.125%, 2/15/32(1)		414	357,312
			$ 741,107
Entertainment — 1.4%
Banijay Entertainment SASU, 3.50%, 3/1/25(8)	EUR	550	$ 556,707
Caesars Entertainment, Inc.:
6.25%, 7/1/25(1)		1,031	1,043,527
8.125%, 7/1/27(1)		258	269,917
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)		519	500,983
CPUK Finance, Ltd., 4.875%, 8/28/25(8)	GBP	524	634,580
Gamma Bidco SpA:
5.125%, 7/15/25(8)	EUR	365	372,259
6.25%, 7/15/25(8)	EUR	300	312,133
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)		688	674,918
Powdr Corp., 6.00%, 8/1/25(1)		426	433,408
Scientific Games International, Inc., 7.00%, 5/15/28(1)		605	620,012
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		641	612,812
			$ 6,031,256
Financial Intermediaries — 0.6%
Ally Financial, Inc., 4.70% to 5/15/26(9)(10)		561	$ 486,177
Ford Motor Credit Co., LLC:
2.90%, 2/16/28		203	174,386
3.815%, 11/2/27		641	584,089
4.125%, 8/17/27		457	424,187
5.125%, 6/16/25		273	272,632
MSCI, Inc., 3.875%, 2/15/31(1)		592	535,212
			$ 2,476,683
Food Products — 1.0%
BRF S.A., 4.875%, 1/24/30(8)		950	$ 844,265
HLF Financing S.a.r.l., LLC/Herbalife International, Inc., 4.875%, 6/1/29(1)		234	188,653
Kraft Heinz Foods Co.:
3.875%, 5/15/27		379	371,135
4.25%, 3/1/31		587	569,549
4.375%, 6/1/46		164	143,927
4.625%, 10/1/39		17	15,715
5.50%, 6/1/50		37	37,361
Nomad Foods Bondco PLC, 2.50%, 6/24/28(8)	EUR	1,302	1,232,564
Security	Principal Amount* (000's omitted)		Value
Food Products (continued)
Pilgrim's Pride Corp., 3.50%, 3/1/32(1)		667	$ 564,619
Post Holdings, Inc., 5.625%, 1/15/28(1)		363	343,806
			$ 4,311,594
Food Service — 0.4%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(1)		386	$ 355,693
4.375%, 1/15/28(1)		473	432,225
IRB Holding Corp., 7.00%, 6/15/25(1)		37	38,123
US Foods, Inc., 4.75%, 2/15/29(1)		705	652,189
Yum! Brands, Inc., 3.625%, 3/15/31		303	260,836
			$ 1,739,066
Food/Drug Retailers — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(1)		393	$ 356,404
5.875%, 2/15/28(1)		806	784,286
			$ 1,140,690
Forest Products & Paper — 0.0%(4)
Glatfelter Corp., 4.75%, 11/15/29(1)		51	$ 40,864
			$ 40,864
Health Care — 2.8%
Centene Corp.:
2.50%, 3/1/31		296	$ 246,501
3.00%, 10/15/30		584	508,965
3.375%, 2/15/30		613	548,546
4.625%, 12/15/29		643	623,710
Emergent BioSolutions, Inc., 3.875%, 8/15/28(1)		455	386,980
Grifols Escrow Issuer S.A.:
3.875%, 10/15/28(8)	EUR	1,847	1,753,330
4.75%, 10/15/28(1)		479	437,681
HCA, Inc.:
5.875%, 2/1/29		708	738,504
7.69%, 6/15/25		200	218,161
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(1)		354	327,891
LifePoint Health, Inc., 5.375%, 1/15/29(1)		124	106,175
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)		414	362,774
ModivCare, Inc., 5.875%, 11/15/25(1)		357	350,292
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		639	577,333
3.875%, 5/15/32(1)		814	715,897

11
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Health Care (continued)
Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(1)		1,030	$ 897,789
Option Care Health, Inc., 4.375%, 10/31/29(1)		400	360,044
Team Health Holdings, Inc., 6.375%, 2/1/25(1)		639	545,546
Tenet Healthcare Corp.:
4.375%, 1/15/30(1)		169	153,967
6.125%, 10/1/28(1)		597	574,141
6.875%, 11/15/31		17	17,636
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)		845	821,712
Varex Imaging Corp., 7.875%, 10/15/27(1)		1,090	1,124,041
			$ 12,397,616
Home Furnishings — 0.2%
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		928	$ 770,741
			$ 770,741
Hotels, Restaurants & Leisure — 0.2%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)		361	$ 328,158
NCL Corp., Ltd.:
5.875%, 3/15/26(1)		212	196,101
5.875%, 2/15/27(1)		102	97,367
7.75%, 2/15/29(1)		86	83,537
NCL Finance, Ltd., 6.125%, 3/15/28(1)		93	83,827
			$ 788,990
Industrial Equipment — 0.2%
Madison IAQ, LLC, 5.875%, 6/30/29(1)		670	$ 546,894
TK Elevator Midco GmbH, 4.75%, (3 mo. EURIBOR + 4.75%), 7/15/27(2)(8)	EUR	120	125,386
			$ 672,280
Insurance — 0.5%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		1,017	$ 962,865
Galaxy Finco, Ltd., 9.25%, 7/31/27(8)	GBP	981	1,226,799
			$ 2,189,664
Internet Software & Services — 0.3%
CDK Global, Inc., 5.25%, 5/15/29(1)		226	$ 228,023
Netflix, Inc., 5.375%, 11/15/29(1)		581	582,374
Science Applications International Corp., 4.875%, 4/1/28(1)		708	677,963
			$ 1,488,360
Security	Principal Amount* (000's omitted)		Value
Leisure Goods/Activities/Movies — 1.5%
Cinemark USA, Inc.:
5.25%, 7/15/28(1)		390	$ 347,043
5.875%, 3/15/26(1)		112	104,582
8.75%, 5/1/25(1)		211	220,118
Dometic Group AB, 2.00%, 9/29/28(8)	EUR	200	182,155
LHMC Finco 2 S.a.r.l., 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(8)(11)	EUR	1,452	1,462,910
Life Time, Inc.:
5.75%, 1/15/26(1)		401	389,634
8.00%, 4/15/26(1)		826	807,498
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)		452	444,115
Motion Finco S.a.r.l., 7.00%, 5/15/25(8)	EUR	435	473,792
National CineMedia, LLC:
5.75%, 8/15/26		333	235,211
5.875%, 4/15/28(1)		685	589,895
Playtika Holding Corp., 4.25%, 3/15/29(1)		621	560,341
Viking Cruises, Ltd.:
5.875%, 9/15/27(1)		666	565,151
7.00%, 2/15/29(1)		205	182,709
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)		131	115,774
			$ 6,680,928
Lodging and Casinos — 0.3%
Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(1)		721	$ 791,319
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(1)		75	69,241
4.625%, 12/1/29(1)		648	609,428
			$ 1,469,988
Machinery — 0.1%
IMA Industria Macchine Automatiche SpA, 3.75%, 1/15/28(8)	EUR	678	$ 636,773
			$ 636,773
Media — 0.2%
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(1)		470	$ 438,877
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)		122	45,291
Outfront Media Capital, LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)		382	342,310
			$ 826,478
Metals/Mining — 0.9%
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		800	$ 810,944

12
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Metals/Mining (continued)
Constellium S.E., 4.25%, 2/15/26(8)	EUR	550	$ 574,375
Freeport-McMoRan, Inc., 5.45%, 3/15/43		416	416,485
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)		455	421,225
6.125%, 4/1/29(1)		220	208,452
Novelis Corp., 3.25%, 11/15/26(1)		237	216,534
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(8)	EUR	600	572,354
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		902	812,927
			$ 4,033,296
Nonferrous Metals/Minerals — 0.5%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		485	$ 469,870
New Gold, Inc., 7.50%, 7/15/27(1)		1,876	1,890,014
			$ 2,359,884
Oil and Gas — 3.7%
Aethon III BR, LLC, 9.00%, (1 mo. USD LIBOR + 7.50%, Floor 1.50%), 10/1/25(2)		757	$ 764,610
Buckeye Partners, L.P., 4.50%, 3/1/28(1)		350	319,879
Callon Petroleum Co., 8.00%, 8/1/28(1)		704	729,105
Colgate Energy Partners III, LLC:
5.875%, 7/1/29(1)		681	678,535
7.75%, 2/15/26(1)		362	379,666
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(1)		487	477,246
CVR Energy, Inc., 5.75%, 2/15/28(1)		865	811,924
EQT Corp.:
5.00%, 1/15/29		88	87,837
6.625%, 2/1/25		190	197,995
7.50%, 2/1/30		128	141,969
Great Western Petroleum, LLC/Great Western Finance Corp., 12.00%, 9/1/25(1)		458	510,956
Hilcorp Energy I, L.P./Hilcorp Finance Co.:
6.00%, 4/15/30(1)		103	102,362
6.25%, 11/1/28(1)		550	548,630
Nabors Industries, Inc., 9.00%, 2/1/25(1)		433	449,376
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)		1,150	1,141,392
Occidental Petroleum Corp.:
3.40%, 4/15/26		136	129,688
4.20%, 3/15/48		271	225,010
4.40%, 8/15/49		217	184,424
4.625%, 6/15/45		145	125,291
6.20%, 3/15/40		141	146,177
6.375%, 9/1/28		167	175,524
6.625%, 9/1/30		1,093	1,186,080
Security	Principal Amount* (000's omitted)		Value
Oil and Gas (continued)
Parkland Corp.:
4.50%, 10/1/29(1)		480	$ 420,982
4.625%, 5/1/30(1)		292	256,021
PBF Holding Co., LLC/PBF B.V. Finance Corp., 9.25%, 5/15/25(1)		977	1,014,678
Precision Drilling Corp., 7.125%, 1/15/26(1)		520	522,226
Southwestern Energy Co., 4.75%, 2/1/32		273	258,607
Tap Rock Resources, LLC, 7.00%, 10/1/26(1)		847	856,728
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/32		268	243,456
4.875%, 2/1/31		322	309,999
6.875%, 1/15/29		341	360,024
Tervita Corp., 11.00%, 12/1/25(1)		579	646,309
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)		548	528,480
Weatherford International, Ltd., 8.625%, 4/30/30(1)		350	346,948
Wintershall Dea Finance 2 B.V., 2.499% to 4/20/26(8)(9)(10)	EUR	1,300	1,134,590
			$ 16,412,724
Packaging & Containers — 0.6%
Kleopatra Finco S.a.r.l., 4.25%, 3/1/26(8)	EUR	752	$ 684,241
Schoeller Packaging B.V., 6.375%, 11/1/24(8)	EUR	1,050	1,085,467
Trivium Packaging Finance B.V., 3.75%, 8/15/26(8)	EUR	1,075	1,090,342
			$ 2,860,050
Pharmaceuticals — 0.4%
BellRing Brands, Inc., 7.00%, 3/15/30(1)		759	$ 742,856
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)		1,024	1,009,234
			$ 1,752,090
Pipelines — 1.1%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(1)		181	$ 176,602
7.875%, 5/15/26(1)		148	154,964
Cheniere Energy Partners, L.P., 4.00%, 3/1/31		1,002	908,473
Cheniere Energy, Inc., 4.625%, 10/15/28		779	754,672
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(9)(10)		397	378,142
DT Midstream, Inc., 4.125%, 6/15/29(1)		599	545,875
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(1)		743	670,060
6.00%, 7/1/25(1)		204	202,421
6.50%, 7/1/27(1)		405	409,532

13
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Pipelines (continued)
Venture Global Calcasieu Pass, LLC, 3.875%, 8/15/29(1)		586	$ 535,490
Western Midstream Operating, L.P., 4.55%, 2/1/30		285	262,218
			$ 4,998,449
Publishing — 0.3%
LABL, Inc., 5.875%, 11/1/28(1)		598	$ 547,880
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		485	433,777
8.00%, 8/1/29(1)		501	449,076
			$ 1,430,733
Radio and Television — 0.3%
Sirius XM Radio, Inc.:
3.125%, 9/1/26(1)		203	$ 187,244
3.875%, 9/1/31(1)		204	172,585
5.50%, 7/1/29(1)		900	866,435
			$ 1,226,264
Real Estate Investment Trusts (REITs) — 0.4%
Aedas Homes Opco SLU, 4.00%, 8/15/26(8)	EUR	654	$ 655,323
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.75%, 9/15/30(1)		250	216,006
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(8)		1,250	309,375
Signa Development Finance SCS, 5.50%, 7/23/26(8)	EUR	500	468,704
			$ 1,649,408
Retail — 1.6%
Arko Corp., 5.125%, 11/15/29(1)		866	$ 767,553
Dufry One B.V., 3.375%, 4/15/28(8)	EUR	1,350	1,273,725
eG Global Finance PLC, 6.25%, 10/30/25(8)	EUR	980	1,013,995
Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)		724	659,803
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(1)		775	680,082
Midco GB SASU, 7.75%, (7.75% cash or 8.50% PIK), 11/1/27(8)(11)	EUR	815	872,036
Punch Finance PLC, 6.125%, 6/30/26(8)	GBP	745	901,894
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		254	231,349
Victoria's Secret & Co., 4.625%, 7/15/29(1)		774	635,911
			$ 7,036,348
Retailers (Except Food and Drug) — 0.8%
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)		430	$ 428,495
6.875%, 11/1/35		536	524,774
6.95%, 3/1/33		282	268,429
Security	Principal Amount* (000's omitted)		Value
Retailers (Except Food and Drug) (continued)
Bath & Body Works, Inc.: (continued)
7.60%, 7/15/37		55	$ 52,136
9.375%, 7/1/25(1)		54	60,815
Dave & Buster's, Inc., 7.625%, 11/1/25(1)		890	924,505
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)		844	840,721
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(1)		437	399,848
			$ 3,499,723
Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 3.875%, 9/1/28(1)		661	$ 614,178
			$ 614,178
Software and Services — 0.3%
Fair Isaac Corp., 4.00%, 6/15/28(1)		467	$ 427,314
Gartner, Inc.:
3.75%, 10/1/30(1)		359	320,704
4.50%, 7/1/28(1)		534	512,533
Sabre GLBL, Inc., 9.25%, 4/15/25(1)		237	253,256
			$ 1,513,807
Steel — 0.6%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		401	$ 424,122
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)		2,185	2,214,137
			$ 2,638,259
Surface Transport — 0.1%
Hertz Corp. (The):
4.625%, 12/1/26(1)		47	$ 42,904
5.00%, 12/1/29(1)		379	332,114
			$ 375,018
Technology — 0.4%
Almaviva-The Italian Innovation Co. SpA, 4.875%, 10/30/26(8)	EUR	450	$ 455,775
International Game Technology PLC, 4.125%, 4/15/26(1)		573	540,969
Minerva Merger Sub, Inc., 6.50%, 2/15/30(1)		876	807,287
			$ 1,804,031
Telecommunications — 3.0%
Ciena Corp., 4.00%, 1/31/30(1)		491	$ 448,416
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		1,299	1,264,791

14
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Iliad Holding S.A.S.:
5.625%, 10/15/28(8)	EUR	146	$ 146,883
6.50%, 10/15/26(1)		218	209,790
7.00%, 10/15/28(1)		362	342,758
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)		1,141	1,040,592
Level 3 Financing, Inc.:
4.25%, 7/1/28(1)		594	502,916
4.625%, 9/15/27(1)		232	208,940
Lorca Telecom Bondco S.A., 4.00%, 9/18/27(8)	EUR	1,573	1,524,905
Network i2i, Ltd., 3.975% to 3/3/26(8)(9)(10)		1,000	925,175
Sprint Capital Corp., 6.875%, 11/15/28		962	1,057,349
Sprint Corp.:
7.625%, 2/15/25		324	345,018
7.625%, 3/1/26		225	244,616
Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(1)		583	560,624
Summer (BC) Holdco A S.a.r.l., 9.25%, 10/31/27(8)	EUR	327	343,815
Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(8)	EUR	600	626,599
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	800	958,030
Telecom Italia SpA/Milano, 2.75%, 4/15/25(8)	EUR	367	369,118
T-Mobile USA, Inc., 2.25%, 2/15/26		520	478,964
Viasat, Inc., 5.625%, 4/15/27(1)		133	123,598
Viavi Solutions, Inc., 3.75%, 10/1/29(1)		491	442,420
VTR Comunicaciones SpA, 5.125%, 1/15/28(8)		667	600,997
Wp/ap Telecom Holdings III B.V., 5.50%, 1/15/30(8)	EUR	463	432,898
			$ 13,199,212
Transportation — 0.2%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		457	$ 430,176
Seaspan Corp., 5.50%, 8/1/29(1)		552	488,106
			$ 918,282
Utilities — 0.6%
Calpine Corp., 5.00%, 2/1/31(1)		615	$ 525,219
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(1)		411	369,214
NRG Energy, Inc.:
3.625%, 2/15/31(1)		563	469,595
3.875%, 2/15/32(1)		118	98,677
5.75%, 1/15/28		580	567,629
Vistra Operations Co., LLC:
4.375%, 5/1/29(1)		193	175,387
Security	Principal Amount* (000's omitted)	Value
Utilities (continued)
Vistra Operations Co., LLC: (continued)
5.00%, 7/31/27(1)	580	$ 553,146
		$ 2,758,867
Total Corporate Bonds (identified cost $214,043,259)		$197,811,478

Exchange-Traded Funds — 1.5%
Security	Shares	Value
SPDR® Bloomberg High Yield Bond ETF	67,431	$ 6,581,940
Total Exchange-Traded Funds (identified cost $6,989,897)		$ 6,581,940

Preferred Stocks — 0.2%
Security	Shares	Value
Distribution & Wholesale — 0.2%
WESCO International, Inc., Series A, 10.625%to 6/22/25	36,126	$ 1,031,397
Total Preferred Stocks (identified cost $1,027,930)		$ 1,031,397

Senior Floating-Rate Loans — 40.6%(12)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 1.6%
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 5.05%, (USD LIBOR + 3.50%), 1/18/27(13)	1,973	$ 1,963,727
Dynasty Acquisition Co., Inc.:
Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 4/6/26	2,307	2,261,556
Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 4/6/26	1,240	1,215,890
WP CPP Holdings, LLC, Term Loan, 4.989%, (USD LIBOR + 3.75%), 4/30/25(13)	1,877	1,774,727
		$ 7,215,900
Airlines — 0.8%
AAdvantage Loyalty IP, Ltd., Term Loan, 5.813%, (3 mo. USD LIBOR + 4.75%), 4/20/28	2,000	$ 2,037,916
Air Canada, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28	344	341,334

15
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Airlines (continued)
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	653	$ 678,882
United Airlines, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 4/21/28	476	473,943
		$ 3,532,075
Auto Components — 0.6%
Dayco Products, LLC, Term Loan, 4.758%, (3 mo. USD LIBOR + 4.25%), 5/19/23	96	$ 95,410
DexKo Global, Inc.:
Term Loan, 4.717%, (3 mo. USD LIBOR + 3.75%), 10/4/28	84	82,068
Term Loan, 4.717%, (3 mo. USD LIBOR + 3.75%), 10/4/28	441	430,857
LTI Holdings, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 9/6/25	1,475	1,448,302
Truck Hero, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 1/31/28	248	231,796
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	378	354,280
		$ 2,642,713
Biotechnology — 0.3%
Alltech, Inc., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 10/13/28	1,247	$ 1,232,848
		$ 1,232,848
Building Products — 0.3%
Gardner Denver, Inc., Term Loan, 1.826%, (1 week USD LIBOR + 1.75%), 3/1/27	191	$ 188,658
Ingersoll-Rand Services Company, Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 3/1/27	980	968,712
		$ 1,157,370
Capital Markets — 0.8%
Advisor Group, Inc., Term Loan, 5.264%, (1 mo. USD LIBOR + 4.50%), 7/31/26	2,485	$ 2,479,813
Axalta Coating Systems US Holdings, Inc., Term Loan, 2.756%, (3 mo. USD LIBOR + 1.75%), 6/1/24	971	962,446
		$ 3,442,259
Chemicals — 1.5%
Messer Industries GmbH, Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 3/2/26	2,496	$ 2,477,535
Olympus Water US Holding Corporation:
Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 11/9/28	998	981,825
Borrower/Description	Principal Amount* (000's omitted)	Value
Chemicals (continued)
Olympus Water US Holding Corporation: (continued)
Term Loan, 5.298%, (SOFR + 4.50%), 11/9/28	500	$ 494,062
PQ Corporation, Term Loan, 3.739%, (3 mo. USD LIBOR + 2.50%), 6/9/28	1,022	1,014,927
Starfruit Finco B.V., Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 10/1/25	154	151,693
W.R. Grace & Co.-Conn., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 9/22/28	1,496	1,488,208
		$ 6,608,250
Commercial Services & Supplies — 1.4%
Allied Universal Holdco, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 5/12/28	2,647	$ 2,583,619
EnergySolutions, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/9/25	1,172	1,157,691
Tempo Acquisition, LLC, Term Loan, 8/31/28(14)	1,500	1,492,032
Werner FinCo L.P., Term Loan, 5.006%, (3 mo. USD LIBOR + 4.00%), 7/24/24	1,170	1,157,238
		$ 6,390,580
Communications Equipment — 0.4%
CommScope, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/6/26	1,995	$ 1,924,753
		$ 1,924,753
Construction Materials — 0.4%
Quikrete Holdings, Inc.:
Term Loan, 3.389%, (1 mo. USD LIBOR + 2.625%), 2/1/27	1,183	$ 1,151,401
Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 6/11/28	800	781,083
		$ 1,932,484
Containers & Packaging — 0.2%
Proampac PG Borrower, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/3/25	993	$ 979,852
		$ 979,852
Distributors — 0.6%
Autokiniton US Holdings, Inc., Term Loan, 5.00%, (12 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28	2,605	$ 2,572,746
		$ 2,572,746
Diversified Telecommunication Services — 2.0%
Altice France S.A., Term Loan, 4.506%, (3 mo. USD LIBOR + 4.00%), 8/14/26	2,670	$ 2,655,865

16
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
CenturyLink, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 3/15/27		1,718	$ 1,649,816
Telenet Financing USD, LLC, Term Loan, 2.554%, (1 mo. USD LIBOR + 2.00%), 4/30/28		1,275	1,249,341
UPC Financing Partnership, Term Loan, 3.554%, (1 mo. USD LIBOR + 3.00%), 1/31/29		1,100	1,091,455
Virgin Media Bristol, LLC, Term Loan, 3.054%, (1 mo. USD LIBOR + 2.50%), 1/31/28		1,050	1,036,291
Ziggo Financing Partnership, Term Loan, 3.054%, (1 mo. USD LIBOR + 2.50%), 4/30/28		1,350	1,326,094
			$ 9,008,862
Electrical Equipment — 0.3%
Brookfield WEC Holdings, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 8/1/25		1,276	$ 1,255,607
			$ 1,255,607
Electronic Equipment, Instruments & Components — 0.4%
Robertshaw US Holding Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25		1,902	$ 1,709,785
			$ 1,709,785
Engineering & Construction — 0.2%
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.294%, (3 mo. USD LIBOR + 4.25%), 6/21/24		984	$ 935,887
			$ 935,887
Entertainment — 2.4%
Crown Finance US, Inc.:
Term Loan, 4.00%, (6 mo. USD LIBOR + 2.50%), 2/28/25		2,765	$ 2,118,309
Term Loan, 4.25%, (6 mo. USD LIBOR + 2.75%), 9/30/26		244	182,005
Term Loan, 10.076%, (6 mo. USD LIBOR + 8.25%), 2/28/25		345	368,534
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(15)		449	520,166
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24		3,000	2,992,500
Playtika Holding Corp., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 3/13/28		995	985,924
Renaissance Holding Corp., Term Loan, 3/30/29(14)		1,000	998,750
UFC Holdings, LLC, Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), 4/29/26		2,372	2,340,801
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	42	37,069
			$ 10,544,058
Borrower/Description	Principal Amount* (000's omitted)	Value
Food Products — 0.5%
JBS USA LUX S.A., Term Loan, 2.804%, (6 mo. USD LIBOR + 2.00%), 5/1/26	845	$ 843,389
Nomad Foods Europe Midco Limited, Term Loan, 2.756%, (3 mo. USD LIBOR + 2.25%), 5/15/24	1,596	1,586,499
		$ 2,429,888
Health Care Equipment & Supplies — 0.1%
Ortho-Clinical Diagnostics S.A., Term Loan, 3.452%, (1 mo. USD LIBOR + 3.00%), 6/30/25	228	$ 227,314
		$ 227,314
Health Care Providers & Services — 1.3%
ADMI Corp., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 4/30/25	537	$ 529,761
CHG Healthcare Services, Inc., Term Loan, 4.998%, (USD LIBOR + 3.50%), 9/29/28(13)	1,694	1,685,841
National Mentor Holdings, Inc.:
Term Loan, 4.653%, (USD LIBOR + 3.75%), 3/2/28(13)	2,723	2,623,168
Term Loan, 4.76%, (3 mo. USD LIBOR + 3.75%), 3/2/28	82	79,419
Radnet Management, Inc., Term Loan, 4/21/28(14)	102	101,651
U.S. Anesthesia Partners, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.25%, Floor 0.50%), 10/1/28	818	809,899
		$ 5,829,739
Health Care Technology — 0.8%
athenahealth, Inc.:
Term Loan, 1.75%, 2/15/29(16)	145	$ 143,587
Term Loan, 4.009%, (SOFR + 3.50%), 2/15/29	855	847,163
Navicure, Inc., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 10/22/26	1,680	1,680,114
Verscend Holding Corp., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 8/27/25	752	751,090
		$ 3,421,954
Hotels, Restaurants & Leisure — 1.2%
ClubCorp Holdings, Inc., Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 9/18/24	1,743	$ 1,702,202
Fertitta Entertainment, LLC, Term Loan, 4.70%, (SOFR + 4.00%), 1/27/29	2,373	2,364,966
Gateway Casinos & Entertainment Limited, Term Loan, 12/1/23(14)	143	142,881

17
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
IRB Holding Corp., Term Loan, 3.75%, (SOFR + 3.00%, Floor 0.75%), 12/15/27	925	$ 913,856
Spectacle Gary Holdings, LLC, Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 11/19/28	357	355,735
		$ 5,479,640
Household Products — 0.7%
Diamond (BC) B.V., Term Loan, 3.988%, (USD LIBOR + 2.75%), 9/29/28(13)	1,496	$ 1,448,744
Kronos Acquisition Holdings, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 12/22/26	1,738	1,622,913
		$ 3,071,657
Insurance — 0.9%
AmWINS Group, Inc., Term Loan, 3.012%, (1 mo. USD LIBOR + 2.25%), 2/19/28	2,052	$ 2,018,244
USI, Inc., Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 5/16/24	2,203	2,186,510
		$ 4,204,754
Interactive Media & Services — 0.3%
Getty Images, Inc., Term Loan, 5.063%, (3 mo. USD LIBOR + 4.50%), 2/19/26	1,369	$ 1,365,501
		$ 1,365,501
Internet & Direct Marketing Retail — 0.3%
Hoya Midco, LLC, Term Loan, 3.75%, (SOFR + 3.25%, Floor 0.50%), 2/3/29	1,137	$ 1,125,974
		$ 1,125,974
IT Services — 2.2%
Asurion, LLC:
Term Loan, 3.889%, (1 mo. USD LIBOR + 3.125%), 11/3/23	271	$ 270,716
Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 12/23/26	2,410	2,359,148
Term Loan - Second Lien, 6.014%, (1 mo. USD LIBOR + 5.25%), 1/31/28	1,000	973,542
Cyxtera DC Holdings, Inc., Term Loan, 5/1/24(14)	1,500	1,482,499
Gainwell Acquisition Corp., Term Loan, 5.006%, (3 mo. USD LIBOR + 4.00%), 10/1/27	1,496	1,494,966
Informatica, LLC, Term Loan, 3.563%, (1 mo. USD LIBOR + 2.75%), 10/27/28	2,825	2,790,866
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 9.75%, (3 mo. USD LIBOR + 8.75%, Floor 1.00%), 2.50% cash, 7.25% PIK, 2/28/25	369	378,221
		$ 9,749,958
Borrower/Description	Principal Amount* (000's omitted)	Value
Life Sciences Tools & Services — 0.8%
Avantor Funding, Inc., Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 11/21/24	682	$ 680,832
Curia Global, Inc., Term Loan, 4.988%, (USD LIBOR + 3.75%), 8/30/26(13)	2,775	2,762,269
		$ 3,443,101
Machinery — 2.5%
Alliance Laundry Systems, LLC, Term Loan, 4.518%, (USD LIBOR + 3.50%), 10/8/27(13)	997	$ 993,395
Apex Tool Group, LLC, Term Loan, 5.75%, (SOFR + 5.25%, Floor 0.50%), 2/8/29	1,590	1,530,439
Engineered Machinery Holdings, Inc., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/19/28	746	744,187
EWT Holdings III Corp., Term Loan, 3.313%, (1 mo. USD LIBOR + 2.50%), 4/1/28	1,990	1,984,599
Filtration Group Corporation, Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 3/29/25	1,639	1,619,622
Gates Global, LLC, Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 3/31/27	2,054	2,020,300
Madison IAQ, LLC, Term Loan, 4.524%, (6 mo. USD LIBOR + 3.25%), 6/21/28	1,497	1,460,425
Vertical US Newco, Inc., Term Loan, 4.019%, (6 mo. USD LIBOR + 3.50%), 7/30/27	727	720,369
		$ 11,073,336
Media — 0.5%
Diamond Sports Group, LLC:
Term Loan, 9.00%, (SOFR + 8.00%, Floor 1.00%), 5/26/26	236	$ 241,262
Term Loan - Second Lien, 3.656%, (SOFR + 3.25%), 8/24/26	796	265,653
Sinclair Television Group, Inc., Term Loan, 3.27%, (1 mo. USD LIBOR + 2.50%), 9/30/26	1,967	1,902,076
		$ 2,408,991
Metals/Mining — 0.1%
WireCo WorldGroup, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 11/13/28	322	$ 319,106
		$ 319,106
Oil, Gas & Consumable Fuels — 0.6%
CITGO Petroleum Corporation, Term Loan, 7.25%, (1 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24	2,538	$ 2,539,238
		$ 2,539,238

18
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Personal Products — 0.3%
HLF Financing S.a.r.l., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 8/18/25	1,372	$ 1,354,723
		$ 1,354,723
Pharmaceuticals — 1.1%
Bausch Health Companies, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 6/2/25	2,266	$ 2,259,102
Jazz Financing Lux S.a.r.l., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 5/5/28	1,082	1,081,374
Mallinckrodt International Finance S.A., Term Loan, 6.246%, (3 mo. USD LIBOR + 5.25%), 9/24/24	1,848	1,726,711
		$ 5,067,187
Professional Services — 1.0%
AlixPartners, LLP, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 2/4/28	707	$ 700,332
CoreLogic, Inc., Term Loan, 4.313%, (1 mo. USD LIBOR + 3.50%), 6/2/28	1,992	1,877,925
First Advantage Holdings, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 1/31/27	1,737	1,729,829
		$ 4,308,086
Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 8/21/25	1,746	$ 1,729,999
		$ 1,729,999
Semiconductors & Semiconductor Equipment — 0.2%
Entegris, Inc., Term Loan, 3/2/29(14)	750	$ 750,938
		$ 750,938
Software — 7.8%
Applied Systems, Inc., Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 9/19/24	2,288	$ 2,284,817
Aptean, Inc., Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 4/23/26	997	992,131
Banff Merger Sub, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/2/25	1,663	1,644,020
CentralSquare Technologies, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 8/29/25	1,240	1,164,411
Epicor Software Corporation, Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 7/30/27	2,728	2,715,053
Finastra USA, Inc., Term Loan, 4.739%, (3 mo. USD LIBOR + 3.50%), 6/13/24	1,472	1,432,383
GoTo Group, Inc., Term Loan, 5.304%, (1 mo. USD LIBOR + 4.75%), 8/31/27	2,131	2,064,043
Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Hyland Software, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 7/1/24	2,007	$ 2,002,210
Magenta Buyer, LLC, Term Loan, 6.23%, (3 mo. USD LIBOR + 5.00%), 7/27/28	1,497	1,482,519
McAfee, LLC, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 3/1/29	1,000	983,500
Panther Commercial Holdings L.P., Term Loan, 5.739%, (3 mo. USD LIBOR + 4.50%), 1/7/28	1,987	1,980,863
Polaris Newco, LLC, Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 6/2/28	2,239	2,225,691
Proofpoint, Inc., Term Loan, 3.758%, (3 mo. USD LIBOR + 3.25%), 8/31/28	1,496	1,474,949
RealPage, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/24/28	1,990	1,963,135
Riverbed Technology, Inc., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 7.00% cash, 2.00% PIK, 12/8/26	266	209,656
Sophia L.P., Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 10/7/27	1,992	1,972,880
Tibco Software, Inc., Term Loan, 4.52%, (1 mo. USD LIBOR + 3.75%), 6/30/26	1,296	1,293,426
Ultimate Software Group, Inc. (The):
Term Loan, 4.212%, (3 mo. USD LIBOR + 3.25%), 5/4/26	1,483	1,469,797
Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/4/26	1,447	1,443,394
Veritas US, Inc., Term Loan, 6.006%, (3 mo. USD LIBOR + 5.00%), 9/1/25	1,972	1,813,436
Vision Solutions, Inc., Term Loan, 5.184%, (3 mo. USD LIBOR + 4.00%), 4/24/28	1,990	1,966,369
		$ 34,578,683
Specialty Retail — 1.5%
Great Outdoors Group, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 3/6/28	2,190	$ 2,172,847
Les Schwab Tire Centers, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27	2,477	2,449,554
PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	2,137	2,121,870
		$ 6,744,271
Trading Companies & Distributors — 1.3%
Core & Main L.P., Term Loan, 3.198%, (1 mo. USD LIBOR + 2.50%), 7/27/28	1,841	$ 1,813,496

19
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Trading Companies & Distributors (continued)
Electro Rent Corporation, Term Loan, 6.098%, (3 mo. USD LIBOR + 5.00%), 1/31/24	1,455	$ 1,458,561
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28	2,569	2,560,972
		$ 5,833,029
Total Senior Floating-Rate Loans (identified cost $181,805,060)		$180,143,096

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(5)(6)	128,689	$ 0
		$ 0
Oil and Gas — 0.0%
Sable Permian Resources, LLC, Exp. 5/2/22(5)(6)(7)	1,938,645	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Miscellaneous — 0.0%(4)
Security	Principal Amount	Value
Surface Transport — 0.0%(4)
Hertz Corp., Escrow Certificates(5)	$105,000	$ 6,300
Total Miscellaneous (identified cost $0)		$ 6,300

Short-Term Investments — 4.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(17)	20,256,196	$ 20,256,196
Total Short-Term Investments (identified cost $20,256,196)		$ 20,256,196
Total Investments — 100.2% (identified cost $474,505,124)		$444,067,575
Less Unfunded Loan Commitments — (0.0)%(4)		$ (144,928)
Net Investments — 100.2% (identified cost $474,360,196)		$443,922,647
Other Assets, Less Liabilities — (0.2)%		$ (624,421)
Net Assets — 100.0%		$443,298,226
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $147,351,445 or 33.2% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2022.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2022.
(4)	Amount is less than 0.05% or (0.05)%, as applicable.
(5)	Non-income producing security.
(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of these securities is $58,845,828 or 13.3% of the Fund's net assets.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

20
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	The stated interest rate represents the weighted average interest rate at April 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(14)	This Senior Loan will settle after April 30, 2022, at which time the interest rate will be determined.
(15)	Fixed-rate loan.
(16)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2022, the total value of unfunded loan commitments is $143,587. See Note 1G for description.
(17)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	110,840	CAD	142,006	Bank of America, N.A.	7/29/22	$ 338	$ —
USD	12,491,836	EUR	11,765,397	Bank of America, N.A.	7/29/22	23,488	—
USD	486,425	EUR	444,730	Bank of America, N.A.	7/29/22	15,123	—
USD	11,456,973	EUR	10,800,000	Bank of America, N.A.	7/29/22	11,702	—
USD	173,854	EUR	164,000	Bank of America, N.A.	7/29/22	55	—
USD	10,496,378	EUR	9,908,000	Bank of America, N.A.	7/29/22	—	(3,599)
USD	10,690,933	EUR	10,133,926	Bank of America, N.A.	7/29/22	—	(48,468)
USD	4,001	EUR	3,793	Deutsche Bank AG	7/29/22	—	(18)
USD	1,145,014	EUR	1,052,000	State Street Bank and Trust Company	7/29/22	30,160	—
USD	7,801	EUR	7,350	State Street Bank and Trust Company	7/29/22	12	—
USD	7,439	EUR	7,010	State Street Bank and Trust Company	7/29/22	10	—
USD	7,782	EUR	7,337	State Street Bank and Trust Company	7/29/22	7	—
USD	4,003	EUR	3,793	State Street Bank and Trust Company	7/29/22	—	(16)
USD	5,264,127	GBP	4,191,634	Bank of America, N.A.	7/29/22	—	(8,702)
						$80,895	$(60,803)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
21
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Statement of Assets and Liabilities (Unaudited)

April 30, 2022
Assets
Unaffiliated investments, at value (identified cost $454,104,000)	$ 423,666,451
Affiliated investment, at value (identified cost $20,256,196)	20,256,196
Cash	2,545,897
Deposits for derivatives collateral - forward foreign currency exchange contracts	230,000
Foreign currency, at value (identified cost $498,306)	497,905
Interest receivable	3,606,306
Dividends receivable from affiliated investment	838
Receivable for investments sold	3,878,282
Receivable for Fund shares sold	372,336
Receivable for open forward foreign currency exchange contracts	80,895
Tax reclaims receivable	36,089
Receivable from affiliate	52,064
Total assets	$ 455,223,259
Liabilities
Cash collateral due to broker	$ 230,000
Payable for investments purchased	10,407,267
Payable for Fund shares redeemed	744,055
Payable for open forward foreign currency exchange contracts	60,803
Distributions payable	44,262
Payable to affiliates:
Investment adviser and administration fee	203,180
Distribution and service fees	24,084
Trustees' fees	1,838
Other	10,216
Accrued expenses	199,328
Total liabilities	$ 11,925,033
Net Assets	$ 443,298,226
Sources of Net Assets
Paid-in capital	$ 677,323,312
Accumulated loss	(234,025,086)
Net Assets	$ 443,298,226
Class A Shares
Net Assets	$ 47,621,524
Shares Outstanding	4,734,524
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.06
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 10.40
Class C Shares
Net Assets	$ 16,704,860
Shares Outstanding	1,659,130
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 10.07
Class I Shares
Net Assets	$ 241,038,205
Shares Outstanding	23,901,216
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.08
22
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2022
Class R6 Shares
Net Assets	$137,933,637
Shares Outstanding	13,681,500
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.08
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
23
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2022
Investment Income
Dividend income	$ 126,513
Dividend income from affiliated investments	10,359
Interest and other income (net of foreign taxes withheld of $3,596)	10,070,731
Total investment income	$ 10,207,603
Expenses
Investment adviser and administration fee	$ 1,161,774
Distribution and service fees:
Class A	62,360
Class C	102,830
Trustees’ fees and expenses	10,960
Custodian fee	94,815
Transfer and dividend disbursing agent fees	101,836
Legal and accounting services	54,712
Printing and postage	15,374
Registration fees	44,899
Miscellaneous	21,472
Total expenses	$ 1,671,032
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 221
Total expense reductions	$ 221
Net expenses	$ 1,670,811
Net investment income	$ 8,536,792
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (3,929,009)
Investment transactions - affiliated investment	7,311
Swap contracts	112,484
Foreign currency transactions	295,382
Forward foreign currency exchange contracts	4,328,497
Net realized gain	$ 814,665
Change in unrealized appreciation (depreciation):
Investments	$ (24,067,965)
Foreign currency	(26,821)
Forward foreign currency exchange contracts	(170,135)
Net change in unrealized appreciation (depreciation)	$(24,264,921)
Net realized and unrealized loss	$(23,450,256)
Net decrease in net assets from operations	$(14,913,464)
24
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Statements of Changes in Net Assets

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 8,536,792	$ 17,241,814
Net realized gain	814,665	11,518,187
Net change in unrealized appreciation (depreciation)	(24,264,921)	8,104,986
Net increase (decrease) in net assets from operations	$ (14,913,464)	$ 36,864,987
Distributions to shareholders:
Class A	$ (996,246)	$ (2,441,307)
Class C	(333,143)	(918,488)
Class I	(6,117,743)	(13,710,039)
Class R6	(1,352,296)	(1,018,286)
Total distributions to shareholders	$ (8,799,428)	$ (18,088,120)
Transactions in shares of beneficial interest:
Class A	$ (10,995,646)	$ (4,422,683)
Class C	(6,056,956)	(11,856,859)
Class I	(88,995,641)	27,480,521
Class R6	99,276,491	39,031,168
Net increase (decrease) in net assets from Fund share transactions	$ (6,771,752)	$ 50,232,147
Net increase (decrease) in net assets	$ (30,484,644)	$ 69,009,014
Net Assets
At beginning of period	$ 473,782,870	$ 404,773,856
At end of period	$443,298,226	$473,782,870
25
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Financial Highlights

	Class A
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 10.680	$ 10.210	$ 10.760	$ 10.620	$ 10.830	$ 10.030
Income (Loss) From Operations
Net investment income(1)	$ 0.202	$ 0.394	$ 0.423	$ 0.496	$ 0.216	$ 0.142
Net realized and unrealized gain (loss)	(0.615)	0.489	(0.500)	0.148	(0.118)	0.860
Total income (loss) from operations	$ (0.413)	$ 0.883	$ (0.077)	$ 0.644	$ 0.098	$ 1.002
Less Distributions
From net investment income	$ (0.207)	$ (0.413)	$ (0.473)	$ (0.504)	$ (0.308)	$ (0.202)
Total distributions	$ (0.207)	$ (0.413)	$ (0.473)	$ (0.504)	$ (0.308)	$ (0.202)
Net asset value — End of period	$ 10.060	$10.680	$10.210	$10.760	$10.620	$10.830
Total Return(2)	(3.91)% (3)	8.73%	(0.66)% (4)	6.22% (4)	0.89% (4)	10.12% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 47,622	$ 61,518	$ 63,023	$ 3,888	$ 1,032	$ 25,477
Ratios (as a percentage of average daily net assets):(5)
Expenses	0.98% (6)(7)	0.96%	0.99% (4)	1.00% (4)	1.08% (4)(8)(9)	1.08% (4)(8)(9)
Net investment income	3.89% (6)	3.70%	4.13%	4.64%	2.00%	1.37%
Portfolio Turnover	44% (3)	76%	93%	96%	113% (10)	55% (10)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser and administrator (and sub-adviser, if applicable) reimbursed certain operating expenses (equal to 0.01%, 0.70%, 0.22% and 0.14% of average daily net assets for the years ended October 31, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses for the period while the Fund was investing in the Portfolios.
(6)	Annualized.
(7)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(8)	Excludes expenses incurred by the Fund as a result of its investments in Affiliated Investment Funds (equal to 0.26% and 0.27% of average daily net assets for the years ended October 31, 2018 and 2017, respectively).
(9)	Includes interest and dividend expense, including on securities sold short, of less than 0.005% of average daily net assets for each of the years ended October 31, 2018 and 2017.
(10)	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
References to Portfolios herein are to Massachusetts business trusts managed by Eaton Vance Management or its affiliates in which the Fund invested a substantial portion of its investable assets during the year ended October 31, 2018 and fiscal years prior thereto.
26
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 10.690	$ 10.220	$ 10.770	$ 10.620	$ 10.790	$ 9.990
Income (Loss) From Operations
Net investment income(1)	$ 0.162	$ 0.315	$ 0.353	$ 0.411	$ 0.159	$ 0.057
Net realized and unrealized gain (loss)	(0.614)	0.489	(0.508)	0.154	(0.090)	0.866
Total income (loss) from operations	$ (0.452)	$ 0.804	$ (0.155)	$ 0.565	$ 0.069	$ 0.923
Less Distributions
From net investment income	$ (0.168)	$ (0.334)	$ (0.395)	$ (0.415)	$ (0.239)	$ (0.123)
Total distributions	$ (0.168)	$ (0.334)	$ (0.395)	$ (0.415)	$ (0.239)	$ (0.123)
Net asset value — End of period	$ 10.070	$10.690	$10.220	$10.770	$10.620	$10.790
Total Return(2)	(4.26)% (3)	7.92%	(1.40)% (4)	5.43% (4)	0.63% (4)	9.33% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 16,705	$ 23,956	$ 34,273	$ 1,259	$ 693	$ 1,366
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.73% (6)(7)	1.71%	1.74% (4)	1.75% (4)	1.82% (4)(8)(9)	1.83% (4)(8)(9)
Net investment income	3.12% (6)	2.95%	3.45%	3.85%	1.48%	0.56%
Portfolio Turnover	44% (3)	76%	93%	96%	113% (10)	55% (10)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser and administrator (and sub-adviser, if applicable) reimbursed certain operating expenses (equal to 0.01%, 0.70%, 0.28% and 0.14% of average daily net assets for the years ended October 31, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses for the period while the Fund was investing in the Portfolios.
(6)	Annualized.
(7)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(8)	Excludes expenses incurred by the Fund as a result of its investments in Affiliated Investment Funds (equal to 0.26% and 0.27% of average daily net assets for the years ended October 31, 2018 and 2017, respectively).
(9)	Includes interest and dividend expense, including on securities sold short, of less than 0.005% of average daily net assets for each of the years ended October 31, 2018 and 2017.
(10)	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
References to Portfolios herein are to Massachusetts business trusts managed by Eaton Vance Management or its affiliates in which the Fund invested a substantial portion of its investable assets during the year ended October 31, 2018 and fiscal years prior thereto.
27
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 10.710	$ 10.240	$ 10.790	$ 10.650	$ 10.820	$ 10.020
Income (Loss) From Operations
Net investment income(1)	$ 0.214	$ 0.420	$ 0.449	$ 0.526	$ 0.278	$ 0.153
Net realized and unrealized gain (loss)	(0.623)	0.491	(0.499)	0.146	(0.093)	0.875
Total income (loss) from operations	$ (0.409)	$ 0.911	$ (0.050)	$ 0.672	$ 0.185	$ 1.028
Less Distributions
From net investment income	$ (0.221)	$ (0.441)	$ (0.500)	$ (0.532)	$ (0.355)	$ (0.228)
Total distributions	$ (0.221)	$ (0.441)	$ (0.500)	$ (0.532)	$ (0.355)	$ (0.228)
Net asset value — End of period	$ 10.080	$ 10.710	$ 10.240	$10.790	$10.650	$10.820
Total Return(2)	(3.87)% (3)	8.99%	(0.40)% (4)	6.48% (4)	1.72% (4)	10.41% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$241,038	$345,990	$304,389	$ 68,533	$ 17,654	$ 12,883
Ratios (as a percentage of average daily net assets):(5)
Expenses	0.72% (6)(7)	0.71%	0.74% (4)	0.75% (4)	0.81% (4)(8)(9)	0.83% (4)(8)(9)
Net investment income	4.11% (6)	3.93%	4.38%	4.90%	2.59%	1.47%
Portfolio Turnover	44% (3)	76%	93%	96%	113% (10)	55% (10)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser and administrator (and sub-adviser, if applicable) reimbursed certain operating expenses (equal to 0.01%, 0.70%, 0.33% and 0.14% of average daily net assets for the years ended October 31, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses for the period while the Fund was investing in the Portfolios.
(6)	Annualized.
(7)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(8)	Excludes expenses incurred by the Fund as a result of its investments in Affiliated Investment Funds (equal to 0.26% and 0.27% of average daily net assets for the years ended October 31, 2018 and 2017, respectively).
(9)	Includes interest and dividend expense, including on securities sold short, of less than 0.005% of average daily net assets for each of the years ended October 31, 2018 and 2017.
(10)	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
References to Portfolios herein are to Massachusetts business trusts managed by Eaton Vance Management or its affiliates in which the Fund invested a substantial portion of its investable assets during the year ended October 31, 2018 and fiscal years prior thereto.
28
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,		Period Ended October 31, 2019(1)
			2021		2020
Net asset value — Beginning of period	$ 10.710	$ 10.230	$ 10.790	$ 10.820
Income (Loss) From Operations
Net investment income(2)	$ 0.211	$ 0.418	$ 0.443	$ 0.059
Net realized and unrealized gain (loss)	(0.618)	0.507	(0.501)	(0.011)
Total income (loss) from operations	$ (0.407)	$ 0.925	$ (0.058)	$ 0.048
Less Distributions
From net investment income	$ (0.223)	$ (0.445)	$ (0.502)	$ (0.078)
Total distributions	$ (0.223)	$ (0.445)	$ (0.502)	$ (0.078)
Net asset value — End of period	$ 10.080	$10.710	$10.230	$10.790
Total Return(3)	(3.85)% (4)	9.13%	(0.47)% (5)	0.44% (4)(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$137,934	$ 42,319	$ 3,089	$ 10
Ratios (as a percentage of average daily net assets):
Expenses	0.65% (6)(7)	0.65%	0.69% (5)	0.75% (5)(6)
Net investment income	4.09% (6)	3.90%	4.34%	3.40% (6)
Portfolio Turnover	44% (4)	76%	93%	96% (8)
(1)	For the period from the commencement of operations, September 3, 2019, to October, 31, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.01% and 0.68% of average daily net assets for the year ended October 31, 2020 and the period ended October 31, 2019, respectively). Absent this reimbursement, total return would be lower.
(6)	Annualized.
(7)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(8)	For the year ended October 31, 2019.
29
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Multi-Asset Credit Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
30

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s "fair value", which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2022, the Fund had sufficient cash and/or securities to cover these commitments.
H  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
I  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the
31

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
K  Credit Default Swaps—Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount equal to a certain percentage of the notional amount (initial margin), which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
L  Interim Financial Statements—The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (if any) are made annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $203,113,850 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2021, $203,113,850 are long-term.
Deferred capital losses of $202,903,992 included in the amounts above are available to the Fund as a result of a reorganization. Utilization of a portion of the Fund’s deferred capital losses may be limited in accordance with certain income tax regulations.
32

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 475,166,472
Gross unrealized appreciation	$ 1,922,077
Gross unrealized depreciation	(33,145,810)
Net unrealized depreciation	$ (31,223,733)
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.550%
$1 billion but less than $2.5 billion	0.530%
$2.5 billion but less than $5 billion	0.510%
$5 billion and over	0.500%
For the six months ended April 30, 2022, the investment adviser and administration fee amounted to $1,161,774 or 0.55% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM. EVM pays EVAIL a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser and administration fee paid was reduced by $221 relating to the Fund's investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by EVM. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.99%, 1.74%, 0.74% and 0.69% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after February 28, 2023. Pursuant to this agreement, no operating expenses were allocated to EVM and EVAIL for the six months ended April 30, 2022.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2022, EVM earned $5,363 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $143 as its portion of the sales charges on sales of Class A shares for the six months ended April 30, 2022. EVD also received distribution and service fees from Class A and Class C shares (see Note 5) and contingent deferred sales charges (see Note 6).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
33

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended April 30, 2022 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 182,284,147	$ 182,824,348
U.S. Government and Agency Securities	—	3,611,125
	$182,284,147	$186,435,473
5  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2022 amounted to $62,360 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2022, the Fund paid or accrued to EVD $77,122 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2022 amounted to $25,708 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
6  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2022, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	235,017	$ 2,462,836	570,342	$ 6,080,465
Issued to shareholders electing to receive payments of distributions in Fund shares	80,777	839,828	164,533	1,754,967
Redemptions	(1,571,614)	(16,687,511)	(1,431,541)	(15,237,768)
Converted from Class C shares	231,644	2,389,201	282,289	2,979,653
Net decrease	(1,024,176)	$ (10,995,646)	(414,377)	$ (4,422,683)
34

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class C
Sales	15,681	$ 162,844	125,590	$ 1,333,427
Issued to shareholders electing to receive payments of distributions in Fund shares	31,544	328,688	84,549	902,296
Redemptions	(397,264)	(4,159,287)	(1,041,563)	(11,112,929)
Converted to Class A shares	(231,418)	(2,389,201)	(282,021)	(2,979,653)
Net decrease	(581,457)	$ (6,056,956)	(1,113,445)	$ (11,856,859)
Class I
Sales	4,631,908	$ 48,622,834	12,756,957	$ 136,200,827
Issued to shareholders electing to receive payments of distributions in Fund shares	573,913	5,993,514	1,255,082	13,427,614
Redemptions	(13,609,680)	(143,611,989)	(11,445,365)	(122,147,920)
Net increase (decrease)	(8,403,859)	$ (88,995,641)	2,566,674	$ 27,480,521
Class R6
Sales	9,934,357	$ 101,487,973	3,703,402	$ 39,586,888
Issued to shareholders electing to receive payments of distributions in Fund shares	117,895	1,212,047	71,105	762,586
Redemptions	(323,627)	(3,423,529)	(123,440)	(1,318,306)
Net increase	9,728,625	$ 99,276,491	3,651,067	$ 39,031,168
At April 30, 2022, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 25.3% of the value of the outstanding shares of the Fund.
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Portfolio of Investments. At April 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: During the six months ended April 30, 2022, the Fund entered into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund's net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2022, the fair value of derivatives with credit related contingent features in a net liability position was $60,803. At April 30, 2022, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default
35

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at April 30, 2022.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2022 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Forward foreign currency exchange contracts	$80,895 (1)	$(60,803) (2)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of April 30, 2022.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$ 50,706	$ (50,706)	$ —	$ —	$ —
State Street Bank and Trust Company	30,189	(16)	(30,173)	—	—
	$80,895	$(50,722)	$(30,173)	$ —	$ —
36

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$ (60,769)	$ 50,706	$ —	$ —	$ (10,063)
Deutsche Bank AG	(18)	—	—	—	(18)
State Street Bank and Trust Company	(16)	16	—	—	—
	$(60,803)	$50,722	$ —	$ —	$(10,081)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2022 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Total
Net realized gain (loss):
Swap contracts	$ 112,484	$ —	$ 112,484
Forward foreign currency exchange contracts	—	4,328,497	4,328,497
Total	$112,484	$4,328,497	$4,440,981
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ —	$ (170,135)	$ (170,135)
The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2022, which are indicative of the volume of these derivative types, were approximately as follows:
Forward Foreign Currency Exchange Contracts*	Swap Contracts
$54,931,000	$714,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.
37

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

10  Investments in Affiliated Funds
At April 30, 2022, the value of the Fund's investment in affiliated funds was $20,256,196, which represents 4.6% of the Fund's net assets. Transactions in affiliated funds by the Fund for the six months ended April 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$21,857,933	$252,340,921	$(274,206,165)	$ 7,311	$ —	$ —	$ 9,521	—
Liquidity Fund	—	28,219,498	(7,963,302)	—	—	20,256,196	838	20,256,196
Total				$7,311	$ —	$20,256,196	$10,359
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 24,342,179	$ —	$ 24,342,179
Collateralized Mortgage Obligations	—	676,911	—	676,911
Commercial Mortgage-Backed Securities	—	10,938,276	—	10,938,276
Common Stocks	537,588	2,010	0	539,598
Convertible Bonds	—	1,715,400	—	1,715,400
Convertible Preferred Stocks	—	24,804	—	24,804
Corporate Bonds	—	197,811,478	—	197,811,478
Exchange-Traded Funds	6,581,940	—	—	6,581,940
Preferred Stocks	1,031,397	—	—	1,031,397
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	179,998,168	—	179,998,168
Warrants	—	0	0	0
Miscellaneous	—	6,300	—	6,300
Short-Term Investments	20,256,196	—	—	20,256,196
Total Investments	$28,407,121	$ 415,515,526	$ 0	$ 443,922,647
Forward Foreign Currency Exchange Contracts	$ —	$ 80,895	$ —	$ 80,895
Total	$28,407,121	$ 415,596,421	$ 0	$ 444,003,542
38

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ (60,803)	$ —	$ (60,803)
Total	$ —	$ (60,803)	$ —	$ (60,803)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2022 is not presented.
12  Risks and Uncertainties
LIBOR Transition Risk
Certain instruments held by the Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
39

Eaton Vance
Multi-Asset Credit Fund
April 30, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
40

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
41

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
42

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
43

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7783    4.30.22

Parametric

Tax-Managed International Equity Fund

Semiannual Report

April 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report April 30, 2022

Parametric

Tax-Managed International Equity Fund

Parametric

Tax-Managed International Equity Fund

April 30, 2022

Performance

Portfolio Manager(s) Thomas C. Seto, Paul W. Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	04/22/1998	04/22/1998	(12.90)%	(9.84)%	4.46%	5.47%
Class A with 5.25% Maximum Sales Charge	—	—	(17.46)	(14.60)	3.34	4.90
Class C at NAV	04/22/1998	04/22/1998	(13.29)	(10.57)	3.68	4.85
Class C with 1% Maximum Sales Charge	—	—	(14.14)	(11.45)	3.68	4.85
Class I at NAV	09/02/2008	04/22/1998	(12.78)	(9.64)	4.72	5.73

MSCI EAFE Index	—	—	(11.80)%	(8.15)%	4.77%	5.77%

% After-Tax Returns with Maximum Sales Charge	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A After Taxes on Distributions	04/22/1998	04/22/1998	(14.74)%	3.22%	4.75%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	(7.99)	2.96	4.28
Class C After Taxes on Distributions	04/22/1998	04/22/1998	(11.41)	3.75	4.78
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	(6.23)	3.27	4.22
Class I After Taxes on Distributions	09/02/2008	04/22/1998	(9.85)	4.55	5.54
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	(4.96)	4.11	5.00

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I

Gross	1.39%	2.14%	1.14%
Net	1.05	1.80	0.80

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

Tax-Managed International Equity Fund

April 30, 2022

Fund Profile

Sector Allocation (% of net assets)*

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)*

Nestle S.A.	1.3%

Air Liquide S.A.	1.2

Cie Financiere Richemont S.A.	0.9

Sanofi	0.9

AstraZeneca PLC	0.9

Repsol S.A.	0.7

TotalEnergies SE	0.7

Deutsche Telekom AG	0.7

CSL, Ltd.	0.7

Roche Holding AG PC	0.7

Total	8.7%

Footnotes:

Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

*	Excludes cash and cash equivalents.

3

Parametric

Tax-Managed International Equity Fund

April 30, 2022

Endnotes and Additional Disclosures

[1]

MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020. Class C shares automatically converted to Class A shares ten years after purchase.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective April 29, 2022, the Fund’s Investor Class shares were redesignated as Class A shares. Class A shares are subject to a front-end sales charge, subject to certain exceptions. Former Investor Class shareholders, who established their Fund accounts before April 29, 2022, did not pay a sales charge in connection with the redesignation or will not be subject to this sales charge on future purchases of Class A shares for such accounts. Effective April 29, 2022, the Fund’s Institutional Class shares were redesignated as Class I shares. This share class redesignation did not result in changes to the annual operating expenses of Class I or the Fund.

4

Parametric

Tax-Managed International Equity Fund

April 30, 2022

Fund Expenses

Example

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/21)	Ending Account Value (4/30/22)	Expenses Paid During Period* (11/1/21 – 4/30/22)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$871.00	$4.87	**	1.05%
Class C	$1,000.00	$867.10	$8.33	**	1.80%
Class I	$1,000.00	$872.20	$3.71	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.59	$5.26	**	1.05%
Class C	$1,000.00	$1,015.87	$9.00	**	1.80%
Class I	$1,000.00	$1,020.83	$4.01	**	0.80%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2021. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

5

Parametric

Tax-Managed International Equity Fund

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Investment in Tax-Managed International Equity Portfolio, at value (identified cost $33,632,518)	$35,899,098

Receivable for Fund shares sold	18,699

Receivable from affiliates	18,305

Total assets	$35,936,102

Liabilities

Payable for Fund shares redeemed	$59,694

Payable to affiliates:

Distribution and service fees	4,310

Trustees’ fees	43

Accrued expenses	26,939

Total liabilities	$90,986

Net Assets	$35,845,116

Sources of Net Assets

Paid-in capital	$34,474,022

Distributable earnings	1,371,094

Net Assets	$35,845,116

Class A Shares

Net Assets	$18,812,587

Shares Outstanding	1,627,891

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.56

Maximum Offering Price Per Share

(100 ÷ 94.75 of net asset value per share)	$12.20

Class C Shares

Net Assets	$283,340

Shares Outstanding	25,751

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$11.00

Class I Shares

Net Assets	$16,749,189

Shares Outstanding	1,453,938

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.52

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Parametric

Tax-Managed International Equity Fund

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income allocated from Portfolio (net of foreign taxes withheld of $67,377)	$503,771

Securities lending income allocated from Portfolio, net	9,399

Expenses allocated from Portfolio	(128,751)

Total investment income from Portfolio	$384,419

Expenses

Distribution and service fees:

Class A	$25,978

Class C	1,648

Trustees’ fees and expenses	250

Custodian fee	8,989

Transfer and dividend disbursing agent fees	29,650

Legal and accounting services	11,925

Printing and postage	8,908

Registration fees	25,360

Miscellaneous	4,999

Total expenses	$117,707

Deduct:

Waiver and/or reimbursement of expenses by affiliates	$67,375

Total expense reductions	$67,375

Net expenses	$50,332

Net investment income	$334,087

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss):

Investment transactions	$(77,816)

Foreign currency transactions	395

Net realized loss	$(77,421)

Change in unrealized appreciation (depreciation):

Investments	$(5,419,692)

Foreign currency	(12,933)

Net change in unrealized appreciation (depreciation)	$(5,432,625)

Net realized and unrealized loss	$(5,510,046)

Net decrease in net assets from operations	$(5,175,959)

7	See Notes to Financial Statements.

Parametric

Tax-Managed International Equity Fund

April 30, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$334,087	$768,425

Net realized loss	(77,421)	(327,229)

Net change in unrealized appreciation (depreciation)	(5,432,625)	8,853,823

Net increase (decrease) in net assets from operations	$(5,175,959)	$9,295,019

Distributions to shareholders:

Class A	$(449,871)	$(234,080)

Class C	(4,143)	—

Class I	(383,363)	(179,742)

Total distributions to shareholders	$(837,377)	$(413,822)

Transactions in shares of beneficial interest:

Class A	$(165,868)	$(1,175,092)

Class C	(85,901)	(318,573)

Class I	3,092,797	1,306,907

Net increase (decrease) in net assets from Fund share transactions	$2,841,028	$(186,758)

Net increase (decrease) in net assets	$(3,172,308)	$8,694,439

Net Assets

At beginning of period	$39,017,424	$30,322,985

At end of period	$35,845,116	$39,017,424

8	See Notes to Financial Statements.

Parametric

Tax-Managed International Equity Fund

April 30, 2022

Financial Highlights

	Class A

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$13.550		$10.480	$11.330	$10.370	$11.310	$9.460

Income (Loss) From Operations

Net investment income(1)	$0.101		$0.250	$0.147	$0.242	$0.179	$0.204

Net realized and unrealized gain (loss)	(1.817)		2.955	(0.738)	0.887	(0.848)	1.810

Total income (loss) from operations	$(1.716)		$3.205	$(0.591)	$1.129	$(0.669)	$2.014

Less Distributions

From net investment income	$(0.274)		$(0.135)	$(0.259)	$(0.169)	$(0.271)	$(0.164)

Total distributions	$(0.274)		$(0.135)	$(0.259)	$(0.169)	$(0.271)	$(0.164)

Net asset value — End of period	$11.560		$13.550	$10.480	$11.330	$10.370	$11.310

Total Return(2)(3)	(12.90	)%(4)	30.73%	(5.41)%	11.16%	(6.09)%	21.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$18,813		$22,264	$18,165	$21,757	$17,824	$21,885

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)	1.05	%(6)(7)	1.05%	1.05%	1.05%	1.05%	1.11%

Net investment income	1.61	%(7)	1.93%	1.37%	2.26%	1.59%	2.00%

Portfolio Turnover of the Portfolio	12	%(4)	23%	10%	37%	30%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.36%, 0.34%, 0.45%, 0.51%, 0.41% and 0.34% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(7)	Annualized.

9	See Notes to Financial Statements.

Parametric

Tax-Managed International Equity Fund

April 30, 2022

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$12.840		$9.900	$10.690	$9.770	$10.670	$8.930

Income (Loss) From Operations

Net investment income(1)	$0.047		$0.133	$0.062	$0.119	$0.086	$0.121

Net realized and unrealized gain (loss)	(1.735)		2.807	(0.701)	0.886	(0.794)	1.713

Total income (loss) from operations	$(1.688)		$2.940	$(0.639)	$1.005	$(0.708)	$1.834

Less Distributions

From net investment income	$(0.152)		$—	$(0.151)	$(0.085)	$(0.192)	$(0.094)

Total distributions	$(0.152)		$—	$(0.151)	$(0.085)	$(0.192)	$(0.094)

Net asset value — End of period	$11.000		$12.840	$9.900	$10.690	$9.770	$10.670

Total Return(2)(3)	(13.29	)%(4)	29.70%	(6.11)%	10.42%	(6.78)%	20.78%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$283		$419	$598	$1,862	$6,186	$8,026

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)	1.80	%(6)(7)	1.80%	1.80%	1.80%	1.80%	1.86%

Net investment income	0.79	%(7)	1.09%	0.62%	1.20%	0.81%	1.26%

Portfolio Turnover of the Portfolio	12	%(4)	23%	10%	37%	30%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.36%, 0.34%, 0.45%, 0.51%, 0.41% and 0.34% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(7)	Annualized.

10	See Notes to Financial Statements.

Parametric

Tax-Managed International Equity Fund

April 30, 2022

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$13.520		$10.460	$11.310	$10.350	$11.290	$9.450

Income (Loss) From Operations

Net investment income(1)	$0.125		$0.289	$0.173	$0.264	$0.198	$0.233

Net realized and unrealized gain (loss)	(1.817)		2.934	(0.736)	0.895	(0.840)	1.796

Total income (loss) from operations	$(1.692)		$3.223	$(0.563)	$1.159	$(0.642)	$2.029

Less Distributions

From net investment income	$(0.308)		$(0.163)	$(0.287)	$(0.199)	$(0.298)	$(0.189)

Total distributions	$(0.308)		$(0.163)	$(0.287)	$(0.199)	$(0.298)	$(0.189)

Net asset value — End of period	$11.520		$13.520	$10.460	$11.310	$10.350	$11.290

Total Return(2)(3)	(12.78	)%(4)	30.99%	(5.19)%	11.52%	(5.88)%	21.95%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16,749		$16,335	$11,560	$13,301	$12,011	$10,331

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)	0.80	%(6)(7)	0.80%	0.80%	0.80%	0.80%	0.85%

Net investment income	2.00	%(7)	2.23%	1.62%	2.48%	1.76%	2.27%

Portfolio Turnover of the Portfolio	12	%(4)	23%	10%	37%	30%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.36%, 0.34%, 0.45%, 0.51%, 0.41% and 0.35% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(7)	Annualized.

11	See Notes to Financial Statements.

Parametric

Tax-Managed International Equity Fund

April 30, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Tax-Managed International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A (renamed from Investor Class effective April 29, 2022) shares are generally sold subject to a sales charge imposed at time of purchase. Former Investor Class shareholders, who established their Fund accounts before April 29, 2022, did not pay a sales charge in connection with the redesignation or will not be subject to this sales charge on future purchases of Class A shares for such accounts. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or employer sponsored retirement plans. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I (renamed from Institutional Class effective April 29, 2022) shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed International Equity Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (53.3% at April 30, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Parametric

Tax-Managed International Equity Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $727,553 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2021, $52,688 are short-term and $674,865 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.500%

$1 billion but less than $2.5 billion	0.475%

$2.5 billion but less than $5.0 billion	0.455%

$5 billion and over	0.440%

For the six months ended April 30, 2022, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2023. Pursuant to this agreement, EVM and Parametric were allocated $67,375 in total of the Fund’s operating expenses for the six months ended April 30, 2022.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2022, EVM earned $10,173 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2022 amounted to $25,978 for Class A shares.

13

Parametric

Tax-Managed International Equity Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2022, the Fund paid or accrued to EVD $1,236 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2022 amounted to $412 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Redemptions of Class A shares by former Investor Class shareholders are not subject to a CDSC. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2022, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2022, increases and decreases in the Fund’s investment in the Portfolio aggregated $3,262,144 and $1,282,546, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021

	Shares	Amount	Shares	Amount

Class A

Sales	15,088	$186,722	30,731	$397,724

Issued to shareholders electing to receive payments of distributions in Fund shares	31,812	416,101	17,774	216,129

Redemptions	(69,462)	(864,859)	(157,811)	(2,029,240)

Converted from Class C shares	7,258	96,168	19,725	240,295

Net decrease	(15,304)	$(165,868)	(89,581)	$(1,175,092)

Class C

Sales	1,382	$17,226	1,584	$19,419

Issued to shareholders electing to receive payments of distributions in Fund shares	326	4,067	—	—

Redemptions	(928)	(11,026)	(8,514)	(97,697)

Converted to Class A shares	(7,654)	(96,168)	(20,867)	(240,295)

Net decrease	(6,874)	$(85,901)	(27,797)	$(318,573)

14

Parametric

Tax-Managed International Equity Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021

	Shares	Amount	Shares	Amount

Class I

Sales	334,708	$4,171,822	282,298	$3,637,343

Issued to shareholders electing to receive payments of distributions in Fund shares	28,431	370,458	14,247	172,530

Redemptions	(116,940)	(1,449,483)	(193,637)	(2,502,966)

Net increase	246,199	$3,092,797	102,908	$1,306,907

15

Tax-Managed International Equity Portfolio

April 30, 2022

Portfolio of Investments (Unaudited)

Common Stocks — 99.2%
Security	Shares	Value

Australia — 8.8%

Ampol, Ltd.	7,108	$167,118

Ansell, Ltd.	1,409	26,987

APA Group(1)	10,983	88,250

ASX, Ltd.(1)	1,525	92,201

Atlassian Corp. PLC, Class A(2)	1,600	359,728

Aurizon Holdings, Ltd.	14,009	39,563

Beach Energy, Ltd.	59,556	67,901

BHP Group, Ltd.	8,183	273,438

Brambles, Ltd.	17,422	128,650

carsales.com, Ltd.	5,155	76,104

Charter Hall Long Wale REIT	6,388	23,974

Charter Hall Retail REIT	6,757	21,107

Cleanaway Waste Management, Ltd.	15,558	34,874

Coles Group, Ltd.	12,714	167,172

Commonwealth Bank of Australia	4,049	294,296

Cromwell Property Group	20,061	12,040

CSL, Ltd.	2,517	480,370

Dexus	13,975	109,264

Domino’s Pizza Enterprises, Ltd.(1)	933	48,909

Elders, Ltd.	3,009	30,250

EVENT Hospitality and Entertainment, Ltd.(2)	2,551	26,124

Goodman Group	10,280	171,099

GPT Group (The)	22,015	78,261

GWA Group, Ltd.	11,241	17,955

Hansen Technologies, Ltd.(1)	14,633	56,636

Harvey Norman Holdings, Ltd.(1)	17,000	60,555

IDP Education, Ltd.(1)	3,186	59,105

IPH, Ltd.	4,980	26,401

IRESS, Ltd.	3,720	28,616

JB Hi-Fi, Ltd.(1)	1,878	69,554

Lendlease Corp., Ltd.(1)	4,427	37,923

Medibank Pvt, Ltd.	16,474	37,019

Metcash, Ltd.(1)	11,800	39,612

Mirvac Group	41,842	70,717

Newcrest Mining, Ltd.	2,354	44,207

NEXTDC, Ltd.(2)	5,120	39,751

Nine Entertainment Co. Holdings, Ltd.	27,192	50,965

Northern Star Resources, Ltd.(1)	3,606	24,787

Orica, Ltd.(1)	4,147	47,652

Qube Holdings, Ltd.	28,277	58,433

REA Group, Ltd.	1,183	105,982

Reece, Ltd.(1)	3,969	48,222

Rio Tinto, Ltd.	2,262	178,933

Shopping Centres Australasia Property Group	20,523	43,924

Security	Shares	Value

Australia (continued)

Sonic Healthcare, Ltd.	2,770	$71,539

Suncorp Group, Ltd.	10,185	81,775

Tabcorp Holdings, Ltd.(1)	26,454	101,166

Technology One, Ltd.	10,774	77,748

Telstra Corp., Ltd.	68,000	193,028

TPG Telecom, Ltd.	20,255	83,031

Transurban Group	22,607	227,011

Washington H. Soul Pattinson & Co., Ltd.	4,310	83,985

Waypoint REIT, Ltd.	9,833	18,536

Wesfarmers, Ltd.	7,953	275,198

Westpac Banking Corp.	3,483	58,305

Whitehaven Coal, Ltd.	32,210	110,611

Woodside Petroleum, Ltd.	8,655	188,299

Woolworths Group, Ltd.	14,196	384,045

		$5,918,906

Austria — 1.1%

ams-OSRAM AG(2)	3,049	$37,299

ANDRITZ AG	1,052	44,722

AT&S Austria Technologie & Systemtechnik AG	704	36,049

BAWAG Group AG(3)	822	39,032

CA Immobilien Anlagen AG(1)	2,034	57,446

Erste Group Bank AG	2,269	70,647

IMMOFINANZ AG	1,241	30,023

Lenzing AG	466	42,308

Oesterreichische Post AG	768	24,740

OMV AG	2,018	103,155

PIERER Mobility AG	420	34,570

S&T AG	1,191	20,135

Telekom Austria AG	8,000	57,038

Verbund AG(1)	1,229	131,367

voestalpine AG	1,029	26,777

		$755,308

Belgium — 2.4%

Ackermans & van Haaren NV	701	$124,972

Ageas S.A./NV	1,164	55,699

Anheuser-Busch InBev S.A./NV(1)	2,419	139,188

Befimmo S.A.	1,120	55,907

Cofinimmo S.A.	488	65,531

Deceuninck NV(1)	4,520	12,683

D’Ieteren Group	637	102,247

Econocom Group S.A./NV	10,730	40,998

Elia Group S.A./NV	938	149,309

Etablissements Franz Colruyt NV	478	17,553

Euronav NV	5,526	63,896

16	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Belgium (continued)

EVS Broadcast Equipment S.A.	1,740	$38,571

Fagron	1,130	21,196

Groupe Bruxelles Lambert S.A.	459	43,311

Melexis NV	909	78,024

Montea NV	196	23,401

Proximus SADP	7,427	129,811

Shurgard Self Storage S.A.	466	26,966

Sofina S.A.	150	45,969

Solvay S.A.	537	50,498

UCB S.A.	1,564	177,784

Umicore S.A.	2,338	89,881

VGP NV	165	42,916

		$1,596,311

Denmark — 2.3%

AP Moller - Maersk A/S, Class A	13	$36,798

AP Moller - Maersk A/S, Class B	18	52,096

Bakkafrost P/F	532	36,526

Carlsberg A/S, Class B	904	114,838

Chr. Hansen Holding A/S(1)	934	72,768

Coloplast A/S, Class B	178	23,982

Drilling Co. of 1972 A/S (The)(2)	483	24,086

DSV A/S	522	85,583

Jyske Bank A/S(2)	586	32,402

Netcompany Group A/S(2)(3)	252	14,014

Novo Nordisk A/S, Class B	2,404	274,600

Novozymes A/S, Class B	1,992	138,861

Orsted A/S(3)	1,991	220,265

Pandora A/S(1)	1,497	131,446

Ringkjoebing Landbobank A/S	652	79,954

Scandinavian Tobacco Group A/S(3)	1,702	35,479

SimCorp A/S	792	55,445

Sydbank A/S	1,310	45,029

Topdanmark A/S	972	54,545

Tryg A/S	1,584	37,663

		$1,566,380

Finland — 2.2%

Elisa Oyj	2,351	$137,819

Fortum Oyj	7,644	127,088

Kemira Oyj	2,727	35,771

Kesko Oyj, Class B	4,942	124,422

Kojamo Oyj	3,939	78,359

Kone Oyj, Class B	1,969	94,665

Neste Oyj	4,468	191,717

Nokia Oyj(2)	23,544	119,370

Security	Shares	Value

Finland (continued)

Nordea Bank Abp	13,924	$138,823

Orion Oyj, Class B	3,636	142,613

TietoEVRY Oyj(1)	956	23,983

Tokmanni Group Corp.	7,427	96,511

UPM-Kymmene Oyj	3,680	127,300

Valmet Oyj	1,377	36,877

		$1,475,318

France — 8.8%

Air Liquide S.A.	4,818	$833,554

Albioma S.A.	1,781	94,671

Alstom S.A.(1)	840	18,463

Altarea SCA	326	49,897

Amundi S.A.(3)	792	47,623

Atos SE	790	19,246

AXA S.A.(1)	8,332	220,423

Bollore SE	7,614	35,530

Bouygues S.A.(1)	1,100	37,822

Carrefour S.A.	5,094	108,031

Cie Generale des Etablissements Michelin SCA	623	77,165

Credit Agricole S.A.(1)	7,839	84,646

Danone S.A.	2,098	126,869

Dassault Systemes SE	7,700	340,527

Edenred	743	37,315

Engie S.A.(1)	16,365	193,115

EssilorLuxottica S.A.	1,642	279,547

Eurazeo SE	634	48,716

Gaztransport & Technigaz S.A.	853	101,574

Gecina S.A.	1,055	118,844

Getlink SE	2,197	40,203

Hermes International	100	123,306

ICADE	610	36,421

Klepierre S.A.	4,222	101,056

Lagardere S.A.	905	23,703

Legrand S.A.	560	49,624

LVMH Moet Hennessy Louis Vuitton SE	650	420,638

Neoen S.A.(2)(3)	335	13,385

Nexity S.A.	947	28,757

Orange S.A.	15,431	183,712

Pernod Ricard S.A.	615	126,926

Remy Cointreau S.A.	343	67,994

Rothschild & Co.	845	33,106

Rubis SCA	2,794	74,313

Sanofi(1)	5,890	622,543

Schneider Electric SE	718	103,011

SCOR SE	1,880	53,155

17	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

France (continued)

Technip Energies NV(2)	3,214	$39,056

Teleperformance	177	63,527

Thales S.A.	600	76,815

TotalEnergies SE	9,935	487,838

Ubisoft Entertainment S.A.(2)	1,529	69,130

Vinci S.A.(1)	1,159	112,462

Vivendi SE(1)	7,168	82,329

Wendel SE	356	35,470

		$5,942,058

Germany — 8.9%

7C Solarparken AG	10,508	$48,768

adidas AG	496	100,023

Allianz SE	1,358	306,411

BASF SE	3,663	192,904

Bayer AG	2,559	168,564

Bayerische Motoren Werke AG	1,291	105,431

Bechtle AG	1,660	76,708

Beiersdorf AG	2,967	298,007

Brenntag SE	725	55,944

Covestro AG(3)	1,939	83,485

Daimler Truck Holding AG(2)	1,045	28,105

Delivery Hero SE(2)(3)	1,222	42,957

Deutsche Bank AG(2)	6,495	64,946

Deutsche Boerse AG	570	99,234

Deutsche Post AG	2,299	98,219

Deutsche Telekom AG	26,429	486,853

Deutsche Wohnen SE	3,511	100,554

E.ON SE	42,145	438,601

Evonik Industries AG	3,498	91,495

Fresenius Medical Care AG & Co. KGaA	1,012	62,933

Hamborner REIT AG	9,210	85,959

HelloFresh SE(2)	1,527	64,369

Henkel AG & Co. KGaA, PFC Shares	1,638	105,178

K+S AG(2)	1,581	53,103

Knorr-Bremse AG	346	24,675

Merck KGaA	988	183,301

Muenchener Rueckversicherungs-Gesellschaft AG	660	157,173

Nemetschek SE	684	54,278

Puma SE	927	68,207

QIAGEN NV(2)	1,735	80,013

Rational AG	97	59,174

SAP SE	4,054	410,856

Sartorius AG, PFC Shares	46	17,247

Siemens AG	2,649	325,708

Siemens Healthineers AG(3)	1,428	76,355

Security	Shares	Value

Germany (continued)

STRATEC SE	127	$14,375

Suedzucker AG	11,715	152,572

Symrise AG	1,413	168,139

TeamViewer AG(2)(3)	2,797	33,561

Telefonica Deutschland Holding AG(3)	31,010	93,263

Uniper SE	4,579	117,702

United Internet AG	2,526	81,264

VERBIO Vereinigte BioEnergie AG	449	31,818

Vitesco Technologies Group AG(2)	1,032	41,473

Volkswagen AG	307	66,576

Volkswagen AG, PFC Shares	790	122,344

Vonovia SE	6,989	278,449

Zalando SE(2)(3)	1,079	42,455

		$5,959,729

Hong Kong — 4.7%

AIA Group, Ltd.	32,400	$318,290

Bank of East Asia, Ltd. (The)	28,200	41,728

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(1)	46,000	66,362

BOC Hong Kong Holdings, Ltd.	20,000	72,397

Budweiser Brewing Co. APAC Ltd.(3)	67,300	167,456

Cafe de Coral Holdings, Ltd.	22,000	34,539

China Evergrande New Energy Vehicle Group, Ltd.(2)(4)	88,500	28,872

China Traditional Chinese Medicine Holdings Co., Ltd.	134,000	65,288

Chow Tai Fook Jewellery Group, Ltd.	63,400	106,304

CK Asset Holdings, Ltd.	12,000	81,350

CK Hutchison Holdings, Ltd.	11,500	80,706

CLP Holdings, Ltd.	15,000	146,376

Fosun International, Ltd.	54,000	56,910

Galaxy Entertainment Group, Ltd.	35,000	199,716

Hang Seng Bank, Ltd.	2,400	42,493

Henderson Land Development Co., Ltd.	15,260	61,712

HK Electric Investments & HK Electric Investments, Ltd.	64,500	63,665

HKT Trust and HKT, Ltd.	152,000	217,710

Hong Kong & China Gas Co., Ltd.	111,906	123,423

Hysan Development Co., Ltd.	5,000	14,711

Jardine Matheson Holdings, Ltd.	2,800	148,313

Kerry Properties, Ltd.	10,000	27,041

Link REIT	12,000	103,653

MGM China Holdings, Ltd.(1)(2)	75,200	43,043

MTR Corp., Ltd.	17,000	90,323

New World Development Co., Ltd.	11,000	42,073

NWS Holdings, Ltd.	51,000	46,169

Pacific Basin Shipping, Ltd.	119,000	54,598

Power Assets Holdings, Ltd.	17,500	117,753

Sands China, Ltd.(2)	34,800	76,705

18	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hong Kong (continued)

Shangri-La Asia, Ltd.(2)	48,000	$36,343

Sino Land Co., Ltd.	32,000	42,297

SJM Holdings, Ltd.(1)(2)	94,000	39,486

Sun Hung Kai Properties, Ltd.	8,000	92,137

SUNeVision Holdings, Ltd.	110,000	91,385

Swire Properties, Ltd.	7,400	17,735

VSTECS Holdings, Ltd.	60,000	51,657

VTech Holdings, Ltd.	10,000	70,739

		$3,181,458

Ireland — 2.2%

Bank of Ireland Group PLC(2)	45,892	$278,138

CRH PLC	6,065	239,718

DCC PLC	1,267	95,999

Flutter Entertainment PLC(2)	2,027	203,692

ICON PLC(2)	980	221,686

Irish Residential Properties REIT PLC	42,500	65,291

Kerry Group PLC, Class A	1,947	214,880

Kingspan Group PLC	1,672	155,642

		$1,475,046

Israel — 2.2%

Amot Investments, Ltd.	5,499	$41,742

Azrieli Group, Ltd.	884	75,934

Bank Hapoalim B.M.	4,902	45,447

Bank Leumi Le-Israel B.M.	4,425	46,439

Bezeq The Israeli Telecommunication Corp., Ltd.(2)	95,648	151,629

Check Point Software Technologies, Ltd.(2)	385	48,622

Elbit Systems, Ltd.	297	64,469

Electra, Ltd.	118	80,972

Energix-Renewable Energies, Ltd.	13,304	45,074

Fiverr International, Ltd.(1)(2)	353	18,797

ICL Group, Ltd.	12,708	137,809

Kenon Holdings, Ltd.	1,599	91,323

Maytronics, Ltd.	4,367	77,540

Mizrahi Tefahot Bank, Ltd.	1,469	54,338

Nice, Ltd.(2)	490	101,885

OPC Energy, Ltd.(2)	1,911	21,008

Paz Oil Co., Ltd.(2)	650	100,740

Reit 1, Ltd.	7,407	48,052

Shufersal, Ltd.	7,005	58,937

Strauss Group, Ltd.	1,358	36,301

Teva Pharmaceutical Industries, Ltd. ADR(2)	15,917	138,637

		$1,485,695

Security	Shares	Value

Italy — 4.4%

Assicurazioni Generali SpA(1)	4,184	$79,216

Atlantia SpA(2)	6,270	149,574

Brunello Cucinelli SpA(2)	1,252	64,082

Cementir Holding NV	6,913	48,122

Davide Campari-Milano NV	18,866	212,869

De’Longhi SpA	1,200	29,100

DiaSorin SpA	977	127,979

Enel SpA	34,588	224,922

Eni SpA	20,895	292,087

Ferrari NV	1,054	221,925

FinecoBank Banca Fineco SpA	1,887	26,232

GVS SpA(3)	4,062	33,833

Infrastrutture Wireless Italiane SpA(3)	25,801	275,305

Interpump Group SpA	778	31,454

Intesa Sanpaolo SpA	43,996	89,651

Italgas SpA	7,381	47,790

Italmobiliare SpA	1,360	43,086

Iveco Group NV(2)	3,449	20,292

MFE-MediaForEurope NV, Class B(1)	9,790	9,016

Poste Italiane SpA(3)	5,564	54,522

Prysmian SpA	3,437	111,788

RAI Way SpA(3)	4,122	24,235

Recordati Industria Chimica e Farmaceutica SpA	2,623	126,398

Reply SpA	996	146,628

Saipem SpA(1)(2)	25,787	29,185

Salvatore Ferragamo SpA(2)	2,265	39,367

Saras SpA(2)	14,538	13,531

STMicroelectronics NV	7,572	279,952

Technogym SpA(1)(3)	2,741	20,689

Terna - Rete Elettrica Nazionale	8,968	73,144

UnipolSai Assicurazioni SpA	10,716	30,142

		$2,976,116

Japan — 13.0%

Advance Residence Investment Corp.	13	$35,599

Aeon Co., Ltd.	3,000	57,016

Aeon Mall Co., Ltd.	1,800	21,902

Air Water, Inc.	2,000	26,546

Ajinomoto Co., Inc.	2,100	54,561

ANA Holdings, Inc.(2)	1,100	20,736

Asahi Intecc Co., Ltd.	2,500	48,310

Asahi Kasei Corp.	8,100	66,458

Astellas Pharma, Inc.	6,200	94,399

Bandai Namco Holdings, Inc.	800	54,162

Bank of Kyoto, Ltd. (The)	500	21,784

Bridgestone Corp.	1,600	58,646

19	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)

Canon, Inc.	3,000	$69,027

Central Japan Railway Co.	200	25,177

Chiba Bank, Ltd. (The)	7,000	40,343

Chubu Electric Power Co., Inc.	8,000	80,761

Chugai Pharmaceutical Co., Ltd.	2,700	80,906

Chugoku Electric Power Co., Inc. (The)	4,500	29,639

Concordia Financial Group, Ltd.	10,800	39,302

CyberAgent, Inc.	3,200	33,808

Daicel Corp.	3,400	20,784

Daido Steel Co., Ltd.	700	19,967

Daiichi Sankyo Co., Ltd.	6,000	151,073

Daikin Industries, Ltd.	500	76,409

Daito Trust Construction Co., Ltd.	500	48,156

Daiwa House Industry Co., Ltd.	3,500	84,141

Daiwa House REIT Investment Corp.	23	55,982

Daiwa Securities Group, Inc.	7,000	34,308

East Japan Railway Co.	600	31,288

ENEOS Holdings, Inc.	31,700	111,540

Fast Retailing Co., Ltd.	100	46,041

Frontier Real Estate Investment Corp.	8	30,996

FUJIFILM Holdings Corp.	800	43,977

Fujitsu, Ltd.	300	45,345

GLP J-REIT	28	37,782

Hankyu Hanshin Holdings, Inc.	1,000	26,392

Hirose Electric Co., Ltd.	315	39,965

Hisamitsu Pharmaceutical Co., Inc.	1,100	30,136

Hitachi, Ltd.	1,300	61,654

Hoya Corp.	1,100	109,166

Hulic Co., Ltd.	4,000	33,774

Idemitsu Kosan Co., Ltd.	3,700	97,514

Industrial & Infrastructure Fund Investment Corp.	21	30,133

Ito En, Ltd.(1)	600	24,657

ITOCHU Corp.	1,500	45,271

Iwatani Corp.	1,800	71,616

Japan Exchange Group, Inc.	2,100	31,270

Japan Post Bank Co., Ltd.	2,300	17,352

Japan Post Holdings Co., Ltd.	5,300	37,163

Japan Real Estate Investment Corp.	11	53,238

Japan Tobacco, Inc.	3,400	57,840

JSR Corp.	1,500	40,733

Kajima Corp.	2,000	22,289

Kakaku.com, Inc.	1,900	39,789

Kansai Paint Co., Ltd.	1,400	19,281

Kao Corp.	1,600	64,126

KDDI Corp.	6,400	211,934

Kenedix Office Investment Corp.	6	31,360

Security	Shares	Value

Japan (continued)

Keyence Corp.	400	$160,802

Kintetsu Group Holdings Co., Ltd.	800	22,937

Kirin Holdings Co., Ltd.	3,800	55,395

Kobayashi Pharmaceutical Co., Ltd.	500	34,097

Kobe Bussan Co., Ltd.	1,400	34,131

Kuraray Co., Ltd.	2,500	19,994

Kyocera Corp.	900	47,256

Kyowa Kirin Co., Ltd.	1,300	27,400

Kyushu Electric Power Co., Inc.	6,600	41,424

Lasertec Corp.	200	26,720

Makita Corp.	1,000	29,557

Marubeni Corp.	7,000	76,409

Maruichi Steel Tube, Ltd.(1)	1,200	25,611

MatsukiyoCocokara & Co.	900	29,750

MEIJI Holdings Co., Ltd.	800	39,878

Mitsubishi Chemical Holdings Corp.	10,000	60,976

Mitsubishi Corp.(1)	2,200	73,866

Mitsubishi Electric Corp.	2,600	27,233

Mitsubishi Estate Co., Ltd.	7,600	110,706

Mitsubishi Gas Chemical Co., Inc.	1,600	23,365

Mitsubishi UFJ Financial Group, Inc.(5)	26,800	155,798

Mitsui & Co., Ltd.	1,400	33,902

Mitsui Chemicals, Inc.	1,300	29,702

Mitsui Fudosan Co., Ltd.	5,100	108,088

Mizuho Financial Group, Inc.	6,730	81,720

MS&AD Insurance Group Holdings, Inc.	1,800	53,581

Murata Manufacturing Co., Ltd.	1,500	89,411

NEC Corp.	1,500	58,194

Nexon Co., Ltd.	3,000	68,313

Nichirei Corp.	1,500	27,541

Nidec Corp.	500	32,325

Nintendo Co., Ltd.	400	182,556

Nippon Accommodations Fund, Inc.	8	39,403

Nippon Building Fund, Inc.	11	57,104

Nippon Paint Holdings Co., Ltd.	6,000	47,528

Nippon Prologis REIT, Inc.	23	63,659

Nippon Shokubai Co., Ltd.	600	24,139

Nippon Telegraph & Telephone Corp.	5,000	147,347

Nissin Foods Holdings Co., Ltd.	700	48,694

Nitori Holdings Co., Ltd.	400	41,152

Nitto Denko Corp.	700	46,985

NOF Corp.	800	30,028

Nomura Research Institute, Ltd.	2,000	56,553

NTT Data Corp.	4,400	81,127

Obic Co., Ltd.	300	44,322

Oji Holdings Corp.	9,300	44,054

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)

Ono Pharmaceutical Co., Ltd.	2,500	$64,226

Oriental Land Co., Ltd.	500	75,635

Osaka Gas Co., Ltd.	4,100	73,896

Otsuka Holdings Co., Ltd.	2,400	80,646

Pan Pacific International Holdings Corp.	2,000	30,627

PeptiDream, Inc.(2)	2,200	35,483

Pigeon Corp.	2,100	35,816

Rakuten Group, Inc.(1)	3,000	21,090

Resona Holdings, Inc.	12,400	53,920

Ricoh Co., Ltd.	4,000	29,208

Rinnai Corp.	600	38,352

Santen Pharmaceutical Co., Ltd.	2,700	21,964

Sekisui House, Ltd.	2,000	34,736

Seven & i Holdings Co., Ltd.	2,500	110,542

Shikoku Electric Power Co., Inc.	5,200	29,897

Shimadzu Corp.	1,200	39,231

Shimano, Inc.	300	53,155

Shin-Etsu Chemical Co., Ltd.	1,300	178,665

Shizuoka Bank, Ltd. (The)	5,800	37,526

Showa Denko K.K.	1,600	31,133

SMC Corp.	100	48,422

SoftBank Corp.	11,800	137,327

Sony Group Corp.	1,600	138,082

Square Enix Holdings Co., Ltd.	700	27,948

Sumitomo Chemical Co., Ltd.	10,900	46,349

Sumitomo Corp.	1,600	25,318

Sumitomo Mitsui Financial Group, Inc.	3,800	114,813

Sumitomo Mitsui Trust Holdings, Inc.	1,500	46,556

Sumitomo Realty & Development Co., Ltd.	2,600	68,974

Suntory Beverage & Food, Ltd.	900	35,461

Sysmex Corp.	800	52,478

Takeda Pharmaceutical Co., Ltd.	5,000	145,083

TDK Corp.	600	18,535

TEIJIN, Ltd.	1,400	14,961

Toho Gas Co., Ltd.	1,500	35,189

Tokio Marine Holdings, Inc.	2,000	108,137

Tokyo Gas Co., Ltd.	5,200	99,603

Tokyu Corp.	2,000	24,458

Toppan, Inc.	2,000	33,059

Toshiba Corp.	1,800	74,751

Tosoh Corp.	2,200	30,379

Toyo Suisan Kaisha, Ltd.	1,000	30,876

Toyobo Co., Ltd.	1,800	14,799

Toyota Industries Corp.	400	23,991

Toyota Motor Corp.	14,500	248,439

Trend Micro, Inc.	600	33,454

Security	Shares	Value

Japan (continued)

Tsuruha Holdings, Inc.	500	$25,554

Unicharm Corp.	2,200	76,542

Welcia Holdings Co., Ltd.	1,200	24,599

Yakult Honsha Co., Ltd.	500	25,890

Yamato Holdings Co., Ltd.	2,000	37,424

Yamato Kogyo Co., Ltd.	1,000	32,273

Yamazaki Baking Co., Ltd.	2,000	24,724

Z Holdings Corp.	17,000	66,739

		$8,721,192

Netherlands — 4.4%

ABN AMRO Bank NV(1)(3)	2,263	$28,132

Aegon NV(1)	12,248	63,502

ASML Holding NV	768	435,870

ASR Nederland NV	1,620	73,627

Boskalis Westminster NV	954	33,133

Corbion NV	2,072	71,837

Euronext NV(3)	576	46,150

Flow Traders(1)(3)	619	20,208

IMCD NV(1)	840	133,747

ING Groep NV	3,977	37,679

JDE Peet’s NV	1,640	48,247

Just Eat Takeaway.com NV(1)(2)(3)	2,956	80,292

Koninklijke Ahold Delhaize NV	9,251	272,867

Koninklijke DSM NV	1,609	270,488

Koninklijke KPN NV	80,454	277,614

Koninklijke Philips NV	7,407	193,553

Koninklijke Vopak NV(1)	771	20,732

NN Group NV	1,992	97,571

NSI NV	1,000	39,117

Prosus NV(1)	4,499	216,981

SBM Offshore NV	4,496	65,152

Signify NV(3)	1,727	73,065

Universal Music Group NV	7,168	166,344

Wolters Kluwer NV	2,003	202,268

		$2,968,176

New Zealand — 1.1%

a2 Milk Co., Ltd. (The)(1)(2)	19,927	$63,142

Auckland International Airport, Ltd.(2)	12,240	61,482

Contact Energy, Ltd.	9,580	50,330

Fisher & Paykel Healthcare Corp., Ltd.	3,040	41,776

Fletcher Building, Ltd.	7,381	29,402

Goodman Property Trust	27,739	40,379

Heartland Group Holdings, Ltd.	19,544	28,852

KMD Brands, Ltd.	27,332	24,221

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

New Zealand (continued)

Mercury NZ, Ltd.	13,643	$52,895

Pacific Edge, Ltd.(2)	33,981	19,637

Precinct Properties New Zealand, Ltd.	27,851	27,217

Pushpay Holdings, Ltd.(2)	16,676	14,065

SKYCITY Entertainment Group, Ltd.	23,126	43,203

Spark New Zealand, Ltd.	29,667	93,828

Xero, Ltd.(2)	1,231	81,175

Z Energy, Ltd.	22,601	54,923

		$726,527

Norway — 2.2%

Atea ASA	6,274	$74,759

Borregaard ASA	2,485	47,401

DNB Bank ASA(1)	4,962	96,150

Elmera Group ASA(3)	4,604	10,390

Entra ASA(3)	6,540	107,830

Equinor ASA	6,138	207,462

Europris ASA(3)	9,810	49,847

Gjensidige Forsikring ASA	1,701	36,366

Kongsberg Gruppen ASA	1,873	80,450

Mowi ASA	4,027	113,751

Nordic Nanovector ASA(1)(2)	9,318	14,138

Nordic Semiconductor ASA(2)	1,783	35,448

Opera, Ltd. ADR(2)	6,200	35,092

Orkla ASA(1)	8,207	66,597

Scatec ASA(1)(3)	3,300	39,886

Schibsted ASA, Class B	1,364	26,219

SFL Corp, Ltd.	2,400	23,808

SpareBank 1 SMN	2,095	29,356

Telenor ASA	10,353	146,013

Tomra Systems ASA	1,225	48,174

Veidekke ASA	3,671	47,534

Yara International ASA	2,459	125,036

		$1,461,707

Portugal — 1.2%

Banco Comercial Portugues S.A.(2)	634,436	$98,077

Corticeira Amorim SGPS S.A.	4,721	48,839

CTT-Correios de Portugal S.A.	12,855	58,105

EDP-Energias de Portugal S.A.(1)	19,728	91,946

Galp Energia SGPS S.A., Class B(1)	13,571	165,181

Jeronimo Martins SGPS S.A.	5,858	121,944

Navigator Co. S.A. (The)	25,712	105,476

NOS SGPS S.A.	17,214	72,794

REN - Redes Energeticas Nacionais SGPS S.A.	11,590	35,328

		$797,690

Security	Shares	Value

Singapore — 2.3%

Ascendas Real Estate Investment Trust	23,500	$48,351

CapitaLand Investment, Ltd.(2)	11,500	34,870

ComfortDelGro Corp., Ltd.	36,500	38,557

Flex, Ltd.(2)	9,257	152,648

Genting Singapore, Ltd.	108,600	63,052

Keppel Corp., Ltd.	17,800	87,786

Keppel Infrastructure Trust	106,657	42,587

Mapletree Commercial Trust	18,500	24,881

Mapletree Industrial Trust	18,060	33,936

Mapletree Logistics Trust	30,900	39,686

Olam Group, Ltd.	33,100	40,449

Oversea-Chinese Banking Corp., Ltd.	14,700	130,515

Raffles Medical Group, Ltd.	38,400	33,160

Sea, Ltd. ADR(2)	965	79,863

Sembcorp Industries, Ltd.	21,400	45,321

Singapore Airlines, Ltd.(1)(2)	14,800	58,337

Singapore Exchange, Ltd.	7,000	49,254

Singapore Post, Ltd.	26,100	13,403

Singapore Technologies Engineering, Ltd.	19,500	57,430

Singapore Telecommunications, Ltd.	42,000	83,823

Suntec Real Estate Investment Trust	27,000	35,669

United Overseas Bank, Ltd.	4,500	96,328

UOL Group, Ltd.	4,600	24,171

Venture Corp., Ltd.	5,000	61,380

Wilmar International, Ltd.	58,400	186,161

		$1,561,618

Spain — 4.5%

Acerinox S.A.	6,807	$71,672

Aena SME S.A.(2)(3)	1,064	150,992

Almirall S.A.	2,700	35,076

Amadeus IT Group S.A.(2)	5,033	315,382

Banco Santander S.A.(1)	70,803	206,911

Bankinter S.A.	12,265	72,178

CaixaBank S.A.(1)	33,334	107,599

Cellnex Telecom S.A.(3)	4,799	223,683

Cia de Distribucion Integral Logista Holdings S.A.	2,665	49,104

Ebro Foods S.A.(1)	2,380	42,791

Ercros SA(2)	8,525	29,233

Fluidra S.A.(1)	2,164	58,567

Grifols S.A.(1)	5,904	98,885

Iberdrola S.A.	28,131	323,248

Indra Sistemas S.A.(2)	3,340	34,037

Industria de Diseno Textil S.A.(1)	10,976	230,137

Laboratorios Farmaceuticos Rovi S.A.	1,773	121,062

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Spain (continued)

Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros(1)	5,974	$8,582

Merlin Properties Socimi S.A.	18,476	200,717

Metrovacesa SA(3)	2,645	21,121

Red Electrica Corp. S.A.	2,456	49,450

Repsol S.A.	32,787	489,112

Telefonica S.A.	14,746	71,734

Viscofan S.A.	825	45,543

		$3,056,816

Sweden — 4.4%

Alfa Laval AB(1)	2,000	$55,673

Arjo AB, Class B	8,801	66,068

Assa Abloy AB, Class B(1)	2,883	72,860

Atlas Copco AB, Class A(1)	751	34,048

Axfood AB(1)	2,975	88,036

BillerudKorsnas AB	2,548	39,319

BioGaia AB, Class B	921	57,910

Boliden AB(1)	711	30,830

Castellum AB(1)	6,400	126,741

Electrolux AB, Class B(1)	3,051	46,529

Elekta AB, Class B	5,121	34,491

Embracer Group AB(1)(2)	4,344	29,035

Epiroc AB, Class A(1)	2,897	58,731

Essity AB, Class B	7,328	193,247

Evolution AB(3)	1,309	134,301

Fabege AB	7,085	85,999

Fingerprint Cards AB, Class B(1)(2)	29,632	34,129

Getinge AB, Class B	2,649	76,630

HMS Networks AB	1,113	45,555

Holmen AB, Class B	2,532	146,346

Husqvarna AB, Class B(1)	3,790	36,229

Industrivarden AB, Class A(1)	1,060	27,160

Investor AB, Class A	2,160	45,115

Investor AB, Class B	5,782	111,262

JM AB	2,031	46,906

Lundin Energy AB	4,713	194,863

MIPS AB	368	26,135

Mycronic AB	2,681	46,884

Oatly Group AB ADR(1)(2)	7,600	27,056

Securitas AB, Class B(1)	1,900	22,433

Skanska AB, Class B	1,238	23,649

Spotify Technology S.A.(2)	972	98,804

Svenska Cellulosa AB SCA, Class B	9,048	175,104

Svenska Handelsbanken AB, Class A	7,120	71,815

Swedbank AB, Class A	5,109	80,820

Security	Shares	Value

Sweden (continued)

Swedish Orphan Biovitrum AB(2)	2,203	$46,344

Tele2 AB, Class B(1)	4,040	53,547

Telefonaktiebolaget LM Ericsson, Class B	21,275	169,715

Telia Co. AB	19,206	79,717

Thule Group AB(1)(3)	1,277	44,295

Vitrolife AB	1,099	28,259

Wallenstam AB, Class B	3,540	39,141

Wihlborgs Fastigheter AB	1,734	30,063

		$2,981,794

Switzerland — 9.0%

Allreal Holding AG	346	$65,263

ALSO Holding AG	245	55,403

Baloise Holding AG	396	68,881

Banque Cantonale Vaudoise	570	48,172

Belimo Holding AG	140	69,191

BKW AG	330	40,171

Bucher Industries AG	58	20,911

Cembra Money Bank AG	670	48,344

Cie Financiere Richemont S.A.	5,363	623,131

DKSH Holding AG	773	66,373

Ems-Chemie Holding AG	104	92,781

Flughafen Zurich AG(2)	154	26,041

Forbo Holding AG	26	38,061

Geberit AG	221	126,030

Givaudan S.A.	74	294,115

Helvetia Holding AG	425	54,615

Inficon Holding AG	86	78,301

Intershop Holding AG	78	50,792

Kuehne & Nagel International AG	464	129,802

Landis+Gyr Group AG	1,111	62,004

LEM Holding S.A.	13	29,948

Logitech International S.A.	2,732	177,795

Mobilezone Holding AG	4,644	75,196

Nestle S.A.	6,911	892,169

Novartis AG	4,292	379,281

Roche Holding AG PC	1,212	449,426

Roche Holding AG, Bearer Shares	218	87,580

Schindler Holding AG	320	61,432

Schindler Holding AG PC	353	67,820

Schweiter Technologies AG(1)	45	45,275

SGS S.A.	32	82,225

SIG Group AG	5,783	121,070

Sika AG	1,144	349,444

Stadler Rail AG(1)	1,511	54,897

Swatch Group AG (The)	155	39,780

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Switzerland (continued)

Swiss Life Holding AG	264	$154,365

Swiss Prime Site AG	1,328	129,805

Swiss Re AG	262	21,486

Swisscom AG	418	247,164

UBS Group AG	8,639	146,661

Valora Holding AG	245	40,059

Zehnder Group AG	691	54,033

Zurich Insurance Group AG	683	310,949

		$6,076,242

United Kingdom — 9.1%

3i Group PLC	3,933	$64,364

Admiral Group PLC	1,052	33,114

Antofagasta PLC	2,417	46,271

Assura PLC	34,782	28,697

AstraZeneca PLC	4,331	577,934

Auto Trader Group PLC(3)	12,550	99,047

Avast PLC(3)	12,144	86,102

Aviva PLC	11,882	63,748

BAE Systems PLC	8,600	79,435

Bellway PLC	608	18,466

Berkeley Group Holdings PLC	509	25,815

Big Yellow Group PLC	2,400	43,373

BP PLC	23,461	113,265

British American Tobacco PLC	3,774	158,177

BT Group PLC	20,087	44,545

Bunzl PLC	1,400	54,013

Burberry Group PLC	1,532	30,235

Capricorn Energy PLC(2)	43,432	111,709

Compass Group PLC	5,483	115,701

Croda International PLC	729	70,805

Derwent London PLC	1,020	38,701

Direct Line Insurance Group PLC	9,041	28,695

Diversified Energy Co. PLC	103,611	156,541

DS Smith PLC	10,893	44,762

Experian PLC	2,304	79,567

Ferguson PLC	689	86,434

Fresnillo PLC	1,893	18,317

Grainger PLC	11,835	44,023

Great Portland Estates PLC	4,065	34,528

Halma PLC	5,460	167,598

Hikma Pharmaceuticals PLC	1,344	31,571

Howden Joinery Group PLC	5,263	49,828

HSBC Holdings PLC	21,374	133,569

InterContinental Hotels Group PLC	751	47,944

Intertek Group PLC	543	33,837

Security	Shares	Value

United Kingdom (continued)

Lloyds Banking Group PLC	135,333	$76,864

London Stock Exchange Group PLC	726	71,578

LondonMetric Property PLC	11,374	38,443

Marks & Spencer Group PLC(2)	30,532	52,122

Mondi PLC	3,379	63,478

Moneysupermarket.com Group PLC	7,023	15,385

National Grid PLC	18,771	278,880

NCC Group PLC(1)	21,199	48,117

Next PLC	582	43,592

Pearson PLC	5,346	51,909

Pennon Group PLC	2,714	37,714

Persimmon PLC	2,761	71,908

Phoenix Group Holdings PLC	5,262	39,856

Primary Health Properties PLC	23,037	41,778

QinetiQ Group PLC	8,311	35,260

Reckitt Benckiser Group PLC	1,454	113,391

RELX PLC	3,168	94,376

Rentokil Initial PLC	5,526	37,954

Rightmove PLC	13,046	100,286

Rio Tinto PLC	3,415	241,291

Safestore Holdings PLC	3,803	59,828

Sage Group PLC (The)	15,349	140,851

Segro PLC	8,635	144,568

Severn Trent PLC	3,397	133,507

Shell PLC	13,561	364,057

Sirius Real Estate, Ltd.	24,045	36,549

Spectris PLC	815	29,808

Spirax-Sarco Engineering PLC	358	54,021

Standard Chartered PLC	5,917	40,451

Taylor Wimpey PLC	12,334	19,398

Tesco PLC	31,547	107,175

Tritax Big Box REIT PLC	37,589	114,747

Unilever PLC	2,896	134,415

United Utilities Group PLC	9,445	135,728

Vodafone Group PLC	116,824	176,867

		$6,106,883

Total Common Stocks (identified cost $60,983,866)		$66,790,970

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 5.1%

Affiliated Fund — 0.1%
Security	Shares	Value

Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(6)	65,993	$65,993

Total Affiliated Fund (identified cost $65,993)		$65,993

Securities Lending Collateral — 5.0%
Security	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio, 0.31%(7)	3,352,039	$3,352,039

Total Securities Lending Collateral (identified cost $3,352,039)		$3,352,039

Total Short-Term Investments (identified cost $3,418,032)		$3,418,032

Total Investments — 104.3% (identified cost $64,401,898)		$70,209,002

Other Assets, Less Liabilities — (4.3)%		$(2,862,997)

Net Assets — 100.0%		$67,346,005

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at April 30, 2022. The aggregate market value of securities on loan at April 30, 2022 was $5,592,383.

(2)	Non-income producing security.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $2,533,255 or 3.8% of the Portfolio’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 7).

(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.

(7)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	11.1%	$7,479,100

Industrials	10.9	7,318,907

Consumer Discretionary	10.0	6,716,013

Health Care	9.7	6,553,675

Consumer Staples	9.7	6,514,444

Materials	9.5	6,400,135

Information Technology	9.0	6,084,919

Communication Services	8.5	5,747,563

Real Estate	7.8	5,223,040

Utilities	6.5	4,409,102

Energy	6.5	4,344,072

Short-Term Investments	5.1	3,418,032

Total Investments	104.3%	$70,209,002

Abbreviations:

ADR	–	American Depositary Receipt

PC	–	Participation Certificate

PFC Shares	–	Preference Shares

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Unaffiliated investments, at value (identified cost $64,194,854) — including $5,592,383 of securities on loan	$69,987,211

Affiliated investments, at value (identified cost $207,044)	221,791

Foreign currency, at value (identified cost $150,661)	147,771

Dividends receivable	203,915

Dividends receivable from affiliated investments	2,699

Securities lending income receivable	5,304

Tax reclaims receivable	206,685

Total assets	$70,775,376

Liabilities

Collateral for securities loaned	$3,352,039

Payable to affiliates:

Investment adviser fee	28,979

Trustees’ fees	356

Accrued expenses	47,997

Total liabilities	$3,429,371

Net Assets applicable to investors’ interest in Portfolio	$67,346,005

26	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income (net of foreign taxes withheld of $127,492)	$955,233

Dividend income from affiliated investments (net of foreign taxes withheld of $487)	2,771

Securities lending income, net	17,954

Total investment income	$975,958

Expenses

Investment adviser fee	$181,583

Trustees’ fees and expenses	2,145

Custodian fee	34,033

Legal and accounting services	26,983

Miscellaneous	3,280

Total expenses	$248,024

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$2

Total expense reductions	$2

Net expenses	$248,022

Net investment income	$727,936

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions	$(126,919)

Investment transactions - affiliated investments	(2,328)

Foreign currency transactions	674

Net realized loss	$(128,573)

Change in unrealized appreciation (depreciation):

Investments	$(10,389,318)

Investments - affiliated investments	12,203

Foreign currency	(24,389)

Net change in unrealized appreciation (depreciation)	$(10,401,504)

Net realized and unrealized loss	$(10,530,077)

Net decrease in net assets from operations	$(9,802,141)

27	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$727,936	$1,715,573

Net realized loss	(128,573)	(639,164)

Net change in unrealized appreciation (depreciation)	(10,401,504)	17,468,645

Net increase (decrease) in net assets from operations	$(9,802,141)	$18,545,054

Capital transactions:

Contributions	$3,697,942	$4,433,462

Withdrawals	(3,636,812)	(5,907,437)

Net increase (decrease) in net assets from capital transactions	$61,130	$(1,473,975)

Net increase (decrease) in net assets	$(9,741,011)	$17,071,079

Net Assets

At beginning of period	$77,087,016	$60,015,937

At end of period	$67,346,005	$77,087,016

28	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2022

Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2021	2020	2019	2018	2017

Ratios (as a percentage of average daily net assets):

Expenses	0.68	%(1)(2)	0.68%	0.69%	0.74%	0.71%	0.68%

Net investment income	2.01	%(1)	2.31%	1.74%	2.53%	1.90%	2.30%

Portfolio Turnover	12	%(3)	23%	10%	37%	30%	26%

Total Return	(12.73	)%(3)	31.20%	(5.07)%	11.59%	(5.77)%	22.05%

Net assets, end of period (000’s omitted)	$67,346		$77,087	$60,016	$71,054	$68,042	$75,680

(1)	Annualized.

(2)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(3)	Not annualized.

29	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2022, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 53.3% and 46.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Portfolio’s financial statements for such outstanding reclaims.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

30

Tax-Managed International Equity Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.500%

$1 billion but less than $2.5 billion	0.475%

$2.5 billion but less than $5 billion	0.455%

$5 billion and over	0.440%

For the six months ended April 30, 2022, the investment adviser fee amounted to $181,583 or 0.50% (annualized) of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Parametric Portfolio Associates LLC (Parametric), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $2 relating to the Portfolio’s investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $9,698,669 and $8,917,124, respectively, for the six months ended April 30, 2022.

31

Tax-Managed International Equity Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$64,894,732

Gross unrealized appreciation	$11,728,465

Gross unrealized depreciation	(6,414,195)

Net unrealized appreciation	$5,314,270

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.

At April 30, 2022, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $5,592,383 and $5,882,165, respectively. Collateral received was comprised of cash of $3,352,039 and U.S. government and/or agencies securities of $2,530,126. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Common Stocks	$3,352,039	$—	$—	$—	$3,352,039

32

Tax-Managed International Equity Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

The carrying amount of the liability for collateral for securities loaned at April 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2022.

7  Investments in Affiliated Issuers and Funds

The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At April 30, 2022, the value of the Portfolio’s investment in affiliated issuers and funds was $221,791, which represents 0.3% of the Portfolio’s net assets. Transactions in affiliated issuers and funds by the Portfolio for the six months ended April 30, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period

Common Stocks

Mitsubishi UFJ Financial Group, Inc.	$176,569	$—	$(30,651)	$(2,323)	$12,203	$155,798	$2,695	26,800

Short-Term Investments

Cash Reserves Fund	221,857	3,408,354	(3,630,206)	(5)	—	—	72	—

Liquidity Fund	—	148,196	(82,203)	—	—	65,993	4	65,993

Total				$(2,328)	$12,203	$221,791	$2,771

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks:

Asia/Pacific	$632,688	$19,448,141		$28,872	$20,109,701

Developed Europe	406,446	44,789,128		—	45,195,574

Developed Middle East	206,056	1,279,639		—	1,485,695

Total Common Stocks	$1,245,190	$65,516,908	**	$28,872	$66,790,970

Short-Term Investments:

Affiliated Fund	$65,993	$—		$—	$65,993

Securities Lending Collateral	3,352,039	—		—	3,352,039

Total Investments	$4,663,222	$65,516,908		$28,872	$70,209,002

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

33

Tax-Managed International Equity Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2022 is not presented.

9 Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

34

Parametric

Tax-Managed International Equity Fund

April 30, 2022

Officers and Trustees

Officers of Parametric Tax-Managed International Equity Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed International Equity Portfolio

Edward J. Perkin

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Parametric Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio

George J. Gorman

Chairperson

Alan C. Bowser**

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

Nancy A. Wiser**

*	Interested Trustee

**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

35

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

36

Eaton Vance Funds

Privacy Notice — continued	April 2021

Page 2

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

37

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

38

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser of Parametric Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Investment Adviser and Administrator of Parametric Tax-Managed International Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.   Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7689    4.30.22

Eaton Vance
Short Duration Government Income Fund
Semiannual Report
April 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2022
Eaton Vance
Short Duration Government Income Fund

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Performance

Portfolio Manager(s) Andrew Szczurowski, CFA and Alexander Payne, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	05/17/2021	09/30/2002	(0.47)%	(1.34)%	1.26%	1.24%
Class A at NAV	09/30/2002	09/30/2002	(0.47)	(1.22)	1.28	1.25
Class A with 2.25% Maximum Sales Charge	—	—	(2.66)	(3.48)	0.83	1.02
Class C at NAV	09/30/2002	09/30/2002	(0.77)	(1.81)	0.68	0.77
Class C with 1% Maximum Sales Charge	—	—	(1.76)	(2.78)	0.68	0.77
Class I at NAV	05/04/2009	09/30/2002	(0.35)	(0.97)	1.54	1.50

ICE BofA 0-1 Year U.S. Treasury Index	—	—	(0.29)%	(0.26)%	1.20%	0.74%
% Total Annual Operating Expense Ratios[3]	Advisers Class	Class A	Class C	Class I
	0.77%	0.77%	1.37%	0.52%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Fund Profile

Asset Allocation (% of total investments)*
*	Other represents any investment type less than 1% of total investments.
3

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Endnotes and Additional Disclosures

[1]	ICE BofA 0-1 Year U.S. Treasury Index is an unmanaged index of short-term U.S. Treasury securities having a maturity of less than one year. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Advisers Class is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/21)	Ending Account Value (4/30/22)	Expenses Paid During Period* (11/1/21 – 4/30/22)	Annualized Expense Ratio
Actual
Advisers Class	$1,000.00	$ 995.30	$3.81	0.77%
Class A	$1,000.00	$ 995.30	$3.86	0.78%
Class C	$1,000.00	$ 992.30	$6.82	1.38%
Class I	$1,000.00	$ 996.50	$2.57	0.52%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,020.98	$3.86	0.77%
Class A	$1,000.00	$1,020.93	$3.91	0.78%
Class C	$1,000.00	$1,017.95	$6.90	1.38%
Class I	$1,000.00	$1,022.22	$2.61	0.52%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2021.
5

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 21.9%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 0.791%, (COF + 0.65%), 10/15/22(1)	$1	$ 524
Series 2135, Class JZ, 6.00%, 3/15/29	354	373,277
Series 3866, Class DF, 2.004%, (1 mo. USD LIBOR + 1.45%), 5/15/41(1)	1,128	1,105,113
Series 4102, Class DF, 1.605%, (1 mo. USD LIBOR + 1.15%), 9/15/42(1)	271	258,091
Series 4159, Class FP, 1.355%, (1 mo. USD LIBOR + 0.90%), 11/15/42(1)	722	669,176
Series 4180, Class KF, 1.455%, (1 mo. USD LIBOR + 1.00%), 1/15/43(1)	3,213	3,012,875
Series 4204, Class AF, 1.455%, (1 mo. USD LIBOR + 1.00%), 5/15/43(1)	540	497,860
Series 4212, Class NS, 4.735%, (5.40% - 1 mo. USD LIBOR x 1.20), 6/15/43(2)	1,693	1,811,664
Series 4223, Class NF, 1.405%, (1 mo. USD LIBOR + 0.95%), 7/15/43(1)	1,941	1,828,397
Series 4249, Class CF, 1.255%, (1 mo. USD LIBOR + 0.80%), 9/15/43(1)	7,161	7,437,067
Series 4299, Class JG, 2.50%, 7/15/43	860	853,332
Series 4389, Class CA, 3.00%, 9/15/44	1,533	1,497,841
Series 4619, Class KF, 1.205%, (1 mo. USD LIBOR + 0.75%), 6/15/39(1)	732	740,001
Series 4678, Class PC, 3.00%, 1/15/46	1,968	1,964,317
Series 4876, Class FA, 1.254%, (1 mo. USD LIBOR + 0.70%), 5/15/49(1)	8,645	8,762,190
Series 4995, Class ZN, 2.50%, 7/25/50	1,125	1,077,218
Series 5009, Class ZN, 3.50%, 7/25/50	5,891	5,073,110
Series 5020, Class EZ, 2.00%, 10/25/50	10,686	9,191,775
Series 5021, Class CZ, 2.00%, 10/25/50	3,688	3,482,127
Series 5021, Class NZ, 2.00%, 10/25/50	3,129	2,742,230
Series 5028, Class AZ, 2.00%, 10/25/50	980	926,285
Series 5028, Class TZ, 2.00%, 10/25/50	2,640	2,270,444
Series 5028, Class ZA, 2.00%, 10/25/50	1,127	1,039,979
Series 5028, Class ZT, 2.00%, 10/25/50	2,191	1,985,033
Series 5031, Class Z, 2.50%, 10/25/50	8	5,489
Series 5035, Class AZ, 2.00%, 11/25/50	1,442	1,267,286
Series 5035, Class ZK, 2.50%, 11/25/50	17,436	16,135,981
Series 5035, Class ZT, 2.00%, 10/25/50	1,601	1,462,001
Series 5036, Class Z, 2.00%, 11/25/50	14,506	12,879,509
Series 5037, Class QZ, 2.00%, 11/25/50	6,499	5,793,712
Series 5037, Class ZQ, 2.00%, 11/25/50	756	696,714
Series 5038, Class Z, 2.50%, 10/25/50	3	2,692
Series 5038, Class ZN, 2.00%, 11/25/50	1,766	1,664,098
Series 5039, Class PZ, 2.00%, 11/25/50	1,155	1,072,651
Series 5039, Class ZJ, 2.00%, 11/25/50	347	325,940
Series 5040, Class TZ, 2.50%, 11/25/50	4,185	3,225,276
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5048, Class CZ, 2.00%, 12/25/50	$1,842	$ 1,733,363
Series 5050, Class DZ, 2.00%, 11/25/50	3,567	3,291,392
Series 5050, Class ZC, 2.00%, 12/25/50	6,243	5,545,180
Series 5050, Class ZJ, 2.00%, 12/25/50	8,003	7,156,363
Series 5054, Class DZ, 2.00%, 12/25/50	15,309	13,776,312
Series 5057, Class AZ, 2.00%, 12/25/50	3,045	1,951,579
Series 5058, Class CZ, 2.00%, 1/25/51	8,630	7,413,510
Series 5058, Class Z, 2.00%, 1/25/51	693	647,477
Series 5058, Class ZA, 2.00%, 1/25/51	1,024	935,378
Series 5058, Class ZH, 3.00%, 5/25/50	5,716	5,015,441
Series 5068, Class UZ, 2.50%, 1/25/51	11,375	10,382,130
Series 5071, Class CS, 3.148%, (3.30% - 30-day average SOFR), 2/25/51(2)	7,325	5,101,151
Series 5071, Class SP, 3.148%, (3.30% - 30-day average SOFR), 2/25/51(2)	9,615	7,542,329
Series 5072, Class ZU, 2.50%, 2/25/51	3,088	2,886,895
Series 5083, Class SK, 3.664%, (3.867% - 30-day average SOFR x 1.33), 3/25/51(2)	9,600	7,241,766
Series 5083, Class ZW, 2.50%, 3/25/51	4,927	4,638,742
Series 5090, Class PZ, 2.50%, 3/25/51	523	503,778
Series 5093, Class Z, 3.00%, 1/25/51	1	738
Series 5093, Class ZM, 3.00%, 3/25/51	2	1,522
Series 5101, Class EZ, 2.00%, 3/25/51	1,983	1,737,414
Series 5104, Class WZ, 3.00%, 4/25/51	1,250	1,039,067
Series 5114, Class ZH, 3.00%, 5/25/51	4,499	3,850,676
Series 5123, Class JZ, 2.00%, 7/25/51	1,183	850,639
Series 5124, Class HZ, 3.00%, 7/25/51	1,033	996,600
Series 5129, Class CZ, 3.00%, 8/25/50	14,543	12,452,470
Series 5129, Class HZ, 1.25%, 4/25/50	2,791	1,951,961
Series 5129, Class TZ, 2.50%, 8/25/51	4,727	4,380,428
Series 5129, Class WZ, 3.00%, 8/25/50	1	812
Series 5129, Class ZE, 3.00%, 9/25/50	352	330,046
Series 5129, Class ZH, 3.00%, 7/25/50	1	812
Series 5129, Class ZW, 3.00%, 8/25/50	1	542
Series 5131, Class QZ, 3.00%, 7/25/51	4,469	3,987,416
Series 5132, Class LZ, 2.50%, 8/25/51	9,330	8,563,634
Series 5135, Class MZ, 2.50%, 8/25/51	13,498	12,223,025
Series 5136, Class ZJ, 2.50%, 8/25/51	18,500	16,653,555
Series 5139, Class DZ, 2.50%, 9/25/51	10,973	9,933,341
Series 5139, Class EZ, 2.50%, 9/25/51	12,950	11,665,664
Series 5140, Class WZ, 2.50%, 9/25/51	7,047	6,412,829
Series 5141, Class ZJ, 2.50%, 9/25/51	13,422	12,132,031
Series 5141, Class ZP, 3.00%, 4/25/50	12,525	11,065,634
Series 5144, Class Z, 2.50%, 9/25/51	36,706	33,683,579
Series 5148, Class AZ, 2.50%, 10/25/51	38,707	34,035,696
Series 5149, Class TZ, 3.00%, 10/25/51	5	5,090

6
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5150, Class QZ, 2.50%, 10/25/51	$4,700	$ 4,221,563
Series 5150, Class ZJ, 2.50%, 10/25/51	13,785	12,148,743
Series 5150, Class ZN, 2.50%, 10/25/51	1,719	1,543,538
Series 5159, Class KZ, 3.00%, 11/25/51	6,485	5,743,828
Series 5159, Class MZ, 3.00%, 11/25/51	1,196	988,180
Series 5159, Class ZP, 3.00%, 11/25/51	5,561	4,973,208
Series 5159, Class ZT, 3.00%, 11/25/51	9,676	8,725,580
Series 5160, Class ZW, 3.00%, 8/25/50	2,731	2,428,589
Series 5160, Class ZY, 3.00%, 10/25/50	32,147	28,330,674
Series 5163, Class Z, 3.00%, 11/25/51	6,305	5,684,333
Series 5166, Class ZN, 3.00%, 9/25/50	11,877	11,162,101
Series 5168, Class MZ, 3.00%, 10/25/51	7,740	6,881,806
Series 5169, Class JZ, 3.00%, 1/25/49	602	602,381
Interest Only:(3)
Series 354, Class C11, 3.50%, 7/15/46	10,170	1,912,945
Series 354, Class C15, 3.50%, 11/15/46	9,118	1,894,020
Series 362, Class C7, 3.50%, 9/15/47	16,245	2,765,203
Series 362, Class C11, 4.00%, 12/15/47	5,005	936,266
Series 362, Class C12, 4.00%, 12/15/47	9,853	1,949,444
Series 380, Class C1, 3.00%, 1/25/50	23,909	3,973,407
Series 380, Class C5, 3.50%, 1/25/50	11,679	1,973,590
Series 3030, Class SL, 5.546%, (6.10% - 1 mo. USD LIBOR), 9/15/35(2)	1,243	163,867
Series 3114, Class TS, 6.096%, (6.65% - 1 mo. USD LIBOR), 9/15/30(2)	2,373	193,968
Series 3339, Class JI, 6.036%, (6.59% - 1 mo. USD LIBOR), 7/15/37(2)	1,097	154,626
Series 4088, Class EI, 3.50%, 9/15/41	92	1,170
Series 4094, Class CS, 5.446%, (6.00% - 1 mo. USD LIBOR), 8/15/42(2)	884	164,643
Series 4109, Class SA, 5.646%, (6.20% - 1 mo. USD LIBOR), 9/15/32(2)	1,228	159,406
Series 4497, Class CS, 5.646%, (6.20% - 1 mo. USD LIBOR), 9/15/44(2)	274	10,828
Series 4507, Class EI, 4.00%, 8/15/44	3,460	495,232
Series 4507, Class MI, 3.50%, 8/15/44	395	18,009
Series 4549, Class DS, 5.346%, (5.90% - 1 mo. USD LIBOR), 8/15/45(2)	1,260	137,431
Series 4601, Class IN, 3.50%, 7/15/46	16,222	2,868,099
Series 4625, Class BI, 3.50%, 6/15/46	3,159	522,662
Series 4637, Class IP, 3.50%, 4/15/44	258	9,868
Series 4672, Class LI, 3.50%, 1/15/43	194	2,463
Series 4749, Class IL, 4.00%, 12/15/47	1,145	216,949
Series 4768, Class IO, 4.00%, 3/15/48	1,325	256,735
Series 4768, Class KI, 4.00%, 11/15/47	2,328	458,720
Series 4772, Class PI, 4.00%, 1/15/48	1,440	278,928
Series 4791, Class JI, 4.00%, 5/15/48	2,064	375,542
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4791, Class SA, 5.646%, (6.20% - 1 mo. USD LIBOR), 5/15/48(2)	$5,710	$ 759,562
Series 4796, Class AS, 5.646%, (6.20% - 1 mo. USD LIBOR), 5/15/48(2)	3,616	486,511
Series 4808, Class IB, 4.00%, 5/15/48	5,579	1,042,522
Series 4966, Class SY, 5.382%, (6.05% - 1 mo. USD LIBOR), 4/25/50(2)	4,988	750,554
Series 5008, Class IE, 2.00%, 9/25/50	71,913	9,023,557
Series 5010, Class I, 2.00%, 9/25/50	33,670	4,246,580
Series 5010, Class IB, 2.00%, 9/25/50	49,931	6,265,365
Series 5010, Class IN, 2.00%, 9/25/50	90,670	11,502,235
Series 5010, Class NI, 2.00%, 9/25/50	18,842	2,378,451
Series 5016, Class UI, 2.00%, 9/25/50	15,978	2,004,917
Series 5017, Class DI, 2.00%, 9/25/50	33,097	4,153,042
Series 5019, Class CI, 2.00%, 10/25/50	27,014	3,441,852
Series 5020, Class CI, 2.00%, 9/25/50	6,675	826,310
Series 5022, Class AI, 2.00%, 10/25/50	36,000	4,587,104
Series 5024, Class CI, 2.00%, 10/25/50	109,112	13,972,462
Series 5025, Class GI, 2.00%, 10/25/50	11,701	1,491,602
Series 5028, Class TI, 2.00%, 10/25/50	15,187	1,608,386
Series 5038, Class DI, 2.00%, 11/25/50	86,382	11,054,022
Series 5051, Class S, 3.311%, (3.60% - 30-day average SOFR), 12/25/50(2)	32,836	2,664,787
Series 5070, Class CI, 2.00%, 2/25/51	81,474	11,079,339
Principal Only:(4)
Series 213, Class PO, 0.00%, 6/1/31	1,309	1,160,381
Series 239, Class PO, 0.00%, 8/15/36	621	501,713
Series 246, Class PO, 0.00%, 5/15/37	1,459	1,248,792
Series 3072, Class WO, 0.00%, 11/15/35	575	485,062
Series 3342, Class KO, 0.00%, 7/15/37	196	168,385
Series 3476, Class PO, 0.00%, 7/15/38	241	195,904
Series 3862, Class PO, 0.00%, 5/15/41	583	474,817
Series 4239, Class OU, 0.00%, 7/15/43	2,832	1,646,214
		$ 591,398,255
Federal National Mortgage Association:
Series 1993-203, Class PL, 6.50%, 10/25/23	$27	$ 27,566
Series 1994-14, Class F, 2.931%, (12 mo. USD LIBOR + 1.60%), 10/25/23(1)	25	24,845
Series 2001-4, Class GA, 9.00%, 4/17/25(5)	0 (6)	43
Series 2009-48, Class WA, 5.832%, 7/25/39(5)	318	333,781
Series 2009-62, Class WA, 5.578%, 8/25/39(5)	464	486,381
Series 2010-112, Class DZ, 4.00%, 10/25/40	369	370,903
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(2)	163	165,320
Series 2012-51, Class FD, 1.248%, (1 mo. USD LIBOR + 0.58%), 5/25/42(1)	20,446	20,590,691
Series 2012-103, Class ZP, 3.00%, 9/25/42	865	809,474

7
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2012-115, Class MX, 2.936%, (3.46% - 1 mo. USD LIBOR x 1.154), 10/25/42(2)	$652	$ 274,982
Series 2012-128, Class SH, 3.332%, (4.00% - 1 mo. USD LIBOR), 11/25/42(2)	3,860	2,780,503
Series 2012-128, Class WS, 3.332%, (4.00% - 1 mo. USD LIBOR), 11/25/42(2)	562	387,112
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,095	947,831
Series 2013-52, Class GA, 1.00%, 6/25/43	680	638,011
Series 2013-58, Class SC, 4.998%, (6.00% - 1 mo. USD LIBOR x 1.50), 6/25/43(2)	2,651	2,403,380
Series 2013-67, Class NF, 1.668%, (1 mo. USD LIBOR + 1.00%), 7/25/43(1)	631	628,215
Series 2014-1, Class HF, 1.955%, (1 mo. USD LIBOR + 1.50%), 6/25/43(1)	732	687,030
Series 2014-5, Class LB, 2.50%, 7/25/43	102	101,505
Series 2015-74, Class SL, 1.957%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(2)	1,883	1,158,329
Series 2016-26, Class KS, 4.081%, (5.25% - 1 mo. USD LIBOR x 1.75), 11/25/42(2)	1,647	1,426,785
Series 2017-15, Class LE, 3.00%, 6/25/46	225	224,425
Series 2017-56, Class KF, 1.455%, (1 mo. USD LIBOR + 1.00%), 7/25/47(1)	561	564,057
Series 2017-56, Class KS, 4.545%, (5.00% - 1 mo. USD LIBOR), 7/25/47(2)	314	229,041
Series 2019-1, Class FA, 1.268%, (1 mo. USD LIBOR + 0.60%), 2/25/49(1)	8,172	8,052,953
Series 2019-8, Class FD, 1.368%, (1 mo. USD LIBOR + 0.70%), 3/25/49(1)	28,299	28,676,573
Series 2019-9, Class LF, 1.218%, (1 mo. USD LIBOR + 0.55%), 3/25/49(1)	13,052	13,109,688
Series 2019-16, Class AF, 1.218%, (1 mo. USD LIBOR + 0.55%), 4/25/49(1)	9,446	9,493,372
Series 2020-45, Class MA, 2.666%, (3.20% - 1 mo. USD LIBOR x 0.80), 6/25/43(2)	1,126	1,003,658
Series 2020-63, Class ZN, 3.00%, 9/25/50	296	295,517
Series 2020-81, Class CZ, 2.00%, 11/25/50	4,864	4,091,981
Series 2020-85, Class JZ, 2.50%, 12/25/50	319	305,910
Series 2020-86, Class ZK, 2.00%, 12/25/50	4,164	3,802,196
Series 2020-86, Class ZP, 2.50%, 12/25/50	1,341	1,325,703
Series 2020-95, Class BZ, 2.50%, 1/25/51	1,479	1,444,376
Series 2020-95, Class ZT, 2.00%, 1/25/51	3,394	3,023,316
Series 2020-96, Class DZ, 2.50%, 1/25/51	8,618	8,177,455
Series 2020-96, Class EZ, 2.50%, 1/25/51	632	595,158
Series 2020-96, Class KZ, 2.50%, 1/25/51	301	290,062
Series 2021-3, Class ZH, 2.50%, 2/25/51	1,641	1,554,473
Series 2021-8, Class NZ, 2.50%, 3/25/51	1,083	1,042,413
Series 2021-11, Class KZ, 3.00%, 6/25/50	526	524,070
Series 2021-14, Class GZ, 2.50%, 3/25/51	660	633,795
Series 2021-22, Class MZ, 3.00%, 4/25/51	2,165	1,892,714
Series 2021-40, Class ZB, 3.00%, 6/25/51	928	864,988
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2021-42, Class ZA, 3.00%, 2/25/51	$6,127	$ 5,423,639
Series 2021-42, Class ZD, 3.00%, 11/25/50	5,710	4,862,266
Series 2021-45, Class DZ, 3.00%, 7/25/51	988	950,810
Series 2021-45, Class ZD, 3.00%, 7/25/51	136	130,315
Series 2021-51, Class EZ, 2.50%, 8/25/51	1,241	1,151,558
Series 2021-52, Class JZ, 2.50%, 8/25/51	15,460	14,360,051
Series 2021-54, Class HZ, 2.50%, 6/25/51	7,567	7,051,051
Series 2021-54, Class ZJ, 2.50%, 8/25/51	22,779	20,732,068
Series 2021-55, Class ZN, 2.50%, 8/25/51	382	353,673
Series 2021-56, Class HZ, 2.50%, 9/25/51	30,274	26,816,970
Series 2021-56, Class LZ, 2.50%, 9/25/51	13,889	12,090,188
Series 2021-56, Class YZ, 2.50%, 9/25/51	33,730	30,261,660
Series 2021-57, Class ZW, 2.50%, 7/25/51	19,118	17,456,956
Series 2021-59, Class EZ, 2.50%, 9/25/51	1,580	1,453,207
Series 2021-61, Class Z, 2.50%, 9/25/51	12,980	11,927,450
Series 2021-63, Class QZ, 2.50%, 6/25/51	10,110	9,208,420
Series 2021-64, Class ZJ, 2.50%, 10/25/51	17,648	15,556,119
Series 2021-66, Class JZ, 2.50%, 10/25/51	12,606	11,396,437
Series 2021-69, Class JZ, 2.50%, 10/25/51	13,855	12,237,800
Series 2021-77, Class WZ, 3.00%, 8/25/50	3,177	2,953,590
Series 2021-77, Class Z, 3.00%, 5/25/51	17,939	16,194,439
Series 2021-79, Class Z, 3.00%, 11/25/51	16,409	14,404,362
Series 2021-95, Class ZC, 3.00%, 8/25/51	5,515	4,862,433
Series 2022-2, Class ZN, 3.00%, 2/25/52	11,312	9,947,056
Series G93-17, Class FA, 1.668%, (1 mo. USD LIBOR + 1.00%), 4/25/23(1)	2	2,359
Series G97-4, Class FA, 1.354%, (1 mo. USD LIBOR + 0.80%), 6/17/27(1)	85	85,427
Interest Only:(3)
Series 296, Class 2, 8.00%, 4/25/24	19	240
Series 424, Class C8, 3.50%, 2/25/48	4,605	784,227
Series 2004-60, Class SW, 6.382%, (7.05% - 1 mo. USD LIBOR), 4/25/34(2)	1,172	106,644
Series 2005-68, Class XI, 6.00%, 8/25/35	1,431	305,007
Series 2006-65, Class PS, 6.552%, (7.22% - 1 mo. USD LIBOR), 7/25/36(2)	894	150,120
Series 2007-99, Class SD, 5.732%, (6.40% - 1 mo. USD LIBOR), 10/25/37(2)	1,392	195,477
Series 2007-102, Class ST, 5.772%, (6.44% - 1 mo. USD LIBOR), 11/25/37(2)	731	85,932
Series 2011-59, Class IW, 6.00%, 7/25/41	991	205,857
Series 2011-82, Class AI, 5.50%, 8/25/26	1	9
Series 2011-101, Class IC, 3.50%, 10/25/26	1,521	71,819
Series 2012-94, Class SL, 6.032%, (6.70% - 1 mo. USD LIBOR), 5/25/38(2)	176	1,552
Series 2012-147, Class SA, 5.432%, (6.10% - 1 mo. USD LIBOR), 1/25/43(2)	893	178,905

8
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2014-41, Class SA, 5.382%, (6.05% - 1 mo. USD LIBOR), 7/25/44(2)	$862	$ 151,150
Series 2014-55, Class IL, 3.50%, 9/25/44	745	155,221
Series 2014-55, Class IN, 3.50%, 7/25/44	783	165,046
Series 2014-89, Class IO, 3.50%, 1/25/45	1,179	264,184
Series 2015-22, Class GI, 3.50%, 4/25/45	409	76,065
Series 2015-31, Class SG, 5.432%, (6.10% - 1 mo. USD LIBOR), 5/25/45(2)	920	215,182
Series 2015-36, Class IL, 3.00%, 6/25/45	1,002	188,946
Series 2016-61, Class DI, 3.00%, 4/25/46	803	77,752
Series 2018-21, Class IO, 3.00%, 4/25/48	4,759	853,042
Series 2018-42, Class IA, 3.50%, 6/25/47	1,552	209,289
Series 2019-1, Class SA, 4.732%, (5.40% - 1 mo. USD LIBOR), 2/25/49(2)	5,712	568,012
Series 2020-23, Class SP, 5.382%, (6.05% - 1 mo. USD LIBOR), 2/25/50(2)	14,644	2,202,750
Series 2020-45, Class HI, 2.50%, 7/25/50	7,684	1,116,993
Series 2020-62, Class DI, 2.00%, 9/25/50	41,485	5,252,886
Series 2020-72, Class DI, 2.00%, 10/25/50	26,277	3,326,658
Series 2020-72, Class IA, 2.00%, 10/25/50	27,398	3,465,965
Series 2020-73, Class NI, 2.00%, 10/25/50	43,539	5,554,172
Series 2020-94, Class DI, 2.00%, 1/25/51	16,389	2,063,930
Series 2021-10, Class EI, 2.00%, 3/25/51	12,898	1,544,963
Series 2021-73, Class AI, 2.50%, 6/25/49	8,813	946,451
Series 2021-94, Class CI, 3.00%, 1/25/52	13,083	2,119,362
Principal Only:(4)
Series 379, Class 1, 0.00%, 5/25/37	1,321	1,092,577
Series 380, Class 1, 0.00%, 7/25/37	319	263,446
Series 2007-17, Class PO, 0.00%, 3/25/37	224	187,714
Series 2009-82, Class PO, 0.00%, 10/25/39	643	528,465
Series 2012-5, Class PO, 0.00%, 12/25/39	400	337,859
Series 2012-61, Class PO, 0.00%, 8/25/37	1,893	1,575,294
Series 2014-9, Class DO, 0.00%, 2/25/43	7,666	5,887,650
Series 2014-17, Class PO, 0.00%, 4/25/44	1,314	1,008,733
		$ 420,816,431
Government National Mortgage Association:
Series 2012-77, Class MT, 0.984%, (1 mo. USD LIBOR + 0.39%), 5/16/41(1)	$460	$ 443,009
Series 2014-H20, Class MF, 0.892%, (1 mo. USD LIBOR + 0.65%), 10/20/64(1)	6,404	6,439,778
Series 2015-144, Class KB, 3.00%, 8/20/44	503	437,411
Series 2015-H03, Class FD, 0.882%, (1 mo. USD LIBOR + 0.64%), 1/20/65(1)	22,075	22,197,049
Series 2015-H05, Class FB, 0.882%, (1 mo. USD LIBOR + 0.64%), 2/20/65(1)	20,993	21,110,296
Series 2016-168, Class JF, 1.455%, (1 mo. USD LIBOR + 1.00%), 11/20/46(1)	480	472,431
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2017-121, Class DF, 1.094%, (1 mo. USD LIBOR + 0.50%), 8/20/47(1)	$4,127	$ 4,109,284
Series 2017-137, Class AF, 1.094%, (1 mo. USD LIBOR + 0.50%), 9/20/47(1)	1,913	1,904,498
Series 2018-H18, Class FG, 0.842%, (1 mo. USD LIBOR + 0.60%), 10/20/68(1)	36,368	36,438,548
Series 2018-H20, Class FA, 0.842%, (1 mo. USD LIBOR + 0.60%), 12/20/68(1)	56,546	56,653,934
Series 2019-H02, Class FE, 0.792%, (1 mo. USD LIBOR + 0.55%), 1/20/69(1)	22,007	22,043,175
Series 2020-76, Class ZL, 2.75%, 5/20/50	814	791,585
Series 2021-1, Class CZ, 2.50%, 12/20/50	704	485,963
Series 2021-1, Class ZD, 3.00%, 1/20/51	1,545	1,479,413
Series 2021-8, Class ZG, 2.50%, 1/20/51	5,370	5,097,244
Series 2021-15, Class LZ, 2.50%, 1/20/51	271	270,512
Series 2021-24, Class EZ, 2.50%, 1/20/51	5,177	4,568,171
Series 2021-24, Class KZ, 2.50%, 2/20/51	3,492	3,007,328
Series 2021-25, Class JZ, 2.50%, 2/20/51	3,462	3,434,860
Series 2021-49, Class VZ, 2.50%, 3/20/51	940	933,694
Series 2021-77, Class ZG, 3.00%, 7/20/50	458	433,370
Series 2021-86, Class ZJ, 1.50%, 5/20/51	638	442,675
Series 2021-97, Class MZ, 3.00%, 8/20/50	5,734	4,998,625
Series 2021-97, Class ZC, 3.00%, 8/20/50	7,967	6,996,038
Series 2021-105, Class MZ, 3.00%, 6/20/51	5,376	4,569,688
Series 2021-105, Class ZH, 1.50%, 6/20/51	1,582	1,286,992
Series 2021-107, Class GZ, 3.00%, 6/20/51	3,240	3,061,912
Series 2021-114, Class JZ, 3.00%, 6/20/51	2,631	2,475,164
Series 2021-118, Class EZ, 2.50%, 7/20/51	7,247	6,378,996
Series 2021-118, Class JZ, 2.50%, 7/20/51	20,838	18,131,609
Series 2021-121, Class ZE, 2.50%, 7/20/51	1,183	1,058,188
Series 2021-122, Class ZL, 2.50%, 7/20/51	11,464	10,535,400
Series 2021-131, Class ZN, 3.00%, 7/20/51	2,622	2,299,605
Series 2021-136, Class WZ, 3.00%, 8/20/51	7,165	6,502,941
Series 2021-136, Class Z, 2.50%, 8/20/51	12,181	11,071,102
Series 2021-137, Class GZ, 2.50%, 8/20/51	1,698	1,510,574
Series 2021-138, Class Z, 2.50%, 8/20/51	12,084	11,039,634
Series 2021-139, Class UZ, 3.00%, 8/20/51	8,866	7,759,352
Series 2021-154, Class ZC, 2.50%, 9/20/51	6,460	5,584,967
Series 2021-154, Class ZL, 3.00%, 9/20/51	7,889	6,888,678
Series 2021-156, Class ZQ, 2.50%, 9/20/51	5,005	4,205,797
Series 2021-159, Class ZJ, 2.50%, 9/20/51	8,685	7,476,215
Series 2021-159, Class ZP, 2.00%, 9/20/51	8,641	7,026,702
Series 2021-160, Class NZ, 3.00%, 9/20/51	3,824	3,544,500
Series 2021-172, Class ZA, 3.00%, 9/20/51	2,656	2,401,883
Series 2021-175, Class DZ, 3.00%, 10/20/51	3,203	2,972,138
Series 2021-177, Class DZ, 3.00%, 10/20/51	636	560,990

9
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2021-177, Class JZ, 3.00%, 10/20/51	$5,897	$ 4,886,110
Series 2021-182, Class KZ, 3.00%, 10/20/51	2,042	1,884,778
Series 2021-194, Class HZ, 3.00%, 11/20/51	8,908	8,077,462
Series 2021-199, Class ZM, 3.00%, 11/20/51	5,473	5,097,491
Series 2021-213, Class NZ, 3.00%, 12/20/51	8,264	7,559,376
Series 2021-214, Class LZ, 3.00%, 12/20/51	9,955	9,199,513
Series 2021-228, Class JZ, 3.00%, 12/20/51	8,800	7,963,409
Series 2022-31, Class ZD, 3.00%, 2/20/52	5,026	4,462,707
Interest Only:(3)
Series 2014-98, Class IM, 1.097%, 1/20/43(5)	6,373	90,639
Series 2015-151, Class KI, 0.884%, 11/20/42(5)	7,934	107,260
Series 2017-104, Class SD, 5.606%, (6.20% - 1 mo. USD LIBOR), 7/20/47(2)	2,856	334,116
Series 2017-121, Class DS, 3.906%, (4.50% - 1 mo. USD LIBOR), 8/20/47(2)	3,358	221,120
Series 2018-127, Class SG, 5.656%, (6.25% - 1 mo. USD LIBOR), 9/20/48(2)	8,192	884,361
Series 2019-27, Class SA, 5.456%, (6.05% - 1 mo. USD LIBOR), 2/20/49(2)	2,832	433,255
Series 2019-38, Class SQ, 5.456%, (6.05% - 1 mo. USD LIBOR), 3/20/49(2)	7,953	939,256
Series 2019-43, Class BS, 5.456%, (6.05% - 1 mo. USD LIBOR), 4/20/49(2)	4,487	657,988
Series 2020-97, Class MI, 2.50%, 3/20/50	6,577	816,084
Series 2020-116, Class MI, 2.00%, 8/20/50	571	75,066
Series 2020-134, Class IM, 2.50%, 9/20/50	17,070	2,494,974
Series 2020-146, Class IQ, 2.00%, 10/20/50	156,821	19,705,504
Series 2020-146, Class QI, 2.00%, 10/20/50	47,256	5,796,991
Series 2020-151, Class AI, 2.00%, 10/20/50	97,589	12,055,562
Series 2020-162, Class BI, 2.00%, 10/20/50	22,142	2,699,624
Series 2020-167, Class KI, 2.00%, 11/20/50	97,704	12,022,060
Series 2020-167, Class YI, 2.00%, 11/20/50	116,411	15,023,076
Series 2020-173, Class DI, 2.00%, 11/20/50	95,910	11,628,143
Series 2020-176, Class AI, 2.00%, 11/20/50	32,374	4,378,001
Series 2020-176, Class HI, 2.50%, 11/20/50	23,047	3,163,328
Series 2020-181, Class TI, 2.00%, 12/20/50	93,721	12,387,705
Series 2020-185, Class BI, 2.00%, 12/20/50	18,772	2,335,433
Series 2021-9, Class GI, 2.00%, 1/20/51	46,185	5,689,707
Series 2021-15, Class AI, 2.00%, 1/20/51	25,203	3,113,843
Series 2021-23, Class TI, 2.50%, 2/20/51	13,387	1,681,467
Series 2021-30, Class AI, 2.00%, 2/20/51	10,657	1,319,650
Series 2021-46, Class IM, 2.50%, 3/20/51	5,450	778,981
Series 2021-56, Class SD, 2.148%, (2.30% - 30-day average SOFR), 9/20/50(2)	17,284	406,633
Series 2021-56, Class SE, 2.148%, (2.30% - 30-day average SOFR), 10/20/50(2)	6,351	158,263
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-67, Class SA, 2.01%, (2.30% - 30-day average SOFR), 10/20/50(2)	$56,098	$ 1,626,011
Series 2021-77, Class SB, 3.156%, (3.75% - 1 mo. USD LIBOR), 5/20/51(2)	19,026	1,051,522
Series 2021-77, Class SE, 3.156%, (1 mo. USD LIBOR + 3.75%), 5/20/51(2)	11,574	633,639
Series 2021-97, Class IG, 2.50%, 8/20/49	91,295	10,404,129
Series 2021-97, Class QI, 3.00%, 6/20/51	20,633	2,873,779
Series 2021-98, Class EI, 3.00%, 6/20/51	40,724	5,570,284
Series 2021-114, Class MI, 3.00%, 6/20/51	15,085	2,093,385
Series 2021-122, Class NI, 3.00%, 7/20/51	10,339	1,440,008
Series 2021-125, Class SA, 3.156%, (3.75% - 1 mo. USD LIBOR), 7/20/51(2)	21,930	1,331,682
Series 2021-131, Class QI, 3.00%, 7/20/51	41,151	4,751,845
Series 2021-140, Class YS, 1.106%, (1.70% - 1 mo. USD LIBOR), 8/20/51(2)	24,331	176,559
Series 2021-160, Class IT, 2.50%, 9/20/51	47,308	5,435,474
Series 2021-175, Class SA, 1.206%, (1.80% - 1 mo. USD LIBOR), 10/20/51(2)	121,173	939,499
Series 2021-187, Class SB, 1.206%, (1.80% - 1 mo. USD LIBOR), 10/20/51(2)	48,608	357,548
Series 2021-193, Class IU, 3.00%, 11/20/49	83,782	9,926,756
Series 2021-193, Class YS, 2.16%, (2.45% - 30-day average SOFR), 11/20/51(2)	58,224	1,256,413
Series 2021-196, Class GI, 3.00%, 11/20/51	37,354	5,012,733
Series 2021-201, Class PI, 3.00%, 11/20/51	35,648	3,819,520
Series 2021-209, Class IW, 3.00%, 11/20/51	22,200	2,589,952
Principal Only:(4)
Series 2009-117, Class PO, 0.00%, 12/16/39	919	739,857
Series 2010-88, Class OA, 0.00%, 7/20/40	607	483,559
Series 2015-24, Class KO, 0.00%, 6/20/35	818	731,767
		$ 567,306,775
Total Collateralized Mortgage Obligations (identified cost $1,720,725,146)		$ 1,579,521,461

Government National Mortgage Association Participation Agreements — 16.2%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements:
1.98%, (SOFR + 1.70%), 11/1/22(1)(7)	$378,971	$ 379,124,459
1.98%, (SOFR + 1.70%), 9/5/23(1)(7)	791,667	792,537,500
Total Government National Mortgage Association Participation Agreements (identified cost $1,170,599,821)		$ 1,171,661,959

10
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.3%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(3)
Series 2021-SB91, Class X1, 0.678%, 8/25/41(5)	$47,836	$ 1,711,860
Series 2021-SB92, Class X1, 0.698%, 8/25/41(5)	25,780	913,432
Government National Mortgage Association:
Interest Only:(3)
Series 2021-101, Class IO, 0.686%, 4/16/63(5)	58,423	3,765,850
Series 2021-132, Class IO, 0.719%, 4/16/63(5)	61,759	4,104,802
Series 2021-144, Class IO, 0.811%, 4/16/63(5)	56,277	4,025,450
Series 2021-186, Class IO, 0.769%, 5/16/63(5)	49,495	3,429,473
Series 2022-3, Class IO, 0.641%, 2/16/61(5)	69,684	4,348,454
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $24,813,492)		$ 22,299,321

U.S. Government Agency Mortgage-Backed Securities — 54.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
1.492%, (COF + 1.25%), with maturity at 2025(8)	$65	$ 65,919
1.514%, (COF + 1.29%), with maturity at 2034(8)	26	27,065
2.40%, (1 yr. CMT + 2.27%), with maturity at 2023(8)	6	5,613
2.43%, (1 yr. CMT + 2.31%), with maturity at 2036(8)	633	657,459
2.441%, (1 yr. CMT + 2.26%), with maturity at 2035(8)	1,706	1,769,434
2.50%, with various maturities to 2050	18,324	16,824,054
2.502%, (1 yr. CMT + 2.25%), with maturity at 2038(8)	517	535,619
2.57%, (1 yr. CMT + 2.24%), with maturity at 2036(8)	559	578,334
2.575%, (COF + 2.27%), with maturity at 2025(8)	141	143,143
2.645%, (1 yr. CMT + 1.98%), with maturity at 2034(8)	752	774,923
2.768%, (COF + 1.25%), with maturity at 2035(8)	410	420,339
3.00%, with various maturities to 2052	125,270	118,952,919
3.228%, (COF + 1.25%), with maturity at 2032(8)	103	104,721
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
3.50%, with various maturities to 2052	$230,874	$ 224,774,381
4.00%, with maturity at 2050	823	821,663
4.007%, (COF + 1.25%), with maturity at 2029(8)	7	7,419
4.052%, (COF + 2.29%), with maturity at 2037(8)	572	590,575
4.172%, (5 yr. CMT + 2.51%), with maturity at 2032(8)	170	169,464
4.391%, (COF + 1.25%), with maturity at 2030(8)	158	167,786
4.50%, with various maturities to 2049	2,108	2,154,417
4.695%, (COF + 1.25%), with maturity at 2033(8)	274	281,233
6.00%, with maturity at 2029	132	140,690
7.00%, with maturity at 2033	97	101,240
		$ 370,068,410
Federal National Mortgage Association:
1.496%, (COF + 1.25%), with maturity at 2033(8)	$139	$ 140,859
1.525%, (12 mo. MTA + 1.26%), with maturity at 2038(8)	25	25,172
1.553%, (COF + 1.25%), with various maturities to 2027(8)	129	130,478
1.565%, (COF + 1.25%), with maturity at 2037(8)	85	86,066
1.998%, (COF + 1.69%), with maturity at 2029(8)	1	595
2.078%, (1 yr. CMT + 2.09%), with maturity at 2033(8)	200	206,862
2.223%, (12 mo. USD LIBOR + 1.75%), with maturity at 2035(8)	438	451,279
2.268%, (1 yr. CMT + 2.10%), with maturity at 2040(8)	245	252,906
2.302%, (1 yr. CMT + 2.25%), with maturity at 2033(8)	1,361	1,414,163
2.333%, (1 yr. CMT + 2.16%), with maturity at 2031(8)	175	175,331
2.38%, (1 yr. CMT + 2.11%), with maturity at 2037(8)	664	688,016
2.457%, (COF + 2.20%), with maturity at 2030(8)	60	61,062
2.458%, (1 yr. CMT + 2.21%), with maturity at 2039(8)	1,024	1,067,059
2.479%, (1 yr. CMT + 2.17%), with maturity at 2036(8)	201	209,501
2.50%, with various maturities to 2050	54,743	50,263,717
2.529%, (COF + 1.30%), with maturity at 2036(8)	76	79,431
2.699%, (1 yr. CMT + 2.52%), with maturity at 2038(8)	470	490,717
2.887%, (COF + 1.25%), with maturity at 2036(8)	150	156,764

11
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
3.00%, with various maturities to 2052	$72,181	$ 68,546,564
3.175%, (12 mo. USD LIBOR + 1.80%), with maturity at 2034(8)	200	207,552
3.181%, (COF + 1.25%), with maturity at 2034(8)	284	294,022
3.264%, (COF + 1.25%), with maturity at 2035(8)	120	122,842
3.267%, (COF + 1.25%), with maturity at 2034(8)	355	372,663
3.50%, with various maturities to 2052	377,760	367,780,840
3.516%, (COF + 1.80%), with maturity at 2036(8)	466	493,098
3.521%, (COF + 2.33%), with maturity at 2026(8)	86	88,184
3.566%, (COF + 1.25%), with maturity at 2034(8)	145	147,969
3.686%, (COF + 1.73%), with maturity at 2035(8)	287	304,803
3.928%, (COF + 1.25%), with maturity at 2036(8)	42	44,336
4.00%, 30-Year, TBA(9)	150,000	148,664,047
4.00%, with various maturities to 2050	24,765	24,700,635
4.002%, (COF + 1.81%), with maturity at 2034(8)	222	239,323
4.052%, (COF + 1.79%), with maturity at 2035(8)	188	200,114
4.103%, (COF + 1.25%), with maturity at 2033(8)	204	220,572
4.168%, (COF + 1.87%), with maturity at 2034(8)	117	121,251
4.50%, with maturity at 2049	3,670	3,748,495
4.675%, (COF + 1.49%), with maturity at 2029(8)	280	298,509
5.00%, with various maturities to 2048	1,723	1,766,071
5.00%, with maturity at 2052(10)	179,900	184,286,142
5.019%, (COF + 1.73%), with maturity at 2034(8)	77	83,768
6.00%, with various maturities to 2031	22	23,460
6.335%, (COF + 2.00%), with maturity at 2032(8)	34	38,442
		$ 858,693,680
Government National Mortgage Association:
1.75%, (1 yr. CMT + 1.50%), with various maturities to 2027(8)	$72	$ 72,417
2.00%, (1 yr. CMT + 1.50%), with maturity at 2026(8)	40	40,443
2.50%, with maturity at 2051	2,253	2,103,172
3.00%, with various maturities to 2051	100,330	95,921,286
3.50%, 30-Year, TBA(9)	78,000	76,109,198
3.50%, with various maturities to 2052	134,114	131,578,859
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
3.50%, with maturity at 2052(10)	$28,000	$ 27,470,750
4.00%, 30-Year, TBA(9)	1,053,000	1,050,950,704
4.00%, with various maturities to 2050	3,085	3,112,854
4.00%, with maturity at 2053(10)	97,000	97,201,498
4.50%, 30-Year, TBA(9)	268,100	270,913,106
4.50%, with various maturities to 2049	17,479	17,908,117
4.50%, with maturity at 2053(10)	461,100	468,333,737
5.00%, 30-Year, TBA(9)	104,000	106,163,039
5.00%, with maturity at 2052(10)	315,200	321,952,845
		$ 2,669,832,025
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,996,585,600)		$ 3,898,594,115

U.S. Government Guaranteed Small Business Administration Pools & Loans — 3.4%
Security	Principal Amount (000's omitted)	Value
1.125%, (USD Prime - 2.375%), 2/25/29(1)	$56,711	$ 57,362,128
1.25%, (USD Prime - 2.25%), 1/25/44 to 2/25/44(1)	59,118	59,760,209
1.30%, (USD Prime - 2.20%), 4/25/44(1)	26,524	26,888,356
2.50%, (USD Prime - 1.00%), 4/25/44(1)	28,649	30,767,814
2.825%, (USD Prime - 0.675%), 2/25/44(1)	25,729	27,874,163
Interest Only:(11)(12)
1.03%, 1/18/39	415	13,391
1.26%, 2/15/44	1,479	72,242
1.31%, 11/26/43	3,077	133,092
1.51%, 2/15/44	1,086	59,682
1.56%, 3/14/44	546	30,682
1.68%, 11/1/43	1,604	90,424
1.76%, 12/18/28	111	3,699
1.81%, 6/15/43 to 3/15/44	6,047	341,482
1.88%, 12/18/43 to 12/27/43	6,001	367,298
1.91%, 7/15/42 to 4/15/44	18,520	1,106,976
1.93%, 6/14/43 to 2/8/44	25,888	1,615,629
2.01%, 3/12/29 to 2/15/44	4,111	253,996
2.06%, 3/15/29 to 3/21/44	15,186	1,038,566
2.13%, 9/14/43 to 1/9/44	5,098	343,320
2.16%, 3/15/42 to 4/15/44	4,350	303,343
2.174%, 11/1/32 to 5/16/43(13)	72,982	3,986,638
2.18%, 12/3/28 to 2/15/44	22,012	1,519,281
2.26%, 12/28/28 to 1/15/44	4,446	313,230

12
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
2.31%, 12/15/28 to 8/11/44	$30,965	$ 2,208,075
2.38%, 8/31/28 to 12/27/43	3,265	239,260
2.41%, 6/15/42 to 4/15/44	22,162	1,715,194
2.43%, 5/7/28 to 2/12/44	13,166	1,023,056
2.48%, 3/15/44	2,616	216,693
2.499%, 2/21/33 to 4/1/43(13)	15,510	1,209,147
2.51%, 7/12/28 to 1/15/44	3,623	265,315
2.56%, 12/15/28 to 9/18/44	32,621	2,668,245
2.61%, 4/15/29	73	3,571
2.63%, 9/13/42 to 1/11/44	3,748	325,176
2.66%, 2/15/29 to 4/15/44	14,790	1,244,363
2.68%, 10/19/28 to 2/19/44	19,348	1,540,845
2.742%, 3/21/23 to 12/13/42(13)	24,597	1,501,490
2.76%, 10/1/28 to 2/15/44	10,521	730,330
2.81%, 3/15/29 to 4/24/44	27,333	2,337,250
2.88%, 7/12/43 to 12/27/43	3,827	357,781
2.91%, 3/15/44	689	68,733
2.93%, 10/1/28 to 2/15/44	6,430	553,208
3.01%, 10/13/28 to 1/15/44	1,781	142,109
3.06%, 1/15/29 to 2/21/44	2,872	280,097
3.13%, 9/29/43 to 1/31/44	8,450	889,073
3.16%, 12/15/43	321	36,191
3.18%, 5/8/28 to 2/19/44	9,718	771,938
3.191%, 1/21/24 to 7/28/42(13)	12,846	771,076
3.26%, 10/18/28 to 3/15/44	3,954	376,724
3.31%, 4/15/29 to 2/28/44	3,653	448,809
3.36%, 1/15/29 to 4/15/44	156	14,649
3.38%, 8/28/43 to 1/16/44	8,680	1,041,490
3.424%, 3/10/26 to 3/23/42(13)	390	33,716
3.43%, 4/27/28 to 1/17/44	25,514	2,077,954
3.51%, 10/4/28 to 3/15/44	15,569	1,482,415
3.56%, 12/28/28 to 3/15/44	10,999	960,059
3.61%, 12/27/28	10	717
3.66%, 11/15/43 to 4/15/44	11,816	1,450,903
3.98%, 12/11/28 to 12/13/28	349	27,141
4.11%, 12/31/28	32	2,542
Total U.S. Government Guaranteed Small Business Administration Pools & Loans (identified cost $251,961,855)		$ 243,260,976

Short-Term Investments — 41.0%
Affiliated Fund — 18.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(14)	1,310,724,763	$ 1,310,724,763
Total Affiliated Fund (identified cost $1,310,724,763)		$ 1,310,724,763

U.S. Treasury Obligations — 22.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 6/28/22	$4,950	$ 4,945,160
0.00%, 10/20/22	299,950	298,123,631
0.00%, 10/27/22	99,975	99,297,713
U.S. Treasury Floating Rate Notes:
0.877%, (3 mo. Treasury Bill Rate - 0.015%), 1/31/24(1)	706,000	706,957,160
0.921%, (3 mo. Treasury Bill Rate + 0.029%), 7/31/23(1)	37,500	37,561,718
(3 mo. Treasury Bill Rate - 0.075%), 4/30/24(15)	498,500	498,550,029
Total U.S. Treasury Obligations (identified cost $1,645,289,896)		$ 1,645,435,411
Total Short-Term Investments (identified cost $2,956,014,659)		$ 2,956,160,174
Total Purchased Swaptions — 0.5% (identified cost $17,734,124)		$ 37,910,223
Total Investments — 137.4% (identified cost $10,138,434,697)		$ 9,909,408,229
Total Written Swaptions — (0.1)% (premiums received $14,257,661)		$ (4,593,165)

TBA Sale Commitments — (5.2)%
U.S. Government Agency Mortgage-Backed Securities — (5.2)%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 3.00%, 30-Year, TBA(9)	$ (150,000)	$ (141,111,203)

13
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 3.50%, 30-Year, TBA(9)	$ (78,000)	$ (75,449,700)
Federal National Mortgage Association, 4.00%, 30-Year, TBA(9)	(162,500)	(161,052,718)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $385,425,645)		$ (377,613,621)
Total TBA Sale Commitments (proceeds $385,425,645)		$ (377,613,621)
Other Assets, Less Liabilities — (32.1)%		$ (2,316,261,846)
Net Assets — 100.0%		$ 7,210,939,597
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2022.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2022.
(3)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2022.
(6)	Principal amount is less than $500.
(7)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(8)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2022.
(9)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(10)	When-issued security.
(11)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(12)	Securities comprise a trust that is wholly-owned by the Fund and may only be sold on a pro rata basis with all securities in the trust.
(13)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2022 of all interest only securities comprising the certificate.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.
(15)	When-issued, variable rate security whose interest rate will be determined after April 30, 2022.

Purchased Interest Rate Swaptions — 0.5%
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 6/8/32 to pay 1.30% and receive SOFR	Bank of America, N.A.	USD	460,000,000	6/6/22	$ 603
Option to enter into interest rate swap expiring 3/27/33 to pay 2.47% and receive SOFR	Bank of America, N.A.	USD	125,000,000	3/23/23	6,475,679
Option to enter into interest rate swap expiring 8/3/52 to pay 1.89% and receive SOFR	Goldman Sachs International	USD	100,000,000	8/1/22	13,747,640
Option to enter into interest rate swap expiring 3/9/28 to pay 1.88% and receive SOFR	Goldman Sachs International	USD	180,000,000	3/7/23	9,324,698
Option to enter into interest rate swap expiring 10/14/32 to pay 3.07% and receive SOFR	JPMorgan Chase Bank, N.A.	USD	450,000,000	10/12/22	8,361,603
Total					$37,910,223
14
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Written Interest Rate Swaptions — (0.1)%
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 3/8/53 to pay 1.13% and receive SOFR	Bank of America, N.A.	USD	(115,000,000)	3/6/23	$ (662,570)
Option to enter into interest rate swap expiring 3/27/33 to pay 1.87% and receive SOFR	Bank of America, N.A.	USD	(125,000,000)	3/23/23	(1,090,281)
Option to enter into interest rate swap expiring 8/3/52 to pay 1.49% and receive SOFR	Goldman Sachs International	USD	(100,000,000)	8/1/22	(178,555)
Option to enter into interest rate swap expiring 3/9/28 to pay 1.28% and receive SOFR	Goldman Sachs International	USD	(180,000,000)	3/7/23	(416,866)
Option to enter into interest rate swap expiring 10/14/52 to pay 1.98% and receive SOFR	JPMorgan Chase Bank, N.A.	USD	(135,000,000)	10/12/22	(2,244,893)
Total					$(4,593,165)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	1,782	Long	6/21/22	$ 285,899,625	$ (27,097,187)
U.S. 5-Year Treasury Note	(11,579)	Short	6/30/22	(1,304,627,641)	19,198,550
U.S. 10-Year Treasury Note	(19,600)	Short	6/21/22	(2,335,462,500)	140,237,608
					$132,338,971
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	300,000	Receives	3-month USD LIBOR (pays semi-annually)	2.01% (pays semi-annually)	2/16/52	$45,213,035	$ —	$ 45,213,035
USD	300,000	Receives	SOFR (pays annually)	1.92% (pays annually)	4/8/52	36,154,457	—	36,154,457
USD	100,000	Receives	SOFR (pays annually)	1.94% (pays annually)	4/21/52	11,673,714	—	11,673,714
Total						$93,041,206	$ —	$93,041,206
15
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
LIBOR	– London Interbank Offered Rate
MTA	– Monthly Treasury Average
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar
16
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Statement of Assets and Liabilities (Unaudited)

April 30, 2022
Assets
Unaffiliated investments, at value (identified cost $8,827,709,934)	$ 8,598,683,466
Affiliated investment, at value (identified cost $1,310,724,763)	1,310,724,763
Cash	45,328,994
Deposits for derivatives collateral:
Futures contracts	39,685,850
Centrally cleared swap contracts	76,966,299
OTC derivatives	26,350,476
Deposits for forward commitment securities	23,391,000
Interest receivable	25,761,627
Dividends receivable from affiliated investment	56,741
Receivable for investments sold	2,771,900,920
Receivable for TBA sale commitments	385,425,645
Receivable for Fund shares sold	44,278,221
Receivable for variation margin on open futures contracts	4,523,610
Receivable for variation margin on open centrally cleared swap contracts	7,244,667
Total assets	$13,360,322,279
Liabilities
Cash collateral due to brokers	$ 26,350,476
Written swaptions outstanding, at value (premiums received $14,257,661)	4,593,165
Payable for investments purchased	4,944,453
Payable for when-issued securities/forward commitment securities	5,689,115,637
TBA sale commitments, at value (proceeds receivable $385,425,645)	377,613,621
Payable for Fund shares redeemed	40,431,453
Distributions payable	1,629,317
Payable to affiliates:
Investment adviser fee	2,740,972
Distribution and service fees	397,804
Trustees' fees	9,063
Accrued expenses	1,556,721
Total liabilities	$ 6,149,382,682
Net Assets	$ 7,210,939,597
Sources of Net Assets
Paid-in capital	$ 7,542,837,219
Accumulated loss	(331,897,622)
Net Assets	$ 7,210,939,597
Advisers Class Shares
Net Assets	$ 287,064,438
Shares Outstanding	36,369,883
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 7.89
Class A Shares
Net Assets	$ 1,240,704,506
Shares Outstanding	157,080,929
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 7.90
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$ 8.08
17
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2022
Class C Shares
Net Assets	$ 81,391,232
Shares Outstanding	10,290,777
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 7.91
Class I Shares
Net Assets	$5,601,779,421
Shares Outstanding	710,095,583
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 7.89
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
18
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2022
Investment Income
Dividend income from affiliated investments	$ 928,423
Interest income	77,420,765
Total investment income	$ 78,349,188
Expenses
Investment adviser fee	$ 19,593,038
Distribution and service fees:
Advisers Class	376,604
Class A	2,023,378
Class C	386,975
Trustees’ fees and expenses	54,250
Custodian fee	661,701
Transfer and dividend disbursing agent fees	1,224,021
Legal and accounting services	313,658
Printing and postage	241,321
Registration fees	247,265
Miscellaneous	135,125
Total expenses	$ 25,257,336
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 15,291
Total expense reductions	$ 15,291
Net expenses	$ 25,242,045
Net investment income	$ 53,107,143
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (266,070,466)
Investment transactions - affiliated investments	(188,099)
Written swaptions	4,544,873
Futures contracts	85,492,444
Swap contracts	(32,077)
Net realized loss	$(176,253,325)
Change in unrealized appreciation (depreciation):
Investments	$ (129,686,219)
Written swaptions	16,604,636
TBA sale commitments	6,986,454
Futures contracts	97,106,174
Swap contracts	93,041,206
Net change in unrealized appreciation (depreciation)	$ 84,052,251
Net realized and unrealized loss	$ (92,201,074)
Net decrease in net assets from operations	$ (39,093,931)
19
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Statements of Changes in Net Assets

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 53,107,143	$ 111,757,591
Net realized loss	(176,253,325)	(70,401,149)
Net change in unrealized appreciation (depreciation)	84,052,251	(33,043,587)
Net increase (decrease) in net assets from operations	$ (39,093,931)	$ 8,312,855
Distributions to shareholders:
Advisers Class	$ (2,373,187)	$ (1,183,676)(1)
Class A	(12,650,201)	(33,424,816)
Class C	(439,912)	(1,035,440)
Class I	(59,713,420)	(127,267,351)
Total distributions to shareholders	$ (75,176,720)	$ (162,911,283)
Tax return of capital to shareholders:
Advisers Class	$ —	$ (79,612)(1)
Class A	—	(1,916,162)
Class C	—	(55,636)
Class I	—	(7,173,558)
Total tax return of capital to shareholders	$ —	$ (9,224,968)
Transactions in shares of beneficial interest:
Advisers Class	$ 14,907,640	$ 278,094,952(1)
Class A	(755,981,105)	291,233,772
Class C	(20,935,930)	(39,452,008)
Class I	(1,992,969,643)	1,039,283,487
Net increase (decrease) in net assets from Fund share transactions	$ (2,754,979,038)	$ 1,569,160,203
Net increase (decrease) in net assets	$ (2,869,249,689)	$ 1,405,336,807
Net Assets
At beginning of period	$10,080,189,286	$ 8,674,852,479
At end of period	$ 7,210,939,597	$10,080,189,286
(1)	For the period from the commencement of operations, May 17, 2021, to October 31, 2021.
20
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Financial Highlights

Advisers Class
	Six Months Ended April 30, 2022 (Unaudited)	Period Ended October 31, 2021(1)
Net asset value — Beginning of period	$ 7.990	$ 8.100
Income (Loss) From Operations
Net investment income(2)	$ 0.042	$ 0.033
Net realized and unrealized loss	(0.080)	(0.089)
Total loss from operations	$ (0.038)	$ (0.056)
Less Distributions
From net investment income	$ (0.062)	$ (0.051)
Tax return of capital	—	(0.003)
Total distributions	$ (0.062)	$ (0.054)
Net asset value — End of period	$ 7.890	$ 7.990
Total Return(3)	(0.47)% (4)	(0.70)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$287,064	$276,067
Ratios (as a percentage of average daily net assets):
Expenses	0.77% (5)(6)	0.75% (5)
Net investment income	1.07% (5)	0.90% (5)
Portfolio Turnover of the Fund	375% (4)(7)	310% (7)(8)
(1)	For the period from the commencement of operations, May 17, 2021, to October 31, 2021.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Fund’s adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
(8)	For the year ended October 31, 2021.
21
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 8.000	$ 8.120	$ 8.100	$ 8.200	$ 8.250	$ 8.270
Income (Loss) From Operations
Net investment income(1)	$ 0.041	$ 0.072	$ 0.097	$ 0.202	$ 0.219	$ 0.173
Net realized and unrealized gain (loss)	(0.079)	(0.072)	0.104	(0.057)	(0.068)	(0.012)
Total income (loss) from operations	$ (0.038)	$ —	$ 0.201	$ 0.145	$ 0.151	$ 0.161
Less Distributions
From net investment income	$ (0.062)	$ (0.114)	$ (0.166)	$ (0.245)	$ (0.201)	$ (0.181)
From net realized gain	—	—	(0.015)	—	—	—
Tax return of capital	—	(0.006)	—	—	—	—
Total distributions	$ (0.062)	$ (0.120)	$ (0.181)	$ (0.245)	$ (0.201)	$ (0.181)
Net asset value — End of period	$ 7.900	$ 8.000	$ 8.120	$ 8.100	$ 8.200	$ 8.250
Total Return(2)	(0.47)% (3)	(0.01)%	2.51%	1.78%	1.85%	1.97%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,240,705	$2,018,166	$1,764,637	$795,015	$394,465	$181,071
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.78% (5)(6)	0.77%	0.82% (7)	0.85% (7)	0.90%	0.92%
Net investment income	1.05% (5)	0.89%	1.19%	2.47%	2.67%	2.09%
Portfolio Turnover of the Fund	375% (3)(8)	310% (8)	152% (8)	59%	42% (9)	19% (10)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses for the period while the Fund was investing in the Portfolio/Portfolios.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Fund’s adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(7)	Includes interest expense, including on reverse repurchase agreements, of 0.02% and 0.02% of average daily net assets for the years ended October 31, 2020 and 2019, respectively.
(8)	Includes the effect of To Be Announced (TBA) transactions.
(9)	Represents the portfolio turnover of Short-Term U.S. Government Portfolio from November 1, 2017 to October 12, 2018. The portfolio turnover based on the Fund’s investments in securities for the period October 15, 2018, the date the Fund began investing its assets directly, through October 31, 2018 was less than 1%.
(10)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolio(s) for the period while the Fund was investing in the Portfolio(s) and excludes the investment activity of the Portfolio(s).
References to Portfolios herein are to Massachusetts business trusts managed by Eaton Vance Management or its affiliates in which the Fund invested a substantial portion of its investable assets during the year ended October 31, 2018 and fiscal years prior thereto.
22
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 8.010	$ 8.130	$ 8.110	$ 8.210	$ 8.260	$ 8.280
Income (Loss) From Operations
Net investment income(1)	$ 0.018	$ 0.024	$ 0.054	$ 0.154	$ 0.169	$ 0.124
Net realized and unrealized gain (loss)	(0.080)	(0.073)	0.098	(0.058)	(0.067)	(0.012)
Total income (loss) from operations	$ (0.062)	$ (0.049)	$ 0.152	$ 0.096	$ 0.102	$ 0.112
Less Distributions
From net investment income	$ (0.038)	$ (0.067)	$ (0.117)	$ (0.196)	$ (0.152)	$ (0.132)
From net realized gain	—	—	(0.015)	—	—	—
Tax return of capital	—	(0.004)	—	—	—	—
Total distributions	$ (0.038)	$ (0.071)	$ (0.132)	$ (0.196)	$ (0.152)	$ (0.132)
Net asset value — End of period	$ 7.910	$ 8.010	$ 8.130	$ 8.110	$ 8.210	$ 8.260
Total Return(2)	(0.77)% (3)	(0.60)%	1.89%	1.18%	1.24%	1.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$81,391	$103,518	$144,742	$112,868	$66,706	$57,129
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.38% (5)(6)	1.37%	1.42% (7)	1.45% (7)	1.50%	1.53%
Net investment income	0.46% (5)	0.30%	0.67%	1.88%	2.05%	1.49%
Portfolio Turnover of the Fund	375% (3)(8)	310% (8)	152% (8)	59%	42% (9)	19% (10)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses for the period while the Fund was investing in the Portfolio/Portfolios.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Fund’s adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(7)	Includes interest expense, including on reverse repurchase agreements, of 0.02% and 0.02% of average daily net assets for the years ended October 31, 2020 and 2019, respectively.
(8)	Includes the effect of To Be Announced (TBA) transactions.
(9)	Represents the portfolio turnover of Short-Term U.S. Government Portfolio from November 1, 2017 to October 12, 2018. The portfolio turnover based on the Fund’s investments in securities for the period October 15, 2018, the date the Fund began investing its assets directly, through October 31, 2018 was less than 1%.
(10)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolio(s) for the period while the Fund was investing in the Portfolio(s) and excludes the investment activity of the Portfolio(s).
References to Portfolios herein are to Massachusetts business trusts managed by Eaton Vance Management or its affiliates in which the Fund invested a substantial portion of its investable assets during the year ended October 31, 2018 and fiscal years prior thereto.
23
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 7.990	$ 8.110	$ 8.090	$ 8.190	$ 8.240	$ 8.260
Income (Loss) From Operations
Net investment income(1)	$ 0.051	$ 0.093	$ 0.118	$ 0.223	$ 0.243	$ 0.194
Net realized and unrealized gain (loss)	(0.079)	(0.073)	0.103	(0.058)	(0.071)	(0.012)
Total income (loss) from operations	$ (0.028)	$ 0.020	$ 0.221	$ 0.165	$ 0.172	$ 0.182
Less Distributions
From net investment income	$ (0.072)	$ (0.133)	$ (0.186)	$ (0.265)	$ (0.222)	$ (0.202)
From net realized gain	—	—	(0.015)	—	—	—
Tax return of capital	—	(0.007)	—	—	—	—
Total distributions	$ (0.072)	$ (0.140)	$ (0.201)	$ (0.265)	$ (0.222)	$ (0.202)
Net asset value — End of period	$ 7.890	$ 7.990	$ 8.110	$ 8.090	$ 8.190	$ 8.240
Total Return(2)	(0.35)% (3)	0.24%	2.76%	2.04%	2.11%	2.23%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,601,779	$7,682,437	$6,765,473	$3,605,659	$1,282,116	$325,222
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.52% (5)(6)	0.52%	0.57% (7)	0.60% (7)	0.65%	0.67%
Net investment income	1.31% (5)	1.15%	1.46%	2.73%	2.96%	2.35%
Portfolio Turnover of the Fund	375% (3)(8)	310% (8)	152% (8)	59%	42% (9)	19% (10)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses for the period while the Fund was investing in the Portfolio/Portfolios.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Fund’s adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(7)	Includes interest expense, including on reverse repurchase agreements, of 0.02% and 0.02% of average daily net assets for the years ended October 31, 2020 and 2019, respectively.
(8)	Includes the effect of To Be Announced (TBA) transactions.
(9)	Represents the portfolio turnover of Short-Term U.S. Government Portfolio from November 1, 2017 to October 12, 2018. The portfolio turnover based on the Fund’s investments in securities for the period October 15, 2018, the date the Fund began investing its assets directly, through October 31, 2018 was less than 1%.
(10)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolio(s) for the period while the Fund was investing in the Portfolio(s) and excludes the investment activity of the Portfolio(s).
References to Portfolios herein are to Massachusetts business trusts managed by Eaton Vance Management or its affiliates in which the Fund invested a substantial portion of its investable assets during the year ended October 31, 2018 and fiscal years prior thereto.
24
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Short Duration Government Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
25

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Swaptions—A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
26

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

L  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
M  Forward Sale Commitments—The Fund may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Fund's policies on investment valuations discussed above. The Fund records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss on investments based on the price established when the Fund entered into the commitment. If the Fund enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.
N  Stripped Mortgage-Backed Securities—The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
O  Interim Financial Statements—The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2022, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.
At October 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $108,741,349 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2021, $103,559,543 are short-term and $5,181,806 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts and TBA sale commitments, of the Fund at April 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$9,742,295,068
Gross unrealized appreciation	$ 333,156,889
Gross unrealized depreciation	(321,537,233)
Net unrealized appreciation	$ 11,619,656
27

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5000%
$1 billion but less than $2.5 billion	0.4750%
$2.5 billion but less than $5 billion	0.4550%
$5 billion but less than $10 billion	0.4400%
$10 billion but less than $15 billion	0.4300%
$15 billion but less than $20 billion	0.4225%
$20 billion and over	0.4175%
Pursuant to an amendment to the investment advisory agreement dated April 29, 2022, BMR contractually agreed to reduce its investment advisory fee rate on average daily net assets of $10 billion and over from 0.4400% to the rates as stated above. This contractual reduction cannot be terminated or reduced without Trustee and shareholder approval. For the six months ended April 30, 2022, the Fund’s investment adviser fee amounted to $19,593,038 or 0.46% (annualized) of the Fund’s average daily net assets. Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $15,291 relating to the Fund's investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
EVM, an affiliate of BMR, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2022, EVM earned $31,631 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,981 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2022. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect distribution plans for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class shares and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2022 amounted to $376,604 for Advisers Class shares and $2,023,378 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.60% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2022, the Fund paid or accrued to EVD $273,159 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2022 amounted to $113,816 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
28

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.25% (1% prior to April 29, 2022) CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2022, the Fund was informed that EVD received approximately $38,000 and $14,000 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments (all U.S. Government and Agency Securities), other than short-term obligations and including maturities, paydowns and TBA transactions, aggregated $30,662,167,390 and $32,723,309,068, respectively, for the six months ended April 30, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021(1)
	Shares	Amount	Shares	Amount
Advisers Class
Sales	16,128,299	$ 128,368,293	45,840,345	$ 368,764,472
Issued to shareholders electing to receive payments of distributions in Fund shares	299,764	2,372,875	157,557	1,263,246
Redemptions	(14,592,577)	(115,833,528)	(11,463,505)	(91,932,766)
Net increase	1,835,486	$ 14,907,640	34,534,397	$ 278,094,952
Class A
Sales	27,990,711	$ 222,069,790	269,943,383	$ 2,190,246,920
Issued to shareholders electing to receive payments of distributions in Fund shares	1,530,363	12,128,541	4,268,532	34,491,244
Redemptions	(124,910,882)	(991,778,156)	(240,791,624)	(1,946,274,994)
Converted from Class C shares	201,551	1,598,720	1,574,584	12,770,602
Net increase (decrease)	(95,188,257)	$ (755,981,105)	34,994,875	$ 291,233,772
Class C
Sales	518,686	$ 4,123,846	3,324,297	$ 26,990,553
Issued to shareholders electing to receive payments of distributions in Fund shares	54,548	432,658	133,030	1,076,699
Redemptions	(3,003,716)	(23,893,714)	(6,761,282)	(54,748,658)
Converted to Class A shares	(201,296)	(1,598,720)	(1,572,564)	(12,770,602)
Net decrease	(2,631,778)	$ (20,935,930)	(4,876,519)	$ (39,452,008)
29

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021(1)
	Shares	Amount	Shares	Amount
Class I
Sales	241,704,016	$ 1,917,677,681	795,793,018	$ 6,434,038,662
Issued to shareholders electing to receive payments of distributions in Fund shares	6,548,092	51,828,219	14,470,596	116,747,938
Redemptions	(499,571,706)	(3,962,475,543)	(682,857,773)	(5,511,503,113)
Net increase (decrease)	(251,319,598)	$(1,992,969,643)	127,405,841	$ 1,039,283,487
(1)	For Advisers Class, for the period from the commencement of operations, May 17, 2021, to October 31, 2021.
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts, written swaptions and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Portfolio of Investments. At April 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts, interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and to hedge against fluctuations in securities prices due to changes in interest rates.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2022 were as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased swaptions	$ 37,910,223(1)	$ —
Written swaptions	—	(4,593,165) (2)
Futures contracts	159,436,158 (3)	(27,097,187) (3)
Swap contracts (centrally cleared)	93,041,206 (3)	—
Total	$290,387,587	$(31,690,352)
(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.
(2)	Statement of Assets and Liabilities location: Written swaptions outstanding, at value.
(3)	Only the current day's variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared swap contracts, as applicable.
30

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2022 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Purchased swaptions	$ (5,455,488)(1)	$ 18,595,335(2)
Written swaptions	4,544,873 (3)	16,604,636 (4)
Futures contracts	85,492,444 (5)	97,106,174 (6)
Swap contracts	(32,077) (7)	93,041,206 (8)
Total	$84,549,752	$225,347,351
(1)	Statement of Operations location: Net realized gain (loss) - Investment transactions.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) - Investments.
(3)	Statement of Operations location: Net realized gain (loss) – Written swaptions.
(4)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written swaptions.
(5)	Statement of Operations location: Net realized gain (loss) - Futures contracts.
(6)	Statement of Operations location: Change in unrealized appreciation (depreciation) - Futures contracts.
(7)	Statement of Operations location: Net realized gain (loss) - Swap contracts.
(8)	Statement of Operations location: Change in unrealized appreciation (depreciation) - Swap contracts.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2022, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Purchased Swaptions	Written Swaptions	Swap Contracts
$1,271,087,000	$2,799,950,000	$754,286,000	$610,714,000	$185,715,000
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.
31

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

10  Investments in Affiliated Funds
At April 30, 2022, the value of the Fund's investment in affiliated funds was $1,310,724,763, which represents 18.2% of the Fund's net assets. Transactions (in thousands) in affiliated funds by the Fund for the six months ended April 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$2,318,224	$5,437,885	$(7,755,921)	$ (188)	$ —	$ —	$ 872	—
Liquidity Fund	—	1,418,094	(107,369)	—	—	1,310,725	56	1,310,725
Total				$(188)	$ —	$1,310,725	$928
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 1,579,521,461	$ —	$ 1,579,521,461
Government National Mortgage Association Participation Agreements	—	1,171,661,959	—	1,171,661,959
U.S. Government Agency Commercial Mortgage-Backed Securities	—	22,299,321	—	22,299,321
U.S. Government Agency Mortgage-Backed Securities	—	3,898,594,115	—	3,898,594,115
U.S. Government Guaranteed Small Business Administration	—	243,260,976	—	243,260,976
Short-Term Investments:
Affiliated Fund	1,310,724,763	—	—	1,310,724,763
U.S. Treasury Obligations	—	1,645,435,411	—	1,645,435,411
Purchased Interest Rate Swaptions	—	37,910,223	—	37,910,223
Total Investments	$ 1,310,724,763	$ 8,598,683,466	$ —	$ 9,909,408,229
Futures Contracts	$ 159,436,158	$ —	$ —	$ 159,436,158
Swap Contracts	—	93,041,206	—	93,041,206
Total	$ 1,470,160,921	$ 8,691,724,672	$ —	$ 10,161,885,593
Liability Description
TBA Sale Commitments	$ —	$ (377,613,621)	$ —	$ (377,613,621)
32

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Written Interest Rate Swaptions	$ —	$ (4,593,165)	$ —	$ (4,593,165)
Futures Contracts	(27,097,187)	—	—	(27,097,187)
Total	$ (27,097,187)	$ (382,206,786)	$ —	$ (409,303,973)
12  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
33

Eaton Vance
Short Duration Government Income Fund
April 30, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
34

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
35

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
36

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
37

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7730    4.30.22

Eaton Vance
Short Duration High Income Fund
Semiannual Report
April 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2022
Eaton Vance
Short Duration High Income Fund

Eaton Vance
Short Duration High Income Fund
April 30, 2022
Performance

Portfolio Manager(s) Kelley Baccei Gerrity and Stephen C. Concannon, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/01/2013	02/21/2012	(1.88)%	(0.29)%	3.01%	3.77%
Class A with 3.25% Maximum Sales Charge	—	—	(5.08)	(3.53)	2.33	3.53
Class I at NAV	11/01/2013	02/21/2012	(1.75)	(0.04)	3.25	3.99

ICE BofA U.S. High Yield Cash Pay BB-B 1–3 Year Index	—	—	(2.87)%	(1.26)%	3.30%	4.34%
% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	1.21%	0.96%
Net	0.91	0.66
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Short Duration High Income Fund
April 30, 2022
Fund Profile

Credit Quality (% of total investments)*
*	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. For purposes of ratings restrictions, the average of Moody’s, S&P and Fitch is used. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Eaton Vance
Short Duration High Income Fund
April 30, 2022
Endnotes and Additional Disclosures

[1]	ICE BofA U.S. High Yield Cash Pay BB-B 1–3 Year Index is an unmanaged index of U.S. corporate bonds currently paying a coupon, rated BB1 through B3, and having a maturity less than 3 years. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of Class A and Class I is linked to the performance of Short Duration High Income Portfolio (the Portfolio), the Portfolio that the Fund invested in prior to June 15, 2020. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Short Duration High Income Fund
April 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/21)	Ending Account Value (4/30/22)	Expenses Paid During Period* (11/1/21 – 4/30/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 981.20	$4.47**	0.91%
Class I	$1,000.00	$ 982.50	$3.24**	0.66%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.28	$4.56**	0.91%
Class I	$1,000.00	$1,021.52	$3.31**	0.66%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2021.
**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.
5

Eaton Vance
Short Duration High Income Fund
April 30, 2022
Portfolio of Investments (Unaudited)

Commercial Mortgage-Backed Securities — 1.3%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, 3.843%, 11/5/32(1)(2)	$795	$ 688,346
Total Commercial Mortgage-Backed Securities (identified cost $757,552)		$ 688,346

Common Stocks — 0.0%(3)
Security	Shares	Value
Technology — 0.0%(3)
Riverbed Technology, Inc.(4)(5)	423	$ 1,005
Total Common Stocks (identified cost $6,786)		$ 1,005

Convertible Bonds — 0.5%
Security	Principal Amount (000's omitted)	Value
Entertainment & Film — 0.5%
Peloton Interactive, Inc., 0.00%, 2/15/26	$298	$ 243,988
Total Convertible Bonds (identified cost $256,752)		$ 243,988

Convertible Preferred Stocks — 0.3%
Security	Shares	Value
Healthcare — 0.3%
Becton Dickinson and Co., Series B, 6.00%	2,622	$ 134,010
		$ 134,010
Technology — 0.0%(3)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(4)(5)	590	$ 5,603
		$ 5,603
Total Convertible Preferred Stocks (identified cost $154,162)		$ 139,613

Corporate Bonds — 79.4%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 1.8%
Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	424	$ 420,294
TransDigm, Inc.:
6.25%, 3/15/26(1)	300	298,835
6.375%, 6/15/26	195	192,801
		$ 911,930
Air Transportation — 0.4%
American Airlines, Inc., 11.75%, 7/15/25(1)	155	$ 178,549
		$ 178,549
Automotive & Auto Parts — 5.2%
Clarios Global, L.P., 6.75%, 5/15/25(1)	299	$ 305,382
Ford Motor Credit Co., LLC:
3.37%, 11/17/23	200	196,750
3.664%, 9/8/24	1,725	1,671,189
5.125%, 6/16/25	450	449,392
		$ 2,622,713
Broadcasting — 0.2%
Townsquare Media, Inc., 6.875%, 2/1/26(1)	118	$ 117,631
		$ 117,631
Cable & Satellite TV — 2.6%
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	500	$ 500,633
DISH DBS Corp., 5.00%, 3/15/23	838	831,262
		$ 1,331,895
Chemicals — 2.2%
Compass Minerals International, Inc., 4.875%, 7/15/24(1)	867	$ 859,457
W.R. Grace Holdings, LLC, 5.625%, 10/1/24(1)	250	250,938
		$ 1,110,395
Diversified Financial Services — 6.5%
Bread Financial Holdings, Inc., 4.75%, 12/15/24(1)	999	$ 970,394
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 4.75%, 9/15/24	650	634,588
MoneyGram International, Inc., 5.375%, 8/1/26(1)	404	412,597
Navient Corp., 6.125%, 3/25/24	388	390,699

6
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services (continued)
PRA Group, Inc., 7.375%, 9/1/25(1)	656	$ 679,573
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc., 2.875%, 10/15/26(1)	225	199,376
		$ 3,287,227
Energy — 10.8%
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)	480	$ 495,302
Callon Petroleum Co., 6.125%, 10/1/24	200	197,731
CVR Energy, Inc., 5.25%, 2/15/25(1)	300	290,643
DCP Midstream Operating, L.P., 3.875%, 3/15/23	375	374,188
Endeavor Energy Resources, L.P./EER Finance, Inc., 6.625%, 7/15/25(1)	186	191,363
EQM Midstream Partners, L.P., 4.00%, 8/1/24	700	677,715
Great Western Petroleum, LLC/Great Western Finance Corp., 12.00%, 9/1/25(1)	563	628,097
Nabors Industries, Inc., 9.00%, 2/1/25(1)	152	157,749
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	470	466,482
Occidental Petroleum Corp., 2.90%, 8/15/24	360	352,359
PBF Holding Co., LLC/PBF B.V. Finance Corp., 9.25%, 5/15/25(1)	265	275,220
Tap Rock Resources, LLC, 7.00%, 10/1/26(1)	235	237,699
Tervita Corp., 11.00%, 12/1/25(1)	722	805,932
Transocean Proteus, Ltd., 6.25%, 12/1/24(1)	150	147,593
Weatherford International, Ltd., 11.00%, 12/1/24(1)	150	154,715
		$ 5,452,788
Environmental — 1.0%
GFL Environmental, Inc., 3.75%, 8/1/25(1)	515	$ 488,599
		$ 488,599
Food, Beverage & Tobacco — 1.2%
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	478	$ 471,107
Performance Food Group, Inc., 6.875%, 5/1/25(1)	152	155,856
		$ 626,963
Gaming — 2.4%
Caesars Entertainment, Inc., 6.25%, 7/1/25(1)	302	$ 305,669
International Game Technology PLC, 6.50%, 2/15/25(1)	400	407,514
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 4.25%, 5/30/23(1)	505	495,595
		$ 1,208,778
Security	Principal Amount* (000's omitted)		Value
Healthcare — 8.1%
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)		260	$ 240,231
Hadrian Merger Sub, Inc., 8.50%, 5/1/26(1)		195	193,206
HCA, Inc., 5.375%, 2/1/25		950	978,500
Legacy LifePoint Health, LLC, 6.75%, 4/15/25(1)		256	261,480
ModivCare, Inc., 5.875%, 11/15/25(1)		481	471,962
Owens & Minor, Inc., 4.375%, 12/15/24		350	349,073
Perrigo Finance Unlimitd Co., 3.90%, 12/15/24		325	320,148
Tenet Healthcare Corp., 4.875%, 1/1/26(1)		700	686,178
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)		255	247,972
Varex Imaging Corp., 7.875%, 10/15/27(1)		344	354,743
			$ 4,103,493
Homebuilders & Real Estate — 7.1%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 4.50%, 4/1/27(1)		160	$ 145,162
Empire Communities Corp., 7.00%, 12/15/25(1)		268	254,268
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)		300	298,074
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		410	412,331
Outfront Media Capital, LLC/Outfront Media Capital Corp., 6.25%, 6/15/25(1)		195	197,694
Starwood Property Trust, Inc., 3.75%, 12/31/24(1)		750	722,670
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(1)		145	146,193
VICI Properties, L.P./VICI Note Co., Inc.:
3.50%, 2/15/25(1)		624	599,826
5.625%, 5/1/24(1)		450	457,312
Vivion Investments S.a.r.l., 3.00%, 8/8/24(6)	EUR	400	388,273
			$ 3,621,803
Insurance — 2.2%
Acrisure, LLC/Acrisure Finance, Inc., 7.00%, 11/15/25(1)		624	$ 608,409
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		300	284,031
AssuredPartners, Inc., 7.00%, 8/15/25(1)		250	246,878
			$ 1,139,318
Leisure — 5.5%
NCL Corp., Ltd., 3.625%, 12/15/24(1)		1,027	$ 956,630
Powdr Corp., 6.00%, 8/1/25(1)		332	337,773
Royal Caribbean Cruises, Ltd.:
5.25%, 11/15/22		240	240,627
9.125%, 6/15/23(1)		195	201,560

7
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Leisure (continued)
Six Flags Entertainment Corp., 4.875%, 7/31/24(1)	193	$ 192,481
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	927	854,838
		$ 2,783,909
Metals & Mining — 2.7%
New Gold, Inc.:
6.375%, 5/15/25(1)	80	$ 81,432
7.50%, 7/15/27(1)	1,300	1,309,711
		$ 1,391,143
Paper — 0.4%
Clearwater Paper Corp., 5.375%, 2/1/25(1)	187	$ 187,252
		$ 187,252
Restaurant — 2.3%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.75%, 4/15/25(1)	320	$ 327,273
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	818	849,714
		$ 1,176,987
Services — 5.3%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	469	$ 453,805
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	750	749,141
Hertz Corp. (The), 4.625%, 12/1/26(1)	208	189,874
Korn Ferry, 4.625%, 12/15/27(1)	250	237,171
Sabre GLBL, Inc., 9.25%, 4/15/25(1)	382	408,201
WESCO Distribution, Inc.:
7.125%, 6/15/25(1)	438	455,525
7.25%, 6/15/28(1)	200	206,700
		$ 2,700,417
Steel — 2.8%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	642	$ 679,018
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	725	734,668
		$ 1,413,686
Super Retail — 0.5%
Bath & Body Works, Inc., 9.375%, 7/1/25(1)	226	$ 254,522
		$ 254,522
Technology — 1.7%
NortonLifeLock, Inc., 5.00%, 4/15/25(1)	235	$ 235,000
Security	Principal Amount* (000's omitted)		Value
Technology (continued)
Seagate HDD Cayman, 4.875%, 3/1/24		350	$ 352,184
Sensata Technologies B.V., 5.00%, 10/1/25(1)		250	248,444
			$ 835,628
Telecommunications — 2.8%
Altice France S.A., 2.50%, 1/15/25(6)	EUR	200	$ 198,332
DKT Finance ApS, 9.375%, 6/17/23(1)		250	249,250
Iliad Holding S.A.S., 6.50%, 10/15/26(1)		210	202,091
Sprint Corp.:
7.125%, 6/15/24		450	474,208
7.625%, 2/15/25		265	282,191
			$ 1,406,072
Transport Excluding Air & Rail — 1.2%
Fenix Marine Service Holdings, Ltd., 8.00%, 1/15/24		562	$ 615,958
			$ 615,958
Utility — 2.5%
AmeriGas Partners, L.P./AmeriGas Finance Corp.:
5.50%, 5/20/25		70	$ 69,032
5.625%, 5/20/24		250	249,998
Drax Finco PLC, 6.625%, 11/1/25(1)		500	503,782
NextEra Energy Operating Partners, L.P., 4.25%, 7/15/24(1)		450	447,277
			$ 1,270,089
Total Corporate Bonds (identified cost $41,395,847)			$40,237,745

Senior Floating-Rate Loans — 12.8%(7)
Borrower/Description	Principal Amount (000's omitted)	Value
Air Transportation — 3.7%
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	$850	$ 883,150
SkyMiles IP, Ltd., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 10/20/27	950	982,986
		$ 1,866,136
Automotive & Auto Parts — 0.9%
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	$498	$ 466,157
		$ 466,157

8
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Gaming — 0.4%
Spectacle Gary Holdings, LLC, Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 11/19/28	$187	$ 186,615
		$ 186,615
Healthcare — 0.1%
Radnet Management, Inc., Term Loan, 4/21/28(8)	$54	$ 53,293
		$ 53,293
Insurance — 1.6%
Asurion, LLC:
Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 11/3/24	$348	$ 345,406
Term Loan - Second Lien, 6.014%, (1 mo. USD LIBOR + 5.25%), 1/31/28	297	289,142
Term Loan - Second Lien, 6.014%, (1 mo. USD LIBOR + 5.25%), 1/20/29	44	42,735
Sedgwick Claims Management Services, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 12/31/25	149	147,590
		$ 824,873
Restaurant — 1.9%
IRB Holding Corp., Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 2/5/25	$946	$ 938,400
		$ 938,400
Services — 1.5%
AlixPartners, LLP, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 2/4/28	$95	$ 94,182
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28	328	327,064
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 9.75%, (3 mo. USD LIBOR + 8.75%, Floor 1.00%), 2.50% cash, 7.25% PIK, 2/28/25	341	349,448
		$ 770,694
Super Retail — 0.3%
PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$176	$ 174,443
		$ 174,443
Technology — 2.4%
GoTo Group, Inc., Term Loan, 5.304%, (1 mo. USD LIBOR + 4.75%), 8/31/27	$2	$ 1,724
Presidio Holdings, Inc., Term Loan, 4.718%, (USD LIBOR + 3.50%), 1/22/27(9)	619	613,986
Borrower/Description	Principal Amount (000's omitted)	Value
Technology (continued)
RealPage, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/24/28	$589	$ 581,172
Riverbed Technology, Inc., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 7.00% cash, 2.00% PIK, 12/8/26	51	40,558
		$ 1,237,440
Total Senior Floating-Rate Loans (identified cost $6,598,284)		$ 6,518,051

Short-Term Investments — 4.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(10)	2,315,049	$ 2,315,049
Total Short-Term Investments (identified cost $2,315,049)		$ 2,315,049
Total Investments — 98.9% (identified cost $51,484,432)		$50,143,797
Other Assets, Less Liabilities — 1.1%		$ 548,556
Net Assets — 100.0%		$50,692,353
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $29,759,875 or 58.7% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2022.
(3)	Amount is less than 0.05%.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of these securities is $586,605 or 1.2% of the Fund's net assets.

9
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	This Senior Loan will settle after April 30, 2022, at which time the interest rate will be determined.
(9)	The stated interest rate represents the weighted average interest rate at April 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	165,351	EUR	155,735	Bank of America, N.A.	7/29/22	$ 311	$ —
USD	106,083	EUR	100,000	Bank of America, N.A.	7/29/22	108	—
USD	2,120	EUR	2,000	Bank of America, N.A.	7/29/22	1	—
USD	138,779	EUR	131,000	Bank of America, N.A.	7/29/22	—	(48)
USD	186,830	EUR	177,096	Bank of America, N.A.	7/29/22	—	(847)
						$ 420	$(895)
Abbreviations:
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
10
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2022
Statement of Assets and Liabilities (Unaudited)

April 30, 2022
Assets
Unaffiliated investments, at value (identified cost $49,169,383)	$ 47,828,748
Affiliated investment, at value (identified cost $2,315,049)	2,315,049
Cash	19,017
Foreign currency, at value (identified cost $1,055)	1,055
Interest receivable	723,386
Dividends receivable from affiliated investment	100
Receivable for investments sold	1,773,177
Receivable for Fund shares sold	196,128
Receivable for open forward foreign currency exchange contracts	420
Receivable from affiliate	27,284
Total assets	$52,884,364
Liabilities
Payable for investments purchased	$ 1,967,774
Payable for Fund shares redeemed	126,707
Payable for open forward foreign currency exchange contracts	895
Distributions payable	2,283
Payable to affiliates:
Investment adviser and administration fee	23,108
Distribution and service fees	1,373
Trustees' fees	342
Accrued expenses	69,529
Total liabilities	$ 2,192,011
Net Assets	$50,692,353
Sources of Net Assets
Paid-in capital	$ 54,134,374
Accumulated loss	(3,442,021)
Net Assets	$50,692,353
Class A Shares
Net Assets	$ 6,333,481
Shares Outstanding	692,449
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.15
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 9.46
Class I Shares
Net Assets	$ 44,358,872
Shares Outstanding	4,844,681
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.16
On sales of $100,000 or more, the offering price of Class A shares is reduced.
11
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2022
Investment Income
Dividend income	$ 21,136
Dividend income from affiliated investments	1,216
Interest and other income	1,380,640
Total investment income	$ 1,402,992
Expenses
Investment adviser and administration fee	$ 176,735
Distribution and service fees:
Class A	8,734
Trustees’ fees and expenses	2,103
Custodian fee	17,351
Transfer and dividend disbursing agent fees	17,600
Legal and accounting services	34,986
Printing and postage	5,641
Registration fees	19,402
Miscellaneous	6,108
Total expenses	$ 288,660
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 69,593
Total expense reductions	$ 69,593
Net expenses	$ 219,067
Net investment income	$ 1,183,925
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (252,280)
Investment transactions - affiliated investments	(512)
Foreign currency transactions	(1,891)
Forward foreign currency exchange contracts	103,395
Net realized loss	$ (151,288)
Change in unrealized appreciation (depreciation):
Investments	$ (2,105,786)
Foreign currency	(631)
Forward foreign currency exchange contracts	(5,612)
Net change in unrealized appreciation (depreciation)	$(2,112,029)
Net realized and unrealized loss	$(2,263,317)
Net decrease in net assets from operations	$(1,079,392)
12
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2022
Statements of Changes in Net Assets

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,183,925	$ 2,131,171
Net realized gain (loss)	(151,288)	570,118
Net change in unrealized appreciation (depreciation)	(2,112,029)	1,524,768
Net increase (decrease) in net assets from operations	$ (1,079,392)	$ 4,226,057
Distributions to shareholders:
Class A	$ (130,472)	$ (247,433)
Class I	(1,137,122)	(2,006,956)
Total distributions to shareholders	$ (1,267,594)	$ (2,254,389)
Transactions in shares of beneficial interest:
Class A	$ (461,354)	$ 253,499
Class I	(15,437,814)	18,591,518
Net increase (decrease) in net assets from Fund share transactions	$(15,899,168)	$18,845,017
Net increase (decrease) in net assets	$(18,246,154)	$20,816,685
Net Assets
At beginning of period	$ 68,938,507	$ 48,121,822
At end of period	$ 50,692,353	$68,938,507
13
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2022
Financial Highlights

	Class A
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 9.500	$ 9.120	$ 9.540	$ 9.470	$ 9.820	$ 9.710
Income (Loss) From Operations
Net investment income(1)	$ 0.161	$ 0.356	$ 0.394	$ 0.432	$ 0.439	$ 0.446
Net realized and unrealized gain (loss)	(0.337)	0.401	(0.387)	0.070	(0.350)	0.110
Total income (loss) from operations	$(0.176)	$ 0.757	$ 0.007	$ 0.502	$ 0.089	$ 0.556
Less Distributions
From net investment income	$ (0.174)	$ (0.377)	$ (0.414)	$ (0.432)	$ (0.439)	$ (0.446)
Tax return of capital	—	—	(0.013)	—	—	—
Total distributions	$(0.174)	$(0.377)	$(0.427)	$(0.432)	$(0.439)	$(0.446)
Net asset value — End of period	$ 9.150	$ 9.500	$ 9.120	$ 9.540	$ 9.470	$ 9.820
Total Return(2)(3)	(1.88)% (4)	8.39%	0.15%	5.41%	0.93%	5.83%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 6,333	$ 7,059	$ 6,537	$ 6,914	$ 4,726	$ 4,424
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	0.91% (6)(7)(8)	0.90%	0.90%	0.90%	0.91% (8)	0.92%
Net investment income	3.48% (6)	3.76%	4.29%	4.54%	4.55%	4.55%
Portfolio Turnover of the Portfolio(9)	—	—	50%	63%	52%	69%
Portfolio Turnover of the Fund	38% (4)	75%	34% (10)	—	—	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.22%, 0.30%, 0.31%, 0.39%, 0.38% and 0.38% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser and administrator of a portion of its investment adviser and administration fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(8)	Includes interest expense of 0.01% of average daily net assets for the six months ended April 30, 2022 and the year ended October 31, 2018.
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	For the period from June 15, 2020 through October 31, 2020 when the Fund was making investments directly in securities.
References to Portfolio herein are to Short Duration High Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 12, 2020 and which had the same investment objective and policies as the Fund during such period.
14
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2022
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 9.510	$ 9.130	$ 9.560	$ 9.490	$ 9.840	$ 9.730
Income (Loss) From Operations
Net investment income(1)	$ 0.173	$ 0.375	$ 0.417	$ 0.457	$ 0.462	$ 0.473
Net realized and unrealized gain (loss)	(0.338)	0.407	(0.396)	0.069	(0.348)	0.109
Total income (loss) from operations	$ (0.165)	$ 0.782	$ 0.021	$ 0.526	$ 0.114	$ 0.582
Less Distributions
From net investment income	$ (0.185)	$ (0.402)	$ (0.437)	$ (0.456)	$ (0.464)	$ (0.472)
Tax return of capital	—	—	(0.014)	—	—	—
Total distributions	$ (0.185)	$ (0.402)	$ (0.451)	$ (0.456)	$ (0.464)	$ (0.472)
Net asset value — End of period	$ 9.160	$ 9.510	$ 9.130	$ 9.560	$ 9.490	$ 9.840
Total Return(2)(3)	(1.75)% (4)	8.65%	0.30%	5.67%	1.19%	6.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,359	$61,879	$41,585	$49,780	$40,712	$40,466
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	0.66% (6)(7)(8)	0.65%	0.65%	0.65%	0.66% (8)	0.67%
Net investment income	3.72% (6)	3.95%	4.53%	4.79%	4.79%	4.82%
Portfolio Turnover of the Portfolio(9)	—	—	50%	63%	52%	69%
Portfolio Turnover of the Fund	38% (4)	75%	34% (10)	—	—	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.22%, 0.30%, 0.31%, 0.39%, 0.38% and 0.38% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser and administrator of a portion of its investment adviser and administration fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(8)	Includes interest expense of 0.01% of average daily net assets for the six months ended April 30, 2022 and the year ended October 31, 2018.
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	For the period from June 15, 2020 through October 31, 2020 when the Fund was making investments directly in securities.
References to Portfolio herein are to Short Duration High Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 12, 2020 and which had the same investment objective and policies as the Fund during such period.
15
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Short Duration High Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) contingent deferred sales charge if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
16

Eaton Vance
Short Duration High Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Interim Financial Statements—The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
17

Eaton Vance
Short Duration High Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $1,803,731 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2021, $1,005,661 are short-term and $798,070 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 51,590,466
Gross unrealized appreciation	$ 145,189
Gross unrealized depreciation	(1,592,333)
Net unrealized depreciation	$ (1,447,144)
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.550%
$1 billion but less than $2.5 billion	0.525%
$2.5 billion but less than $5 billion	0.505%
$5 billion and over	0.490%
For the six months ended April 30, 2022, the investment adviser and administration fee amounted to $176,735 or 0.55% (annualized) of the Fund’s average daily net assets. Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser and administration fee paid was reduced by $28 relating to the Fund's investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by EVM. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 0.90% and 0.65% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after February 28, 2023. Pursuant to this agreement, EVM was allocated $69,565 of the Fund’s operating expenses for the six months ended April 30, 2022.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2022, EVM earned $1,464 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received less than $100 as its portion of the sales charge on sales of Class A shares and no CDSCs paid by Class A shareholders for the six months ended
18

Eaton Vance
Short Duration High Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

April 30, 2022. EVD also received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2022 amounted to $8,734 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, and including maturities, paydowns and principal repayments on Senior Loans, aggregated $23,984,770 and $39,311,706, respectively, for the six months ended April 30, 2022.
6  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	52,890	$ 500,911	215,964	$ 2,048,056
Issued to shareholders electing to receive payments of distributions in Fund shares	13,430	125,347	25,476	241,579
Redemptions	(116,736)	(1,087,612)	(215,530)	(2,036,136)
Net increase (decrease)	(50,416)	$ (461,354)	25,910	$ 253,499
Class I
Sales	1,615,932	$ 15,076,403	2,714,751	$ 25,850,442
Issued to shareholders electing to receive payments of distributions in Fund shares	120,451	1,126,501	208,718	1,982,246
Redemptions	(3,396,872)	(31,640,718)	(975,310)	(9,241,170)
Net increase (decrease)	(1,660,489)	$(15,437,814)	1,948,159	$18,591,518
7  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Portfolio of Investments. At April 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
19

Eaton Vance
Short Duration High Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $895. At April 30, 2022, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2022 was as follows:
	Fair Value
Derivative	Asset Derivative	Liability Derivative
Forward foreign currency exchange contracts	$ 420(1)	$ (895)(2)
Total Derivatives subject to master netting or similar agreements	$420	$(895)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement as of April 30, 2022.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$420	$(420)	$ —	$ —	$ —
20

Eaton Vance
Short Duration High Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(895)	$420	$ —	$ —	$(475)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2022 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$103,395	$(5,612)
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2022, which is indicative of the volume of this derivative type, was approximately $1,262,000.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.
9  Investments in Affiliated Funds
At April 30, 2022, the value of the Fund's investment in affiliated funds was $2,315,049, which represents 4.6% of the Fund's net assets. Transactions in affiliated funds by the Fund for the six months ended April 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$4,550,435	$17,721,981	$(22,271,904)	$ (512)	$ —	$ —	$ 1,116	—
Liquidity Fund	—	2,799,258	(484,209)	—	—	2,315,049	100	2,315,049
Total				$(512)	$ —	$2,315,049	$1,216
21

Eaton Vance
Short Duration High Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$ —	$ 688,346	$ —	$ 688,346
Common Stocks	—	1,005	—	1,005
Convertible Bonds	—	243,988	—	243,988
Convertible Preferred Stocks	134,010	5,603	—	139,613
Corporate Bonds	—	40,237,745	—	40,237,745
Senior Floating-Rate Loans	—	6,518,051	—	6,518,051
Short-Term Investments	2,315,049	—	—	2,315,049
Total Investments	$2,449,059	$ 47,694,738	$ —	$ 50,143,797
Forward Foreign Currency Exchange Contracts	$ —	$ 420	$ —	$ 420
Total	$2,449,059	$ 47,695,158	$ —	$ 50,144,217
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (895)	$ —	$ (895)
Total	$ —	$ (895)	$ —	$ (895)
11  Risks and Uncertainties
Credit Risk
The Fund primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
22

Eaton Vance
Short Duration High Income Fund
April 30, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
23

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
24

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
25

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14893    4.30.22

Eaton Vance

Short Duration Strategic Income Fund

Semiannual Report

April 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2022

Eaton Vance

Short Duration Strategic Income Fund

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2022

Performance

Portfolio Manager(s) Eric A. Stein, CFA, Andrew Szczurowski, CFA, Justin Bourgette, CFA and Brian Shaw, CFA

% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	01/23/1998	11/26/1990	(1.64)%	(1.46)%	3.10%	3.18%
Class A with 3.25% Maximum Sales Charge	—	—	(4.82)	(4.72)	2.43	2.84
Class C at NAV	05/25/1994	11/26/1990	(2.09)	(2.25)	2.33	2.56
Class C with 1% Maximum Sales Charge	—	—	(3.05)	(3.19)	2.33	2.56
Class I at NAV	04/03/2009	11/26/1990	(1.52)	(1.22)	3.36	3.44
Class R at NAV	08/03/2009	11/26/1990	(1.75)	(1.69)	2.85	2.92

Bloomberg U.S. Aggregate Bond Index	—	—	(9.47)%	(8.51)%	1.20%	1.73%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R

			1.11%	1.86%	0.86%	1.36%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Fund Profile

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2022

Allocation to Portfolios and Funds (% of net assets)

Asset Allocation (% of net assets)

Footnotes:

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro-rata share of each Portfolio in which it invests. Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

*	Net of securities sold short.
**	Net of unfunded loan commitments.
(1)	Net of TBA sale commitments.

3

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2022

Endnotes and Additional Disclosures

[1]

Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.

[3]

Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.

Fund profile subject to change due to active management.

4

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2022

Fund Expenses

Example

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/21)	Ending Account Value (4/30/22)	Expenses Paid During Period* (11/1/21 – 4/30/22)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$983.60	$5.31	1.08%
Class C	$1,000.00	$979.10	$8.98	1.83%
Class I	$1,000.00	$984.80	$4.08	0.83%
Class R	$1,000.00	$982.50	$6.54	1.33%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.44	$5.41	1.08%
Class C	$1,000.00	$1,015.72	$9.15	1.83%
Class I	$1,000.00	$1,020.68	$4.16	0.83%
Class R	$1,000.00	$1,018.20	$6.66	1.33%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2021. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2022

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios
Description		Value	% of Net Assets

Emerging Markets Local Income Portfolio (identified cost, $165,883,766)		$143,659,196	4.8%

Global Macro Absolute Return Advantage Portfolio (identified cost, $491,705,754)		451,519,138	14.9

Global Opportunities Portfolio (identified cost, $2,120,501,068)		2,006,366,817	66.2

High Income Opportunities Portfolio (identified cost, $99,412,463)		92,258,343	3.1

Senior Debt Portfolio (identified cost, $189,979,166)		192,003,008	6.3

Total Investments in Affiliated Portfolios (identified cost $3,067,482,217)		$2,885,806,502	95.3%

Investments in Affiliated Investment Funds
Security	Shares	Value	% of Net Assets

Fixed Income Funds

Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	18,456,129	$142,850,437	4.7%

Total Investments in Affiliated Investment Funds (identified cost $160,575,571)		$142,850,437	4.7%

Total Investments (identified cost, $3,228,057,788)		$3,028,656,939	100.0%

Other Assets, Less Liabilities		$787,795	0.0	%(1)

Net Assets		$3,029,444,734	100.0%

(1)	Amount is less than 0.05%.

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Affiliated investments, at value (identified cost, $3,228,057,788)	$3,028,656,939

Cash	95

Receivable for Fund shares sold	11,613,383

Total assets	$3,040,270,417

Liabilities

Payable for Fund shares redeemed	$10,110,244

Payable to affiliates:

Distribution and service fees	261,285

Trustees’ fees	43

Accrued expenses	454,111

Total liabilities	$10,825,683

Net Assets	$3,029,444,734

Sources of Net Assets

Paid-in capital	$3,334,801,151

Accumulated loss	(305,356,417)

Net Assets	$3,029,444,734

Class A Shares

Net Assets	$679,048,880

Shares Outstanding	98,341,768

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$6.90

Maximum Offering Price Per Share

(100 ÷ 96.75 of net asset value per share)	$7.13

Class C Shares

Net Assets	$143,847,653

Shares Outstanding	22,111,347

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$6.51

Class I Shares

Net Assets	$2,203,949,808

Shares Outstanding	319,677,706

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$6.89

Class R Shares

Net Assets	$2,598,393

Shares Outstanding	375,743

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$6.92

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income from Affiliated Investment Funds	$4,942,165

Dividend income allocated from affiliated Portfolios (net of foreign taxes withheld of $70,577)	3,867,870

Interest and other income allocated from affiliated Portfolios (net of foreign taxes withheld of $680,040)	57,075,649

Expenses, excluding interest and dividend expense, allocated from affiliated Portfolios	(9,746,015)

Interest and dividend expense allocated from affiliated Portfolios	(1,110,332)

Total investment income	$55,029,337

Expenses

Distribution and service fees:

Class A	$850,869

Class C	760,829

Class R	7,078

Trustees’ fees and expenses	250

Custodian fee	33,961

Transfer and dividend disbursing agent fees	836,293

Legal and accounting services	55,380

Printing and postage	236,457

Registration fees	116,081

Miscellaneous	13,289

Total expenses	$2,910,487

Net investment income	$52,118,850

Realized and Unrealized Gain (Loss)

Net realized gain (loss) allocated from affiliated Portfolios:

Investment transactions (net of foreign capital gains taxes of $28,917)	$(31,090,268)

Securities sold short	915,120

TBA sale commitments	283,276

Futures contracts	13,192,241

Swap contracts	27,670,235

Foreign currency transactions	(25,729,986)

Forward foreign currency exchange contracts	38,588,102

Non-deliverable bond forward contracts	(7,297,458)

Net realized gain	$16,531,262

Change in unrealized appreciation (depreciation):

Investments – Affiliated Investment Funds	$(14,000,349)

Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios:

Investments (including net increase in accrued foreign capital gains taxes of $458,125)	$(165,863,233)

Securities sold short	2,832,763

TBA sale commitments	2,782,094

Futures contracts	17,926,640

Swap contracts	31,446,279

Forward commodity contracts	497,414

Foreign currency	(1,388,298)

Forward foreign currency exchange contracts	8,458,158

Non-deliverable bond forward contracts	266,072

Net change in unrealized appreciation (depreciation)	$(117,042,460)

Net realized and unrealized loss	$(100,511,198)

Net decrease in net assets from operations	$(48,392,348)

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$52,118,850	$100,164,721

Net realized gain	16,531,262	3,710,456

Net change in unrealized appreciation (depreciation)	(117,042,460)	(26,325,379)

Net increase (decrease) in net assets from operations	$(48,392,348)	$77,549,798

Distributions to shareholders:

Class A	$(14,925,362)	$(24,564,534)

Class C	(2,744,707)	(5,167,084)

Class I	(48,876,396)	(64,398,379)

Class R	(58,442)	(96,520)

Total distributions to shareholders	$(66,604,907)	$(94,226,517)

Tax return of capital to shareholders:

Class A	$—	$(2,809,121)

Class C	—	(576,462)

Class I	—	(7,822,500)

Class R	—	(10,795)

Total tax return of capital to shareholders	$—	$(11,218,878)

Transactions in shares of beneficial interest:

Class A	$7,399,484	$156,057,351

Class C	(11,225,094)	(41,120,649)

Class I	211,436,913	1,132,552,017

Class R	(13,031)	194,995

Net increase in net assets from Fund share transactions	$207,598,272	$1,247,683,714

Net increase in net assets	$92,601,017	$1,219,788,117

Net Assets

At beginning of period	$2,936,843,717	$1,717,055,600

At end of period	$3,029,444,734	$2,936,843,717

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2022

Financial Highlights

	Class A

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$7.180		$7.180	$7.210	$7.180	$7.470	$7.280

Income (Loss) From Operations

Net investment income(1)	$0.120		$0.298	$0.234	$0.337	$0.331	$0.295

Net realized and unrealized gain (loss)	(0.246)		0.009 (2)	0.227	(0.004)	(0.345)	0.171

Total income (loss) from operations	$(0.126)		$0.307	$0.461	$0.333	$(0.014)	$0.466

Less Distributions

From net investment income	$(0.154)		$(0.274)	$(0.491)	$(0.303)	$(0.108)	$(0.276)

From net realized gain	—		(0.002)	—	—	—	—

Tax return of capital	—		(0.031)	—	—	(0.168)	—

Total distributions	$(0.154)		$(0.307)	$(0.491)	$(0.303)	$(0.276)	$(0.276)

Net asset value — End of period	$6.900		$7.180	$7.180	$7.210	$7.180	$7.470

Total Return(3)	(1.64	)%(4)	4.01%	6.83%	4.60%	0.06%	6.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$679,049		$697,690	$545,014	$539,448	$565,348	$642,805

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	1.08	%(7)(8)	1.08%	1.11%	1.18%	1.11%	1.09%

Net investment income	3.41	%(7)	4.08%	3.30%	4.70%	4.48%	3.98%

Portfolio Turnover of the Fund(9)	16	%(4)	14%	18%	11%	15%	11%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.07%, 0.06%, 0.04%, 0.10%, 0.04% and 0.01% of average daily net assets for the six months ended April 30, 2022 and for the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(7)	Annualized.

(8)

Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2022

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$6.760		$6.770	$6.800	$6.780	$7.040	$6.870

Income (Loss) From Operations

Net investment income(1)	$0.088		$0.230	$0.172	$0.269	$0.260	$0.227

Net realized and unrealized gain (loss)	(0.218)		(0.002)	0.221	(0.014)	(0.312)	0.151

Total income (loss) from operations	$(0.130)		$0.228	$0.393	$0.255	$(0.052)	$0.378

Less Distributions

From net investment income	$(0.120)		$(0.212)	$(0.423)	$(0.235)	$(0.081)	$(0.208)

From net realized gain	—		(0.002)	—	—	—	—

Tax return of capital	—		(0.024)	—	—	(0.127)	—

Total distributions	$(0.120)		$(0.238)	$(0.423)	$(0.235)	$(0.208)	$(0.208)

Net asset value — End of period	$6.510		$6.760	$6.770	$6.800	$6.780	$7.040

Total Return(2)	(2.09	)%(3)	3.36%	6.02%	3.84%	(0.77)%	5.56%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$143,848		$160,918	$201,798	$251,581	$409,686	$506,158

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.83	%(6)(7)	1.83%	1.86%	1.93%	1.86%	1.84%

Net investment income	2.65	%(6)	3.35%	2.57%	3.98%	3.73%	3.24%

Portfolio Turnover of the Fund(8)	16	%(3)	14%	18%	11%	15%	11%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.07%, 0.06%, 0.04%, 0.10%, 0.04% and 0.01% of average daily net assets for the six months ended April 30, 2022 and for the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(6)	Annualized.

(7)

Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2022

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$7.160		$7.170	$7.200	$7.170	$7.460	$7.270

Income (Loss) From Operations

Net investment income(1)	$0.128		$0.313	$0.252	$0.354	$0.349	$0.316

Net realized and unrealized gain (loss)	(0.235)		0.002 (2)	0.226	(0.004)	(0.345)	0.168

Total income (loss) from operations	$(0.107)		$0.315	$0.478	$0.350	$0.004	$0.484

Less Distributions

From net investment income	$(0.163)		$(0.290)	$(0.508)	$(0.320)	$(0.115)	$(0.294)

From net realized gain	—		(0.002)	—	—	—	—

Tax return of capital	—		(0.033)	—	—	(0.179)	—

Total distributions	$(0.163)		$(0.325)	$(0.508)	$(0.320)	$(0.294)	$(0.294)

Net asset value — End of period	$6.890		$7.160	$7.170	$7.200	$7.170	$7.460

Total Return(3)	(1.52	)%(4)	4.27%	7.10%	4.87%	0.30%	6.62%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,203,950		$2,075,516	$967,716	$919,828	$1,170,337	$1,112,215

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	0.83	%(7)(8)	0.83%	0.84%	0.91%	0.85%	0.84%

Net investment income	3.67	%(7)	4.30%	3.55%	4.95%	4.73%	4.25%

Portfolio Turnover of the Fund(9)	16	%(4)	14%	18%	11%	15%	11%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.07%, 0.06%, 0.04%, 0.10%, 0.04% and 0.01% of average daily net assets for the six months ended April 30, 2022 and for the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(7)	Annualized.

(8)

Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2022

Financial Highlights — continued

	Class R

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$7.190		$7.200	$7.220	$7.190	$7.480	$7.290

Income (Loss) From Operations

Net investment income(1)	$0.111		$0.261	$0.192	$0.300	$0.298	$0.279

Net realized and unrealized gain (loss)	(0.235)		0.018 (2)	0.262	0.015	(0.330)	0.169

Total income (loss) from operations	$(0.124)		$0.279	$0.454	$0.315	$(0.032)	$0.448

Less Distributions

From net investment income	$(0.146)		$(0.258)	$(0.474)	$(0.285)	$(0.101)	$(0.258)

From net realized gain	—		(0.002)	—	—	—	—

Tax return of capital	—		(0.029)	—	—	(0.157)	—

Total distributions	$(0.146)		$(0.289)	$(0.474)	$(0.285)	$(0.258)	$(0.258)

Net asset value — End of period	$6.920		$7.190	$7.200	$7.220	$7.190	$7.480

Total Return(3)	(1.75	)%(4)	3.75%	6.56%	4.34%	(0.19)%	6.08%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,598		$2,720	$2,528	$1,949	$2,204	$2,781

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	1.33	%(7)(8)	1.33%	1.36%	1.44%	1.36%	1.34%

Net investment income	3.16	%(7)	3.57%	2.71%	4.18%	4.03%	3.75%

Portfolio Turnover of the Fund(9)	16	%(4)	14%	18%	11%	15%	11%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.07%, 0.06%, 0.04%, 0.10%, 0.04% and 0.01% of average daily net assets for the six months ended April 30, 2022 and for the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(7)	Annualized.

(8)

Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Strategic Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is total return. The Fund currently pursues its objective by investing substantially all of its investable assets in interests in five portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts, and in shares of Eaton Vance Emerging Markets Debt Opportunities Fund, a series of Eaton Vance Series Fund, Inc., a Maryland corporation (the Affiliated Investment Fund). The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2022 were as follows: Emerging Markets Local Income Portfolio (12.1%), Global Macro Absolute Return Advantage Portfolio (20.8%), Global Opportunities Portfolio (99.2%), High Income Opportunities Portfolio (8.4%) and Senior Debt Portfolio (1.9%). The performance of the Fund is directly affected by the performance of the Portfolios and the Affiliated Investment Fund. The financial statements of Global Opportunities Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of each Portfolio’s financial statements and the Affiliated Investment Fund’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by Global Opportunities Portfolio is discussed in Note 1A of such Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of the other Portfolios in which the Fund invests.

Additional valuation policies for the other Portfolios are as follows:

Equity Securities. Preferred equity securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolios based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolios. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolios. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate.

14

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. The Fund’s investment in the Affiliated Investment Fund is valued at the closing net asset value per share.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Dividend income on direct investments in the Affiliated Investment Fund is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from the Affiliated Investment Fund are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolios. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolios.

As of April 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2022, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.

15

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

At October 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $28,757,991 as a result of a reorganization which occurred in a prior year which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2021, $20,633,993 are short-term and $8,123,998 are long-term. Utilization of these deferred capital losses may be limited in accordance with certain income tax regulations.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at April 30, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,313,635,485

Gross unrealized appreciation	$2,023,002

Gross unrealized depreciation	(287,001,550)

Net unrealized depreciation	$(284,978,548)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	0.615%

$500 million but less than $1 billion	0.595%

$1 billion but less than $1.5 billion	0.575%

$1.5 billion but less than $2 billion	0.555%

$2 billion but less than $3 billion	0.520%

$3 billion and over	0.490%

For the six months ended April 30, 2022, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ investment adviser fees. The Portfolios have engaged Boston Management and Research (BMR) to render investment advisory services. For the six months ended April 30, 2022, the Fund’s allocated portion of the investment adviser fees paid by the Portfolios totaled $8,838,625 or 0.60% (annualized) of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but receives no compensation.

Effective April 26, 2022, the Portfolios may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the Liquidity Fund), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolios is reduced by an amount equal to their pro-rata share of the advisory and administration fees paid by the Portfolios due to their investments in the Liquidity Fund. For the six months ended April 30, 2022, the Fund’s allocated share of the reduction of the investment adviser fee paid by the Portfolios was $2,936 relating to the Portfolios’ investments in the Liquidity Fund. Prior to April 26, 2022, the Portfolios may have invested their cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by EVM. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2022, EVM earned $49,072 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $8,074 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2022. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 5) and contingent deferred sales charges (see Note 6).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

16

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

4  Purchases and Sales of Direct Investments

Purchases and sales of direct investments, other than short-term obligations, aggregated $39,953,165 and $0, respectively, for the six months ended April 30, 2022.

5  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2022 amounted to $850,869 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2022, the Fund paid or accrued to EVD $570,622 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2022, the Fund paid or accrued to EVD $3,539 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2022 amounted to $190,207 and $3,539 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

6  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2022, the Fund was informed that EVD received approximately $42,000 and $8,000 of CDSCs paid by Class A and Class C shareholders, respectively.

7  Investment Transactions

For the six months ended April 30, 2022, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Emerging Markets Local Income Portfolio	$43,555,742	$(10,605,669)

Global Macro Absolute Return Advantage Portfolio	44,619,140	(33,638,896)

Global Opportunities Portfolio	366,493,517	(205,026,829)

High Income Opportunities Portfolio	97,200,000	—

Senior Debt Portfolio	36,802,116	(234,485,905)

17

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount

Class A

Sales	12,014,943	$84,674,034	28,828,558	$210,623,844

Issued to shareholders electing to receive payments of distributions in Fund shares	1,974,679	13,868,513	3,494,464	25,458,264

Redemptions	(13,396,520)	(94,758,243)	(17,637,335)	(128,736,262)

Converted from Class C shares	510,153	3,615,180	6,694,051	48,711,505

Net increase	1,103,255	$7,399,484	21,379,738	$156,057,351

Class C

Sales	1,705,558	$11,382,489	6,327,513	$43,582,606

Issued to shareholders electing to receive payments of distributions in Fund shares	407,460	2,696,227	828,254	5,685,840

Redemptions	(3,266,037)	(21,688,630)	(6,056,049)	(41,677,590)

Converted to Class A shares	(541,582)	(3,615,180)	(7,112,867)	(48,711,505)

Net decrease	(1,694,601)	$(11,225,094)	(6,013,149)	$(41,120,649)

Class I

Sales	115,119,984	$812,616,670	211,679,651	$1,546,843,716

Issued to shareholders electing to receive payments of distributions in Fund shares	6,554,384	45,928,853	9,446,568	68,659,841

Redemptions	(91,713,942)	(647,108,610)	(66,309,223)	(482,951,540)

Net increase	29,960,426	$211,436,913	154,816,996	$1,132,552,017

Class R

Sales	62,853	$448,267	211,332	$1,547,163

Issued to shareholders electing to receive payments of distributions in Fund shares	7,645	53,786	13,611	99,357

Redemptions	(73,216)	(515,084)	(197,859)	(1,451,525)

Net increase (decrease)	(2,718)	$(13,031)	27,084	$194,995

18

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

9  Investments in Affiliated Funds

At April 30, 2022, the value of the Fund’s investment in affiliated funds was $142,850,437, which represents 4.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended April 30, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period

Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	$116,897,621	$39,953,165	$—	$—	$(14,000,349)	$142,850,437	$4,942,165	18,456,129

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2022, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$2,885,806,502	$—	$—	$2,885,806,502

Investments in Affiliated Investment Funds	142,850,437	—	—	142,850,437

Total Investments	$3,028,656,939	$—	$—	$3,028,656,939

11  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

19

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2022

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Alan C. Bowser**

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

Nancy A. Wiser**

*	Interested Trustee

**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

20

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 18.1%
Security	Principal Amount (000’s omitted)	Value

Alinea CLO, Ltd., Series 2018-1A, Class E, 7.063%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	$2,000	$1,914,588

Allegany Park CLO, Ltd., Series 2019-1A, Class ER, 7.251%, (3 mo. SOFR + 6.40%), 1/20/35(1)(2)	1,000	989,034

AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 7.954%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	3,000	2,859,477

AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 6.546%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	2,000	1,865,036

Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 7.546%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	2,000	1,977,576

Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 6.356%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	4,000	3,859,412

Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 6.744%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	3,000	2,886,288

Bain Capital Credit CLO, Ltd., Series 2018-1A, Class E, 6.534%, (3 mo. USD LIBOR + 5.35%), 4/23/31(1)(2)	3,500	3,212,443

Barings CLO, Ltd., Series 2018-1A, Class D, 6.544%, (3 mo. USD LIBOR + 5.50%), 4/15/31(1)(2)	5,000	4,636,945

Battalion CLO XXII, Ltd., Series 2021-22A, Class D, 4.413%, (3 mo. USD LIBOR + 3.35%), 1/20/35(1)(2)	2,000	1,960,888

Benefit Street Partners CLO V-B, Ltd., Series 2018-5BA, Class D, 7.013%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,000	2,865,396

Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 6.663%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,000	4,548,715

Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class E, 6.413%, (3 mo. USD LIBOR + 5.35%), 4/20/31(1)(2)	3,000	2,775,195

Benefit Street Partners CLO XVI, Ltd.:

Series 2018-16A, Class DR, 4.044%, (3 mo. USD LIBOR + 3.00%), 1/17/32(1)(2)	2,000	1,969,572

Series 2018-16A, Class E, 7.744%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,000	1,949,896

Benefit Street Partners CLO XVII, Ltd.:

Series 2019-17A, Class DR, 4.394%, (3 mo. USD LIBOR + 3.35%), 7/15/32(1)(2)	1,500	1,472,220

Series 2019-17A, Class ER, 7.394%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	750	723,827

Benefit Street Partners CLO XXII, Ltd.:

Series 2020-22A, Class DR, 3.667%, (3 mo. SOFR + 3.35%), 4/20/35(1)(2)	2,000	1,975,268

Series 2020-22A, Class ER, 7.247%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	2,000	1,974,998

Security	Principal Amount (000’s omitted)	Value

Benefit Street Partners CLO XXV, Ltd.:

Series 2021-25A, Class D, 4.444%, (3 mo. USD LIBOR + 3.40%), 1/15/35(1)(2)	$3,000	$2,938,359

Series 2021-25A, Class E, 7.894%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	1,000	980,071

Betony CLO 2, Ltd., Series 2018-1A, Class D, 6.936%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	3,000	2,826,507

BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class D1R, 4.563%, (3 mo. USD LIBOR + 3.50%), 10/20/34(1)(2)	3,500	3,441,854

BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 7.551%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,977,494

BlueMountain CLO XXXIV, Ltd., Series 2022-34A, Class E, 8.513%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	980,122

BlueMountain CLO, Ltd.:

Series 2015-3A, Class A1R, 2.063%, (3 mo. USD LIBOR + 1.00%), 4/20/31(1)(2)	3,500	3,474,933

Series 2015-3A, Class DR, 6.463%, (3 mo. USD LIBOR + 5.40%), 4/20/31(1)(2)	2,000	1,832,808

Series 2016-3A, Class ER, 6.456%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,000	912,593

Series 2018-1A, Class E, 7.236%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	750	688,398

Canyon Capital CLO, Ltd.:

Series 2016-1A, Class ER, 6.794%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000	3,732,432

Series 2016-2A, Class ER, 7.044%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	1,000	923,437

Series 2017-1A, Class E, 7.294%, (3 mo. USD LIBOR + 6.25%), 7/15/30(1)(2)	1,000	958,014

Series 2018-1A, Class E, 6.794%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,000	1,883,768

Series 2022-1A, Class D, 3.731%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,900	1,884,602

Carlyle Global Market Strategies CLO, Ltd.:

Series 2012-3A, Class DR2, 7.538%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,000	916,585

Series 2014-3RA, Class D, 6.625%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,000	1,831,600

Series 2014-4RA, Class D, 6.694%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,000	2,660,094

Series 2015-5A, Class DR, 7.763%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	3,500	3,251,020

Series 2019-4A, Class CR, 4.046%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,750	1,717,170

Series 2019-4A, Class DR, 7.446%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,980,734

Series 2022-AA, Class C, (3 mo. SOFR + 3.55%), 4/20/35(1)(3)	3,000	2,988,369

Series C17A, Class DR, 7.286%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,000	2,861,007

21	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

CarVal CLO IV, Ltd., Series 2021-1A, Class E, 7.663%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(2)	$1,000	$967,758

CIFC Funding 2017-III, Ltd., Series 2017-3A, Class A1, 2.283%, (3 mo. USD LIBOR + 1.22%), 7/20/30(1)(2)	1,125	1,122,821

Crown City CLO III, Series 2021-1A, Class C, 4.363%, (3 mo. USD LIBOR + 3.30%), 7/20/34(1)(2)	1,000	966,713

Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, 4.112%, 5/25/65(1)(4)	3,500	3,499,536

Dryden CLO, Ltd., Series 2018-55A, Class E, 6.444%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	1,000	963,813

Dryden Senior Loan Fund, Series 2016-42A, Class ER, 6.594%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	2,000	1,914,956

Elmwood CLO 14, Ltd.:

Series 2022-1A, Class D, 3.80%, (3 mo. SOFR + 3.15%), 4/20/35(1)(2)	2,000	1,983,642

Series 2022-1A, Class E, 7.00%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	2,000	1,977,328

Galaxy XXI CLO, Ltd.:

Series 2015-21A, Class DR, 3.713%, (3 mo. USD LIBOR + 2.65%), 4/20/31(1)(2)	5,000	4,812,395

Series 2015-21A, Class ER, 6.313%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	4,000	3,710,320

Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 7.134%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	2,000	1,903,198

Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 7.063%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	3,000	2,848,494

Golub Capital Partners CLO 37B, Ltd., Series 2018-37A, Class E, 6.813%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	3,000	2,668,938

Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 3.965%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	1,972,986

Golub Capital Partners CLO 53B, Ltd.:

Series 2021-53A, Class D, 4.113%, (3 mo. USD LIBOR + 3.05%), 7/20/34(1)(2)	2,000	1,914,962

Series 2021-53A, Class E, 7.763%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,000	962,830

Golub Capital Partners CLO 60B, Ltd., Series 2022-60A, Class D, 4.665%, (3 mo. SOFR + 3.77%), 10/25/34(1)(2)	1,800	1,779,692

Golub Capital Partners CLO, Ltd., Series 2020-48A, Class D, 4.844%, (3 mo. USD LIBOR + 3.80%), 4/17/33(1)(2)	3,000	2,924,148

Halseypoint CLO 5, Ltd., Series 2021-5A, Class D, 3.761%, (3 mo. USD LIBOR + 3.50%), 1/30/35(1)(2)	3,500	3,437,525

Security	Principal Amount (000’s omitted)	Value

Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 7.463%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	$1,000	$968,804

Highbridge Loan Management, Ltd., Series 3A-2014, Class DR, 7.544%, (3 mo. USD LIBOR + 6.50%), 7/18/29(1)(2)	2,750	2,607,770

ICG US CLO, Ltd., Series 2018-2A, Class E, 6.886%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	1,000	919,075

KKR SFR Warehouse Participation, 4.29%, (30-day average SOFR + 3.50%), 12/13/23(2)	17,879	17,655,872

Madison Park Funding XVII, Ltd.:

Series 2015-17A, Class DR, 4.698%, (3 mo. USD LIBOR + 3.60%), 7/21/30(1)(2)	3,500	3,455,431

Series 2015-17A, Class ER, 7.598%, (3 mo. USD LIBOR + 6.50%), 7/21/30(1)(2)	2,500	2,435,938

Madison Park Funding XXXVI, Ltd.:

Series 2019-36A, Class D1R, 4.351%, (3 mo. SOFR + 3.50%), 4/15/35(1)(2)	1,000	991,549

Series 2019-36A, Class ER, 7.901%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,000	1,972,944

Marble Point CLO XXIV, Ltd., Series 2022-1A, Class D1, 4.97%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,988,800

Mountain View CLO, LLC, Series 2017-2A, Class AR, 2.084%, (3 mo. USD LIBOR + 1.04%), 1/16/31(1)(2)	7,000	6,935,873

Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class ER, 7.104%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	2,000	1,939,640

Neuberger Berman Loan Advisers CLO 30, Ltd., Series 2018-30A, Class ER, 7.263%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(2)	2,000	1,924,316

NewRez Warehouse Securitization Trust, Series 2021-1, Class E, 3.918%, (1 mo. USD LIBOR + 3.25%), 5/25/55(1)(2)	4,400	4,432,454

Northwoods Capital, Ltd., Series 2018-11B1, Class A1, 2.144%, (3 mo. USD LIBOR + 1.10%), 4/19/31(1)(2)	9,852	9,779,295

NRZ Excess Spread-Collateralized Notes:

Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	1,133	1,051,678

Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	7,098	6,716,469

Palmer Square CLO, Ltd.:

Series 2013-2A, Class DRR, 6.894%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	1,500	1,469,031

Series 2015-1A, Class DR4, 6.98%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	1,948,234

Series 2018-1A, Class D, 6.194%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	4,000	3,851,684

Series 2018-2A, Class D, 6.663%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,500	2,427,485

Series 2021-2A, Class E, 7.394%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	983,883

22	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Palmer Square CLO, Ltd.: (continued)

Series 2022-1A, Class D, 3.516%, (3 mo. SOFR + 3.05%), 4/20/35(1)(2)	$2,450	$2,404,317

PNMAC GMSR Issuer Trust:

Series 2018-GT1, Class A, 3.518%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(2)	5,000	4,982,968

Series 2018-GT2, Class A, 3.318%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	4,272	4,235,825

Regatta IX Funding, Ltd., Series 2017-1A, Class E, 7.044%, (3 mo. USD LIBOR + 6.00%), 4/17/30(1)(2)	3,000	2,912,871

Regatta XIII Funding, Ltd., Series 2018-2A, Class D, 6.994%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	3,000	2,818,098

Sandstone Peak, Ltd., Series 2021-1A, Class D, 4.594%, (3 mo. USD LIBOR + 3.55%), 10/15/34(1)(2)	4,000	3,898,552

Shackleton CLO, Ltd., Series 2015-7RA, Class AR, 2.194%, (3 mo. USD LIBOR + 1.15%), 7/15/31(1)(2)	11,000	10,926,564

Steele Creek CLO, Ltd., Series 2014-1RA, Class A, 2.168%, (3 mo. USD LIBOR + 1.07%), 4/21/31(1)(2)	10,000	9,938,180

Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(4)	58,361	54,901,146

Upland CLO, Ltd., Series 2016-1A, Class DR, 6.963%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	2,000	1,868,124

Vibrant CLO IX, Ltd., Series 2018-9A, Class D, 7.313%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	2,000	1,783,774

VM Pronto SFR Warehouse Participation, 4.34%, (30-day average SOFR + 3.55%), 9/3/24(2)	31,709	31,235,907

Voya CLO, Ltd.:

Series 2013-1A, Class DR, 7.524%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	5,000	4,519,105

Series 2014-1A, Class DR2, 7.044%, (3 mo. USD LIBOR + 6.00%), 4/18/31(1)(2)	2,000	1,796,418

Series 2015-3A, Class DR, 7.263%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	2,000	1,785,788

Series 2017-4A, Class A1, 2.174%, (3 mo. USD LIBOR + 1.13%), 10/15/30(1)(2)	5,087	5,069,735

Series 2018-2A, Class E, 6.294%, (3 mo. USD LIBOR + 5.25%), 7/15/31(1)(2)	1,000	924,865

Wellfleet CLO, Ltd.:

Series 2016-2A, Class A1R, 2.203%, (3 mo. USD LIBOR + 1.14%), 10/20/28(1)(2)	3,716	3,699,077

Series 2019-1A, Class CR, 4.613%, (3 mo. USD LIBOR + 3.55%), 7/20/32(1)(2)	2,500	2,472,198

Series 2021-2A, Class E, 8.004%, (3 mo. USD LIBOR + 6.96%), 7/15/34(1)(2)	1,000	958,410

Total Asset-Backed Securities (identified cost $373,841,630)		$365,978,947

Closed-End Funds — 0.4%
Security	Shares	Value

Nuveen Global High Income Fund	83,400	$1,100,880

PGIM Global High Yield Fund, Inc.	430,326	5,533,993

Western Asset High Income Opportunity Fund, Inc.	383,997	1,620,467

Total Closed-End Funds (identified cost $8,409,895)		$8,255,340

Collateralized Mortgage Obligations — 11.7%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Series 2182, Class ZC, 7.50%, 9/15/29	$61	$64,179

Series 4273, Class SP, 10.786%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(5)	516	516,858

Series 5071, Class SP, 3.148%, (3.30% - 30-day average SOFR), 2/25/51(5)	4,319	3,387,552

Series 5083, Class SK, 3.664%, (3.867% - 30-day average SOFR x 1.33), 3/25/51(5)	3,865	2,915,878

Series 5139, Class DZ, 2.50%, 9/25/51	2,153	1,949,127

Series 5144, Class Z, 2.50%, 9/25/51	7,704	7,069,564

Series 5150, Class QZ, 2.50%, 10/25/51	2,580	2,317,344

Series 5150, Class ZJ, 2.50%, 10/25/51	4,243	3,739,916

Series 5152, Class ZP, 3.00%, 7/25/50	10,095	9,057,373

Series 5159, Class ZP, 3.00%, 11/25/51	1,047	936,449

Series 5159, Class ZT, 3.00%, 11/25/51	1,810	1,632,720

Series 5160, Class ZY, 3.00%, 10/25/50	10,241	9,025,486

Series 5163, Class Z, 3.00%, 11/25/51	1,186	1,069,322

Series 5166, Class ZN, 3.00%, 9/25/50	2,261	2,124,736

Series 5168, Class MZ, 3.00%, 10/25/51	2,428	2,158,569

Interest Only:(6)

Series 380, Class C1, 3.00%, 1/25/50	23,909	3,973,407

Series 380, Class C5, 3.50%, 1/25/50	11,679	1,973,590

Series 2631, Class DS, 6.546%, (7.10% - 1 mo. USD LIBOR), 6/15/33(5)	807	52,328

Series 2953, Class LS, 6.146%, (6.70% - 1 mo. USD LIBOR), 12/15/34(5)	132	1,324

Series 2956, Class SL, 6.446%, (7.00% - 1 mo. USD LIBOR), 6/15/32(5)	631	87,590

Series 3114, Class TS, 6.096%, (6.65% - 1 mo. USD LIBOR), 9/15/30(5)	1,796	146,813

Series 3153, Class JI, 6.066%, (6.62% - 1 mo. USD LIBOR), 5/15/36(5)	1,565	194,654

Series 4007, Class JI, 4.00%, 2/15/42	723	96,108

Series 4050, Class IB, 3.50%, 5/15/41	414	3,546

Series 4067, Class JI, 3.50%, 6/15/27	2,726	169,333

Series 4070, Class S, 5.546%, (6.10% - 1 mo. USD LIBOR), 6/15/32(5)	6,042	687,383

Series 4095, Class HS, 5.546%, (6.10% - 1 mo. USD LIBOR), 7/15/32(5)	1,378	119,812

23	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Interest Only: (continued)

Series 4109, Class ES, 5.596%, (6.15% - 1 mo. USD LIBOR), 12/15/41(5)	$82	$12,563

Series 4109, Class SA, 5.646%, (6.20% - 1 mo. USD LIBOR), 9/15/32(5)	2,680	347,826

Series 4149, Class S, 5.696%, (6.25% - 1 mo. USD LIBOR), 1/15/33(5)	1,957	265,622

Series 4163, Class GS, 5.646%, (6.20% - 1 mo. USD LIBOR), 11/15/32(5)	1,708	233,066

Series 4169, Class AS, 5.696%, (6.25% - 1 mo. USD LIBOR), 2/15/33(5)	2,716	276,489

Series 4180, Class GI, 3.50%, 8/15/26	656	11,825

Series 4188, Class AI, 3.50%, 4/15/28	2,354	126,190

Series 4189, Class SQ, 5.596%, (6.15% - 1 mo. USD LIBOR), 12/15/42(5)	535	81,171

Series 4203, Class QS, 5.696%, (6.25% - 1 mo. USD LIBOR), 5/15/43(5)	1,631	171,647

Series 4332, Class IK, 4.00%, 4/15/44	631	96,401

Series 4332, Class KI, 4.00%, 9/15/43	118	2,006

Series 4343, Class PI, 4.00%, 5/15/44	1,695	269,694

Series 4370, Class IO, 3.50%, 9/15/41	490	13,524

Series 4381, Class SK, 5.596%, (6.15% - 1 mo. USD LIBOR), 6/15/44(5)	1,463	192,401

Series 4388, Class MS, 5.546%, (6.10% - 1 mo. USD LIBOR), 9/15/44(5)	1,549	228,793

Series 4408, Class IP, 3.50%, 4/15/44	2,375	280,371

Series 4497, Class CS, 5.646%, (6.20% - 1 mo. USD LIBOR), 9/15/44(5)	1,688	66,682

Series 4507, Class MI, 3.50%, 8/15/44	1,021	46,484

Series 4507, Class SJ, 5.626%, (6.18% - 1 mo. USD LIBOR), 9/15/45(5)	4,529	773,810

Series 4520, Class PI, 4.00%, 8/15/45	11,361	1,546,380

Series 4526, Class PI, 3.50%, 1/15/42	78	163

Series 4528, Class BS, 5.596%, (6.15% - 1 mo. USD LIBOR), 7/15/45(5)	2,071	260,933

Series 4629, Class QI, 3.50%, 11/15/46	2,442	403,634

Series 4637, Class IP, 3.50%, 4/15/44	468	17,911

Series 4644, Class TI, 3.50%, 1/15/45	2,128	287,304

Series 4667, Class PI, 3.50%, 5/15/42	1,448	27,905

Series 4672, Class LI, 3.50%, 1/15/43	639	8,092

Series 4744, Class IO, 4.00%, 11/15/47	2,051	406,043

Series 4749, Class IL, 4.00%, 12/15/47	1,616	306,182

Series 4767, Class IM, 4.00%, 5/15/45	246	433

Series 4768, Class IO, 4.00%, 3/15/48	1,993	386,139

Series 5051, Class S, 3.311%, (3.60% - 30-day average SOFR), 12/25/50(5)	19,653	1,594,963

Series 5070, Class CI, 2.00%, 2/25/51	41,976	5,708,137

Principal Only:(7)

Series 4417, Class KO, 0.00%, 12/15/43	559	379,995

Security	Principal Amount (000’s omitted)	Value

Principal Only: (continued)

Series 4478, Class PO, 0.00%, 5/15/45	$992	$794,701

		$71,096,441

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2019-HQA3, Class B2, 8.168%, (1 mo. USD LIBOR + 7.50%), 9/25/49(1)(2)	$1,250	$1,243,470

Series 2020-DNA4, Class M2, 4.418%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	705	708,565

Series 2020-HQA4, Class M2, 3.818%, (1 mo. USD LIBOR + 3.15%), 9/25/50(1)(2)	1,574	1,580,473

		$3,532,508

Federal National Mortgage Association:

Series G94-7, Class PJ, 7.50%, 5/17/24	$42	$42,973

Series 1994-42, Class K, 6.50%, 4/25/24	34	35,087

Series 2009-62, Class WA, 5.578%, 8/25/39(4)	889	931,863

Series 2013-6, Class TA, 1.50%, 1/25/43	662	646,812

Series 2021-56, Class GZ, 3.00%, 7/25/51	2,072	1,824,077

Series 2021-56, Class LZ, 2.50%, 9/25/51	5,341	4,648,915

Series 2021-61, Class LZ, 2.50%, 9/25/51	3,854	3,531,280

Series 2021-61, Class Z, 2.50%, 9/25/51	8,105	7,448,282

Series 2021-77, Class WZ, 3.00%, 8/25/50	715	664,809

Series 2021-77, Class Z, 3.00%, 5/25/51	5,991	5,408,048

Series 2021-79, Class Z, 3.00%, 11/25/51	5,278	4,632,825

Interest Only:(6)

Series 2004-46, Class SI, 5.332%, (6.00% - 1 mo. USD LIBOR), 5/25/34(5)	1,605	139,514

Series 2005-17, Class SA, 6.032%, (6.70% - 1 mo. USD LIBOR), 3/25/35(5)	1,294	189,825

Series 2005-71, Class SA, 6.082%, (6.75% - 1 mo. USD LIBOR), 8/25/25(5)	246	7,996

Series 2005-105, Class S, 6.032%, (6.70% - 1 mo. USD LIBOR), 12/25/35(5)	1,041	152,001

Series 2006-44, Class IS, 5.932%, (6.60% - 1 mo. USD LIBOR), 6/25/36(5)	895	131,507

Series 2006-65, Class PS, 6.552%, (7.22% - 1 mo. USD LIBOR), 7/25/36(5)	894	150,120

Series 2006-96, Class SN, 6.532%, (7.20% - 1 mo. USD LIBOR), 10/25/36(5)	1,062	141,428

Series 2006-104, Class SD, 5.972%, (6.64% - 1 mo. USD LIBOR), 11/25/36(5)	919	121,815

Series 2006-104, Class SE, 5.962%, (6.63% - 1 mo. USD LIBOR), 11/25/36(5)	613	81,007

Series 2007-50, Class LS, 5.782%, (6.45% - 1 mo. USD LIBOR), 6/25/37(5)	1,155	151,708

Series 2008-26, Class SA, 5.532%, (6.20% - 1 mo. USD LIBOR), 4/25/38(5)	1,444	209,866

Series 2008-61, Class S, 5.432%, (6.10% - 1 mo. USD LIBOR), 7/25/38(5)	2,836	300,213

Series 2011-101, Class IC, 3.50%, 10/25/26	1,303	61,559

Series 2011-101, Class IE, 3.50%, 10/25/26	985	45,497

24	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Interest Only: (continued)

Series 2011-104, Class IM, 3.50%, 10/25/26	$1,707	$81,391

Series 2012-52, Class DI, 3.50%, 5/25/27	3,210	201,095

Series 2012-94, Class KS, 5.982%, (6.65% - 1 mo. USD LIBOR), 5/25/38(5)	353	3,071

Series 2012-94, Class SL, 6.032%, (6.70% - 1 mo. USD LIBOR), 5/25/38(5)	265	2,328

Series 2012-124, Class IO, 1.156%, 11/25/42(4)	3,860	169,365

Series 2012-139, Class LS, 5.695%, (6.15% - 1 mo. USD LIBOR), 12/25/42(5)	3,077	574,517

Series 2012-147, Class SA, 5.432%, (6.10% - 1 mo. USD LIBOR), 1/25/43(5)	3,483	697,510

Series 2012-150, Class PS, 5.482%, (6.15% - 1 mo. USD LIBOR), 1/25/43(5)	4,095	627,503

Series 2012-150, Class SK, 5.482%, (6.15% - 1 mo. USD LIBOR), 1/25/43(5)	5,511	1,015,842

Series 2013-11, Class IO, 4.00%, 1/25/43	12,317	1,638,242

Series 2013-12, Class SP, 4.982%, (5.65% - 1 mo. USD LIBOR), 11/25/41(5)	707	33,872

Series 2013-15, Class DS, 5.532%, (6.20% - 1 mo. USD LIBOR), 3/25/33(5)	4,767	485,491

Series 2013-23, Class CS, 5.582%, (6.25% - 1 mo. USD LIBOR), 3/25/33(5)	2,524	258,738

Series 2013-54, Class HS, 5.632%, (6.30% - 1 mo. USD LIBOR), 10/25/41(5)	906	20,154

Series 2013-64, Class PS, 5.582%, (6.25% - 1 mo. USD LIBOR), 4/25/43(5)	2,386	251,893

Series 2013-66, Class JI, 3.00%, 7/25/43	3,947	675,242

Series 2013-75, Class SC, 5.582%, (6.25% - 1 mo. USD LIBOR), 7/25/42(5)	3,740	208,461

Series 2014-32, Class EI, 4.00%, 6/25/44	921	150,011

Series 2014-41, Class SA, 5.382%, (6.05% - 1 mo. USD LIBOR), 7/25/44(5)	1,463	256,650

Series 2014-43, Class PS, 5.432%, (6.10% - 1 mo. USD LIBOR), 3/25/42(5)	1,418	136,964

Series 2014-55, Class IN, 3.50%, 7/25/44	2,504	528,042

Series 2014-64, Class BI, 3.50%, 3/25/44	415	16,459

Series 2014-67, Class IH, 4.00%, 10/25/44	1,611	358,830

Series 2014-80, Class CI, 3.50%, 12/25/44	1,543	322,387

Series 2014-89, Class IO, 3.50%, 1/25/45	2,359	528,369

Series 2015-6, Class IM, 1.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Cap 1.00%), 6/25/43(5)	1,999	21,126

Series 2015-14, Class KI, 3.00%, 3/25/45	2,942	516,309

Series 2015-22, Class GI, 3.50%, 4/25/45	937	174,181

Series 2015-31, Class SG, 5.432%, (6.10% - 1 mo. USD LIBOR), 5/25/45(5)	2,945	688,713

Series 2015-36, Class IL, 3.00%, 6/25/45	1,815	342,147

Series 2015-52, Class MI, 3.50%, 7/25/45	4,137	879,098

Series 2015-93, Class BS, 5.482%, (6.15% - 1 mo. USD LIBOR), 8/25/45(5)	1,665	131,808

Series 2018-21, Class IO, 3.00%, 4/25/48	4,759	853,042

Security	Principal Amount (000’s omitted)	Value

Interest Only: (continued)

Series 2021-94, Class CI, 3.00%, 1/25/52	$13,761	$2,229,296

		$46,777,174

Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R06, Class 2B1, 4.418%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(2)	$1,000	$978,056

Government National Mortgage Association:

Series 2021-136, Class Z, 2.50%, 8/20/51	9,935	9,029,622

Series 2021-139, Class ZJ, 2.50%, 8/20/51	2,303	2,084,900

Series 2021-154, Class ZC, 2.50%, 9/20/51	1,846	1,595,705

Series 2021-154, Class ZL, 3.00%, 9/20/51	2,731	2,384,851

Series 2021-165, Class MZ, 2.50%, 9/20/51	14,899	12,865,267

Series 2021-177, Class DZ, 3.00%, 10/20/51	265	234,143

Series 2022-31, Class ZD, 3.00%, 2/20/52	1,787	1,587,099

Interest Only:(6)

Series 2014-68, Class KI, 1.168%, 10/20/42(4)	3,317	59,597

Series 2017-104, Class SD, 5.606%, (6.20% - 1 mo. USD LIBOR), 7/20/47(5)	5,510	644,611

Series 2017-121, Class DS, 3.906%, (4.50% - 1 mo. USD LIBOR), 8/20/47(5)	3,815	251,272

Series 2017-137, Class AS, 3.906%, (4.50% - 1 mo. USD LIBOR), 9/20/47(5)	5,421	349,946

Series 2020-116, Class MI, 2.00%, 8/20/50	19,215	2,525,493

Series 2020-134, Class LI, 2.50%, 9/20/50	8,772	1,134,692

Series 2020-146, Class IQ, 2.00%, 10/20/50	20,028	2,516,667

Series 2020-146, Class QI, 2.00%, 10/20/50	10,740	1,317,498

Series 2020-149, Class NI, 2.50%, 10/20/50	15,829	2,198,409

Series 2020-151, Class AI, 2.00%, 10/20/50	58,553	7,233,337

Series 2020-151, Class HI, 2.50%, 10/20/50	1,392	170,035

Series 2020-154, Class PI, 2.50%, 10/20/50	14,057	1,814,639

Series 2020-167, Class KI, 2.00%, 11/20/50	32,766	4,031,684

Series 2020-173, Class DI, 2.00%, 11/20/50	24,179	2,931,465

Series 2020-176, Class HI, 2.50%, 11/20/50	34,570	4,744,992

Series 2020-185, Class BI, 2.00%, 12/20/50	8,251	1,026,564

Series 2020-191, Class AI, 2.00%, 12/20/50	30,881	4,035,046

Series 2021-15, Class AI, 2.00%, 1/20/51	35,704	4,411,278

Series 2021-23, Class TI, 2.50%, 2/20/51	13,387	1,681,467

Series 2021-30, Class AI, 2.00%, 2/20/51	4,350	538,633

Series 2021-46, Class IM, 2.50%, 3/20/51	3,028	432,767

Series 2021-56, Class SE, 2.148%, (2.30% - 30-day average SOFR), 10/20/50(5)	6,280	156,508

Series 2021-67, Class SA, 2.01%, (2.30% - 30-day average SOFR), 10/20/50(5)	42,017	1,217,856

Series 2021-77, Class SB, 3.156%, (3.75% - 1 mo. USD LIBOR), 5/20/51(5)	14,211	785,403

Series 2021-97, Class IG, 2.50%, 8/20/49	45,531	5,188,776

Series 2021-114, Class MI, 3.00%, 6/20/51	11,673	1,619,992

25	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Interest Only: (continued)

Series 2021-121, Class TI, 3.00%, 7/20/51	$43,533	$5,124,081

Series 2021-122, Class NI, 3.00%, 7/20/51	7,785	1,084,290

Series 2021-125, Class SA, 3.156%, (3.75% - 1 mo. USD LIBOR), 7/20/51(5)	18,275	1,109,735

Series 2021-154, Class MI, 3.00%, 9/20/51	59,667	7,220,908

Series 2021-160, Class IT, 2.50%, 9/20/51	19,531	2,244,037

Series 2021-175, Class SA, 1.206%, (1.80% - 1 mo. USD LIBOR), 10/20/51(5)	72,704	563,699

Series 2021-187, Class SB, 1.206%, (1.80% - 1 mo. USD LIBOR), 10/20/51(5)	29,165	214,529

Series 2021-193, Class IU, 3.00%, 11/20/49	53,733	6,366,447

Series 2021-193, Class YS, 2.16%, (2.45% - 30-day average SOFR), 11/20/51(5)	29,112	628,207

Series 2021-201, Class PI, 3.00%, 11/20/51	34,811	3,729,825

Series 2021-209, Class IW, 3.00%, 11/20/51	24,140	2,816,361

		$113,902,333

Total Collateralized Mortgage Obligations (identified cost $310,061,059)		$236,286,512

Commercial Mortgage-Backed Securities — 0.5%
Security	Principal Amount (000’s omitted)	Value

JPMBB Commercial Mortgage Securities Trust:

Series 2014-C22, Class D, 4.703%, 9/15/47(1)(4)	$3,430	$2,522,801

Series 2014-C25, Class D, 4.086%, 11/15/47(1)(4)	8,045	5,999,606

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class D, 4.496%, 8/15/46(1)(4)(8)	5,000	369,159

WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,000	2,343,650

Total Commercial Mortgage-Backed Securities (identified cost $18,660,918)		$11,235,216

Common Stocks — 0.7%
Security	Shares	Value

Argentina — 0.1%

Banco Macro S.A. ADR(9)	21,300	$312,471

Grupo Financiero Galicia S.A. ADR	31,600	287,244

IRSA Inversiones y Representaciones S.A. ADR(9)	22,900	103,508

Loma Negra Cia Industrial Argentina S.A. ADR	48,300	271,446

Pampa Energia S.A. ADR(9)	20,800	448,656

Security		Shares	Value

Argentina (continued)

Telecom Argentina S.A. ADR(9)		57,700	$315,619

Transportadora de Gas del Sur S.A. ADR(9)		39,452	252,887

			$1,991,831

Brazil — 0.1%

Petroleo Brasileiro S.A. ADR		61,000	$827,770

			$827,770

Bulgaria — 0.3%

Eurohold Bulgaria AD(9)		5,140,100	$6,647,158

			$6,647,158

Iceland — 0.2%

Arion Banki HF(1)		1,126,817	$1,462,988

Eik Fasteignafelag HF		1,980,300	240,113

Eimskipafelag Islands HF		125,154	540,136

Hagar HF		530,600	326,588

Reginn HF		808,000	237,623

Reitir Fasteignafelag HF		544,900	436,213

Siminn HF		5,098,858	487,683

			$3,731,344

South Africa — 0.0%(10)

Petra Diamonds, Ltd.(9)		209,000	$324,005

			$324,005

Total Common Stocks (identified cost $10,354,909)			$13,522,108

Convertible Bonds — 0.3%
Security		Principal Amount (000’s omitted)	Value

Bermuda — 0.2%

Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	5,495	$5,010,753

			$5,010,753

India — 0.1%

Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(11)	USD	1,325	$1,032,361

			$1,032,361

Total Convertible Bonds (identified cost $6,415,329)			$6,043,114

26	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Foreign Corporate Bonds — 5.0%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.4%

Generacion Mediterranea S.A./Central Termica Roca S.A., 15.00%, 5/5/23(1)(12)	USD	856	$855,018

IRSA Propiedades Comerciales S.A., 8.75%, 3/23/23(11)	USD	493	485,842

Transportadora de Gas del Sur S.A., 6.75%, 5/2/25(11)	USD	1,740	1,638,558

YPF S.A.:

4.00% to 1/1/23, 2/12/26(1)(13)	USD	1,918	1,702,654

4.00% to 1/1/23, 2/12/26(11)(13)	USD	3,105	2,756,372

			$7,438,444

Armenia — 0.2%

Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(11)	USD	3,400	$3,162,000

			$3,162,000

Belarus — 0.0%(10)

Eurotorg, LLC Via Bonitron DAC, 9.00%, 10/22/25(11)	USD	1,829	$676,730

			$676,730

Brazil — 0.9%

Arcos Dorados BV, 6.125%, 5/27/29(1)	USD	2,613	$2,566,136

Braskem Netherlands Finance BV, 5.875%, 1/31/50(11)	USD	2,214	1,983,567

Coruripe Netherlands BV:

10.00%, 2/10/27(1)	USD	616	534,380

10.00%, 2/10/27(11)	USD	1,157	1,003,698

Guara Norte S.a.r.l., 5.198%, 6/15/34(11)	USD	923	814,805

MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(1)	USD	1,965	1,712,890

MV24 Capital BV, 6.748%, 6/1/34(11)	USD	610	578,804

Natura & Co. Luxembourg Holding S.a.r.l., 6.00%, 4/19/29(1)	USD	259	251,878

Natura Cosmeticos S.A., 4.125%, 5/3/28(11)	USD	4,816	4,324,864

Odebrecht Offshore Drilling Finance, Ltd.:

6.72%, 12/1/22(1)	USD	93	92,038

6.72%, 12/1/22(11)	USD	791	782,845

Petrobras Global Finance BV, 6.90%, 3/19/49	USD	1,392	1,314,138

Vale S.A., 2.762%(14)(15)	BRL	14,736	1,386,023

			$17,346,066

Security		Principal Amount (000’s omitted)	Value

Bulgaria — 0.1%

Bulgarian Energy Holding EAD, 2.45%, 7/22/28(11)	EUR	209	$176,908

Eurohold Bulgaria AD, 6.50%, 12/7/22(11)	EUR	2,000	2,104,984

			$2,281,892

China — 0.2%

Kaisa Group Holdings, Ltd., 9.375%, 6/30/24(11)(16)	USD	850	$176,588

KWG Group Holdings, Ltd., 7.875%, 9/1/23(11)	USD	519	244,449

Shimao Group Holdings, Ltd., 5.60%, 7/15/26(11)	USD	3,343	827,392

Sunac China Holdings, Ltd.:

6.50%, 7/9/23(11)	USD	400	105,000

8.35%, 4/19/23(11)	USD	1,340	331,650

Times China Holdings, Ltd.:

5.55%, 6/4/24(11)	USD	2,221	1,177,130

6.75%, 7/16/23(11)	USD	1,041	578,796

			$3,441,005

Colombia — 0.0%(10)

Gran Tierra Energy International Holdings, Ltd.:

6.25%, 2/15/25(1)	USD	278	$256,167

6.25%, 2/15/25(11)	USD	738	680,041

			$936,208

El Salvador — 0.1%

AES El Salvador Trust II, 6.75%, 3/28/23(11)	USD	1,409	$1,248,818

			$1,248,818

Georgia — 0.3%

Georgia Capital JSC, 6.125%, 3/9/24(11)	USD	1,850	$1,799,125

Silknet JSC, 8.375%, 1/31/27(11)	USD	1,339	1,308,873

TBC Bank JSC, 8.894% to 11/6/26(11)(14)(17)	USD	1,971	1,921,725

			$5,029,723

Honduras — 0.1%

Inversiones Atlantida S.A., 7.50%, 5/19/26(11)	USD	1,735	$1,702,634

			$1,702,634

Iceland — 0.3%

Arion Banki HF, 6.00%, 4/12/24(11)	ISK	440,000	$3,402,725

Islandsbanki HF, 6.40%, 10/26/23	ISK	120,000	931,736

Landsbankinn HF, 5.00%, 11/23/23(11)	ISK	120,000	914,789

WOW Air HF:

0.00%(12)(14)(16)	EUR	20	0

27	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Iceland (continued)

WOW Air HF: (continued)

0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(12)(16)	EUR	900	$0

			$5,249,250

India — 0.2%

JSW Infrastructure, Ltd., 4.95%, 1/21/29(11)	USD	2,689	$2,420,880

JSW Steel, Ltd., 5.05%, 4/5/32(11)	USD	982	842,368

Network i2i, Ltd., 3.975% to 3/3/26(11)(14)(17)	USD	1,010	934,427

			$4,197,675

Indonesia — 0.2%

Alam Sutera Realty Tbk PT:

6.00%, (6.00% cash or 6.25% PIK), 5/2/24(18)	USD	1,419	$1,005,504

6.25%, (6.25% cash or 6.50% PIK), 11/2/25(11)(18)	USD	3,550	2,289,110

Freeport Indonesia PT, 5.315%, 4/14/32(11)	USD	1,710	1,662,975

			$4,957,589

Mexico — 0.5%

Alpha Holding S.A. de CV:

9.00%, 2/10/25(11)(16)	USD	2,815	$175,937

10.00%, 12/19/22(11)(16)	USD	1,529	97,489

Braskem Idesa SAPI:

6.99%, 2/20/32(11)	USD	970	872,209

7.45%, 11/15/29(11)	USD	3,559	3,338,538

Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(11)	USD	2,879	1,649,912

Petroleos Mexicanos:

5.95%, 1/28/31	USD	2,847	2,400,121

6.75%, 9/21/47	USD	1,930	1,398,613

			$9,932,819

Moldova — 0.1%

Aragvi Finance International DAC, 8.45%, 4/29/26(11)	USD	2,360	$1,836,906

			$1,836,906

Nigeria — 0.1%

IHS Holding, Ltd., 5.625%, 11/29/26(11)	USD	1,022	$975,754

SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(11)	USD	1,277	1,217,709

			$2,193,463

Security		Principal Amount (000’s omitted)	Value

Pakistan — 0.0%(10)

Pakistan Water & Power Development Authority, 7.50%, 6/4/31(11)	USD	500	$322,250

			$322,250

Paraguay — 0.1%

Frigorifico Concepcion S.A., 7.70%, 7/21/28(1)	USD	3,145	$2,745,805

			$2,745,805

Peru — 0.2%

Auna SAA, 6.50%, 11/20/25(11)	USD	2,300	$2,185,989

PetroTal Corp., 12.00%, 2/16/24(1)(11)	USD	1,232	1,281,280

Telefonica del Peru SAA, 7.375%, 4/10/27(11)	PEN	4,500	1,045,173

			$4,512,442

Russia — 0.0%(10)

Gazprom PJSC Via Gaz Finance PLC, 4.599% to 10/26/25(11)(14)(17)	USD	1,115	$161,675

Hacienda Investments, Ltd. Via DME Airport DAC, 5.35%, 2/8/28(11)	USD	900	135,000

Tinkoff Bank JSC Via TCS Finance, Ltd., 6.00% to 12/20/26(11)(14)(17)	USD	2,446	256,830

			$553,505

Saint Lucia — 0.1%

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(11)	USD	3,040	$3,005,070

			$3,005,070

South Africa — 0.3%

HTA Group, Ltd., 7.00%, 12/18/25(11)	USD	1,134	$1,124,803

Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(11)(18)	USD	5,283	5,599,902

			$6,724,705

Turkey — 0.2%

Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(11)	USD	2,305	$2,146,877

Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(11)	USD	2,022	1,741,953

			$3,888,830

Ukraine — 0.1%

Kernel Holding S.A., 6.75%, 10/27/27(11)	USD	800	$440,000

Metinvest BV:

5.625%, 6/17/25(11)	EUR	1,340	745,692

7.75%, 10/17/29(11)	USD	350	196,000

28	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Ukraine (continued)

Metinvest BV: (continued)

8.50%, 4/23/26(11)	USD	706	$398,890

			$1,780,582

United Arab Emirates — 0.3%

NBK Tier 1 Financing, Ltd., 3.625% to 8/24/26(11)(14)(17)	USD	1,490	$1,370,040

Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24(11)	USD	4,371	4,464,736

			$5,834,776

Uzbekistan — 0.0%(10)

Ipoteka-Bank ATIB, 16.00%, 4/16/24(11)	UZS	7,100,000	$595,058

Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22	UZS	3,000,000	265,800

			$860,858

Total Foreign Corporate Bonds (identified cost $122,717,863)			$101,860,045

Government National Mortgage Association Participation Agreements — 14.4%
Security		Principal Amount (000’s omitted)	Value

Government National Mortgage Association Participation Agreements:

1.98%, (SOFR + 1.70%), 11/1/22(2)		$124,936	$124,986,082

1.98%, (SOFR + 1.70%), 9/5/23(2)		166,667	166,850,000

			$291,836,082

Total Government National Mortgage Association Participation Agreements (identified cost $291,602,275)			$291,836,082

Loan Participation Notes — 0.0%(10)
Security		Principal Amount (000’s omitted)	Value

Uzbekistan — 0.0%(10)

Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(11)(12)(19)	UZS	2,619,000	$229,058

Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(11)(12)(19)	UZS	2,952,000	260,003

Total Loan Participation Notes (identified cost $560,031)			$489,061

Reinsurance Side Cars — 2.1%
Security		Shares	Value

Eden Re II, Ltd.:

Series 2019A, 0.00%, 3/22/23(1)(12)(20)(21)		1,440	$12,713

Series 2019B, 0.00%, 3/22/23(1)(12)(20)(21)		11,140	235,309

Series 2020A, 0.00%, 3/22/24(1)(12)(20)(21)		990,000	496,980

Series 2021A, 0.00%, 3/21/25(1)(12)(20)(21)		270,000	230,040

Series 2021B, 0.00%, 3/21/25(1)(12)(20)(21)		2,670,000	2,309,550

Series 2022A, 0.00%, 3/20/26(1)(12)(20)(21)		8,000,000	7,960,000

Series 2022B, 0.00%, 3/20/26(1)(12)(20)(21)		6,800,000	6,769,400

Mt. Logan Re, Ltd.:

Series 13, Preference Shares(9)(12)(21)(22)		10,000	9,990,848

Series 17, Preference Shares(9)(12)(21)(22)		860	859,652

Special Investment Series 13, 12/19(9)(12)(21)(22)		1,829	655,020

Sussex Capital, Ltd.:

Designated Investment Series 5, 5/19(9)(12)(21)(22)		249	39,475

Designated Investment Series 5, 12/19(9)(12)(21)(22)		791	22,457

Designated Investment Series 5, 6/20(9)(12)(21)(22)		434	79,497

Designated Investment Series 5, 12/20(9)(12)(21)(22)		292	52,247

Designated Investment Series 5, 4/21(9)(12)(21)(22)		247	136,918

Designated Investment Series 5, 12/21(9)(12)(21)(22)		958	947,612

Designated Investment Series 15, 12/21(9)(12)(21)(22)		743	734,475

Series 5, Preference Shares(9)(12)(21)(22)		6,000	5,709,473

Series 15, Preference Shares(9)(12)(21)(22)		5,000	4,347,399

Sussex Re, Ltd.:

Series 2020A(9)(12)(21)(22)		4,081,939	156,338

Series 2021A(9)(12)(21)(22)		4,154,232	599,871

Total Reinsurance Side Cars (identified cost $38,459,396)			$42,345,274

29	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 0.1%(23)
Borrower/Description		Principal Amount (000’s omitted)	Value

Mexico — 0.1%

Petroleos Mexicanos, Term Loan, 6/28/24(24)		$1,374	$1,325,910

Total Senior Floating-Rate Loans (identified cost $1,325,910)			$1,325,910

Sovereign Government Bonds — 19.2%
Security		Principal Amount (000’s omitted)	Value

China — 1.4%

China Government Bond:

2.89%, 11/18/31	CNY	154,820	$23,567,139

3.53%, 10/18/51	CNY	29,300	4,601,461

			$28,168,600

Iceland — 0.9%

Republic of Iceland:

5.00%, 11/15/28	ISK	852,032	$6,455,627

6.50%, 1/24/31	ISK	1,234,839	10,300,328

8.00%, 6/12/25	ISK	194,682	1,608,691

			$18,364,646

Indonesia — 2.3%

Indonesia Government Bond, 6.50%, 2/15/31	IDR	684,302,000	$45,574,504

			$45,574,504

Israel — 2.8%

Israel Government Bond, 0.75%, 7/31/22	ILS	190,384	$57,073,495

			$57,073,495

Mexico — 1.7%

Mexican Udibonos, 2.75%, 11/27/31(25)	MXN	781,178	$34,577,275

			$34,577,275

New Zealand — 0.8%

New Zealand Government Bond, 3.00%, 9/20/30(11)(25)	NZD	21,963	$16,260,371

			$16,260,371

Security		Principal Amount (000’s omitted)	Value

Serbia — 1.3%

Serbia Treasury Bond:

4.50%, 8/20/32	RSD	3,319,480	$26,505,545

5.875%, 2/8/28	RSD	3,280	29,756

			$26,535,301

South Africa — 5.4%

Republic of South Africa, 10.50%, 12/21/26	ZAR	1,595,863	$109,388,715

			$109,388,715

Suriname — 0.5%

Republic of Suriname, 9.25%, 10/26/26(11)(16)	USD	11,370	$9,493,950

			$9,493,950

Thailand — 1.7%

Thailand Government Bond, 1.25%, 3/12/28(11)(25)	THB	1,120,238	$33,582,347

			$33,582,347

Ukraine — 0.4%

Ukraine Government Bond, 16.06%, 8/3/22(12)	UAH	25,000	$744,547

Ukraine Government International Bond:

1.258%, GDP-Linked, 5/31/40(11)(26)	USD	4,433	1,301,484

11.67%, 11/22/23(12)	UAH	25,000	506,757

15.84%, 2/26/25(12)	UAH	394,170	6,569,500

			$9,122,288

Total Sovereign Government Bonds (identified cost $436,003,011)			$388,141,492

Sovereign Loans — 0.1%
Borrower/Description		Principal Amount (000’s omitted)	Value

Nigeria — 0.1%

Bank of Industry Limited, Term Loan, 6.803%, (3 mo. USD LIBOR + 6.00%), 12/14/23(2)(27)	USD	1,594	$1,594,503

Total Sovereign Loans (identified cost $1,596,935)			$1,594,503

30	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.9%
Security	Principal Amount (000’s omitted)	Value

FRESB Mortgage Trust:

Interest Only:(6)

Series 2021-SB91, Class X1, 0.678%, 8/25/41(4)	$24,915	$891,594

Series 2021-SB92, Class X1, 0.698%, 8/25/41(4)	25,780	913,432

		$1,805,026

Government National Mortgage Association:

Interest Only:(6)

Series 2021-101, Class IO, 0.686%, 4/16/63(4)	$29,212	$1,882,925

Series 2021-132, Class IO, 0.719%, 4/16/63(4)	69,990	4,651,824

Series 2021-144, Class IO, 0.811%, 4/16/63(4)	28,139	2,012,725

Series 2021-186, Class IO, 0.769%, 5/16/63(4)	49,495	3,429,473

Series 2023-3, Class IO, 0.641%, 2/16/61(4)	69,732	4,351,501

		$16,328,448

Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $20,089,688)		$18,133,474

U.S. Government Agency Mortgage-Backed Securities — 11.2%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

2.768%, (COF + 1.25%), with maturity at 2035(28)	$167	$171,369

3.00%, with maturity at 2052	2,960	2,796,817

3.50%, with various maturities to 2052	34,370	33,442,644

4.391%, (COF + 1.25%), with maturity at 2030(28)	71	75,688

7.00%, with various maturities to 2036	723	780,834

8.00%, with maturity at 2026	12	12,474

		$37,279,826

Federal National Mortgage Association:

3.00%, with maturity at 2052	$2,443	$2,308,904

3.264%, (COF + 1.25%), with maturity at 2035(28)	90	92,131

3.50%, with various maturities to 2052	30,162	29,352,120

4.00%, 30-Year, TBA(29)	40,000	39,643,746

4.052%, (COF + 1.79%), with maturity at 2035(28)	430	458,490

6.00%, with maturity at 2032	176	189,243

6.50%, with maturity at 2036	365	394,108

7.00%, with maturity at 2037	294	318,847

8.50%, with maturity at 2032	111	123,775

9.50%, with maturity at 2028	29	31,310

		$72,912,674

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association:

4.00%, 30-Year, TBA(29)	$62,500	$62,378,366

4.50%, 30-Year, TBA(29)	3,940	3,981,341

5.00%, 30-Year, TBA(29)	11,000	11,228,783

5.00%, with maturity at 2052(3)	37,400	38,201,258

		$115,789,748

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $231,735,845)		$225,982,248

U.S. Government Guaranteed Small Business Administration Loans(30)(31) — 1.4%
Security	Principal Amount (000’s omitted)	Value

0.66%, 3/15/30	$2,687	$40,099

0.73%, 7/15/31	2,755	53,121

0.93%, 5/15/42	1,560	48,150

0.98%, 4/15/32	1,278	39,412

1.31%, 4/15/42 to 7/15/42	5,670	259,512

1.34%, 9/15/41	1,819	82,660

1.38%, 6/15/41	3,112	137,753

1.56%, 7/15/42	1,108	57,233

1.61%, 12/15/41 to 7/15/42	3,749	207,967

1.63%, 9/15/41	1,895	106,618

1.68%, 7/15/41	1,936	117,140

1.73%, 10/15/33 to 11/21/41	2,664	150,114

1.81%, 12/21/41	2,755	157,933

1.86%, 4/15/42 to 6/15/42	6,985	426,971

1.91%, 2/15/42 to 7/15/42	4,966	330,527

1.93%, 7/15/42	1,696	111,605

1.96%, 11/29/30 to 6/15/42	2,197	132,108

2.06%, 5/15/42 to 7/15/42	5,035	349,821

2.11%, 4/15/33 to 7/15/42	4,552	305,100

2.16%, 5/15/42 to 6/15/42	3,770	262,378

2.21%, 8/15/42	3,162	229,022

2.23%, 1/15/41	1,397	111,111

2.28%, 11/1/29	1,134	55,800

2.31%, 4/15/42 to 7/15/42	5,009	413,352

2.36%, 1/16/42 to 6/15/42	11,820	926,731

2.38%, 6/15/42	1,431	113,511

2.39%, 7/15/40	1,335	96,661

2.41%, 1/15/38 to 7/15/42	12,406	996,330

2.43%, 3/15/41	1,329	116,673

2.46%, 12/15/26 to 8/15/42	7,056	444,051

2.48%, 2/23/41	1,111	95,087

31	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

2.56%, 1/15/41 to 7/15/42	$1,949	$182,404

2.61%, 2/15/42 to 7/15/42	3,674	323,888

2.66%, 3/15/42 to 6/15/42	4,392	406,297

2.68%, 4/15/41 to 4/15/42	3,300	314,569

2.71%, 7/15/31 to 8/15/42	14,491	1,301,375

2.77%, 1/15/42 to 3/15/43(32)	13,657	1,370,176

2.86%, 5/15/32 to 7/15/42	12,493	1,234,018

2.89%, 8/15/40	979	86,751

2.91%, 6/15/42 to 7/15/42	8,077	828,588

2.93%, 4/15/41 to 7/15/42	4,072	391,060

2.96%, 5/15/27 to 1/15/43	9,628	911,916

2.98%, 9/15/41 to 7/15/42	4,210	475,822

2.99%, 10/25/41 to 1/7/43(32)	23,375	2,410,313

3.03%, 7/15/41 to 6/15/42	2,383	248,894

3.11%, 3/15/42 to 6/15/42	3,730	392,585

3.13%, 6/15/32	557	49,926

3.16%, 5/15/42 to 1/15/43	15,266	1,721,977

3.19%, 8/15/39	1,444	144,635

3.21%, 12/15/26 to 7/15/42	10,834	1,088,786

3.24%, 7/15/28 to 4/15/42	2,451	203,646

3.28%, 6/21/26 to 7/15/42	5,194	513,684

3.36%, 3/15/42 to 5/15/42	2,946	344,952

3.41%, 4/15/42 to 12/15/42	5,490	666,892

3.43%, 9/15/41	888	96,305

3.46%, 2/15/27 to 8/15/42	8,264	771,998

3.48%, 7/15/42	1,457	183,014

3.53%, 6/15/26 to 8/15/42	1,627	115,983

3.61%, 6/15/32 to 6/15/42	4,767	632,809

3.64%, 8/15/41 to 12/15/41	3,587	487,249

3.66%, 5/15/42 to 7/15/42	6,176	807,833

3.68%, 5/15/41 to 5/15/42	2,678	337,615

3.71%, 1/15/24 to 7/15/42	17,541	1,573,327

3.73%, 1/15/37	1,708	178,484

3.78%, 2/15/27 to 5/15/42	3,736	420,970

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $40,844,144)		$28,193,292

Short-Term Investments — 17.5%

Affiliated Fund — 13.1%
Security		Shares	Value

Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(33)		264,332,301	$264,332,301

Total Affiliated Fund (identified cost $264,332,301)			$264,332,301

Sovereign Government Securities — 4.1%
Security		Principal Amount (000’s omitted)	Value

Egypt — 2.4%

Egypt Treasury Bill:

0.00%, 9/6/22	EGP	198,475	$10,323,105

0.00%, 9/20/22	EGP	99,300	5,138,681

0.00%, 9/27/22	EGP	49,650	2,562,816

0.00%, 10/4/22	EGP	446,075	22,959,915

0.00%, 12/27/22	EGP	142,200	7,105,470

			$48,089,987

Israel — 1.7%

Bank of Israel Treasury Bill:

0.00%, 7/6/22	ILS	38,076	$11,407,889

0.00%, 8/3/22	ILS	76,163	22,848,855

			$34,256,744

Total Sovereign Government Securities (identified cost $84,212,956)			$82,346,731

U.S. Treasury Obligations — 0.3%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill:

0.00%, 5/10/22(34)		$3,325	$3,324,921

0.00%, 5/24/22(34)		3,675	3,674,366

Total U.S. Treasury Obligations (identified cost $6,999,061)			$6,999,287

Total Short-Term Investments (identified cost $355,544,318)			$353,678,319

Total Investments — 103.6% (identified cost $2,268,223,156)			$2,094,900,937

32	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

TBA Sale Commitments — (5.0)%

U.S. Government Agency Mortgage-Backed Securities — (5.0)%
Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association:

3.00%, 30-Year, TBA(29)	$(40,000)	$(37,629,654)

4.00%, 30-Year, TBA(29)	(62,500)	(61,943,354)

Total U.S. Government Agency Mortgage-Backed Securities (proceeds $102,653,032)		$(99,573,008)

Total TBA Sale Commitments (proceeds $102,653,032)		$(99,573,008)

Other Assets, Less Liabilities — 1.4%		$27,607,158

Net Assets — 100.0%		$2,022,935,087

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $364,308,174 or 18.0% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2022.

(3)	When-issued security. For a variable rate security, interest rate will be determined after April 30, 2022.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2022.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2022.

(6)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(8)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).

(9)	Non-income producing security.

(10)	Amount is less than 0.05%.

(11)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of these securities is $144,600,718 or 7.1% of the Portfolio’s net assets.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(13)	Step coupon security. Interest rate represents the rate in effect at April 30, 2022.

(14)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(15)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at April 30, 2022.

(16)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(17)	Security converts to variable rate after the indicated fixed-rate coupon period.

(18)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(19)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(20)	Quantity held represents principal in USD.

(21)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(22)	Restricted security (see Note 5).

(23)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(24)	This Senior Loan will settle after April 30, 2022, at which time the interest rate will be determined.

(25)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(26)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(27)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

33	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

(28)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2022.

(29)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(30)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(31)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.

(32)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2022 of all interest only securities comprising the certificate.

(33)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.

(34)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Commodity Contracts(1)

Settlement Date	Deliver	In Exchange For	Counterparty	Value/Unrealized Appreciation (Depreciation)

9/1/22	USD 8,366,876	Gold 4,300 Troy Ounces	Citibank, N.A.	$(175,247)

Total				$(175,247)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

NZD	11,713,245	USD	7,579,055	5/2/22	$(16,986)

NZD	647,265	USD	436,968	5/2/22	(19,094)

NZD	1,303,823	USD	864,435	5/2/22	(22,687)

NZD	19,094,439	USD	12,355,057	5/2/22	(27,689)

NZD	19,636,229	USD	12,705,622	5/2/22	(28,475)

NZD	21,471,062	USD	13,892,851	5/2/22	(31,136)

NZD	32,000,000	USD	20,705,600	5/2/22	(46,404)

NZD	51,069,006	USD	33,044,200	5/2/22	(74,056)

NZD	4,301,183	USD	2,862,007	5/2/22	(85,164)

NZD	13,489,433	USD	8,999,988	5/2/22	(291,211)

NZD	40,460,027	USD	26,486,995	5/2/22	(366,006)

NZD	47,032,251	USD	31,182,382	5/2/22	(818,367)

NZD	47,750,000	USD	32,181,113	5/2/22	(1,353,718)

USD	34,417,957	NZD	51,069,006	5/2/22	1,447,812

USD	13,233,837	NZD	19,636,229	5/2/22	556,689

USD	14,235,314	NZD	21,471,062	5/2/22	373,599

USD	7,907,612	NZD	11,713,245	5/2/22	345,542

USD	20,948,672	NZD	32,000,000	5/2/22	289,476

USD	12,500,098	NZD	19,094,439	5/2/22	172,731

34	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	30,896,637	NZD	47,750,000	5/2/22	$69,243

USD	30,432,218	NZD	47,032,251	5/2/22	68,202

USD	26,179,660	NZD	40,460,027	5/2/22	58,672

USD	8,728,337	NZD	13,489,433	5/2/22	19,561

USD	2,783,080	NZD	4,301,183	5/2/22	6,237

USD	843,639	NZD	1,303,823	5/2/22	1,891

USD	418,813	NZD	647,265	5/2/22	939

MXN	38,567,942	USD	1,867,968	5/23/22	14,689

MXN	24,962,496	USD	1,209,013	5/23/22	9,507

USD	18,230,764	ZAR	278,976,268	5/25/22	605,895

USD	1,402,884	ZAR	21,467,627	5/25/22	46,625

SEK	60,300,000	USD	6,447,336	6/1/22	(302,167)

USD	18,822,618	MXN	382,955,578	6/1/22	160,604

USD	3,032,749	MXN	62,462,496	6/1/22	(11,145)

USD	6,145,286	SEK	60,300,000	6/1/22	116

PEN	1,917,268	USD	509,465	6/9/22	(12,142)

USD	1,221,290	PEN	4,596,080	6/9/22	29,107

USD	4,476,556	ZAR	69,075,496	6/9/22	119,613

USD	506,249	PEN	1,917,268	6/10/22	8,985

EUR	875,898	USD	957,580	6/15/22	(31,732)

EUR	54,500,000	USD	59,582,397	6/15/22	(1,974,427)

MXN	11,500,000	USD	571,179	6/15/22	(12,256)

MXN	17,700,000	USD	879,119	6/15/22	(18,864)

USD	60,251,870	EUR	54,500,000	6/15/22	2,643,900

USD	28,203,478	EUR	25,511,068	6/15/22	1,237,591

USD	24,036,443	EUR	21,741,834	6/15/22	1,054,738

USD	6,851,123	EUR	6,197,089	6/15/22	300,633

USD	5,359,339	EUR	4,847,716	6/15/22	235,172

USD	2,789,812	EUR	2,523,486	6/15/22	122,419

USD	994,985	EUR	900,000	6/15/22	43,661

USD	17,500,460	NZD	26,865,012	6/15/22	157,893

USD	46,505,830	ZAR	687,518,943	6/15/22	3,168,712

USD	5,464,424	ZAR	83,234,099	6/15/22	217,839

USD	2,730,762	ZAR	40,370,220	6/15/22	186,063

IDR	29,193,375,662	USD	2,036,624	6/21/22	(37,959)

IDR	29,194,000,000	USD	2,037,634	6/21/22	(38,926)

IDR	56,050,300,000	USD	3,908,968	6/21/22	(71,598)

USD	58,196,404	IDR	838,834,709,235	6/21/22	767,286

USD	41,069,558	ZAR	624,688,513	6/22/22	1,722,743

USD	1,390,426	ZAR	21,149,077	6/22/22	58,324

USD	2,040,625	ZAR	31,251,159	6/24/22	72,657

AUD	56,587,000	USD	42,377,099	7/5/22	(2,350,284)

35	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

AUD	25,158,000	USD	18,847,141	7/11/22	$(1,050,001)

					$7,302,872

Forward Foreign Currency Exchange Contracts (OTC)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	2,483,045	PLN	11,557,335	Citibank, N.A.	5/5/22	$12,292	$—

EUR	1,547,422	PLN	7,325,420	Citibank, N.A.	5/5/22	—	(20,076)

EUR	2,444,962	PLN	11,557,335	Citibank, N.A.	5/5/22	—	(27,887)

EUR	50,428	PLN	235,943	Standard Chartered Bank	5/5/22	—	(27)

EUR	1,446,915	PLN	6,785,455	Standard Chartered Bank	5/5/22	—	(4,296)

EUR	1,154,214	PLN	5,444,660	Standard Chartered Bank	5/5/22	—	(10,613)

EUR	3,664,596	PLN	17,336,003	UBS AG	5/5/22	—	(44,834)

NZD	26,865,012	USD	17,505,295	BNP Paribas	5/5/22	—	(161,132)

NZD	21,471,062	USD	14,233,876	Citibank, N.A.	5/5/22	—	(372,068)

PLN	26,587,156	EUR	5,694,047	Goldman Sachs International	5/5/22	—	(9,189)

PLN	33,654,995	EUR	7,217,270	Goldman Sachs International	5/5/22	—	(21,693)

USD	31,179,231	NZD	47,032,251	Citibank, N.A.	5/5/22	815,014	—

USD	864,347	NZD	1,303,823	Citibank, N.A.	5/5/22	22,594	—

USD	888,140	EUR	811,257	State Street Bank and Trust Company	5/6/22	32,205	—

USD	775,098	EUR	708,000	State Street Bank and Trust Company	5/6/22	28,106	—

USD	1,193,203	MXN	23,858,992	BNP Paribas	5/6/22	24,736	—

USD	1,526,762	MXN	30,700,000	Goldman Sachs International	5/6/22	23,265	—

USD	1,074,677	MXN	21,490,000	Goldman Sachs International	5/6/22	22,229	—

USD	1,118,571	MXN	22,380,000	JPMorgan Chase Bank, N.A.	5/6/22	22,536	—

USD	15,376,984	MXN	308,873,033	Standard Chartered Bank	5/6/22	250,280	—

EGP	23,300,000	USD	1,259,991	BNP Paribas	5/9/22	150	—

EGP	23,300,000	USD	1,451,261	Goldman Sachs International	5/9/22	—	(191,121)

THB	266,702,000	USD	7,753,289	Standard Chartered Bank	5/9/22	33,826	—

THB	247,643,000	USD	7,205,299	Standard Chartered Bank	5/9/22	25,334	—

USD	1,417,284	EGP	23,300,000	BNP Paribas	5/9/22	157,143	—

USD	1,259,991	EGP	23,300,000	Goldman Sachs International	5/9/22	—	(150)

USD	27,909,011	THB	935,571,439	Standard Chartered Bank	5/9/22	592,373	—

USD	4,153,986	THB	139,301,000	Standard Chartered Bank	5/9/22	86,701	—

USD	4,274,216	UAH	122,670,000	Citibank, N.A.	5/10/22	128,208	—

USD	2,136,257	ZAR	32,861,917	Bank of America, N.A.	5/13/22	57,461	—

ZAR	84,870,799	USD	5,517,202	Bank of America, N.A.	5/13/22	—	(148,402)

EUR	2,660,566	HUF	987,000,000	Citibank, N.A.	5/20/22	62,183	—

HUF	987,000,000	EUR	2,750,917	Citibank, N.A.	5/20/22	—	(157,565)

EUR	2,605,839	HUF	987,000,000	Standard Chartered Bank	6/3/22	11,394	—

HUF	987,000,000	EUR	2,652,020	Standard Chartered Bank	6/3/22	—	(60,176)

CZK	6,500,000	EUR	250,323	Citibank, N.A.	6/7/22	13,038	—

36	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CZK	67,600,000	EUR	2,578,745	Standard Chartered Bank	6/7/22	$161,604	$—

CZK	45,000,000	EUR	1,733,329	Standard Chartered Bank	6/7/22	89,923	—

CZK	6,100,000	EUR	234,622	Standard Chartered Bank	6/7/22	12,549	—

EUR	5,077,182	CZK	125,200,000	BNP Paribas	6/7/22	18,894	—

USD	1,604,240	MYR	6,750,000	Barclays Bank PLC	6/7/22	49,854	—

CZK	35,264,764	EUR	1,433,521	Citibank, N.A.	6/14/22	—	(10,684)

CZK	46,590,630	EUR	1,892,873	Citibank, N.A.	6/14/22	—	(13,008)

CZK	58,774,606	EUR	2,386,434	Goldman Sachs International	6/14/22	—	(14,881)

EUR	5,690,976	CZK	140,630,000	Goldman Sachs International	6/14/22	15,475	—

USD	3,299,955	EUR	2,984,929	BNP Paribas	6/15/22	144,805	—

USD	344,292	EUR	311,425	BNP Paribas	6/15/22	15,108	—

USD	7,204,529	THB	247,643,000	Standard Chartered Bank	6/15/22	—	(30,203)

USD	7,752,436	THB	266,702,000	Standard Chartered Bank	6/15/22	—	(39,093)

CNH	22,086,125	USD	3,445,194	Citibank, N.A.	6/23/22	—	(131,401)

USD	43,676,944	CNH	280,000,000	Citibank, N.A.	6/23/22	1,665,853	—

USD	31,183,390	CNH	199,907,515	Citibank, N.A.	6/23/22	1,189,345	—

USD	50,045,992	CNH	321,000,000	BNP Paribas	6/27/22	1,893,238	—

USD	11,995,713	ILS	38,077,511	Barclays Bank PLC	7/6/22	553,906	—

USD	60,419,077	ILS	191,815,466	JPMorgan Chase Bank, N.A.	8/1/22	2,699,851	—

USD	24,079,118	ILS	76,155,025	JPMorgan Chase Bank, N.A.	8/3/22	1,160,814	—

USD	23,292,293	OMR	9,293,625	BNP Paribas	8/29/22	—	(840,561)

USD	5,030,996	BHD	1,911,024	Standard Chartered Bank	3/13/23	—	(21,016)

USD	4,226,390	SAR	15,887,000	Standard Chartered Bank	3/13/23	—	(1,420)

USD	14,516,249	SAR	54,539,000	Standard Chartered Bank	3/14/23	2,511	—

USD	6,711,224	BHD	2,554,000	Standard Chartered Bank	3/15/23	—	(40,438)

USD	9,325,301	BHD	3,527,976	Standard Chartered Bank	3/16/23	—	(1,038)

USD	14,485,050	SAR	54,500,000	Standard Chartered Bank	3/14/24	3,649	—

USD	7,606,557	BHD	2,900,000	Standard Chartered Bank	3/18/24	—	(33,061)

USD	11,776,656	OMR	4,666,500	BNP Paribas	4/8/24	—	(324,491)

USD	11,825,022	OMR	4,664,971	Standard Chartered Bank	4/22/24	—	(271,801)

USD	8,189,339	OMR	3,237,000	BNP Paribas	7/8/24	—	(214,386)

USD	5,155,499	OMR	2,039,000	Standard Chartered Bank	7/15/24	—	(138,042)

USD	954,425	OMR	378,000	BNP Paribas	7/29/24	—	(26,918)

						$12,098,447	$(3,381,671)

37	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

5/5/22	COP	8,877,350	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	$2,242,888	$(52,853)

5/20/22	COP	8,255,529	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	2,085,783	(33,014)

5/26/22	COP	27,410,880	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	6,925,437	(52,737)

5/30/22	COP	8,038,070	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	2,030,841	(8,040)

						$(146,644)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 2-Year Treasury Note	18	Long	6/30/22	$3,794,625	$(70,369)

U.S. 5-Year Treasury Note	22	Long	6/30/22	2,478,781	(13,959)

U.S. 10-Year Treasury Note	60	Long	6/21/22	7,149,375	(428,348)

U.S. Ultra-Long Treasury Bond	16	Long	6/21/22	2,567,000	(340,741)

Euro-Bobl	(9)	Short	6/8/22	(1,207,517)	47,219

U.S. 5-Year Treasury Note	(2,572)	Short	6/30/22	(289,792,062)	5,768,061

U.S. 10-Year Treasury Note	(2,594)	Short	6/21/22	(309,091,313)	15,789,411

U.S. Long Treasury Bond	(2)	Short	6/21/22	(281,375)	27,188

					$20,778,462

Inflation Swaps (Centrally Cleared)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$1,001,356

EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	3,621,791

EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	772,897

EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	772,897

38	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$772,189

EUR	5,260	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	865,940

EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(1,423,563)

EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	(4,952,826)

EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,021,124)

EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,021,124)

EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,023,463)

EUR	5,260	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(1,201,477)

USD	10,320	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.98% (pays upon termination)	12/2/26	(569,354)

USD	26,110	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.90% (pays upon termination)	1/11/27	(1,285,945)

USD	26,110	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.89% (pays upon termination)	1/12/27	(1,286,880)

USD	19,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.09% (pays upon termination)	4/2/29	(1,311,361)

USD	14,990	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.13% (pays upon termination)	3/29/32	(101,476)

USD	10,190	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.16% (pays upon termination)	3/30/32	(30,412)

USD	3,111	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.04% (pays upon termination)	3/31/32	(46,040)

USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	(3,989,462)

USD	24,200	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(1,473,171)

USD	8,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(524,384)

USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	4,844,018

USD	16,200	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	1,097,444

USD	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	537,949

USD	8,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	663,262

USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	539,981

39	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	$528,045

USD	4,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	632,716

							$(4,611,577)

Inflation Swaps (OTC)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$2,911,509

								$2,911,509

Interest Rate Swaps (Centrally Cleared)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	31,820	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.51% (pays upon termination)	1/4/27	$60,161	$—	$60,161

CLP	6,172,270	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.84% (pays semi-annually)	6/15/27	(65,180)	—	(65,180)

CLP	1,772,270	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.48% (pays semi-annually)	3/29/32	27,177	—	27,177

CLP	1,163,100	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	(10,654)	—	(10,654)

CLP	3,572,210	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	14,628	—	14,628

COP	51,043,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	1,891,419	—	1,891,419

COP	11,169,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	397,064	—	397,064

40	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	30,747,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.36% (pays quarterly)	6/15/27	$135,625	$—	$135,625

COP	4,505,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	205,053	—	205,053

COP	3,218,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	146,075	—	146,075

CZK	267,900	Receives	6-month CZK PRIBOR (pays semi-annually)	3.84% (pays annually)	3/16/27	551,630	—	551,630

HUF	3,242,400	Receives	6-month HUF BUBOR (pays semi-annually)	5.12% (pays annually)	3/16/27	791,990	—	791,990

ILS	65,800	Receives	3-month ILS TELBOR (pays quarterly)	0.99% (pays annually)	3/16/27	1,020,920	—	1,020,920

INR	488,300	Receives	Mumbai Overnight Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	6/15/27	8,698	—	8,698

INR	557,700	Receives	Mumbai Overnight Interbank Offered Rate (pays semi-annually)	6.70% (pays semi-annually)	6/15/27	5,383	—	5,383

MXN	260,250	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	8.65% (pays monthly)	6/9/27	254,894	—	254,894

PLN	43,200	Receives	6-month PLN WIBOR (pays semi-annually)	4.16% (pays annually)	3/16/27	867,079	—	867,079

THB	747,860	Receives	6-month THB Fixing Rate (pays semi-annually)	1.40% (pays semi-annually)	3/16/27	808,934	—	808,934

THB	384,716	Receives	6-month THB Fixing Rate (pays semi-annually)	1.19% (pays semi-annually)	2/23/28	721,045	—	721,045

THB	192,358	Receives	6-month THB Fixing Rate (pays semi-annually)	1.34% (pays semi-annually)	2/25/28	314,281	—	314,281

USD	14,800	Receives	SOFR (pays annually)	1.39% (pays annually)	1/12/27	835,706	—	835,706

USD	14,850	Receives	SOFR (pays annually)	1.39% (pays annually)	1/13/27	842,044	—	842,044

USD	29,550	Receives	SOFR (pays annually)	1.33% (pays annually)	1/18/27	1,766,723	—	1,766,723

USD	18,670	Receives	3-month USD-LIBOR (pays quarterly)	2.56% (pays semi-annually)	3/29/32	672,392	—	672,392

USD	12,670	Receives	3-month USD-LIBOR (pays quarterly)	2.55% (pays semi-annually)	3/30/32	463,860	—	463,860

USD	3,874	Receives	3-month USD-LIBOR (pays quarterly)	2.49% (pays semi-annually)	3/31/32	162,620	—	162,620

USD	12,100	Receives	SOFR (pays annually)	1.43% (pays annually)	11/9/51	2,546,236	—	2,546,236

ZAR	14,620	Pays	3-month ZAR JIBAR (pays quarterly)	6.54% (pays quarterly)	2/23/27	(27,640)	—	(27,640)

ZAR	242,000	Receives	3-month ZAR JIBAR (pays quarterly)	7.30% (pays quarterly)	6/15/27	175,071	—	175,071

Total						$15,583,234	$—	$15,583,234

41	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

BNP Paribas	MYR	68,600	Receives	3-month MYR KLIBOR (pays quarterly)	3.20% (pays quarterly)	6/15/27	$548,376

Standard Chartered Bank	MYR	73,400	Receives	3-month MYR KLIBOR (pays quarterly)	3.20% (pays quarterly)	6/15/27	584,418

Total							$1,132,794

Credit Default Swaps - Buy Protection (Centrally Cleared)

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Brazil	$6,700	1.00% (pays quarterly)(1)	6/20/27	$379,648	$(350,278)	$29,370

Malaysia	22,017	1.00% (pays quarterly)(1)	6/20/27	(111,173)	92,945	(18,228)

Markit CDX North America Investment Grade Index (CDX.NA.IG.38.V1)	128,000	1.00% (pays quarterly)(1)	6/20/27	(1,127,211)	1,630,376	503,165

Total				$(858,736)	$1,373,043	$514,307

*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps (OTC)

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 959,074,478 (pays semi-annually)*	(0.24)% on CLP equivalent of CLF 32,886 (pays semi-annually)*	2/11/31	$124,949

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 959,284,060 (pays semi-annually)*	(0.27)% on CLP equivalent of CLF 32,885 (pays semi-annually)*	2/12/31	127,853

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 467,082,022 (pays semi-annually)*	(0.32)% on CLP equivalent of CLF 15,992 (pays semi-annually)*	2/17/31	65,252

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,831,709,463 (pays semi-annually)*	(0.15)% on CLP equivalent of CLF 62,683 (pays semi-annually)*	2/19/31	222,382

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,427,472,450 (pays semi-annually)*	2.06% on CLP equivalent of CLF 45,000 (pays semi-annually)*	3/29/32	(27,288)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 952,568,100 (pays semi-annually)*	2.10% on CLP equivalent of CLF 30,000 (pays semi-annually)*	4/8/32	(22,397)

42	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC) (continued)

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 2,921,491,280 (pays semi-annually)*	2.25% on CLP equivalent of CLF 92,000 (pays semi-annually)*	4/11/32	$(117,505)

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 558,512,295 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 19,151 (pays semi-annually)*	2/11/31	71,255

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 1,117,024,590 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 38,302 (pays semi-annually)*	2/11/31	143,113

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 1,117,024,590 (pays semi-annually)*	(0.23)% on CLP equivalent of CLF 38,302 (pays semi-annually)*	2/11/31	144,320

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 890,207,440 (pays semi-annually)*	(0.30)% on CLP equivalent of CLF 30,517 (pays semi-annually)*	2/12/31	121,530

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 839,036,096 (pays semi-annually)*	(0.31)% on CLP equivalent of CLF 28,727 (pays semi-annually)*	2/16/31	116,471

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 559,347,662 (pays semi-annually)*	(0.34)% on CLP equivalent of CLF 19,151 (pays semi-annually)*	2/16/31	79,457

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 564,044,545 (pays semi-annually)*	(0.21)% on CLP equivalent of CLF 19,307 (pays semi-annually)*	2/18/31	71,907

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 564,185,100 (pays semi-annually)*	(0.16)% on CLP equivalent of CLF 19,307 (pays semi-annually)*	2/19/31	68,648

				$1,189,947

*

At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.

Abbreviations:

ADR	–	American Depositary Receipt

COF	–	Cost of Funds 11th District

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

HICP	–	Harmonised Indices of Consumer Prices

LIBOR	–	London Interbank Offered Rate

OTC	–	Over-the-counter

PIK	–	Payment In Kind

SOFR	–	Secured Overnight Financing Rate

TBA	–	To Be Announced

Currency Abbreviations:

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CLF	–	Chilean Unidad de Fomento

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CZK	–	Czech Koruna

EGP	–	Egyptian Pound

EUR	–	Euro

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

ILS	–	Israeli Shekel

INR	–	Indian Rupee

ISK	–	Icelandic Krona

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PEN	–	Peruvian Sol

43	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

PLN	–	Polish Zloty

RSD	–	Serbian Dinar

SAR	–	Saudi Riyal

SEK	–	Swedish Krona

THB	–	Thai Baht

UAH	–	Ukrainian Hryvnia

USD	–	United States Dollar

UZS	–	Uzbekistani Som

ZAR	–	South African Rand

44	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Unaffiliated investments, at value (identified cost $1,999,069,363)	$1,830,199,477

Affiliated investments, at value (identified cost $269,153,793)	264,701,460

Cash	8,631,289

Deposits for derivatives collateral:

Futures contracts	7,785,387

Centrally cleared derivatives	31,660,105

OTC derivatives	10,251,231

Deposits for forward commitment securities	730,000

Foreign currency, at value (identified cost $7,025,242)	6,788,973

Interest and dividends receivable	16,969,820

Interest and dividends receivable from affiliated investments	213,312

Receivable for investments sold	7,599,014

Receivable for TBA sale commitments	102,653,032

Receivable for variation margin on open futures contracts	939,596

Receivable for open forward foreign currency exchange contracts	12,098,447

Receivable for open swap contracts	5,401,440

Total assets	$2,306,622,583

Liabilities

Cash collateral due to brokers	$8,310,000

Payable for investments purchased	7,359,392

Payable for when-issued/delayed delivery/forward commitment securities	161,207,763

TBA sale commitments, at value (proceeds receivable $102,653,032)	99,573,008

Payable for variation margin on open centrally cleared derivatives	1,741,565

Payable for open forward commodity contracts	175,247

Payable for open forward foreign currency exchange contracts	3,381,671

Payable for open swap contracts	167,190

Payable for open non-deliverable bond forward contracts	146,644

Payable to affiliates:

Investment adviser fee	957,115

Trustees’ fees	7,720

Interest payable on securities sold short	199,722

Accrued expenses	460,459

Total liabilities	$283,687,496

Net Assets applicable to investors’ interest in Portfolio	$2,022,935,087

45	See Notes to Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income (net of foreign taxes withheld of $27,784)	$3,189,199

Dividend income from affiliated investments	99,891

Interest and other income (net of foreign taxes withheld of $489,913)	30,386,239

Interest income from affiliated investments	242,450

Total investment income	$33,917,779

Expenses

Investment adviser fee	$5,565,542

Trustees’ fees and expenses	46,118

Custodian fee	433,738

Legal and accounting services	74,300

Interest and dividend expense on securities sold short	370,829

Miscellaneous	105,577

Total expenses	$6,596,104

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$2,551

Total expense reductions	$2,551

Net expenses	$6,593,553

Net investment income	$27,324,226

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions (net of foreign capital gains taxes of $16,828)	$(21,523,175)

Investment transactions - affiliated investment	(20,577)

Securities sold short	1,300,122

TBA sale commitments	286,250

Futures contracts	6,606,675

Swap contracts	4,975,738

Foreign currency transactions	(1,795,772)

Forward foreign currency exchange contracts	1,145,876

Non-deliverable bond forward contracts	(2,007,218)

Net realized loss	$(11,032,081)

Change in unrealized appreciation (depreciation):

Investments (including net decrease in accrued foreign capital gains taxes of $362,630)	$(74,159,551)

Investments - affiliated investments	145,041

Securities sold short	1,285,115

TBA sale commitments	2,803,458

Futures contracts	18,098,579

Swap contracts	11,139,632

Forward commodity contracts	505,508

Foreign currency	(697,247)

Forward foreign currency exchange contracts	14,363,041

Non-deliverable bond forward contracts	198,612

Net change in unrealized appreciation (depreciation)	$(26,317,812)

Net realized and unrealized loss	$(37,349,893)

Net decrease in net assets from operations	$(10,025,667)

46	See Notes to Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$27,324,226	$69,168,554

Net realized gain (loss)	(11,032,081)	7,746,999

Net change in unrealized appreciation (depreciation)	(26,317,812)	(28,485,675)

Net increase (decrease) in net assets from operations	$(10,025,667)	$48,429,878

Capital transactions:

Contributions	$369,337,757	$833,269,734

Withdrawals	(217,438,038)	(359,755,011)

Net increase in net assets from capital transactions	$151,899,719	$473,514,723

Net increase in net assets	$141,874,052	$521,944,601

Net Assets

At beginning of period	$1,881,061,035	$1,359,116,434

At end of period	$2,022,935,087	$1,881,061,035

47	See Notes to Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2021		2020		2019	2018	2017

Ratios (as a percentage of average daily net assets):

Expenses	0.69	%(1)(2)(3)	0.70	%(2)	0.69	%(2)	0.69%	0.69%	0.68%

Net investment income	2.88	%(1)	4.22%		2.85%		4.61%	4.47%	3.84%

Portfolio Turnover	162	%(4)(5)	218	%(5)	87	%(5)	39%	57%	44%

Total Return	(0.41	)%(4)	3.53%		7.52%		3.21%	2.74%	6.70%

Net assets, end of period (000’s omitted)	$2,022,935		$1,881,061		$1,359,116		$1,367,072	$1,490,482	$1,633,327

(1)	Annualized.

(2)

Includes interest and/or dividend expense on securities sold short of 0.05%, 0.03% and 0.01% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021 and 2020, respectively.

(3)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(4)	Not annualized.

(5)	Includes the effect of To-Be-Announced (TBA) transactions.

48	See Notes to Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2022, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 99.2% and 0.8%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at April 30, 2022 were $1,684,504 or 0.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued at the price provided by the exchange on which they are traded or if unavailable, by a third party pricing service based on an interpolation of the forward rates. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to,

49

Global Opportunities Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

50

Global Opportunities Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

I  Futures Contracts — Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange, Non-Deliverable Bond Forward and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

M  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

N  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by

51

Global Opportunities Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

O  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

P  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

Q  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

R  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

S  Forward Sale Commitments — The Portfolio may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset

52

Global Opportunities Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Portfolio’s policies on investment valuations discussed above. The Portfolio records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Portfolio realizes a gain or loss on investments based on the price established when the Portfolio entered into the commitment. If the Portfolio enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.

T  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

U  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	0.615%

$500 million but less than $1 billion	0.595%

$1 billion but less than $1.5 billion	0.575%

$1.5 billion but less than $2 billion	0.555%

$2 billion but less than $3 billion	0.520%

$3 billion and over	0.490%

In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2022, the Portfolio’s investment adviser fee amounted to $5,565,542 or 0.59% (annualized) of the Portfolio’s consolidated average daily net assets.

Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds-Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $2,551 relating to the Portfolio’s investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

53

Global Opportunities Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans, TBA transactions and securities sold short, for the six months ended April 30, 2022 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$422,175,616	$253,590,242

U.S. Government and Agency Securities	2,093,989,213	2,297,563,845

	$2,516,164,829	$2,551,154,087

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at April 30, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,310,851,879

Gross unrealized appreciation	$88,599,156

Gross unrealized depreciation	(250,665,515)

Net unrealized depreciation	$(162,066,359)

5  Restricted Securities

At April 30, 2022, the Portfolio owned the following securities (representing 1.2% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date(s) of Acquisition	Shares	Cost	Value

Reinsurance Side Cars

Mt. Logan Re, Ltd., Series 13, Preference Shares	1/2/18	10,000	$6,658,283	$9,990,848

Mt. Logan Re, Ltd., Series 17, Preference Shares	1/26/21	860	572,931	859,652

Mt. Logan Re, Ltd., Special Investment Series 13, 12/19	1/17/20	1,829	1,322,544	655,020

Sussex Capital, Ltd., Designated Investment Series 5, 5/19	5/31/19	249	212,150	39,475

Sussex Capital, Ltd., Designated Investment Series 5, 12/19	1/17/20	791	673,953	22,457

Sussex Capital, Ltd., Designated Investment Series 5, 6/20	6/30/20	434	69,673	79,497

Sussex Capital, Ltd., Designated Investment Series 5, 12/20	1/25/21	292	284,695	52,247

Sussex Capital, Ltd., Designated Investment Series 5, 4/21	4/1/21	247	195,858	136,918

Sussex Capital, Ltd., Designated Investment Series 5, 12/21	1/24/22	958	—	947,612

Sussex Capital, Ltd., Designated Investment Series 15, 12/21	1/24/22	743	—	734,475

Sussex Capital, Ltd., Series 5, Preference Shares	12/17/18	6,000	4,563,671	5,709,473

Sussex Capital, Ltd., Series 15, Preference Shares	6/1/21	5,000	5,000,000	4,347,399

Sussex Re, Ltd., Series 2020A	1/21/20	4,081,939	199,691	156,338

Sussex Re, Ltd., Series 2021A	1/14/21	4,154,232	3,475,256	599,871

Total Restricted Securities			$23,228,705	$24,331,282

54

Global Opportunities Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, forward commodity contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Consolidated Portfolio of Investments. At April 30, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $3,870,752. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $3,655,198 at April 30, 2022.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2022. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

55

Global Opportunities Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2022 was as follows:

				Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit		Foreign Exchange	Interest Rate	Total

Not applicable	$—	$379,648	*	$16,395,366 *	$53,969,072 *	$70,744,086

Receivable for open forward foreign currency exchange contracts	—	—		12,098,447	—	12,098,447

Receivable for open swap contracts	—	—		—	5,401,440	5,401,440

Total Asset Derivatives	$—	$379,648		$28,493,813	$59,370,512	$88,243,973

Derivatives not subject to master netting or similar agreements	$—	$379,648		$16,395,366	$53,969,072	$70,744,086

Total Asset Derivatives subject to master netting or similar agreements	$—	$—		$12,098,447	$5,401,440	$17,499,887

Not applicable	$—	$(1,238,384	)*	$(9,092,494)*	$(22,218,953)*	$(32,549,831)

Payable for open forward foreign currency exchange contracts	—	—		(3,381,671)	—	(3,381,671)

Payable for open swap contracts	—	—		—	(167,190)	(167,190)

Payable for open forward commodity contracts	(175,247)	—		—	—	(175,247)

Payable for open non-deliverable bond forward contracts	—	—		—	(146,644)	(146,644)

Total Liability Derivatives	$(175,247)	$(1,238,384)		$(12,474,165)	$(22,532,787)	$(36,420,583)

Derivatives not subject to master netting or similar agreements	$—	$(1,238,384)		$(9,092,494)	$(22,218,953)	$(32,549,831)

Total Liability Derivatives subject to master netting or similar agreements	$(175,247)	$—		$(3,381,671)	$(313,834)	$(3,870,752)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2022.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$2,968,970	$(287,006)	$—	$(2,681,964)	$—	$2,720,000

Barclays Bank PLC	603,760	—	—	(530,000)	73,760	530,000

BNP Paribas	2,802,450	(1,567,488)	(1,234,962)	—	—	—

Citibank, N.A.	3,908,527	(732,689)	—	—	3,175,838	—

Goldman Sachs International	601,405	(412,264)	—	(80,000)	109,141	80,000

JPMorgan Chase Bank, N.A.	3,883,201	—	—	(3,510,000)	373,201	3,510,000

Standard Chartered Bank	1,854,562	(651,224)	—	—	1,203,338	—

State Street Bank and Trust Company	60,311	—	—	—	60,311	—

56

Global Opportunities Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

The Bank of Nova Scotia	$816,701	$—	$—	$(740,000)	$76,701	$740,000

	$17,499,887	$(3,650,671)	$(1,234,962)	$(7,541,964)	$5,072,290	$7,580,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(287,006)	$287,006	$—	$—	$—	$—

BNP Paribas	(1,567,488)	1,567,488	—	—	—	—

Citibank, N.A.	(907,936)	732,689	—	175,247	—	2,671,231

Goldman Sachs International	(412,264)	412,264	—	—	—	—

Standard Chartered Bank	(651,224)	651,224	—	—	—	—

UBS AG	(44,834)	—	44,834	—	—	—

	$(3,870,752)	$3,650,671	$44,834	$175,247	$—	$2,671,231

Total — Deposits for derivatives collateral — OTC derivatives						$10,251,231

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

57

Global Opportunities Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2022 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Foreign Exchange	Interest Rate	Total

Net realized gain (loss):

Investment transactions	$—	$—	$—	$(1,143,186)	$(1,143,186)

Futures contracts	—	—	—	6,606,675	6,606,675

Swap contracts	—	450,916	—	4,524,822	4,975,738

Forward foreign currency exchange contracts	—	—	1,145,876	—	1,145,876

Non-deliverable bond forward contracts	—	—	—	(2,007,218)	(2,007,218)

Total	$—	$450,916	$1,145,876	$7,981,093	$9,577,885

Change in unrealized appreciation (depreciation):

Investments	$—	$—	$—	$1,132,490	$1,132,490

Futures contracts	—	—	—	18,098,579	18,098,579

Swap contracts	—	1,008,819	—	10,130,813	11,139,632

Forward commodity contracts	505,508	—	—	—	505,508

Forward foreign currency exchange contracts	—	—	14,363,041	—	14,363,041

Non-deliverable bond forward contracts	—	—	—	198,612	198,612

Total	$505,508	$1,008,819	$14,363,041	$29,560,494	$45,437,862

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2022, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Commodity Contracts	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts

$257,961,000	$401,176,000	$8,367,000	$1,174,845,000	$22,059,000

Purchased Swaptions	Swap Contracts

$20,804,000	$1,093,123,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.

58

Global Opportunities Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Investments in Affiliated Issuers and Funds

The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At April 30, 2022, the value of the Portfolio’s investment in affiliated issuers and funds was $264,701,460, which represents 13.1% of the Portfolio’s net assets. Transactions in affiliated issuers and funds by the Portfolio for the six months ended April 30, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units/ Shares, end of period

Commercial Mortgage-Backed Securities

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class D, 4.496%, 8/15/46	$367,500	$—	$—	$—	$145,041	$369,159	$242,450	$5,000,000

Short-Term Investments

Cash Reserves Fund	320,744,078	1,342,161,545	(1,662,885,046)	(20,577)	—	—	89,693	—

Liquidity Fund	—	276,093,508	(11,761,207)	—	—	264,332,301	10,198	264,332,301

Total				$(20,577)	$145,041	$264,701,460	$342,341

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Asset-Backed Securities	$—	$365,978,947		$—	$365,978,947

Closed-End Funds	8,255,340	—		—	8,255,340

Collateralized Mortgage Obligations	—	236,286,512		—	236,286,512

Commercial Mortgage-Backed Securities	—	11,235,216		—	11,235,216

Common Stocks	2,819,601	10,702,507	*	—	13,522,108

Convertible Bonds	—	6,043,114		—	6,043,114

Foreign Corporate Bonds	—	101,005,027		855,018	101,860,045

Government National Mortgage Association Participation Agreements	—	291,836,082		—	291,836,082

59

Global Opportunities Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total

Loan Participation Notes	$—	$—	$489,061	$489,061

Reinsurance Side Cars	—	—	42,345,274	42,345,274

Senior Floating-Rate Loans	—	1,325,910	—	1,325,910

Sovereign Government Bonds	—	380,320,688	7,820,804	388,141,492

Sovereign Loans	—	1,594,503	—	1,594,503

U.S. Government Agency Commercial Mortgage-Backed

Securities	—	18,133,474	—	18,133,474

U.S. Government Agency Mortgage-Backed Securities	—	225,982,248	—	225,982,248

U.S. Government Guaranteed Small Business Administration

Loans	—	28,193,292	—	28,193,292

Short-Term Investments:

Affiliated Fund	264,332,301	—	—	264,332,301

Sovereign Government Securities	—	82,346,731	—	82,346,731

U.S. Treasury Obligations	—	6,999,287	—	6,999,287

Total Investments	$275,407,242	$1,767,983,538	$51,510,157	$2,094,900,937

Forward Foreign Currency Exchange Contracts	$—	$28,493,813	$—	$28,493,813

Futures Contracts	21,631,879	—	—	21,631,879

Swap Contracts	—	38,118,281	—	38,118,281

Total	$297,039,121	$1,834,595,632	$51,510,157	$2,183,144,910

Liability Description

TBA Sale Commitments	$—	$(99,573,008)	$—	$(99,573,008)

Forward Commodity Contracts	—	(175,247)	—	(175,247)

Forward Foreign Currency Exchange Contracts	—	(12,474,165)	—	(12,474,165)

Non-Deliverable Bond Forward Contracts	—	(146,644)	—	(146,644)

Futures Contracts	(853,417)	—	—	(853,417)

Swap Contracts	—	(22,771,110)	—	(22,771,110)

Total	$(853,417)	$(135,140,174)	$—	$(135,993,591)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

60

Global Opportunities Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Reinsurance Side Cars*	Investments in Sovereign Government Bonds	Total

Balance as of October 31, 2021	$1,034,540	$526,298	$39,352,445	$—	$40,913,283

Realized gains (losses)	—	—	(1,426,234)	—	(1,426,234)

Change in net unrealized appreciation (depreciation)	14,228	(41,495)	27,097	(10,485,153)	(10,485,323)

Cost of purchases	—	—	14,800,000	—	14,800,000

Proceeds from sales, including return of capital	(193,750)	—	(10,408,034)	—	(10,601,784)

Accrued discount (premium)	—	4,258	—	134,637	138,895

Transfers to Level 3	—	—	—	18,171,320	18,171,320

Transfers from Level 3	—	—	—	—	—

Balance as of April 30, 2022	$855,018	$489,061	$42,345,274	$7,820,804	$51,510,157

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2022	$11,375	$(41,495)	$(153,263)	$(10,485,153)	$(10,668,536)

*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2022:

Type of Investment	Fair Value as of April 30, 2022	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*

Foreign Corporate Bonds	$855,018	Maxtrix Pricing	Credit Spread to U.S. Treasury	17.69%	Decrease

Loan Participation Notes	489,061	Maxtrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	3.98%	Decrease

Sovereign Government Bonds	7,820,804	Third Party Indication of Value	Foreign Currency Exchange Rate	33.30 UAH/USD	Decrease

Included in foreign corporate bonds are securities valued at $0 based on their estimated recovery value percentage.

*

Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

61

Global Opportunities Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

10  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

62

Global Opportunities Portfolio

April 30, 2022

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Alan C. Bowser**

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

Nancy A. Wiser**

*	Interested Trustee

**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

63

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

64

Eaton Vance Funds

Privacy Notice — continued	April 2021

Page 2

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

65

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

66

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Emerging Markets Local

Income Portfolio, Global Macro Absolute Return

Advantage Portfolio, Global Opportunities Portfolio,

High Income Opportunities Portfolio and

Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance

Short Duration Strategic Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7688    4.30.22

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

Semiannual Report

April 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2022

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2022

Performance

Portfolio Manager(s) Lewis R. Piantedosi, John H. Croft, CFA and Douglas R. Rogers, CFA, CMT

% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	03/04/2002	03/04/2002	(12.22)%	(5.35)%	10.22%	10.39%
Class A with 5.25% Maximum Sales Charge	—	—	(16.83)	(10.32)	9.04	9.80
Class C at NAV	03/04/2002	03/04/2002	(12.53)	(6.07)	9.39	9.74
Class C with 1% Maximum Sales Charge	—	—	(13.38)	(6.98)	9.39	9.74
Class I at NAV	09/11/2015	03/04/2002	(12.11)	(5.13)	10.49	10.57

Russell 3000® Index	—	—	(11.75)%	(3.11)%	13.00%	13.28%
MSCI EAFE Index	—	—	(11.80)	(8.15)	4.77	5.77
ICE BofA Fixed Rate Preferred Securities Index	—	—	(11.70)	(10.10)	2.39	4.53
Blended Index	—	—	(11.72)	(4.27)	11.15	11.70

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A After Taxes on Distributions		03/04/2002	03/04/2002	(10.78)%	8.57%	9.03%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	(5.53)	7.37	8.08
Class C After Taxes on Distributions		03/04/2002	03/04/2002	(7.40)	9.04	9.06
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	(3.61)	7.70	8.07
Class I After Taxes on Distributions		09/11/2015	03/04/2002	(5.67)	9.96	9.75
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	(2.37)	8.59	8.75

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				1.26%	2.01%	1.01%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2022

Fund Profile

Portfolio Allocation (% of total investments)*

*

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests. Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

3

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2022

Endnotes and Additional Disclosures

[1]

Russell 3000® Index is an unmanaged index of the 3,000 largest U. S. stocks. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofA Fixed Rate Preferred Securities Index is an unmanaged index of fixed-rate, preferred securities issued in the U. S. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 80% Russell 3000® Index, 10% MSCI EAFE Index and 10% ICE BofA Fixed Rate Preferred Securities Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.

[3]

Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective June 30, 2022, the portfolio managers of the Fund are John H. Croft, CFA and Douglas R. Rogers, CFA, CMT.

4

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2022

Fund Expenses

Example

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/21)	Ending Account Value (4/30/22)	Expenses Paid During Period* (11/1/21 – 4/30/22)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$877.80	$5.87	1.26%
Class C	$1,000.00	$874.70	$9.34	2.01%
Class I	$1,000.00	$878.90	$4.71	1.01%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.55	$6.31	1.26%
Class C	$1,000.00	$1,014.83	$10.04	2.01%
Class I	$1,000.00	$1,019.79	$5.06	1.01%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2021. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2022

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 93.5%
Description			Value

Tax-Managed Growth Portfolio (identified cost, $73,859,346)			$216,620,487

Tax-Managed International Equity Portfolio (identified cost, $27,937,226)			31,446,886

Tax-Managed Multi-Cap Growth Portfolio (identified cost, $34,124,121)			88,217,660

Tax-Managed Small-Cap Portfolio (identified cost, $55,466,909)			64,667,177

Tax-Managed Value Portfolio (identified cost, $96,912,330)			166,768,713

Total Investments in Affiliated Portfolios (identified cost $288,299,932)			$567,720,923

Debt Obligations — 4.5%(1)
Security	Principal Amount* (000’s omitted)		Value

Banks — 2.7%

Banco Davivienda S.A., 6.65% to 4/22/31(2)(3)(4)		200	$177,796

Banco Mercantil del Norte S.A./Grand Cayman, 8.375% to 10/14/30(2)(3)(4)		600	620,265

Bank of America Corp.:

Series RR, 4.375% to 1/27/27(3)(4)		830	736,625

Series TT, 6.125% to 4/27/27(3)(4)		240	240,600

Barclays PLC, 6.125% to 12/15/25(3)(4)		1,000	981,870

BNP Paribas S.A., 4.625% to 2/25/31(2)(3)(4)		603	509,505

Citigroup, Inc., Series M, 6.30% to 5/15/24(3)(4)		940	932,950

Comerica, Inc., 5.625% to 7/1/25(3)(4)		318	324,360

Credit Suisse Group AG, 4.50% to 9/3/30(2)(3)(4)		1,017	817,414

Deutsche Bank AG, 7.125% to 4/30/26(3)(4)(5)	GBP	400	491,545

Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(2)(3)(4)		473	501,380

HSBC Holdings PLC, 4.60% to 12/17/30(3)(4)		721	612,850

Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(3)(4)		395	395,778

ING Groep NV, 6.50% to 4/16/25(3)(4)		770	769,846

JPMorgan Chase & Co.:

Series KK, 3.65% to 6/1/26(3)(4)		881	792,900

Series X, 6.10% to 10/1/24(3)(4)		696	697,897

KeyCorp, Series D, 5.00% to 9/15/26(3)(4)		975	934,732

Lloyds Banking Group PLC, 7.50% to 6/27/24(3)(4)		600	613,122

Natwest Group PLC:

4.60% to 6/28/31(3)(4)		200	168,045

6.00% to 12/29/25(3)(4)		229	226,263

8.00% to 8/10/25(3)(4)		778	820,277

Security	Principal Amount* (000’s omitted)		Value

Banks (continued)

PNC Financial Services Group, Inc. (The):

Series S, 5.00% to 11/1/26(3)(4)		485	$468,025

Series U, 6.00% to 5/15/27(3)(4)		690	690,000

Societe Generale S.A.:

4.75% to 5/26/26(2)(3)(4)		636	566,285

5.375% to 11/18/30(2)(3)(4)		506	445,533

Standard Chartered PLC, 4.75% to 1/14/31(2)(3)(4)		577	495,138

SVB Financial Group., Series C, 4.00% to 5/15/26(3)(4)		600	522,570

Truist Financial Corp., Series Q, 5.10% to 3/1/30(3)(4)		249	249,311

Unicaja Banco S.A., 4.875% to 11/18/26(3)(4)(5)	EUR	600	551,190

Wells Fargo & Co., Series BB, 3.90% to 3/15/26(3)(4)		220	200,877

			$16,554,949

Capital Markets — 0.4%

AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(4)		425	$399,058

Charles Schwab Corp. (The):

Series G, 5.375% to 6/1/25(3)(4)		651	659,183

Series I, 4.00% to 6/1/26(3)(4)		467	424,036

UBS Group AG:

4.375% to 2/10/31(2)(3)(4)		419	350,787

6.875% to 8/7/25(3)(4)(5)		348	353,484

			$2,186,548

Diversified Financial Services — 0.1%

American AgCredit Corp., Series QIB, 5.25% to 6/15/26(2)(3)(4)		664	$606,730

Goldman Sachs Group, Inc. (The), Series V, 4.125% to 11/10/26(3)(4)		143	128,424

			$735,154

Electric Utilities — 0.4%

Dominion Energy, Inc., Series C, 4.35% to 1/15/27(3)(4)		583	$535,369

Edison International, Series B, 5.00% to 12/15/26(3)(4)		199	180,617

Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)		450	457,875

Sempra Energy, 4.125% to 1/1/27, 4/1/52(4)		581	511,668

Southern California Edison Co., Series E, 4.516%, (3 mo. USD LIBOR + 4.199%)(3)(6)		249	246,510

Southern Co. (The), Series B, 4.456%, (3 mo. USD LIBOR + 3.63%), 3/15/57(6)		366	359,692

			$2,291,731

Food Products — 0.1%

Land O’ Lakes, Inc., 8.00%(2)(3)		824	$868,311

			$868,311

6

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Gas Utilities — 0.1%

NiSource, Inc., 5.65% to 6/15/23(3)(4)	645	$625,650

		$625,650

Independent Power and Renewable Electricity Producers — 0.1%

Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(4)	408	$373,704

		$373,704

Insurance — 0.1%

QBE Insurance Group, Ltd., 5.875% to 5/12/25(2)(3)(4)	469	$472,518

		$472,518

Multi-Utilities — 0.1%

Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(3)(4)	900	$866,560

		$866,560

Oil, Gas & Consumable Fuels — 0.4%

DCP Midstream, L.P., Series A, 7.375% to 12/15/22(3)(4)	925	$881,063

EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(3)(4)	658	488,170

Odebrecht Oil & Gas Finance, Ltd., 0.00%(2)(3)	550	2,339

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(3)(4)	1,050	884,625

		$2,256,197

Pipelines — 0.0%(7)

Energy Transfer, L.P., Series B, 6.625% to 2/15/28(3)(4)	359	$311,881

		$311,881

Total Debt Obligations (identified cost $29,637,739)		$27,543,203

Exchange-Traded Funds — 1.0%
Security	Shares	Value

Equity Funds — 1.0%

Global X U.S. Preferred ETF	130,000	$2,824,900

iShares Preferred & Income Securities ETF	86,286	2,929,409

Total Exchange-Traded Funds (identified cost $6,710,738)		$5,754,309

Preferred Stocks — 1.2%
Security	Shares	Value

Banks — 0.2%

First Republic Bank, Series M, 4.00%	20,332	$355,810

JPMorgan Chase & Co., Series LL, 4.625%	8,000	155,040

Wells Fargo & Co., Series L, 7.50% (Convertible)	515	623,917

		$1,134,767

Capital Markets — 0.1%

Stifel Financial Corp., Series D, 4.50%	36,350	$685,925

		$685,925

Electric Utilities — 0.2%

Brookfield BRP Holdings Canada, Inc., 4.625%	24,000	$421,920

SCE Trust III, Series H, 5.75% to 3/15/24(4)	15,237	357,155

SCE Trust IV, Series J, 5.375% to 9/15/25(4)	5,882	128,228

SCE Trust V, Series K, 5.45% to 3/15/26(4)	5,504	131,380

		$1,038,683

Equity Real Estate Investment Trusts (REITs) — 0.1%

SITE Centers Corp., Series A, 6.375%	11,958	$294,765

		$294,765

Insurance — 0.2%

American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(4)	18,409	$476,609

Athene Holding, Ltd., Series C, 6.375% to 6/30/25(4)	11,659	307,565

RenaissanceRe Holdings, Ltd., Series G, 4.20%	20,000	375,600

		$1,159,774

Oil, Gas & Consumable Fuels — 0.2%

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(4)	53,257	$1,142,895

		$1,142,895

Pipelines — 0.1%

Energy Transfer, L.P.:

Series C, 7.375% to 5/15/23(4)	15,000	$356,550

Series E, 7.60% to 5/15/24(4)	14,960	362,032

		$718,582

Real Estate Management & Development — 0.1%

Brookfield Property Partners, L.P.:

Series A, 5.75%	2,121	$41,890

Series A-1, 6.50%	14,575	319,775

7

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Real Estate Management & Development (continued)

Brookfield Property Partners, L.P.: (continued)

Series A2, 6.375%	19,390	$408,935

		$770,600

Total Preferred Stocks (identified cost $7,947,294)		$6,945,991

Total Investments — 100.2% (identified cost $332,595,703)		$607,964,426

Other Assets, Less Liabilities — (0.2)%		$(957,411)

Net Assets — 100.0%		$607,007,015

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $6,434,001 or 1.1% of the Fund’s net assets.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)	Security converts to variable rate after the indicated fixed-rate coupon period.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of these securities is $1,396,219 or 0.2% of the Fund’s net assets.

(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2022.

(7)	Amount is less than 0.05%.

Abbreviations:

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

8

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Unaffiliated investments, at value (identified cost $44,295,771)	$40,243,503

Affiliated investments, at value (identified cost $288,299,932)	567,720,923

Dividends and interest receivable	405,620

Receivable for investments sold	71,951

Receivable for Fund shares sold	376,263

Total assets	$608,818,260

Liabilities

Payable for investments purchased	$932,154

Payable for Fund shares redeemed	443,123

Due to custodian — foreign currency, at value (identified cost $28)	26

Payable to affiliates:

Investment adviser fee	121,814

Administration fee	79,657

Distribution and service fees	127,958

Trustees’ fees	42

Accrued expenses	106,471

Total liabilities	$1,811,245

Net Assets	$607,007,015

Sources of Net Assets

Paid-in capital	$220,513,407

Distributable earnings	386,493,608

Net Assets	$607,007,015

Class A Shares

Net Assets	$438,261,471

Shares Outstanding	16,162,642

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$27.12

Maximum Offering Price Per Share

(100 ÷ 94.75 of net asset value per share)	$28.62

Class C Shares

Net Assets	$36,798,644

Shares Outstanding	1,472,192

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$25.00

Class I Shares

Net Assets	$131,946,900

Shares Outstanding	4,872,157

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$27.08

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income	$397,839

Dividend income allocated from affiliated Portfolios (net of foreign taxes withheld of $92,779)	4,528,084

Interest income	689,315

Securities lending income allocated from affiliated Portfolios, net	10,302

Expenses allocated from affiliated Portfolios	(1,844,713)

Total investment income	$3,780,827

Expenses

Investment adviser fee	$761,814

Administration fee	503,782

Distribution and service fees:

Class A	607,555

Class C	205,015

Trustees’ fees and expenses	250

Custodian fee	23,235

Transfer and dividend disbursing agent fees	156,027

Legal and accounting services	33,439

Printing and postage	14,726

Registration fees	26,375

Miscellaneous	5,534

Total expenses	$2,337,752

Net investment income	$1,443,075

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions	$49,185

Foreign currency transactions	(5,674)

Net realized gain (loss) allocated from affiliated Portfolios:

Investment transactions	12,126,374 (1)

Foreign currency transactions	(55)

Net realized gain	$12,169,830

Change in unrealized appreciation (depreciation):

Investments	$(5,433,724)

Foreign currency	(2,994)

Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios:

Investments	(93,232,242)

Foreign currency	(15,334)

Net change in unrealized appreciation (depreciation)	$(98,684,294)

Net realized and unrealized loss	$(86,514,464)

Net decrease in net assets from operations	$(85,071,389)

(1)	Includes $7,009,366 of net realized gains from redemptions in-kind.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$1,443,075	$2,276,461

Net realized gain	12,169,830 (1)	28,051,800 (2)

Net change in unrealized appreciation (depreciation)	(98,684,294)	166,128,891

Net increase (decrease) in net assets from operations	$(85,071,389)	$196,457,152

Distributions to shareholders:

Class A	$(13,091,274)	$(2,498,854)

Class C	(955,498)	—

Class I	(4,252,702)	(910,066)

Total distributions to shareholders	$(18,299,474)	$(3,408,920)

Transactions in shares of beneficial interest:

Class A	$(687,381)	$(761,966)

Class C	(680,705)	(14,736,486)

Class I	4,689,251	14,040,656

Net increase (decrease) in net assets from Fund share transactions	$3,321,165	$(1,457,796)

Net increase (decrease) in net assets	$(100,049,698)	$191,590,436

Net Assets

At beginning of period	$707,056,713	$515,466,277

At end of period	$607,007,015	$707,056,713

(1)	Includes $7,009,366 of net realized gains from redemptions in-kind.

(2)	Includes $10,062,663 of net realized gains from redemptions in-kind.

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2022

Financial Highlights

	Class A

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$31.710		$23.070	$22.370	$20.450	$19.970	$16.770

Income (Loss) From Operations

Net investment income(1)	$0.063		$0.102	$0.165	$0.193	$0.160	$0.186

Net realized and unrealized gain (loss)	(3.840)		8.690	0.969	2.122	0.951	3.207

Total income (loss) from operations	$(3.777)		$8.792	$1.134	$2.315	$1.111	$3.393

Less Distributions

From net investment income	$(0.104)		$(0.152)	$(0.154)	$(0.163)	$(0.171)	$(0.162)

From net realized gain	(0.709)		—	(0.280)	(0.232)	(0.460)	(0.031)

Total distributions	$(0.813)		$(0.152)	$(0.434)	$(0.395)	$(0.631)	$(0.193)

Net asset value — End of period	$27.120		$31.710	$23.070	$22.370	$20.450	$19.970

Total Return(2)	(12.22	)%(3)	38.24%	5.07%	11.75%	5.60%	20.39%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$438,261		$513,507	$373,289	$379,547	$272,567	$265,204

Ratios (as a percentage of average daily net assets):(4)

Expenses	1.26	%(5)(6)	1.26%	1.28%	1.33%	1.31%	1.31%

Net investment income	0.42	%(5)	0.35%	0.74%	0.91%	0.77%	1.01%

Portfolio Turnover of the Fund(7)	2	%(3)	6%	7%	7%	6%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Annualized.

(6)

Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fees due to the Portfolios’ investments in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2022

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020		2019	2018	2017

Net asset value — Beginning of period	$29.230		$21.310	$20.700		$18.930	$18.520	$15.570

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.045)		$(0.102)	$0.001		$0.043	$0.005	$0.047

Net realized and unrealized gain (loss)	(3.537)		8.022	0.889		1.965	0.892	2.978

Total income (loss) from operations	$(3.582)		$7.920	$0.890		$2.008	$0.897	$3.025

Less Distributions

From net investment income	$—		$—	$—		$(0.006)	$(0.027)	$(0.044)

From net realized gain	(0.648)		—	(0.280)		(0.232)	(0.460)	(0.031)

Total distributions	$(0.648)		$—	$(0.280)		$(0.238)	$(0.487)	$(0.075)

Net asset value — End of period	$25.000		$29.230	$21.310		$20.700	$18.930	$18.520

Total Return(2)	(12.53	)%(3)	37.17%	4.29%		10.88%	4.86%	19.49%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$36,799		$43,788	$44,822		$56,979	$147,004	$163,689

Ratios (as a percentage of average daily net assets):(4)

Expenses	2.01	%(5)(6)	2.01%	2.03%		2.08%	2.06%	2.06%

Net investment income (loss)	(0.33	)%(5)	(0.38)%	0.00	%(7)	0.23%	0.03%	0.27%

Portfolio Turnover of the Fund(8)	2	%(3)	6%	7%		7%	6%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Annualized.

(6)

Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fees due to the Portfolios’ investments in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(7)	Amount is less than 0.005%.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2022

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$31.700		$23.060	$22.360	$20.450	$19.970	$16.760

Income (Loss) From Operations

Net investment income(1)	$0.100		$0.172	$0.220	$0.244	$0.207	$0.229

Net realized and unrealized gain (loss)	(3.832)		8.678	0.968	2.113	0.952	3.217

Total income (loss) from operations	$(3.732)		$8.850	$1.188	$2.357	$1.159	$3.446

Less Distributions

From net investment income	$(0.179)		$(0.210)	$(0.208)	$(0.215)	$(0.219)	$(0.205)

From net realized gain	(0.709)		—	(0.280)	(0.232)	(0.460)	(0.031)

Total distributions	$(0.888)		$(0.210)	$(0.488)	$(0.447)	$(0.679)	$(0.236)

Net asset value — End of period	$27.080		$31.700	$23.060	$22.360	$20.450	$19.970

Total Return(2)	(12.11	)%(3)	38.56%	5.31%	12.02%	5.85%	20.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$131,947		$149,762	$97,355	$89,758	$65,649	$47,031

Ratios (as a percentage of average daily net assets):(4)

Expenses	1.01	%(5)(6)	1.01%	1.03%	1.08%	1.06%	1.06%

Net investment income	0.67	%(5)	0.60%	0.99%	1.16%	0.99%	1.23%

Portfolio Turnover of the Fund(7)	2	%(3)	6%	7%	7%	6%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Annualized.

(6)

Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fees due to the Portfolios’ investments in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders. The Fund currently pursues its objective by investing directly in securities and in interests in five tax-managed equity portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2022 were as follows: Tax-Managed Growth Portfolio (0.7%), Tax-Managed Value Portfolio (18.4%), Tax-Managed International Equity Portfolio (46.7%), Tax-Managed Multi-Cap Growth Portfolio (43.5%) and Tax-Managed Small-Cap Portfolio (34.3%). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation The valuation policies common to the Portfolios are as follows:

Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. Additional valuation policies of the Fund are as follows:

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as

15

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Preferred Equity Securities. Preferred equity securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Dividend income on direct investments is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Interest income on direct investments is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

16

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at April 30, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$234,711,899

Gross unrealized appreciation	$377,684,720

Gross unrealized depreciation	(4,432,193)

Net unrealized appreciation	$373,252,527

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	0.750%

$500 million but less than $1 billion	0.700%

$1 billion but less than $1.5 billion	0.675%

$1.5 billion but less than $2.5 billion	0.650%

$2.5 billion and over	0.625%

The investment adviser fee payable by the Fund is reduced by the Fund’s allocable share of any fee paid pursuant to an investment advisory agreement by any investment company advised by EVM or its affiliates in which the Fund invests. Effective April 26, 2022, the Portfolios may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the Liquidity Fund), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolios is reduced by an amount equal to their pro-rata share of the advisory and administration fees paid by the Portfolios due to their investments in the Liquidity Fund. For the six months ended April 30, 2022, the Fund’s allocated share of the reduction of the investment adviser fee paid by the Portfolios was reduced by $30 relating to the Portfolios’ investments in the Liquidity Fund. Prior to April 26, 2022, the Portfolios may have invested their cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by EVM. EVM did not receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2022, the Fund’s investment adviser fee totaled $2,474,954, of which $1,713,140 was allocated from the Portfolios and $761,814 was paid or accrued directly by the Fund. For the six months ended April 30, 2022, the Fund’s investment adviser fee, including the fees allocated from the Portfolios, was 0.74% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2022, the administration fee amounted to $503,782.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2022, EVM earned $45,785 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $17,519 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2022. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of EVM.

17

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2022 amounted to $607,555 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2022, the Fund paid or accrued to EVD $153,761 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2022 amounted to $51,254 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2022, the Fund was informed that EVD received approximately $100 and $500 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2022, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Tax-Managed Growth Portfolio	$1,667,149	$8,914,697

Tax-Managed International Equity Portfolio	$435,798	$2,354,267

Tax-Managed Multi-Cap Growth Portfolio	$653,697	$3,531,400

Tax-Managed Small-Cap Portfolio	$605,275	$3,269,815

Tax-Managed Value Portfolio	$1,501,083	$8,109,141

7  Purchases and Sales of Direct Investments

Purchases and sales of direct investments, other than short-term obligations, aggregated $8,201,564 and $2,659,235, respectively, for the six months ended April 30, 2022.

18

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount

Class A

Sales	285,746	$8,618,750	563,001	$16,274,810

Issued to shareholders electing to receive payments of distributions in Fund shares	391,331	12,049,069	87,075	2,297,913

Redemptions	(779,341)	(23,414,470)	(1,162,917)	(33,188,151)

Converted from Class C shares	68,568	2,059,270	528,499	13,853,462

Net increase (decrease)	(33,696)	$(687,381)	15,658	$(761,966)

Class C

Sales	117,729	$3,266,421	186,874	$4,946,493

Issued to shareholders electing to receive payments of distributions in Fund shares	32,977	938,541	—	—

Redemptions	(102,142)	(2,826,397)	(220,449)	(5,829,517)

Converted to Class A shares	(74,339)	(2,059,270)	(572,171)	(13,853,462)

Net decrease	(25,775)	$(680,705)	(605,746)	$(14,736,486)

Class I

Sales	390,331	$11,710,971	788,945	$22,307,460

Issued to shareholders electing to receive payments of distributions in Fund shares	131,671	4,046,241	32,538	857,060

Redemptions	(373,785)	(11,067,961)	(319,184)	(9,123,864)

Net increase	148,217	$4,689,251	502,299	$14,040,656

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

At April 30, 2022, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$567,720,923	$—	$—	$567,720,923

Debt Obligations	—	27,543,203	—	27,543,203

Exchange-Traded Funds	5,754,309	—	—	5,754,309

Preferred Stocks	6,945,991	—	—	6,945,991

Total Investments	$580,421,223	$27,543,203	$—	$607,964,426

10  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

20

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2022

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Alan C. Bowser**

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

Nancy A. Wiser**

*	Interested Trustee

**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

21

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

22

Eaton Vance Funds

Privacy Notice — continued	April 2021

Page 2

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

23

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7720    4.30.22

Eaton Vance
Tax-Managed Global Dividend Income Fund
Semiannual Report
April 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2022
Eaton Vance
Tax-Managed Global Dividend Income Fund

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2022
Performance

Portfolio Manager(s) Christopher M. Dyer, CFA, of Eaton Vance Advisers International Ltd.; John H. Croft, CFA and Derek J.V. DiGregorio, each of Eaton Vance Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/30/2003	05/30/2003	(13.54)%	(6.32)%	8.43%	8.37%
Class A with 5.25% Maximum Sales Charge	—	—	(18.09)	(11.22)	7.27	7.78
Class C at NAV	05/30/2003	05/30/2003	(13.85)	(7.04)	7.61	7.72
Class C with 1% Maximum Sales Charge	—	—	(14.66)	(7.92)	7.61	7.72
Class I at NAV	08/27/2007	05/30/2003	(13.36)	(6.08)	8.71	8.64

MSCI World Index	—	—	(11.30)%	(3.52)%	10.16%	10.05%
% After-Tax Returns with Maximum Sales Charge	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	05/30/2003	05/30/2003	(12.45)%	6.38%	6.85%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	(5.10)	5.87	6.32
Class C After Taxes on Distributions	05/30/2003	05/30/2003	(9.07)	6.88	6.93
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	(3.23)	6.19	6.33
Class I After Taxes on Distributions	08/27/2007	05/30/2003	(7.42)	7.74	7.65
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	(1.91)	7.07	7.06
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.16%	1.92%	0.91%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2022
Fund Profile

Sector Allocation (% of total investments)*
*	Excludes cash and cash equivalents.
Country Allocation (% of total investments)
Top 10 Holdings (% of total investments)*
Alphabet, Inc., Class C	18.6%
Microsoft Corp.	17.6
Apple, Inc.	11.7
EOG Resources, Inc.	9.3
Eli Lilly & Co.	8.0
Berkshire Hathaway, Inc., Class B	7.8
ASML Holding NV	7.2
Novo Nordisk A/S, Class B	7.0
Mercedes-Benz Group AG	6.6
Tele2 AB, Class B	6.2
Total	100.0%

*	Excludes cash and cash equivalents.

3

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2022
Endnotes and Additional Disclosures

[1]	MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020. Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/21)	Ending Account Value (4/30/22)	Expenses Paid During Period* (11/1/21 – 4/30/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 864.60	$5.41	1.17%
Class C	$1,000.00	$ 861.50	$8.86	1.92%
Class I	$1,000.00	$ 866.40	$4.26	0.92%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.99	$5.86	1.17%
Class C	$1,000.00	$1,015.27	$9.59	1.92%
Class I	$1,000.00	$1,020.23	$4.61	0.92%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2021.
5

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 97.9%
Security	Shares	Value
Aerospace & Defense — 0.4%
Safran S.A.	24,466	$ 2,627,611
		$ 2,627,611
Air Freight & Logistics — 0.3%
GXO Logistics, Inc.(1)	26,473	$ 1,566,937
		$ 1,566,937
Automobiles — 2.5%
Bayerische Motoren Werke AG	50,928	$ 4,159,074
Mercedes-Benz Group AG	136,297	9,513,690
Stellantis NV	105,647	1,418,379
		$ 15,091,143
Banks — 7.9%
Bank of New York Mellon Corp. (The)	126,047	$ 5,301,537
Citigroup, Inc.	31,004	1,494,703
Credit Agricole S.A.	130,290	1,406,879
DNB Bank ASA	394,445	7,643,283
HDFC Bank, Ltd.	244,406	4,373,441
HSBC Holdings PLC	527,957	3,299,271
ING Groep NV	293,763	2,783,172
M&T Bank Corp.	13,863	2,310,130
Skandinaviska Enskilda Banken AB, Class A	118,609	1,330,093
Svenska Handelsbanken AB, Class A	471,465	4,755,346
Swedbank AB, Class A	318,700	5,041,592
Toronto-Dominion Bank (The)	15,347	1,108,511
Wells Fargo & Co.	139,323	6,078,662
		$ 46,926,620
Beverages — 2.6%
Coca-Cola Co. (The)	120,297	$ 7,772,389
Diageo PLC	155,850	7,775,178
		$ 15,547,567
Biotechnology — 0.3%
CSL, Ltd.	10,001	$ 1,908,692
		$ 1,908,692
Building Products — 0.5%
Assa Abloy AB, Class B	84,556	$ 2,136,910
Security	Shares	Value
Building Products (continued)
Kingspan Group PLC	8,867	$ 825,403
		$ 2,962,313
Chemicals — 3.3%
BASF SE	165,606	$ 8,721,304
Covestro AG(2)	163,456	7,037,684
Sika AG	13,209	4,034,795
		$ 19,793,783
Construction & Engineering — 1.8%
Bouygues S.A.	210,044	$ 7,221,995
Skanska AB, Class B	168,730	3,223,112
		$ 10,445,107
Construction Materials — 1.3%
CRH PLC	67,991	$ 2,687,333
Holcim AG	105,286	5,148,012
		$ 7,835,345
Consumer Finance — 0.7%
Capital One Financial Corp.	31,393	$ 3,912,196
		$ 3,912,196
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B(1)	35,231	$ 11,373,624
		$ 11,373,624
Diversified Telecommunication Services — 2.5%
Elisa Oyj	56,522	$ 3,313,398
Swisscom AG	6,236	3,687,352
Telefonica Deutschland Holding AG	1,602,090	4,818,332
Telenor ASA	206,056	2,906,104
		$ 14,725,186
Electric Utilities — 0.9%
Iberdrola S.A.	181,061	$ 2,080,536
NextEra Energy, Inc.	45,589	3,237,731
		$ 5,318,267
Electrical Equipment — 1.8%
AMETEK, Inc.	43,472	$ 5,488,775
Schneider Electric SE	37,208	5,338,199
		$ 10,826,974

6
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components — 2.5%
CDW Corp.	30,447	$ 4,968,341
Halma PLC	79,066	2,426,973
Keyence Corp.	3,935	1,581,886
TE Connectivity, Ltd.	13,938	1,739,184
Zebra Technologies Corp., Class A(1)	10,994	4,064,042
		$ 14,780,426
Entertainment — 1.1%
Nintendo Co., Ltd.	2,846	$ 1,298,888
Walt Disney Co. (The)(1)	45,728	5,104,617
		$ 6,403,505
Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	4,449	$ 1,072,298
Equity Residential	49,769	4,056,173
Healthpeak Properties, Inc.	52,653	1,727,545
		$ 6,856,016
Food Products — 2.7%
Danone S.A.	64,403	$ 3,894,530
Mondelez International, Inc., Class A	79,837	5,147,890
Nestle S.A.	52,989	6,840,566
		$ 15,882,986
Health Care Equipment & Supplies — 3.3%
Alcon, Inc.	36,766	$ 2,625,122
Boston Scientific Corp.(1)	178,192	7,503,665
Intuitive Surgical, Inc.(1)	23,451	5,611,824
Straumann Holding AG	30,224	3,563,155
		$ 19,303,766
Health Care Providers & Services — 1.3%
Anthem, Inc.	15,491	$ 7,775,398
		$ 7,775,398
Hotels, Restaurants & Leisure — 0.9%
Compass Group PLC	244,502	$ 5,159,441
		$ 5,159,441
Industrial Conglomerates — 0.4%
DCC PLC	28,041	$ 2,124,637
		$ 2,124,637
Insurance — 9.6%
Allianz SE	33,634	$ 7,588,977
Security	Shares	Value
Insurance (continued)
Allstate Corp. (The)	19,853	$ 2,512,199
Arch Capital Group, Ltd.(1)	43,235	1,974,542
Aviva PLC	571,485	3,066,089
AXA S.A.	175,638	4,646,507
Gjensidige Forsikring ASA	90,181	1,928,015
Muenchener Rueckversicherungs-Gesellschaft AG	26,385	6,283,342
Sampo Oyj, Class A	89,298	4,336,083
SCOR SE	169,466	4,791,451
Storebrand ASA	331,199	2,876,857
Swiss Life Holding AG	7,526	4,400,565
Swiss Re AG	100,907	8,275,062
Zurich Insurance Group AG	8,404	3,826,085
		$ 56,505,774
Interactive Media & Services — 5.2%
Alphabet, Inc., Class C(1)(3)	11,722	$ 26,952,746
Meta Platforms, Inc., Class A(1)	18,723	3,753,400
		$ 30,706,146
Internet & Direct Marketing Retail — 1.4%
Amazon.com, Inc.(1)	3,229	$ 8,026,099
		$ 8,026,099
IT Services — 1.8%
Amadeus IT Group S.A.(1)	40,573	$ 2,542,422
Fidelity National Information Services, Inc.	26,405	2,618,056
Global Payments, Inc.	5,655	774,622
Visa, Inc., Class A	22,094	4,708,894
		$ 10,643,994
Leisure Products — 0.1%
Yamaha Corp.	18,348	$ 701,022
		$ 701,022
Life Sciences Tools & Services — 0.8%
Danaher Corp.	11,382	$ 2,858,361
Lonza Group AG	2,852	1,681,636
		$ 4,539,997
Machinery — 2.9%
Graco, Inc.	17,180	$ 1,065,504
Ingersoll Rand, Inc.	90,452	3,976,270
Kone Oyj, Class B	33,201	1,596,227
Sandvik AB	20,944	396,435
SKF AB, Class B	140,728	2,298,465

7
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
SMC Corp.	4,467	$ 2,163,011
Valmet Oyj	54,335	1,455,134
Volvo AB, Class B	277,048	4,419,866
		$ 17,370,912
Metals & Mining — 1.1%
Anglo American PLC	42,552	$ 1,884,669
Rio Tinto, Ltd.	55,322	4,376,185
		$ 6,260,854
Multi-Utilities — 1.1%
CMS Energy Corp.	29,030	$ 1,994,071
E.ON SE	413,028	4,298,364
		$ 6,292,435
Oil, Gas & Consumable Fuels — 3.3%
Chevron Corp.	38,001	$ 5,953,617
EOG Resources, Inc.	114,956	13,422,262
		$ 19,375,879
Paper & Forest Products — 0.8%
Stora Enso Oyj	83,190	$ 1,637,137
UPM-Kymmene Oyj	97,838	3,384,441
		$ 5,021,578
Personal Products — 0.1%
Kose Corp.	6,100	$ 626,232
		$ 626,232
Pharmaceuticals — 7.4%
AstraZeneca PLC	41,056	$ 5,478,565
Eli Lilly & Co.	39,712	11,601,066
Novo Nordisk A/S, Class B	89,023	10,168,762
Roche Holding AG PC	10,291	3,816,044
Sanofi	67,099	7,092,021
Zoetis, Inc.	31,896	5,653,566
		$ 43,810,024
Professional Services — 1.9%
Recruit Holdings Co., Ltd.	40,093	$ 1,454,638
RELX PLC	201,694	6,008,561
SGS S.A.	505	1,297,608
Verisk Analytics, Inc.	11,623	2,371,673
		$ 11,132,480
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 4.4%
ASML Holding NV	18,467	$ 10,480,733
Infineon Technologies AG	134,928	3,829,690
Micron Technology, Inc.	86,340	5,887,525
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	60,269	5,600,798
		$ 25,798,746
Software — 5.6%
Dassault Systemes SE	71,140	$ 3,146,121
Intuit, Inc.	10,907	4,567,306
Microsoft Corp.	91,652	25,435,263
		$ 33,148,690
Specialty Retail — 1.8%
Lowe's Cos., Inc.	36,808	$ 7,278,046
TJX Cos., Inc. (The)	57,713	3,536,653
		$ 10,814,699
Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	107,256	$ 16,908,908
		$ 16,908,908
Textiles, Apparel & Luxury Goods — 1.7%
adidas AG	11,221	$ 2,262,817
LVMH Moet Hennessy Louis Vuitton SE	11,937	7,724,851
		$ 9,987,668
Trading Companies & Distributors — 0.4%
Ashtead Group PLC	43,630	$ 2,255,986
		$ 2,255,986
Wireless Telecommunication Services — 1.5%
Tele2 AB, Class B	675,019	$ 8,946,893
		$ 8,946,893
Total Common Stocks (identified cost $438,259,698)		$578,022,556
Corporate Bonds — 1.2%
Security	Principal Amount (000's omitted)	Value
Banks — 0.2%
Citigroup, Inc., Series M, 6.30% to 5/15/24(4)(5)	$240	$ 238,200

8
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(2)(4)(5)	$280	$ 296,800
HSBC Holdings PLC, 6.00% to 5/22/27(4)(5)	200	192,500
JPMorgan Chase & Co.:
Series KK, 3.65% to 6/1/26(4)(5)	221	198,900
Series X, 6.10% to 10/1/24(4)(5)	118	118,321
Societe Generale S.A., 5.375% to 11/18/30(2)(4)(5)	200	176,100
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(2)(5)	200	202,264
		$ 1,423,085
Capital Markets — 0.0%(6)
Charles Schwab Corp. (The), Series G, 5.375% to 6/1/25(4)(5)	$151	$ 152,898
		$ 152,898
Diversified Financial Services — 0.7%
Goldman Sachs Group, Inc. (The), Series V, 4.125% to 11/10/26(4)(5)	$38	$ 34,127
PPTT, 2006-A GS, Class A, 5.945%(2)(4)(7)	4,541	4,143,116
		$ 4,177,243
Electric Utilities — 0.0%(6)
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(5)	$80	$ 81,400
		$ 81,400
Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(4)(5)	$290	$ 281,300
		$ 281,300
Insurance — 0.1%
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(2)(5)	$80	$ 72,724
QBE Insurance Group, Ltd., 5.875% to 5/12/25(2)(4)(5)	200	201,500
		$ 274,224
Oil, Gas & Consumable Fuels — 0.1%
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(4)(5)	$172	$ 127,607
Odebrecht Oil & Gas Finance, Ltd., 0.00%(2)(4)	2,008	8,533
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(4)(5)	195	164,287
		$ 300,427
Security	Principal Amount (000's omitted)	Value
Pipelines — 0.0%(6)
Energy Transfer, L.P., Series B, 6.625% to 2/15/28(4)(5)	$135	$ 117,281
		$ 117,281
Total Corporate Bonds (identified cost $9,138,868)		$ 6,807,858

Exchange-Traded Funds — 0.1%
Security	Shares	Value
Equity Funds — 0.1%
iShares Preferred & Income Securities ETF	25,815	$ 876,419
Total Exchange-Traded Funds (identified cost $905,251)		$ 876,419

Preferred Stocks — 0.3%
Security	Shares	Value
Banks — 0.0%(6)
First Republic Bank, Series M, 4.00%	4,100	$ 71,750
JPMorgan Chase & Co., Series LL, 4.625%	2,100	40,698
		$ 112,448
Capital Markets — 0.0%(6)
Stifel Financial Corp., Series D, 4.50%	4,100	$ 77,367
		$ 77,367
Food Products — 0.2%
Ocean Spray Cranberries, Inc., Series A, 6.25%(2)	11,860	$ 1,043,680
		$ 1,043,680
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(5)	13,811	$ 296,384
		$ 296,384
Pipelines — 0.0%(6)
Energy Transfer, L.P., Series E, 7.60% to 5/15/24(5)	1,000	$ 24,200
		$ 24,200
Total Preferred Stocks (identified cost $1,506,506)		$ 1,554,079

9
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(8)	2,308,313	$ 2,308,313
Total Short-Term Investments (identified cost $2,308,313)		$ 2,308,313
Total Investments — 99.9% (identified cost $452,118,636)		$589,569,225
Other Assets, Less Liabilities — 0.1%		$ 640,789
Net Assets — 100.0%		$590,210,014
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $13,182,401 or 2.2% of the Fund's net assets.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	Amount is less than 0.05%.
(7)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at April 30, 2022.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	45.7%	$269,207,079
Germany	9.9	58,513,274
Switzerland	8.6	50,935,186
France	8.2	48,066,265
United Kingdom	6.4	37,547,233
Sweden	5.5	32,548,712
Finland	2.7	15,722,420
Norway	2.6	15,354,259
Netherlands	2.5	14,682,284
Denmark	1.7	10,168,762
Japan	1.3	7,825,677
Australia	1.1	6,486,377
Ireland	1.0	5,637,373
Taiwan	1.0	5,600,798
Spain	0.8	4,622,958
India	0.7	4,373,441
Canada	0.2	1,189,911
Italy	0.0 (1)	202,264
Brazil	0.0 (1)	8,533
Exchange-Traded Funds	0.1	876,419
Total Investments	100.0%	$589,569,225
(1)	Amount is less than 0.05%.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	348	Long	6/17/22	$ 71,818,500	$ (1,096,283)
STOXX Europe 600 Index	(1,301)	Short	6/17/22	(31,721,020)	(1,362,699)
STOXX Europe 600 Insurance Index	(2,574)	Short	6/17/22	(43,402,787)	(1,038,225)
					$(3,497,207)
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PPTT	– Preferred Pass-Through Trust
10
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2022
Statement of Assets and Liabilities (Unaudited)

April 30, 2022
Assets
Unaffiliated investments, at value (identified cost $449,810,323)	$ 587,260,912
Affiliated investment, at value (identified cost $2,308,313)	2,308,313
Cash	166,520
Foreign currency, at value (identified cost $236,097)	236,199
Dividends and interest receivable	2,300,185
Dividends receivable from affiliated investment	102
Receivable for Fund shares sold	180,021
Tax reclaims receivable	3,507,330
Total assets	$595,959,582
Liabilities
Payable for investments purchased	$ 877,275
Payable for Fund shares redeemed	961,767
Payable for variation margin on open futures contracts	3,122,177
Payable to affiliates:
Investment adviser fee	335,193
Administration fee	77,988
Distribution and service fees	110,599
Trustees' fees	3,019
Accrued foreign capital gains taxes	94,083
Accrued expenses	167,467
Total liabilities	$ 5,749,568
Net Assets	$590,210,014
Sources of Net Assets
Paid-in capital	$ 458,433,873
Distributable earnings	131,776,141
Net Assets	$590,210,014
Class A Shares
Net Assets	$ 404,867,635
Shares Outstanding	28,108,235
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.40
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 15.20
Class C Shares
Net Assets	$ 24,122,676
Shares Outstanding	1,679,270
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 14.36
Class I Shares
Net Assets	$ 161,219,703
Shares Outstanding	11,181,942
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.42
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
11
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $1,844,462)	$ 13,278,726
Dividend income from affiliated investments	583
Interest income	117,506
Total investment income	$ 13,396,815
Expenses
Investment adviser fee	$ 2,158,823
Administration fee	503,150
Distribution and service fees:
Class A	578,007
Class C	144,349
Trustees’ fees and expenses	17,963
Custodian fee	114,527
Transfer and dividend disbursing agent fees	138,927
Legal and accounting services	41,317
Printing and postage	16,468
Registration fees	26,969
Miscellaneous	60,582
Total expenses	$ 3,801,082
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 410
Total expense reductions	$ 410
Net expenses	$ 3,800,672
Net investment income	$ 9,596,143
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 12,603,250
Investment transactions - affiliated investment	1,164,155
Futures contracts	(2,440,203)
Foreign currency transactions	(87,783)
Net realized gain	$ 11,239,419
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $94,083)	$ (109,423,578)
Investments - affiliated investment	(733,495)
Futures contracts	(3,497,207)
Foreign currency	(297,245)
Net change in unrealized appreciation (depreciation)	$(113,951,525)
Net realized and unrealized loss	$(102,712,106)
Net decrease in net assets from operations	$ (93,115,963)
12
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2022
Statements of Changes in Net Assets

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 9,596,143	$ 16,238,064
Net realized gain	11,239,419	31,184,026
Net change in unrealized appreciation (depreciation)	(113,951,525)	179,415,946
Net increase (decrease) in net assets from operations	$ (93,115,963)	$226,838,036
Distributions to shareholders:
Class A	$ (27,188,312)	$ (12,219,524)
Class C	(1,611,396)	(686,082)
Class I	(10,714,967)	(5,165,761)
Total distributions to shareholders	$ (39,514,675)	$ (18,071,367)
Transactions in shares of beneficial interest:
Class A	$ 1,883,475	$ (3,189,380)
Class C	(2,197,726)	(23,480,455)
Class I	8,669,279	(18,861,930)
Net increase (decrease) in net assets from Fund share transactions	$ 8,355,028	$ (45,531,765)
Net increase (decrease) in net assets	$(124,275,610)	$163,234,904
Net Assets
At beginning of period	$ 714,485,624	$ 551,250,720
At end of period	$ 590,210,014	$714,485,624
13
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2022
Financial Highlights

	Class A
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 17.640	$ 12.690	$ 12.730	$ 11.830	$ 12.520	$ 10.880
Income (Loss) From Operations
Net investment income(1)	$ 0.230	$ 0.390	$ 0.392	$ 0.494	$ 0.389	$ 0.419
Net realized and unrealized gain (loss)	(2.496)	4.992	—	0.838	(0.647)	1.653
Total income (loss) from operations	$ (2.266)	$ 5.382	$ 0.392	$ 1.332	$ (0.258)	$ 2.072
Less Distributions
From net investment income	$ (0.299)	$ (0.432)	$ (0.432)	$ (0.432)	$ (0.432)	$ (0.432)
From net realized gain	(0.675)	—	—	—	—	—
Total distributions	$ (0.974)	$ (0.432)	$ (0.432)	$ (0.432)	$ (0.432)	$ (0.432)
Net asset value — End of period	$ 14.400	$ 17.640	$ 12.690	$ 12.730	$ 11.830	$ 12.520
Total Return(2)	(13.54)%	42.80%	3.20%	11.52%	(2.24)%	19.39%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$404,868	$494,280	$357,048	$383,956	$302,220	$347,080
Ratios (as a percentage of average daily net assets):
Expenses	1.17% (3)	1.16%	1.20%	1.22%	1.18%	1.19%
Net investment income	2.82%	2.41%	3.09%	4.08%	3.07%	3.58%
Portfolio Turnover	46%	56%	173%	128%	136%	157%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
14
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2022
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 17.590	$ 12.650	$ 12.700	$ 11.800	$ 12.480	$ 10.860
Income (Loss) From Operations
Net investment income(1)	$ 0.160	$ 0.248	$ 0.300	$ 0.312	$ 0.295	$ 0.351
Net realized and unrealized gain (loss)	(2.478)	5.003	(0.014)	0.927	(0.639)	1.613
Total income (loss) from operations	$ (2.318)	$ 5.251	$ 0.286	$ 1.239	$ (0.344)	$ 1.964
Less Distributions
From net investment income	$ (0.237)	$ (0.311)	$ (0.336)	$ (0.339)	$ (0.336)	$ (0.344)
From net realized gain	(0.675)	—	—	—	—	—
Total distributions	$ (0.912)	$ (0.311)	$ (0.336)	$ (0.339)	$ (0.336)	$ (0.344)
Net asset value — End of period	$14.360	$17.590	$12.650	$12.700	$ 11.800	$ 12.480
Total Return(2)	(13.85)%	41.79%	2.34%	10.70%	(2.90)%	18.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 24,123	$ 31,961	$ 42,936	$ 72,014	$184,009	$227,643
Ratios (as a percentage of average daily net assets):
Expenses	1.92% (3)	1.92%	1.96%	1.97%	1.93%	1.94%
Net investment income	1.96%	1.55%	2.38%	2.62%	2.33%	3.01%
Portfolio Turnover	46%	56%	173%	128%	136%	157%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
15
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2022
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 17.650	$ 12.700	$ 12.750	$ 11.850	$ 12.530	$ 10.890
Income (Loss) From Operations
Net investment income(1)	$ 0.255	$ 0.424	$ 0.424	$ 0.503	$ 0.419	$ 0.491
Net realized and unrealized gain (loss)	(2.490)	4.998	(0.010)	0.859	(0.635)	1.611
Total income (loss) from operations	$ (2.235)	$ 5.422	$ 0.414	$ 1.362	$ (0.216)	$ 2.102
Less Distributions
From net investment income	$ (0.320)	$ (0.472)	$ (0.464)	$ (0.462)	$ (0.464)	$ (0.462)
From net realized gain	(0.675)	—	—	—	—	—
Total distributions	$ (0.995)	$ (0.472)	$ (0.464)	$ (0.462)	$ (0.464)	$ (0.462)
Net asset value — End of period	$ 14.420	$ 17.650	$ 12.700	$ 12.750	$ 11.850	$ 12.530
Total Return(2)	(13.36)%	43.12%	3.38%	11.78%	(1.91)%	19.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$161,220	$188,245	$151,266	$177,646	$182,260	$190,334
Ratios (as a percentage of average daily net assets):
Expenses	0.92% (3)	0.91%	0.95%	0.97%	0.93%	0.94%
Net investment income	3.13%	2.63%	3.34%	4.16%	3.30%	4.15%
Portfolio Turnover	46%	56%	173%	128%	136%	157%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
16
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Global Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to achieve after-tax total return for its shareholders. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
17

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Interim Financial Statements—The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
18

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 465,405,295
Gross unrealized appreciation	$ 140,209,168
Gross unrealized depreciation	(19,542,445)
Net unrealized appreciation	$ 120,666,723
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%
For the six months ended April 30, 2022, the Fund’s investment adviser fee amounted to $2,158,823 or 0.65% of the Fund’s average daily net assets.
Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $410 relating to the Fund's investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by EVM. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2022, the administration fee amounted to $503,150.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2022, EVM earned $18,400 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $11,286 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2022. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
19

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2022 amounted to $578,007 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2022, the Fund paid or accrued to EVD $108,262 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2022 amounted to $36,087 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% is generally imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (18 months of purchase prior to April 29, 2022) (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2022, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $306,963,359 and $328,603,582, respectively, for the six months ended April 30, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	347,318	$ 5,814,961	959,315	$ 15,495,741
Issued to shareholders electing to receive payments of distributions in Fund shares	1,383,411	23,084,008	647,031	10,360,944
Redemptions	(1,777,513)	(29,179,063)	(3,002,896)	(47,857,179)
Converted from Class C shares	132,280	2,163,569	1,275,250	18,811,114
Net increase (decrease)	85,496	$ 1,883,475	(121,300)	$ (3,189,380)
20

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class C
Sales	71,292	$ 1,170,402	140,253	$ 2,271,288
Issued to shareholders electing to receive payments of distributions in Fund shares	90,686	1,511,638	40,723	643,002
Redemptions	(166,799)	(2,716,197)	(478,751)	(7,583,631)
Converted to Class A shares	(132,644)	(2,163,569)	(1,278,759)	(18,811,114)
Net decrease	(137,465)	$ (2,197,726)	(1,576,534)	$(23,480,455)
Class I
Sales	698,411	$ 11,379,357	1,057,748	$ 17,031,239
Issued to shareholders electing to receive payments of distributions in Fund shares	632,490	10,557,931	306,479	4,916,542
Redemptions	(811,534)	(13,268,009)	(2,614,560)	(40,809,711)
Net increase (decrease)	519,367	$ 8,669,279	(1,250,333)	$(18,861,930)
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Portfolio of Investments. At April 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2022 was as follows:
	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)
Futures contracts	$ —	$(3,497,207)
(1)	Only the current day's variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
21

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended April 30, 2022 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$(2,440,203)	$(3,497,207)
(1)	Statement of Operations location: Net realized gain (loss) - Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) - Futures contracts.
The average notional cost of futures contracts outstanding during the six months ended April 30, 2022, which is indicative of the volume of this derivative type, was approximately as follows:
Futures Contracts — Long	Futures Contracts — Short
$30,249,000	$30,022,000
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.
10  Investments in Affiliated Issuers and Funds
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At April 30, 2022, the value of the Fund's investment in affiliated issuers and funds was $2,308,313, which represents 0.4% of the Fund's net assets. Transactions in affiliated issuers and funds by the Fund for the six months ended April 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$5,427,003	$ —	$ (5,857,757)	$ 1,164,249	$ (733,495)	$ —	$ —	—
Short-Term Investments
Cash Reserves Fund	4,612,971	36,412,067	(41,024,944)	(94)	—	—	481	—
Liquidity Fund	—	6,057,793	(3,749,480)	—	—	2,308,313	102	2,308,313
Total				$1,164,155	$(733,495)	$2,308,313	$ 583
22

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 35,810,763	$ 24,970,967	$ —	$ 60,781,730
Consumer Discretionary	18,840,798	30,939,274	—	49,780,072
Consumer Staples	12,920,279	19,136,506	—	32,056,785
Energy	19,375,879	—	—	19,375,879
Financials	36,066,104	82,652,110	—	118,718,214
Health Care	41,003,880	36,333,997	—	77,337,877
Industrials	14,469,159	46,843,798	—	61,312,957
Information Technology	77,272,939	24,007,825	—	101,280,764
Materials	—	38,911,560	—	38,911,560
Real Estate	6,856,016	—	—	6,856,016
Utilities	5,231,802	6,378,900	—	11,610,702
Total Common Stocks	$ 267,847,619	$310,174,937*	$ —	$ 578,022,556
Corporate Bonds	$ —	$ 6,807,858	$ —	$ 6,807,858
Exchange-Traded Funds	876,419	—	—	876,419
Preferred Stocks:
Consumer Staples	—	1,043,680	—	1,043,680
Energy	320,584	—	—	320,584
Financials	189,815	—	—	189,815
Total Preferred Stocks	$ 510,399	$ 1,043,680	$ —	$ 1,554,079
Short-Term Investments	$ 2,308,313	$ —	$ —	$ 2,308,313
Total Investments	$ 271,542,750	$318,026,475	$ —	$ 589,569,225
Liability Description
Futures Contracts	$ (3,497,207)	$ —	$ —	$ (3,497,207)
Total	$ (3,497,207)	$ —	$ —	$ (3,497,207)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
23

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
24

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
25

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
26

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
27

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
28

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7732    4.30.22

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
Semiannual Report
April 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2022
Eaton Vance
Tax-Managed Multi-Cap Growth Fund

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2022
Performance

Portfolio Manager(s) Lewis R. Piantedosi and Douglas R. Rogers, CFA, CMT
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/30/2000	06/30/2000	(19.44)%	(11.61)%	13.65%	11.94%
Class A with 5.25% Maximum Sales Charge	—	—	(23.67)	(16.26)	12.43	11.33
Class C at NAV	07/10/2000	07/10/2000	(19.74)	(12.28)	12.80	11.27
Class C with 1% Maximum Sales Charge	—	—	(20.52)	(13.13)	12.80	11.27

Russell 3000® Growth Index	—	—	(18.39)%	(6.83)%	16.57%	15.17%
S&P 500® Index	—	—	(9.65)	0.21	13.65	13.66
% After-Tax Returns with Maximum Sales Charge	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	06/30/2000	06/30/2000	(16.78)%	11.93%	11.09%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	(8.88)	10.33	9.76
Class C After Taxes on Distributions	07/10/2000	07/10/2000	(13.78)	12.21	11.00
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	(6.83)	10.65	9.69
% Total Annual Operating Expense Ratios[3]	Class A	Class C
	1.25%	2.00%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2022
Fund Profile

Sector Allocation (% of net assets)*
Top 10 Holdings (% of net assets)*
Apple, Inc.	10.5%
Microsoft Corp.	10.2
Amazon.com, Inc.	7.8
Visa, Inc., Class A	4.4
Alphabet, Inc., Class C	4.2
Alphabet, Inc., Class A	4.2
UnitedHealth Group, Inc.	3.9
Meta Platforms, Inc., Class A	3.0
Monolithic Power Systems, Inc.	2.9
Adobe, Inc.	2.7
Total	53.8%

Footnotes:
Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
*	Excludes cash and cash equivalents.
3

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2022
Endnotes and Additional Disclosures

[1]	Russell 3000® Growth Index is an unmanaged index of the broad growth segment of the U.S. equity universe. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020. Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective June 30, 2022, the portfolio manager of the Fund is Douglas R. Rogers, CFA, CMT.
4

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/21)	Ending Account Value (4/30/22)	Expenses Paid During Period* (11/1/21 – 4/30/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 805.60	$5.55	1.24%
Class C	$1,000.00	$ 802.60	$8.89	1.99%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.65	$6.21	1.24%
Class C	$1,000.00	$1,014.93	$9.94	1.99%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2021. The Example reflects the expenses of both the Fund and the Portfolio.
5

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2022
Statement of Assets and Liabilities (Unaudited)

April 30, 2022
Assets
Investment in Tax-Managed Multi-Cap Growth Portfolio, at value (identified cost $39,164,191)	$ 114,651,080
Receivable for Fund shares sold	1,271
Total assets	$114,652,351
Liabilities
Payable for Fund shares redeemed	$ 176,662
Payable to affiliates:
Administration fee	15,273
Distribution and service fees	31,691
Trustees' fees	43
Accrued expenses	47,209
Total liabilities	$ 270,878
Net Assets	$114,381,473
Sources of Net Assets
Paid-in capital	$ 48,339,901
Distributable earnings	66,041,572
Net Assets	$114,381,473
Class A Shares
Net Assets	$ 105,070,472
Shares Outstanding	2,608,663
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 40.28
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 42.51
Class C Shares
Net Assets	$ 9,311,001
Shares Outstanding	280,777
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 33.16
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
6
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2022
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $6,520)	$ 289,270
Securities lending income allocated from Portfolio, net	1,845
Expenses allocated from Portfolio	(473,816)
Total investment loss from Portfolio	$ (182,701)
Expenses
Administration fee	$ 100,712
Distribution and service fees:
Class A	153,775
Class C	56,336
Trustees’ fees and expenses	250
Custodian fee	9,182
Transfer and dividend disbursing agent fees	35,510
Legal and accounting services	12,297
Printing and postage	6,139
Registration fees	17,789
ReFlow liquidity program fees	1,891
Miscellaneous	4,145
Total expenses	$ 398,026
Net investment loss	$ (580,727)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$ (1,019,027)(1)
Foreign currency transactions	8
Net realized loss	$ (1,019,019)
Change in unrealized appreciation (depreciation):
Investments	$ (26,637,662)
Foreign currency	(14)
Net change in unrealized appreciation (depreciation)	$(26,637,676)
Net realized and unrealized loss	$(27,656,695)
Net decrease in net assets from operations	$(28,237,422)
(1)	Includes $396,406 of net realized gains from redemptions in-kind.
7
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2022
Statements of Changes in Net Assets

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$ (580,727)	$ (1,231,778)
Net realized gain (loss)	(1,019,019) (1)	6,942,068 (2)
Net change in unrealized appreciation (depreciation)	(26,637,676)	33,267,557
Net increase (decrease) in net assets from operations	$ (28,237,422)	$ 38,977,847
Distributions to shareholders:
Class A	$ (4,198,521)	$ (3,595,423)
Class C	(485,564)	(477,758)
Total distributions to shareholders	$ (4,684,085)	$ (4,073,181)
Transactions in shares of beneficial interest:
Class A	$ (1,405,652)	$ 3,383,764
Class C	(1,128,322)	(5,082,163)
Net decrease in net assets from Fund share transactions	$ (2,533,974)	$ (1,698,399)
Net increase (decrease) in net assets	$ (35,455,481)	$ 33,206,267
Net Assets
At beginning of period	$ 149,836,954	$ 116,630,687
At end of period	$114,381,473	$149,836,954
(1)	Includes $396,406 of net realized gains from redemptions in-kind.
(2)	Includes $2,055,702 of net realized gains from redemptions in-kind.
8
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2022
Financial Highlights

	Class A
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 51.600	$ 39.630	$ 32.250	$ 29.220	$ 26.040	$ 21.220
Income (Loss) From Operations
Net investment loss(1)	$ (0.186)	$ (0.387)	$ (0.229)	$ (0.192)	$ (0.186)	$ (0.126)
Net realized and unrealized gain (loss)	(9.539)	13.730	8.361	3.849	3.429	4.946
Total income (loss) from operations	$ (9.725)	$ 13.343	$ 8.132	$ 3.657	$ 3.243	$ 4.820
Less Distributions
From net realized gain	$ (1.595)	$ (1.373)	$ (0.752)	$ (0.627)	$ (0.063)	$ —
Total distributions	$ (1.595)	$ (1.373)	$ (0.752)	$ (0.627)	$ (0.063)	$ —
Net asset value — End of period	$ 40.280	$ 51.600	$ 39.630	$32.250	$29.220	$26.040
Total Return(2)	(19.44)% (3)	34.39%	25.65%	13.07%	12.52%	22.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$105,070	$136,537	$101,649	$ 82,914	$ 64,579	$ 57,243
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.24% (5)(6)	1.25%	1.28%	1.33%	1.31%	1.34%
Net investment loss	(0.80)% (6)	(0.83)%	(0.64)%	(0.63)%	(0.63)%	(0.53)%
Portfolio Turnover of the Portfolio	0% (3)(7)	13%	24%	18%	18%	34%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(6)	Annualized.
(7)	Amount is less than 0.5%.
9
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2022
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 42.920	$ 33.410	$ 27.510	$ 25.210	$ 22.640	$ 18.590
Income (Loss) From Operations
Net investment loss(1)	$ (0.298)	$ (0.607)	$ (0.418)	$ (0.353)	$ (0.352)	$ (0.264)
Net realized and unrealized gain (loss)	(7.867)	11.490	7.070	3.280	2.985	4.314
Total income (loss) from operations	$ (8.165)	$10.883	$ 6.652	$ 2.927	$ 2.633	$ 4.050
Less Distributions
From net realized gain	$ (1.595)	$ (1.373)	$ (0.752)	$ (0.627)	$ (0.063)	$ —
Total distributions	$ (1.595)	$ (1.373)	$ (0.752)	$ (0.627)	$ (0.063)	$ —
Net asset value — End of period	$33.160	$42.920	$33.410	$27.510	$25.210	$22.640
Total Return(2)	(19.74)% (3)	33.40%	24.67%	12.24%	11.65%	21.79%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 9,311	$ 13,300	$ 14,982	$ 14,216	$ 24,706	$ 23,484
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.99% (5)(6)	2.00%	2.03%	2.09%	2.06%	2.09%
Net investment loss	(1.55)% (6)	(1.57)%	(1.39)%	(1.37)%	(1.38)%	(1.28)%
Portfolio Turnover of the Portfolio	0% (3)(7)	13%	24%	18%	18%	34%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(6)	Annualized.
(7)	Amount is less than 0.5%.
10
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (56.5% at April 30, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
11

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2021, the Fund had a late year ordinary loss of $1,658,620 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.600%
For the six months ended April 30, 2022, the Fund incurred no investment adviser fee on such assets. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2022, the administration fee amounted to $100,712.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2022, EVM earned $11,676 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $3,061 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2022. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2022 amounted to $153,775 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2022, the Fund paid or accrued to EVD $42,252 for Class C shares.
12

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2022 amounted to $14,084 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2022, the Fund was informed that EVD received approximately $200 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended April 30, 2022, increases and decreases in the Fund's investment in the Portfolio aggregated $1,446,268 and $8,992,180, respectively. Decreases in the Fund's investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $763,115.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:
	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	69,597	$ 3,222,079	215,825	$ 9,748,938
Issued to shareholders electing to receive payments of distributions in Fund shares	80,222	3,995,868	80,163	3,424,573
Redemptions	(204,494)	(9,440,118)	(315,802)	(14,134,881)
Converted from Class C shares	17,070	816,519	100,843	4,345,134
Net increase (decrease)	(37,605)	$(1,405,652)	81,029	$ 3,383,764
Class C
Sales	9,639	$ 384,150	25,276	$ 1,006,171
Issued to shareholders electing to receive payments of distributions in Fund shares	11,778	484,298	13,206	472,362
Redemptions	(29,879)	(1,180,251)	(57,144)	(2,215,562)
Converted to Class A shares	(20,662)	(816,519)	(119,846)	(4,345,134)
Net decrease	(29,124)	$(1,128,322)	(138,508)	$ (5,082,163)
13

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value
Biotechnology — 2.0%
Vertex Pharmaceuticals, Inc.(1)	15,175	$ 4,146,114
		$ 4,146,114
Building Products — 0.5%
Trex Co., Inc.(1)	15,892	$ 924,756
		$ 924,756
Capital Markets — 1.1%
S&P Global, Inc.	5,966	$ 2,246,199
		$ 2,246,199
Chemicals — 2.0%
Celanese Corp.	6,569	$ 965,249
Ecolab, Inc.	7,531	1,275,300
Sherwin-Williams Co. (The)	6,570	1,806,487
		$ 4,047,036
Commercial Services & Supplies — 1.8%
Copart, Inc.(1)	12,355	$ 1,404,146
Waste Connections, Inc.	16,156	2,229,043
		$ 3,633,189
Electrical Equipment — 2.1%
AMETEK, Inc.	34,300	$ 4,330,718
		$ 4,330,718
Entertainment — 1.1%
Electronic Arts, Inc.	7,649	$ 902,964
Walt Disney Co. (The)(1)	12,454	1,390,240
		$ 2,293,204
Food & Staples Retailing — 1.4%
Performance Food Group Co.(1)	58,516	$ 2,881,913
		$ 2,881,913
Food Products — 1.1%
Mondelez International, Inc., Class A	35,144	$ 2,266,085
		$ 2,266,085
Health Care Equipment & Supplies — 3.4%
Inari Medical, Inc.(1)	14,866	$ 1,199,686
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Intuitive Surgical, Inc.(1)	8,574	$ 2,051,758
Pulmonx Corp.(1)(2)	23,062	555,794
Stryker Corp.	12,668	3,056,282
		$ 6,863,520
Health Care Providers & Services — 4.4%
Amedisys, Inc.(1)	7,915	$ 1,010,350
UnitedHealth Group, Inc.	15,597	7,931,854
		$ 8,942,204
Health Care Technology — 0.0%(3)
Doximity, Inc., Class A(1)	877	$ 34,966
		$ 34,966
Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc.(1)	735	$ 1,624,578
Starbucks Corp.	12,443	928,745
		$ 2,553,323
Interactive Media & Services — 12.4%
Alphabet, Inc., Class A(1)	3,702	$ 8,448,668
Alphabet, Inc., Class C(1)	3,728	8,571,902
Meta Platforms, Inc., Class A(1)	30,509	6,116,139
Twitter, Inc.(1)	40,240	1,972,565
		$ 25,109,274
Internet & Direct Marketing Retail — 7.8%
Amazon.com, Inc.(1)	6,385	$ 15,870,748
		$ 15,870,748
IT Services — 11.2%
Accenture PLC, Class A	18,307	$ 5,498,690
Fiserv, Inc.(1)	13,974	1,368,334
GoDaddy, Inc., Class A(1)	44,180	3,570,186
Okta, Inc.(1)	15,035	1,793,826
PayPal Holdings, Inc.(1)	17,140	1,507,120
Visa, Inc., Class A	42,000	8,951,460
		$ 22,689,616
Life Sciences Tools & Services — 1.5%
Danaher Corp.	11,868	$ 2,980,411
		$ 2,980,411

14
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Personal Products — 1.4%
Estee Lauder Cos., Inc. (The), Class A	10,679	$ 2,819,897
		$ 2,819,897
Pharmaceuticals — 3.0%
Royalty Pharma PLC, Class A	35,581	$ 1,515,039
Zoetis, Inc.	26,003	4,609,032
		$ 6,124,071
Road & Rail — 3.0%
J.B. Hunt Transport Services, Inc.	14,100	$ 2,408,985
Norfolk Southern Corp.	8,734	2,252,324
Uber Technologies, Inc.(1)	47,387	1,491,743
		$ 6,153,052
Semiconductors & Semiconductor Equipment — 2.9%
Monolithic Power Systems, Inc.	14,800	$ 5,805,152
		$ 5,805,152
Software — 16.8%
Adobe, Inc.(1)	14,102	$ 5,583,687
Altair Engineering, Inc., Class A(1)	7,902	429,237
Intuit, Inc.	6,414	2,685,862
Microsoft Corp.	74,352	20,634,167
Salesforce, Inc.(1)	27,530	4,843,628
		$ 34,176,581
Specialty Retail — 1.4%
TJX Cos., Inc. (The)	44,664	$ 2,737,010
		$ 2,737,010
Technology Hardware, Storage & Peripherals — 11.0%
Apple, Inc.	134,541	$ 21,210,388
Logitech International S.A.(2)	15,556	1,015,807
		$ 22,226,195
Textiles, Apparel & Luxury Goods — 3.5%
Lululemon Athletica, Inc.(1)	13,063	$ 4,632,531
NIKE, Inc., Class B	19,321	2,409,329
		$ 7,041,860
Security	Shares	Value
Trading Companies & Distributors — 1.8%
United Rentals, Inc.(1)	11,573	$ 3,663,086
		$ 3,663,086
Total Common Stocks (identified cost $73,009,056)		$202,560,180

Short-Term Investments — 1.0%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(4)	447,776	$ 447,776
Total Affiliated Fund (identified cost $447,776)		$ 447,776

Securities Lending Collateral — 0.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.31%(5)	1,627,398	$ 1,627,398
Total Securities Lending Collateral (identified cost $1,627,398)		$ 1,627,398
Total Short-Term Investments (identified cost $2,075,174)		$ 2,075,174
Total Investments — 100.9% (identified cost $75,084,230)		$204,635,354
Other Assets, Less Liabilities — (0.9)%		$ (1,765,711)
Net Assets — 100.0%		$202,869,643
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at April 30, 2022. The aggregate market value of securities on loan at April 30, 2022 was $1,555,847.
(3)	Amount is less than 0.05%.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.
(5)	Represents investment of cash collateral received in connection with securities lending.

15
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2022
Statement of Assets and Liabilities (Unaudited)

April 30, 2022
Assets
Unaffiliated investments, at value (identified cost $74,636,454) — including $1,555,847 of securities on loan	$ 204,187,578
Affiliated investment, at value (identified cost $447,776)	447,776
Dividends receivable	26,230
Dividends receivable from affiliated investment	7
Securities lending income receivable	591
Tax reclaims receivable	1,273
Total assets	$204,663,455
Liabilities
Collateral for securities loaned	$ 1,627,398
Payable to affiliates:
Investment adviser fee	117,211
Trustees' fees	1,097
Accrued expenses	48,106
Total liabilities	$ 1,793,812
Net Assets applicable to investors' interest in Portfolio	$202,869,643
16
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $11,495)	$ 508,326
Dividend income from affiliated investments	171
Securities lending income, net	3,247
Total investment income	$ 511,744
Expenses
Investment adviser fee	$ 768,534
Trustees’ fees and expenses	6,495
Custodian fee	29,278
Legal and accounting services	25,455
Miscellaneous	3,847
Total expenses	$ 833,609
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 7
Total expense reductions	$ 7
Net expenses	$ 833,602
Net investment loss	$ (321,858)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (1,789,357)(1)
Investment transactions - affiliated investments	(77)
Foreign currency transactions	14
Net realized loss	$ (1,789,420)
Change in unrealized appreciation (depreciation):
Investments	$ (46,949,541)
Foreign currency	(24)
Net change in unrealized appreciation (depreciation)	$(46,949,565)
Net realized and unrealized loss	$(48,738,985)
Net decrease in net assets from operations	$(49,060,843)
(1)	Includes $701,857 of net realized gains from redemptions in-kind.
17
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2022
Statements of Changes in Net Assets

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$ (321,858)	$ (675,019)
Net realized gain (loss)	(1,789,420) (1)	12,064,831 (2)
Net change in unrealized appreciation (depreciation)	(46,949,565)	57,764,780
Net increase (decrease) in net assets from operations	$ (49,060,843)	$ 69,154,592
Capital transactions:
Contributions	$ 2,099,962	$ 5,630,543
Withdrawals	(12,523,580)	(13,225,746)
Net decrease in net assets from capital transactions	$ (10,423,618)	$ (7,595,203)
Net increase (decrease) in net assets	$ (59,484,461)	$ 61,559,389
Net Assets
At beginning of period	$ 262,354,104	$ 200,794,715
At end of period	$202,869,643	$262,354,104
(1)	Includes $701,857 of net realized gains from redemptions in-kind.
(2)	Includes $3,559,989 of net realized gains from redemptions in-kind.
18
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2022
Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data			2021	2020	2019	2018	2017
Ratios (as a percentage of average daily net assets):
Expenses	0.71% (1)(2)	0.70%	0.71%	0.72%	0.72%	0.73%
Net investment income (loss)	(0.27)% (1)	(0.28)%	(0.08)%	(0.01)%	(0.04)%	0.09%
Portfolio Turnover	0% (3)(4)	13%	24%	18%	18%	34%
Total Return	(19.22)% (3)	35.12%	26.36%	13.76%	13.18%	23.40%
Net assets, end of period (000’s omitted)	$202,870	$262,354	$200,795	$167,562	$153,366	$139,541
(1)	Annualized.
(2)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(3)	Not annualized.
(4)	Amount is less than 0.5%.
19

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2022, Eaton Vance Tax-Managed Multi-Cap Growth Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 56.5% and 43.5%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized
20

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.600%
For the six months ended April 30, 2022, the investment adviser fee amounted to $768,534 or 0.65% (annualized) of the Portfolio’s average daily net assets. Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $7 relating to the Portfolio's investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $436,829 and $9,644,018, respectively, for the six months ended April 30, 2022. In-kind sales for the six months ended April 30, 2022 aggregated $763,115.
21

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 75,367,486
Gross unrealized appreciation	$ 130,154,733
Gross unrealized depreciation	(886,865)
Net unrealized appreciation	$129,267,868
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.
6  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.
At April 30, 2022, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $1,555,847 and $1,627,398, respectively. Collateral received was comprised of cash. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$1,627,398	$ —	$ —	$ —	$1,627,398
The carrying amount of the liability for cash collateral due to brokers at April 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2022.
22

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

7  Investments in Affiliated Funds
At April 30, 2022, the value of the Portfolio's investment in affiliated funds was $447,776, which represents 0.2% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$1,271,595	$7,251,596	$(8,523,114)	$ (77)	$ —	$ —	$ 164	—
Liquidity Fund	—	505,565	(57,789)	—	—	447,776	7	447,776
Total				$ (77)	$ —	$447,776	$171
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 202,560,180*	$ —	$ —	$ 202,560,180
Short-Term Investments:
Affiliated Fund	447,776	—	—	447,776
Securities Lending Collateral	1,627,398	—	—	1,627,398
Total Investments	$204,635,354	$ —	$ —	$204,635,354
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.
23

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2022
Officers and Trustees

Officers of Eaton Vance Tax-Managed Multi-Cap Growth Fund
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Tax-Managed Multi-Cap Growth Portfolio
Edward J. Perkin President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Tax-Managed Multi-Cap Growth Fund and Tax-Managed Multi-Cap Growth Portfolio
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
24

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
25

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
26

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
27

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Multi-Cap Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance
Tax-Managed Multi-Cap Growth Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7717    4.30.22

Eaton Vance
Tax-Managed Small-Cap Fund
Semiannual Report
April 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2022
Eaton Vance
Tax-Managed Small-Cap Fund

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2022
Performance

Portfolio Manager(s) J. Griffith Noble, CFA and Michael D. McLean, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/25/1997	09/25/1997	(9.86)%	(6.56)%	9.63%	10.61%
Class A with 5.25% Maximum Sales Charge	—	—	(14.60)	(11.46)	8.45	10.02
Class C at NAV	09/29/1997	09/25/1997	(10.17)	(7.26)	8.82	9.95
Class C with 1% Maximum Sales Charge	—	—	(10.98)	(8.10)	8.82	9.95
Class I at NAV	10/01/2009	09/25/1997	(9.73)	(6.32)	9.90	10.88

Russell 2000® Index	—	—	(18.38)%	(16.87)%	7.24%	10.05%
% After-Tax Returns with Maximum Sales Charge	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	09/25/1997	09/25/1997	(13.02)%	6.89%	8.89%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	(5.26)	6.58	8.21
Class C After Taxes on Distributions	09/29/1997	09/25/1997	(10.01)	6.93	8.64
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	(2.78)	6.84	8.09
Class I After Taxes on Distributions	10/01/2009	09/25/1997	(7.98)	8.32	9.76
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	(2.16)	7.79	8.99
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.11%	1.86%	0.86%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2022
Fund Profile

Sector Allocation (% of net assets)*
Top 10 Holdings (% of net assets)*
Performance Food Group Co.	3.3%
CBIZ, Inc.	3.1
Valvoline, Inc.	2.6
Terminix Global Holdings, Inc.	2.6
ONE Gas, Inc.	2.3
Chemed Corp.	2.3
Commerce Bancshares, Inc.	2.1
Dorman Products, Inc.	2.1
Selective Insurance Group, Inc.	2.0
R1 RCM, Inc.	2.0
Total	24.4%

Footnotes:
Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
*	Excludes cash and cash equivalents.
3

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2022
Endnotes and Additional Disclosures

[1]	Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/21)	Ending Account Value (4/30/22)	Expenses Paid During Period* (11/1/21 – 4/30/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 901.40	$5.33	1.13%
Class C	$1,000.00	$ 898.30	$8.85	1.88%
Class I	$1,000.00	$ 902.70	$4.15	0.88%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.19	$5.66	1.13%
Class C	$1,000.00	$1,015.47	$9.39	1.88%
Class I	$1,000.00	$1,020.43	$4.41	0.88%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2021. The Example reflects the expenses of both the Fund and the Portfolio.
5

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2022
Statement of Assets and Liabilities (Unaudited)

April 30, 2022
Assets
Investment in Tax-Managed Small-Cap Portfolio, at value (identified cost $101,361,566)	$ 123,897,980
Receivable for Fund shares sold	1,801
Total assets	$123,899,781
Liabilities
Payable for Fund shares redeemed	$ 2,554
Payable to affiliates:
Distribution and service fees	22,484
Trustees' fees	43
Accrued expenses	50,464
Total liabilities	$ 75,545
Net Assets	$123,824,236
Sources of Net Assets
Paid-in capital	$ 94,995,538
Distributable earnings	28,828,698
Net Assets	$123,824,236
Class A Shares
Net Assets	$ 94,143,349
Shares Outstanding	3,259,213
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 28.89
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 30.49
Class C Shares
Net Assets	$ 2,507,583
Shares Outstanding	115,317
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 21.75
Class I Shares
Net Assets	$ 27,173,304
Shares Outstanding	907,402
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 29.95
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
6
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2022
Investment Income
Dividend income allocated from Portfolio	$ 752,347
Expenses allocated from Portfolio	(459,929)
Total investment income from Portfolio	$ 292,418
Expenses
Distribution and service fees:
Class A	$ 127,362
Class C	14,563
Trustees’ fees and expenses	250
Custodian fee	9,670
Transfer and dividend disbursing agent fees	56,514
Legal and accounting services	12,186
Printing and postage	9,695
Registration fees	24,546
ReFlow liquidity program fees	16,377
Miscellaneous	5,341
Total expenses	$ 276,504
Net investment income	$ 15,914
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$ 8,343,145(1)
Net realized gain	$ 8,343,145
Change in unrealized appreciation (depreciation):
Investments	$ (22,183,844)
Net change in unrealized appreciation (depreciation)	$(22,183,844)
Net realized and unrealized loss	$(13,840,699)
Net decrease in net assets from operations	$(13,824,785)
(1)	Includes $2,572,944 of net realized gains from redemptions in-kind.
7
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2022
Statements of Changes in Net Assets

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$ 15,914	$ (169,495)
Net realized gain	8,343,145 (1)	15,615,435 (2)
Net change in unrealized appreciation (depreciation)	(22,183,844)	27,298,975
Net increase (decrease) in net assets from operations	$ (13,824,785)	$ 42,744,915
Distributions to shareholders:
Class A	$ (8,360,876)	$ (86,568)
Class C	(312,679)	—
Class I	(2,381,714)	(74,765)
Total distributions to shareholders	$ (11,055,269)	$ (161,333)
Transactions in shares of beneficial interest:
Class A	$ 5,597,014	$ (3,763,833)
Class C	(112,028)	(1,546,614)
Class I	2,478,014	1,127,150
Net increase (decrease) in net assets from Fund share transactions	$ 7,963,000	$ (4,183,297)
Net increase (decrease) in net assets	$ (16,917,054)	$ 38,400,285
Net Assets
At beginning of period	$ 140,741,290	$ 102,341,005
At end of period	$123,824,236	$140,741,290
(1)	Includes $2,572,944 of net realized gains from redemptions in-kind.
(2)	Includes $1,757,643 of net realized gains from redemptions in-kind.
8
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2022
Financial Highlights

	Class A
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 34.810	$ 24.520	$ 26.960	$ 25.910	$ 27.390	$ 23.420
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.002)	$ (0.052)	$ 0.016	$ (0.001)	$ (0.059)	$ (0.050)
Net realized and unrealized gain (loss)	(3.183)	10.369	(0.739)	2.765	1.583	5.494
Total income (loss) from operations	$ (3.185)	$ 10.317	$ (0.723)	$ 2.764	$ 1.524	$ 5.444
Less Distributions
From net investment income	$ (0.025)	$ (0.027)	$ —	$ (0.032)	$ —	$ —
From net realized gain	(2.710)	—	(1.717)	(1.682)	(3.004)	(1.474)
Total distributions	$ (2.735)	$ (0.027)	$ (1.717)	$ (1.714)	$ (3.004)	$ (1.474)
Net asset value — End of period	$28.890	$ 34.810	$24.520	$26.960	$25.910	$27.390
Total Return(2)	(9.86)% (3)	42.10%	(3.09)%	12.26%	5.79%	23.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 94,143	$107,257	$ 78,430	$ 89,352	$ 75,199	$ 76,407
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.13% (5)(6)	1.11%	1.17%	1.20%	1.17%	1.19%
Net investment income (loss)	(0.01)% (6)	(0.16)%	0.06%	(0.01)%	(0.22)%	(0.19)%
Portfolio Turnover of the Portfolio	19% (3)	40%	44%	51%	51%	70%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(6)	Annualized.
9
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2022
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 26.780	$ 18.990	$ 21.410	$ 21.070	$ 22.970	$ 19.990
Income (Loss) From Operations
Net investment loss(1)	$ (0.090)	$ (0.215)	$ (0.126)	$ (0.111)	$ (0.212)	$ (0.202)
Net realized and unrealized gain (loss)	(2.397)	8.005	(0.577)	2.133	1.316	4.656
Total income (loss) from operations	$ (2.487)	$ 7.790	$ (0.703)	$ 2.022	$ 1.104	$ 4.454
Less Distributions
From net realized gain	$ (2.543)	$ —	$ (1.717)	$ (1.682)	$ (3.004)	$ (1.474)
Total distributions	$ (2.543)	$ —	$ (1.717)	$ (1.682)	$ (3.004)	$ (1.474)
Net asset value — End of period	$21.750	$26.780	$18.990	$21.410	$21.070	$22.970
Total Return(2)	(10.17)% (3)	41.02%	(3.86)%	11.45%	4.99%	23.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 2,508	$ 3,236	$ 3,565	$ 5,675	$ 18,482	$ 21,002
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.88% (5)(6)	1.86%	1.92%	1.95%	1.92%	1.94%
Net investment loss	(0.75)% (6)	(0.87)%	(0.66)%	(0.55)%	(0.96)%	(0.94)%
Portfolio Turnover of the Portfolio	19% (3)	40%	44%	51%	51%	70%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(6)	Annualized.
10
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2022
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 36.020	$ 25.370	$ 27.770	$ 26.650	$ 28.020	$ 23.870
Income (Loss) From Operations
Net investment income(1)	$ 0.036	$ 0.027	$ 0.081	$ 0.071	$ 0.007	$ 0.007
Net realized and unrealized gain (loss)	(3.289)	10.714	(0.764)	2.833	1.627	5.617
Total income (loss) from operations	$ (3.253)	$10.741	$ (0.683)	$ 2.904	$ 1.634	$ 5.624
Less Distributions
From net investment income	$ (0.108)	$ (0.091)	$ —	$ (0.102)	$ —	$ —
From net realized gain	(2.709)	—	(1.717)	(1.682)	(3.004)	(1.474)
Total distributions	$ (2.817)	$ (0.091)	$ (1.717)	$ (1.784)	$ (3.004)	$ (1.474)
Net asset value — End of period	$29.950	$36.020	$25.370	$27.770	$26.650	$28.020
Total Return(2)	(9.73)% (3)	42.46%	(2.89)%	12.52%	6.07%	24.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 27,173	$ 30,248	$ 20,346	$ 24,763	$ 24,628	$ 20,565
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.88% (5)(6)	0.86%	0.92%	0.95%	0.92%	0.94%
Net investment income	0.22% (6)	0.08%	0.32%	0.27%	0.02%	0.03%
Portfolio Turnover of the Portfolio	19% (3)	40%	44%	51%	51%	70%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(6)	Annualized.
11
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Small-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (65.7% at April 30, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
12

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6250%
$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion and over	0.4375%
For the six months ended April 30, 2022, the Fund incurred no investment adviser fee on such assets. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2022, EVM earned $18,377 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $785 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2022. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2022 amounted to $127,362 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2022, the Fund paid or accrued to EVD $10,922 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2022 amounted to $3,641 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
13

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2022, the Fund was informed that EVD received approximately $100 and less than $100 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the six months ended April 30, 2022, increases and decreases in the Fund's investment in the Portfolio aggregated $5,233,075 and $8,692,810, respectively. Decreases in the Fund's investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $7,196,491.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:
	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	48,659	$ 1,545,687	48,556	$ 1,584,997
Issued to shareholders electing to receive payments of distributions in Fund shares	245,909	7,810,082	2,731	79,938
Redemptions	(121,332)	(3,895,299)	(211,333)	(6,667,714)
Converted from Class C shares	4,424	136,544	42,595	1,238,946
Net increase (decrease)	177,660	$ 5,597,014	(117,451)	$(3,763,833)
Class C
Sales	6,061	$ 162,853	22,031	$ 524,648
Issued to shareholders electing to receive payments of distributions in Fund shares	12,995	311,624	—	—
Redemptions	(18,710)	(449,961)	(33,852)	(832,316)
Converted to Class A shares	(5,862)	(136,544)	(55,058)	(1,238,946)
Net decrease	(5,516)	$ (112,028)	(66,879)	$(1,546,614)
Class I
Sales	439,271	$ 14,331,823	254,253	$ 8,281,733
Issued to shareholders electing to receive payments of distributions in Fund shares	70,535	2,320,590	2,126	64,278
Redemptions	(442,057)	(14,174,399)	(218,846)	(7,218,861)
Net increase	67,749	$ 2,478,014	37,533	$ 1,127,150
14

Tax-Managed Small-Cap Portfolio
April 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 98.9%
Security	Shares	Value
Aerospace & Defense — 1.3%
Hexcel Corp.	44,937	$ 2,442,775
		$ 2,442,775
Auto Components — 4.2%
Dana, Inc.	122,290	$ 1,811,115
Dorman Products, Inc.(1)	40,196	3,968,149
Visteon Corp.(1)	20,070	2,101,530
		$ 7,880,794
Automobiles — 1.4%
Harley-Davidson, Inc.	71,937	$ 2,622,104
		$ 2,622,104
Banks — 10.5%
Commerce Bancshares, Inc.	58,869	$ 4,024,874
Community Bank System, Inc.	32,298	2,079,991
CVB Financial Corp.	46,292	1,065,642
Glacier Bancorp, Inc.	35,491	1,624,068
Independent Bank Corp.	28,138	2,171,128
Pinnacle Financial Partners, Inc.	21,691	1,682,137
SouthState Corp.	43,545	3,372,125
Stock Yards Bancorp, Inc.	29,426	1,538,391
Wintrust Financial Corp.	25,951	2,266,041
		$ 19,824,397
Biotechnology — 1.1%
Neurocrine Biosciences, Inc.(1)	22,146	$ 1,993,804
		$ 1,993,804
Building Products — 4.4%
AAON, Inc.	37,146	$ 1,810,496
AZEK Co., Inc. (The)(1)	135,970	2,888,003
CSW Industrials, Inc.	22,239	2,346,437
Hayward Holdings, Inc.(1)	84,205	1,338,859
		$ 8,383,795
Capital Markets — 0.8%
Cohen & Steers, Inc.	19,305	$ 1,499,806
		$ 1,499,806
Chemicals — 5.1%
Balchem Corp.	22,497	$ 2,771,631
Security	Shares	Value
Chemicals (continued)
Quaker Houghton	12,240	$ 1,991,570
Valvoline, Inc.	162,788	4,921,081
		$ 9,684,282
Commercial Services & Supplies — 1.9%
MillerKnoll, Inc.	113,363	$ 3,597,008
		$ 3,597,008
Diversified Consumer Services — 3.2%
Bright Horizons Family Solutions, Inc.(1)	10,366	$ 1,184,212
Terminix Global Holdings, Inc.(1)	104,902	4,813,953
		$ 5,998,165
Electronic Equipment, Instruments & Components — 1.1%
National Instruments Corp.	58,060	$ 2,098,288
		$ 2,098,288
Equity Real Estate Investment Trusts (REITs) — 7.2%
CubeSmart	61,103	$ 2,903,004
EastGroup Properties, Inc.	14,529	2,724,188
Essential Properties Realty Trust, Inc.	131,355	3,152,520
Rexford Industrial Realty, Inc.	29,353	2,290,708
STORE Capital Corp.	88,201	2,507,554
		$ 13,577,974
Food & Staples Retailing — 4.0%
Chefs' Warehouse, Inc. (The)(1)	37,089	$ 1,357,457
Performance Food Group Co.(1)	127,548	6,281,739
		$ 7,639,196
Food Products — 0.8%
J&J Snack Foods Corp.	10,255	$ 1,535,174
		$ 1,535,174
Gas Utilities — 2.3%
ONE Gas, Inc.	50,528	$ 4,263,047
		$ 4,263,047
Health Care Equipment & Supplies — 5.0%
Envista Holdings Corp.(1)	87,429	$ 3,463,937
ICU Medical, Inc.(1)	13,288	2,843,499
Integra LifeSciences Holdings Corp.(1)	51,859	3,171,697
		$ 9,479,133

15
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 9.3%
Addus HomeCare Corp.(1)	38,689	$ 3,260,709
Agiliti, Inc.(1)	157,633	3,111,675
Chemed Corp.	8,657	4,253,963
R1 RCM, Inc.(1)	168,474	3,794,035
U.S. Physical Therapy, Inc.	29,151	3,024,999
		$ 17,445,381
Hotels, Restaurants & Leisure — 2.2%
Choice Hotels International, Inc.	5,609	$ 787,840
Texas Roadhouse, Inc.	15,806	1,301,308
Wyndham Hotels & Resorts, Inc.	24,104	2,120,188
		$ 4,209,336
Insurance — 6.4%
AMERISAFE, Inc.	18,943	$ 878,008
James River Group Holdings, Ltd.	30,745	728,964
RLI Corp.	29,038	3,332,981
Ryan Specialty Group Holdings, Inc., Class A(1)	88,924	3,289,299
Selective Insurance Group, Inc.	47,000	3,870,920
		$ 12,100,172
Interactive Media & Services — 1.9%
CarGurus, Inc.(1)	110,102	$ 3,598,133
		$ 3,598,133
IT Services — 0.9%
Euronet Worldwide, Inc.(1)	13,706	$ 1,667,335
		$ 1,667,335
Machinery — 5.2%
Allison Transmission Holdings, Inc.	69,529	$ 2,603,166
Chart Industries, Inc.(1)	7,959	1,343,638
Middleby Corp.(1)	17,650	2,716,158
Mueller Water Products, Inc., Class A	43,194	519,624
Woodward, Inc.	22,937	2,534,080
		$ 9,716,666
Oil, Gas & Consumable Fuels — 0.3%
Archaea Energy, Inc.(1)	29,265	$ 643,830
		$ 643,830
Professional Services — 3.1%
CBIZ, Inc.(1)	138,911	$ 5,818,982
		$ 5,818,982
Security	Shares	Value
Road & Rail — 1.6%
Landstar System, Inc.	18,948	$ 2,935,045
		$ 2,935,045
Semiconductors & Semiconductor Equipment — 1.6%
Ambarella, Inc.(1)	17,075	$ 1,401,516
Silicon Laboratories, Inc.(1)	11,937	1,610,421
		$ 3,011,937
Software — 7.4%
ACI Worldwide, Inc.(1)	94,368	$ 2,606,444
Altair Engineering, Inc., Class A(1)	69,589	3,780,074
Clearwater Analytics Holdings, Inc., Class A(1)	83,528	1,465,081
Envestnet, Inc.(1)	43,347	3,452,155
nCino, Inc.(1)	43,136	1,617,169
SPS Commerce, Inc.(1)	8,306	993,647
		$ 13,914,570
Specialty Retail — 1.7%
National Vision Holdings, Inc.(1)	84,914	$ 3,197,012
		$ 3,197,012
Textiles, Apparel & Luxury Goods — 0.5%
Steven Madden, Ltd.	24,584	$ 1,009,419
		$ 1,009,419
Trading Companies & Distributors — 2.5%
Core & Main, Inc., Class A(1)	68,157	$ 1,619,411
Herc Holdings, Inc.	24,021	3,070,364
		$ 4,689,775
Total Common Stocks (identified cost $147,503,280)		$186,477,335

16
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(2)	3,770,422	$ 3,770,422
Total Short-Term Investments (identified cost $3,770,422)		$ 3,770,422
Total Investments — 100.9% (identified cost $151,273,702)		$190,247,757
Other Assets, Less Liabilities — (0.9)%		$ (1,680,032)
Net Assets — 100.0%		$188,567,725
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.
17
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2022
Statement of Assets and Liabilities (Unaudited)

April 30, 2022
Assets
Unaffiliated investments, at value (identified cost $147,503,280)	$ 186,477,335
Affiliated investment, at value (identified cost $3,770,422)	3,770,422
Dividends receivable	3,731
Dividends receivable from affiliated investment	162
Receivable for investments sold	447,362
Total assets	$190,699,012
Liabilities
Payable for investments purchased	$ 1,982,734
Payable to affiliates:
Investment adviser fee	102,614
Trustees' fees	939
Accrued expenses	45,000
Total liabilities	$ 2,131,287
Net Assets applicable to investors' interest in Portfolio	$188,567,725
18
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2022
Investment Income
Dividend income	$ 1,143,593
Dividend income from affiliated investments	816
Total investment income	$ 1,144,409
Expenses
Investment adviser fee	$ 645,538
Trustees’ fees and expenses	5,591
Custodian fee	27,202
Legal and accounting services	20,170
Miscellaneous	462
Total expenses	$ 698,963
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 44
Total expense reductions	$ 44
Net expenses	$ 698,919
Net investment income	$ 445,490
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 12,690,725(1)
Investment transactions - affiliated investments	693
Net realized gain	$ 12,691,418
Change in unrealized appreciation (depreciation):
Investments	$ (33,713,214)
Net change in unrealized appreciation (depreciation)	$(33,713,214)
Net realized and unrealized loss	$(21,021,796)
Net decrease in net assets from operations	$(20,576,306)
(1)	Includes $3,924,818 of net realized gains from redemptions in-kind.
19
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2022
Statements of Changes in Net Assets

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 445,490	$ 533,812
Net realized gain	12,691,418 (1)	23,712,287 (2)
Net change in unrealized appreciation (depreciation)	(33,713,214)	41,436,346
Net increase (decrease) in net assets from operations	$ (20,576,306)	$ 65,682,445
Capital transactions:
Contributions	$ 5,838,351	$ 4,855,208
Withdrawals	(11,962,625)	(10,698,425)
Net decrease in net assets from capital transactions	$ (6,124,274)	$ (5,843,217)
Net increase (decrease) in net assets	$ (26,700,580)	$ 59,839,228
Net Assets
At beginning of period	$ 215,268,305	$ 155,429,077
At end of period	$188,567,725	$215,268,305
(1)	Includes $3,924,818 of net realized gains from redemptions in-kind.
(2)	Includes $2,671,978 of net realized gains from redemptions in-kind.
20
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2022
Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data			2021	2020	2019	2018	2017
Ratios (as a percentage of average daily net assets):
Expenses	0.68% (1)(2)	0.68%	0.69%	0.69%	0.69%	0.70%
Net investment income	0.43% (1)	0.27%	0.54%	0.51%	0.26%	0.30%
Portfolio Turnover	19% (3)	40%	44%	51%	51%	70%
Total Return	(9.65)% (3)	42.69%	(2.63)%	12.82%	6.30%	24.56%
Net assets, end of period (000’s omitted)	$188,568	$215,268	$155,429	$178,500	$172,324	$170,770
(1)	Annualized.
(2)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(3)	Not annualized.
21

Tax-Managed Small-Cap Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed Small-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing primarily in a diversified portfolio of publicly-traded equity securities of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2022, Eaton Vance Tax-Managed Small-Cap Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 65.7% and 34.3%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
G  Interim Financial Statements—The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
22

Tax-Managed Small-Cap Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6250%
$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion and over	0.4375%
For the six months ended April 30, 2022, the investment adviser fee amounted to $645,538 or 0.625% (annualized) of the Portfolio’s average daily net assets. Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $44 relating to the Portfolio's investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
Trustees and officers of the Portfolio who are members of EVM’s or BMR's organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $38,606,706 and $38,607,844, respectively, for the six months ended April 30, 2022. In-kind sales for the six months ended April 30, 2022 aggregated $7,196,491.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$151,610,519
Gross unrealized appreciation	$ 44,807,579
Gross unrealized depreciation	(6,170,341)
Net unrealized appreciation	$ 38,637,238
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.
23

Tax-Managed Small-Cap Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

6  Investments in Affiliated Funds
At April 30, 2022, the value of the Portfolio's investment in affiliated funds was $3,770,422, which represents 2.0% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$719,232	$20,082,288	$(20,802,213)	$ 693	$ —	$ —	$ 654	—
Liquidity Fund	—	3,895,314	(124,892)	—	—	3,770,422	162	3,770,422
Total				$ 693	$ —	$3,770,422	$816
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 186,477,335*	$ —	$ —	$ 186,477,335
Short-Term Investments	3,770,422	—	—	3,770,422
Total Investments	$190,247,757	$ —	$ —	$190,247,757
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
8  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.
24

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2022
Officers and Trustees

Officers of Eaton Vance Tax-Managed Small-Cap Fund
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Tax-Managed Small-Cap Portfolio
Edward J. Perkin President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Tax-Managed Small-Cap Fund and Tax-Managed Small-Cap Portfolio
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
25

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
26

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
27

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
28

Investment Adviser of Tax-Managed Small-Cap Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance
Tax-Managed Small-Cap Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7690    4.30.22

Eaton Vance
Tax-Managed Value Fund
Semiannual Report
April 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2022
Eaton Vance
Tax-Managed Value Fund

Eaton Vance
Tax-Managed Value Fund
April 30, 2022
Performance

Portfolio Manager(s) Edward J. Perkin, CFA, Aaron S. Dunn, CFA and Bradley T. Galko, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/27/1999	12/27/1999	(7.61)%	(0.10)%	10.57%	10.78%
Class A with 5.25% Maximum Sales Charge	—	—	(12.45)	(5.35)	9.39	10.19
Class C at NAV	01/24/2000	01/24/2000	(7.92)	(0.83)	9.75	10.12
Class C with 1% Maximum Sales Charge	—	—	(8.80)	(1.78)	9.75	10.12
Class I at NAV	11/30/2007	12/27/1999	(7.49)	0.17	10.85	11.06

Russell 1000® Value Index	—	—	(3.94)%	1.32%	9.05%	11.16%
% After-Tax Returns with Maximum Sales Charge	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	12/27/1999	12/27/1999	(6.19)%	8.98%	9.37%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	(2.19)	7.72	8.41
Class C After Taxes on Distributions	01/24/2000	01/24/2000	(2.56)	9.51	9.42
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	(0.13)	8.06	8.40
Class I After Taxes on Distributions	11/30/2007	12/27/1999	(0.77)	10.37	10.17
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	1.19	8.96	9.16
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.15%	1.90%	0.90%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Tax-Managed Value Fund
April 30, 2022
Fund Profile

Sector Allocation (% of net assets)*
Top 10 Holdings (% of net assets)*
JPMorgan Chase & Co.	3.8%
Chevron Corp.	3.1
NextEra Energy, Inc.	3.1
Johnson & Johnson	3.0
Sempra Energy	2.9
Visa, Inc., Class A	2.9
Thermo Fisher Scientific, Inc.	2.8
Home Depot, Inc. (The)	2.7
PNC Financial Services Group, Inc. (The)	2.6
Eli Lilly & Co.	2.5
Total	29.4%

Footnotes:
Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
*	Excludes cash and cash equivalents.
3

Eaton Vance
Tax-Managed Value Fund
April 30, 2022
Endnotes and Additional Disclosures

[1]	Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020. Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Tax-Managed Value Fund
April 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/21)	Ending Account Value (4/30/22)	Expenses Paid During Period* (11/1/21 – 4/30/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 923.90	$5.49	1.15%
Class C	$1,000.00	$ 920.80	$9.05	1.90%
Class I	$1,000.00	$ 925.10	$4.30	0.90%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.09	$5.76	1.15%
Class C	$1,000.00	$1,015.37	$9.49	1.90%
Class I	$1,000.00	$1,020.33	$4.51	0.90%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2021. The Example reflects the expenses of both the Fund and the Portfolio.
5

Eaton Vance
Tax-Managed Value Fund
April 30, 2022
Statement of Assets and Liabilities (Unaudited)

April 30, 2022
Assets
Investment in Tax-Managed Value Portfolio, at value (identified cost $334,446,636)	$ 740,103,749
Receivable for Fund shares sold	511,975
Total assets	$740,615,724
Liabilities
Payable for Fund shares redeemed	$ 893,400
Payable to affiliates:
Administration fee	96,356
Distribution and service fees	118,530
Trustees' fees	43
Accrued expenses	98,531
Total liabilities	$ 1,206,860
Net Assets	$739,408,864
Sources of Net Assets
Paid-in capital	$ 347,498,904
Distributable earnings	391,909,960
Net Assets	$739,408,864
Class A Shares
Net Assets	$ 446,192,453
Shares Outstanding	12,703,376
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 35.12
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 37.07
Class C Shares
Net Assets	$ 24,552,024
Shares Outstanding	727,345
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 33.76
Class I Shares
Net Assets	$ 268,664,387
Shares Outstanding	7,682,807
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 34.97
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
6
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2022
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $51,132)	$ 8,938,143
Securities lending income allocated from Portfolio, net	1,504
Expenses allocated from Portfolio	(2,671,459)
Total investment income from Portfolio	$ 6,268,188
Expenses
Administration fee	$ 593,835
Distribution and service fees:
Class A	602,624
Class C	130,477
Trustees’ fees and expenses	250
Custodian fee	23,031
Transfer and dividend disbursing agent fees	152,326
Legal and accounting services	17,662
Printing and postage	15,672
Registration fees	27,077
ReFlow liquidity program fees	37,779
Miscellaneous	6,631
Total expenses	$ 1,607,364
Net investment income	$ 4,660,824
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$ 25,284,474(1)
Foreign currency transactions	(1,164)
Net realized gain	$ 25,283,310
Change in unrealized appreciation (depreciation):
Investments	$ (90,299,950)
Foreign currency	(14,420)
Net change in unrealized appreciation (depreciation)	$(90,314,370)
Net realized and unrealized loss	$(65,031,060)
Net decrease in net assets from operations	$(60,370,236)
(1)	Includes $9,616,709 of net realized gains from redemptions in-kind.
7
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2022
Statements of Changes in Net Assets

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,660,824	$ 6,218,617
Net realized gain	25,283,310 (1)	41,266,650 (2)
Net change in unrealized appreciation (depreciation)	(90,314,370)	196,213,210
Net increase (decrease) in net assets from operations	$ (60,370,236)	$243,698,477
Distributions to shareholders:
Class A	$ (21,856,451)	$ (5,308,485)
Class C	(1,044,216)	(99,561)
Class I	(13,331,190)	(3,326,217)
Total distributions to shareholders	$ (36,231,857)	$ (8,734,263)
Transactions in shares of beneficial interest:
Class A	$ 7,203,188	$ (12,956,492)
Class C	1,332,356	(1,436,395)
Class I	20,187,718	14,451,497
Net increase in net assets from Fund share transactions	$ 28,723,262	$ 58,610
Net increase (decrease) in net assets	$ (67,878,831)	$235,022,824
Net Assets
At beginning of period	$ 807,287,695	$ 572,264,871
At end of period	$739,408,864	$807,287,695
(1)	Includes $9,616,709 of net realized gains from redemptions in-kind.
(2)	Includes $11,222,759 of net realized gains from redemptions in-kind.
8
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2022
Financial Highlights

	Class A
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 39.770	$ 28.170	$ 29.890	$ 27.000	$ 25.240	$ 21.200
Income (Loss) From Operations
Net investment income(1)	$ 0.211	$ 0.286	$ 0.354	$ 0.344	$ 0.268	$ 0.292
Net realized and unrealized gain (loss)	(3.109)	11.731	(1.720)	2.931	1.744	3.997
Total income (loss) from operations	$ (2.898)	$ 12.017	$ (1.366)	$ 3.275	$ 2.012	$ 4.289
Less Distributions
From net investment income	$ (0.307)	$ (0.341)	$ (0.339)	$ (0.278)	$ (0.252)	$ (0.249)
From net realized gain	(1.445)	(0.076)	(0.015)	(0.107)	—	—
Total distributions	$ (1.752)	$ (0.417)	$ (0.354)	$ (0.385)	$ (0.252)	$ (0.249)
Net asset value — End of period	$ 35.120	$ 39.770	$ 28.170	$ 29.890	$ 27.000	$ 25.240
Total Return(2)	(7.61)% (3)	43.03%	(4.66)%	12.35%	8.02%	20.37%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$446,192	$497,565	$362,651	$417,533	$312,065	$308,854
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.15% (5)(6)	1.15%	1.17%	1.18%	1.17%	1.19%
Net investment income	1.12% (6)	0.80%	1.25%	1.24%	1.00%	1.25%
Portfolio Turnover of the Portfolio	15% (3)	11%	25%	18%	10%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(6)	Annualized.
9
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2022
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 38.170	$ 27.020	$ 28.580	$ 25.810	$ 24.140	$ 20.290
Income (Loss) From Operations
Net investment income(1)	$ 0.066	$ 0.018	$ 0.137	$ 0.150	$ 0.066	$ 0.114
Net realized and unrealized gain (loss)	(2.975)	11.278	(1.673)	2.794	1.664	3.828
Total income (loss) from operations	$ (2.909)	$11.296	$ (1.536)	$ 2.944	$ 1.730	$ 3.942
Less Distributions
From net investment income	$ (0.056)	$ (0.070)	$ (0.009)	$ (0.067)	$ (0.060)	$ (0.092)
From net realized gain	(1.445)	(0.076)	(0.015)	(0.107)	—	—
Total distributions	$ (1.501)	$ (0.146)	$ (0.024)	$ (0.174)	$ (0.060)	$ (0.092)
Net asset value — End of period	$33.760	$38.170	$27.020	$28.580	$ 25.810	$ 24.140
Total Return(2)	(7.92)% (3)	41.94%	(5.38)%	11.50%	7.17%	19.48%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 24,552	$ 26,389	$ 20,066	$ 26,672	$112,571	$125,813
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.90% (5)(6)	1.90%	1.92%	1.93%	1.92%	1.94%
Net investment income	0.36% (6)	0.05%	0.50%	0.58%	0.26%	0.51%
Portfolio Turnover of the Portfolio	15% (3)	11%	25%	18%	10%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(6)	Annualized.
10
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2022
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 39.650	$ 28.080	$ 29.790	$ 26.920	$ 25.170	$ 21.140
Income (Loss) From Operations
Net investment income(1)	$ 0.256	$ 0.373	$ 0.421	$ 0.411	$ 0.331	$ 0.346
Net realized and unrealized gain (loss)	(3.091)	11.690	(1.707)	2.914	1.732	3.989
Total income (loss) from operations	$ (2.835)	$ 12.063	$ (1.286)	$ 3.325	$ 2.063	$ 4.335
Less Distributions
From net investment income	$ (0.400)	$ (0.417)	$ (0.409)	$ (0.348)	$ (0.313)	$ (0.305)
From net realized gain	(1.445)	(0.076)	(0.015)	(0.107)	—	—
Total distributions	$ (1.845)	$ (0.493)	$ (0.424)	$ (0.455)	$ (0.313)	$ (0.305)
Net asset value — End of period	$ 34.970	$ 39.650	$ 28.080	$ 29.790	$ 26.920	$ 25.170
Total Return(2)	(7.49)% (3)	43.41%	(4.42)%	12.61%	8.25%	20.68%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$268,664	$283,334	$189,549	$195,921	$169,397	$146,032
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.90% (5)(6)	0.90%	0.92%	0.93%	0.92%	0.94%
Net investment income	1.36% (6)	1.05%	1.49%	1.49%	1.24%	1.48%
Portfolio Turnover of the Portfolio	15% (3)	11%	25%	18%	10%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(6)	Annualized.
11
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (81.6% at April 30, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
12

Eaton Vance
Tax-Managed Value Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6500%
$500 million but less than $1 billion	0.6250%
$1 billion but less than $2 billion	0.6000%
$2 billion but less than $5 billion	0.5750%
$5 billion and over	0.5550%
For the six months ended April 30, 2022, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2022, the administration fee amounted to $593,835.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2022, EVM earned $32,951 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $12,292 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2022. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2022 amounted to $602,624 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2022, the Fund paid or accrued to EVD $97,858 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2022 amounted to $32,619 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
13

Eaton Vance
Tax-Managed Value Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2022, the Fund was informed that EVD received approximately $100 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the six months ended April 30, 2022, increases and decreases in the Fund's investment in the Portfolio aggregated $9,318,978 and $18,058,438, respectively. Decreases in the Fund's investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $14,579,998.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:
	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	199,374	$ 7,597,610	416,482	$ 14,781,029
Issued to shareholders electing to receive payments of distributions in Fund shares	499,033	18,918,332	145,510	4,625,757
Redemptions	(536,159)	(20,445,024)	(1,017,458)	(35,413,817)
Converted from Class C shares	29,750	1,132,270	92,283	3,050,539
Net increase (decrease)	191,998	$ 7,203,188	(363,183)	$(12,956,492)
Class C
Sales	88,204	$ 3,224,305	128,397	$ 4,429,673
Issued to shareholders electing to receive payments of distributions in Fund shares	26,062	952,312	3,030	93,077
Redemptions	(47,271)	(1,711,991)	(86,759)	(2,908,606)
Converted to Class A shares	(30,939)	(1,132,270)	(96,074)	(3,050,539)
Net increase (decrease)	36,056	$ 1,332,356	(51,406)	$ (1,436,395)
Class I
Sales	1,245,084	$ 47,141,124	1,639,132	$ 57,300,081
Issued to shareholders electing to receive payments of distributions in Fund shares	314,485	11,859,242	93,737	2,963,953
Redemptions	(1,023,076)	(38,812,648)	(1,336,684)	(45,812,537)
Net increase	536,493	$ 20,187,718	396,185	$ 14,451,497
14

Tax-Managed Value Portfolio
April 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 100.0%
Security	Shares	Value
Aerospace & Defense — 2.3%
Hexcel Corp.(1)	194,045	$ 10,548,286
Raytheon Technologies Corp.	113,000	10,724,830
		$ 21,273,116
Banks — 12.9%
Bank of America Corp.	480,774	$ 17,154,016
Citigroup, Inc.	81,079	3,908,819
JPMorgan Chase & Co.	288,863	34,478,688
KeyCorp	669,553	12,929,068
PNC Financial Services Group, Inc. (The)	142,029	23,591,017
Truist Financial Corp.	159,821	7,727,345
U.S. Bancorp	187,164	9,088,684
Wells Fargo & Co.	188,847	8,239,395
		$117,117,032
Beverages — 1.0%
Constellation Brands, Inc., Class A	38,140	$ 9,385,873
		$ 9,385,873
Building Products — 0.5%
Carrier Global Corp.	113,000	$ 4,324,510
		$ 4,324,510
Capital Markets — 3.1%
Ameriprise Financial, Inc.	32,971	$ 8,753,471
Goldman Sachs Group, Inc. (The)	62,358	19,049,745
		$ 27,803,216
Chemicals — 1.0%
FMC Corp.	67,011	$ 8,881,638
		$ 8,881,638
Containers & Packaging — 2.2%
Ball Corp.	46,376	$ 3,763,876
Packaging Corp. of America	102,107	16,456,585
		$ 20,220,461
Diversified Telecommunication Services — 2.4%
Verizon Communications, Inc.	462,890	$ 21,431,807
		$ 21,431,807
Security	Shares	Value
Electric Utilities — 3.1%
NextEra Energy, Inc.	392,766	$ 27,894,241
		$ 27,894,241
Electrical Equipment — 0.9%
Rockwell Automation, Inc.	33,916	$ 8,569,556
		$ 8,569,556
Entertainment — 0.2%
Walt Disney Co. (The)(1)	15,247	$ 1,702,023
		$ 1,702,023
Equity Real Estate Investment Trusts (REITs) — 4.6%
AvalonBay Communities, Inc.	47,915	$ 10,899,704
Boston Properties, Inc.	59,105	6,950,748
CubeSmart	174,330	8,282,419
Mid-America Apartment Communities, Inc.	77,009	15,146,130
		$ 41,279,001
Food & Staples Retailing — 1.7%
BJ's Wholesale Club Holdings, Inc.(1)	122,219	$ 7,864,793
Performance Food Group Co.(1)	151,797	7,476,002
		$ 15,340,795
Food Products — 3.2%
Hershey Co. (The)	47,695	$ 10,768,100
Nestle S.A.	138,900	17,931,167
		$ 28,699,267
Health Care Equipment & Supplies — 3.4%
Stryker Corp.	58,093	$ 14,015,517
Teleflex, Inc.	35,064	10,014,980
Zimmer Biomet Holdings, Inc.	58,272	7,036,344
		$ 31,066,841
Health Care Providers & Services — 2.5%
UnitedHealth Group, Inc.	43,786	$ 22,267,370
		$ 22,267,370
Household Durables — 0.8%
D.R. Horton, Inc.	99,360	$ 6,914,462
		$ 6,914,462
Industrial Conglomerates — 1.8%
Honeywell International, Inc.	83,731	$ 16,202,786
		$ 16,202,786

15
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance — 2.1%
Arch Capital Group, Ltd.(1)	183,981	$ 8,402,412
Travelers Cos., Inc. (The)	64,030	10,952,972
		$ 19,355,384
Interactive Media & Services — 4.1%
Alphabet, Inc., Class A(1)	7,924	$ 18,084,073
Alphabet, Inc., Class C(1)	8,199	18,852,207
		$ 36,936,280
IT Services — 3.7%
Euronet Worldwide, Inc.(1)	61,618	$ 7,495,830
Visa, Inc., Class A	122,439	26,095,424
		$ 33,591,254
Life Sciences Tools & Services — 2.8%
Thermo Fisher Scientific, Inc.	46,365	$ 25,636,136
		$ 25,636,136
Machinery — 4.6%
Ingersoll Rand, Inc.	353,722	$ 15,549,619
Otis Worldwide Corp.	56,500	4,115,460
Parker-Hannifin Corp.	32,913	8,913,499
Westinghouse Air Brake Technologies Corp.	150,850	13,562,923
		$ 42,141,501
Multi-Utilities — 3.4%
CMS Energy Corp.	68,853	$ 4,729,513
Sempra Energy	162,537	26,226,970
		$ 30,956,483
Oil, Gas & Consumable Fuels — 7.7%
Chevron Corp.	182,306	$ 28,561,881
ConocoPhillips	129,368	12,357,231
EOG Resources, Inc.	167,473	19,554,148
Phillips 66	109,182	9,472,630
		$ 69,945,890
Personal Products — 1.8%
Estee Lauder Cos., Inc. (The), Class A	61,550	$ 16,252,893
		$ 16,252,893
Pharmaceuticals — 12.8%
Bristol-Myers Squibb Co.	183,774	$ 13,832,669
Eli Lilly & Co.	76,320	22,295,362
Johnson & Johnson	152,761	27,567,250
Security	Shares	Value
Pharmaceuticals (continued)
Merck & Co., Inc.	167,049	$ 14,815,576
Royalty Pharma PLC, Class A	82,011	3,492,028
Sanofi	155,267	16,410,927
Zoetis, Inc.	101,295	17,954,539
		$116,368,351
Road & Rail — 1.3%
Union Pacific Corp.	50,876	$ 11,919,738
		$ 11,919,738
Semiconductors & Semiconductor Equipment — 3.6%
Intel Corp.	258,430	$ 11,264,964
QUALCOMM, Inc.	69,710	9,737,790
Texas Instruments, Inc.	65,886	11,217,091
		$ 32,219,845
Software — 1.8%
Microsoft Corp.	25,630	$ 7,112,837
Oracle Corp.	52,884	3,881,686
VMware, Inc., Class A	50,491	5,455,048
		$ 16,449,571
Specialty Retail — 2.7%
Home Depot, Inc. (The)	81,060	$ 24,350,424
		$ 24,350,424
Total Common Stocks (identified cost $430,901,139)		$906,497,745

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(2)	2,855,274	$ 2,855,274
Total Short-Term Investments (identified cost $2,855,274)		$ 2,855,274
Total Investments — 100.3% (identified cost $433,756,413)		$909,353,019
Other Assets, Less Liabilities — (0.3)%		$ (2,480,509)
Net Assets — 100.0%		$906,872,510

16
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.
17
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2022
Statement of Assets and Liabilities (Unaudited)

April 30, 2022
Assets
Unaffiliated investments, at value (identified cost $430,901,139)	$ 906,497,745
Affiliated investment, at value (identified cost $2,855,274)	2,855,274
Dividends receivable	1,022,935
Dividends receivable from affiliated investment	57
Tax reclaims receivable	305,573
Total assets	$910,681,584
Liabilities
Payable for investments purchased	$ 3,179,758
Payable to affiliates:
Investment adviser fee	502,561
Trustees' fees	4,289
Accrued expenses	122,466
Total liabilities	$ 3,809,074
Net Assets applicable to investors' interest in Portfolio	$906,872,510
18
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $62,672)	$ 10,979,189
Dividend income from affiliated investments	894
Securities lending income, net	1,850
Total investment income	$ 10,981,933
Expenses
Investment adviser fee	$ 3,102,791
Trustees’ fees and expenses	25,760
Custodian fee	108,198
Legal and accounting services	31,821
Miscellaneous	12,489
Total expenses	$ 3,281,059
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 3
Total expense reductions	$ 3
Net expenses	$ 3,281,056
Net investment income	$ 7,700,877
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 31,094,559(1)
Investment transactions - affiliated investments	(670)
Foreign currency transactions	(1,427)
Net realized gain	$ 31,092,462
Change in unrealized appreciation (depreciation):
Investments	$ (110,892,991)
Foreign currency	(17,681)
Net change in unrealized appreciation (depreciation)	$(110,910,672)
Net realized and unrealized loss	$ (79,818,210)
Net decrease in net assets from operations	$ (72,117,333)
(1)	Includes $11,829,764 of net realized gains from redemptions in-kind.
19
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2022
Statements of Changes in Net Assets

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 7,700,877	$ 11,303,165
Net realized gain	31,092,462 (1)	50,830,291 (2)
Net change in unrealized appreciation (depreciation)	(110,910,672)	241,676,051
Net increase (decrease) in net assets from operations	$ (72,117,333)	$303,809,507
Capital transactions:
Contributions	$ 10,820,059	$ 20,515,433
Withdrawals	(26,167,579)	(34,694,681)
Net decrease in net assets from capital transactions	$ (15,347,520)	$ (14,179,248)
Net increase (decrease) in net assets	$ (87,464,853)	$289,630,259
Net Assets
At beginning of period	$ 994,337,363	$ 704,707,104
At end of period	$ 906,872,510	$994,337,363
(1)	Includes $11,829,764 of net realized gains from redemptions in-kind.
(2)	Includes $13,829,598 of net realized gains from redemptions in-kind.
20
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2022
Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data			2021	2020	2019	2018	2017
Ratios (as a percentage of average daily net assets):
Expenses	0.68% (1)(2)	0.68%	0.68%	0.68%	0.68%	0.69%
Net investment income	1.58% (1)	1.27%	1.73%	1.74%	1.49%	1.74%
Portfolio Turnover	15% (3)	11%	25%	18%	10%	30%
Total Return	(7.39)% (3)	43.69%	(4.18)%	12.90%	8.55%	20.97%
Net assets, end of period (000’s omitted)	$906,873	$994,337	$704,707	$788,248	$730,479	$712,901
(1)	Annualized.
(2)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(3)	Not annualized.
21
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing primarily in value stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2022, Eaton Vance Tax-Managed Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 81.6% and 18.4%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
22

Tax-Managed Value Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6500%
$500 million but less than $1 billion	0.6250%
$1 billion but less than $2 billion	0.6000%
$2 billion but less than $5 billion	0.5750%
$5 billion and over	0.5550%
For the six months ended April 30, 2022, the investment adviser fee amounted to $3,102,791 or 0.64% (annualized) of the Portfolio's average daily net assets. Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $3 relating to the Portfolio's investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $157,534,221 and $146,231,403, respectively, for the six months ended April 30, 2022. In-kind sales for the six months ended April 30, 2022 aggregated $14,579,998.
23

Tax-Managed Value Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$436,575,598
Gross unrealized appreciation	$ 476,761,457
Gross unrealized depreciation	(3,984,036)
Net unrealized appreciation	$472,777,421
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.
6  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral. At April 30, 2022, the Portfolio had no securities on loan.
24

Tax-Managed Value Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

7  Investments in Affiliated Funds
At April 30, 2022, the value of the Portfolio's investment in affiliated funds was $2,855,274, which represents 0.3% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$3,069,396	$31,715,724	$(34,784,450)	$ (670)	$ —	$ —	$ 837	—
Liquidity Fund	—	2,958,849	(103,575)	—	—	2,855,274	57	2,855,274
Total				$(670)	$ —	$2,855,274	$894
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 60,070,110	$ —	$ —	$ 60,070,110
Consumer Discretionary	31,264,886	—	—	31,264,886
Consumer Staples	51,747,661	17,931,167	—	69,678,828
Energy	69,945,890	—	—	69,945,890
Financials	164,275,632	—	—	164,275,632
Health Care	178,927,771	16,410,927	—	195,338,698
Industrials	104,431,207	—	—	104,431,207
Information Technology	82,260,670	—	—	82,260,670
Materials	29,102,099	—	—	29,102,099
Real Estate	41,279,001	—	—	41,279,001
Utilities	58,850,724	—	—	58,850,724
Total Common Stocks	$872,155,651	$34,342,094*	$ —	$906,497,745
Short-Term Investments	$ 2,855,274	$ —	$ —	$ 2,855,274
Total Investments	$875,010,925	$34,342,094	$ —	$909,353,019
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
25

Tax-Managed Value Portfolio
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.
26

Eaton Vance
Tax-Managed Value Fund
April 30, 2022
Officers and Trustees

Officers of Eaton Vance Tax-Managed Value Fund
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Tax-Managed Value Portfolio
Edward J. Perkin President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Tax-Managed Value Fund and Tax-Managed Value Portfolio
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
27

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
28

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Value Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance Tax-Managed Value Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7715    4.30.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2022